Report of Independent Registered Public Accounting Firm

Those Charged With Governance
Talcott Resolution Life Insurance Company Separate Account Eleven:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Talcott Resolution Life Insurance Company Separate Account Eleven (the Separate Account) as of December 31, 2020, the related statements of operations for the year or period then ended (as described in the Appendix) and the statements of changes in net assets for each of the years or periods in the two-year period then ended (as described in the Appendix), and the related notes including the financial highlights in Note 6 for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2020, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account's auditor since 2015.

/s/ KPMG LLP

Boston, Massachusetts
April 29, 2021

Appendix

The statements of assets and liabilities as of December 31, 2020, and the related statements of operations for the year then ended and changes in net assets for each of the years in the two year period then ended December 31, 2020.

American Century Equity Income Fund

American Century Growth Fund

American Century Ultra® Fund

American Century VP Balanced Fund

American Century VP International Fund

American Century Small Cap Value Fund

American Century Focused Large Cap Value (1)

American Century Inflation-Adjusted Bond Fund

American Century Equity Growth Fund

American Century VP Income & Growth Fund

American Century VP Ultra Fund

American Century VP Value Fund

American Century Mid Cap Value Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Diversified Dividend Fund

Invesco European Growth Fund

Invesco International Growth Fund

Invesco Small Cap Growth Fund

Invesco Real Estate Fund

Invesco Small Cap Equity Fund

Invesco Developing Markets Fund (1)

American Century Diversified Bond Fund

Domini Impact Equity Fund

AB Global Bond Fund

AB Global Risk Allocation Fund

AB Relative Value Fund

AB Sustainable International Thematic Fund

AB International Value Fund

AB Growth Fund

AB Discovery Growth Fund

AB Discovery Value Fund

AB Value Fund

AB High Income Fund

American Funds AMCAP Fund®

American Funds American Balanced Fund®

American Funds Capital Income Builder®

American Funds EuroPacific Growth Fund

American Funds Fundamental Investors FundSM

American Funds New Perspective Fund®

American Funds The Bond Fund of America®

American Funds The Growth Fund of America®

American Funds The Income Fund of America®

American Funds The Investment Company of America®

American Funds The New Economy Fund®

American Funds Washington Mutual Investors FundSM

American Funds American Mutual Fund®

American Funds Capital World Growth and Income Fund®

American Funds SMALLCAP World Fund®

New World Fund

Ariel Appreciation Fund

Ariel Fund

Artisan Mid Cap Value Fund

Ave Maria Rising Dividend Fund

Ave Maria Value Fund

Ave Maria Growth Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2055 Fund

Baron Small Cap Fund

BlackRock U.S. Government Bond Portfolio

BlackRock Equity Dividend Fund

BlackRock Capital Appreciation Fund

BlackRock Advantage Large Cap Growth Fund

Calvert VP SRI Balanced Portfolio

Calvert Equity Fund

Calvert Bond Fund

Calvert Income Fund

Columbia Contrarian Core Fund

Columbia Small Cap Value I Fund

Columbia Select Mid Cap Value Fund

Columbia Acorn Fund

CRM Mid Cap Value Fund

Calamos International Growth Fund

Davis Financial Fund

Davis New York Venture Fund

Davis Opportunity Fund

Delaware Diversified Income Fund

Delaware Extended Duration Bond Fund

Dreyfus Bond Market Index Fund

Dreyfus VIF Appreciation Portfolio

Dreyfus International Stock Index Fund

Dreyfus MidCap Index Fund

Dreyfus SmallCap Stock Index Fund

Dreyfus VIF Growth and Income Portfolio

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Dreyfus S&P 500 Index Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Worldwide Health Sciences Fund

Eaton Vance Income Fund of Boston

Eaton Vance Balanced Fund

Eaton Vance Atlanta Capital SMID-Cap Fund

Wells Fargo Asset Allocation Fund

Wells Fargo Emerging Markets Equity Fund

Wells Fargo Utility & Telecommunications Fund

Appendix

Alger Capital Appreciation Institutional Portfolio

Alger Mid Cap Growth Institutional Fund

Alger Small Cap Growth Institutional Fund

Nuveen Mid Cap Growth Opportunities Fund

Nuveen Small Cap Select Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Leveraged Company Stock Fund

Federated Hermes Equity Income Fund, Inc (1)

Federated Hermes Fund for U.S. Government Securities (1)

Federated Hermes MDT Mid Cap Growth Fund (1)

Federated Hermes High Income Bond Fund, Inc. (1)

Federated Hermes Kaufmann Fund (1)

Federated Hermes Short-Term Income Fund (1)

Federated Hermes Total Return Bond Fund (1)

Federated Hermes Clover Small Value Fund (1)

Federated Hermes International Leaders Fund (1)

Fidelity® VIP Growth Opportunities Portfolio

Fidelity® VIP Overseas Portfolio

Fidelity® VIP Value Strategies Portfolio

Fidelity® VIP Balanced Portfolio

Fidelity® VIP Growth & Income Portfolio

Fidelity® VIP Freedom 2020 Portfolio

Fidelity® VIP Freedom 2030 Portfolio

Fidelity® VIP Freedom 2015 Portfolio

Fidelity® VIP Freedom 2025 Portfolio

Fidelity Advisor® Stock Selector All Cap Fund

Templeton Developing Markets Trust

Franklin High Income Fund

Franklin Strategic Income Fund

Templeton Global Bond Fund

Franklin U.S. Government Securities Fund

Franklin Small Cap Value Fund

Franklin Mutual Global Discovery Fund

Templeton Growth Fund

Franklin Income Fund

Franklin Growth Fund

Franklin Total Return Fund

Franklin Balance Sheet Investment Fund

Franklin Mutual Beacon Fund

Franklin Mutual Shares Fund

Franklin Small-Mid Cap Growth Fund

Franklin Conservative Allocation Fund

Franklin Growth Allocation Fund

Franklin Moderate Allocation Fund

Templeton Foreign Fund

Highland Socially Responsible Equity Fund (1)

Goldman Sachs Income Builder Fund

Goldman Sachs Capital Growth Fund

Goldman Sachs Core Fixed Income Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Government Income Fund

Goldman Sachs Equity Income Fund

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Focused International Equity Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Small Cap Value Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs High Yield Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Satellite Strategies Portfolio

Hartford Balanced HLS Fund

Hartford Total Return Bond HLS Fund

Hartford Capital Appreciation HLS Fund

Hartford Dividend and Growth HLS Fund

The Hartford Healthcare HLS Fund

Hartford Disciplined Equity HLS Fund

Hartford International Opportunities HLS Fund

Hartford MidCap HLS Fund

Hartford Ultrashort Bond HLS Fund

Hartford Small Company HLS Fund

Hartford Small Cap Growth HLS Fund

Hartford Stock HLS Fund

The Hartford Checks and Balances Fund

The Hartford High Yield

The Hartford Dividend and Growth Fund

The Hartford International Opportunities Fund

The Hartford MidCap Fund

The Hartford Small Company Fund

The Hartford Total Return Bond Fund

The Hartford Healthcare Fund

The Hartford Growth Opportunities Fund

The Hartford Value Opportunities Fund

Hartford Moderate Allocation Fund

The Hartford Conservative Allocation Fund

The Hartford Capital Appreciation Fund

The Hartford Growth Allocation Fund

The Hartford Inflation Plus Fund

The Hartford Equity Income Fund

The Hartford Balanced Income Fund

The Hartford MidCap Value Fund

Hotchkis and Wiley Large Cap Value Fund

Invesco V.I. Technology Fund

Invesco Technology Fund

Ivy Natural Resources Fund

Ivy Large Cap Growth Fund

Ivy Science & Technology Fund

Ivy Asset Strategy Fund

Janus Henderson Forty Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Flexible Bond Fund

Janus Henderson Forty Fund

Appendix

Janus Henderson Balanced Fund

Janus Henderson Enterprise Fund

Janus Henderson Overseas Fund

Janus Henderson Global Research Fund

Janus Henderson Mid Cap Value Fund

PGIM Jennison Natural Resources Fund

PGIM Jennison Mid-Cap Growth Fund

PGIM Jennison 20/20 Focus Fund

JPMorgan Large Cap Growth Fund

JPMorgan Core Bond Fund

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

JPMorgan U.S. Equity Fund

JPMorgan SmartRetirement 2020 Fund

JPMorgan SmartRetirement 2025 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2035 Fund

JPMorgan SmartRetirement 2040 Fund

JPMorgan SmartRetirement 2045 Fund

JPMorgan SmartRetirement 2050 Fund

JPMorgan SmartRetirement Income Fund

JP Morgan Smart Retirement 2055 Fund

Loomis Sayles Bond Fund

LKCM Aquinas Catholic Equity Fund

Lord Abbett Affiliated Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Bond Debenture Fund

Lord Abbett Growth Opportunities fund

Lord Abbett Dividend Growth Fund (1)

Lord Abbett Total Return Fund

Lord Abbett Developing Growth Fund

Lord Abbett International Equity Inv Opt

Lord Abbett Value Opportunities Fund

Clearbridge Value Trust

BMO Mid-Cap Value Fund

MFS® Emerging Markets Debt Fund

Massachusetts Investors Growth Stock Fund

MFS High Income Fund

MFS International New Discovery Fund

MFS Mid Cap Growth Fund

MFS New Discovery Fund

MFS Research International Fund

MFS Total Return Fund

MFS Utilities Fund

MFS Value Fund

MFS Total Return Bond Fund

MFS Massachusetts Investors Trust

MFS International Growth Fund

MFS Core Equity Fund

MFS Government Securities Fund

MFS International Value Fund

MFS Technology Fund

MFS Core Equity Series

MFS Utilities Series

MFS Growth Fund

MFS High Yield Portfolio

BlackRock Global Allocation Fund, Inc.

BlackRock Advantage Large Cap Core Fund

BlackRock Advantage U.S. Total Market Fund

BlackRock Mid Cap Dividend Fund

BlackRock International Dividend Fund

BlackRock Mid Cap Growth Equity Portfolio

Victory Munder Mid-Cap Core Growth Fund

Neuberger Berman Sustainable Equity Fund

Nuveen NWQ International Value Fund

The Oakmark International Small Cap Fund

The Oakmark Equity and Income Fund

Invesco Capital Appreciation Fund (1)

Invesco Oppenheimer Global Fund

Invesco Global Opportunities Fund (1)

Invesco Oppenheimer International Growth Fund

Invesco Main Street Fund (1)

Invesco Global Strategic Income Fund (1)

Invesco Main Street Mid Cap Fund (1)

Invesco Developing Markets Fund

Invesco International Bond Fund (1)

Invesco Main Street All Cap Fund (1)

Invesco Gold & Special Minerals Fund (1)

Invesco International Diversified Fund (1)

Invesco Rising Dividends Fund (1)

Putnam Global Equity Fund

Putnam VT High Yield Fund

Putnam VT Emerging Markets Equity Fund (1)

Putnam VT Sustainable Leaders Fund

Putnam VT Small Cap Value Fund

Pioneer Disciplined Value Fund

Pioneer Equity Income Fund

Pioneer Fundamental Growth Fund

AllianzGI International Value Fund (1)

AllianzGI Small-Cap Value Fund (1)

AllianzGI Dividend Value Fund (1)

AMG GW&K MID CAP Fund (1)

PIMCO Total Return Fund

PIMCO Emerging Markets Bond Fund

PIMCO Real Return Fund

Pioneer Fund

Pioneer High Yield Fund

Pioneer Strategic Income Fund

Pioneer Mid Cap Value Fund

Pioneer Select Mid Cap Growth Fund

PIMCO Total Return ESG Fund

Putnam Equity Income Fund

Putnam High Yield Fund

Putnam International Equity Fund

Putnam Sustainable Leaders Fund

Appendix

Putnam International Capital Opportunities Fund

Putnam Small Cap Growth Fund

Royce Total Return Fund

Royce Smaller-Companies Growth Fund

Royce Small-Cap Value Fund

Columbia Large Cap Value Fund

RidgeWorth Ceredex Small Cap Value Equity Fund

RidgeWorth Ceredex Mid-Cap Value Equity Fund

RidgeWorth Seix Total Return Bond Fund (2)

RidgeWorth Ceredex Large Cap Value Equity Fund

DWS Real Estate Securities Fund

DWS Equity Dividend Fund

DWS Capital Growth Fund

DWS Enhanced Emerging Markets Fixed Income

SSgA S&P 500 Index Fund

DWS Core Equity VIP

DWS Global Growth Fund

Select Overseas Fund

MassMutual Select Total Return Bond Fund

MassMutual Blue Chip Growth Fund

Select T. Rowe Price/Frontier MC Gr II Fund

Select Western Strategic Bond Fund

ClearBridge Appreciation Fund

ClearBridge Aggressive Growth Fund

ClearBridge All Cap Value Fund

ClearBridge Mid Cap Fund

ClearBridge Small Cap Growth Fund

Thornburg International Value Fund

Thornburg Core Growth Fund (1)

Thornburg Small/Mid Cap Growth Fund (1)

Timothy Plan Large/Mid Cap Value Fund

T. Rowe Price Growth Stock Fund, Inc.

T. Rowe Price Equity Income Fund

T. Rowe Price Retirement 2010 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement Balanced Fund

UBS Global Allocation Fund

UBS US Allocation Fund

Vanguard Small-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Total Bond Market Index Fund

Victory Diversified Stock Fund

Victory Special Value Fund

Victory Sycamore Small Company Opportunity Fund

Victory Sycamore Established Value Fund

Invesco Comstock Fund

Invesco Equity and Income Fund

Invesco Growth and Income Fund

Invesco Quality Income Fund

Invesco Small Cap Value Fund

Invesco American Value Fund

Invesco Value Opportunities Fund

Invesco Diversified Dividend Fund

Invesco American Franchise Fund

Invesco Global Core Equity Fund

Vanguard 500 Index Fund

Wells Fargo International Equity Fund

Wells Fargo Core Bond Fund

Columbia Seligman Communications and Information Fund

Columbia Seligman Global Technology Fund

Columbia Select Small Cap Value Fund

TIAA-CREF Large Cap Value Index Fund

TIAA-CREF Large Cap Growth Fund

TIAA-CREF Bond Index Fund

TIAA-CREF Equity Index Fund

MM MSCI EAFE® International Index Fund

MassMutual RetireSMARTSM by JPMorgan 2020 Fund

MassMutual RetireSMARTSM by JPMorgan 2025 Fund

MassMutual RetireSMARTSM by JPMorgan 2030 Fund

MassMutual RetireSMARTSM by JPMorgan 2035 Fund

MassMutual RetireSMARTSM by JPMorgan 2040 Fund

MassMutual RetireSMARTSM by JPMorgan 2045 Fund

MassMutual RetireSMARTSM by JPMorgan 2050 Fund

MassMutual RetireSMARTSM by JPMorgan 2055 Fund

American Century Heritage Fund

ClearBridge Small Cap Value Fund

North Square Oak Ridge Small Cap Growth Fund

Invesco Intermediate Bond Factor Fund (1)

MassMutual Premier Strategic Emerging Markets Fund

MassMutual Premier Small Cap Opportunities Fund

MassMutual Select Small Cap Growth Equity Fund

Fidelity VIP Freedom 2035 Portfolio

Fidelity VIP Freedom 2050 Portfolio

Ivy Small Cap Growth Fund

T. Rowe Price Retirement 2060 Fund

MSIF Global Opportunity Portfolio

JPMorgan U.S. Government Money Market Fund

American Century U.S. Government Money Market Fund

Invesco Balanced-Risk Commodity Strategy Fund

Putnam Growth Opportunities Fund

John Hancock New Opportunities Fund

Columbia Large Cap Growth Opportunity Fund (1)

Victory RS Value Fund

Pioneer Global Equity Fund

BlackRock Advantage Small Cap Growth Fund

MassMutual Select T.Rowe Price Retire 2035 Fund

BlackRock S&P 500 Index V.I. Fund

Hartford International Equity Fund

BNY Mellon Insight Core Plus Fund

MM Russell 2000® Small Cap Index Fund

MM S&P 500® Index Fund

MM S&P Mid Cap Index Fund

Russell Balanced Strategy Fund

Appendix

Russell Conservative Strategy Fund

Russell Equity Growth Strategy Fund

Russell Growth Strategy Fund

Russell Moderate Strategy Fund

Statements of operations and changes in net assets for the period from January 1, 2020 to April 17, 2020 (merger or replacement date) and the statement of changes in net assets for the year ended December 31, 2019.

Columbia Disciplined Small Core Fund

Statements of operations and changes in net assets for the period from January 1, 2020 to April 17, 2020 (merger or replacement date) and the statement of changes in net assets for the year ended December 31, 2019.

Invesco Mid Cap Core Equity Fund

Statements of changes in net assets for the period from January 1, 2019 to November 15, 2019 (merger or replacement date) .

BlackRock LifePath® Dynamic 2020 Fund

Statements of operations and changes in net assets for the period from January 1, 2020 to November 13, 2020 (merger or replacement date) and the statement of changes in net assets for the year ended December 31, 2019.

Frost Value Equity Fund

Statements of operations and changes in net assets for the period from January 1, 2020 to September 25, 2020 (merger or replacement date) and the statement of changes in net assets for the year ended December 31, 2019.

Hartford Global Growth HLS Fund

Hartford Growth Opportunities HLS Fund

Statements of operations and changes in net assets for the period from January 1, 2020 to September 18, 2020 (merger or replacement date) and the statement of changes in net assets for the year ended December 31, 2019.

Hartford U.S. Government Securities HLS Fund

Statements of operations and changes in net assets for the period from January 1, 2020 to September 25, 2020 (merger or replacement date) and the statement of changes in net assets for the year ended December 31, 2019.

Hartford Value HLS Fund

Statement of assets and liabilities as of December 31, 2020, and the related statement of operations and the statement of changes in net assets for the period from July 17, 2020 (inception) to December 31, 2020.

MassMutual Premier High Yield Fund

Statements of operations and changes in net assets for the period from January 1, 2020 to July 10, 2020 (merger or replacement date) and the statement of changes in net assets for the year ended December 31, 2019.

Columbia Small/Mid Cap Value Fund

Statements of operations and changes in net assets for the period from January 1, 2020 to May 15, 2020 (merger or replacement date) and the statement of changes in net assets for the year ended December 31, 2019.

Invesco Small Cap Discovery Fund

Statement of assets and liabilities as of December 31, 2020, and the related statement of operations and the statement of changes in net assets for the period from July 13, 2020 (inception) to December 31, 2020.

MassMutual Select Equity Opportunities Fund

Statements of changes in net assets for the period from January 1, 2019 to January 25, 2019 (merger or replacement date).

MassMutual RetireSMARTSM by JPMorgan 2010 Fund

Statement of assets and liabilities as of December 31, 2020, and the related statement of operations and the statement of changes in net assets for the period from June 19, 2020 (inception) to December 31, 2020.

JPMorgan Mid Cap Growth Fund

Statement of assets and liabilities as of December 31, 2020, and the related statement of operations and the statement of changes in net assets for the period from April 17, 2020 (inception) to December 31, 2020.

Invesco Discovery Mid Cap Growth Fund

Statements of operations and changes in net assets for the period from January 1, 2020 to August 7, 2020 (merger or replacement date) and the statement of changes in net assets for the year ended December 31, 2019.

Columbia Select International Equity Fund

Statement of assets and liabilities as of December 31, 2020, and the related statement of operations and the

Appendix

statement of changes in net assets for the period from January 2, 2020 (inception) to December 31, 2020.

MassMutual RetireSMARTSM by JPMorgan 2060 Fund

Statement of assets and liabilities as of December 31, 2020, and the related statements of operations and the statement of changes in net assets for the year ended December 31, 2020 and the statement of changes in net assets for the period from January 11, 2019 (inception) to December 31, 2019.

MassMutual Select T.Rowe Price Retire 2030 Fund

Statement of assets and liabilities as of December 31, 2020, and the related statements of operations and the statement of changes in net assets for the year ended December 31, 2020 and the statement of changes in net assets for the period from October 21, 2019 (inception) to December 31, 2019.

MassMutual Select T.Rowe Price Retire 2040 Fund

Statement of assets and liabilities as of December 31, 2020, and the related statements of operations and the statement of changes in net assets for the year ended December 31, 2020 and the statement of changes in net assets for the period from September 17, 2019 (inception) to December 31, 2019.

MassMutual Select T.Rowe Price Retire 2050 Fund

Statement of assets and liabilities as of December 31, 2020, and the related statements of operations and the statement of changes in net assets for the year ended December 31, 2020 and the statement of changes in net assets for the period from October 11, 2019 (inception) to December 31, 2019.

MassMutual Select T.Rowe Price Retire 2055 Fund

MassMutual Select T.Rowe Price Retire 2060 Fund

Statement of assets and liabilities as of December 31, 2020, and the related statements of operations and the statement of changes in net assets for the year ended December 31, 2020 and the statement of changes in net assets for the period from June 10, 2019 (inception) to December 31, 2019.

Keeley Small Cap Dividend Value Fund

Statement of assets and liabilities as of December 31, 2020, and the related statements of operations and the statement of changes in net assets for the year ended December 31, 2020 and the statement of changes in net assets for the period from June 10, 2019 (inception) to December 31, 2019.

Hartford Global Impact Fund

Statement of assets and liabilities as of December 31, 2020, and the related statement of operations and the statement of changes in net assets for the period from April 17, 2020 (inception) to December 31, 2020.

Invesco Dividend Income Fund

Statement of assets and liabilities as of December 31, 2020, and the related statement of operations and the statement of changes in net assets for the period from July 16, 2020 (inception) to December 31, 2020.

AB Sustainable Global Thematic Fund

Statement of assets and liabilities as of December 31, 2020, and the related statement of operations and the statement of changes in net assets for the period from July 17, 2020 (inception) to December 31, 2020.

AllianzGI Global Water Fund

Statement of assets and liabilities as of December 31, 2020, and the related statement of operations and the statement of changes in net assets for the period from September 2, 2020 (inception) to December 31, 2020.

MassMutual Premier Global Fund

Statement of assets and liabilities as of December 31, 2020, and the related statement of operations and the statement of changes in net assets for the period from August 7, 2020 (inception) to December 31, 2020.

Columbia Acorn International Select Fund

The statements of operations for the year then ended December 31, 2020 and changes in net assets for each of the years in the two year period then ended December 31, 2020.

Invesco Oppenheimer Real Estate Fund

Invesco Oppenheimer Equity Income Fund

Vanguard Total Stock Market Index Fund

Invesco Mid Cap Growth Fund

Dreyfus VIF Quality Bond Portfolio Fund

Invesco Oppenheimer Mid Cap Value Fund

Statement of changes in net assets for the period from January 1, 2019 to November 22, 2019 (merger or replacement date).

The Hartford International Small Company Fund

Statement of changes in net assets for the period from January 1, 2019 to June 10, 2019 (merger or replacement date).

Appendix

Keeley Small Cap Value Fund

Statement of changes in net assets for the period from January 1, 2019 to January 25, 2019 (merger or replacement date).

MassMutual RetireSMARTSM by JPMorgan 2015 Fund

The statements of assets and liabilities as of December 31, 2020, and the related statements of changes in net assets for each of the years in the two year period then ended December 31, 2020.

Fidelity VIP Freedom 2040 Portfolio

The statements of assets and liabilities as of December 31, 2020.

Fidelity Advisor Real Estate Fund

(1)  See financial statements for the former name of the fund.

(2)  This fund had no net asset value as of December 31, 2020.

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Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
For the Year Ended December 31, 2020

	American Century Equity Income Fund Sub-Account	American Century Growth Fund Sub-Account	American Century Ultra® Fund Sub-Account	American Century VP Balanced Fund Sub-Account	American Century VP International Fund Sub-Account
Investments:
Number of shares	3,034,411	36,435	8,899	67,212	1
Cost	$23,738,220	$1,143,743	$378,354	$514,137	$7
Maket Value	$27,370,384	$1,626,460	$638,156	$586,764	$9
Due from Sponsor Company	13,658	—	—	—	—
Receivable from fund shares sold	—	87	13	—	—
Other assets	—	1	3	—	1
Total assets	27,384,042	1,626,548	638,172	586,764	10
Liabilities:
Due to Sponsor	—	121	41	—	8
Payable for fund shares purchased	13,687	—	—	—	—
Other liabilities	2	—	6	3	1
Total liabilities	13,689	121	47	3	9
Net assets:
For contract liabilities	$27,370,353	$1,626,425	$638,125	$586,761	$1
Deferred contracts in the accumulation period:
Units owned by participants #	1,810,109	22,958	12,632	24,586	—
Minimum unit fair value #*	$13.499250	$65.58238	$45.645231	$23.865989	$21.062909
Maximum unit fair value #*	$32.306496	$72.94278	$52.875308	$23.865989	$21.062909
Contract liablility	$27,370,353	$1,626,425	$638,125	$586,761	$1
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(9)  Formerly American Century Large Company Value Fund , Name changed to American Century Focused Large Cap Value , effective December 10, 2020

The accompanying notes are an integral part of these financial statements.

	American Century Small Cap Value Fund Sub-Account	American Century Focused Large Cap Value Sub-Account (9)	American Century Inflation-Adjusted Bond Fund Sub-Account	American Century Equity Growth Fund Sub-Account	American Century VP Income & Growth Fund Sub-Account
Investments:
Number of shares	418,017	4,133	12,625	3,171	21,238
Cost	$3,363,544	$37,074	$146,452	$95,581	$177,492
Maket Value	$3,595,518	$45,500	$159,329	$100,632	$218,325
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	12,902	2	6	22	—
Other assets	1	2	3	—	—
Total assets	3,608,421	45,504	159,338	100,654	218,325
Liabilities:
Due to Sponsor	12,938	9	28	54	—
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	1	4	4	10	30
Total liabilities	12,939	13	32	64	30
Net assets:
For contract liabilities	$3,595,482	$45,491	$159,306	$100,590	$218,295
Deferred contracts in the accumulation period:
Units owned by participants #	114,541	2,605	10,722	3,663	8,364
Minimum unit fair value #*	$30.663167	$17.462020	$14.424465	$24.195090	$26.101663
Maximum unit fair value #*	$34.955836	$17.462020	$14.761118	$28.272498	$26.101663
Contract liablility	$3,595,482	$45,491	$159,306	$100,590	$218,295
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	162
Minimum unit fair value #*	—	—	—	—	$117.872279
Maximum unit fair value #*	—	—	—	—	$117.872279
Contract liablility	—	—	—	—	$19,092

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	American Century VP Ultra Fund Sub-Account	American Century VP Value Fund Sub-Account	American Century Mid Cap Value Fund Sub-Account	Invesco V.I. Small Cap Equity Fund Sub-Account	Invesco V.I. Diversified Dividend Fund Sub-Account
Investments:
Number of shares	55,539	40,022	37,653	6,022	1,168
Cost	$851,539	$319,226	$586,325	$113,196	$26,191
Maket Value	$1,526,206	$447,045	$639,341	$124,180	$30,032
Due from Sponsor Company	4	—	379	—	—
Receivable from fund shares sold	—	—	—	—	—
Other assets	3	—	1	—	1
Total assets	1,526,213	447,045	639,721	124,180	30,033
Liabilities:
Due to Sponsor	—	9	—	7	9
Payable for fund shares purchased	4	—	422	—	—
Other liabilities	1	15	6	5	3
Total liabilities	5	24	428	12	12
Net assets:
For contract liabilities	$1,526,208	$447,021	$639,293	$124,168	$30,021
Deferred contracts in the accumulation period:
Units owned by participants #	28,318	19,255	21,728	5,054	1,306
Minimum unit fair value #*	$53.895010	$23.217126	$26.969797	$24.569594	$22.979125
Maximum unit fair value #*	$53.895010	$23.217126	$30.885427	$24.569594	$22.979125
Contract liablility	$1,526,208	$447,021	$639,293	$124,168	$30,021
Deferred contracts in the annuity period:
Units owned by participants #	—	1,041	—	—	—
Minimum unit fair value #*	—	$104.249710	—	—	—
Maximum unit fair value #*	—	$104.249710	—	—	—
Contract liablility	—	$108,476	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(7)  Invesco Small Cap Discovery Fund merged with Invesco Small Cap Growth Fund, Effective May 15 ,2020

The accompanying notes are an integral part of these financial statements.

	Invesco European Growth Fund Sub-Account	Invesco International Growth Fund Sub-Account	Invesco Small Cap Growth Fund Sub-Account (7)	Invesco Real Estate Fund Sub-Account	Invesco Small Cap Equity Fund Sub-Account
Investments:
Number of shares	8,381	10,595	106,134	219,578	25,458
Cost	$296,315	$336,513	$3,849,776	$4,605,655	$342,350
Maket Value	$331,320	$342,972	$5,174,272	$3,976,135	$381,108
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	28	70	1,891	16,898	3,168
Other assets	1	—	1	—	5
Total assets	331,349	343,042	5,176,164	3,993,033	384,281
Liabilities:
Due to Sponsor	64	97	1,955	16,923	3,214
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	1	13	19	1	18
Total liabilities	65	110	1,974	16,924	3,232
Net assets:
For contract liabilities	$331,284	$342,932	$5,174,190	$3,976,109	$381,049
Deferred contracts in the accumulation period:
Units owned by participants #	24,402	18,289	92,611	123,151	15,335
Minimum unit fair value #*	$14.357796	$15.994904	$43.044695	$26.231834	$26.432672
Maximum unit fair value #*	$17.929141	$20.616046	$47.780000	$41.928994	$26.965547
Contract liablility	$331,284	$342,932	$5,174,190	$3,976,109	$381,049
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Invesco Emerging Markets All Cap Fund Sub-Account	American Century Diversified Bond Fund Sub-Account	Domini Impact Equity Fund Sub-Account	AB Global Bond Fund Sub-Account	AB Global Risk Allocation Fund Sub-Account
Investments:
Number of shares	67,223	14,878	2,383	15,599	10,150
Cost	$2,208,915	$162,204	$55,607	$131,303	$163,178
Maket Value	$2,887,243	$168,568	$72,861	$135,556	$185,535
Due from Sponsor Company	2,128	426	—	—	—
Receivable from fund shares sold	—	—	15	—	27
Other assets	2	5	3	11	2
Total assets	2,889,373	168,999	72,879	135,567	185,564
Liabilities:
Due to Sponsor	—	—	40	15	51
Payable for fund shares purchased	2,153	443	—	2	—
Other liabilities	12	—	13	—	3
Total liabilities	2,165	443	53	17	54
Net assets:
For contract liabilities	$2,887,208	$168,556	$72,826	$135,550	$185,510
Deferred contracts in the accumulation period:
Units owned by participants #	149,687	13,205	2,461	10,509	9,265
Minimum unit fair value #*	$17.111355	$12.728035	$29.026170	$12.736770	$19.201807
Maximum unit fair value #*	$19.596560	$13.292368	$33.627382	$13.716514	$20.011387
Contract liablility	$2,887,208	$168,556	$72,826	$135,550	$185,510
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	AB Relative Value Fund Sub-Account	AB Sustainable International Thematic Fund Sub-Account	AB International Value Fund Sub-Account	AB Growth Fund Sub-Account	AB Discovery Growth Fund Sub-Account
Investments:
Number of shares	14,244	24,601	51,911	546	23,090
Cost	$77,634	$410,203	$689,022	$38,352	$252,237
Maket Value	$81,478	$554,507	$689,894	$56,107	$323,254
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	3	42	73	13	29
Other assets	—	—	2	—	4
Total assets	81,481	554,549	689,969	56,120	323,287
Liabilities:
Due to Sponsor	23	82	106	44	51
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	6	16	—	7	5
Total liabilities	29	98	106	51	56
Net assets:
For contract liabilities	$81,452	$554,451	$689,863	$56,069	$323,231
Deferred contracts in the accumulation period:
Units owned by participants #	3,606	35,217	64,793	1,416	6,597
Minimum unit fair value #*	$22.240928	$14.439456	$10.367837	$37.537682	$45.681273
Maximum unit fair value #*	$24.641998	$17.775543	$13.290000	$40.454422	$48.073104
Contract liablility	$81,452	$554,451	$689,863	$56,069	$323,231
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	AB Discovery Value Fund Sub-Account	AB Value Fund Sub-Account	AB High Income Fund Sub-Account	American Funds AMCAP Fund® Sub-Account	American Funds American Balanced Fund® Sub-Account
Investments:
Number of shares	31,323	800	70,661	106,857	672,096
Cost	$606,012	$11,315	$575,347	$3,009,007	$17,726,312
Maket Value	$639,616	$12,271	$567,409	$4,021,021	$20,217,384
Due from Sponsor Company	—	—	—	2,611	3,862
Receivable from fund shares sold	166	—	37	—	—
Other assets	1	—	46	5	—
Total assets	639,783	12,271	567,492	4,023,637	20,221,246
Liabilities:
Due to Sponsor	192	10	53	—	—
Payable for fund shares purchased	—	1	—	2,621	3,881
Other liabilities	10	6	3	2	4
Total liabilities	202	17	56	2,623	3,885
Net assets:
For contract liabilities	$639,581	$12,254	$567,436	$4,021,014	$20,217,361
Deferred contracts in the accumulation period:
Units owned by participants #	27,239	1,039	35,552	123,596	1,184,253
Minimum unit fair value #*	$22.187381	$11.758965	$15.187548	$33.323567	$12.984417
Maximum unit fair value #*	$24.866694	$13.026037	$16.355784	$33.900697	$24.497363
Contract liablility	$639,581	$12,254	$567,436	$4,021,014	$20,217,361
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	American Funds Capital Income Builder® Sub-Account	American Funds EuroPacific Growth Fund Sub-Account	American Funds Fundamental Investors FundSM Sub-Account	American Funds New Perspective Fund® Sub-Account	American Funds The Bond Fund of America® Sub-Account
Investments:
Number of shares	238,483	337,419	264,697	220,246	312,162
Cost	$13,668,467	$16,229,416	$13,955,746	$8,690,603	$4,017,777
Maket Value	$15,031,585	$22,856,768	$18,253,521	$12,965,867	$4,304,708
Due from Sponsor Company	6,771	—	—	12,080	584
Receivable from fund shares sold	—	6,747	8,445	—	—
Other assets	—	—	—	—	—
Total assets	15,038,356	22,863,515	18,261,966	12,977,947	4,305,292
Liabilities:
Due to Sponsor	—	6,752	8,464	—	—
Payable for fund shares purchased	6,773	—	—	12,083	590
Other liabilities	2	6	6	4	8
Total liabilities	6,775	6,758	8,470	12,087	598
Net assets:
For contract liabilities	$15,031,581	$22,856,757	$18,253,496	$12,965,860	$4,304,694
Deferred contracts in the accumulation period:
Units owned by participants #	915,179	735,387	665,935	405,559	302,583
Minimum unit fair value #*	$17.120543	$32.099452	$28.997066	$32.326276	$13.850379
Maximum unit fair value #*	$17.642072	$37.477541	$30.340211	$34.516964	$14.642008
Contract liablility	$15,031,581	$22,856,757	$18,253,496	$12,965,860	$4,304,694
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	American Funds The Growth Fund of America® Sub-Account	American Funds The Income Fund of America® Sub-Account	American Funds The Investment Company of America® Sub-Account	American Funds The New Economy Fund® Sub-Account	American Funds Washington Mutual Investors FundSM Sub-Account
Investments:
Number of shares	832,748	481,292	234,885	65,635	105,158
Cost	$36,469,550	$9,994,223	$8,464,300	$2,669,445	$4,233,010
Maket Value	$54,994,665	$11,291,100	$10,391,307	$3,791,725	$5,224,275
Due from Sponsor Company	—	—	2,657	579	2,661
Receivable from fund shares sold	61,731	912	—	—	—
Other assets	2	5	3	1	—
Total assets	55,056,398	11,292,017	10,393,967	3,792,305	5,226,936
Liabilities:
Due to Sponsor	61,735	918	—	—	—
Payable for fund shares purchased	—	—	2,669	594	2,679
Other liabilities	—	—	3	7	3
Total liabilities	61,735	918	2,672	601	2,682
Net assets:
For contract liabilities	$54,994,663	$11,291,099	$10,391,295	$3,791,704	$5,224,254
Deferred contracts in the accumulation period:
Units owned by participants #	1,221,223	579,296	419,886	102,102	198,801
Minimum unit fair value #*	$42.874447	$20.168313	$25.272204	$38.162335	$26.704280
Maximum unit fair value #*	$55.572998	$20.573893	$26.345796	$40.329808	$27.302171
Contract liablility	$54,994,663	$11,291,099	$10,391,295	$3,791,704	$5,224,254
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	American Funds American Mutual Fund® Sub-Account	American Funds Capital World Growth and Income Fund® Sub-Account	American Funds SMALLCAP World Fund® Sub-Account	New World Fund Sub-Account	Ariel Appreciation Fund Sub-Account
Investments:
Number of shares	94,478	463,573	15,037	4,142	1,681
Cost	$3,432,240	$20,274,354	$725,311	$273,185	$75,270
Maket Value	$4,178,746	$27,353,911	$1,130,360	$358,535	$72,808
Due from Sponsor Company	1,125	—	91	25	—
Receivable from fund shares sold	—	12,199	—	—	26
Other assets	—	—	2	—	—
Total assets	4,179,871	27,366,110	1,130,453	358,560	72,834
Liabilities:
Due to Sponsor	—	12,199	—	—	49
Payable for fund shares purchased	1,150	—	111	52	—
Other liabilities	4	—	5	10	14
Total liabilities	1,154	12,199	116	62	63
Net assets:
For contract liabilities	$4,178,717	$27,353,911	$1,130,337	$358,498	$72,771
Deferred contracts in the accumulation period:
Units owned by participants #	172,297	934,246	39,440	18,912	2,470
Minimum unit fair value #*	$24.498898	$25.814751	$30.691449	$18.316595	$25.471042
Maximum unit fair value #*	$25.154106	$29.736645	$32.900988	$19.447128	$43.320000
Contract liablility	$4,178,717	$27,353,911	$1,130,337	$358,498	$72,771
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Ariel Fund Sub-Account	Artisan Mid Cap Value Fund Sub-Account	Ave Maria Rising Dividend Fund Sub-Account	Ave Maria Value Fund Sub-Account	Ave Maria Growth Fund Sub-Account
Investments:
Number of shares	1,125	179,445	70,282	896	3,711
Cost	$66,102	$3,776,223	$1,201,975	$17,715	$120,378
Maket Value	$76,022	$3,500,966	$1,359,254	$18,079	$158,546
Due from Sponsor Company	2	—	—	—	—
Receivable from fund shares sold	—	796	14,308	2	923
Other assets	1	3	—	—	—
Total assets	76,025	3,501,765	1,373,562	18,081	159,469
Liabilities:
Due to Sponsor	—	819	14,349	28	967
Payable for fund shares purchased	20	—	—	—	—
Other liabilities	5	11	13	8	6
Total liabilities	25	830	14,362	36	973
Net assets:
For contract liabilities	$76,000	$3,500,935	$1,359,200	$18,045	$158,496
Deferred contracts in the accumulation period:
Units owned by participants #	2,633	65,288	43,950	1,423	3,894
Minimum unit fair value #*	$24.332551	$25.457463	$28.621912	$12.569052	$39.664454
Maximum unit fair value #*	$67.600000	$59.825765	$32.776926	$12.707172	$45.421793
Contract liablility	$76,000	$3,500,935	$1,359,200	$18,045	$158,496
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	BlackRock LifePath® Dynamic 2030 Fund Sub-Account	BlackRock LifePath® Dynamic 2040 Fund Sub-Account	BlackRock LifePath® Dynamic Retirement Fund Sub-Account	BlackRock LifePath® Dynamic 2050 Fund Sub-Account	BlackRock LifePath® Dynamic 2025 Fund Sub-Account
Investments:
Number of shares	2,021,978	1,669,498	1,764,025	286,927	39,147
Cost	$27,887,515	$27,616,988	$18,181,042	$5,616,630	$518,522
Maket Value	$29,043,757	$29,080,186	$19,079,027	$6,522,942	$570,770
Due from Sponsor Company	—	—	1,308	6,254	381
Receivable from fund shares sold	9,145	123,607	—	—	—
Other assets	1	—	—	1	—
Total assets	29,052,903	29,203,793	19,080,335	6,529,197	571,151
Liabilities:
Due to Sponsor	9,165	123,616	—	—	—
Payable for fund shares purchased	—	—	1,343	6,274	397
Other liabilities	10	4	14	3	8
Total liabilities	9,175	123,620	1,357	6,277	405
Net assets:
For contract liabilities	$29,043,728	$29,080,173	$19,078,978	$6,522,920	$570,746
Deferred contracts in the accumulation period:
Units owned by participants #	1,272,953	1,290,958	902,317	254,814	32,070
Minimum unit fair value #*	$21.505350	$22.675893	$19.594913	$24.107987	$17.572193
Maximum unit fair value #*	$37.811027	$41.481965	$29.187772	$27.474212	$18.213838
Contract liablility	$29,043,728	$29,080,173	$19,078,978	$6,522,920	$570,746
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	BlackRock LifePath® Dynamic 2035 Fund Sub-Account	BlackRock LifePath® Dynamic 2045 Fund Sub-Account	BlackRock LifePath® Dynamic 2055 Fund Sub-Account	Baron Small Cap Fund Sub-Account	BlackRock U.S. Government Bond Portfolio Sub-Account
Investments:
Number of shares	43,899	24,863	40,762	10,540	17,731
Cost	$611,071	$363,066	$614,594	$318,591	$190,142
Maket Value	$695,797	$423,175	$727,608	$388,198	$196,640
Due from Sponsor Company	101	347	1,445	—	—
Receivable from fund shares sold	—	—	—	1,186	12
Other assets	2	—	—	—	51
Total assets	695,900	423,522	729,053	389,384	196,703
Liabilities:
Due to Sponsor	—	—	—	1,207	53
Payable for fund shares purchased	125	375	1,480	—	—
Other liabilities	—	13	7	10	—
Total liabilities	125	388	1,487	1,217	53
Net assets:
For contract liabilities	$695,775	$423,134	$727,566	$388,167	$196,650
Deferred contracts in the accumulation period:
Units owned by participants #	35,226	19,813	32,719	8,598	16,119
Minimum unit fair value #*	$19.597564	$21.049008	$21.886906	$39.689507	$11.465737
Maximum unit fair value #*	$20.496116	$22.818015	$23.726283	$56.633004	$12.911986
Contract liablility	$695,775	$423,134	$727,566	$388,167	$196,650
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	BlackRock Equity Dividend Fund Sub-Account	BlackRock Capital Appreciation Fund Sub-Account	BlackRock Advantage Large Cap Growth Fund Sub-Account	Calvert VP SRI Balanced Portfolio Sub-Account	Calvert Equity Fund Sub-Account
Investments:
Number of shares	126,662	10,680	4,333	187,548	150,700
Cost	$2,691,902	$288,000	$64,368	$366,509	$7,701,862
Maket Value	$2,558,576	$390,905	$89,572	$472,620	$10,056,227
Due from Sponsor Company	1,151	326	—	—	—
Receivable from fund shares sold	—	—	38	—	198,559
Other assets	—	—	1	3	2
Total assets	2,559,727	391,231	89,611	472,623	10,254,788
Liabilities:
Due to Sponsor	—	—	64	9	198,562
Payable for fund shares purchased	1,190	351	—	—	—
Other liabilities	9	7	9	2	5
Total liabilities	1,199	358	73	11	198,567
Net assets:
For contract liabilities	$2,558,528	$390,873	$89,538	$472,612	$10,056,221
Deferred contracts in the accumulation period:
Units owned by participants #	60,341	5,841	1,573	20,555	205,612
Minimum unit fair value #*	$40.610018	$65.295187	$56.522868	$22.992332	$39.305342
Maximum unit fair value #*	$47.076546	$71.348163	$61.762872	$22.992332	$65.626468
Contract liablility	$2,558,528	$390,873	$89,538	$472,612	$10,056,221
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Calvert Bond Fund Sub-Account	Calvert Income Fund Sub-Account	Columbia Contrarian Core Fund Sub-Account	Columbia Small Cap Value I Fund Sub-Account	Columbia Select Mid Cap Value Fund Sub-Account (2)
Investments:
Number of shares	122,403	36,154	14,652	3,351	100,668
Cost	$1,974,474	$593,356	$355,767	$116,621	$1,154,344
Maket Value	$2,090,647	$652,575	$443,075	$131,662	$1,174,444
Due from Sponsor Company	—	530	—	129	—
Receivable from fund shares sold	80,808	—	—	—	107
Other assets	659	297	—	3	—
Total assets	2,172,114	653,402	443,075	131,794	1,174,551
Liabilities:
Due to Sponsor	80,834	—	9	—	140
Payable for fund shares purchased	—	561	19	147	—
Other liabilities	—	—	13	3	15
Total liabilities	80,834	561	41	150	155
Net assets:
For contract liabilities	$2,091,280	$652,841	$443,034	$131,644	$1,174,396
Deferred contracts in the accumulation period:
Units owned by participants #	130,585	43,069	7,134	3,049	65,121
Minimum unit fair value #*	$15.251241	$14.579433	$60.827152	$42.236593	$12.932156
Maximum unit fair value #*	$17.346764	$16.032505	$66.465448	$46.152613	$22.315038
Contract liablility	$2,091,280	$652,841	$443,034	$131,644	$1,174,396
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(2)  Columbia Small/Mid Cap Value Fund merged with Columbia Select Mid Cap Value Fund, effective July 10, 2020
The accompanying notes are an integral part of these financial statements.

	Columbia Acorn Fund Sub-Account	CRM Mid Cap Value Fund Sub-Account	Columbia Disciplined Small Core Fund Sub-Account	Calamos International Growth Fund Sub-Account	Davis Financial Fund Sub-Account
Investments:
Number of shares	127,115	20,066	—	71	5,814
Cost	$1,803,649	$435,373	$—	$1,301	$264,440
Maket Value	$1,613,094	$465,930	$—	$1,865	$255,427
Due from Sponsor Company	102	—	—	—	—
Receivable from fund shares sold	—	16	—	1	12
Other assets	—	—	35	—	1
Total assets	1,613,196	465,946	35	1,866	255,440
Liabilities:
Due to Sponsor	—	30	35	8	39
Payable for fund shares purchased	128	—	—	—	—
Other liabilities	2	4	—	6	11
Total liabilities	130	34	35	14	50
Net assets:
For contract liabilities	$1,613,066	$465,912	$—	$1,852	$255,390
Deferred contracts in the accumulation period:
Units owned by participants #	25,511	14,222	—	100	13,941
Minimum unit fair value #*	$59.913957	$28.672093	$—	$18.654748	$17.379958
Maximum unit fair value #*	$69.454246	$34.781605	$—	$18.654748	$19.679946
Contract liablility	$1,613,066	$465,912	$—	$1,852	$255,390
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Davis New York Venture Fund Sub-Account	Davis Opportunity Fund Sub-Account	Delaware Diversified Income Fund Sub-Account	Delaware Extended Duration Bond Fund Sub-Account	Dreyfus Bond Market Index Fund Sub-Account
Investments:
Number of shares	182,797	3,067	4,278	363	1,328,268
Cost	$5,796,073	$102,703	$37,751	$2,541	$14,066,081
Maket Value	$5,699,606	$112,450	$40,471	$2,632	$14,677,364
Due from Sponsor Company	—	—	—	—	2,783
Receivable from fund shares sold	5,962	11	3	1	—
Other assets	4	—	14	3	—
Total assets	5,705,572	112,461	40,488	2,636	14,680,147
Liabilities:
Due to Sponsor	5,983	23	19	14	—
Payable for fund shares purchased	—	—	—	—	2,798
Other liabilities	—	9	—	5	91
Total liabilities	5,983	32	19	19	2,889
Net assets:
For contract liabilities	$5,699,589	$112,429	$40,469	$2,617	$14,677,258
Deferred contracts in the accumulation period:
Units owned by participants #	177,701	4,740	3,175	145	951,277
Minimum unit fair value #*	$32.115448	$23.828290	$12.737936	$17.365654	$11.050000
Maximum unit fair value #*	$100.476959	$25.123657	$12.968433	$18.243369	$13.666228
Contract liablility	$5,699,589	$112,429	$40,469	$2,617	$14,677,258
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Dreyfus VIF Appreciation Portfolio Sub-Account	Dreyfus International Stock Index Fund Sub-Account	Dreyfus MidCap Index Fund Sub-Account	Dreyfus SmallCap Stock Index Fund Sub-Account	Dreyfus VIF Growth and Income Portfolio Sub-Account
Investments:
Number of shares	426	19,258	537,620	437,702	4
Cost	$16,555	$307,130	$17,941,686	$12,377,742	$129
Maket Value	$20,086	$361,857	$17,838,228	$12,894,704	$143
Due from Sponsor Company	—	—	—	6,463	—
Receivable from fund shares sold	—	—	58,836	—	—
Other assets	—	—	—	—	—
Total assets	20,086	361,857	17,897,064	12,901,167	143
Liabilities:
Due to Sponsor	3	—	58,861	—	8
Payable for fund shares purchased	—	—	—	6,495	—
Other liabilities	5	2	2	5	3
Total liabilities	8	2	58,863	6,500	11
Net assets:
For contract liabilities	$20,078	$361,855	$17,838,201	$12,894,667	$132
Deferred contracts in the accumulation period:
Units owned by participants #	589	20,740	267,786	224,228	4
Minimum unit fair value #*	$34.098497	$17.447608	$31.786623	$31.066340	$33.517754
Maximum unit fair value #*	$34.098497	$17.447608	$107.891127	$80.498482	$33.517754
Contract liablility	$20,078	$361,855	$17,838,201	$12,894,667	$132
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Sub-Account	Dreyfus S&P 500 Index Fund Sub-Account	Eaton Vance Large-Cap Value Fund Sub-Account	Eaton Vance Dividend Builder Fund Sub-Account	Eaton Vance Worldwide Health Sciences Fund Sub-Account
Investments:
Number of shares	144	612,976	76,016	85,250	75,954
Cost	$5,169	$30,788,627	$1,417,040	$1,136,962	$870,238
Maket Value	$6,790	$32,408,054	$1,596,332	$1,451,816	$988,927
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	554	156	—	1,358
Other assets	1	—	—	—	—
Total assets	6,791	32,408,608	1,596,488	1,451,816	990,285
Liabilities:
Due to Sponsor	3	557	179	6	1,388
Payable for fund shares purchased	—	—	—	33	—
Other liabilities	3	14	2	9	11
Total liabilities	6	571	181	48	1,399
Net assets:
For contract liabilities	$6,785	$32,408,037	$1,596,307	$1,451,768	$988,886
Deferred contracts in the accumulation period:
Units owned by participants #	194	1,010,288	73,760	60,434	24,219
Minimum unit fair value #*	$34.989907	$28.488270	$20.610303	$24.349188	$40.062158
Maximum unit fair value #*	$34.989907	$33.375457	$22.234734	$29.556963	$41.026986
Contract liablility	$6,785	$32,408,037	$1,596,307	$1,451,768	$988,886
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Eaton Vance Income Fund of Boston Sub-Account	Eaton Vance Balanced Fund Sub-Account	Eaton Vance Atlanta Capital SMID-Cap Fund Sub-Account	Wells Fargo Asset Allocation Fund Sub-Account	Wells Fargo Emerging Markets Equity Fund Sub-Account
Investments:
Number of shares	769,825	19,505	25,178	11,309	76,644
Cost	$4,219,576	$180,663	$717,978	$152,449	$1,731,287
Maket Value	$4,295,626	$213,185	$830,355	$176,199	$2,489,395
Due from Sponsor Company	—	—	—	—	871
Receivable from fund shares sold	1,452	16	23	25	—
Other assets	4,251	—	—	—	—
Total assets	4,301,329	213,201	830,378	176,224	2,490,266
Liabilities:
Due to Sponsor	1,484	45	50	50	—
Payable for fund shares purchased	—	—	—	—	894
Other liabilities	—	6	9	7	10
Total liabilities	1,484	51	59	57	904
Net assets:
For contract liabilities	$4,299,845	$213,150	$830,319	$176,167	$2,489,362
Deferred contracts in the accumulation period:
Units owned by participants #	204,873	6,309	25,410	9,973	75,894
Minimum unit fair value #*	$20.268265	$33.463479	$29.981433	$17.896123	$31.579427
Maximum unit fair value #*	$21.755968	$36.565805	$33.536739	$18.170201	$36.608636
Contract liablility	$4,299,845	$213,150	$830,319	$176,167	$2,489,362
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Wells Fargo Utility & Telecommunications Fund Sub-Account	Alger Capital Appreciation Institutional Portfolio Sub-Account	Alger Mid Cap Growth Institutional Fund Sub-Account	Alger Small Cap Growth Institutional Fund Sub-Account	Nuveen Mid Cap Growth Opportunities Fund Sub-Account
Investments:
Number of shares	613	146,758	58,997	25,482	3,335
Cost	$12,733	$4,813,609	$1,591,424	$570,667	$114,785
Maket Value	$12,870	$6,130,088	$2,580,528	$755,017	$121,853
Due from Sponsor Company	33	4,330	8,632	87	—
Receivable from fund shares sold	—	—	—	—	—
Other assets	—	—	3	3	—
Total assets	12,903	6,134,418	2,589,163	755,107	121,853
Liabilities:
Due to Sponsor	—	—	—	—	9
Payable for fund shares purchased	50	4,340	8,656	124	5
Other liabilities	5	6	17	10	6
Total liabilities	55	4,346	8,673	134	20
Net assets:
For contract liabilities	$12,848	$6,130,072	$2,580,490	$754,973	$121,833
Deferred contracts in the accumulation period:
Units owned by participants #	353	113,540	72,795	18,993	2,940
Minimum unit fair value #*	$35.140660	$49.291350	$35.520473	$36.469672	$41.119180
Maximum unit fair value #*	$38.398433	$60.143266	$41.122731	$41.235101	$43.883383
Contract liablility	$12,848	$6,130,072	$2,580,490	$754,973	$121,833
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Nuveen Small Cap Select Fund Sub-Account	Fidelity Advisor Equity Growth Fund Sub-Account	Fidelity Advisor Value Strategies Fund Sub-Account	Fidelity Advisor Leveraged Company Stock Fund Sub-Account	Fidelity Advisor Real Estate Fund Sub-Account
Investments:
Number of shares	1,768	46,437	6,072	44,927	—
Cost	$13,721	$517,513	$195,179	$1,872,765	$4
Maket Value	$16,854	$714,671	$223,978	$2,115,604	$4
Due from Sponsor Company	55	—	—	371	—
Receivable from fund shares sold	—	46	19	—	—
Other assets	2	—	1	—	—
Total assets	16,911	714,717	223,998	2,115,975	4
Liabilities:
Due to Sponsor	—	83	26	—	4
Payable for fund shares purchased	65	—	—	403	—
Other liabilities	2	5	—	11	—
Total liabilities	67	88	26	414	4
Net assets:
For contract liabilities	$16,844	$714,629	$223,972	$2,115,561	$—
Deferred contracts in the accumulation period:
Units owned by participants #	567	17,708	5,929	90,914	—
Minimum unit fair value #*	$29.353033	$39.821393	$37.778287	$21.761632	$17.703959
Maximum unit fair value #*	$30.988594	$45.156476	$37.778287	$25.809596	$17.703959
Contract liablility	$16,844	$714,629	$223,972	$2,115,561	$—
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Federated Hermes Equity Income Fund, Inc Sub-Account (10)	Federated Hermes Fund for U.S. Government Securities Sub-Account (11)	Federated Hermes MDT Mid Cap Growth Fund Sub-Account (12)	Federated Hermes High Income Bond Fund, Inc. Sub-Account (13)	Federated Hermes Kaufmann Fund Sub-Account (14)
Investments:
Number of shares	4,714	20,537	5,282	598	873,679
Cost	$101,319	$152,938	$215,652	$4,356	$5,040,020
Maket Value	$109,215	$154,233	$264,067	$4,534	$6,290,486
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	34	25	32	2	17,488
Other assets	—	3	—	1	—
Total assets	109,249	154,261	264,099	4,537	6,307,974
Liabilities:
Due to Sponsor	51	51	61	8	17,506
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	9	4	12	2	—
Total liabilities	60	55	73	10	17,506
Net assets:
For contract liabilities	$109,189	$154,206	$264,026	$4,527	$6,290,468
Deferred contracts in the accumulation period:
Units owned by participants #	5,383	10,981	7,204	213	180,471
Minimum unit fair value #*	$20.965038	$13.327689	$30.418772	$20.101920	$32.962977
Maximum unit fair value #*	$22.879346	$14.262980	$34.162664	$21.296258	$39.333940
Contract liablility	$109,189	$154,206	$264,026	$4,527	$6,290,468
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(10)  Formerly Federated Equity Income Fund, Inc. Name changed to Federated Hermes Equity Income Fund, Inc , Effective June 26, 2020

(11)  Formerly Federated Fund for U.S. Government Securities Fund , Name changed to Federated Hermes Fund for U.S. Government Securities , Effective June 26, 2020

(12)  Formerly Federated MDT Mid Cap Growth Fund , Name changed to Federated Hermes MDT Mid Cap Growth Fund , Effective June 26, 2020

(13)  Formerly Federated High Income Bond Fund , Name changed to Federated Hermes High Income Bond Fund, Inc. , Effective June 26, 2020

(14)  Formerly Federated Kaufmann Fund , Name changed to Federated Hermes Kaufmann Fund , Effective June 26, 2020

(15)  Formerly Federated Short-Term Income Fund , Name changed to Federated Hermes Short-Term Income Fund , Effective June 26, 2020

(16)  Formerly Federated Total Return Bond Fund , Name changed to Federated Hermes Total Return Bond Fund , Effective June 26, 2020

(17)  Formerly Federated Clover Small Value Fund , Name changed to Federated Hermes Clover Small Value Fund , Effective June 26, 2020

(18)  Formerly Federated International Leaders Fund , Name changed to Federated Hermes International Leaders Fund , Effective June 26, 2020

The accompanying notes are an integral part of these financial statements.

	Federated Hermes Short-Term Income Fund Sub-Account (15)	Federated Hermes Total Return Bond Fund Sub-Account (16)	Federated Hermes Clover Small Value Fund Sub-Account (17)	Federated Hermes International Leaders Fund Sub-Account (18)	Fidelity® VIP Growth Opportunities Portfolio Sub-Account
Investments:
Number of shares	11,013	12,136	2,502	162	15,077
Cost	$92,790	$133,563	$60,567	$5,684	$773,617
Maket Value	$96,030	$140,414	$56,589	$6,673	$1,169,058
Due from Sponsor Company	—	—	—	—	400
Receivable from fund shares sold	7	8	2	3	—
Other assets	22	62	2	5	2
Total assets	96,059	140,484	56,593	6,681	1,169,460
Liabilities:
Due to Sponsor	10	22	34	29	—
Payable for fund shares purchased	—	—	—	—	400
Other liabilities	—	3	8	10	—
Total liabilities	10	25	42	39	400
Net assets:
For contract liabilities	$96,049	$140,459	$56,551	$6,642	$1,169,060
Deferred contracts in the accumulation period:
Units owned by participants #	8,941	5,395	2,807	332	16,302
Minimum unit fair value #*	$10.741694	$16.157533	$18.697698	$18.564092	$71.586411
Maximum unit fair value #*	$10.741694	$54.741403	$20.269087	$20.192426	$90.692802
Contract liablility	$96,049	$140,459	$56,551	$6,642	$1,169,060
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Fidelity® VIP Overseas Portfolio Sub-Account	Fidelity® VIP Value Strategies Portfolio Sub-Account	Fidelity® VIP Balanced Portfolio Sub-Account	Fidelity® VIP Growth & Income Portfolio Sub-Account	Fidelity® VIP Freedom 2020 Portfolio Sub-Account
Investments:
Number of shares	1,738	3,360	84,350	14,453	7,228
Cost	$36,126	$41,012	$1,484,391	$278,204	$93,156
Maket Value	$46,085	$45,525	$1,964,519	$323,165	$107,840
Due from Sponsor Company	—	—	30	—	—
Receivable from fund shares sold	—	—	—	—	—
Other assets	1	1	3	2	4
Total assets	46,086	45,526	1,964,552	323,167	107,844
Liabilities:
Due to Sponsor	9	3	—	6	7
Payable for fund shares purchased	—	—	30	—	—
Other liabilities	3	—	6	2	2
Total liabilities	12	3	36	8	9
Net assets:
For contract liabilities	$46,074	$45,523	$1,964,516	$323,159	$107,835
Deferred contracts in the accumulation period:
Units owned by participants #	2,535	1,810	65,175	11,737	3,087
Minimum unit fair value #*	$18.177854	$25.147351	$30.138174	$27.533973	$34.934696
Maximum unit fair value #*	$18.177854	$25.147351	$31.405443	$27.533973	$34.934696
Contract liablility	$46,074	$45,523	$1,964,516	$323,159	$107,835
Deferred contracts in the annuity period:
Units owned by participants #	—	—	1,787	—	—
Minimum unit fair value #*	—	—	$122.735882	—	—
Maximum unit fair value #*	—	—	$122.735882	—	—
Contract liablility	—	—	$219,356	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2030 Portfolio Sub-Account	Fidelity® VIP Freedom 2015 Portfolio Sub-Account	Fidelity® VIP Freedom 2025 Portfolio Sub-Account	Fidelity Advisor® Stock Selector All Cap Fund Sub-Account
Investments:
Number of shares	43,854	6,073	30,777	254
Cost	$576,100	$78,136	$414,666	$10,703
Maket Value	$733,673	$85,269	$513,667	$14,491
Due from Sponsor Company	—	—	—	—
Receivable from fund shares sold	60	—	13	3
Other assets	3	—	4	5
Total assets	733,736	85,269	513,684	14,499
Liabilities:
Due to Sponsor	67	8	13	9
Payable for fund shares purchased	—	—	—	—
Other liabilities	3	3	1	5
Total liabilities	70	11	14	14
Net assets:
For contract liabilities	$733,666	$85,258	$513,670	$14,485
Deferred contracts in the accumulation period:
Units owned by participants #	17,462	2,741	13,363	500
Minimum unit fair value #*	$41.258046	$31.099459	$38.439335	$28.933920
Maximum unit fair value #*	$42.014267	$31.099459	$38.439335	$28.933920
Contract liablility	$733,666	$85,258	$513,670	$14,485
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—
Minimum unit fair value #*	—	—	—	—
Maximum unit fair value #*	—	—	—	—
Contract liablility	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Templeton Developing Markets Trust Sub-Account	Franklin High Income Fund Sub-Account	Franklin Strategic Income Fund Sub-Account	Templeton Global Bond Fund Sub-Account	Franklin U.S. Government Securities Fund Sub-Account
Investments:
Number of shares	42,243	414,473	259,696	399,453	75,271
Cost	$833,326	$774,855	$2,543,131	$4,629,414	$477,596
Maket Value	$1,073,821	$779,208	$2,472,310	$3,914,644	$457,646
Due from Sponsor Company	—	124	450	3,850	—
Receivable from fund shares sold	2,922	—	—	—	96
Other assets	5	2	1	5	1
Total assets	1,076,748	779,334	2,472,761	3,918,499	457,743
Liabilities:
Due to Sponsor	2,948	—	—	—	107
Payable for fund shares purchased	—	156	472	3,869	—
Other liabilities	2	7	3	2	1
Total liabilities	2,950	163	475	3,871	108
Net assets:
For contract liabilities	$1,073,798	$779,171	$2,472,286	$3,914,628	$457,635
Deferred contracts in the accumulation period:
Units owned by participants #	65,366	38,156	146,895	229,824	33,137
Minimum unit fair value #*	$15.402152	$20.358047	$16.629465	$16.768345	$13.671015
Maximum unit fair value #*	$19.543134	$20.751909	$17.300891	$17.852132	$14.656349
Contract liablility	$1,073,798	$779,171	$2,472,286	$3,914,628	$457,635
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Franklin Small Cap Value Fund Sub-Account	Franklin Mutual Global Discovery Fund Sub-Account	Templeton Growth Fund Sub-Account	Franklin Income Fund Sub-Account	Franklin Growth Fund Sub-Account
Investments:
Number of shares	62,041	319,152	65,954	2,856,652	22,592
Cost	$3,019,086	$9,474,662	$1,488,751	$6,419,320	$2,010,969
Maket Value	$3,122,504	$8,974,567	$1,558,504	$6,570,300	$3,059,692
Due from Sponsor Company	308	2,011	33	187	—
Receivable from fund shares sold	—	—	—	—	122
Other assets	2	2	1	6	—
Total assets	3,122,814	8,976,580	1,558,538	6,570,493	3,059,814
Liabilities:
Due to Sponsor	—	—	—	—	138
Payable for fund shares purchased	350	2,059	69	206	—
Other liabilities	—	4	7	8	9
Total liabilities	350	2,063	76	214	147
Net assets:
For contract liabilities	$3,122,464	$8,974,517	$1,558,462	$6,570,279	$3,059,667
Deferred contracts in the accumulation period:
Units owned by participants #	105,516	538,867	83,444	362,058	76,637
Minimum unit fair value #*	$29.698797	$17.668862	$18.598496	$18.544969	$40.495080
Maximum unit fair value #*	$50.330000	$19.572925	$44.384702	$19.246683	$42.104339
Contract liablility	$3,122,464	$8,974,517	$1,558,462	$6,570,279	$3,059,667
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Franklin Total Return Fund Sub-Account	Franklin Balance Sheet Investment Fund Sub-Account	Franklin Mutual Beacon Fund Sub-Account	Franklin Mutual Shares Fund Sub-Account	Franklin Small-Mid Cap Growth Fund Sub-Account
Investments:
Number of shares	36,579	54,510	62,073	134,802	100,955
Cost	$359,814	$2,217,066	$910,403	$3,481,606	$3,568,388
Maket Value	$374,206	$1,744,335	$1,011,785	$3,375,437	$4,650,903
Due from Sponsor Company	—	—	1,116	—	—
Receivable from fund shares sold	772	81	—	709	114
Other assets	4	1	—	2	—
Total assets	374,982	1,744,417	1,012,901	3,376,148	4,651,017
Liabilities:
Due to Sponsor	804	90	—	746	145
Payable for fund shares purchased	—	—	1,155	—	—
Other liabilities	7	4	8	—	12
Total liabilities	811	94	1,163	746	157
Net assets:
For contract liabilities	$374,171	$1,744,323	$1,011,738	$3,375,402	$4,650,860
Deferred contracts in the accumulation period:
Units owned by participants #	23,589	52,865	51,591	165,786	110,570
Minimum unit fair value #*	$15.902889	$30.318584	$19.540614	$15.969427	$42.958571
Maximum unit fair value #*	$16.679774	$33.106470	$20.135556	$23.672230	$49.795523
Contract liablility	$374,171	$1,744,323	$1,011,738	$3,375,402	$4,650,860
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(19)  Formerly Highland Premier Growth Equity , Name changed to Highland Socially Responsible Equity Fund, Effective March 20, 2020

The accompanying notes are an integral part of these financial statements.

	Franklin Conservative Allocation Fund Sub-Account	Franklin Growth Allocation Fund Sub-Account	Franklin Moderate Allocation Fund Sub-Account	Templeton Foreign Fund Sub-Account	Highland Socially Responsible Equity Fund Sub-Account (19)
Investments:
Number of shares	187,147	383,074	465,442	677,160	3,448
Cost	$2,620,700	$6,806,727	$7,030,847	$4,816,868	$68,748
Maket Value	$2,797,851	$7,523,567	$7,526,202	$4,834,923	$57,964
Due from Sponsor Company	257	1,735	2,010	541	199
Receivable from fund shares sold	—	—	—	—	—
Other assets	—	—	—	—	3
Total assets	2,798,108	7,525,302	7,528,212	4,835,464	58,166
Liabilities:
Due to Sponsor	—	—	—	—	—
Payable for fund shares purchased	268	1,752	2,016	586	209
Other liabilities	8	6	6	4	4
Total liabilities	276	1,758	2,022	590	213
Net assets:
For contract liabilities	$2,797,832	$7,523,544	$7,526,190	$4,834,874	$57,953
Deferred contracts in the accumulation period:
Units owned by participants #	156,529	335,025	365,293	223,001	2,066
Minimum unit fair value #*	$17.918241	$23.290530	$20.943407	$20.756377	$16.810000
Maximum unit fair value #*	$18.891510	$23.531122	$21.506177	$25.772023	$24.455030
Contract liablility	$2,797,832	$7,523,544	$7,526,190	$4,834,874	$57,953
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Goldman Sachs Income Builder Fund Sub-Account	Goldman Sachs Capital Growth Fund Sub-Account	Goldman Sachs Core Fixed Income Fund Sub-Account	Goldman Sachs U.S. Equity Insights Fund Sub-Account	Goldman Sachs Government Income Fund Sub-Account
Investments:
Number of shares	1,750	304	14,320	—	81,171
Cost	$36,926	$7,677	$149,847	$14	$1,207,032
Maket Value	$44,577	$8,675	$160,958	$27	$1,270,322
Due from Sponsor Company	—	99	—	—	—
Receivable from fund shares sold	4	—	38	—	317
Other assets	3	—	1	—	8
Total assets	44,584	8,774	160,997	27	1,270,647
Liabilities:
Due to Sponsor	9	—	40	8	362
Payable for fund shares purchased	—	117	—	—	—
Other liabilities	2	8	—	5	—
Total liabilities	11	125	40	13	362
Net assets:
For contract liabilities	$44,573	$8,649	$160,957	$14	$1,270,285
Deferred contracts in the accumulation period:
Units owned by participants #	2,201	268	10,698	1	90,244
Minimum unit fair value #*	$19.579974	$32.140825	$15.037538	$27.134020	$13.737049
Maximum unit fair value #*	$20.737487	$34.586466	$15.096358	$27.134020	$15.650000
Contract liablility	$44,573	$8,649	$160,957	$14	$1,270,285
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Equity Income Fund Sub-Account	Goldman Sachs Growth Opportunities Fund Sub-Account	Goldman Sachs Focused International Equity Fund Sub-Account	Goldman Sachs Mid Cap Value Fund Sub-Account	Goldman Sachs Small Cap Value Fund Sub-Account
Investments:
Number of shares	3,176	75,067	693	109,059	102,110
Cost	$92,955	$1,313,476	$13,806	$3,854,159	$4,995,164
Maket Value	$130,185	$1,210,827	$18,203	$4,024,269	$5,183,129
Due from Sponsor Company	234	85	111	—	7,495
Receivable from fund shares sold	—	—	—	165	—
Other assets	—	—	—	3	—
Total assets	130,419	1,210,912	18,314	4,024,437	5,190,624
Liabilities:
Due to Sponsor	—	—	—	189	—
Payable for fund shares purchased	262	113	125	—	7,520
Other liabilities	7	14	9	—	6
Total liabilities	269	127	134	189	7,526
Net assets:
For contract liabilities	$130,150	$1,210,785	$18,180	$4,024,248	$5,183,098
Deferred contracts in the accumulation period:
Units owned by participants #	6,778	29,292	1,303	92,403	212,859
Minimum unit fair value #*	$18.045879	$40.472830	$13.326430	$37.182803	$24.678929
Maximum unit fair value #*	$20.043859	$44.873574	$15.111684	$110.737702	$24.959291
Contract liablility	$130,150	$1,210,785	$18,180	$4,024,248	$5,183,098
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Goldman Sachs Strategic Growth Fund Sub-Account	Goldman Sachs High Yield Fund Sub-Account	Goldman Sachs Large Cap Value Fund Sub-Account	Goldman Sachs Small/Mid Cap Growth Fund Sub-Account	Goldman Sachs Satellite Strategies Portfolio Sub-Account
Investments:
Number of shares	12,297	96,210	26,496	10,406	226
Cost	$120,918	$619,668	$409,410	$201,753	$1,806
Maket Value	$126,901	$621,517	$401,409	$262,759	$1,936
Due from Sponsor Company	—	—	—	20	—
Receivable from fund shares sold	1	1,658	683	—	—
Other assets	—	19	—	—	—
Total assets	126,902	623,194	402,092	262,779	1,936
Liabilities:
Due to Sponsor	35	1,708	702	—	3
Payable for fund shares purchased	—	—	—	32	—
Other liabilities	13	—	3	18	2
Total liabilities	48	1,708	705	50	5
Net assets:
For contract liabilities	$126,854	$621,486	$401,387	$262,729	$1,931
Deferred contracts in the accumulation period:
Units owned by participants #	2,841	30,955	23,086	3,064	143
Minimum unit fair value #*	$40.180879	$19.871619	$16.149948	$84.666239	$13.541873
Maximum unit fair value #*	$42.243634	$24.668380	$17.889983	$98.145825	$13.541873
Contract liablility	$126,854	$621,486	$401,387	$262,729	$1,931
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(3)  Hartford Global Growth HLS Fund merged with Hartford Dividend and Growth HLS Fund, Effective September 25, 2020

(6)  Hartford Value HLS Fund merged with Hartford Dividend and Growth HLS Fund, Effective September 25, 2020

The accompanying notes are an integral part of these financial statements.

	Hartford Balanced HLS Fund Sub-Account	Hartford Total Return Bond HLS Fund Sub-Account	Hartford Capital Appreciation HLS Fund Sub-Account	Hartford Dividend and Growth HLS Fund Sub-Account (3)(6)	The Hartford Healthcare HLS Fund Sub-Account
Investments:
Number of shares	227,517	1,101,937	412,527	1,159,961	200,014
Cost	$5,986,543	$12,555,871	$20,541,419	$25,360,122	$4,528,228
Maket Value	$7,182,923	$13,189,224	$21,389,535	$25,706,922	$4,641,324
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	131	5,576	578	9,951	249
Other assets	—	1	—	11	—
Total assets	7,183,054	13,194,801	21,390,113	25,716,884	4,641,573
Liabilities:
Due to Sponsor	169	5,609	578	9,972	304
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	6	19	34	—	194
Total liabilities	175	5,628	612	9,972	498
Net assets:
For contract liabilities	$7,182,879	$13,189,173	$21,389,501	$25,706,912	$4,641,075
Deferred contracts in the accumulation period:
Units owned by participants #	286,237	766,982	458,193	1,612,271	102,378
Minimum unit fair value #*	$22.984040	$11.980000	$49.808919	$22.190000	$49.501085
Maximum unit fair value #*	$31.560000	$15.845439	$78.827821	$29.172274	$102.038444
Contract liablility	$7,182,879	$13,189,173	$21,389,501	$25,706,912	$4,641,075
Deferred contracts in the annuity period:
Units owned by participants #	—	1,155	1,140	190	—
Minimum unit fair value #*	—	$506.183222	$535.285663	$768.584694	—
Maximum unit fair value #*	—	$506.183222	$535.285663	$768.584694	—
Contract liablility	—	$584,834	$610,221	$146,032	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Hartford Disciplined Equity HLS Fund Sub-Account (4)	Hartford International Opportunities HLS Fund Sub-Account	Hartford MidCap HLS Fund Sub-Account	Hartford Ultrashort Bond HLS Fund Sub-Account (5)	Hartford Small Company HLS Fund Sub-Account
Investments:
Number of shares	767,524	49,976	357,824	400,147	232,689
Cost	$11,632,322	$769,226	$12,671,153	$4,021,184	$4,504,272
Maket Value	$13,184,385	$981,387	$15,543,889	$4,037,479	$6,282,632
Due from Sponsor Company	—	719	—	—	9,010
Receivable from fund shares sold	6,764	—	235	1,143	—
Other assets	2	—	1	5	2
Total assets	13,191,151	982,106	15,544,125	4,038,627	6,291,644
Liabilities:
Due to Sponsor	6,790	—	251	1,195	—
Payable for fund shares purchased	—	783	—	—	9,079
Other liabilities	4	21	4	5	21
Total liabilities	6,794	804	255	1,200	9,100
Net assets:
For contract liabilities	$13,184,357	$981,302	$15,543,870	$4,037,427	$6,282,544
Deferred contracts in the accumulation period:
Units owned by participants #	625,289	47,501	217,527	430,027	351,776
Minimum unit fair value #*	$10.622662	$18.809240	$64.638141	$9.710912	$12.270459
Maximum unit fair value #*	$10.666258	$20.721293	$78.548887	$13.586636	$64.174307
Contract liablility	$13,184,357	$981,302	$15,543,870	$4,037,427	$6,282,544
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	2,767	—
Minimum unit fair value #*	—	—	—	$289.794528	—
Maximum unit fair value #*	—	—	—	$289.794528	—
Contract liablility	—	—	—	$801,806	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(4)  Hartford Growth Opportunities HLS Fund merged with Hartford Disciplined Equity HLS Fund, Effective September 25, 2020

(5)  Hartford U.S. Government Securities HLS Fund merged with Hartford Ultrashort Bond HLS Fund, Effective September 18, 2020

The accompanying notes are an integral part of these financial statements.

	Hartford Small Cap Growth HLS Fund Sub-Account	Hartford Stock HLS Fund Sub-Account	The Hartford Checks and Balances Fund Sub-Account	The Hartford High Yield Sub-Account
Investments:
Number of shares	20,452	52,915	23,285	14,744
Cost	$567,421	$3,271,065	$228,406	$108,082
Maket Value	$761,208	$5,054,267	$235,647	$113,088
Due from Sponsor Company	178	—	—	—
Receivable from fund shares sold	—	93	23	—
Other assets	—	—	—	5
Total assets	761,386	5,054,360	235,670	113,093
Liabilities:
Due to Sponsor	—	120	45	8
Payable for fund shares purchased	238	—	—	8
Other liabilities	21	16	9	—
Total liabilities	259	136	54	16
Net assets:
For contract liabilities	$761,127	$5,054,224	$235,616	$113,077
Deferred contracts in the accumulation period:
Units owned by participants #	17,955	150,395	9,669	5,544
Minimum unit fair value #*	$38.150000	$29.101610	$23.233658	$18.426952
Maximum unit fair value #*	$40.226315	$38.293838	$25.202353	$20.428376
Contract liablility	$761,127	$5,054,224	$235,616	$113,077
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—
Minimum unit fair value #*	—	—	—	—
Maximum unit fair value #*	—	—	—	—
Contract liablility	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	The Hartford Dividend and Growth Fund Sub-Account	The Hartford International Opportunities Fund Sub-Account	The Hartford MidCap Fund Sub-Account	The Hartford Small Company Fund Sub-Account	The Hartford Total Return Bond Fund Sub-Account
Investments:
Number of shares	26,788	14,841	21,848	11,690	40,594
Cost	$667,304	$237,840	$712,705	$267,758	$438,407
Maket Value	$755,971	$302,465	$892,935	$409,258	$463,209
Due from Sponsor Company	—	223	921	—	—
Receivable from fund shares sold	—	—	—	19,334	—
Other assets	—	—	1	—	5
Total assets	755,971	302,688	893,857	428,592	463,214
Liabilities:
Due to Sponsor	6	—	—	19,366	39
Payable for fund shares purchased	20	233	942	—	14
Other liabilities	4	11	9	18	—
Total liabilities	30	244	951	19,384	53
Net assets:
For contract liabilities	$755,941	$302,444	$892,906	$409,208	$463,161
Deferred contracts in the accumulation period:
Units owned by participants #	25,456	17,398	22,960	9,166	28,416
Minimum unit fair value #*	$24.585813	$16.597075	$37.959378	$33.331936	$14.729834
Maximum unit fair value #*	$27.826242	$18.401319	$41.176097	$39.586317	$16.670013
Contract liablility	$755,941	$302,444	$892,906	$409,208	$463,161
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	The Hartford Healthcare Fund Sub-Account	The Hartford Growth Opportunities Fund Sub-Account	The Hartford Value Opportunities Fund Sub-Account	Hartford Moderate Allocation Fund Sub-Account	The Hartford Conservative Allocation Fund Sub-Account
Investments:
Number of shares	14,092	4,834	128	177,763	81,012
Cost	$559,425	$216,960	$2,536	$2,077,615	$833,025
Maket Value	$636,385	$290,851	$2,803	$2,272,625	$938,287
Due from Sponsor Company	—	—	—	161	850
Receivable from fund shares sold	—	34	—	—	—
Other assets	—	—	1	—	1
Total assets	636,385	290,885	2,804	2,272,786	939,138
Liabilities:
Due to Sponsor	31	65	9	—	—
Payable for fund shares purchased	—	—	—	229	899
Other liabilities	15	8	5	22	11
Total liabilities	46	73	14	251	910
Net assets:
For contract liabilities	$636,339	$290,812	$2,790	$2,272,535	$938,228
Deferred contracts in the accumulation period:
Units owned by participants #	13,800	5,444	140	129,717	51,803
Minimum unit fair value #*	$41.100915	$45.740897	$19.989933	$15.918637	$13.950886
Maximum unit fair value #*	$46.516814	$50.711437	$19.989933	$17.648759	$15.467065
Contract liablility	$636,339	$290,812	$2,790	$2,272,535	$938,228
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	The Hartford Capital Appreciation Fund Sub-Account	The Hartford Growth Allocation Fund Sub-Account	The Hartford Inflation Plus Fund Sub-Account	The Hartford Equity Income Fund Sub-Account	The Hartford Balanced Income Fund Sub-Account
Investments:
Number of shares	159,744	207,722	39,804	31,099	31,699
Cost	$6,554,772	$2,491,592	$429,386	$572,459	$455,831
Maket Value	$8,254,553	$2,903,159	$447,794	$621,362	$496,720
Due from Sponsor Company	—	392	76	1,197	454
Receivable from fund shares sold	5,499	—	—	—	—
Other assets	1	—	1	5	—
Total assets	8,260,053	2,903,551	447,871	622,564	497,174
Liabilities:
Due to Sponsor	5,531	—	—	—	—
Payable for fund shares purchased	—	419	100	1,228	469
Other liabilities	8	12	5	9	11
Total liabilities	5,539	431	105	1,237	480
Net assets:
For contract liabilities	$8,254,514	$2,903,120	$447,766	$621,327	$496,694
Deferred contracts in the accumulation period:
Units owned by participants #	298,794	147,648	32,730	21,215	25,236
Minimum unit fair value #*	$25.205714	$18.302815	$13.260666	$28.018639	$19.179384
Maximum unit fair value #*	$28.468362	$20.292278	$15.372815	$30.891448	$20.655440
Contract liablility	$8,254,514	$2,903,120	$447,766	$621,327	$496,694
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	The Hartford MidCap Value Fund Sub-Account	Hotchkis and Wiley Large Cap Value Fund Sub-Account	Invesco V.I. Technology Fund Sub-Account	Invesco Technology Fund Sub-Account	Ivy Natural Resources Fund Sub-Account
Investments:
Number of shares	2,409	14,911	17,522	22,707	68,828
Cost	$35,004	$398,636	$461,052	$1,106,854	$1,058,923
Maket Value	$38,873	$515,613	$640,414	$1,534,072	$790,147
Due from Sponsor Company	4	—	—	—	382
Receivable from fund shares sold	—	2,757	—	10	—
Other assets	3	3	—	3	—
Total assets	38,880	518,373	640,414	1,534,085	790,529
Liabilities:
Due to Sponsor	—	2,782	—	28	—
Payable for fund shares purchased	15	—	—	—	407
Other liabilities	5	7	—	7	5
Total liabilities	20	2,789	—	35	412
Net assets:
For contract liabilities	$38,860	$515,584	$640,414	$1,534,050	$790,117
Deferred contracts in the accumulation period:
Units owned by participants #	1,958	20,591	14,261	42,772	148,771
Minimum unit fair value #*	$19.149633	$23.176781	$44.825301	$34.670838	$5.204913
Maximum unit fair value #*	$20.623952	$23.442241	$53.857053	$41.378321	$6.193967
Contract liablility	$38,860	$515,584	$640,414	$1,534,050	$790,117
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Ivy Large Cap Growth Fund Sub-Account	Ivy Science & Technology Fund Sub-Account	Ivy Asset Strategy Fund Sub-Account	Janus Henderson Forty Portfolio Sub-Account	Janus Henderson Global Research Portfolio Sub-Account
Investments:
Number of shares	24,553	23,099	15,909	69,232	4,950
Cost	$524,568	$1,632,570	$369,143	$2,761,718	$191,542
Maket Value	$734,860	$2,219,129	$382,447	$3,946,240	$314,941
Due from Sponsor Company	—	212	162	163	50
Receivable from fund shares sold	56	—	—	—	—
Other assets	—	—	—	—	1
Total assets	734,916	2,219,341	382,609	3,946,403	314,992
Liabilities:
Due to Sponsor	88	—	—	—	—
Payable for fund shares purchased	—	241	178	163	56
Other liabilities	11	8	12	36	18
Total liabilities	99	249	190	199	74
Net assets:
For contract liabilities	$734,817	$2,219,092	$382,419	$3,946,204	$314,918
Deferred contracts in the accumulation period:
Units owned by participants #	17,253	39,550	18,572	68,512	12,360
Minimum unit fair value #*	$39.985778	$53.667985	$20.524391	$55.721549	$25.416075
Maximum unit fair value #*	$45.068411	$59.448683	$22.427404	$57.602777	$29.939559
Contract liablility	$734,817	$2,219,092	$382,419	$3,946,204	$314,918
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	154	474
Minimum unit fair value #*	—	—	—	$213.986540	$108.416994
Maximum unit fair value #*	—	—	—	$213.986540	$108.416994
Contract liablility	—	—	—	$32,877	$51,361

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Janus Henderson Enterprise Portfolio Sub-Account	Janus Henderson Balanced Portfolio Sub-Account	Janus Henderson Overseas Portfolio Sub-Account	Janus Henderson Flexible Bond Fund Sub-Account	Janus Henderson Forty Fund Sub-Account
Investments:
Number of shares	1,042	5,811	5,448	4,179	209,944
Cost	$70,171	$184,417	$197,272	$43,926	$6,999,515
Maket Value	$98,150	$253,225	$208,161	$47,684	$9,630,113
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	—	—	—	7,157
Other assets	—	1	—	—	3
Total assets	98,150	253,226	208,161	47,684	9,637,273
Liabilities:
Due to Sponsor	5	—	—	5	7,157
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	4	3	6	1	—
Total liabilities	9	3	6	6	7,157
Net assets:
For contract liabilities	$98,141	$253,223	$208,155	$47,678	$9,630,116
Deferred contracts in the accumulation period:
Units owned by participants #	1,949	7,976	12,981	2,957	170,857
Minimum unit fair value #*	$50.298144	$31.748129	$12.828773	$16.124560	$64.312486
Maximum unit fair value #*	$51.332408	$31.748129	$16.125271	$16.124560	$81.419600
Contract liablility	$98,141	$253,223	$208,155	$47,678	$9,630,116
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Janus Henderson Balanced Fund Sub-Account	Janus Henderson Enterprise Fund Sub-Account	Janus Henderson Overseas Fund Sub-Account	Janus Henderson Global Research Fund Sub-Account	Janus Henderson Mid Cap Value Fund Sub-Account
Investments:
Number of shares	55,787	10,550	48,257	2,126	78,739
Cost	$1,827,913	$1,142,237	$1,590,425	$142,163	$1,275,102
Maket Value	$2,281,678	$1,595,754	$1,902,754	$210,366	$1,257,467
Due from Sponsor Company	—	2,271	—	—	—
Receivable from fund shares sold	10	—	530	14	—
Other assets	3	—	—	3	2
Total assets	2,281,691	1,598,025	1,903,284	210,383	1,257,469
Liabilities:
Due to Sponsor	51	—	564	36	19
Payable for fund shares purchased	—	2,292	—	—	22
Other liabilities	6	8	5	10	5
Total liabilities	57	2,300	569	46	46
Net assets:
For contract liabilities	$2,281,634	$1,595,725	$1,902,715	$210,337	$1,257,423
Deferred contracts in the accumulation period:
Units owned by participants #	77,716	28,536	136,390	9,250	45,962
Minimum unit fair value #*	$27.268363	$53.722120	$13.061134	$18.648280	$25.438177
Maximum unit fair value #*	$29.721875	$58.554974	$15.079002	$30.721682	$29.366431
Contract liablility	$2,281,634	$1,595,725	$1,902,715	$210,337	$1,257,423
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(41)  MassMutual Premier High Yield Fund, Newly funded on July 17, 2020

The accompanying notes are an integral part of these financial statements.

	PGIM Jennison Natural Resources Fund Sub-Account	PGIM Jennison Mid-Cap Growth Fund Sub-Account	PGIM Jennison 20/20 Focus Fund Sub-Account	MassMutual Premier High Yield Fund Sub-Account (41)	JPMorgan Large Cap Growth Fund Sub-Account
Investments:
Number of shares	458	45,828	13,592	293,559	6,034
Cost	$14,688	$1,162,404	$206,802	$2,505,516	$347,437
Maket Value	$15,913	$968,342	$237,990	$2,592,125	$355,747
Due from Sponsor Company	—	692	—	3,675	15
Receivable from fund shares sold	6	—	46	—	—
Other assets	(1)	—	—	—	—
Total assets	15,918	969,034	238,036	2,595,800	355,762
Liabilities:
Due to Sponsor	47	—	70	—	—
Payable for fund shares purchased	—	745	—	3,675	31
Other liabilities	18	17	13	2	5
Total liabilities	65	762	83	3,677	36
Net assets:
For contract liabilities	$15,853	$968,272	$237,953	$2,592,123	$355,726
Deferred contracts in the accumulation period:
Units owned by participants #	2,272	15,118	4,269	224,237	8,738
Minimum unit fair value #*	$6.789275	$61.002655	$53.526352	$11.559736	$40.094557
Maximum unit fair value #*	$34.720000	$67.850150	$58.488327	$11.559736	$40.737323
Contract liablility	$15,853	$968,272	$237,953	$2,592,123	$355,726
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	JPMorgan Core Bond Fund Sub-Account	JPMorgan Small Cap Equity Fund Sub-Account	JPMorgan Small Cap Growth Fund Sub-Account	JPMorgan Small Cap Value Fund Sub-Account	JPMorgan U.S. Equity Fund Sub-Account
Investments:
Number of shares	166,909	901	65,652	11,359	39,030
Cost	$1,976,362	$40,857	$1,152,641	$269,526	$609,962
Maket Value	$2,051,309	$52,707	$1,683,307	$283,983	$740,793
Due from Sponsor Company	—	—	—	—	1,160
Receivable from fund shares sold	141	15	31	32	—
Other assets	—	5	—	1	1
Total assets	2,051,450	52,727	1,683,338	284,016	741,954
Liabilities:
Due to Sponsor	173	40	55	50	—
Payable for fund shares purchased	—	—	—	—	1,193
Other liabilities	10	18	2	3	4
Total liabilities	183	58	57	53	1,197
Net assets:
For contract liabilities	$2,051,267	$52,669	$1,683,281	$283,963	$740,757
Deferred contracts in the accumulation period:
Units owned by participants #	129,727	874	16,064	5,829	19,302
Minimum unit fair value #*	$14.407305	$58.980785	$103.029004	$43.350582	$37.198842
Maximum unit fair value #*	$16.701900	$65.601570	$112.578935	$50.253658	$42.598733
Contract liablility	$2,051,267	$52,669	$1,683,281	$283,963	$740,757
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	JPMorgan SmartRetirement 2020 Fund Sub-Account	JPMorgan SmartRetirement 2025 Fund Sub-Account	JPMorgan SmartRetirement 2030 Fund Sub-Account	JPMorgan SmartRetirement 2035 Fund Sub-Account	JPMorgan SmartRetirement 2040 Fund Sub-Account
Investments:
Number of shares	279,146	451,558	421,585	237,894	268,264
Cost	$5,102,115	$8,155,537	$8,225,566	$4,584,769	$5,583,410
Maket Value	$5,141,871	$8,660,886	$8,680,445	$5,162,306	$6,258,606
Due from Sponsor Company	2,040	2,106	2,312	970	—
Receivable from fund shares sold	—	—	—	—	2,234
Other assets	3	3	—	—	3
Total assets	5,143,914	8,662,995	8,682,757	5,163,276	6,260,843
Liabilities:
Due to Sponsor	—	—	—	—	2,259
Payable for fund shares purchased	2,056	2,119	2,331	999	—
Other liabilities	4	7	2	11	12
Total liabilities	2,060	2,126	2,333	1,010	2,271
Net assets:
For contract liabilities	$5,141,854	$8,660,869	$8,680,424	$5,162,266	$6,258,572
Deferred contracts in the accumulation period:
Units owned by participants #	287,528	456,943	427,875	245,302	286,248
Minimum unit fair value #*	$16.974251	$18.205270	$19.159431	$20.096317	$20.758820
Maximum unit fair value #*	$19.207144	$20.600124	$21.679883	$22.740040	$23.489706
Contract liablility	$5,141,854	$8,660,869	$8,680,424	$5,162,266	$6,258,572
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	JPMorgan SmartRetirement 2045 Fund Sub-Account	JPMorgan SmartRetirement 2050 Fund Sub-Account	JPMorgan SmartRetirement Income Fund Sub-Account	JP Morgan Smart Retirement 2055 Fund Sub-Account	Loomis Sayles Bond Fund Sub-Account
Investments:
Number of shares	173,537	157,825	83,863	51,342	26,098
Cost	$3,474,832	$3,174,451	$1,481,185	$1,180,828	$359,159
Maket Value	$3,965,326	$3,623,662	$1,455,017	$1,362,102	$351,024
Due from Sponsor Company	—	4,433	204	1,967	533
Receivable from fund shares sold	1,691	—	—	—	—
Other assets	1	—	2	1	—
Total assets	3,967,018	3,628,095	1,455,223	1,364,070	351,557
Liabilities:
Due to Sponsor	1,724	—	—	—	—
Payable for fund shares purchased	—	4,465	240	1,993	569
Other liabilities	14	5	11	6	4
Total liabilities	1,738	4,470	251	1,999	573
Net assets:
For contract liabilities	$3,965,280	$3,623,625	$1,454,972	$1,362,071	$350,984
Deferred contracts in the accumulation period:
Units owned by participants #	181,782	164,033	91,973	62,639	16,807
Minimum unit fair value #*	$20.966473	$20.931170	$15.053630	$20.724354	$11.841008
Maximum unit fair value #*	$23.724693	$22.960000	$17.033948	$23.110252	$20.750704
Contract liablility	$3,965,280	$3,623,625	$1,454,972	$1,362,071	$350,984
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	LKCM Aquinas Catholic Equity Fund Sub-Account	Lord Abbett Affiliated Fund Sub-Account	Lord Abbett Fundamental Equity Fund Sub-Account	Lord Abbett Bond Debenture Fund Sub-Account	Lord Abbett Growth Opportunities fund Sub-Account
Investments:
Number of shares	12,416	31,771	202,501	278,234	7,775
Cost	$192,138	$455,553	$2,458,329	$2,226,516	$170,450
Maket Value	$217,644	$483,970	$2,443,373	$2,341,447	$226,379
Due from Sponsor Company	—	483	—	—	—
Receivable from fund shares sold	—	—	27	179	12
Other assets	5	—	—	1,362	4
Total assets	217,649	484,453	2,443,400	2,342,988	226,395
Liabilities:
Due to Sponsor	23	—	72	232	28
Payable for fund shares purchased	—	513	—	—	—
Other liabilities	3	13	14	—	4
Total liabilities	26	526	86	232	32
Net assets:
For contract liabilities	$217,623	$483,927	$2,443,314	$2,342,756	$226,363
Deferred contracts in the accumulation period:
Units owned by participants #	6,848	25,126	73,898	109,209	6,245
Minimum unit fair value #*	$31.780357	$18.504650	$23.087265	$21.297707	$35.773302
Maximum unit fair value #*	$31.780357	$19.531810	$33.977704	$22.893191	$39.587141
Contract liablility	$217,623	$483,927	$2,443,314	$2,342,756	$226,363
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Lord Abbett Dividend Growth Fund Sub-Account (20)	Lord Abbett Total Return Fund Sub-Account	Lord Abbett Developing Growth Fund Sub-Account	Lord Abbett International Equity Inv Opt Sub-Account	Lord Abbett Value Opportunities Fund Sub-Account
Investments:
Number of shares	15,664	636,012	48,377	26,469	147,238
Cost	$230,067	$6,653,551	$1,043,237	$353,454	$2,744,755
Maket Value	$280,041	$6,830,774	$1,478,144	$418,479	$2,810,682
Due from Sponsor Company	—	1,925	—	—	—
Receivable from fund shares sold	39	—	89	396	215
Other assets		6	2,041	2	1
Total assets	280,086	6,834,740	1,478,235	418,876	2,810,897
Liabilities:
Due to Sponsor	72	—	143	427	278
Payable for fund shares purchased	—	1,951	—	—	—
Other liabilities	12	—	16	7	7
Total liabilities	84	1,951	159	434	285
Net assets:
For contract liabilities	$280,002	$6,832,789	$1,478,076	$418,442	$2,810,612
Deferred contracts in the accumulation period:
Units owned by participants #	10,408	359,164	29,056	34,204	112,571
Minimum unit fair value #*	$29.198745	$16.382458	$58.383273	$12.682332	$25.881340
Maximum unit fair value #*	$87.555496	$19.395671	$60.513480	$14.930662	$28.534789
Contract liablility	$280,002	$6,832,789	$1,478,076	$418,442	$2,810,612
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(20)  Formerly Lord Abbett Calibrated Dividend Growth Fund , Name changed to Lord Abbett Dividend Growth Fund, Effective April 1 ,2020

The accompanying notes are an integral part of these financial statements.

	Clearbridge Value Trust Sub-Account	BMO Mid-Cap Value Fund Sub-Account	MFS® Emerging Markets Debt Fund Sub-Account	Massachusetts Investors Growth Stock Fund Sub-Account	MFS High Income Fund Sub-Account
Investments:
Number of shares	2,147	43,283	17,724	106,138	247,607
Cost	$171,097	$506,540	$260,365	$2,830,271	$859,675
Maket Value	$228,534	$465,727	$273,310	$3,970,910	$854,243
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	8	9	16	100	39
Other assets	—	—	5	—	16
Total assets	228,542	465,736	273,331	3,971,010	854,298
Liabilities:
Due to Sponsor	44	27	35	118	59
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	9	2	—	8	1
Total liabilities	53	29	35	126	60
Net assets:
For contract liabilities	$228,489	$465,707	$273,296	$3,970,884	$854,238
Deferred contracts in the accumulation period:
Units owned by participants #	9,646	42,406	16,046	96,310	52,024
Minimum unit fair value #*	$19.418938	$10.334278	$15.420000	$37.714414	$12.982082
Maximum unit fair value #*	$23.602942	$11.412333	$16.311194	$40.835560	$25.992317
Contract liablility	$228,489	$465,707	$273,296	$3,970,884	$854,238
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	MFS International New Discovery Fund Sub-Account	MFS Mid Cap Growth Fund Sub-Account	MFS New Discovery Fund Sub-Account	MFS Research International Fund Sub-Account	MFS Total Return Fund Sub-Account
Investments:
Number of shares	10,288	28,890	168,497	134,236	110,380
Cost	$293,244	$400,529	$4,545,403	$2,283,004	$2,002,419
Maket Value	$377,770	$814,702	$6,081,057	$2,939,767	$2,259,471
Due from Sponsor Company	—	—	4,311	615	42
Receivable from fund shares sold	46	40	—	—	—
Other assets	—	1	4	1	—
Total assets	377,816	814,743	6,085,372	2,940,383	2,259,513
Liabilities:
Due to Sponsor	68	65	—	—	—
Payable for fund shares purchased	—	—	4,345	648	71
Other liabilities	8	9	13	11	11
Total liabilities	76	74	4,358	659	82
Net assets:
For contract liabilities	$377,740	$814,669	$6,081,014	$2,939,724	$2,259,431
Deferred contracts in the accumulation period:
Units owned by participants #	9,433	24,860	171,041	213,992	107,816
Minimum unit fair value #*	$36.220269	$27.681908	$31.506412	$12.886432	$21.414261
Maximum unit fair value #*	$36.720000	$32.162122	$35.651133	$14.443326	$21.898648
Contract liablility	$377,740	$814,669	$6,081,014	$2,939,724	$2,259,431
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	MFS Utilities Fund Sub-Account	MFS Value Fund Sub-Account	MFS Total Return Bond Fund Sub-Account	MFS Massachusetts Investors Trust Sub-Account	MFS International Growth Fund Sub-Account
Investments:
Number of shares	176,193	311,451	202,988	24,664	6,136
Cost	$3,653,373	$11,384,059	$2,182,066	$718,962	$190,086
Maket Value	$4,006,591	$13,938,573	$2,356,688	$873,105	$258,333
Due from Sponsor Company	1,004	2,161	4,905	13	191
Receivable from fund shares sold	—	—	—	—	—
Other assets	—	—	15	—	—
Total assets	4,007,595	13,940,734	2,361,608	873,118	258,524
Liabilities:
Due to Sponsor	—	—	—	—	—
Payable for fund shares purchased	1,053	2,224	4,920	56	231
Other liabilities	12	1	—	12	6
Total liabilities	1,065	2,225	4,920	68	237
Net assets:
For contract liabilities	$4,006,530	$13,938,509	$2,356,688	$873,050	$258,287
Deferred contracts in the accumulation period:
Units owned by participants #	186,571	500,123	132,592	15,762	11,486
Minimum unit fair value #*	$23.846193	$34.126812	$16.721725	$51.313960	$21.866846
Maximum unit fair value #*	$27.556559	$43.208423	$18.802929	$59.484500	$23.719962
Contract liablility	$4,006,530	$13,938,509	$2,356,688	$873,050	$258,287
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	MFS Core Equity Fund Sub-Account	MFS Government Securities Fund Sub-Account	MFS International Value Fund Sub-Account	MFS Technology Fund Sub-Account	MFS Core Equity Series Sub-Account
Investments:
Number of shares	71,284	443,388	474,916	4,740	—
Cost	$2,028,909	$4,471,128	$19,246,449	$144,306	$7
Maket Value	$2,910,385	$4,602,368	$24,358,418	$309,205	$10
Due from Sponsor Company	—	1,843	5,135	—	—
Receivable from fund shares sold	34	—	—	52	—
Other assets	—	—	5	3	3
Total assets	2,910,419	4,604,211	24,363,558	309,260	13
Liabilities:
Due to Sponsor	69	—	—	61	9
Payable for fund shares purchased	—	1,878	5,164	—	—
Other liabilities	13	11	—	10	1
Total liabilities	82	1,889	5,164	71	10
Net assets:
For contract liabilities	$2,910,337	$4,602,322	$24,358,394	$309,189	$3
Deferred contracts in the accumulation period:
Units owned by participants #	126,034	321,375	481,412	2,646	—
Minimum unit fair value #*	$22.481702	$10.380000	$43.875818	$109.925205	$19.435343
Maximum unit fair value #*	$29.295890	$12.743860	$51.290000	$120.113456	$19.435343
Contract liablility	$2,910,337	$4,602,322	$24,358,394	$309,189	$3
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	MFS Utilities Series Sub-Account	MFS Growth Fund Sub-Account	MFS High Yield Portfolio Sub-Account	BlackRock Global Allocation Fund, Inc. Sub-Account	BlackRock Advantage Large Cap Core Fund Sub-Account
Investments:
Number of shares	2,860	4,666	20,799	361,258	4,093
Cost	$84,276	$517,934	$120,608	$7,000,165	$62,175
Maket Value	$101,061	$698,645	$118,137	$7,777,879	$78,707
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	49	—	1,653	27
Other assets	—	—	—	—	—
Total assets	101,061	698,694	118,137	7,779,532	78,734
Liabilities:
Due to Sponsor	13	66	7	1,677	38
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	1	5	1	5	3
Total liabilities	14	71	8	1,682	41
Net assets:
For contract liabilities	$101,047	$698,623	$118,129	$7,777,850	$78,693
Deferred contracts in the accumulation period:
Units owned by participants #	3,379	17,319	8,465	377,328	2,974
Minimum unit fair value #*	$29.901110	$38.622887	$13.955198	$21.720974	$26.337633
Maximum unit fair value #*	$29.901110	$41.475702	$13.955198	$22.197409	$28.297807
Contract liablility	$101,047	$698,623	$118,129	$7,777,850	$78,693
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	BlackRock Advantage U.S. Total Market Fund Sub-Account	BlackRock Mid Cap Dividend Fund Sub-Account	BlackRock International Dividend Fund Sub-Account	BlackRock Mid Cap Growth Equity Portfolio Sub-Account	Victory Munder Mid-Cap Core Growth Fund Sub-Account
Investments:
Number of shares	808	86,549	12,830	16,858	59,716
Cost	$20,909	$1,539,840	$369,072	$354,643	$1,157,074
Maket Value	$26,578	$1,639,241	$392,606	$638,746	$801,393
Due from Sponsor Company	—	—	447	568	—
Receivable from fund shares sold	1	21,876	—	—	22
Other assets	4	—	—	—	—
Total assets	26,583	1,661,117	393,053	639,314	801,415
Liabilities:
Due to Sponsor	10	21,914	—	—	55
Payable for fund shares purchased	—	—	478	601	—
Other liabilities	2	11	9	16	13
Total liabilities	12	21,925	487	617	68
Net assets:
For contract liabilities	$26,571	$1,639,192	$392,566	$638,697	$801,347
Deferred contracts in the accumulation period:
Units owned by participants #	1,023	65,195	25,292	15,449	22,298
Minimum unit fair value #*	$25.981588	$26.372790	$15.143566	$40.552309	$29.632368
Maximum unit fair value #*	$25.981588	$26.573259	$16.427245	$43.548261	$79.119774
Contract liablility	$26,571	$1,639,192	$392,566	$638,697	$801,347
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(21)  Formerly Invesco Oppenheimer Capital Appreciation Fund , Name changed to Invesco Capital Appreciation Fund , effective September 30, 2020

The accompanying notes are an integral part of these financial statements.

	Neuberger Berman Sustainable Equity Fund Sub-Account	Nuveen NWQ International Value Fund Sub-Account	The Oakmark International Small Cap Fund Sub-Account	The Oakmark Equity and Income Fund Sub-Account	Invesco Capital Appreciation Fund Sub-Account (21)
Investments:
Number of shares	44,454	4,153	25,373	410	16,381
Cost	$1,637,522	$95,361	$415,378	$12,539	$958,363
Maket Value	$1,882,710	$102,295	$428,803	$12,517	$1,202,226
Due from Sponsor Company	—	—	—	97	12
Receivable from fund shares sold	762	5	36	—	—
Other assets	3	3	—	—	—
Total assets	1,883,475	102,303	428,839	12,614	1,202,238
Liabilities:
Due to Sponsor	807	12	36	—	—
Payable for fund shares purchased	—	—	—	98	25
Other liabilities	5	2	2	3	12
Total liabilities	812	14	38	101	37
Net assets:
For contract liabilities	$1,882,663	$102,289	$428,801	$12,513	$1,202,201
Deferred contracts in the accumulation period:
Units owned by participants #	52,283	9,492	8,963	870	42,636
Minimum unit fair value #*	$31.322021	$10.521116	$47.840430	$14.379667	$25.444254
Maximum unit fair value #*	$57.979910	$11.331072	$47.840430	$14.379667	$34.424148
Contract liablility	$1,882,663	$102,289	$428,801	$12,513	$1,202,201
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Invesco Oppenheimer Global Fund Sub-Account	Invesco Global Opportunities Fund Sub-Account (22)	Invesco Oppenheimer International Growth Fund Sub-Account	Invesco Main Street Fund Sub-Account (23)	Invesco Global Strategic Income Fund Sub-Account (24)
Investments:
Number of shares	51,190	5,389	18,809	8,214	161,903
Cost	$4,166,880	$333,289	$743,842	$384,711	$620,141
Maket Value	$5,917,087	$421,351	$887,995	$438,159	$615,232
Due from Sponsor Company	—	—	—	696	—
Receivable from fund shares sold	1,160	30	24	—	26
Other assets	—	1	1	1	235
Total assets	5,918,247	421,382	888,020	438,856	615,493
Liabilities:
Due to Sponsor	1,192	62	74	—	39
Payable for fund shares purchased	—	—	—	737	—
Other liabilities	8	3	5	8	—
Total liabilities	1,200	65	79	745	39
Net assets:
For contract liabilities	$5,917,047	$421,317	$887,941	$438,111	$615,454
Deferred contracts in the accumulation period:
Units owned by participants #	122,967	16,468	41,917	18,086	38,681
Minimum unit fair value #*	$42.256724	$25.218849	$19.322366	$23.388400	$16.344106
Maximum unit fair value #*	$242.835019	$26.141299	$24.032606	$26.435177	$16.361805
Contract liablility	$5,917,047	$421,317	$887,941	$438,111	$615,454
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(1)  Invesco Mid Cap Core Equity Fund merged with Invesco Main Street Mid Cap Fund, Effective April 17 ,2020

(22)  Formerly Invesco Oppenheimer Global Opportunities Fund , Name changed to Invesco Global Opportunities Fund, Effective September 30, 2020

(23)  Formerly Invesco Oppenheimer Main Street Fund , Name changed to Invesco Main Street Fund, Effective September 30, 2020

(24)  Formerly Invesco Oppenheimer Global Strategic Income Fund , Name changed to Invesco Global Strategic Income Fund, Effective September 30, 2020

(25)  Formerly Invesco Oppenheimer Main Street Mid Cap Fund , Name changed to Invesco Main Street Mid Cap Fund, Effective September 30, 2020

(27)  Formerly Invesco Oppenheimer International Bond Fund , Name changed to Invesco International Bond Fund, Effective September 30, 2020

(28)  Formerly Invesco Oppenheimer Main Street All Cap Fund® Name changed to Invesco Main Street All Cap Fund, Effective September 30, 2020

(29)  Formerly Invesco Oppenheimer Gold & Special Minerals Fund , Name changed to Invesco Gold & Special Minerals Fund, Effective September 30, 2020

The accompanying notes are an integral part of these financial statements.

	Invesco Main Street Mid Cap Fund Sub-Account (1)(25)	Invesco Developing Markets Fund Sub-Account	Invesco International Bond Fund Sub-Account (27)	Invesco Main Street All Cap Fund Sub-Account (28)	Invesco Gold & Special Minerals Fund Sub-Account (29)
Investments:
Number of shares	112,370	67,223	616,466	69,157	71,571
Cost	$2,797,410	$3,255,993	$3,587,378	$1,171,664	$1,320,682
Maket Value	$3,092,429	$4,663,990	$3,606,324	$1,602,367	$2,004,710
Due from Sponsor Company	1,623	—	311	—	2,975
Receivable from fund shares sold	—	74,123	—	40	—
Other assets	—	1	1,433	4	2
Total assets	3,094,052	4,738,114	3,608,068	1,602,411	2,007,687
Liabilities:
Due to Sponsor	—	74,138	—	66	—
Payable for fund shares purchased	1,642	—	339	—	3,001
Other liabilities	13	2	—	5	2
Total liabilities	1,655	74,140	339	71	3,003
Net assets:
For contract liabilities	$3,092,397	$4,663,974	$3,607,729	$1,602,340	$2,004,684
Deferred contracts in the accumulation period:
Units owned by participants #	132,721	136,067	219,939	62,462	140,270
Minimum unit fair value #*	$24.132948	$21.245265	$16.796572	$25.180024	$13.769428
Maximum unit fair value #*	$24.216896	$81.729369	$17.497167	$26.731638	$17.706484
Contract liablility	$3,092,397	$4,663,974	$3,607,729	$1,602,340	$2,004,684
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Invesco International Diversified Fund Sub-Account (30)	Invesco Rising Dividends Fund Sub-Account (31)	Putnam Global Equity Fund Sub-Account	Putnam VT High Yield Fund Sub-Account	Putnam VT Emerging Markets Equity Fund Sub-Account (32)
Investments:
Number of shares	11,525	696	2,638	42,513	5,767
Cost	$191,727	$14,399	$39,484	$274,197	$113,862
Maket Value	$258,281	$15,914	$56,167	$264,857	$142,839
Due from Sponsor Company	364	—	—	—	202
Receivable from fund shares sold	—	1	—	—	—
Other assets	—	—	—	1	—
Total assets	258,645	15,915	56,167	264,858	143,041
Liabilities:
Due to Sponsor	—	12	—	5	—
Payable for fund shares purchased	381	—	—	—	210
Other liabilities	5	4	8	2	5
Total liabilities	386	16	8	7	215
Net assets:
For contract liabilities	$258,259	$15,899	$56,159	$264,851	$142,826
Deferred contracts in the accumulation period:
Units owned by participants #	11,878	780	2,764	12,360	7,490
Minimum unit fair value #*	$21.332974	$20.384395	$20.317831	$21.428837	$19.068686
Maximum unit fair value #*	$22.816833	$20.384395	$20.317831	$21.428837	$19.068686
Contract liablility	$258,259	$15,899	$56,159	$264,851	$142,826
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	$79.714513
Maximum unit fair value #*	—	—	—	—	$79.714513
Contract liablility	—	—	—	—	$10

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(30)  Formerly Invesco Oppenheimer International Diversified Fund , Name changed to Invesco International Diversified Fund, Effective September 30, 2020

(31)  Formerly Invesco Oppenheimer Rising Dividends Fund , Name changed to Invesco Rising Dividends Fund, Effective September 30, 2020

(32)  Formerly Putnam VT International Growth Fund , Name changed to Putnam VT Emerging Markets Equity Fund, Effective September 30, 2020

The accompanying notes are an integral part of these financial statements.

	Putnam VT Sustainable Leaders Fund Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	Pioneer Disciplined Value Fund Sub-Account	Pioneer Equity Income Fund Sub-Account	Pioneer Fundamental Growth Fund Sub-Account
Investments:
Number of shares	8,935	16,572	12,671	1,468	4,003
Cost	$262,630	$197,752	$191,590	$1,570	$95,697
Maket Value	$395,639	$165,890	$198,806	$52,591	$124,606
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	—	18	11	5
Other assets	1	1	—	—	—
Total assets	395,640	165,891	198,824	52,602	124,611
Liabilities:
Due to Sponsor	7	9	44	17	28
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	7	16	3	2	13
Total liabilities	14	25	47	19	41
Net assets:
For contract liabilities	$395,626	$165,866	$198,777	$52,583	$124,570
Deferred contracts in the accumulation period:
Units owned by participants #	8,854	8,654	8,330	1,273	4,051
Minimum unit fair value #*	$44.581572	$18.993555	$22.958082	$41.308193	$29.998145
Maximum unit fair value #*	$47.449668	$28.248159	$24.237493	$41.308193	$31.463924
Contract liablility	$395,626	$165,866	$198,777	$52,583	$124,570
Deferred contracts in the annuity period:
Units owned by participants #	—	3,268	—	—	—
Minimum unit fair value #*	$184.468512	$91.366473	—	—	—
Maximum unit fair value #*	$184.468512	$91.366473	—	—	—
Contract liablility	$18	$298,553	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	AllianzGI International Value Fund Sub-Account (33)	AllianzGI Small-Cap Value Fund Sub-Account (34)	AllianzGI Dividend Value Fund Sub-Account (35)	AMG GW&K MID CAP Fund Sub-Account (36)	PIMCO Total Return Fund Sub-Account
Investments:
Number of shares	1,023	62,727	295,651	1,609	1,597,109
Cost	$18,514	$1,227,032	$3,841,299	$39,860	$16,843,778
Maket Value	$21,125	$843,673	$3,302,419	$38,116	$16,929,353
Due from Sponsor Company	—	87	86	—	4,510
Receivable from fund shares sold	6	—	—	—	—
Other assets	1	—	5	—	24
Total assets	21,132	843,760	3,302,510	38,116	16,933,887
Liabilities:
Due to Sponsor	25	—	—	26	—
Payable for fund shares purchased	—	97	117	4	4,522
Other liabilities	3	4	—	4	—
Total liabilities	28	101	117	34	4,522
Net assets:
For contract liabilities	$21,104	$843,659	$3,302,393	$38,082	$16,929,365
Deferred contracts in the accumulation period:
Units owned by participants #	1,881	46,202	195,809	1,641	944,815
Minimum unit fair value #*	$11.221261	$17.092843	$16.069892	$24.397445	$15.967591
Maximum unit fair value #*	$11.221261	$19.157038	$18.010649	$26.859259	$17.527281
Contract liablility	$21,104	$843,659	$3,302,393	$38,082	$16,929,365
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(33)  Formerly AllianzGI NFJ International Value Fund , Name changed to AllianzGI International Value Fund, Effective April 30, 2020

(34)  Formerly AllianzGI NFJ Small-Cap Value Fund , Name changed to AllianzGI Small-Cap Value Fund , Effective April 30, 2020

(35)  Formerly AllianzGI NFJ Dividend Value Fund , Name changed to AllianzGI Dividend Value Fund, Effective April 30, 2020

(36)  Formerly AMG Managers Cadence Mid Cap Fund , Name changed to AMG GW&K MID CAP Fund, Effective October 8, 2020

The accompanying notes are an integral part of these financial statements.

	PIMCO Emerging Markets Bond Fund Sub-Account	PIMCO Real Return Fund Sub-Account	Pioneer Fund Sub-Account	Pioneer High Yield Fund Sub-Account	Pioneer Strategic Income Fund Sub-Account
Investments:
Number of shares	43,063	917,432	25,534	106,382	416,847
Cost	$454,801	$10,339,360	$777,589	$1,018,132	$4,475,725
Maket Value	$469,386	$11,256,888	$881,952	$1,012,757	$4,760,395
Due from Sponsor Company	—	—	—	—	2,326
Receivable from fund shares sold	725	2,090	8	15	—
Other assets	—	8	—	73	255
Total assets	470,111	11,258,986	881,960	1,012,845	4,762,976
Liabilities:
Due to Sponsor	773	2,104	18	49	—
Payable for fund shares purchased	—	—	—	—	2,349
Other liabilities	17	—	4	—	—
Total liabilities	790	2,104	22	49	2,349
Net assets:
For contract liabilities	$469,321	$11,256,882	$881,938	$1,012,796	$4,760,627
Deferred contracts in the accumulation period:
Units owned by participants #	24,046	675,202	29,341	50,742	235,036
Minimum unit fair value #*	$19.127909	$15.259131	$27.766891	$19.423538	$11.420000
Maximum unit fair value #*	$19.925638	$16.481380	$31.190636	$19.926857	$18.878249
Contract liablility	$469,321	$11,256,882	$881,938	$1,012,796	$4,760,627
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Pioneer Mid Cap Value Fund Sub-Account	Pioneer Select Mid Cap Growth Fund Sub-Account	PIMCO Total Return ESG Fund Sub-Account	Putnam Equity Income Fund Sub-Account	Putnam High Yield Fund Sub-Account
Investments:
Number of shares	50,655	24,338	243,077	30,614	147,966
Cost	$1,151,285	$1,043,462	$2,378,434	$694,592	$862,134
Maket Value	$1,186,850	$1,323,510	$2,350,552	$806,371	$875,956
Due from Sponsor Company	23	—	525	87	682
Receivable from fund shares sold	—	31	—	—	—
Other assets	—	—	12	—	3
Total assets	1,186,873	1,323,541	2,351,089	806,458	876,641
Liabilities:
Due to Sponsor	—	76	—	—	—
Payable for fund shares purchased	48	—	539	128	705
Other liabilities	13	14	—	7	5
Total liabilities	61	90	539	135	710
Net assets:
For contract liabilities	$1,186,812	$1,323,451	$2,350,550	$806,323	$875,931
Deferred contracts in the accumulation period:
Units owned by participants #	68,338	29,120	170,987	30,873	42,699
Minimum unit fair value #*	$19.524423	$43.374098	$12.376574	$27.281710	$20.701130
Maximum unit fair value #*	$20.048845	$47.239215	$13.844472	$28.971753	$20.738861
Contract liablility	$1,186,812	$1,323,451	$2,350,550	$806,323	$875,931
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Putnam International Equity Fund Sub-Account	Putnam Sustainable Leaders Fund Sub-Account	Putnam International Capital Opportunities Fund Sub-Account	Putnam Small Cap Growth Fund Sub-Account	Royce Total Return Fund Sub-Account
Investments:
Number of shares	13,056	12	5,921	3,377	89,962
Cost	$271,736	$923	$219,917	$135,697	$1,010,113
Maket Value	$347,844	$1,349	$249,923	$231,809	$865,439
Due from Sponsor Company	—	—	239	—	—
Receivable from fund shares sold	30	—	—	45	31
Other assets	—	—	—	—	2
Total assets	347,874	1,349	250,162	231,854	865,472
Liabilities:
Due to Sponsor	46	14	—	73	53
Payable for fund shares purchased	—	—	272	—	—
Other liabilities	4	8	6	18	3
Total liabilities	50	22	278	91	56
Net assets:
For contract liabilities	$347,824	$1,327	$249,884	$231,763	$865,416
Deferred contracts in the accumulation period:
Units owned by participants #	14,246	38	18,954	5,860	78,049
Minimum unit fair value #*	$24.415442	$35.214975	$12.428693	$37.052996	$10.917623
Maximum unit fair value #*	$24.415442	$35.214975	$14.733976	$41.007649	$11.188544
Contract liablility	$347,824	$1,327	$249,884	$231,763	$865,416
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Royce Smaller-Companies Growth Fund Sub-Account	Royce Small-Cap Value Fund Sub-Account	Columbia Large Cap Value Fund Sub-Account	Columbia Small/Mid Cap Value Fund Sub-Account	RidgeWorth Ceredex Small Cap Value Equity Fund Sub-Account
Investments:
Number of shares	54,804	22,279	7,997	—	79,177
Cost	$566,780	$206,149	$100,181	$—	$852,170
Maket Value	$588,595	$191,150	$117,639	$—	$737,141
Due from Sponsor Company	—	125	—	—	—
Receivable from fund shares sold	3,185	—	15	—	27
Other assets	—	—	—	23	3
Total assets	591,780	191,275	117,654	23	737,171
Liabilities:
Due to Sponsor	3,195	—	31	23	58
Payable for fund shares purchased	—	151	—	—	—
Other liabilities	10	6	8	—	1
Total liabilities	3,205	157	39	23	59
Net assets:
For contract liabilities	$588,575	$191,118	$117,615	$—	$737,112
Deferred contracts in the accumulation period:
Units owned by participants #	15,590	19,335	5,808	—	17,267
Minimum unit fair value #*	$34.879298	$9.851453	$18.945754	$—	$40.629442
Maximum unit fair value #*	$42.317515	$9.986552	$20.987468	$—	$44.396316
Contract liablility	$588,575	$191,118	$117,615	$—	$737,112
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	RidgeWorth Ceredex Mid-Cap Value Equity Fund Sub-Account	RidgeWorth Seix Total Return Bond Fund Sub-Account	RidgeWorth Ceredex Large Cap Value Equity Fund Sub-Account	DWS Real Estate Securities Fund Sub-Account	DWS Equity Dividend Fund Sub-Account
Investments:
Number of shares	61,099	2	2,340	917	3,910
Cost	$736,343	$24	$30,663	$19,063	$181,376
Maket Value	$742,357	$26	$31,098	$18,983	$198,787
Due from Sponsor Company	229	—	—	—	—
Receivable from fund shares sold	—	—	1	—	7
Other assets	—	—	—	1	2
Total assets	742,586	26	31,099	18,984	198,796
Liabilities:
Due to Sponsor	—	25	11	9	33
Payable for fund shares purchased	260	—	—	—	—
Other liabilities	1	1	8	1	7
Total liabilities	261	28	19	10	40
Net assets:
For contract liabilities	$742,325	$—	$31,080	$18,974	$198,756
Deferred contracts in the accumulation period:
Units owned by participants #	14,003	—	1,316	869	12,058
Minimum unit fair value #*	$49.872440	$14.199107	$22.032447	$21.831199	$16.287367
Maximum unit fair value #*	$54.496301	$14.199107	$23.728432	$21.831199	$16.839586
Contract liablility	$742,325	$—	$31,080	$18,974	$198,756
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	DWS Capital Growth Fund Sub-Account	DWS Enhanced Emerging Markets Fixed Income Sub-Account	SSgA S&P 500 Index Fund Sub-Account	DWS Core Equity VIP Sub-Account	DWS Global Growth Fund Sub-Account
Investments:
Number of shares	280	1,191	10,798	1,599	4,505
Cost	$24,755	$11,194	$2,242,216	$17,249	$142,999
Maket Value	$30,655	$11,270	$2,565,766	$19,554	$205,774
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	16	1	21,752	—	33
Other assets	—	—	1	—	—
Total assets	30,671	11,271	2,587,519	19,554	205,807
Liabilities:
Due to Sponsor	32	12	21,772	8	47
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	4	3	—	4	10
Total liabilities	36	15	21,772	12	57
Net assets:
For contract liabilities	$30,635	$11,256	$2,565,747	$19,542	$205,750
Deferred contracts in the accumulation period:
Units owned by participants #	477	647	63,614	592	11,334
Minimum unit fair value #*	$64.226333	$17.086752	$34.079703	$32.995251	$17.168801
Maximum unit fair value #*	$64.226333	$17.495662	$41.341995	$32.995251	$19.036685
Contract liablility	$30,635	$11,256	$2,565,747	$19,542	$205,750
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Select Overseas Fund Sub-Account	MassMutual Select Total Return Bond Fund Sub-Account	MassMutual Blue Chip Growth Fund Sub-Account	Select T. Rowe Price/ Frontier MC Gr II Fund Sub-Account	Select Western Strategic Bond Fund Sub-Account
Investments:
Number of shares	32,014	29,540	1,521,188	58,204	468,170
Cost	$235,771	$302,994	$40,198,840	$1,457,025	$5,246,157
Maket Value	$289,726	$306,924	$45,574,691	$1,592,517	$5,169,368
Due from Sponsor Company	—	81	10,614	2,543	5,232
Receivable from fund shares sold	—	—	—	—	—
Other assets	—	2	7	—	2
Total assets	289,726	307,007	45,585,312	1,595,060	5,174,602
Liabilities:
Due to Sponsor	9	—	—	—	—
Payable for fund shares purchased	2	89	10,615	2,562	5,257
Other liabilities	7	2	—	8	2
Total liabilities	18	91	10,615	2,570	5,259
Net assets:
For contract liabilities	$289,708	$306,916	$45,574,697	$1,592,490	$5,169,343
Deferred contracts in the accumulation period:
Units owned by participants #	22,517	25,306	2,865,012	101,116	472,618
Minimum unit fair value #*	$12.276269	$11.580761	$15.907152	$15.209594	$10.950000
Maximum unit fair value #*	$12.902256	$12.171111	$28.690063	$22.732751	$12.211311
Contract liablility	$289,708	$306,916	$45,574,697	$1,592,490	$5,169,343
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	ClearBridge Appreciation Fund Sub-Account	ClearBridge Aggressive Growth Fund Sub-Account	ClearBridge All Cap Value Fund Sub-Account	ClearBridge Mid Cap Fund Sub-Account	ClearBridge Small Cap Growth Fund Sub-Account
Investments:
Number of shares	23,218	280	2,295	40,493	25,372
Cost	$527,544	$46,476	$34,201	$1,254,811	$806,304
Maket Value	$670,294	$49,320	$28,938	$1,501,492	$1,178,242
Due from Sponsor Company	—	—	—	251	—
Receivable from fund shares sold	5	—	4	—	29
Other assets	1	—	2	3	3
Total assets	670,300	49,320	28,944	1,501,746	1,178,274
Liabilities:
Due to Sponsor	34	31	16	—	97
Payable for fund shares purchased	—	17	—	295	—
Other liabilities	7	18	—	13	9
Total liabilities	41	66	16	308	106
Net assets:
For contract liabilities	$670,259	$49,254	$28,928	$1,501,438	$1,178,168
Deferred contracts in the accumulation period:
Units owned by participants #	23,272	1,831	1,553	28,049	28,165
Minimum unit fair value #*	$27.465491	$27.681800	$16.937118	$49.212739	$35.162799
Maximum unit fair value #*	$30.020945	$28.252724	$18.640890	$54.736930	$46.141570
Contract liablility	$670,259	$49,254	$28,928	$1,501,438	$1,178,168
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(37)  Formerly Thornburg Value Fund , Name changed to Thornburg Core Growth Fund, Effective December 21, 2020

(38)  Formerly Thornburg Core Growth Fund , Name changed to Thornburg Small/Mid Cap Growth Fund, Effective December 21, 2020

The accompanying notes are an integral part of these financial statements.

	Thornburg International Value Fund Sub-Account	Thornburg Core Growth Fund Sub-Account (37)	Thornburg Small/Mid Cap Growth Fund Sub-Account (38)	Timothy Plan Large/Mid Cap Value Fund Sub-Account
Investments:
Number of shares	125,587	6,853	19,864	9,350
Cost	$3,054,490	$387,226	$635,135	$164,077
Maket Value	$3,462,557	$595,742	$1,016,252	$181,756
Due from Sponsor Company	—	—	—	—
Receivable from fund shares sold	1,722	32	123	—
Other assets	—	—	1	—
Total assets	3,464,279	595,774	1,016,376	181,756
Liabilities:
Due to Sponsor	1,780	74	187	27
Payable for fund shares purchased	—	—	—	—
Other liabilities	19	25	13	10
Total liabilities	1,799	99	200	37
Net assets:
For contract liabilities	$3,462,480	$595,675	$1,016,176	$181,719
Deferred contracts in the accumulation period:
Units owned by participants #	163,529	21,982	27,049	6,048
Minimum unit fair value #*	$17.065419	$23.669130	$29.180184	$29.300874
Maximum unit fair value #*	$19.657314	$26.416061	$33.907560	$32.834338
Contract liablility	$3,462,480	$595,675	$1,016,176	$181,719
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—
Minimum unit fair value #*	—	—	—	—
Maximum unit fair value #*	—	—	—	—
Contract liablility	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	T. Rowe Price Growth Stock Fund, Inc. Sub-Account	T. Rowe Price Equity Income Fund Sub-Account	T. Rowe Price Retirement 2010 Fund Sub-Account	T. Rowe Price Retirement 2020 Fund Sub-Account	T. Rowe Price Retirement 2030 Fund Sub-Account
Investments:
Number of shares	83,657	46,918	43,166	532,376	648,465
Cost	$4,983,583	$1,404,438	$753,750	$10,999,059	$15,331,416
Maket Value	$7,577,686	$1,460,566	$781,734	$11,866,662	$18,072,719
Due from Sponsor Company	—	—	102	2,800	—
Receivable from fund shares sold	5,364	124	—	—	33,470
Other assets	2	—	—	2	—
Total assets	7,583,052	1,460,690	781,836	11,869,464	18,106,189
Liabilities:
Due to Sponsor	5,381	172	—	—	33,481
Payable for fund shares purchased	—	—	145	2,815	—
Other liabilities	3	3	12	3	6
Total liabilities	5,384	175	157	2,818	33,487
Net assets:
For contract liabilities	$7,577,668	$1,460,515	$781,679	$11,866,646	$18,072,702
Deferred contracts in the accumulation period:
Units owned by participants #	193,455	80,684	43,739	575,564	797,121
Minimum unit fair value #*	$37.472994	$17.152075	$17.119242	$19.163656	$21.149503
Maximum unit fair value #*	$90.580000	$21.781163	$20.056394	$22.451281	$24.777948
Contract liablility	$7,577,668	$1,460,515	$781,679	$11,866,646	$18,072,702
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	T. Rowe Price Retirement 2040 Fund Sub-Account	T. Rowe Price Retirement 2050 Fund Sub-Account	T. Rowe Price Retirement Balanced Fund Sub-Account	UBS Global Allocation Fund Sub-Account	UBS US Allocation Fund Sub-Account
Investments:
Number of shares	332,837	342,492	62,188	1,160	—
Cost	$8,250,242	$4,868,239	$936,952	$14,014	$16
Maket Value	$9,938,518	$5,955,933	$981,333	$16,152	$18
Due from Sponsor Company	1,652	—	—	—	—
Receivable from fund shares sold	—	22,079	135	3	—
Other assets	1	—	44	3	—
Total assets	9,940,171	5,978,012	981,512	16,158	18
Liabilities:
Due to Sponsor	—	22,097	169	13	15
Payable for fund shares purchased	1,658	—	—	—	—
Other liabilities	1	5	—	3	2
Total liabilities	1,659	22,102	169	16	17
Net assets:
For contract liabilities	$9,938,512	$5,955,910	$981,343	$16,142	$1
Deferred contracts in the accumulation period:
Units owned by participants #	412,331	245,458	56,672	996	—
Minimum unit fair value #*	$22.610867	$22.831716	$16.267819	$15.727271	$24.276331
Maximum unit fair value #*	$26.490065	$26.748721	$19.058912	$16.844000	$24.276331
Contract liablility	$9,938,512	$5,955,910	$981,343	$16,142	$1
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Vanguard Small-Cap Index Fund Sub-Account	Vanguard Mid-Cap Index Fund Sub-Account	Vanguard Total Bond Market Index Fund Sub-Account	Victory Diversified Stock Fund Sub-Account	Victory Special Value Fund Sub-Account
Investments:
Number of shares	43,298	10,073	101,717	26,176	38,042
Cost	$2,395,776	$1,557,723	$1,107,570	$470,824	$811,187
Maket Value	$4,036,208	$2,582,602	$1,181,953	$507,287	$1,099,044
Due from Sponsor Company	23	—	—	—	—
Receivable from fund shares sold	—	22	17	6,175	898
Other assets	—	—	376	1	4
Total assets	4,036,231	2,582,624	1,182,346	513,463	1,099,946
Liabilities:
Due to Sponsor	—	22	17	6,199	927
Payable for fund shares purchased	23	—	—	—	—
Other liabilities	1	—	—	2	—
Total liabilities	24	22	17	6,201	927
Net assets:
For contract liabilities	$4,036,207	$2,582,602	$1,182,329	$507,262	$1,099,019
Deferred contracts in the accumulation period:
Units owned by participants #	216,061	134,779	92,580	17,408	48,531
Minimum unit fair value #*	$18.680885	$19.161797	$12.768854	$19.380000	$23.095144
Maximum unit fair value #*	$18.680885	$19.161797	$12.768854	$29.006511	$27.756726
Contract liablility	$4,036,207	$2,582,602	$1,182,329	$507,262	$1,099,019
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Victory Sycamore Small Company Opportunity Fund Sub-Account	Victory Sycamore Established Value Fund Sub-Account	Invesco Comstock Fund Sub-Account	Invesco Equity and Income Fund Sub-Account	Invesco Growth and Income Fund Sub-Account
Investments:
Number of shares	71,930	223,412	193,036	1,270,238	87,373
Cost	$2,874,233	$8,194,057	$4,298,023	$12,669,638	$2,044,140
Maket Value	$3,366,323	$9,135,316	$4,681,130	$13,921,805	$2,015,702
Due from Sponsor Company	725	7,330	—	—	2,632
Receivable from fund shares sold	—	—	563	598	—
Other assets	—	—	3	—	—
Total assets	3,367,048	9,142,646	4,681,696	13,922,403	2,018,334
Liabilities:
Due to Sponsor	—	—	614	622	—
Payable for fund shares purchased	745	7,361	—	—	2,644
Other liabilities	3	5	—	1	2
Total liabilities	748	7,366	614	623	2,646
Net assets:
For contract liabilities	$3,366,300	$9,135,280	$4,681,082	$13,921,780	$2,015,688
Deferred contracts in the accumulation period:
Units owned by participants #	111,831	150,297	182,331	545,140	97,345
Minimum unit fair value #*	$27.508365	$52.852872	$25.656078	$10.960000	$20.259236
Maximum unit fair value #*	$46.800000	$61.268642	$32.585727	$29.272450	$22.461182
Contract liablility	$3,366,300	$9,135,280	$4,681,082	$13,921,780	$2,015,688
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Invesco Quality Income Fund Sub-Account	Invesco Small Cap Value Fund Sub-Account	Invesco American Value Fund Sub-Account	Invesco Value Opportunities Fund Sub-Account	Invesco Diversified Dividend Fund Sub-Account
Investments:
Number of shares	163	44,927	15,024	38,689	25,878
Cost	$1,947	$709,489	$412,223	$435,032	$475,791
Maket Value	$1,947	$711,192	$524,046	$530,816	$516,521
Due from Sponsor Company	—	346	63	—	—
Receivable from fund shares sold	2	—	—	49	29
Other assets	5	3	2	—	—
Total assets	1,954	711,541	524,111	530,865	516,550
Liabilities:
Due to Sponsor	15	—	—	69	45
Payable for fund shares purchased	—	401	98	—	—
Other liabilities	—	24	7	4	7
Total liabilities	15	425	105	73	52
Net assets:
For contract liabilities	$1,939	$711,116	$524,006	$530,792	$516,498
Deferred contracts in the accumulation period:
Units owned by participants #	134	14,074	11,945	26,363	27,668
Minimum unit fair value #*	$13.822758	$48.786495	$42.299439	$18.488958	$15.375967
Maximum unit fair value #*	$14.819173	$56.555459	$47.047819	$20.178390	$20.927973
Contract liablility	$1,939	$711,116	$524,006	$530,792	$516,498
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Invesco American Franchise Fund Sub-Account	Invesco Global Core Equity Fund Sub-Account	Vanguard 500 Index Fund Sub-Account	Wells Fargo International Equity Fund Sub-Account	Wells Fargo Core Bond Fund Sub-Account
Investments:
Number of shares	33,481	4,328	20,871	4,286	6,193
Cost	$669,387	$61,424	$4,750,464	$51,143	$83,522
Maket Value	$959,571	$63,238	$7,233,188	$53,533	$85,592
Due from Sponsor Company	—	51	139	—	—
Receivable from fund shares sold	85	—	—	—	29
Other assets	1	—	—	1	16
Total assets	959,657	63,289	7,233,327	53,534	85,637
Liabilities:
Due to Sponsor	111	—	—	25	47
Payable for fund shares purchased	—	76	139	—	—
Other liabilities	10	12	3	5	—
Total liabilities	121	88	142	30	47
Net assets:
For contract liabilities	$959,536	$63,201	$7,233,185	$53,504	$85,590
Deferred contracts in the accumulation period:
Units owned by participants #	26,103	3,907	340,293	4,788	6,322
Minimum unit fair value #*	$34.382028	$16.042577	$21.255775	$11.226184	$13.014865
Maximum unit fair value #*	$38.258624	$17.255318	$21.255775	$13.395079	$14.081902
Contract liablility	$959,536	$63,201	$7,233,185	$53,504	$85,590
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Columbia Seligman Communications and Information Fund Sub-Account	Columbia Seligman Global Technology Fund Sub-Account	Columbia Select Small Cap Value Fund Sub-Account	TIAA-CREF Large Cap Value Index Fund Sub-Account	TIAA-CREF Large Cap Growth Fund Sub-Account
Investments:
Number of shares	8,082	12,331	20	169,837	84,954
Cost	$599,640	$447,743	$400	$3,057,308	$2,384,512
Maket Value	$843,234	$726,437	$425	$3,532,619	$4,224,763
Due from Sponsor Company	110	—	—	—	—
Receivable from fund shares sold	—	47	—	34	34
Other assets	1	1	—	—	—
Total assets	843,345	726,485	425	3,532,653	4,224,797
Liabilities:
Due to Sponsor	—	65	8	42	58
Payable for fund shares purchased	162	—	—	—	—
Other liabilities	15	11	4	1	6
Total liabilities	177	76	12	43	64
Net assets:
For contract liabilities	$843,168	$726,409	$413	$3,532,610	$4,224,733
Deferred contracts in the accumulation period:
Units owned by participants #	11,974	11,654	29	140,736	95,604
Minimum unit fair value #*	$68.145521	$57.641295	$14.233443	$22.699462	$40.241114
Maximum unit fair value #*	$74.911089	$65.169351	$14.233443	$25.391315	$45.012008
Contract liablility	$843,168	$726,409	$413	$3,532,610	$4,224,733
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Equity Index Fund Sub-Account	MassMutual Select Equity Opportunities Fund Sub-Account	MM MSCI EAFE® International Index Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2020 Fund Sub-Account
Investments:
Number of shares	38,484	172,464	104,448	39,900	52,394
Cost	$432,201	$3,292,287	$1,760,443	$485,800	$614,976
Maket Value	$446,416	$4,870,388	$1,893,649	$529,467	$654,396
Due from Sponsor Company	—	—	1,946	77	324
Receivable from fund shares sold	—	50	—	—	—
Other assets	3	—	—	4	—
Total assets	446,419	4,870,438	1,895,595	529,548	654,720
Liabilities:
Due to Sponsor	12	77	—	—	—
Payable for fund shares purchased	18	—	1,946	119	346
Other liabilities	2	4	—	—	11
Total liabilities	32	81	1,946	119	357
Net assets:
For contract liabilities	$446,387	$4,870,357	$1,893,649	$529,429	$654,363
Deferred contracts in the accumulation period:
Units owned by participants #	36,438	146,256	147,095	43,091	47,041
Minimum unit fair value #*	$11.662246	$30.398243	$12.873678	$11.718502	$13.466769
Maximum unit fair value #*	$12.473515	$34.002629	$12.873678	$12.731199	$14.304589
Contract liablility	$446,387	$4,870,357	$1,893,649	$529,429	$654,363
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	MassMutual RetireSMARTSM by JPMorgan 2025 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2030 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2035 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2040 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2045 Fund Sub-Account
Investments:
Number of shares	144,811	162,166	116,116	191,048	99,442
Cost	$1,702,802	$1,929,882	$1,445,208	$2,128,913	$1,161,437
Maket Value	$1,802,899	$2,044,917	$1,512,996	$2,432,046	$1,293,742
Due from Sponsor Company	5,000	1,403	1,726	2,154	1,549
Receivable from fund shares sold	—	—	—	—	—
Other assets	2	3	—	—	1
Total assets	1,807,901	2,046,323	1,514,722	2,434,200	1,295,292
Liabilities:
Due to Sponsor	—	—	—	—	—
Payable for fund shares purchased	5,034	1,433	1,750	2,176	1,576
Other liabilities	11	9	15	8	15
Total liabilities	5,045	1,442	1,765	2,184	1,591
Net assets:
For contract liabilities	$1,802,856	$2,044,881	$1,512,957	$2,432,016	$1,293,701
Deferred contracts in the accumulation period:
Units owned by participants #	122,355	135,358	98,061	155,558	82,274
Minimum unit fair value #*	$14.181772	$14.562713	$14.842601	$14.989575	$15.158341
Maximum unit fair value #*	$15.421855	$15.468723	$16.140500	$15.922199	$16.483900
Contract liablility	$1,802,856	$2,044,881	$1,512,957	$2,432,016	$1,293,701
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	MassMutual RetireSMARTSM by JPMorgan 2050 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2055 Fund Sub-Account	American Century Heritage Fund Sub-Account	ClearBridge Small Cap Value Fund Sub-Account
Investments:
Number of shares	78,816	40,695	35,965	64,203	605
Cost	$639,115	$450,947	$348,112	$1,319,677	$8,925
Maket Value	$732,197	$491,185	$395,973	$1,448,428	$9,531
Due from Sponsor Company	1,584	359	1,594	—	—
Receivable from fund shares sold	—	—	—	82	1
Other assets	2	—	4	6	—
Total assets	733,783	491,544	397,571	1,448,516	9,532
Liabilities:
Due to Sponsor	—	—	—	114	17
Payable for fund shares purchased	1,617	380	1,613	—	—
Other liabilities	11	12	11	7	5
Total liabilities	1,628	392	1,624	121	22
Net assets:
For contract liabilities	$732,155	$491,152	$395,947	$1,448,395	$9,510
Deferred contracts in the accumulation period:
Units owned by participants #	46,333	36,451	24,914	59,225	533
Minimum unit fair value #*	$15.343965	$12.559035	$15.398183	$22.560000	$15.068522
Maximum unit fair value #*	$16.298687	$13.657230	$16.356277	$23.413581	$18.086754
Contract liablility	$732,155	$491,152	$395,947	$1,448,395	$9,510
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	North Square Oak Ridge Small Cap Growth Fund Sub-Account	Invesco Intermediate Bond Factor Fund Sub-Account (39)	MassMutual Premier Strategic Emerging Markets Fund Sub-Account	MassMutual Premier Small Cap Opportunities Fund Sub-Account	MassMutual Select Small Cap Growth Equity Fund Sub-Account
Investments:
Number of shares	18,906	1,146	702	51,545	241,435
Cost	$322,892	$12,564	$9,432	$727,518	$2,658,086
Maket Value	$279,698	$12,812	$10,785	$829,509	$3,298,004
Due from Sponsor Company	196	—	23	519	348
Receivable from fund shares sold	—	10	—	—	—
Other assets	1	3	1	—	—
Total assets	279,895	12,825	10,809	830,028	3,298,352
Liabilities:
Due to Sponsor	—	14	—	—	—
Payable for fund shares purchased	231	—	24	535	348
Other liabilities	9	—	2	5	—
Total liabilities	240	14	26	540	348
Net assets:
For contract liabilities	$279,655	$12,811	$10,783	$829,488	$3,298,004
Deferred contracts in the accumulation period:
Units owned by participants #	15,742	1,081	628	49,148	125,798
Minimum unit fair value #*	$17.359892	$11.845526	$17.176035	$15.700000	$13.660000
Maximum unit fair value #*	$18.018466	$11.845526	$17.176035	$17.778614	$13.660000
Contract liablility	$279,655	$12,811	$10,783	$829,488	$3,298,004
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(39)  Formerly Invesco Oppenheimer Intermediate Income Fund , Name changed to Invesco Intermediate Bond Factor Fund , Effective September 30, 2020

(42)  JPMorgan Mid Cap Growth Fund, Newly funded on June 19, 2020
The accompanying notes are an integral part of these financial statements.

	Fidelity VIP Freedom 2035 Portfolio Sub-Account	Fidelity VIP Freedom 2040 Portfolio Sub-Account	Fidelity VIP Freedom 2050 Portfolio Sub-Account	Ivy Small Cap Growth Fund Sub-Account	JPMorgan Mid Cap Growth Fund Sub-Account (42)
Investments:
Number of shares	2,125	—	24	26,169	44,098
Cost	$41,014	$7	$397	$583,309	$1,931,252
Maket Value	$57,603	$9	$566	$738,493	$2,234,868
Due from Sponsor Company	—	—	—	664	—
Receivable from fund shares sold	13	—	—	—	17
Other assets	—	—	—	1	1
Total assets	57,616	9	566	739,158	2,234,886
Liabilities:
Due to Sponsor	22	8	3	—	17
Payable for fund shares purchased	—	—	—	683	—
Other liabilities	2	1	5	9	1
Total liabilities	24	9	8	692	18
Net assets:
For contract liabilities	$57,592	—	$558	$738,466	$2,234,868
Deferred contracts in the accumulation period:
Units owned by participants #	3,417	—	33	30,256	123,818
Minimum unit fair value #*	$16.854791	—	$17.062554	$23.096208	$18.049594
Maximum unit fair value #*	$16.854791	—	$17.062554	$24.521725	$18.049594
Contract liablility	$57,592	—	$558	$738,466	$2,234,868
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Invesco Discovery Mid Cap Growth Fund Sub-Account (43)	T. Rowe Price Retirement 2060 Fund Sub-Account	MSIF Global Opportunity Portfolio Sub-Account	JPMorgan U.S. Government Money Market Fund Sub-Account	American Century U.S. Government Money Market Fund Sub-Account
Investments:
Number of shares	60,701	3,828	4,745	899,319	1,094,595
Cost	$1,318,179	$47,264	$110,428	$899,319	$1,094,595
Maket Value	$1,847,731	$55,550	$204,224	$899,319	$1,094,595
Due from Sponsor Company	601	—	701	—	—
Receivable from fund shares sold	—	72	—	63	586
Other assets	1	—	1	—	3
Total assets	1,848,333	55,622	204,926	899,382	1,095,184
Liabilities:
Due to Sponsor	—	83	—	100	624
Payable for fund shares purchased	624	—	724	—	—
Other liabilities	8	10	8	—	—
Total liabilities	632	93	732	100	624
Net assets:
For contract liabilities	$1,847,701	$55,529	$204,194	$899,282	$1,094,560
Deferred contracts in the accumulation period:
Units owned by participants #	105,914	3,220	6,910	92,024	108,409
Minimum unit fair value #*	$17.389235	$16.882575	$28.957767	$9.724342	$9.733699
Maximum unit fair value #*	$17.489337	$17.500274	$30.107689	$10.324728	$10.334636
Contract liablility	$1,847,701	$55,529	$204,194	$899,282	$1,094,560
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(40)  Formerly Columbia Large Cap Growth III Name changed to Columbia Large Cap Growth Opportunity Fund , Effective January 10, 2020

(43)  Invesco Discovery Mid Cap Growth Fund, Newly funded on April 17, 2020

(44)  MassMutual RetireSMARTSM by JPMorgan 2060 Fund, Newly funded January 2, 2020

The accompanying notes are an integral part of these financial statements.

	Invesco Balanced-Risk Commodity Strategy Fund Sub-Account	Putnam Growth Opportunities Fund Sub-Account	John Hancock New Opportunities Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2060 Fund Sub-Account (44)	Columbia Large Cap Growth Opportunity Fund Sub-Account (40)
Investments:
Number of shares	1,436	77	19,973	2,608	45,704
Cost	$9,180	$2,469	$460,881	$26,228	$794,439
Maket Value	$9,782	$4,003	$588,813	$28,114	$1,045,244
Due from Sponsor Company	—	—	—	112	163
Receivable from fund shares sold	2	5	57	—	—
Other assets	—	2	—	1	2
Total assets	9,784	4,010	588,870	28,227	1,045,409
Liabilities:
Due to Sponsor	7	10	94	—	—
Payable for fund shares purchased	—	—	—	113	220
Other liabilities	3	4	4	1	15
Total liabilities	10	14	98	114	235
Net assets:
For contract liabilities	$9,774	$3,996	$588,772	$28,113	$1,045,174
Deferred contracts in the accumulation period:
Units owned by participants #	909	156	32,830	1,912	46,314
Minimum unit fair value #*	$10.620862	$25.628489	$17.443717	$14.431524	$22.320891
Maximum unit fair value #*	$10.878486	$25.628489	$18.212435	$14.713780	$23.176296
Contract liablility	$9,774	$3,996	$588,772	$28,113	$1,045,174
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Victory RS Value Fund Sub-Account	Pioneer Global Equity Fund Sub-Account	BlackRock Advantage Small Cap Growth Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2030 Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2035 Fund Sub-Account
Investments:
Number of shares	70,061	75,008	62,342	93	3,085
Cost	$1,936,440	$1,138,828	$889,449	$1,598	$46,095
Maket Value	$1,659,043	$1,332,137	$1,044,235	$1,684	$56,543
Due from Sponsor Company	69	339	—	—	—
Receivable from fund shares sold	—	—	15,954	3	6
Other assets	—	—	—	—	—
Total assets	1,659,112	1,332,476	1,060,189	1,687	56,549
Liabilities:
Due to Sponsor	—	—	16,002	7	20
Payable for fund shares purchased	69	374	—	—	—
Other liabilities	—	3	15	1	4
Total liabilities	69	377	16,017	8	24
Net assets:
For contract liabilities	$1,659,043	$1,332,099	$1,044,172	$1,679	$56,525
Deferred contracts in the accumulation period:
Units owned by participants #	118,451	107,860	63,694	133	4,514
Minimum unit fair value #*	$14.006151	$12.132520	$16.134293	$12.609156	$12.461579
Maximum unit fair value #*	$14.006151	$12.628140	$16.551278	$12.609156	$12.726034
Contract liablility	$1,659,043	$1,332,099	$1,044,172	$1,679	$56,525
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	MassMutual Select T.Rowe Price Retire 2040 Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2050 Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2055 Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2060 Fund Sub-Account	BlackRock S&P 500 Index V.I. Fund Sub-Account
Investments:
Number of shares	31	91	1	342	488,839
Cost	$509	$1,598	$8	$5,743	$11,284,827
Maket Value	$582	$1,714	$10	$6,390	$13,296,048
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	3	—	—	15,369
Other assets	1	—	1	—	2
Total assets	583	1,717	11	6,390	13,311,419
Liabilities:
Due to Sponsor	10	15	9	14	15,395
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	3	4	2	3	9
Total liabilities	13	19	11	17	15,404
Net assets:
For contract liabilities	$570	$1,698	—	$6,373	$13,296,015
Deferred contracts in the accumulation period:
Units owned by participants #	45	132	—	499	929,105
Minimum unit fair value #*	$12.641963	$12.909893	$12.638734	$12.780240	$14.055519
Maximum unit fair value #*	$12.641963	$12.909893	$12.638734	$12.780240	$14.552603
Contract liablility	$570	$1,698	—	$6,373	$13,296,015
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	3,341
Minimum unit fair value #*	—	—	—	—	$213.615214
Maximum unit fair value #*	—	—	—	—	$213.615214
Contract liablility	—	—	—	—	$713,692

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2020

	Hartford International Equity Fund Sub-Account	BNY Mellon Insight Core Plus Fund Sub-Account	Keeley Small Cap Dividend Value Fund Sub-Account	Hartford Global Impact Fund Sub-Account	Invesco Dividend Income Fund Sub-Account (45)
Investments:
Number of shares	39,688	89,680	39,608	2,150	333
Cost	$395,099	$904,995	$628,838	$24,739	$6,745
Maket Value	$475,857	$1,002,624	$669,770	$33,094	$7,654
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	9	30	1,289	—	2
Other assets		—	1	—	—
Total assets	475,866	1,002,655	671,059	33,094	7,656
Liabilities:
Due to Sponsor	31	61	1,317	18	16
Payable for fund shares purchased	—	—	—	7	—
Other liabilities	6	—	10	6	2
Total liabilities	37	61	1,327	31	18
Net assets:
For contract liabilities	$475,829	$1,002,594	$669,732	$33,063	$7,638
Deferred contracts in the accumulation period:
Units owned by participants #	42,133	82,954	59,520	2,415	577
Minimum unit fair value #*	$11.183021	$11.861910	$10.698596	$13.683894	$13.198733
Maximum unit fair value #*	$11.376132	$12.107972	$10.916254	$13.808382	$13.259543
Contract liablility	$475,829	$1,002,594	$669,732	$33,063	$7,638
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(8)  Columbia Select International Equity Fund merged with Columbia Acorn International Select Fund, Effective August 7, 2020

(45)  Invesco Dividend Income Fund, Newly funded on April 17, 2020

(46)  AB Sustainable Global Thematic Fund, Newly funded on July 16 , 2020

(47)  AllianzGI Global Water Fund, Newly funded on July 17 , 2020

(48)  MassMutual Premier Global Fund, Newly funded September 2 , 2020

(49)  Columbia Acorn International Select Fund, Newly funded August 7 , 2020

The accompanying notes are an integral part of these financial statements.

	AB Sustainable Global Thematic Fund Sub-Account (46)	AllianzGI Global Water Fund Sub-Account (47)	MassMutual Premier Global Fund Sub-Account (48)	Columbia Acorn International Select Fund Sub-Account (8)(49)	MM Russell 2000® Small Cap Index Fund Sub-Account
Investments:
Number of shares	11,954	53,472	7,098	161	13,503
Cost	$1,916,151	$931,455	$113,096	$4,701	$166,405
Maket Value	$2,042,936	$1,025,596	$119,248	$5,432	$192,280
Due from Sponsor Company	2,402	1,324	148	—	—
Receivable from fund shares sold	—	—	—	1	—
Other assets	1	1	1	—	4
Total assets	2,045,339	1,026,921	119,397	5,433	192,284
Liabilities:
Due to Sponsor	—	—	—	10	7
Payable for fund shares purchased	2,402	1,324	148	—	14
Other liabilities	—	—	—	2	—
Total liabilities	2,402	1,324	148	12	21
Net assets:
For contract liabilities	$2,042,937	$1,025,597	$119,249	$5,421	$192,263
Deferred contracts in the accumulation period:
Units owned by participants #	130,734	75,953	7,717	430	10,752
Minimum unit fair value #*	$15.626643	$13.503008	$15.453418	$12.582642	$17.551053
Maximum unit fair value #*	$15.626643	$13.503008	$15.453418	$12.623265	$18.630131
Contract liablility	$2,042,937	$1,025,597	$119,249	$5,421	$192,263
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liablility	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (concluded)
For the Year Ended December 31, 2020

	MM S&P 500® Index Fund Sub-Account	MM S&P Mid Cap Index Fund Sub-Account	Russell Balanced Strategy Fund Sub-Account	Russell Conservative Strategy Fund Sub-Account
Investments:
Number of shares	171,798	139,705	23,119	1,409
Cost	$2,964,055	$1,835,584	$254,362	$14,244
Maket Value	$3,080,337	$2,060,648	$261,011	$14,159
Due from Sponsor Company	6,812	1,147	—	—
Receivable from fund shares sold	—	—	88	12
Other assets	—	2	—	—
Total assets	3,087,149	2,061,797	261,099	14,171
Liabilities:
Due to Sponsor	—	—	126	24
Payable for fund shares purchased	6,832	1,192	—	—
Other liabilities	9	2	7	3
Total liabilities	6,841	1,194	133	27
Net assets:
For contract liabilities	$3,080,308	$2,060,603	$260,966	$14,144
Deferred contracts in the accumulation period:
Units owned by participants #	145,428	118,699	22,783	1,206
Minimum unit fair value #*	$20.286531	$16.788330	$10.955089	$11.560923
Maximum unit fair value #*	$21.320556	$18.238833	$12.331256	$12.229739
Contract liablility	$3,080,308	$2,060,603	$260,966	$14,144
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—
Minimum unit fair value #*	—	—	—	—
Maximum unit fair value #*	—	—	—	—
Contract liablility	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Russell Equity Growth Strategy Fund Sub-Account	Russell Growth Strategy Fund Sub-Account	Russell Moderate Strategy Fund Sub-Account
Investments:
Number of shares	1	46,586	42,004
Cost	$19	$568,465	$433,574
Maket Value	$19	$582,797	$435,577
Due from Sponsor Company	—	—	—
Receivable from fund shares sold	—	148	68
Other assets	1	—	—
Total assets	20	582,945	435,645
Liabilities:
Due to Sponsor	—	156	77
Payable for fund shares purchased	—	—	—
Other liabilities	1	2	2
Total liabilities	1	158	79
Net assets:
For contract liabilities	$19	$582,787	$435,566
Deferred contracts in the accumulation period:
Units owned by participants #	1	50,656	40,538
Minimum unit fair value #*	$13.107574	$11.283578	$10.739664
Maximum unit fair value #*	$13.107574	$12.944273	$11.763023
Contract liablility	$19	$582,787	$435,566
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—
Minimum unit fair value #*	—	—	—
Maximum unit fair value #*	—	—	—
Contract liablility	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations
For the Year Ended December 31, 2020

	American Century Equity Income Fund Sub-Account	American Century Growth Fund Sub-Account	American Century Ultra® Fund Sub-Account	American Century VP Balanced Fund Sub-Account	American Century VP International Fund Sub-Account
Dividends	$564,420	$33,164	$—	$6,218	$53
Expenses:
Mortality and expense risk charges	(34,853)	(10,787)	(2,717)	(2,749)	(22)
Total Expenses	(34,853)	(10,787)	(2,717)	(2,749)	(22)
Net Investment income (loss)	529,567	22,377	(2,717)	3,469	31
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,542,528)	5,797,283	23,159	4,999	(1,340)
Net realized gain on distributions	—	608,238	17,126	5,474	160
Net unrealized appreciation (depreciation) of Investments during the year	1,877,058	(3,959,744)	139,716	51,769	(546)
Net gain (loss) on investments	(665,470)	2,445,777	180,001	62,242	(1,726)
Net increase (decrease) in net assets resulting from operations	$(135,903)	$2,468,154	$177,284	$65,711	$(1,695)

(9)  Formerly American Century Large Company Value Fund, Name changed to American Century Focused Large Cap Value, Effective 12/10/2020

The accompanying notes are an integral part of these financial statements.

	American Century Small Cap Value Fund Sub-Account	American Century Focused Large Cap Value Sub-Account (9)	American Century Inflation-Adjusted Bond Fund Sub-Account	American Century Equity Growth Fund Sub-Account	American Century VP Income & Growth Fund Sub-Account
Dividends	$12,027	$627	$1,397	$725	$3,710
Expenses:
Mortality and expense risk charges	(3,636)	(295)	(1,155)	(886)	(1,313)
Total Expenses	(3,636)	(295)	(1,155)	(886)	(1,313)
Net Investment income (loss)	8,391	332	242	(161)	2,397
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(70,967)	(191)	48	90	296
Net realized gain on distributions	—	248	—	10,377	9,247
Net unrealized appreciation (depreciation) of Investments during the year	356,626	(178)	12,553	1,674	9,983
Net gain (loss) on investments	285,659	(121)	12,601	12,141	19,526
Net increase (decrease) in net assets resulting from operations	$294,050	$211	$12,843	$11,980	$21,923

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	American Century VP Ultra Fund Sub-Account	American Century VP Value Fund Sub-Account	American Century Mid Cap Value Fund Sub-Account	Invesco V.I. Small Cap Equity Fund Sub-Account	Invesco V.I. Diversified Dividend Fund Sub-Account
Dividends	$—	$10,652	$8,211	$361	$916
Expenses:
Mortality and expense risk charges	(8,512)	(3,856)	(2,647)	(686)	(205)
Total Expenses	(8,512)	(3,856)	(2,647)	(686)	(205)
Net Investment income (loss)	(8,512)	6,796	5,564	(325)	711
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	144,178	60,869	(11,785)	178	1,758
Net realized gain on distributions	107,636	19,097	3,175	9,000	762
Net unrealized appreciation (depreciation) of Investments during the year	252,188	(170,520)	(10,110)	17,916	(3,225)
Net gain (loss) on investments	504,002	(90,554)	(18,720)	27,094	(705)
Net increase (decrease) in net assets resulting from operations	$495,490	$(83,758)	$(13,156)	$26,769	$6

(7)  Invesco Small Cap Discovery Fund merged with Invesco Small Cap Growth Fund, Effective 5/15/2020

The accompanying notes are an integral part of these financial statements.

	Invesco European Growth Fund Sub-Account	Invesco International Growth Fund Sub-Account	Invesco Mid Cap Core Equity Fund Sub-Account	Invesco Small Cap Growth Fund Sub-Account (7)	Invesco Real Estate Fund Sub-Account
Dividends	$4,241	$2,784	$410	$—	$64,116
Expenses:
Mortality and expense risk charges	(1,368)	(3,157)	(438)	(21,997)	(22,072)
Total Expenses	(1,368)	(3,157)	(438)	(21,997)	(22,072)
Net Investment income (loss)	2,873	(373)	(28)	(21,997)	42,044
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,725)	(3,429)	(80,538)	99,738	(219,240)
Net realized gain on distributions	—	35,702	4,756	573,658	204,042
Net unrealized appreciation (depreciation) of Investments during the year	(4,842)	7,185	38,710	1,332,792	(477,650)
Net gain (loss) on investments	(6,567)	39,458	(37,072)	2,006,188	(492,848)
Net increase (decrease) in net assets resulting from operations	$(3,694)	$39,085	$(37,100)	$1,984,191	$(450,804)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Invesco Small Cap Equity Fund Sub-Account	Invesco Emerging Markets All Cap Fund Sub-Account	American Century Diversified Bond Fund Sub-Account	Domini Impact Equity Fund Sub-Account	AB Global Bond Fund Sub-Account
Dividends	$—	$25,803	$2,483	$7,314	$2,094
Expenses:
Mortality and expense risk charges	(2,256)	(3,421)	(2,175)	(745)	(1,372)
Total Expenses	(2,256)	(3,421)	(2,175)	(745)	(1,372)
Net Investment income (loss)	(2,256)	22,382	308	6,569	722
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(59,200)	110,909	5,956	255,507	24
Net realized gain on distributions	21,991	113,490	4,255	1,458	894
Net unrealized appreciation (depreciation) of Investments during the year	99,520	173,808	2,418	(138,517)	2,580
Net gain (loss) on investments	62,311	398,207	12,629	118,448	3,498
Net increase (decrease) in net assets resulting from operations	$60,055	$420,589	$12,937	$125,017	$4,220

The accompanying notes are an integral part of these financial statements.

	AB Global Risk Allocation Fund Sub-Account	AB Relative Value Fund Sub-Account	AB Sustainable International Thematic Fund Sub-Account	AB International Value Fund Sub-Account	AB Growth Fund Sub-Account
Dividends	$5,430	$950	$—	$4,796	$—
Expenses:
Mortality and expense risk charges	(1,496)	(543)	(3,943)	(4,929)	(291)
Total Expenses	(1,496)	(543)	(3,943)	(4,929)	(291)
Net Investment income (loss)	3,934	407	(3,943)	(133)	(291)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,186)	(46)	20,855	(16,100)	559
Net realized gain on distributions	—	—	10,466	—	3,037
Net unrealized appreciation (depreciation) of Investments during the year	10,382	1,400	116,528	22,700	10,971
Net gain (loss) on investments	9,196	1,354	147,849	6,600	14,567
Net increase (decrease) in net assets resulting from operations	$13,130	$1,761	$143,906	$6,467	$14,276

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	AB Discovery Growth Fund Sub-Account	AB Discovery Value Fund Sub-Account	AB Value Fund Sub-Account	AB High Income Fund Sub-Account	American Funds AMCAP Fund® Sub-Account
Dividends	$—	$3,477	$137	$29,995	$—
Expenses:
Mortality and expense risk charges	(2,045)	(4,780)	(119)	(3,629)	(28,064)
Total Expenses	(2,045)	(4,780)	(119)	(3,629)	(28,064)
Net Investment income (loss)	(2,045)	(1,303)	18	26,366	(28,064)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	12,873	(24,154)	(220)	(12,560)	79,266
Net realized gain on distributions	42,251	—	—	—	148,592
Net unrealized appreciation (depreciation) of Investments during the year	61,617	43,171	292	4,616	462,973
Net gain (loss) on investments	116,741	19,017	72	(7,944)	690,831
Net increase (decrease) in net assets resulting from operations	$114,696	$17,714	$90	$18,422	$662,767

The accompanying notes are an integral part of these financial statements.

	American Funds American Balanced Fund® Sub-Account	American Funds Capital Income Builder® Sub-Account	American Funds EuroPacific Growth Fund Sub-Account	American Funds Fundamental Investors Fund(SM) Sub-Account	American Funds New Perspective Fund® Sub-Account
Dividends	$167,968	$467,921	$—	$221,007	$—
Expenses:
Mortality and expense risk charges	(76,330)	(113,540)	(95,736)	(111,881)	(70,960)
Total Expenses	(76,330)	(113,540)	(95,736)	(111,881)	(70,960)
Net Investment income (loss)	91,638	354,381	(95,736)	109,126	(70,960)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	290,686	140,214	1,592,968	306,686	327,539
Net realized gain on distributions	552,176	—	—	211,892	511,415
Net unrealized appreciation (depreciation) of Investments during the year	1,052,235	(218,920)	2,598,292	1,594,486	2,332,612
Net gain (loss) on investments	1,895,097	(78,706)	4,191,260	2,113,064	3,171,566
Net increase (decrease) in net assets resulting from operations	$1,986,735	$275,675	$4,095,524	$2,222,190	$3,100,606

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	American Funds The Bond Fund of America® Sub-Account	American Funds The Growth Fund of America® Sub-Account	American Funds The Income Fund of America® Sub-Account	American Funds The Investment Company of America® Sub-Account	American Funds The New Economy Fund® Sub-Account
Dividends	$65,345	$—	$316,769	$116,338	$—
Expenses:
Mortality and expense risk charges	(33,603)	(305,198)	(72,569)	(67,943)	(19,140)
Total Expenses	(33,603)	(305,198)	(72,569)	(67,943)	(19,140)
Net Investment income (loss)	31,742	(305,198)	244,200	48,395	(19,140)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	64,393	2,039,745	129,153	137,426	90,950
Net realized gain on distributions	131,981	2,193,882	—	27,530	93,638
Net unrealized appreciation (depreciation) of Investments during the year	148,330	11,165,680	45,324	1,030,776	744,586
Net gain (loss) on investments	344,704	15,399,307	174,477	1,195,732	929,174
Net increase (decrease) in net assets resulting from operations	$376,446	$15,094,109	$418,677	$1,244,127	$910,034

The accompanying notes are an integral part of these financial statements.

	American Funds Washington Mutual Investors FundSM Sub-Account	American Funds American Mutual Fund® Sub-Account	American Funds Capital World Growth and Income Fund® Sub-Account	American Funds SMALLCAP World Fund® Sub-Account	New World Fund Sub-Account
Dividends	$75,078	$66,599	$285,958	$—	$—
Expenses:
Mortality and expense risk charges	(37,376)	(24,918)	(130,677)	(7,327)	(1,530)
Total Expenses	(37,376)	(24,918)	(130,677)	(7,327)	(1,530)
Net Investment income (loss)	37,702	41,681	155,281	(7,327)	(1,530)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	98,375	45,973	473,733	34,489	(12,149)
Net realized gain on distributions	68,577	—	—	18,801	—
Net unrealized appreciation (depreciation) of Investments during the year	137,140	64,911	2,838,214	251,431	57,555
Net gain (loss) on investments	304,092	110,884	3,311,947	304,721	45,406
Net increase (decrease) in net assets resulting from operations	$341,794	$152,565	$3,467,228	$297,394	$43,876

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Ariel Appreciation Fund Sub-Account	Ariel Fund Sub-Account	Artisan Mid Cap Value Fund Sub-Account	Ave Maria Rising Dividend Fund Sub-Account	Ave Maria Value Fund Sub-Account
Dividends	$409	$227	$16,366	$14,515	$82
Expenses:
Mortality and expense risk charges	(608)	(913)	(2,126)	(5,956)	(165)
Total Expenses	(608)	(913)	(2,126)	(5,956)	(165)
Net Investment income (loss)	(199)	(686)	14,240	8,559	(83)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(54,315)	(111,276)	(145,477)	1,973	(22)
Net realized gain on distributions	6,096	3,600	48,387	20,210	542
Net unrealized appreciation (depreciation) of Investments during the year	11,464	14,258	190,062	60,134	504
Net gain (loss) on investments	(36,755)	(93,418)	92,972	82,317	1,024
Net increase (decrease) in net assets resulting from operations	$(36,954)	$(94,104)	$107,212	$90,876	$941

The accompanying notes are an integral part of these financial statements.

	Ave Maria Growth Fund Sub-Account	BlackRock LifePath® Dynamic 2030 Fund Sub-Account	BlackRock LifePath® Dynamic 2040 Fund Sub-Account	BlackRock LifePath® Dynamic Retirement Fund Sub-Account	BlackRock LifePath® Dynamic 2050 Fund Sub-Account
Dividends	$—	$420,199	$353,666	$358,737	$67,331
Expenses:
Mortality and expense risk charges	(1,270)	(125,206)	(128,208)	(79,059)	(28,503)
Total Expenses	(1,270)	(125,206)	(128,208)	(79,059)	(28,503)
Net Investment income (loss)	(1,270)	294,993	225,458	279,678	38,828
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	15,163	(229,685)	(182,912)	6,585	27,374
Net realized gain on distributions	7,955	675,325	905,206	885,895	73,372
Net unrealized appreciation (depreciation) of Investments during the year	11,845	2,465,166	2,517,138	922,831	717,473
Net gain (loss) on investments	34,963	2,910,806	3,239,432	1,815,311	818,219
Net increase (decrease) in net assets resulting from operations	$33,693	$3,205,799	$3,464,890	$2,094,989	$857,047

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	BlackRock LifePath® Dynamic 2025 Fund Sub-Account	BlackRock LifePath® Dynamic 2035 Fund Sub-Account	BlackRock LifePath® Dynamic 2045 Fund Sub-Account	BlackRock LifePath® Dynamic 2055 Fund Sub-Account	Baron Small Cap Fund Sub-Account
Dividends	$7,469	$7,975	$4,245	$6,425	$—
Expenses:
Mortality and expense risk charges	(4,420)	(6,782)	(3,790)	(5,800)	(980)
Total Expenses	(4,420)	(6,782)	(3,790)	(5,800)	(980)
Net Investment income (loss)	3,049	1,193	455	625	(980)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	37	2,863	1,052	729	221,232
Net realized gain on distributions	4,260	5,036	3,575	4,623	39,888
Net unrealized appreciation (depreciation) of Investments during the year	48,895	71,582	44,577	90,561	(72,068)
Net gain (loss) on investments	53,192	79,481	49,204	95,913	189,052
Net increase (decrease) in net assets resulting from operations	$56,241	$80,674	$49,659	$96,538	$188,072

The accompanying notes are an integral part of these financial statements.

	BlackRock U.S. Government Bond Portfolio Sub-Account	BlackRock Equity Dividend Fund Sub-Account	BlackRock Capital Appreciation Fund Sub-Account	BlackRock Advantage Large Cap Growth Fund Sub-Account	Calvert VP SRI Balanced Portfolio Sub-Account
Dividends	$2,680	$39,722	$—	$83	$6,496
Expenses:
Mortality and expense risk charges	(1,062)	(19,202)	(3,333)	(851)	(2,971)
Total Expenses	(1,062)	(19,202)	(3,333)	(851)	(2,971)
Net Investment income (loss)	1,618	20,520	(3,333)	(768)	3,525
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	321	(34,844)	21,177	1,127	1,522
Net realized gain on distributions	109	109,231	20,029	5,892	13,405
Net unrealized appreciation (depreciation) of Investments during the year	5,823	(9,069)	76,985	14,775	40,979
Net gain (loss) on investments	6,253	65,318	118,191	21,794	55,906
Net increase (decrease) in net assets resulting from operations	$7,871	$85,838	$114,858	$21,026	$59,431

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Calvert Equity Fund Sub-Account	Calvert Bond Fund Sub-Account	Calvert Income Fund Sub-Account	Columbia Contrarian Core Fund Sub-Account	Columbia Small Cap Value I Fund Sub-Account
Dividends	$—	$44,532	$18,039	$2,304	$535
Expenses:
Mortality and expense risk charges	(47,180)	(13,026)	(5,349)	(4,084)	(897)
Total Expenses	(47,180)	(13,026)	(5,349)	(4,084)	(897)
Net Investment income (loss)	(47,180)	31,506	12,690	(1,780)	(362)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	336,561	21,858	6,271	11,406	489
Net realized gain on distributions	249,707	26,420	—	28,625	62
Net unrealized appreciation (depreciation) of Investments during the year	1,050,691	53,238	22,262	27,079	21,155
Net gain (loss) on investments	1,636,959	101,516	28,533	67,110	21,706
Net increase (decrease) in net assets resulting from operations	$1,589,779	$133,022	$41,223	$65,330	$21,344

(2)  Columbia Small/Mid Cap Value Fund merged with Columbia Select Mid Cap Value Fund, Effective 7/10/2020

The accompanying notes are an integral part of these financial statements.

	Columbia Select Mid Cap Value Fund Sub-Account (2)	Columbia Acorn Fund Sub-Account	CRM Mid Cap Value Fund Sub-Account	Columbia Disciplined Small Core Fund Sub-Account	Calamos International Growth Fund Sub-Account
Dividends	$6,300	$—	$1,746	$—	$—
Expenses:
Mortality and expense risk charges	(7,673)	(11,716)	(1,445)	(250)	(18)
Total Expenses	(7,673)	(11,716)	(1,445)	(250)	(18)
Net Investment income (loss)	(1,373)	(11,716)	301	(250)	(18)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(44,306)	(50,175)	(9,662)	(28,612)	5
Net realized gain on distributions	20,297	260,473	7,048	—	99
Net unrealized appreciation (depreciation) of Investments during the year	146,297	201,835	39,415	17,067	475
Net gain (loss) on investments	122,288	412,133	36,801	(11,545)	579
Net increase (decrease) in net assets resulting from operations	$120,915	$400,417	$37,102	$(11,795)	$561

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Davis Financial Fund Sub-Account	Davis New York Venture Fund Sub-Account	Davis Opportunity Fund Sub-Account	Delaware Diversified Income Fund Sub-Account	Delaware Extended Duration Bond Fund Sub-Account
Dividends	$3,166	$28,033	$479	$1,054	$210
Expenses:
Mortality and expense risk charges	(1,662)	(33,147)	(911)	(455)	(52)
Total Expenses	(1,662)	(33,147)	(911)	(455)	(52)
Net Investment income (loss)	1,504	(5,114)	(432)	599	158
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,911)	(188,121)	(6,224)	40	1,450
Net realized gain on distributions	10,297	288,179	2,665	17	162
Net unrealized appreciation (depreciation) of Investments during the year	(24,319)	407,536	3,460	2,546	(540)
Net gain (loss) on investments	(15,933)	507,594	(99)	2,603	1,072
Net increase (decrease) in net assets resulting from operations	$(14,429)	$502,480	$(531)	$3,202	$1,230

The accompanying notes are an integral part of these financial statements.

	Dreyfus Bond Market Index Fund Sub-Account	Dreyfus VIF Appreciation Portfolio Sub-Account	Dreyfus International Stock Index Fund Sub-Account	Dreyfus MidCap Index Fund Sub-Account	Dreyfus SmallCap Stock Index Fund Sub-Account
Dividends	$274,968	$127	$5,771	$184,300	$109,108
Expenses:
Mortality and expense risk charges	(35,295)	(125)	—	(30,337)	(22,234)
Total Expenses	(35,295)	(125)	—	(30,337)	(22,234)
Net Investment income (loss)	239,673	2	5,771	153,963	86,874
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	108,206	(1,206)	3,873	(495,168)	(352,166)
Net realized gain on distributions	54,940	1,240	—	1,614,025	805,738
Net unrealized appreciation (depreciation) of Investments during the year	435,879	1,703	12,547	1,022,674	807,583
Net gain (loss) on investments	599,025	1,737	16,420	2,141,531	1,261,155
Net increase (decrease) in net assets resulting from operations	$838,698	$1,739	$22,191	$2,295,494	$1,348,029

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Dreyfus VIF Growth and Income Portfolio Sub-Account	Dreyfus VIF Quality Bond Portfolio Fund Sub-Account	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Sub-Account	Dreyfus S&P 500 Index Fund Sub-Account	Eaton Vance Large-Cap Value Fund Sub-Account
Dividends	$—	$441	$61	$410,341	$51,683
Expenses:
Mortality and expense risk charges	—	(169)	(40)	(83,317)	(12,798)
Total Expenses	—	(169)	(40)	(83,317)	(12,798)
Net Investment income (loss)	—	272	21	327,024	38,885
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	—	2,828	5	(3,699)	(139,752)
Net realized gain on distributions	1	—	67	3,039,405	11,547
Net unrealized appreciation (depreciation) of Investments during the year	13	(1,344)	1,190	1,643,815	(781,577)
Net gain (loss) on investments	14	1,484	1,262	4,679,521	(909,782)
Net increase (decrease) in net assets resulting from operations	$14	$1,756	$1,283	$5,006,545	$(870,897)

The accompanying notes are an integral part of these financial statements.

	Eaton Vance Dividend Builder Fund Sub-Account	Eaton Vance Worldwide Health Sciences Fund Sub-Account	Eaton Vance Income Fund of Boston Sub-Account	Eaton Vance Balanced Fund Sub-Account	Eaton Vance Atlanta Capital SMID-Cap Fund Sub-Account
Dividends	$24,916	$4,637	$191,011	$2,080	$—
Expenses:
Mortality and expense risk charges	(7,989)	(5,479)	(17,626)	(2,055)	(2,894)
Total Expenses	(7,989)	(5,479)	(17,626)	(2,055)	(2,894)
Net Investment income (loss)	16,927	(842)	173,385	25	(2,894)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	40,544	9,661	(48,510)	273	13,331
Net realized gain on distributions	16,789	62,749	—	3,305	87,460
Net unrealized appreciation (depreciation) of Investments during the year	63,377	28,927	104,758	20,214	(20,227)
Net gain (loss) on investments	120,710	101,337	56,248	23,792	80,564
Net increase (decrease) in net assets resulting from operations	$137,637	$100,495	$229,633	$23,817	$77,670

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Wells Fargo Asset Allocation Fund Sub-Account	Wells Fargo Emerging Markets Equity Fund Sub-Account	Wells Fargo Utility & Telecommunications Fund Sub-Account	Alger Capital Appreciation Institutional Portfolio Sub-Account	Alger Mid Cap Growth Institutional Fund Sub-Account
Dividends	$4,538	$1,523	$175	$—	$—
Expenses:
Mortality and expense risk charges	(1,499)	(19,954)	(116)	(41,197)	(11,527)
Total Expenses	(1,499)	(19,954)	(116)	(41,197)	(11,527)
Net Investment income (loss)	3,039	(18,431)	59	(41,197)	(11,527)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	376	110,793	141	364,606	43,971
Net realized gain on distributions	2,037	—	1,357	871,601	278,333
Net unrealized appreciation (depreciation) of Investments during the year	14,139	322,266	(1,302)	669,905	661,571
Net gain (loss) on investments	16,552	433,059	196	1,906,112	983,875
Net increase (decrease) in net assets resulting from operations	$19,591	$414,628	$255	$1,864,915	$972,348

The accompanying notes are an integral part of these financial statements.

	Alger Small Cap Growth Institutional Fund Sub-Account	Nuveen Mid Cap Growth Opportunities Fund Sub-Account	Nuveen Small Cap Select Fund Sub-Account	Fidelity Advisor Equity Growth Fund Sub-Account	Fidelity Advisor Value Strategies Fund Sub-Account
Dividends	$—	$—	$2	$—	$1,220
Expenses:
Mortality and expense risk charges	(3,130)	(1,033)	(142)	(3,076)	(631)
Total Expenses	(3,130)	(1,033)	(142)	(3,076)	(631)
Net Investment income (loss)	(3,130)	(1,033)	(140)	(3,076)	589
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,271	(15,388)	(1,213)	8,421	(1,634)
Net realized gain on distributions	38,449	14,610	242	77,568	—
Net unrealized appreciation (depreciation) of Investments during the year	224,346	38,823	3,073	126,285	14,533
Net gain (loss) on investments	268,066	38,045	2,102	212,274	12,899
Net increase (decrease) in net assets resulting from operations	$264,936	$37,012	$1,962	$209,198	$13,488

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Fidelity Advisor Leveraged Company Stock Fund Sub-Account	Federated Hermes Equity Income Fund, Inc Sub-Account (10)	Federated Hermes Fund for U.S. Government Securities Sub-Account (11)	Federated Hermes MDT Mid Cap Growth Fund Sub-Account (12)	Federated Hermes High Income Bond Fund, Inc. Sub-Account (13)
Dividends	$—	$1,073	$3,554	$—	$329
Expenses:
Mortality and expense risk charges	(11,753)	(958)	(1,118)	(1,539)	(76)
Total Expenses	(11,753)	(958)	(1,118)	(1,539)	(76)
Net Investment income (loss)	(11,753)	115	2,436	(1,539)	253
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(66,132)	200	(650)	5,789	(92)
Net realized gain on distributions	62,198	—	—	19,899	—
Net unrealized appreciation (depreciation) of Investments during the year	455,482	7,229	3,525	52,229	(118)
Net gain (loss) on investments	451,548	7,429	2,875	77,917	(210)
Net increase (decrease) in net assets resulting from operations	$439,795	$7,544	$5,311	$76,378	$43

(10)  Formerly Federated Equity Income Fund, Inc., Name changed to Federated Hermes Equity Income Fund, Inc, Effective 6/26/2020

(11)  Formerly Federated Fund for U.S. Government Securities Fund, Name changed to Federated Hermes Fund for U.S. Government Securities, Effective 6/26/2020

(12)  Formerly Federated MDT Mid Cap Growth Fund, Name changed to Federated Hermes MDT Mid Cap Growth Fund, Effective 6/26/2020

(13)  Formerly Federated High Income Bond Fund, Name changed to Federated Hermes High Income Bond Fund, Inc., Effective 6/26/2020

(14)  Formerly Federated Kaufmann Fund, Name changed to Federated Hermes Kaufmann Fund, Effective 6/26/2020

(15)  Formerly Federated Short-Term Income Fund, Name changed to Federated Hermes Short-Term Income Fund, Effective 6/26/2020

(16)  Formerly Federated Total Return Bond Fund, Name changed to Federated Hermes Total Return Bond Fund, Effective 6/26/2020

(17)  Formerly Federated Clover Small Value Fund, Name changed to Federated Hermes Clover Small Value Fund, Effective 6/26/2020

(18)  Formerly Federated International Leaders Fund, Name changed to Federated Hermes International Leaders Fund, Effective 6/26/2020

The accompanying notes are an integral part of these financial statements.

	Federated Hermes Kaufmann Fund Sub-Account (14)	Federated Hermes Short-Term Income Fund Sub-Account (15)	Federated Hermes Total Return Bond Fund Sub-Account (16)	Federated Hermes Clover Small Value Fund Sub-Account (17)	Federated Hermes International Leaders Fund Sub-Account (18)
Dividends	$—	$1,500	$3,212	$62	$6
Expenses:
Mortality and expense risk charges	(42,539)	(330)	(1,177)	(192)	(31)
Total Expenses	(42,539)	(330)	(1,177)	(192)	(31)
Net Investment income (loss)	(42,539)	1,170	2,035	(130)	(25)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	193,392	8	892	(2,272)	246
Net realized gain on distributions	408,223	75	2,670	—	—
Net unrealized appreciation (depreciation) of Investments during the year	864,511	1,637	5,452	6,454	669
Net gain (loss) on investments	1,466,126	1,720	9,014	4,182	915
Net increase (decrease) in net assets resulting from operations	$1,423,587	$2,890	$11,049	$4,052	$890

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Fidelity® VIP Growth Opportunities Portfolio Sub-Account	Fidelity® VIP Overseas Portfolio Sub-Account	Fidelity® VIP Value Strategies Portfolio Sub-Account	Fidelity® VIP Balanced Portfolio Sub-Account	Fidelity® VIP Growth & Income Portfolio Sub-Account
Dividends	$124	$192	$542	$20,572	$6,433
Expenses:
Mortality and expense risk charges	(6,432)	(539)	(291)	(10,371)	(2,252)
Total Expenses	(6,432)	(539)	(291)	(10,371)	(2,252)
Net Investment income (loss)	(6,308)	(347)	251	10,201	4,181
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	299,204	13,505	(3,893)	44,412	902
Net realized gain on distributions	53,455	500	2,666	20,605	18,119
Net unrealized appreciation (depreciation) of Investments during the year	195,451	(9,833)	603	232,310	(8,167)
Net gain (loss) on investments	548,110	4,172	(624)	297,327	10,854
Net increase (decrease) in net assets resulting from operations	$541,802	$3,825	$(373)	$307,528	$15,035

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2020 Portfolio Sub-Account	Fidelity® VIP Freedom 2030 Portfolio Sub-Account	Fidelity® VIP Freedom 2015 Portfolio Sub-Account	Fidelity® VIP Freedom 2025 Portfolio Sub-Account	Fidelity Advisor® Stock Selector All Cap Fund Sub-Account
Dividends	$1,020	$6,452	$818	$4,553	$43
Expenses:
Mortality and expense risk charges	(335)	(2,218)	(213)	(1,544)	(140)
Total Expenses	(335)	(2,218)	(213)	(1,544)	(140)
Net Investment income (loss)	685	4,234	605	3,009	(97)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	16	269	9	685	24
Net realized gain on distributions	5,465	30,266	2,876	18,929	608
Net unrealized appreciation (depreciation) of Investments during the year	7,344	68,639	4,998	45,653	2,156
Net gain (loss) on investments	12,825	99,174	7,883	65,267	2,788
Net increase (decrease) in net assets resulting from operations	$13,510	$103,408	$8,488	$68,276	$2,691

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Templeton Developing Markets Trust Sub-Account	Franklin High Income Fund Sub-Account	Franklin Strategic Income Fund Sub-Account	Templeton Global Bond Fund Sub-Account	Franklin U.S. Government Securities Fund Sub-Account
Dividends	$10,848	$39,190	$92,920	$193,512	$12,330
Expenses:
Mortality and expense risk charges	(7,449)	(6,521)	(16,038)	(19,037)	(5,051)
Total Expenses	(7,449)	(6,521)	(16,038)	(19,037)	(5,051)
Net Investment income (loss)	3,399	32,669	76,882	174,475	7,279
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	14,509	(11,121)	(31,634)	(259,192)	(4,019)
Net realized gain on distributions	14,571	—	—	—	—
Net unrealized appreciation (depreciation) of Investments during the year	122,895	15,728	18,970	(145,784)	7,900
Net gain (loss) on investments	151,975	4,607	(12,664)	(404,976)	3,881
Net increase (decrease) in net assets resulting from operations	$155,374	$37,276	$64,218	$(230,501)	$11,160

The accompanying notes are an integral part of these financial statements.

	Franklin Small Cap Value Fund Sub-Account	Franklin Mutual Global Discovery Fund Sub-Account	Templeton Growth Fund Sub-Account	Franklin Income Fund Sub-Account	Franklin Growth Fund Sub-Account
Dividends	$21,966	$236,832	$15,118	$344,906	$3,914
Expenses:
Mortality and expense risk charges	(18,587)	(57,250)	(9,290)	(50,671)	(24,254)
Total Expenses	(18,587)	(57,250)	(9,290)	(50,671)	(24,254)
Net Investment income (loss)	3,379	179,582	5,828	294,235	(20,340)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(48,706)	(272,458)	(38,103)	(67,770)	4,670,905
Net realized gain on distributions	46,780	56,107	—	—	226,623
Net unrealized appreciation (depreciation) of Investments during the year	150,029	(482,961)	88,406	(101,244)	(3,240,929)
Net gain (loss) on investments	148,103	(699,312)	50,303	(169,014)	1,656,599
Net increase (decrease) in net assets resulting from operations	$151,482	$(519,730)	$56,131	$125,221	$1,636,259

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Franklin Total Return Fund Sub-Account	Franklin Balance Sheet Investment Fund Sub-Account	Franklin Mutual Beacon Fund Sub-Account	Franklin Mutual Shares Fund Sub-Account	Franklin Small-Mid Cap Growth Fund Sub-Account
Dividends	$11,683	$62,399	$24,991	$60,832	$—
Expenses:
Mortality and expense risk charges	(4,332)	(5,620)	(4,389)	(21,995)	(9,687)
Total Expenses	(4,332)	(5,620)	(4,389)	(21,995)	(9,687)
Net Investment income (loss)	7,351	56,779	20,602	38,837	(9,687)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,932	(84,709)	543	(56,617)	150,553
Net realized gain on distributions	—	—	6,103	55,703	407,158
Net unrealized appreciation (depreciation) of Investments during the year	13,421	(55,228)	6,567	(252,859)	1,361,032
Net gain (loss) on investments	15,353	(139,937)	13,213	(253,773)	1,918,743
Net increase (decrease) in net assets resulting from operations	$22,704	$(83,158)	$33,815	$(214,936)	$1,909,056

(19)  Formerly Highland Premier Growth Equity, Name chaned to Highland Socially Responsible Equity Fund, Effective 3/20/2020

The accompanying notes are an integral part of these financial statements.

	Franklin Conservative Allocation Fund Sub-Account	Franklin Growth Allocation Fund Sub-Account	Franklin Moderate Allocation Fund Sub-Account	Templeton Foreign Fund Sub-Account	Highland Socially Responsible Equity Fund Sub-Account (19)
Dividends	$45,615	$82,062	$98,769	$63,091	$—
Expenses:
Mortality and expense risk charges	(21,327)	(50,515)	(55,059)	(12,731)	(548)
Total Expenses	(21,327)	(50,515)	(55,059)	(12,731)	(548)
Net Investment income (loss)	24,288	31,547	43,710	50,360	(548)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	11,276	17,969	954	(322,713)	(35,266)
Net realized gain on distributions	33,625	295,040	212,383	—	—
Net unrealized appreciation (depreciation) of Investments during the year	154,597	614,674	515,517	(74,132)	32,761
Net gain (loss) on investments	199,498	927,683	728,854	(396,845)	(2,505)
Net increase (decrease) in net assets resulting from operations	$223,786	$959,230	$772,564	$(346,485)	$(3,053)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Goldman Sachs Income Builder Fund Sub-Account	Goldman Sachs Capital Growth Fund Sub-Account	Goldman Sachs Core Fixed Income Fund Sub-Account	Goldman Sachs U.S. Equity Insights Fund Sub-Account	Goldman Sachs Government Income Fund Sub-Account
Dividends	$1,794	$18	$3,048	$—	$20,815
Expenses:
Mortality and expense risk charges	(567)	(64)	(1,630)	—	(7,238)
Total Expenses	(567)	(64)	(1,630)	—	(7,238)
Net Investment income (loss)	1,227	(46)	1,418	—	13,577
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,374	(3)	225	—	41,773
Net realized gain on distributions	—	282	3,488	1	—
Net unrealized appreciation (depreciation) of Investments during the year	126	982	6,690	3	54,728
Net gain (loss) on investments	2,500	1,261	10,403	4	96,501
Net increase (decrease) in net assets resulting from operations	$3,727	$1,215	$11,821	$4	$110,078

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Equity Income Fund Sub-Account	Goldman Sachs Growth Opportunities Fund Sub-Account	Goldman Sachs Focused International Equity Fund Sub-Account	Goldman Sachs Mid Cap Value Fund Sub-Account	Goldman Sachs Small Cap Value Fund Sub-Account
Dividends	$1,924	$—	$1	$14,604	$9,899
Expenses:
Mortality and expense risk charges	(1,084)	(7,425)	(153)	(12,908)	(18,193)
Total Expenses	(1,084)	(7,425)	(153)	(12,908)	(18,193)
Net Investment income (loss)	840	(7,425)	(152)	1,696	(8,294)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	229	(42,598)	68	(105,687)	(326,692)
Net realized gain on distributions	—	246,769	—	—	—
Net unrealized appreciation (depreciation) of Investments during the year	2,620	172,333	3,426	358,230	329,875
Net gain (loss) on investments	2,849	376,504	3,494	252,543	3,183
Net increase (decrease) in net assets resulting from operations	$3,689	$369,079	$3,342	$254,239	$(5,111)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Goldman Sachs Strategic Growth Fund Sub-Account	Goldman Sachs High Yield Fund Sub-Account	Goldman Sachs Large Cap Value Fund Sub-Account	Goldman Sachs Small/Mid Cap Growth Fund Sub-Account	Goldman Sachs Satellite Strategies Portfolio Sub-Account
Dividends	$—	$88,668	$4,294	$—	$33
Expenses:
Mortality and expense risk charges	(617)	(4,778)	(3,192)	(2,494)	(14)
Total Expenses	(617)	(4,778)	(3,192)	(2,494)	(14)
Net Investment income (loss)	(617)	83,890	1,102	(2,494)	19
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1)	(276,601)	(8,869)	10,836	—
Net realized gain on distributions	18,441	—	8,273	34,895	—
Net unrealized appreciation (depreciation) of Investments during the year	15,046	134,203	4,388	53,120	45
Net gain (loss) on investments	33,486	(142,398)	3,792	98,851	45
Net increase (decrease) in net assets resulting from operations	$32,869	$(58,508)	$4,894	$96,357	$64

(3)  Hartford Global Growth HLS Fund merged with Hartford Dividend and Growth HLS Fund, Effective 9/25/2020

(6)  Hartford Value HLS Fund merged with Hartford Dividend and Growth HLS Fund, Effective 9/25/2020

(50)  Frost Value Equity Fund, Liquidated on 11/13/2020

The accompanying notes are an integral part of these financial statements.

	Frost Value Equity Fund Sub-Account (50)	Hartford Balanced HLS Fund Sub-Account	Hartford Total Return Bond HLS Fund Sub-Account	Hartford Capital Appreciation HLS Fund Sub-Account	Hartford Dividend and Growth HLS Fund Sub-Account (3)(6)
Dividends	$—	$111,944	$482,961	$177,829	$435,715
Expenses:
Mortality and expense risk charges	—	(39,690)	(56,403)	(103,130)	(65,211)
Total Expenses	—	(39,690)	(56,403)	(103,130)	(65,211)
Net Investment income (loss)	—	72,254	426,558	74,699	370,504
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(5)	256,630	94,857	(578,274)	(375,584)
Net realized gain on distributions	—	359,602	29,246	1,396,003	1,158,606
Net unrealized appreciation (depreciation) of Investments during the year	4	(1,754)	530,877	2,695,446	507,302
Net gain (loss) on investments	(1)	614,478	654,980	3,513,175	1,290,324
Net increase (decrease) in net assets resulting from operations	$(1)	$686,732	$1,081,538	$3,587,874	$1,660,828

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	The Hartford Healthcare HLS Fund Sub-Account	Hartford Global Growth HLS Fund Sub-Account	Hartford Disciplined Equity HLS Fund Sub-Account (4)	Hartford Growth Opportunities HLS Fund Sub-Account	Hartford International Opportunities HLS Fund Sub-Account
Dividends	$17,805	$6,005	$26,799	$—	$15,209
Expenses:
Mortality and expense risk charges	(26,970)	(5,466)	(23,645)	(43,095)	(6,273)
Total Expenses	(26,970)	(5,466)	(23,645)	(43,095)	(6,273)
Net Investment income (loss)	(9,165)	539	3,154	(43,095)	8,936
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(5,916)	(313,674)	36,967	(1,399,535)	8,586
Net realized gain on distributions	763,291	688,298	183	4,326,656	—
Net unrealized appreciation (depreciation) of Investments during the year	102,627	(112,390)	1,552,041	57,286	131,334
Net gain (loss) on investments	860,002	262,234	1,589,191	2,984,407	139,920
Net increase (decrease) in net assets resulting from operations	$850,837	$262,773	$1,592,345	$2,941,312	$148,856

(4)  Hartford Growth Opportunities HLS Fund merged with Hartford Disciplined Equity HLS Fund, Effective 9/25/2020

(5)  Hartford U.S. Government Securities HLS Fund merged with Hartford Ultrashort Bond HLS Fund, Effective 9/18/2020

The accompanying notes are an integral part of these financial statements.

	Hartford MidCap HLS Fund Sub-Account	Hartford Ultrashort Bond HLS Fund Sub-Account (5)	Hartford Small Company HLS Fund Sub-Account	Hartford Small Cap Growth HLS Fund Sub-Account	Hartford Stock HLS Fund Sub-Account
Dividends	$6,809	$76,623	$—	$—	$76,301
Expenses:
Mortality and expense risk charges	(30,251)	(24,666)	(15,392)	(4,325)	(28,104)
Total Expenses	(30,251)	(24,666)	(15,392)	(4,325)	(28,104)
Net Investment income (loss)	(23,442)	51,957	(15,392)	(4,325)	48,197
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	170,448	8,405	104,875	(8,752)	226,929
Net realized gain on distributions	1,287,368	—	691,467	21,878	323,980
Net unrealized appreciation (depreciation) of Investments during the year	1,640,787	(39,023)	1,483,914	162,391	(77,881)
Net gain (loss) on investments	3,098,603	(30,618)	2,280,256	175,517	473,028
Net increase (decrease) in net assets resulting from operations	$3,075,161	$21,339	$2,264,864	$171,192	$521,225

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Hartford U.S. Government Securities HLS Fund Sub-Account	Hartford Value HLS Fund Sub-Account	The Hartford Checks and Balances Fund Sub-Account	The Hartford High Yield Sub-Account	The Hartford Dividend and Growth Fund Sub-Account
Dividends	$21,971	$22,149	$5,266	$4,082	$10,148
Expenses:
Mortality and expense risk charges	(3,053)	(5,715)	(2,839)	(473)	(6,615)
Total Expenses	(3,053)	(5,715)	(2,839)	(473)	(6,615)
Net Investment income (loss)	18,918	16,434	2,427	3,609	3,533
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,090	(407,175)	(5,830)	(73)	16,099
Net realized gain on distributions	—	197,889	5,739	—	14,740
Net unrealized appreciation (depreciation) of Investments during the year	9,728	(1,670)	26,259	3,938	19,041
Net gain (loss) on investments	12,818	(210,956)	26,168	3,865	49,880
Net increase (decrease) in net assets resulting from operations	$31,736	$(194,522)	$28,595	$7,474	$53,413

The accompanying notes are an integral part of these financial statements.

	The Hartford International Opportunities Fund Sub-Account	The Hartford MidCap Fund Sub-Account	The Hartford Small Company Fund Sub-Account	The Hartford Total Return Bond Fund Sub-Account	The Hartford Healthcare Fund Sub-Account
Dividends	$1,025	$—	$—	$11,660	$—
Expenses:
Mortality and expense risk charges	(3,401)	(8,463)	(3,049)	(3,239)	(4,319)
Total Expenses	(3,401)	(8,463)	(3,049)	(3,239)	(4,319)
Net Investment income (loss)	(2,376)	(8,463)	(3,049)	8,421	(4,319)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	17,655	28,759	13,435	12,486	7,085
Net realized gain on distributions	—	77,407	32,192	2,879	65,117
Net unrealized appreciation (depreciation) of Investments during the year	40,435	66,412	105,503	12,826	21,988
Net gain (loss) on investments	58,090	172,578	151,130	28,191	94,190
Net increase (decrease) in net assets resulting from operations	$55,714	$164,115	$148,081	$36,612	$89,871

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	The Hartford Growth Opportunities Fund Sub-Account	The Hartford Value Opportunities Fund Sub-Account	Hartford Moderate Allocation Fund Sub-Account	The Hartford Conservative Allocation Fund Sub-Account	The Hartford Capital Appreciation Fund Sub-Account
Dividends	$—	$57	$36,221	$14,925	$34,835
Expenses:
Mortality and expense risk charges	(4,795)	(12)	(20,321)	(7,458)	(58,094)
Total Expenses	(4,795)	(12)	(20,321)	(7,458)	(58,094)
Net Investment income (loss)	(4,795)	45	15,900	7,467	(23,259)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	112,629	2	9,167	834	87,678
Net realized gain on distributions	32,833	—	49,247	—	304,115
Net unrealized appreciation (depreciation) of Investments during the year	54,349	2	146,793	59,819	1,015,173
Net gain (loss) on investments	199,811	4	205,207	60,653	1,406,966
Net increase (decrease) in net assets resulting from operations	$195,016	$49	$221,107	$68,120	$1,383,707

The accompanying notes are an integral part of these financial statements.

	The Hartford Growth Allocation Fund Sub-Account	The Hartford Inflation Plus Fund Sub-Account	The Hartford Equity Income Fund Sub-Account	The Hartford Balanced Income Fund Sub-Account	The Hartford MidCap Value Fund Sub-Account
Dividends	$46,430	$6,610	$9,536	$9,662	$80
Expenses:
Mortality and expense risk charges	(21,109)	(4,267)	(4,366)	(4,389)	(282)
Total Expenses	(21,109)	(4,267)	(4,366)	(4,389)	(282)
Net Investment income (loss)	25,321	2,343	5,170	5,273	(202)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	28,313	112	(797)	1,449	10,764
Net realized gain on distributions	73,996	—	6,090	2,230	—
Net unrealized appreciation (depreciation) of Investments during the year	203,736	31,530	23,646	19,062	(9,602)
Net gain (loss) on investments	306,045	31,642	28,939	22,741	1,162
Net increase (decrease) in net assets resulting from operations	$331,366	$33,985	$34,109	$28,014	$960

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Hotchkis and Wiley Large Cap Value Fund Sub-Account	Invesco V.I. Technology Fund Sub-Account	Invesco Technology Fund Sub-Account	Ivy Natural Resources Fund Sub-Account	Ivy Large Cap Growth Fund Sub-Account
Dividends	$7,893	$—	$—	$4,398	$—
Expenses:
Mortality and expense risk charges	(2,361)	(3,621)	(7,608)	(6,191)	(4,981)
Total Expenses	(2,361)	(3,621)	(7,608)	(6,191)	(4,981)
Net Investment income (loss)	5,532	(3,621)	(7,608)	(1,793)	(4,981)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	8,808	32,074	40,330	(71,719)	27,144
Net realized gain on distributions	—	42,562	102,262	—	43,660
Net unrealized appreciation (depreciation) of Investments during the year	(44,084)	129,813	323,429	(45,932)	84,012
Net gain (loss) on investments	(35,276)	204,449	466,021	(117,651)	154,816
Net increase (decrease) in net assets resulting from operations	$(29,744)	$200,828	$458,413	$(119,444)	$149,835

The accompanying notes are an integral part of these financial statements.

	Ivy Science & Technology Fund Sub-Account	Ivy Asset Strategy Fund Sub-Account	Janus Henderson Forty Portfolio Sub-Account	Janus Henderson Global Research Portfolio Sub-Account	Janus Henderson Enterprise Portfolio Sub-Account
Dividends	$—	$6,286	$8,432	$1,960	$70
Expenses:
Mortality and expense risk charges	(13,822)	(4,206)	(22,185)	(1,857)	(601)
Total Expenses	(13,822)	(4,206)	(22,185)	(1,857)	(601)
Net Investment income (loss)	(13,822)	2,080	(13,753)	103	(531)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	73,957	(5,179)	10,423	11,034	2,860
Net realized gain on distributions	167,465	3,971	218,229	14,109	6,949
Net unrealized appreciation (depreciation) of Investments during the year	303,040	40,469	840,293	26,524	6,262
Net gain (loss) on investments	544,462	39,261	1,068,945	51,667	16,071
Net increase (decrease) in net assets resulting from operations	$530,640	$41,341	$1,055,192	$51,770	$15,540

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Janus Henderson Balanced Portfolio Sub-Account	Janus Henderson Overseas Portfolio Sub-Account	Janus Henderson Flexible Bond Fund Sub-Account	Janus Henderson Forty Fund Sub-Account	Janus Henderson Balanced Fund Sub-Account
Dividends	$6,388	$2,382	$878	$—	$24,085
Expenses:
Mortality and expense risk charges	(2,530)	(1,229)	(205)	(47,472)	(12,997)
Total Expenses	(2,530)	(1,229)	(205)	(47,472)	(12,997)
Net Investment income (loss)	3,858	1,153	673	(47,472)	11,088
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	49,751	(10,884)	11	177,467	88,366
Net realized gain on distributions	7,480	—	—	745,143	25,319
Net unrealized appreciation (depreciation) of Investments during the year	(27,000)	31,242	3,078	1,792,522	102,345
Net gain (loss) on investments	30,231	20,358	3,089	2,715,132	216,030
Net increase (decrease) in net assets resulting from operations	$34,089	$21,511	$3,762	$2,667,660	$227,118
The accompanying notes are an integral part of these financial statements.

	Janus Henderson Enterprise Fund Sub-Account	Janus Henderson Overseas Fund Sub-Account	Janus Henderson Global Research Fund Sub-Account	Janus Henderson Mid Cap Value Fund Sub-Account	PGIM Jennison Natural Resources Fund Sub-Account
Dividends	$—	$10,650	$—	$8,142	$205
Expenses:
Mortality and expense risk charges	(12,026)	(10,562)	(1,053)	(6,426)	(158)
Total Expenses	(12,026)	(10,562)	(1,053)	(6,426)	(158)
Net Investment income (loss)	(12,026)	88	(1,053)	1,716	47
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	50,532	(2,103)	6,964	(18,226)	(88,968)
Net realized gain on distributions	124,924	—	6,714	—	—
Net unrealized appreciation (depreciation) of Investments during the year	94,406	256,376	21,177	26,819	32,209
Net gain (loss) on investments	269,862	254,273	34,855	8,593	(56,759)
Net increase (decrease) in net assets resulting from operations	$257,836	$254,361	$33,802	$10,309	$(56,712)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	PGIM Jennison Mid-Cap Growth Fund Sub-Account	PGIM Jennison 20/20 Focus Fund Sub-Account	MassMutual Premier High Yield Fund Sub-Account (41)	JPMorgan Large Cap Growth Fund Sub-Account	JPMorgan Core Bond Fund Sub-Account
Dividends	$—	$120	$129,292	$—	$87,332
Expenses:
Mortality and expense risk charges	(6,347)	(1,813)	—	(1,464)	(8,501)
Total Expenses	(6,347)	(1,813)	—	(1,464)	(8,501)
Net Investment income (loss)	(6,347)	(1,693)	129,292	(1,464)	78,831
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(20,662)	3,108	31,491	51,683	267,784
Net realized gain on distributions	309,356	26,002	—	17,939	30,837
Net unrealized appreciation (depreciation) of Investments during the year	13,205	30,655	86,609	7,907	6,567
Net gain (loss) on investments	301,899	59,765	118,100	77,529	305,188
Net increase (decrease) in net assets resulting from operations	$295,552	$58,072	$247,392	$76,065	$384,019

(41)  MassMutual Premier High Yield Fund, Newly funded on July 17, 2020

The accompanying notes are an integral part of these financial statements.

	JPMorgan Small Cap Equity Fund Sub-Account	JPMorgan Small Cap Growth Fund Sub-Account	JPMorgan Small Cap Value Fund Sub-Account	JPMorgan U.S. Equity Fund Sub-Account	JPMorgan SmartRetirement 2020 Fund Sub-Account
Dividends	$60	$877	$1,656	$4,113	$112,480
Expenses:
Mortality and expense risk charges	(501)	(11,854)	(796)	(7,276)	(38,991)
Total Expenses	(501)	(11,854)	(796)	(7,276)	(38,991)
Net Investment income (loss)	(441)	(10,977)	860	(3,163)	73,489
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	760	81,252	(82,174)	47,580	(121,743)
Net realized gain on distributions	1,420	113,286	—	40,677	128,418
Net unrealized appreciation (depreciation) of Investments during the year	4,414	392,567	37,485	89,769	325,435
Net gain (loss) on investments	6,594	587,105	(44,689)	178,026	332,110
Net increase (decrease) in net assets resulting from operations	$6,153	$576,128	$(43,829)	$174,863	$405,599

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	JPMorgan SmartRetirement 2025 Fund Sub-Account	JPMorgan SmartRetirement 2030 Fund Sub-Account	JPMorgan SmartRetirement 2035 Fund Sub-Account	JPMorgan SmartRetirement 2040 Fund Sub-Account	JPMorgan SmartRetirement 2045 Fund Sub-Account
Dividends	$161,158	$144,114	$80,320	$87,587	$51,584
Expenses:
Mortality and expense risk charges	(67,146)	(52,820)	(39,421)	(39,775)	(31,137)
Total Expenses	(67,146)	(52,820)	(39,421)	(39,775)	(31,137)
Net Investment income (loss)	94,012	91,294	40,899	47,812	20,447
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(159,013)	(105,059)	(83,409)	(53,437)	(195,771)
Net realized gain on distributions	211,968	198,476	144,684	194,425	112,533
Net unrealized appreciation (depreciation) of Investments during the year	541,606	660,222	365,092	522,853	335,979
Net gain (loss) on investments	594,561	753,639	426,367	663,841	252,741
Net increase (decrease) in net assets resulting from operations	$688,573	$844,933	$467,266	$711,653	$273,188

The accompanying notes are an integral part of these financial statements.

	JPMorgan SmartRetirement 2050 Fund Sub-Account	JPMorgan SmartRetirement Income Fund Sub-Account	JP Morgan Smart Retirement 2055 Fund Sub-Account	Loomis Sayles Bond Fund Sub-Account	LKCM Aquinas Catholic Equity Fund Sub-Account
Dividends	$45,493	$35,023	$17,193	$52,287	$681
Expenses:
Mortality and expense risk charges	(22,471)	(11,633)	(8,459)	(4,444)	(1,793)
Total Expenses	(22,471)	(11,633)	(8,459)	(4,444)	(1,793)
Net Investment income (loss)	23,022	23,390	8,734	47,843	(1,112)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(42,938)	(107,559)	(153,207)	(204,085)	10
Net realized gain on distributions	106,050	33,230	31,375	1,884	13,046
Net unrealized appreciation (depreciation) of Investments during the year	312,692	126,986	102,868	(17,984)	28,821
Net gain (loss) on investments	375,804	52,657	(18,964)	(220,185)	41,877
Net increase (decrease) in net assets resulting from operations	$398,826	$76,047	$(10,230)	$(172,342)	$40,765

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Lord Abbett Affiliated Fund Sub-Account	Lord Abbett Fundamental Equity Fund Sub-Account	Lord Abbett Bond Debenture Fund Sub-Account	Lord Abbett Growth Opportunities fund Sub-Account	Lord Abbett Dividend Growth Fund Sub-Account (20)
Dividends	$8,768	$42,216	$88,547	$—	$2,478
Expenses:
Mortality and expense risk charges	(4,287)	(12,565)	(15,320)	(1,825)	(2,521)
Total Expenses	(4,287)	(12,565)	(15,320)	(1,825)	(2,521)
Net Investment income (loss)	4,481	29,651	73,227	(1,825)	(43)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(941)	(58,699)	50	370	805
Net realized gain on distributions	—	—	—	30,362	6,422
Net unrealized appreciation (depreciation) of Investments during the year	(9,335)	115,765	79,455	32,716	28,074
Net gain (loss) on investments	(10,276)	57,066	79,505	63,448	35,301
Net increase (decrease) in net assets resulting from operations	$(5,795)	$86,717	$152,732	$61,623	$35,258

(20)  Formerly Lord Abbett Calibrated Dividend Growth Fund, Name changed to Lord Abbett Dividend Growth Fund, Effective 4/1/2020

The accompanying notes are an integral part of these financial statements.

	Lord Abbett Total Return Fund Sub-Account	Lord Abbett Developing Growth Fund Sub-Account	Lord Abbett International Equity Inv Opt Sub-Account	Lord Abbett Value Opportunities Fund Sub-Account	Clearbridge Value Trust Sub-Account
Dividends	$149,903	$—	$4,570	$5,336	$1,265
Expenses:
Mortality and expense risk charges	(8,753)	(11,668)	(1,824)	(19,417)	(897)
Total Expenses	(8,753)	(11,668)	(1,824)	(19,417)	(897)
Net Investment income (loss)	141,150	(11,668)	2,746	(14,081)	368
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(9,064)	12,750	(9,909)	(124,321)	1,300
Net realized gain on distributions	132,657	132,850	—	137,479	9,667
Net unrealized appreciation (depreciation) of Investments during the year	118,854	494,997	55,877	316,638	2,540
Net gain (loss) on investments	242,447	640,597	45,968	329,796	13,507
Net increase (decrease) in net assets resulting from operations	$383,597	$628,929	$48,714	$315,715	$13,875

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	BMO Mid-Cap Value Fund Sub-Account	MFS® Emerging Markets Debt Fund Sub-Account	Massachusetts Investors Growth Stock Fund Sub-Account	MFS High Income Fund Sub-Account	MFS International New Discovery Fund Sub-Account
Dividends	$11,688	$9,542	$5,928	$39,528	$330
Expenses:
Mortality and expense risk charges	(1,003)	(1,992)	(7,754)	(5,072)	(1,625)
Total Expenses	(1,003)	(1,992)	(7,754)	(5,072)	(1,625)
Net Investment income (loss)	10,685	7,550	(1,826)	34,456	(1,295)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(38,255)	(960)	266,623	(10,795)	5,406
Net realized gain on distributions	—	—	281,390	—	13,399
Net unrealized appreciation (depreciation) of Investments during the year	4,031	9,280	217,820	(1,622)	7,731
Net gain (loss) on investments	(34,224)	8,320	765,833	(12,417)	26,536
Net increase (decrease) in net assets resulting from operations	$(23,539)	$15,870	$764,007	$22,039	$25,241

The accompanying notes are an integral part of these financial statements.

	MFS Mid Cap Growth Fund Sub-Account	MFS New Discovery Fund Sub-Account	MFS Research International Fund Sub-Account	MFS Total Return Fund Sub-Account	MFS Utilities Fund Sub-Account
Dividends	$—	$—	$20,614	$40,357	$75,080
Expenses:
Mortality and expense risk charges	(5,261)	(1,059)	(18,230)	(14,723)	(24,980)
Total Expenses	(5,261)	(1,059)	(18,230)	(14,723)	(24,980)
Net Investment income (loss)	(5,261)	(1,059)	2,384	25,634	50,100
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	63,923	70,388	23,694	77,602	55,526
Net realized gain on distributions	6,719	577,092	—	109,244	155,888
Net unrealized appreciation (depreciation) of Investments during the year	146,025	1,121,881	314,334	(8,245)	(91,129)
Net gain (loss) on investments	216,667	1,769,361	338,028	178,601	120,285
Net increase (decrease) in net assets resulting from operations	$211,406	$1,768,302	$340,412	$204,235	$170,385

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	MFS Value Fund Sub-Account	MFS Total Return Bond Fund Sub-Account	MFS Massachusetts Investors Trust Sub-Account	MFS International Growth Fund Sub-Account	MFS Core Equity Fund Sub-Account
Dividends	$177,824	$49,454	$6,194	$1,503	$10,763
Expenses:
Mortality and expense risk charges	(32,658)	(8,932)	(4,964)	(2,154)	(10,482)
Total Expenses	(32,658)	(8,932)	(4,964)	(2,154)	(10,482)
Net Investment income (loss)	145,166	40,522	1,230	(651)	281
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	237,034	20,158	(1,729)	11,104	79,523
Net realized gain on distributions	142,648	7,923	31,198	—	33,278
Net unrealized appreciation (depreciation) of Investments during the year	662,416	82,891	64,140	28,428	350,495
Net gain (loss) on investments	1,042,098	110,972	93,609	39,532	463,296
Net increase (decrease) in net assets resulting from operations	$1,187,264	$151,494	$94,839	$38,881	$463,577

The accompanying notes are an integral part of these financial statements.

	MFS Government Securities Fund Sub-Account	MFS International Value Fund Sub-Account	MFS Technology Fund Sub-Account	MFS Core Equity Series Sub-Account	MFS Utilities Series Sub-Account
Dividends	$75,438	$95,678	$—	$—	$2,410
Expenses:
Mortality and expense risk charges	(13,795)	(9,369)	(1,727)	(28)	(1,011)
Total Expenses	(13,795)	(9,369)	(1,727)	(28)	(1,011)
Net Investment income (loss)	61,643	86,309	(1,727)	(28)	1,399
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	37,123	517,608	(1,340)	(686)	9,109
Net realized gain on distributions	—	1,134,882	15,682	—	2,513
Net unrealized appreciation (depreciation) of Investments during the year	118,050	2,392,346	72,979	(946)	(22,723)
Net gain (loss) on investments	155,173	4,044,836	87,321	(1,632)	(11,101)
Net increase (decrease) in net assets resulting from operations	$216,816	$4,131,145	$85,594	$(1,660)	$(9,702)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	MFS Growth Fund Sub-Account	MFS High Yield Portfolio Sub-Account	BlackRock Global Allocation Fund, Inc. Sub-Account	BlackRock Advantage Large Cap Core Fund Sub-Account	BlackRock Advantage U.S. Total Market Fund Sub-Account
Dividends	$—	$6,509	$33,206	$675	$160
Expenses:
Mortality and expense risk charges	(3,711)	(1,065)	(55,436)	(627)	(361)
Total Expenses	(3,711)	(1,065)	(55,436)	(627)	(361)
Net Investment income (loss)	(3,711)	5,444	(22,230)	48	(201)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	11,610	(14,800)	(1,601)	1,530	1,293
Net realized gain on distributions	25,578	—	498,243	2,880	1,054
Net unrealized appreciation (depreciation) of Investments during the year	108,288	2,279	794,339	7,789	1,453
Net gain (loss) on investments	145,476	(12,521)	1,290,981	12,199	3,800
Net increase (decrease) in net assets resulting from operations	$141,765	$(7,077)	$1,268,751	$12,247	$3,599

The accompanying notes are an integral part of these financial statements.

	BlackRock Mid Cap Dividend Fund Sub-Account	BlackRock International Dividend Fund Sub-Account	BlackRock Mid Cap Growth Equity Portfolio Sub-Account	Victory Munder Mid-Cap Core Growth Fund Sub-Account	Neuberger Berman Sustainable Equity Fund Sub-Account
Dividends	$18,631	$6,343	$—	$—	$6,966
Expenses:
Mortality and expense risk charges	(11,517)	(3,724)	(5,140)	(4,940)	(10,243)
Total Expenses	(11,517)	(3,724)	(5,140)	(4,940)	(10,243)
Net Investment income (loss)	7,114	2,619	(5,140)	(4,940)	(3,277)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(22,113)	(11,628)	39,013	(2,021,619)	(12,339)
Net realized gain on distributions	15,029	—	—	384,129	98,140
Net unrealized appreciation (depreciation) of Investments during the year	106,573	31,813	150,991	1,381,172	207,976
Net gain (loss) on investments	99,489	20,185	190,004	(256,318)	293,777
Net increase (decrease) in net assets resulting from operations	$106,603	$22,804	$184,864	$(261,258)	$290,500

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Nuveen NWQ International Value Fund Sub-Account	The Oakmark International Small Cap Fund Sub-Account	The Oakmark Equity and Income Fund Sub-Account	Invesco Capital Appreciation Fund Sub-Account (21)	Invesco Oppenheimer Global Fund Sub-Account
Dividends	$1,939	$7,956	$97	$—	$—
Expenses:
Mortality and expense risk charges	(808)	(1,215)	(82)	(5,735)	(20,296)
Total Expenses	(808)	(1,215)	(82)	(5,735)	(20,296)
Net Investment income (loss)	1,131	6,741	15	(5,735)	(20,296)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,938)	(5,828)	(1,004,098)	32,320	202,293
Net realized gain on distributions	—	—	364	37,306	322,524
Net unrealized appreciation (depreciation) of Investments during the year	4,273	15,949	2,555	284,138	765,670
Net gain (loss) on investments	2,335	10,121	(1,001,179)	353,764	1,290,487
Net increase (decrease) in net assets resulting from operations	$3,466	$16,862	$(1,001,164)	$348,029	$1,270,191

(1)  Invesco Mid Cap Core Equity Fund merged with Invesco Main Street Mid Cap Fund, Effective 4/17/2020

(21)  Formerly Invesco Oppenheimer Capital Appreciation Fund, Name changed to Invesco Capital Appreciation Fund, Effective 9/30/2020

(22)  Formerly Invesco Oppenheimer Global Opportunities Fund, Name changed to Invesco Global Opportunities Fund, Effective 9/30/2020

(23)  Formerly Invesco Oppenheimer Main Street Fund, Name changed to Invesco Main Street Fund, Effective 9/30/2020

(24)  Formerly Invesco Oppenheimer Global Strategic Income Fund, Name changed to Invesco Global Strategic Income Fund, Effective 9/30/2020

(25)  Formerly Invesco Oppenheimer Main Street Mid Cap Fund, Name changed to Invesco Main Street Mid Cap Fund, Effective 9/30/2020

The accompanying notes are an integral part of these financial statements.

	Invesco Global Opportunities Fund Sub-Account (22)	Invesco Oppenheimer International Growth Fund Sub-Account	Invesco Main Street Fund Sub-Account (23)	Invesco Global Strategic Income Fund Sub-Account (24)	Invesco Main Street Mid Cap Fund Sub-Account (1)(25)
Dividends	$—	$—	$3,505	$17,470	$—
Expenses:
Mortality and expense risk charges	(3,658)	(6,215)	(3,732)	(5,315)	(16,203)
Total Expenses	(3,658)	(6,215)	(3,732)	(5,315)	(16,203)
Net Investment income (loss)	(3,658)	(6,215)	(227)	12,155	(16,203)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,977	496,260	856	(15,463)	(21,737)
Net realized gain on distributions	34,980	112,786	9,865	—	80,106
Net unrealized appreciation (depreciation) of Investments during the year	89,501	(510,987)	47,580	16,144	238,449
Net gain (loss) on investments	128,458	98,059	58,301	681	296,818
Net increase (decrease) in net assets resulting from operations	$124,800	$91,844	$58,074	$12,836	$280,615

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Invesco Developing Markets Fund Sub-Account	Invesco International Bond Fund Sub-Account (27)	Invesco Oppenheimer Mid Cap Value Fund Sub-Account	Invesco Main Street All Cap Fund Sub-Account (28)	Invesco Gold & Special Minerals Fund Sub-Account (29)
Dividends	$3,340	$105,395	$538	$7,378	$30,444
Expenses:
Mortality and expense risk charges	(18,921)	(24,959)	(1,002)	(9,243)	(15,130)
Total Expenses	(18,921)	(24,959)	(1,002)	(9,243)	(15,130)
Net Investment income (loss)	(15,581)	80,436	(464)	(1,865)	15,314
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	135,556	(54,395)	(106,100)	8,508	51,465
Net realized gain on distributions	—	—	—	6,919	—
Net unrealized appreciation (depreciation) of Investments during the year	504,545	216,814	(7,154)	247,123	362,321
Net gain (loss) on investments	640,101	162,419	(113,254)	262,550	413,786
Net increase (decrease) in net assets resulting from operations	$624,520	$242,855	$(113,718)	$260,685	$429,100

(27)  Formerly Invesco Oppenheimer International Bond Fund, Name changed to Invesco International Bond Fund, Effective 9/30/2020

(28)  Formerly Invesco Oppenheimer Main Street All Cap Fund® Name changed to Invesco Main Street All Cap Fund, Effective 9/30/2020

(29)  Formerly Invesco Oppenheimer Gold & Special Minerals Fund, Name changed to Invesco Gold & Special Minerals Fund, Effective 9/30/2020

(30)  Formerly Invesco Oppenheimer International Diversified Fund, Name changed to Invesco International Diversified Fund, Effective 9/30/2020

(31)  Formerly Invesco Oppenheimer Rising Dividends Fund, Name changed to Invesco Rising Dividends Fund, Effective 9/30/2020

The accompanying notes are an integral part of these financial statements.

	Invesco Oppenheimer Real Estate Fund Sub-Account	Invesco Oppenheimer Equity Income Fund Sub-Account	Invesco International Diversified Fund Sub-Account (30)	Invesco Rising Dividends Fund Sub-Account (31)	Putnam Global Equity Fund Sub-Account
Dividends	$—	$48	$2,163	$60	$79
Expenses:
Mortality and expense risk charges	(1,903)	(17)	(2,109)	(110)	(372)
Total Expenses	(1,903)	(17)	(2,109)	(110)	(372)
Net Investment income (loss)	(1,903)	31	54	(50)	(293)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(124,297)	(1,136)	3,570	(2,490)	722
Net realized gain on distributions	21,900	137	656	253	399
Net unrealized appreciation (depreciation) of Investments during the year	(36,845)	(86)	42,162	662	(1,319)
Net gain (loss) on investments	(139,242)	(1,085)	46,388	(1,575)	(198)
Net increase (decrease) in net assets resulting from operations	$(141,145)	$(1,054)	$46,442	$(1,625)	$(491)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Putnam VT High Yield Fund Sub-Account	Putnam VT Emerging Markets Equity Fund Sub-Account (32)	Putnam VT Sustainable Leaders Fund Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	Pioneer Disciplined Value Fund Sub-Account
Dividends	$23,426	$58	$1,358	$1,784	$2,431
Expenses:
Mortality and expense risk charges	(2,804)	(951)	(2,236)	(1,071)	(1,462)
Total Expenses	(2,804)	(951)	(2,236)	(1,071)	(1,462)
Net Investment income (loss)	20,622	(893)	(878)	713	969
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(12,332)	(547)	5,631	(31,993)	(1,044)
Net realized gain on distributions	—	—	28,436	—	—
Net unrealized appreciation (depreciation) of Investments during the year	7,938	32,113	52,589	25,135	15,284
Net gain (loss) on investments	(4,394)	31,566	86,656	(6,858)	14,240
Net increase (decrease) in net assets resulting from operations	$16,228	$30,673	$85,778	$(6,145)	$15,209

(32)  Formerly Putnam VT International Growth Fund, Name changed to Putnam VT Emerging Markets Equity Fund, Effective 9/30/2020

(33)  Formerly AllianzGI NFJ International Value Fund, Name changed to AllianzGI International Value Fund, Effective 4/30/2020

(34)  Formerly AllianzGI NFJ Small-Cap Value Fund, Name changed to AllianzGI Small-Cap Value Fund, Effective 4/30/2020

(35)  Formerly AllianzGI NFJ Dividend Value Fund, Name changed to AllianzGI Dividend Value Fund, Effective 4/30/2020

The accompanying notes are an integral part of these financial statements.

	Pioneer Equity Income Fund Sub-Account	Pioneer Fundamental Growth Fund Sub-Account	AllianzGI International Value Fund Sub-Account (33)	AllianzGI Small-Cap Value Fund Sub-Account (34)	AllianzGI Dividend Value Fund Sub-Account (35)
Dividends	$787	$—	$435	$14,573	$57,594
Expenses:
Mortality and expense risk charges	(554)	(964)	(144)	(5,463)	(28,585)
Total Expenses	(554)	(964)	(144)	(5,463)	(28,585)
Net Investment income (loss)	233	(964)	291	9,110	29,009
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	166	592	(22)	(174,158)	(217,463)
Net realized gain on distributions	—	10,287	—	3,011	125
Net unrealized appreciation (depreciation) of Investments during the year	48,756	15,506	2,267	76,683	87,721
Net gain (loss) on investments	48,922	26,385	2,245	(94,464)	(129,617)
Net increase (decrease) in net assets resulting from operations	$49,155	$25,421	$2,536	$(85,354)	$(100,608)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	AMG GW&K MID CAP Fund Sub-Account (36)	PIMCO Total Return Fund Sub-Account	PIMCO Emerging Markets Bond Fund Sub-Account	PIMCO Real Return Fund Sub-Account	Pioneer Fund Sub-Account
Dividends	$121	$350,999	$18,201	$252,493	$3,972
Expenses:
Mortality and expense risk charges	(268)	(103,155)	(3,631)	(43,034)	(7,975)
Total Expenses	(268)	(103,155)	(3,631)	(43,034)	(7,975)
Net Investment income (loss)	(147)	247,844	14,570	209,459	(4,003)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	255	32,276	(3,599)	85,021	7,059
Net realized gain on distributions	8,341	574,729	—	—	45,840
Net unrealized appreciation (depreciation) of Investments during the year	(2,378)	330,912	10,173	849,981	135,670
Net gain (loss) on investments	6,218	937,917	6,574	935,002	188,569
Net increase (decrease) in net assets resulting from operations	$6,071	$1,185,761	$21,144	$1,144,461	$184,566

(36)  Formerly AMG Managers Cadence Mid Cap Fund, Name changed to AMG GW&K Mid Cap Fund, Effective 10/8/2020

The accompanying notes are an integral part of these financial statements.

	Pioneer High Yield Fund Sub-Account	Pioneer Strategic Income Fund Sub-Account	Pioneer Mid Cap Value Fund Sub-Account	Pioneer Select Mid Cap Growth Fund Sub-Account	PIMCO Total Return ESG Fund Sub-Account
Dividends	$48,929	$155,260	$8,406	$—	$18,668
Expenses:
Mortality and expense risk charges	(5,699)	(18,466)	(7,959)	(8,438)	(1,641)
Total Expenses	(5,699)	(18,466)	(7,959)	(8,438)	(1,641)
Net Investment income (loss)	43,230	136,794	447	(8,438)	17,027
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3,350)	(15,711)	(12,991)	2,764	687
Net realized gain on distributions	—	—	—	158,556	44,610
Net unrealized appreciation (depreciation) of Investments during the year	(13,553)	157,888	45,381	208,168	(26,529)
Net gain (loss) on investments	(16,903)	142,177	32,390	369,488	18,768
Net increase (decrease) in net assets resulting from operations	$26,327	$278,971	$32,837	$361,050	$35,795

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Putnam Equity Income Fund Sub-Account	Putnam High Yield Fund Sub-Account	Putnam International Equity Fund Sub-Account	Putnam Sustainable Leaders Fund Sub-Account	Putnam International Capital Opportunities Fund Sub-Account
Dividends	$12,917	$41,944	$3,857	$4	$1,978
Expenses:
Mortality and expense risk charges	(6,011)	(6,902)	(1,072)	(8)	(1,753)
Total Expenses	(6,011)	(6,902)	(1,072)	(8)	(1,753)
Net Investment income (loss)	6,906	35,042	2,785	(4)	225
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	21,934	(27,026)	2,362	5	1,133
Net realized gain on distributions	38,529	—	4,811	89	8,540
Net unrealized appreciation (depreciation) of Investments during the year	(15,826)	11,290	24,829	203	13,518
Net gain (loss) on investments	44,637	(15,736)	32,002	297	23,191
Net increase (decrease) in net assets resulting from operations	$51,543	$19,306	$34,787	$293	$23,416

The accompanying notes are an integral part of these financial statements.

	Putnam Small Cap Growth Fund Sub-Account	Royce Total Return Fund Sub-Account	Royce Smaller-Companies Growth Fund Sub-Account	Royce Small-Cap Value Fund Sub-Account	Columbia Large Cap Value Fund Sub-Account
Dividends	$—	$14,940	$—	$3,221	$1,934
Expenses:
Mortality and expense risk charges	(1,129)	(5,260)	(1,786)	(1,917)	(678)
Total Expenses	(1,129)	(5,260)	(1,786)	(1,917)	(678)
Net Investment income (loss)	(1,129)	9,680	(1,786)	1,304	1,256
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	611	(32,085)	(24,556)	(41,181)	2,659
Net realized gain on distributions	10,828	144,544	56,344	3,963	—
Net unrealized appreciation (depreciation) of Investments during the year	55,284	(51,497)	164,884	(6,907)	2,514
Net gain (loss) on investments	66,723	60,962	196,672	(44,125)	5,173
Net increase (decrease) in net assets resulting from operations	$65,594	$70,642	$194,886	$(42,821)	$6,429

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Columbia Small/Mid Cap Value Fund Sub-Account	RidgeWorth Ceredex Small Cap Value Equity Fund Sub-Account	RidgeWorth Ceredex Mid-Cap Value Equity Fund Sub-Account	RidgeWorth Seix Total Return Bond Fund Sub-Account	RidgeWorth Ceredex Large Cap Value Equity Fund Sub-Account
Dividends	$740	$2,278	$5,309	$208	$318
Expenses:
Mortality and expense risk charges	(1,210)	(5,146)	(6,902)	(117)	(159)
Total Expenses	(1,210)	(5,146)	(6,902)	(117)	(159)
Net Investment income (loss)	(470)	(2,868)	(1,593)	91	159
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(48,068)	(40,008)	(214,710)	2,701	(1,264)
Net realized gain on distributions	543	6,014	15,260	—	1,683
Net unrealized appreciation (depreciation) of Investments during the year	3,264	49,067	(6,013)	135	1,716
Net gain (loss) on investments	(44,261)	15,073	(205,463)	2,836	2,135
Net increase (decrease) in net assets resulting from operations	$(44,731)	$12,205	$(207,056)	$2,927	$2,294

The accompanying notes are an integral part of these financial statements.

	DWS Real Estate Securities Fund Sub-Account	DWS Equity Dividend Fund Sub-Account	DWS Capital Growth Fund Sub-Account	DWS Enhanced Emerging Markets Fixed Income Sub-Account	SSgA S&P 500 Index Fund Sub-Account
Dividends	$308	$4,303	$—	$529	$37,567
Expenses:
Mortality and expense risk charges	(152)	(1,190)	(243)	(139)	(12,489)
Total Expenses	(152)	(1,190)	(243)	(139)	(12,489)
Net Investment income (loss)	156	3,113	(243)	390	25,078
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(11)	150	39	(641)	86,398
Net realized gain on distributions	288	5,951	1,507	—	315,620
Net unrealized appreciation (depreciation) of Investments during the year	(1,649)	(29,784)	5,250	(32)	(64,220)
Net gain (loss) on investments	(1,372)	(23,683)	6,796	(673)	337,798
Net increase (decrease) in net assets resulting from operations	$(1,216)	$(20,570)	$6,553	$(283)	$362,876

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	DWS Core Equity VIP Sub-Account	DWS Global Growth Fund Sub-Account	Select Overseas Fund Sub-Account	MassMutual Select Total Return Bond Fund Sub-Account	MassMutual Blue Chip Growth Fund Sub-Account
Dividends	$226	$1,047	$530	$5,168	$—
Expenses:
Mortality and expense risk charges	(117)	(1,147)	(1,366)	(1,495)	(4)
Total Expenses	(117)	(1,147)	(1,366)	(1,495)	(4)
Net Investment income (loss)	109	(100)	(836)	3,673	(4)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	9	237	5,063	1,701	337,537
Net realized gain on distributions	766	—	5,165	10,737	2,022,944
Net unrealized appreciation (depreciation) of Investments during the year	1,720	35,096	20,855	5,867	5,375,830
Net gain (loss) on investments	2,495	35,333	31,083	18,305	7,736,311
Net increase (decrease) in net assets resulting from operations	$2,604	$35,233	$30,247	$21,978	$7,736,307

The accompanying notes are an integral part of these financial statements.

	Select T. Rowe Price/ Frontier MC Gr II Fund Sub-Account	Select Western Strategic Bond Fund Sub-Account	ClearBridge Appreciation Fund Sub-Account	ClearBridge Aggressive Growth Fund Sub-Account	ClearBridge All Cap Value Fund Sub-Account
Dividends	$—	$142,103	$4,980	$78	$385
Expenses:
Mortality and expense risk charges	(983)	(796)	(4,511)	(505)	(310)
Total Expenses	(983)	(796)	(4,511)	(505)	(310)
Net Investment income (loss)	(983)	141,307	469	(427)	75
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	8,638	11,702	(1,007)	7,950	(112)
Net realized gain on distributions	82,534	120,618	21,466	7,502	823
Net unrealized appreciation (depreciation) of Investments during the year	115,066	(81,187)	53,484	3,361	(1,492)
Net gain (loss) on investments	206,238	51,133	73,943	18,813	(781)
Net increase (decrease) in net assets resulting from operations	$205,255	$192,440	$74,412	$18,386	$(706)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	ClearBridge Mid Cap Fund Sub-Account	ClearBridge Small Cap Growth Fund Sub-Account	Thornburg International Value Fund Sub-Account	Thornburg Core Growth Fund Sub-Account (37)	Thornburg Small/Mid Cap Growth Fund Sub-Account (38)
Dividends	$—	$—	$1,926	$—	$—
Expenses:
Mortality and expense risk charges	(6,560)	(6,454)	(19,930)	(6,382)	(6,618)
Total Expenses	(6,560)	(6,454)	(19,930)	(6,382)	(6,618)
Net Investment income (loss)	(6,560)	(6,454)	(18,004)	(6,382)	(6,618)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	11,649	39,176	(35,456)	161,946	32,876
Net realized gain on distributions	106,409	77,584	93,038	—	60,906
Net unrealized appreciation (depreciation) of Investments during the year	136,659	245,733	577,941	(405,395)	208,696
Net gain (loss) on investments	254,717	362,493	635,523	(243,449)	302,478
Net increase (decrease) in net assets resulting from operations	$248,157	$356,039	$617,519	$(249,831)	$295,860

(37)  Formerly Thornburg Value Fund, Name changed to Thornburg Core Growth Fund, Effective 12/21/2020

(38)  Formerly Thornburg Core Growth Fund, Name changed to Thornburg Small/Mid Cap Growth Fund, Effective 12/21/2020

The accompanying notes are an integral part of these financial statements.

	Timothy Plan Large/Mid Cap Value Fund Sub-Account	T. Rowe Price Growth Stock Fund, Inc. Sub-Account	T. Rowe Price Equity Income Fund Sub-Account	T. Rowe Price Retirement 2010 Fund Sub-Account	T. Rowe Price Retirement 2020 Fund Sub-Account
Dividends	$288	$—	$23,973	$9,824	$130,801
Expenses:
Mortality and expense risk charges	(1,207)	(56,176)	(10,274)	(6,240)	(75,062)
Total Expenses	(1,207)	(56,176)	(10,274)	(6,240)	(75,062)
Net Investment income (loss)	(919)	(56,176)	13,699	3,584	55,739
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	625	334,606	(15,642)	10,757	127,243
Net realized gain on distributions	5,565	246,956	19,673	58,946	915,607
Net unrealized appreciation (depreciation) of Investments during the year	16,249	1,439,746	(19,051)	(6,318)	104,404
Net gain (loss) on investments	22,439	2,021,308	(15,020)	63,385	1,147,254
Net increase (decrease) in net assets resulting from operations	$21,520	$1,965,132	$(1,321)	$66,969	$1,202,993

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	T. Rowe Price Retirement 2030 Fund Sub-Account	T. Rowe Price Retirement 2040 Fund Sub-Account	T. Rowe Price Retirement 2050 Fund Sub-Account	T. Rowe Price Retirement Balanced Fund Sub-Account	UBS Global Allocation Fund Sub-Account
Dividends	$141,745	$50,678	$29,527	$8,926	$81
Expenses:
Mortality and expense risk charges	(106,696)	(61,664)	(35,652)	(6,840)	(109)
Total Expenses	(106,696)	(61,664)	(35,652)	(6,840)	(109)
Net Investment income (loss)	35,049	(10,986)	(6,125)	2,086	(28)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	172,016	113,254	45,990	4,800	24
Net realized gain on distributions	764,189	399,088	209,968	70,615	170
Net unrealized appreciation (depreciation) of Investments during the year	1,362,365	919,460	659,699	14,972	1,600
Net gain (loss) on investments	2,298,570	1,431,802	915,657	90,387	1,794
Net increase (decrease) in net assets resulting from operations	$2,333,619	$1,420,816	$909,532	$92,473	$1,766

The accompanying notes are an integral part of these financial statements.

	UBS US Allocation Fund Sub-Account	Vanguard Small-Cap Index Fund Sub-Account	Vanguard Mid-Cap Index Fund Sub-Account	Vanguard Total Bond Market Index Fund Sub-Account	Vanguard Total Stock Market Index Fund Sub-Account
Dividends	$—	$46,935	$38,264	$27,786	$8,918
Expenses:
Mortality and expense risk charges	—	—	—	—	—
Total Expenses	—	—	—	—	—
Net Investment income (loss)	—	46,935	38,264	27,786	8,918
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	124	89,583	89,257	15,003	736,927
Net realized gain on distributions	1	—	—	1,917	—
Net unrealized appreciation (depreciation) of Investments during the year	(96)	503,189	279,823	48,369	(833,537)
Net gain (loss) on investments	29	592,772	369,080	65,289	(96,610)
Net increase (decrease) in net assets resulting from operations	$29	$639,707	$407,344	$93,075	$(87,692)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Victory Diversified Stock Fund Sub-Account	Victory Special Value Fund Sub-Account	Victory Sycamore Small Company Opportunity Fund Sub-Account	Victory Sycamore Established Value Fund Sub-Account	Invesco Small Cap Discovery Fund Sub-Account
Dividends	$1,173	$31	$11,525	$106,830	$—
Expenses:
Mortality and expense risk charges	(3,532)	(8,411)	(16,059)	(4,841)	(3,927)
Total Expenses	(3,532)	(8,411)	(16,059)	(4,841)	(3,927)
Net Investment income (loss)	(2,359)	(8,380)	(4,534)	101,989	(3,927)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(608)	60,264	(91,573)	(30,855)	(443,799)
Net realized gain on distributions	11,946	36,891	11,496	360,891	80,803
Net unrealized appreciation (depreciation) of Investments during the year	51,234	38,164	143,010	113,189	256,666
Net gain (loss) on investments	62,572	135,319	62,933	443,225	(106,330)
Net increase (decrease) in net assets resulting from operations	$60,213	$126,939	$58,399	$545,214	$(110,257)

The accompanying notes are an integral part of these financial statements.

	Invesco Comstock Fund Sub-Account	Invesco Equity and Income Fund Sub-Account	Invesco Growth and Income Fund Sub-Account	Invesco Mid Cap Growth Fund Sub-Account	Invesco Quality Income Fund Sub-Account
Dividends	$102,088	$231,007	$38,163	$—	$43
Expenses:
Mortality and expense risk charges	(13,503)	(51,801)	(14,656)	(3,239)	(11)
Total Expenses	(13,503)	(51,801)	(14,656)	(3,239)	(11)
Net Investment income (loss)	88,585	179,206	23,507	(3,239)	32
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(64,200)	(78,193)	(210,698)	(162,690)	(2)
Net realized gain on distributions	—	179,594	41,848	—	—
Net unrealized appreciation (depreciation) of Investments during the year	(178,665)	836,974	21,114	76,299	17
Net gain (loss) on investments	(242,865)	938,375	(147,736)	(86,391)	15
Net increase (decrease) in net assets resulting from operations	$(154,280)	$1,117,581	$(124,229)	$(89,630)	$47

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Invesco Small Cap Value Fund Sub-Account	Invesco American Value Fund Sub-Account	Invesco Value Opportunities Fund Sub-Account	Invesco Diversified Dividend Fund Sub-Account	Invesco American Franchise Fund Sub-Account
Dividends	$2,127	$1,545	$1,301	$11,991	$—
Expenses:
Mortality and expense risk charges	(4,985)	(3,298)	(1,617)	(2,978)	(4,383)
Total Expenses	(4,985)	(3,298)	(1,617)	(2,978)	(4,383)
Net Investment income (loss)	(2,858)	(1,753)	(316)	9,013	(4,383)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(54,561)	8,863	(4,346)	(633)	36,193
Net realized gain on distributions	—	—	—	7,771	79,601
Net unrealized appreciation (depreciation) of Investments during the year	125,256	117,664	23,521	(18,150)	161,775
Net gain (loss) on investments	70,695	126,527	19,175	(11,012)	277,569
Net increase (decrease) in net assets resulting from operations	$67,837	$124,774	$18,859	$(1,999)	$273,186

The accompanying notes are an integral part of these financial statements.

	Invesco Global Core Equity Fund Sub-Account	Vanguard 500 Index Fund Sub-Account	Wells Fargo International Equity Fund Sub-Account	Wells Fargo Core Bond Fund Sub-Account	Columbia Seligman Communications and Information Fund Sub-Account
Dividends	$92	$107,638	$394	$1,190	$3,180
Expenses:
Mortality and expense risk charges	(589)	—	(292)	(731)	(3,577)
Total Expenses	(589)	—	(292)	(731)	(3,577)
Net Investment income (loss)	(497)	107,638	102	459	(397)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	24	434,694	(2,016)	777	1,931
Net realized gain on distributions	10,475	—	—	3,789	75,697
Net unrealized appreciation (depreciation) of Investments during the year	(3,137)	695,051	1,462	(538)	167,532
Net gain (loss) on investments	7,362	1,129,745	(554)	4,028	245,160
Net increase (decrease) in net assets resulting from operations	$6,865	$1,237,383	$(452)	$4,487	$244,763

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Columbia Seligman Global Technology Fund Sub-Account	Columbia Select Small Cap Value Fund Sub-Account	TIAA-CREF Large Cap Value Index Fund Sub-Account	TIAA-CREF Large Cap Growth Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account
Dividends	$1,806	$1	$70,549	$20,520	$6,999
Expenses:
Mortality and expense risk charges	(3,491)	(3)	(3,513)	(6,688)	(2,510)
Total Expenses	(3,491)	(3)	(3,513)	(6,688)	(2,510)
Net Investment income (loss)	(1,685)	(2)	67,036	13,832	4,489
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,760	—	(10,994)	312,462	1,503
Net realized gain on distributions	63,274	22	—	49,984	3,315
Net unrealized appreciation (depreciation) of Investments during the year	158,164	16	167,354	848,920	10,157
Net gain (loss) on investments	227,198	38	156,360	1,211,366	14,975
Net increase (decrease) in net assets resulting from operations	$225,513	$36	$223,396	$1,225,198	$19,464

The accompanying notes are an integral part of these financial statements.

	TIAA-CREF Equity Index Fund Sub-Account	MassMutual Select Equity Opportunities Fund Sub-Account	MM MSCI EAFE® International Index Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2020 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2025 Fund Sub-Account
Dividends	$58,367	$21,382	$8,584	$19,370	$50,075
Expenses:
Mortality and expense risk charges	(8,253)	—	(2,165)	(3,925)	(9,728)
Total Expenses	(8,253)	—	(2,165)	(3,925)	(9,728)
Net Investment income (loss)	50,114	21,382	6,419	15,445	40,347
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	143,935	6,425	(1,352)	(1,113)	(618)
Net realized gain on distributions	—	101,646	5,469	12,590	51,234
Net unrealized appreciation (depreciation) of Investments during the year	702,935	133,206	29,915	40,037	98,680
Net gain (loss) on investments	846,870	241,277	34,032	51,514	149,296
Net increase (decrease) in net assets resulting from operations	$896,984	$262,659	$40,451	$66,959	$189,643

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	MassMutual RetireSMARTSM by JPMorgan 2030 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2035 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2040 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2045 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2050 Fund Sub-Account
Dividends	$45,310	$27,077	$37,316	$17,740	$10,075
Expenses:
Mortality and expense risk charges	(13,871)	(8,526)	(11,096)	(7,302)	(4,052)
Total Expenses	(13,871)	(8,526)	(11,096)	(7,302)	(4,052)
Net Investment income (loss)	31,439	18,551	26,220	10,438	6,023
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(10,738)	(6,864)	(40,728)	8,597	(23,121)
Net realized gain on distributions	43,434	30,947	—	29,306	1,959
Net unrealized appreciation (depreciation) of Investments during the year	153,784	124,188	322,588	149,612	123,084
Net gain (loss) on investments	186,480	148,271	281,860	187,515	101,922
Net increase (decrease) in net assets resulting from operations	$217,919	$166,822	$308,080	$197,953	$107,945

The accompanying notes are an integral part of these financial statements.

	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2055 Fund Sub-Account	American Century Heritage Fund Sub-Account	ClearBridge Small Cap Value Fund Sub-Account	North Square Oak Ridge Small Cap Growth Fund Sub-Account
Dividends	$14,556	$5,401	$—	$32	$—
Expenses:
Mortality and expense risk charges	(852)	(2,655)	(6,217)	(38)	(2,376)
Total Expenses	(852)	(2,655)	(6,217)	(38)	(2,376)
Net Investment income (loss)	13,704	2,746	(6,217)	(6)	(2,376)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	23,289	48	(9,461)	(13)	(58,639)
Net realized gain on distributions	11,632	14,334	183,404	10	31,292
Net unrealized appreciation (depreciation) of Investments during the year	2,422	57,634	207,287	860	103,193
Net gain (loss) on investments	37,343	72,016	381,230	857	75,846
Net increase (decrease) in net assets resulting from operations	$51,047	$74,762	$375,013	$851	$73,470

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Invesco Intermediate Bond Factor Fund Sub-Account (39)	MassMutual Premier Strategic Emerging Markets Fund Sub-Account	MassMutual Premier Small Cap Opportunities Fund Sub-Account	MassMutual Select Small Cap Growth Equity Fund Sub-Account	Fidelity VIP Freedom 2035 Portfolio Sub-Account
Dividends	$202	$—	$3,355	$—	$436
Expenses:
Mortality and expense risk charges	(122)	(107)	(808)	—	(135)
Total Expenses	(122)	(107)	(808)	—	(135)
Net Investment income (loss)	80	(107)	2,547	—	301
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	32	(4)	(2,777)	13,400	30
Net realized gain on distributions	378	155	56,976	305,557	649
Net unrealized appreciation (depreciation) of Investments during the year	95	1,434	98,354	639,918	16,287
Net gain (loss) on investments	505	1,585	152,553	958,875	16,966
Net increase (decrease) in net assets resulting from operations	$585	$1,478	$155,100	$958,875	$17,267

(39)  Formerly Invesco Oppenheimer Intermediate Income Fund, Name chaned to Invesco Intermediate Bond Factor Fund, Effective 9/30/2020

(42)  JPMorgan Mid Cap Growth Fund, Newly funded on June 19, 2020

(43)  Invesco Discovery Mid Cap Growth Fund, Newly funded on April 17, 2020

The accompanying notes are an integral part of these financial statements.

	Fidelity VIP Freedom 2050 Portfolio Sub-Account	Ivy Small Cap Growth Fund Sub-Account	JPMorgan Mid Cap Growth Fund Sub-Account (42)	Invesco Discovery Mid Cap Growth Fund Sub-Account (43)	T. Rowe Price Retirement 2060 Fund Sub-Account
Dividends	$4	$—	$—	$—	$257
Expenses:
Mortality and expense risk charges	(1)	(635)	—	(9,366)	(246)
Total Expenses	(1)	(635)	—	(9,366)	(246)
Net Investment income (loss)	3	(635)	—	(9,366)	11
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	—	15,303	10,046	44,358	36
Net realized gain on distributions	20	51,588	213,819	62,327	882
Net unrealized appreciation (depreciation) of Investments during the year	66	173,611	303,616	529,552	7,585
Net gain (loss) on investments	86	240,502	527,481	636,237	8,503
Net increase (decrease) in net assets resulting from operations	$89	$239,867	$527,481	$626,871	$8,514

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	MSIF Global Opportunity Portfolio Sub-Account	JPMorgan U.S. Government Money Market Fund Sub-Account	American Century U.S. Government Money Market Fund Sub-Account	Invesco Balanced-Risk Commodity Strategy Fund Sub-Account	Columbia Select International Equity Fund Sub-Account
Dividends	$—	$2,135	$2,087	$—	$113
Expenses:
Mortality and expense risk charges	(1,483)	(11,029)	(5,156)	(79)	(36)
Total Expenses	(1,483)	(11,029)	(5,156)	(79)	(36)
Net Investment income (loss)	(1,483)	(8,894)	(3,069)	(79)	77
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	14,760	—	—	(672)	805
Net realized gain on distributions	2,416	—	—	—	676
Net unrealized appreciation (depreciation) of Investments during the year	59,723	—	—	854	(1,736)
Net gain (loss) on investments	76,899	—	—	182	(255)
Net increase (decrease) in net assets resulting from operations	$75,416	$(8,894)	$(3,069)	$103	$(178)

(40)  Formerly Columbia Large Cap Growth III Name changed to Columbia Large Cap Growth Opportunity Fund, Effective 1/10/2020

(44)  MassMutual RetireSMARTSM by JPMorgan 2060 Fund, Newly funded January 2, 2020

The accompanying notes are an integral part of these financial statements.

	Putnam Growth Opportunities Fund Sub-Account	John Hancock New Opportunities Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2060 Fund Sub-Account (44)	Columbia Large Cap Growth Opportunity Fund Sub-Account (40)	Victory RS Value Fund Sub-Account
Dividends	$—	$—	$407	$—	$—
Expenses:
Mortality and expense risk charges	(66)	(3,061)	(21)	(8,498)	—
Total Expenses	(66)	(3,061)	(21)	(8,498)	—
Net Investment income (loss)	(66)	(3,061)	386	(8,498)	—
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,785	860	2	16,624	(61,000)
Net realized gain on distributions	127	16,033	1,028	118,295	32,093
Net unrealized appreciation (depreciation) of Investments during the year	(4)	115,917	1,887	167,869	(48,628)
Net gain (loss) on investments	1,908	132,810	2,917	302,788	(77,535)
Net increase (decrease) in net assets resulting from operations	$1,842	$129,749	$3,303	$294,290	$(77,535)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	Pioneer Global Equity Fund Sub-Account	BlackRock Advantage Small Cap Growth Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2030 Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2035 Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2040 Fund Sub-Account
Dividends	$11,506	$—	$17	$485	$4
Expenses:
Mortality and expense risk charges	(8,092)	(5,551)	(4)	(466)	(27)
Total Expenses	(8,092)	(5,551)	(4)	(466)	(27)
Net Investment income (loss)	3,414	(5,551)	13	19	(23)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,253	(1,564)	—	45	(2,738)
Net realized gain on distributions	—	73,713	25	774	7
Net unrealized appreciation (depreciation) of Investments during the year	197,024	201,414	84	6,424	(373)
Net gain (loss) on investments	201,277	273,563	109	7,243	(3,104)
Net increase (decrease) in net assets resulting from operations	$204,691	$268,012	$122	$7,262	$(3,127)

The accompanying notes are an integral part of these financial statements.

	MassMutual Select T.Rowe Price Retire 2050 Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2055 Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2060 Fund Sub-Account	BlackRock S&P 500 Index V.I. Fund Sub-Account	Hartford International Equity Fund Sub-Account
Dividends	$11	$—	$48	$202,780	$5,076
Expenses:
Mortality and expense risk charges	(9)	(1)	(19)	(60,790)	(3,304)
Total Expenses	(9)	(1)	(19)	(60,790)	(3,304)
Net Investment income (loss)	2	(1)	29	141,990	1,772
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,005	121	96	113,885	1,695
Net realized gain on distributions	23	—	92	772,586	—
Net unrealized appreciation (depreciation) of Investments during the year	(773)	(92)	576	1,142,513	33,324
Net gain (loss) on investments	255	29	764	2,028,984	35,019
Net increase (decrease) in net assets resulting from operations	$257	$28	$793	$2,170,974	$36,791

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2020

	BNY Mellon Insight Core Plus Fund Sub-Account	Keeley Small Cap Dividend Value Fund Sub-Account	Hartford Global Impact Fund Sub-Account	Invesco Dividend Income Fund Sub-Account (45)	AB Sustainable Global Thematic Fund Sub-Account (46)
Dividends	$18,176	$10,846	$153	$106	$2,112
Expenses:
Mortality and expense risk charges	(3,677)	(1,841)	(343)	(44)	—
Total Expenses	(3,677)	(1,841)	(343)	(44)	—
Net Investment income (loss)	14,499	9,005	(190)	62	2,112
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	9,424	(19,417)	1,817	1	—
Net realized gain on distributions	2,182	—	—	—	99,359
Net unrealized appreciation (depreciation) of Investments during the year	45,857	7,161	7,541	909	126,785
Net gain (loss) on investments	57,463	(12,256)	9,358	910	226,144
Net increase (decrease) in net assets resulting from operations	$71,962	$(3,251)	$9,168	$972	$228,256

(8)  Columbia Select International Equity Fund merged with Columbia Acorn International Select Fund, Effective 8/7/2020

(45)  Invesco Dividend Income Fund, Newly funded on April 17, 2020

(46)  AB Sustainable Global Thematic Fund, Newly funded on July 16, 2020

(47)  AllianzGI Global Water Fund, Newly funded on July 17, 2020

(48)  MassMutual Premier Global Fund, on September 2, 2020

(49)  Columbia Acorn International Select Fund, Newly funded August 7, 2020

The accompanying notes are an integral part of these financial statements.

	AllianzGI Global Water Fund Sub-Account (47)	MassMutual Premier Global Fund Sub-Account (48)	Columbia Acorn International Select Fund Sub-Account (8)(49)	MM Russell 2000® Small Cap Index Fund Sub-Account
Dividends	$4,724	$—	$—	$1,238
Expenses:
Mortality and expense risk charges	—	—	(20)	(1,851)
Total Expenses	—	—	(20)	(1,851)
Net Investment income (loss)	4,724	—	(20)	(613)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(63)	—	8	(2,808)
Net realized gain on distributions	13,401	5,622	—	7,164
Net unrealized appreciation (depreciation) of Investments during the year	94,141	6,152	731	25,439
Net gain (loss) on investments	107,479	11,774	739	29,795
Net increase (decrease) in net assets resulting from operations	$112,203	$11,774	$719	$29,182

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (concluded)
For the Year Ended December 31, 2020

	MM S&P 500® Index Fund Sub-Account	MM S&P Mid Cap Index Fund Sub-Account	Russell Balanced Strategy Fund Sub-Account	Russell Conservative Strategy Fund Sub-Account
Dividends	$43,312	$16,378	$3,681	$240
Expenses:
Mortality and expense risk charges	(15,702)	(13,234)	(2,209)	(122)
Total Expenses	(15,702)	(13,234)	(2,209)	(122)
Net Investment income (loss)	27,610	3,144	1,472	118
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(22,561)	(16,700)	(2,634)	(76)
Net realized gain on distributions	391,491	116,712	—	54
Net unrealized appreciation (depreciation) of Investments during the year	35,709	154,336	14,938	561
Net gain (loss) on investments	404,639	254,348	12,304	539
Net increase (decrease) in net assets resulting from operations	$432,249	$257,492	$13,776	$657

The accompanying notes are an integral part of these financial statements.

	Russell Equity Growth Strategy Fund Sub-Account	Russell Growth Strategy Fund Sub-Account	Russell Moderate Strategy Fund Sub-Account
Dividends	$1	$3,629	$4,883
Expenses:
Mortality and expense risk charges	(4)	(4,247)	(3,201)
Total Expenses	(4)	(4,247)	(3,201)
Net Investment income (loss)	(3)	(618)	1,682
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	141	(1,494)	3,089
Net realized gain on distributions	—	335	—
Net unrealized appreciation (depreciation) of Investments during the year	1	35,494	10,507
Net gain (loss) on investments	142	34,335	13,596
Net increase (decrease) in net assets resulting from operations	$139	$33,717	$15,278

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2020

	American Century Equity Income Fund Sub-Account	American Century Growth Fund Sub-Account	American Century Ultra® Fund Sub-Account	American Century VP Balanced Fund Sub-Account	American Century VP International Fund Sub-Account
Net investment income (loss)	$529,567	$22,377	$(2,717)	$3,469	$31
Net realized gain (loss) on security transactions	(2,542,528)	5,797,283	23,159	4,999	(1,340)
Net realized gain on distributions	—	608,238	17,126	5,474	160
Net unrealized appreciation (depreciation) of investments during the year	1,877,058	(3,959,744)	139,716	51,769	(546)
Net increase (decrease) in net assets resulting from operations	(135,903)	2,468,154	177,284	65,711	(1,695)
Unit transactions:
Purchases	1,588,712	221,539	36,598	3,860	77
Net transfers	(2,876,235)	(23,664,171)	18,493	365,132	(9,267)
Surrenders for benefit payments and fees	(4,108,835)	(1,004,878)	(18,044)	(6,180)	—
Other transactions	28,534	(8)	(3)	1,110	(3)
Death benefits	—	—	—	—	—
Net loan activity	(60)	(8)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(5,367,884)	(24,447,526)	37,044	363,922	(9,193)
Net increase (decrease) in net assets	(5,503,787)	(21,979,372)	214,328	429,633	(10,888)
Net Assets:
Beginning of Period	32,874,140	23,605,799	423,797	157,128	10,889
End of Period	$27,370,353	$1,626,427	$638,125	$586,761	$1

(9)  Formerly American Century Large Company Value Fund, Name changed to American Century Focused Large Cap Value, Effective 12/10/2020

The accompanying notes are an integral part of these financial statements.

	American Century Small Cap Value Fund Sub-Account	American Century Focused Large Cap Value Sub-Account (9)	American Century Inflation-Adjusted Bond Fund Sub-Account	American Century Equity Growth Fund Sub-Account	American Century VP Income & Growth Fund Sub-Account
Net investment income (loss)	$8,391	$332	$242	$(161)	$2,397
Net realized gain (loss) on security transactions	(70,967)	(191)	48	90	296
Net realized gain on distributions	—	248	—	10,377	9,247
Net unrealized appreciation (depreciation) of investments during the year	356,626	(178)	12,553	1,674	9,983
Net increase (decrease) in net assets resulting from operations	294,050	211	12,843	11,980	21,923
Unit transactions:
Purchases	142,056	3,107	10,973	7,296	7,676
Net transfers	(45,418)	(2,350)	—	732	—
Surrenders for benefit payments and fees	(273,806)	(117)	(26)	(1,128)	(572)
Other transactions	16	—	(3)	(6)	(25)
Death benefits	—	—	—	—	—
Net loan activity	(18)	—	—	—	—
Net annuity transactions	—	—	—	—	(1,962)
Net increase (decrease) in net assets resulting from unit transactions	(177,170)	640	10,944	6,894	5,117
Net increase (decrease) in net assets	116,880	851	23,788	18,874	27,040
Net Assets:
Beginning of Period	3,478,602	44,640	135,518	81,716	191,255
End of Period	$3,595,482	$45,491	$159,306	$100,590	$218,295

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	American Century VP Ultra Fund Sub-Account	American Century VP Value Fund Sub-Account	American Century Mid Cap Value Fund Sub-Account	Invesco V.I. Small Cap Equity Fund Sub-Account	Invesco V.I. Diversified Dividend Fund Sub-Account
Net investment income (loss)	$(8,512)	$6,796	$5,564	$(325)	$711
Net realized gain (loss) on security transactions	144,178	60,869	(11,785)	178	1,758
Net realized gain on distributions	107,636	19,097	3,175	9,000	762
Net unrealized appreciation (depreciation) of investments during the year	252,188	(170,520)	(10,110)	17,916	(3,225)
Net increase (decrease) in net assets resulting from operations	495,490	(83,758)	(13,156)	26,769	6
Unit transactions:
Purchases	1,422	5,174	68,654	—	320
Net transfers	(33,371)	(266,526)	(118,649)	—	(181)
Surrenders for benefit payments and fees	(72,154)	(87,048)	(84,186)	(4,835)	(2,275)
Other transactions	13,623	(14)	19	(2)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	(2,260)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(90,480)	(350,674)	(134,162)	(4,837)	(2,137)
Net increase (decrease) in net assets	405,010	(434,433)	(147,317)	21,932	(2,131)
Net Assets:
Beginning of year	1,121,198	881,454	786,610	102,236	32,152
End of year	$1,526,208	$447,021	$639,293	$124,168	$30,021

(7)  Invesco Small Cap Discovery Fund merged with Invesco Small Cap Growth Fund, Effective 5/15/2020

The accompanying notes are an integral part of these financial statements.

	Invesco European Growth Fund Sub-Account	Invesco International Growth Fund Sub-Account	Invesco Mid Cap Core Equity Fund Sub-Account	Invesco Small Cap Growth Fund Sub-Account (7)	Invesco Real Estate Fund Sub-Account
Net investment income (loss)	$2,873	$(373)	$(28)	$(21,997)	$42,044
Net realized gain (loss) on security transactions	(1,725)	(3,429)	(80,538)	99,738	(219,240)
Net realized gain on distributions	—	35,702	4,756	573,658	204,042
Net unrealized appreciation (depreciation) of investments during the year	(4,842)	7,185	38,710	1,332,792	(477,650)
Net increase (decrease) in net assets resulting from operations	(3,694)	39,085	(37,100)	1,984,191	(450,804)
Unit transactions:
Purchases	21,337	48,700	6,119	272,420	327,752
Net transfers	(7,068)	(40,089)	(162,460)	1,555,896	204,013
Surrenders for benefit payments and fees	(6,974)	(36,618)	(1,412)	(468,207)	(684,164)
Other transactions	—	(4)	6	384	1,101
Death benefits	—	—	—	—	—
Net loan activity	—	(14)	—	(31)	(93)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	7,295	(28,025)	(157,747)	1,360,462	(151,391)
Net increase (decrease) in net assets	3,601	11,060	(194,847)	3,344,653	(602,195)
Net Assets:
Beginning of year	327,683	331,872	194,851	1,829,537	4,578,304
End of year	$331,284	$342,932	$4	$5,174,190	$3,976,109

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Invesco Small Cap Equity Fund Sub-Account	Invesco Emerging Markets All Cap Fund Sub-Account	American Century Diversified Bond Fund Sub-Account	Domini Impact Equity Fund Sub-Account	AB Global Bond Fund Sub-Account
Net investment income (loss)	$(2,256)	$22,382	$308	$6,569	$722
Net realized gain (loss) on security transactions	(59,200)	110,909	5,956	255,507	24
Net realized gain on distributions	21,991	113,490	4,255	1,458	894
Net unrealized appreciation (depreciation) of investments during the year	99,520	173,808	2,418	(138,517)	2,580
Net increase (decrease) in net assets resulting from operations	60,055	420,589	12,937	125,017	4,220
Unit transactions:
Purchases	43,559	228,284	35,971	93,391	21,042
Net transfers	(339,547)	(421,990)	(49,490)	(1,729,087)	(1,011)
Surrenders for benefit payments and fees	(32,916)	(147,104)	(52,628)	(112,642)	(840)
Other transactions	(12)	(196)	12	(13)	6
Death benefits	—	—	—	—	—
Net loan activity	(2)	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(328,918)	(341,006)	(66,135)	(1,748,351)	19,197
Net increase (decrease) in net assets	(268,863)	79,583	(53,198)	(1,623,334)	23,417
Net Assets:
Beginning of year	649,912	2,807,625	221,754	1,696,160	112,133
End of year	$381,049	$2,887,208	$168,556	$72,826	$135,550

The accompanying notes are an integral part of these financial statements.

	AB Global Risk Allocation Fund Sub-Account	AB Relative Value Fund Sub-Account	AB Sustainable International Thematic Fund Sub-Account	AB International Value Fund Sub-Account	AB Growth Fund Sub-Account
Net investment income (loss)	$3,934	$407	$(3,943)	$(133)	$(291)
Net realized gain (loss) on security transactions	(1,186)	(46)	20,855	(16,100)	559
Net realized gain on distributions	—	—	10,466	—	3,037
Net unrealized appreciation (depreciation) of investments during the year	10,382	1,400	116,528	22,700	10,971
Net increase (decrease) in net assets resulting from operations	13,130	1,761	143,906	6,467	14,276
Unit transactions:
Purchases	8,457	1,161	58,653	60,990	6,368
Net transfers	(26,293)	(40)	(61,935)	(21,936)	63
Surrenders for benefit payments and fees	(1,793)	(74)	(35,304)	(55,856)	(5,263)
Other transactions	(1)	—	(4)	13	(12)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(19,630)	1,047	(38,590)	(16,789)	1,156
Net increase (decrease) in net assets	(6,499)	2,808	105,316	(10,323)	15,432
Net Assets:
Beginning of year	192,009	78,644	449,135	700,186	40,637
End of year	$185,510	$81,452	$554,451	$689,863	$56,069

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	AB Discovery Growth Fund Sub-Account	AB Discovery Value Fund Sub-Account	AB Value Fund Sub-Account	AB High Income Fund Sub-Account	American Funds AMCAP Fund® Sub-Account
Net investment income (loss)	$(2,045)	$(1,303)	$18	$26,366	$(28,064)
Net realized gain (loss) on security transactions	12,873	(24,154)	(220)	(12,560)	79,266
Net realized gain on distributions	42,251	—	—	—	148,592
Net unrealized appreciation (depreciation) of investments during the year	61,617	43,171	292	4,616	462,973
Net increase (decrease) in net assets resulting from operations	114,696	17,714	90	18,422	662,767
Unit transactions:
Purchases	18,531	60,336	3,545	72,002	357,098
Net transfers	10,459	(38,732)	—	25,473	(44,357)
Surrenders for benefit payments and fees	(62,741)	(178,966)	(1,668)	(39,329)	(359,373)
Other transactions	(52)	(29)	(3)	12	1,071
Death benefits	—	—	—	—	—
Net loan activity	—	(5)	—	(5)	(3)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(33,803)	(157,396)	1,874	58,153	(45,564)
Net increase (decrease) in net assets	80,893	(139,682)	1,963	76,575	617,203
Net Assets:
Beginning of year	242,338	779,263	10,291	490,861	3,403,811
End of year	$323,231	$639,581	$12,254	$567,436	$4,021,014
The accompanying notes are an integral part of these financial statements.

	American Funds American Balanced Fund® Sub-Account	American Funds Capital Income Builder® Sub-Account	American Funds EuroPacific Growth Fund Sub-Account	American Funds Fundamental Investors FundSM Sub-Account	American Funds New Perspective Fund® Sub-Account
Net investment income (loss)	$91,638	$354,381	$(95,736)	$109,126	$(70,960)
Net realized gain (loss) on security transactions	290,686	140,214	1,592,968	306,686	327,539
Net realized gain on distributions	552,176	—	—	211,892	511,415
Net unrealized appreciation (depreciation) of investments during the year	1,052,235	(218,920)	2,598,292	1,594,486	2,332,612
Net increase (decrease) in net assets resulting from operations	1,986,735	275,675	4,095,524	2,222,190	3,100,606
Unit transactions:
Purchases	1,245,871	1,205,897	1,914,083	1,245,408	965,160
Net transfers	9,107,723	(231,689)	(6,588,486)	(81,500)	102,739
Surrenders for benefit payments and fees	(2,146,424)	(2,400,746)	(2,230,440)	(2,081,005)	(1,055,741)
Other transactions	49	285	522	(310)	(167)
Death benefits	—	—	—	—	—
Net loan activity	(176)	(98)	(231)	(104)	(73)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	8,207,043	(1,426,351)	(6,904,552)	(917,511)	11,918
Net increase (decrease) in net assets	10,193,778	(1,150,676)	(2,809,028)	1,304,679	3,112,524
Net Assets:
Beginning of year	10,023,583	16,182,257	25,665,785	16,948,817	9,853,336
End of year	$20,217,361	$15,031,581	$22,856,757	$18,253,496	$12,965,860

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	American Funds The Bond Fund of America® Sub-Account	American Funds The Growth Fund of America® Sub-Account	American Funds The Income Fund of America® Sub-Account	American Funds The Investment Company of America® Sub-Account	American Funds The New Economy Fund® Sub-Account
Net investment income (loss)	$31,742	$(305,198)	$244,200	$48,395	$(19,140)
Net realized gain (loss) on security transactions	64,393	2,039,745	129,153	137,426	90,950
Net realized gain on distributions	131,981	2,193,882	—	27,530	93,638
Net unrealized appreciation (depreciation) of investments during the year	148,330	11,165,680	45,324	1,030,776	744,586
Net increase (decrease) in net assets resulting from operations	376,446	15,094,109	418,677	1,244,127	910,034
Unit transactions:
Purchases	394,958	3,488,084	881,706	764,948	281,975
Net transfers	134,433	(1,206,113)	617,155	(227,168)	(229,573)
Surrenders for benefit payments and fees	(689,554)	(6,253,197)	(1,624,336)	(1,006,554)	(256,367)
Other transactions	442	1,411	156	(176)	(185)
Death benefits	—	—	—	—	—
Net loan activity	(39)	(645)	(103)	(116)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(159,760)	(3,970,460)	(125,422)	(469,066)	(204,150)
Net increase (decrease) in net assets	216,685	11,123,649	293,255	775,061	705,884
Net Assets:
Beginning of year	4,088,009	43,871,014	10,997,844	9,616,234	3,085,820
End of year	$4,304,694	$54,994,663	$11,291,099	$10,391,295	$3,791,704

The accompanying notes are an integral part of these financial statements.

	American Funds Washington Mutual Investors FundSM Sub-Account	American Funds American Mutual Fund® Sub-Account	American Funds Capital World Growth and Income Fund® Sub-Account	American Funds SMALLCAP World Fund® Sub-Account	New World Fund Sub-Account
Net investment income (loss)	$37,702	$41,681	$155,281	$(7,327)	$(1,530)
Net realized gain (loss) on security transactions	98,375	45,973	473,733	34,489	(12,149)
Net realized gain on distributions	68,577	—	—	18,801	—
Net unrealized appreciation (depreciation) of investments during the year	137,140	64,911	2,838,214	251,431	57,555
Net increase (decrease) in net assets resulting from operations	341,794	152,565	3,467,228	297,394	43,876
Unit transactions:
Purchases	439,658	358,666	1,707,011	60,459	24,606
Net transfers	25,027	(116,885)	(856,750)	44,128	(40,921)
Surrenders for benefit payments and fees	(691,513)	(170,383)	(2,171,175)	(115,487)	(71,543)
Other transactions	(291)	1,172	968	(2)	(4)
Death benefits	—	—	—	—	—
Net loan activity	(183)	(25)	(88)	(10)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(227,302)	72,545	(1,320,034)	(10,912)	(87,862)
Net increase (decrease) in net assets	114,492	225,110	2,147,194	286,482	(43,986)
Net Assets:
Beginning of year	5,109,762	3,953,607	25,206,717	843,855	402,484
End of year	$5,224,254	$4,178,717	$27,353,911	$1,130,337	$358,498

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Ariel Appreciation Fund Sub-Account	Ariel Fund Sub-Account	Artisan Mid Cap Value Fund Sub-Account	Ave Maria Rising Dividend Fund Sub-Account	Ave Maria Value Fund Sub-Account
Net investment income (loss)	$(199)	$(686)	$14,240	$8,559	$(83)
Net realized gain (loss) on security transactions	(54,315)	(111,276)	(145,477)	1,973	(22)
Net realized gain on distributions	6,096	3,600	48,387	20,210	542
Net unrealized appreciation (depreciation) of investments during the year	11,464	14,258	190,062	60,134	504
Net increase (decrease) in net assets resulting from operations	(36,954)	(94,104)	107,212	90,876	941
Unit transactions:
Purchases	4,347	3,762	17,904	129,715	481
Net transfers	(2,914)	(3,260)	(163,954)	(9,599)	(17)
Surrenders for benefit payments and fees	(83,701)	(170,738)	(356,800)	(70,669)	(155)
Other transactions	(5)	(4)	—	(82)	(3)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(17)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(82,273)	(170,240)	(502,867)	49,365	306
Net increase (decrease) in net assets	(119,227)	(264,345)	(395,655)	140,241	1,247
Net Assets:
Beginning of year	191,998	340,345	3,896,590	1,218,959	16,798
End of year	$72,771	$76,000	$3,500,935	$1,359,200	$18,045

The accompanying notes are an integral part of these financial statements.

	Ave Maria Growth Fund Sub-Account	BlackRock LifePath® Dynamic 2030 Fund Sub-Account	BlackRock LifePath® Dynamic 2040 Fund Sub-Account	BlackRock LifePath® Dynamic Retirement Fund Sub-Account
Net investment income (loss)	$(1,270)	$294,993	$225,458	$279,678
Net realized gain (loss) on security transactions	15,163	(229,685)	(182,912)	6,585
Net realized gain on distributions	7,955	675,325	905,206	885,895
Net unrealized appreciation (depreciation) of investments during the year	11,845	2,465,166	2,517,138	922,831
Net increase (decrease) in net assets resulting from operations	33,693	3,205,799	3,464,890	2,094,989
Unit transactions:
Purchases	31,352	2,022,280	2,532,535	992,314
Net transfers	(89,728)	(387,852)	(634,012)	(95,470)
Surrenders for benefit payments and fees	(4,829)	(2,659,486)	(2,149,518)	(2,775,479)
Other transactions	(4)	47	164	2
Death benefits	—	—	—	—
Net loan activity	—	(754)	(1,372)	(564)
Net annuity transactions	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(63,209)	(1,025,765)	(252,203)	(1,879,197)
Net increase (decrease) in net assets	(29,516)	2,180,034	3,212,687	215,792
Net Assets:
Beginning of year	188,012	26,863,694	25,867,486	18,863,186
End of year	$158,496	$29,043,728	$29,080,173	$19,078,978

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	BlackRock LifePath® Dynamic 2050 Fund Sub-Account	BlackRock LifePath® Dynamic 2025 Fund Sub-Account	BlackRock LifePath® Dynamic 2035 Fund Sub-Account	BlackRock LifePath® Dynamic 2045 Fund Sub-Account	BlackRock LifePath® Dynamic 2055 Fund Sub-Account
Net investment income (loss)	$38,828	$3,049	$1,193	$455	$625
Net realized gain (loss) on security transactions	27,374	37	2,863	1,052	729
Net realized gain on distributions	73,372	4,260	5,036	3,575	4,623
Net unrealized appreciation (depreciation) of investments during the year	717,473	48,895	71,582	44,577	90,561
Net increase (decrease) in net assets resulting from operations	857,047	56,241	80,674	49,659	96,538
Unit transactions:
Purchases	793,496	67,466	90,583	72,300	181,095
Net transfers	(20,255)	99,580	(1,888)	(21,239)	23,410
Surrenders for benefit payments and fees	(890,758)	(4,552)	(34,206)	(38,968)	(35,692)
Other transactions	23	(2)	2	(17)	(2)
Death benefits	—	—	—	—	—
Net loan activity	(198)	—	(55)	(50)	(90)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(117,692)	162,492	54,436	12,026	168,721
Net increase (decrease) in net assets	739,355	218,733	135,109	61,685	265,259
Net Assets:
Beginning of year	5,783,565	352,013	560,666	361,449	462,307
End of year	$6,522,920	$570,746	$695,775	$423,134	$727,566

The accompanying notes are an integral part of these financial statements.

	Baron Small Cap Fund Sub-Account	BlackRock U.S. Government Bond Portfolio Sub-Account	BlackRock Equity Dividend Fund Sub-Account	BlackRock Capital Appreciation Fund Sub-Account	BlackRock Advantage Large Cap Growth Fund Sub-Account
Net investment income (loss)	$(980)	$1,618	$20,520	$(3,333)	$(768)
Net realized gain (loss) on security transactions	221,232	321	(34,844)	21,177	1,127
Net realized gain on distributions	39,888	109	109,231	20,029	5,892
Net unrealized appreciation (depreciation) of investments during the year	(72,068)	5,823	(9,069)	76,985	14,775
Net increase (decrease) in net assets resulting from operations	188,072	7,871	85,838	114,858	21,026
Unit transactions:
Purchases	12,012	16,760	228,967	30,477	13,707
Net transfers	(2,314,646)	47,335	48,480	(3,732)	(767)
Surrenders for benefit payments and fees	(77,439)	(19,477)	(328,002)	(231,344)	(3,382)
Other transactions	(6)	29	(39)	(7)	(8)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(9)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(2,380,079)	44,647	(50,603)	(204,606)	9,550
Net increase (decrease) in net assets	(2,192,007)	52,518	35,235	(89,748)	30,576
Net Assets:
Beginning of year	2,580,174	144,132	2,523,293	480,621	58,962
End of year	$388,167	$196,650	$2,558,528	$390,873	$89,538

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Calvert VP SRI Balanced Portfolio Sub-Account	Calvert Equity Fund Sub-Account	Calvert Bond Fund Sub-Account	Calvert Income Fund Sub-Account	Columbia Contrarian Core Fund Sub-Account
Net investment income (loss)	$3,525	$(47,180)	$31,506	$12,690	$(1,780)
Net realized gain (loss) on security transactions	1,522	336,561	21,858	6,271	11,406
Net realized gain on distributions	13,405	249,707	26,420	—	28,625
Net unrealized appreciation (depreciation) of investments during the year	40,979	1,050,691	53,238	22,262	27,079
Net increase (decrease) in net assets resulting from operations	59,431	1,589,779	133,022	41,223	65,330
Unit transactions:
Purchases	3,336	611,021	213,568	72,271	44,611
Net transfers	(8,962)	2,552,352	23,892	16,278	20,262
Surrenders for benefit payments and fees	(300)	(986,598)	(412,029)	(88,531)	(109,375)
Other transactions	—	(349)	1,005	206	12
Death benefits	—	—	—	—	—
Net loan activity	—	(16)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(5,926)	2,176,410	(173,564)	224	(44,490)
Net increase (decrease) in net assets	53,506	3,766,189	(40,542)	41,447	20,841
Net Assets:
Beginning of year	419,106	6,290,032	2,131,822	611,394	422,193
End of year	$472,612	$10,056,221	$2,091,280	$652,841	$443,034

(2)  Columbia Small/Mid Cap Value Fund merged with Columbia Select Mid Cap Value Fund, Effective 7/10/2020

The accompanying notes are an integral part of these financial statements.

	Columbia Small Cap Value I Fund Sub-Account	Columbia Select Mid Cap Value Fund Sub-Account (2)	Columbia Acorn Fund Sub-Account	CRM Mid Cap Value Fund Sub-Account	Columbia Disciplined Small Core Fund Sub-Account
Net investment income (loss)	$(362)	$(1,373)	$(11,716)	$301	$(250)
Net realized gain (loss) on security transactions	489	(44,306)	(50,175)	(9,662)	(28,612)
Net realized gain on distributions	62	20,297	260,473	7,048	—
Net unrealized appreciation (depreciation) of investments during the year	21,155	146,297	201,835	39,415	17,067
Net increase (decrease) in net assets resulting from operations	21,344	120,915	400,417	37,102	(11,795)
Unit transactions:
Purchases	6,967	131,789	113,137	14,554	8,297
Net transfers	36,806	161,628	(88,957)	(10,979)	(37,410)
Surrenders for benefit payments and fees	(7,551)	(86,388)	(246,673)	(32,451)	(13,817)
Other transactions	(5)	(3)	1	(1)	(6)
Death benefits	—	—	—	—	—
Net loan activity	(22)	(5)	(37)	(2)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	36,195	207,021	(222,529)	(28,879)	(42,936)
Net increase (decrease) in net assets	57,539	327,936	177,888	8,223	(54,731)
Net Assets:
Beginning of year	74,105	846,460	1,435,178	457,689	54,728
End of year	$131,644	$1,174,396	$1,613,066	$465,912	$(3)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Calamos International Growth Fund Sub-Account	Davis Financial Fund Sub-Account	Davis New York Venture Fund Sub-Account	Davis Opportunity Fund Sub-Account	Delaware Diversified Income Fund Sub-Account
Net investment income (loss)	$(18)	$1,504	$(5,114)	$(432)	$599
Net realized gain (loss) on security transactions	5	(1,911)	(188,121)	(6,224)	40
Net realized gain on distributions	99	10,297	288,179	2,665	17
Net unrealized appreciation (depreciation) of investments during the year	475	(24,319)	407,536	3,460	2,546
Net increase (decrease) in net assets resulting from operations	561	(14,429)	502,480	(531)	3,202
Unit transactions:
Purchases	—	22,243	356,405	3,189	3,505
Net transfers	—	(602)	(573,114)	9,191	24,091
Surrenders for benefit payments and fees	(3)	(1,096)	(450,457)	(68,809)	(15)
Other transactions	(4)	(5)	(75)	(4)	4
Death benefits	—	—	—	—	—
Net loan activity	—	—	(39)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(7)	20,540	(667,280)	(56,433)	27,585
Net increase (decrease) in net assets	554	6,111	(164,801)	(56,964)	30,787
Net Assets:
Beginning of year	1,298	249,279	5,864,390	169,393	9,682
End of year	$1,852	$255,390	$5,699,589	$112,429	$40,469

The accompanying notes are an integral part of these financial statements.

	Delaware Extended Duration Bond Fund Sub-Account	Dreyfus Bond Market Index Fund Sub-Account	Dreyfus VIF Appreciation Portfolio Sub-Account	Dreyfus International Stock Index Fund Sub-Account	Dreyfus MidCap Index Fund Sub-Account
Net investment income (loss)	$158	$239,673	$2	$5,771	$153,963
Net realized gain (loss) on security transactions	1,450	108,206	(1,206)	3,873	(495,168)
Net realized gain on distributions	162	54,940	1,240	—	1,614,025
Net unrealized appreciation (depreciation) of investments during the year	(540)	435,879	1,703	12,547	1,022,674
Net increase (decrease) in net assets resulting from operations	1,230	838,698	1,739	22,191	2,295,494
Unit transactions:
Purchases	224	1,382,550	2,060	1	1,639,325
Net transfers	(6,544)	949,384	(7,327)	(7,794)	(956,799)
Surrenders for benefit payments and fees	(4,219)	(1,505,831)	—	(55,117)	(2,135,072)
Other transactions	(3)	1,320	(2)	—	150
Death benefits	—	—	—	—	—
Net loan activity	—	(51)	—	—	(78)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(10,542)	827,372	(5,269)	(62,910)	(1,452,474)
Net increase (decrease) in net assets	(9,312)	1,666,071	(3,530)	(40,719)	843,020
Net Assets:
Beginning of year	11,929	13,011,187	23,608	402,574	16,995,181
End of year	$2,617	$14,677,258	$20,078	$361,855	$17,838,201

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Dreyfus SmallCap Stock Index Fund Sub-Account	Dreyfus VIF Growth and Income Portfolio Sub-Account	Dreyfus VIF Quality Bond Portfolio Fund Sub-Account	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Sub-Account	Dreyfus S&P 500 Index Fund Sub-Account
Net investment income (loss)	$86,874	$—	$272	$21	$327,024
Net realized gain (loss) on security transactions	(352,166)	—	2,828	5	(3,699)
Net realized gain on distributions	805,738	1	—	67	3,039,405
Net unrealized appreciation (depreciation) of investments during the year	807,583	13	(1,344)	1,190	1,643,815
Net increase (decrease) in net assets resulting from operations	1,348,029	14	1,756	1,283	5,006,545
Unit transactions:
Purchases	1,220,394	120	2,819	—	3,193,681
Net transfers	(1,420,297)	—	(78,627)	—	(360,014)
Surrenders for benefit payments and fees	(1,205,122)	—	—	—	(3,532,787)
Other transactions	284	(2)	—	(2)	(52)
Death benefits	—	—	—	—	—
Net loan activity	(35)	—	—	—	(211)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,404,776)	118	(75,808)	(2)	(699,383)
Net increase (decrease) in net assets	(56,747)	132	(74,053)	1,281	4,307,162
Net Assets:
Beginning of year	12,951,414	—	74,053	5,504	28,100,875
End of year	$12,894,667	$132	$—	$6,785	$32,408,037

The accompanying notes are an integral part of these financial statements.

	Eaton Vance Large-Cap Value Fund Sub-Account	Eaton Vance Dividend Builder Fund Sub-Account	Eaton Vance Worldwide Health Sciences Fund Sub-Account	Eaton Vance Income Fund of Boston Sub-Account	Eaton Vance Balanced Fund Sub-Account
Net investment income (loss)	$38,885	$16,927	$(842)	$173,385	$25
Net realized gain (loss) on security transactions	(139,752)	40,544	9,661	(48,510)	273
Net realized gain on distributions	11,547	16,789	62,749	—	3,305
Net unrealized appreciation (depreciation) of investments during the year	(781,577)	63,377	28,927	104,758	20,214
Net increase (decrease) in net assets resulting from operations	(870,897)	137,637	100,495	229,633	23,817
Unit transactions:
Purchases	111,146	54,655	88,157	281,674	30,757
Net transfers	(4,596,031)	(172,991)	17,817	2,106,009	4,247
Surrenders for benefit payments and fees	(564,735)	(145,941)	(86,756)	(636,676)	(2,744)
Other transactions	8	—	(8)	2,573	(49)
Death benefits	—	—	—	—	—
Net loan activity	(33)	(24)	(8)	(110)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(5,049,645)	(264,301)	19,202	1,753,470	32,211
Net increase (decrease) in net assets	(5,920,542)	(126,664)	119,697	1,983,103	56,028
Net Assets:
Beginning of year	7,516,849	1,578,432	869,189	2,316,742	157,122
End of year	$1,596,307	$1,451,768	$988,886	$4,299,845	$213,150

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Eaton Vance Atlanta Capital SMID-Cap Fund Sub-Account	Wells Fargo Asset Allocation Fund Sub-Account	Wells Fargo Emerging Markets Equity Fund Sub-Account	Wells Fargo Utility & Telecommunications Fund Sub-Account	Alger Capital Appreciation Institutional Portfolio Sub-Account
Net investment income (loss)	$(2,894)	$3,039	$(18,431)	$59	$(41,197)
Net realized gain (loss) on security transactions	13,331	376	110,793	141	364,606
Net realized gain on distributions	87,460	2,037	—	1,357	871,601
Net unrealized appreciation (depreciation) of investments during the year	(20,227)	14,139	322,266	(1,302)	669,905
Net increase (decrease) in net assets resulting from operations	77,670	19,591	414,628	255	1,864,915
Unit transactions:
Purchases	96,303	12,080	246,841	2,473	414,656
Net transfers	(149,954)	—	(85,915)	—	(593,698)
Surrenders for benefit payments and fees	(99,870)	(6,420)	(307,607)	(2,097)	(548,945)
Other transactions	(5)	1	(129)	—	1,450
Death benefits	—	—	—	—	—
Net loan activity	(56)	(45)	(110)	—	(133)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(153,582)	5,616	(146,920)	376	(726,670)
Net increase (decrease) in net assets	(75,912)	25,206	267,708	631	1,138,245
Net Assets:
Beginning of year	906,231	150,961	2,221,654	12,217	4,991,827
End of year	$830,319	$176,167	$2,489,362	$12,848	$6,130,072

The accompanying notes are an integral part of these financial statements.

	Alger Mid Cap Growth Institutional Fund Sub-Account	Alger Small Cap Growth Institutional Fund Sub-Account	Nuveen Mid Cap Growth Opportunities Fund Sub-Account	Nuveen Small Cap Select Fund Sub-Account	Fidelity Advisor Equity Growth Fund Sub-Account
Net investment income (loss)	$(11,527)	$(3,130)	$(1,033)	$(140)	$(3,076)
Net realized gain (loss) on security transactions	43,971	5,271	(15,388)	(1,213)	8,421
Net realized gain on distributions	278,333	38,449	14,610	242	77,568
Net unrealized appreciation (depreciation) of investments during the year	661,571	224,346	38,823	3,073	126,285
Net increase (decrease) in net assets resulting from operations	972,348	264,936	37,012	1,962	209,198
Unit transactions:
Purchases	120,013	53,145	13,471	1,779	70,092
Net transfers	30,011	105,235	4,540	(420)	253
Surrenders for benefit payments and fees	(51,730)	(56,305)	(67,111)	(1,738)	(25,157)
Other transactions	(8)	(18)	(28)	—	(19)
Death benefits	—	—	—	—	—
Net loan activity	(50)	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	98,236	102,057	(49,128)	(379)	45,169
Net increase (decrease) in net assets	1,070,584	366,993	(12,116)	1,584	254,367
Net Assets:
Beginning of year	1,509,906	387,980	133,949	15,260	460,262
End of year	$2,580,490	$754,973	$121,833	$16,844	$714,629

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Fidelity Advisor Value Strategies Fund Sub-Account	Fidelity Advisor Leveraged Company Stock Fund Sub-Account	Federated Hermes Equity Income Fund, Inc Sub-Account (10)	Federated Hermes Fund for U.S. Government Securities Sub-Account (11)	Federated Hermes MDT Mid Cap Growth Fund Sub-Account (12)
Net investment income (loss)	$589	$(11,753)	$115	$2,436	$(1,539)
Net realized gain (loss) on security transactions	(1,634)	(66,132)	200	(650)	5,789
Net realized gain on distributions	—	62,198	—	—	19,899
Net unrealized appreciation (depreciation) of investments during the year	14,533	455,482	7,229	3,525	52,229
Net increase (decrease) in net assets resulting from operations	13,488	439,795	7,544	5,311	76,378
Unit transactions:
Purchases	—	163,188	17,000	15,681	13,584
Net transfers	2,244	(139,523)	23,408	(20,971)	(212)
Surrenders for benefit payments and fees	(2,956)	(124,729)	(39,761)	(18,423)	(36,945)
Other transactions	—	—	6	(1)	(11)
Death benefits	—	—	—	—	—
Net loan activity	—	(9)	(50)	(2)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(712)	(101,073)	603	(23,716)	(23,584)
Net increase (decrease) in net assets	12,776	338,722	8,147	(18,405)	52,794
Net Assets:
Beginning of year	211,196	1,776,839	101,042	172,611	211,232
End of year	$223,972	$2,115,561	$109,189	$154,206	$264,026

(10)  Formerly Federated Equity Income Fund, Inc.Name changed to Federated Hermes Equity Income Fund, Inc, Effective 6/26/2020

(11)  Formerly Federated Fund for U.S. Government Securities Fund, Name changed to Federated Hermes Fund for U.S. Government Securities, Effective 6/26/2020

(12)  Formerly Federated MDT Mid Cap Growth Fund, Name changed to Federated Hermes MDT Mid Cap Growth Fund, Effective 6/26/2020

(13)  Formerly Federated High Income Bond Fund, Name changed to Federated Hermes High Income Bond Fund, Inc., Effective 6/26/2020

(14)  Formerly Federated Kaufmann Fund, Name changed to Federated Hermes Kaufmann Fund, Effective 6/26/2020

(15)  Formerly Federated Short-Term Income Fund, Name changed to Federated Hermes Short-Term Income Fund, Effective 6/26/2020

(16)  Formerly Federated Total Return Bond Fund, Name changed to Federated Hermes Total Return Bond Fund, Effective 6/26/2020

(17)  Formerly Federated Clover Small Value Fund, Name changed to Federated Hermes Clover Small Value Fund, Effective 6/26/2020

The accompanying notes are an integral part of these financial statements.

	Federated Hermes High Income Bond Fund, Inc. Sub-Account (13)	Federated Hermes Kaufmann Fund Sub-Account (14)	Federated Hermes Short-Term Income Fund Sub-Account (15)	Federated Hermes Total Return Bond Fund Sub-Account (16)	Federated Hermes Clover Small Value Fund Sub-Account (17)
Net investment income (loss)	$253	$(42,539)	$1,170	$2,035	$(130)
Net realized gain (loss) on security transactions	(92)	193,392	8	892	(2,272)
Net realized gain on distributions	—	408,223	75	2,670	—
Net unrealized appreciation (depreciation) of investments during the year	(118)	864,511	1,637	5,452	6,454
Net increase (decrease) in net assets resulting from operations	43	1,423,587	2,890	11,049	4,052
Unit transactions:
Purchases	880	356,642	—	8,139	1,704
Net transfers	—	(88,876)	—	—	(6,475)
Surrenders for benefit payments and fees	(4,744)	(784,574)	(30)	(22,771)	(127)
Other transactions	(1)	(100)	11	42	(4)
Death benefits	—	—	—	—	—
Net loan activity	—	(27)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(3,865)	(516,935)	(19)	(14,590)	(4,902)
Net increase (decrease) in net assets	(3,822)	906,652	2,871	(3,541)	(849)
Net Assets:
Beginning of year	8,349	5,383,816	93,178	144,000	57,400
End of year	$4,527	$6,290,468	$96,049	$140,459	$56,551

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Federated Hermes International Leaders Fund Sub-Account (18)	Fidelity® VIP Growth Opportunities Portfolio Sub-Account	Fidelity® VIP Overseas Portfolio Sub-Account	Fidelity® VIP Value Strategies Portfolio Sub-Account	Fidelity® VIP Balanced Portfolio Sub-Account
Net investment income (loss)	$(25)	$(6,308)	$(347)	$251	$10,201
Net realized gain (loss) on security transactions	246	299,204	13,505	(3,893)	44,412
Net realized gain on distributions	—	53,455	500	2,666	20,605
Net unrealized appreciation (depreciation) of investments during the year	669	195,451	(9,833)	603	232,310
Net increase (decrease) in net assets resulting from operations	890	541,802	3,825	(373)	307,528
Unit transactions:
Purchases	495	32,066	1,973	4,418	21,236
Net transfers	—	(128,166)	(3,387)	(5,451)	417,776
Surrenders for benefit payments and fees	(11)	(35,786)	(72,422)	(10,309)	(232,836)
Other transactions	(7)	—	699	3	(2)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	(11,189)
Net increase (decrease) in net assets resulting from unit transactions	477	(131,886)	(73,137)	(11,339)	194,985
Net increase (decrease) in net assets	1,367	409,915	(69,312)	(11,712)	502,513
Net Assets:
Beginning of year	5,275	759,145	115,386	57,235	1,462,003
End of year	$6,642	$1,169,060	$46,074	$45,523	$1,964,516

(18)  Formerly Federated International Leaders Fund, Name changed to Federated Hermes International Leaders Fund, Effective 6/26/2020

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Growth & Income Portfolio Sub-Account	Fidelity® VIP Freedom 2020 Portfolio Sub-Account	Fidelity® VIP Freedom 2030 Portfolio Sub-Account	Fidelity® VIP Freedom 2015 Portfolio Sub-Account	Fidelity® VIP Freedom 2025 Portfolio Sub-Account
Net investment income (loss)	$4,181	$685	$4,234	$605	$3,009
Net realized gain (loss) on security transactions	902	16	269	9	685
Net realized gain on distributions	18,119	5,465	30,266	2,876	18,929
Net unrealized appreciation (depreciation) of investments during the year	(8,167)	7,344	68,639	4,998	45,653
Net increase (decrease) in net assets resulting from operations	15,035	13,510	103,408	8,488	68,276
Unit transactions:
Purchases	12,000	—	2,660	—	—
Net transfers	(6,735)	—	5,200	21,972	16,935
Surrenders for benefit payments and fees	(86,843)	—	(236)	(491)	(50)
Other transactions	(1)	(1)	(2)	(1)	—
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(81,579)	(1)	7,622	21,480	16,885
Net increase (decrease) in net assets	(66,545)	13,509	111,030	29,967	85,162
Net Assets:
Beginning of year	389,704	94,326	622,636	55,291	428,508
End of year	$323,159	$107,835	$733,666	$85,258	$513,670

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Fidelity Advisor® Stock Selector All Cap Fund Sub-Account	Templeton Developing Markets Trust Sub-Account	Franklin High Income Fund Sub-Account	Franklin Strategic Income Fund Sub-Account	Templeton Global Bond Fund Sub-Account
Net investment income (loss)	$(97)	$3,399	$32,669	$76,882	$174,475
Net realized gain (loss) on security transactions	24	14,509	(11,121)	(31,634)	(259,192)
Net realized gain on distributions	608	14,571	—	—	—
Net unrealized appreciation (depreciation) of investments during the year	2,156	122,895	15,728	18,970	(145,784)
Net increase (decrease) in net assets resulting from operations	2,691	155,374	37,276	64,218	(230,501)
Unit transactions:
Purchases	1,800	103,470	74,120	239,788	432,312
Net transfers	—	(69,570)	(18,744)	42,152	(688,289)
Surrenders for benefit payments and fees	(12)	(166,495)	(61,341)	(368,802)	(517,198)
Other transactions	(3)	43	—	8	289
Death benefits	—	—	—	—	—
Net loan activity	—	(9)	(5)	—	(6)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,785	(132,561)	(5,970)	(86,854)	(772,892)
Net increase (decrease) in net assets	4,476	22,813	31,306	(22,635)	(1,003,394)
Net Assets:
Beginning of year	10,009	1,050,985	747,865	2,494,921	4,918,022
End of year	$14,485	$1,073,798	$779,171	$2,472,286	$3,914,628
The accompanying notes are an integral part of these financial statements.

	Franklin U.S. Government Securities Fund Sub-Account	Franklin Small Cap Value Fund Sub-Account	Franklin Mutual Global Discovery Fund Sub-Account	Templeton Growth Fund Sub-Account	Franklin Income Fund Sub-Account
Net investment income (loss)	$7,279	$3,379	$179,582	$5,828	$294,235
Net realized gain (loss) on security transactions	(4,019)	(48,706)	(272,458)	(38,103)	(67,770)
Net realized gain on distributions	—	46,780	56,107	—	—
Net unrealized appreciation (depreciation) of investments during the year	7,900	150,029	(482,961)	88,406	(101,244)
Net increase (decrease) in net assets resulting from operations	11,160	151,482	(519,730)	56,131	125,221
Unit transactions:
Purchases	38,005	231,352	924,510	129,597	487,737
Net transfers	2,131	(64,451)	(380,134)	(71,461)	(236,610)
Surrenders for benefit payments and fees	(102,489)	(213,312)	(1,075,521)	(155,155)	(671,191)
Other transactions	—	27	51	(55)	68
Death benefits	—	—	—	—	—
Net loan activity	—	(24)	(80)	(9)	(30)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(62,353)	(46,408)	(531,174)	(97,083)	(420,026)
Net increase (decrease) in net assets	(51,192)	105,074	(1,050,904)	(40,952)	(294,804)
Net Assets:
Beginning of year	508,827	3,017,390	10,025,421	1,599,414	6,865,083
End of year	$457,635	$3,122,464	$8,974,517	$1,558,462	$6,570,279

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Franklin Growth Fund Sub-Account	Franklin Total Return Fund Sub-Account	Franklin Balance Sheet Investment Fund Sub-Account	Franklin Mutual Beacon Fund Sub-Account	Franklin Mutual Shares Fund Sub-Account
Net investment income (loss)	$(20,340)	$7,351	$56,779	$20,602	$38,837
Net realized gain (loss) on security transactions	4,670,905	1,932	(84,709)	543	(56,617)
Net realized gain on distributions	226,623	—	—	6,103	55,703
Net unrealized appreciation (depreciation) of investments during the year	(3,240,929)	13,421	(55,228)	6,567	(252,859)
Net increase (decrease) in net assets resulting from operations	1,636,259	22,704	(83,158)	33,815	(214,936)
Unit transactions:
Purchases	846,216	45,465	9,193	43,895	236,469
Net transfers	(14,585,596)	22,284	(56,125)	(3,699)	(213,620)
Surrenders for benefit payments and fees	(1,566,368)	(69,989)	(51,667)	(37,041)	(239,217)
Other transactions	(196)	37	(2)	4	49
Death benefits	—	—	—	—	—
Net loan activity	(79)	(10)	(2)	—	(8)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(15,306,023)	(2,213)	(98,603)	3,159	(216,327)
Net increase (decrease) in net assets	(13,669,765)	20,491	(181,761)	36,973	(431,263)
Net Assets:
Beginning of year	16,729,432	353,680	1,926,084	974,765	3,806,665
End of year	$3,059,667	$374,171	$1,744,323	$1,011,738	$3,375,402

The accompanying notes are an integral part of these financial statements.

	Franklin Small-Mid Cap Growth Fund Sub-Account	Franklin Conservative Allocation Fund Sub-Account	Franklin Growth Allocation Fund Sub-Account	Franklin Moderate Allocation Fund Sub-Account	Templeton Foreign Fund Sub-Account
Net investment income (loss)	$(9,687)	$24,288	$31,547	$43,710	$50,360
Net realized gain (loss) on security transactions	150,553	11,276	17,969	954	(322,713)
Net realized gain on distributions	407,158	33,625	295,040	212,383	—
Net unrealized appreciation (depreciation) of investments during the year	1,361,032	154,597	614,674	515,517	(74,132)
Net increase (decrease) in net assets resulting from operations	1,909,056	223,786	959,230	772,564	(346,485)
Unit transactions:
Purchases	48,787	262,000	715,347	576,719	183,041
Net transfers	(1,288,951)	(67,458)	(197,843)	211,741	(737,246)
Surrenders for benefit payments and fees	(709,635)	(419,532)	(749,635)	(463,801)	(1,072,201)
Other transactions	(59)	(8)	7	37	193
Death benefits	—	—	—	—	—
Net loan activity	(9)	(91)	(55)	(90)	(67)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,949,867)	(225,089)	(232,179)	324,606	(1,626,280)
Net increase (decrease) in net assets	(40,811)	(1,303)	727,051	1,097,170	(1,972,765)
Net Assets:
Beginning of year	4,691,671	2,799,135	6,796,493	6,429,020	6,807,639
End of year	$4,650,860	$2,797,832	$7,523,544	$7,526,190	$4,834,874

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Highland Socially Responsible Equity Fund Sub-Account (19)	Goldman Sachs Income Builder Fund Sub-Account	Goldman Sachs Capital Growth Fund Sub-Account	Goldman Sachs Core Fixed Income Fund Sub-Account	Goldman Sachs U.S. Equity Insights Fund Sub-Account
Net investment income (loss)	$(548)	$1,227	$(46)	$1,418	$—
Net realized gain (loss) on security transactions	(35,266)	2,374	(3)	225	—
Net realized gain on distributions	—	—	282	3,488	1
Net unrealized appreciation (depreciation) of investments during the year	32,761	126	982	6,690	3
Net increase (decrease) in net assets resulting from operations	(3,053)	3,727	1,215	11,821	4
Unit transactions:
Purchases	12,629	2,068	526	11,109	—
Net transfers	(57,984)	(4,522)	6,735	—	—
Surrenders for benefit payments and fees	(907)	(18,997)	(5)	(1,805)	(1)
Other transactions	(2)	1	(3)	17	(2)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(46,264)	(21,450)	7,253	9,321	(3)
Net increase (decrease) in net assets	(49,317)	(17,723)	8,468	21,142	1
Net Assets:
Beginning of year	107,270	62,296	181	139,815	13
End of year	$57,953	$44,573	$8,649	$160,957	$14

(19)  Formerly Highland Premier Growth Equity, Name chaned to Highland Socially Responsible Equity Fund, Effective 3/20/2020

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Government Income Fund Sub-Account	Goldman Sachs Equity Income Fund Sub-Account	Goldman Sachs Growth Opportunities Fund Sub-Account	Goldman Sachs Focused International Equity Fund Sub-Account	Goldman Sachs Mid Cap Value Fund Sub-Account
Net investment income (loss)	$13,577	$840	$(7,425)	$(152)	$1,696
Net realized gain (loss) on security transactions	41,773	229	(42,598)	68	(105,687)
Net realized gain on distributions	—	—	246,769	—	—
Net unrealized appreciation (depreciation) of investments during the year	54,728	2,620	172,333	3,426	358,230
Net increase (decrease) in net assets resulting from operations	110,078	3,689	369,079	3,342	254,239
Unit transactions:
Purchases	97,453	4,933	83,116	3,642	188,768
Net transfers	(820,535)	10	(20,446)	—	(172,034)
Surrenders for benefit payments and fees	(127,213)	(103)	(114,367)	(571)	(603,969)
Other transactions	129	—	(116)	(1)	139
Death benefits	—	—	—	—	—
Net loan activity	(21)	—	(6)	(5)	(157)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(850,187)	4,840	(51,819)	3,065	(587,253)
Net increase (decrease) in net assets	(740,109)	8,528	317,260	6,406	(333,014)
Net Assets:
Beginning of year	2,010,394	121,622	893,525	11,774	4,357,262
End of year	$1,270,285	$130,150	$1,210,785	$18,180	$4,024,248

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Goldman Sachs Small Cap Value Fund Sub-Account	Goldman Sachs Strategic Growth Fund Sub-Account	Goldman Sachs High Yield Fund Sub-Account	Goldman Sachs Large Cap Value Fund Sub-Account	Goldman Sachs Small/Mid Cap Growth Fund Sub-Account
Net investment income (loss)	$(8,294)	$(617)	$83,890	$1,102	$(2,494)
Net realized gain (loss) on security transactions	(326,692)	(1)	(276,601)	(8,869)	10,836
Net realized gain on distributions	—	18,441	—	8,273	34,895
Net unrealized appreciation (depreciation) of investments during the year	329,875	15,046	134,203	4,388	53,120
Net increase (decrease) in net assets resulting from operations	(5,111)	32,869	(58,508)	4,894	96,357
Unit transactions:
Purchases	552,637	5,052	84,054	51,439	15,574
Net transfers	(493,516)	27,743	(2,100,693)	(746)	(11,939)
Surrenders for benefit payments and fees	(484,418)	(48)	(132,238)	(117,791)	(36,452)
Other transactions	(87)	(12)	(142)	5	(17)
Death benefits	—	—	—	—	—
Net loan activity	(48)	—	—	(43)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(425,432)	32,735	(2,149,019)	(67,136)	(32,834)
Net increase (decrease) in net assets	(430,544)	65,604	(2,207,527)	(62,242)	63,523
Net Assets:
Beginning of year	5,613,642	61,250	2,829,013	463,629	199,206
End of year	$5,183,098	$126,854	$621,486	$401,387	$262,729

(3)  Hartford Global Growth HLS Fund merged with Hartford Dividend and Growth HLS Fund, Effective 9/25/2020

(6)  Hartford Value HLS Fund merged with Hartford Dividend and Growth HLS Fund, Effective 9/25/2020

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Satellite Strategies Portfolio Sub-Account	Hartford Balanced HLS Fund Sub-Account	Hartford Total Return Bond HLS Fund Sub-Account	Hartford Capital Appreciation HLS Fund Sub-Account	Hartford Dividend and Growth HLS Fund Sub-Account (3)(6)
Net investment income (loss)	$19	$72,254	$426,558	$74,699	$370,504
Net realized gain (loss) on security transactions	—	256,630	94,857	(578,274)	(375,584)
Net realized gain on distributions	—	359,602	29,246	1,396,003	1,158,606
Net unrealized appreciation (depreciation) of investments during the year	45	(1,754)	530,877	2,695,446	507,302
Net increase (decrease) in net assets resulting from operations	64	686,732	1,081,538	3,587,874	1,660,828
Unit transactions:
Purchases	180	115,622	411,272	149,227	515,956
Net transfers	—	(407,708)	(202,716)	(5,215,714)	(64,637)
Surrenders for benefit payments and fees	(2)	(546,222)	(1,331,573)	(1,644,764)	(2,637,243)
Other transactions	(1)	12,297	168	(157)	192
Death benefits	—	—	—	—	—
Net loan activity	—	(12)	(54)	(34)	(52)
Net annuity transactions	—	—	(19,586)	(3,336)	(2,686)
Net increase (decrease) in net assets resulting from unit transactions	177	(826,023)	(1,142,489)	(6,714,778)	(2,188,470)
Net increase (decrease) in net assets	241	(139,291)	(60,951)	(3,126,904)	(527,642)
Net Assets:
Beginning of year	1,690	7,322,170	13,250,124	24,516,405	26,234,554
End of year	$1,931	$7,182,879	$13,189,173	$21,389,501	$25,706,912

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	The Hartford Healthcare HLS Fund Sub-Account	Hartford Global Growth HLS Fund Sub-Account	Hartford Disciplined Equity HLS Fund Sub-Account (4)	Hartford Growth Opportunities HLS Fund Sub-Account	Hartford International Opportunities HLS Fund Sub-Account
Net investment income (loss)	$(9,165)	$539	$3,154	$(43,095)	$8,936
Net realized gain (loss) on security transactions	(5,916)	(313,674)	36,967	(1,399,535)	8,586
Net realized gain on distributions	763,291	688,298	183	4,326,656	—
Net unrealized appreciation (depreciation) of investments during the year	102,627	(112,390)	1,552,041	57,286	131,334
Net increase (decrease) in net assets resulting from operations	850,837	262,773	1,592,345	2,941,312	148,856
Unit transactions:
Purchases	260,494	41,955	165,064	464,325	45,382
Net transfers	(229,362)	(1,619,805)	11,975,855	(10,499,862)	(24,441)
Surrenders for benefit payments and fees	(269,848)	(70,808)	(549,634)	(753,610)	(51,605)
Other transactions	(180)	(13)	(3)	(48)	2,771
Death benefits	—	—	—	—	—
Net loan activity	(67)	(11)	(5)	(77)	(9)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(238,963)	(1,648,682)	11,591,277	(10,789,272)	(27,902)
Net increase (decrease) in net assets	611,874	1,385,914	13,183,622	(7,847,959)	120,955
Net Assets:
Beginning of year	4,029,201	1,385,914	735	7,847,959	860,347
End of year	$4,641,075	$—	$13,184,357	$—	$981,302

(4)  Hartford Growth Opportunities HLS Fund merged with Hartford Disciplined Equity HLS Fund, Effective 9/25/2020

(5)  Hartford U.S. Government Securities HLS Fund merged with Hartford Ultrashort Bond HLS Fund, Effective 9/18/2020

The accompanying notes are an integral part of these financial statements.

	Hartford MidCap HLS Fund Sub-Account	Hartford Ultrashort Bond HLS Fund Sub-Account (5)	Hartford Small Company HLS Fund Sub-Account	Hartford Small Cap Growth HLS Fund Sub-Account	Hartford Stock HLS Fund Sub-Account
Net investment income (loss)	$(23,442)	$51,957	$(15,392)	$(4,325)	$48,197
Net realized gain (loss) on security transactions	170,448	8,405	104,875	(8,752)	226,929
Net realized gain on distributions	1,287,368	—	691,467	21,878	323,980
Net unrealized appreciation (depreciation) of investments during the year	1,640,787	(39,023)	1,483,914	162,391	(77,881)
Net increase (decrease) in net assets resulting from operations	3,075,161	21,339	2,264,864	171,192	521,225
Unit transactions:
Purchases	61,203	262,959	79,579	61,250	53,760
Net transfers	(2,014,242)	493,422	(369,352)	(47,344)	(314,195)
Surrenders for benefit payments and fees	(2,034,634)	(335,956)	(835,269)	(33,716)	(299,016)
Other transactions	141	(8)	(37)	(18)	(6)
Death benefits	—	—	—	—	—
Net loan activity	(5)	(52)	(4)	—	(13)
Net annuity transactions	—	(7,131)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(3,987,537)	413,234	(1,125,083)	(19,828)	(559,470)
Net increase (decrease) in net assets	(912,376)	434,573	1,139,781	151,364	(38,245)
Net Assets:
Beginning of year	16,456,246	3,602,854	5,142,763	609,763	5,092,469
End of year	$15,543,870	$4,037,427	$6,282,544	$761,127	$5,054,224

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Hartford U.S. Government Securities HLS Fund Sub-Account	Hartford Value HLS Fund Sub-Account	The Hartford Checks and Balances Fund Sub-Account	The Hartford High Yield Sub-Account	The Hartford Dividend and Growth Fund Sub-Account
Net investment income (loss)	$18,918	$16,434	$2,427	$3,609	$3,533
Net realized gain (loss) on security transactions	3,090	(407,175)	(5,830)	(73)	16,099
Net realized gain on distributions	—	197,889	5,739	—	14,740
Net unrealized appreciation (depreciation) of investments during the year	9,728	(1,670)	26,259	3,938	19,041
Net increase (decrease) in net assets resulting from operations	31,736	(194,522)	28,595	7,474	53,413
Unit transactions:
Purchases	17,303	69,062	22,260	23,311	80,309
Net transfers	(577,528)	(1,430,042)	(1,570)	1,042	2,183
Surrenders for benefit payments and fees	(102,309)	(109,522)	(159,841)	(2,129)	(261,121)
Other transactions	(2)	26	(2)	12	3
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(662,536)	(1,470,476)	(139,153)	22,236	(178,626)
Net increase (decrease) in net assets	630,796	1,664,999	(110,558)	29,711	(125,214)
Net Assets:
Beginning of year	630,796	1,664,999	346,174	83,366	881,155
End of year	$—	$—	$235,616	$113,077	$755,941

The accompanying notes are an integral part of these financial statements.

	The Hartford International Opportunities Fund Sub-Account	The Hartford MidCap Fund Sub-Account	The Hartford Small Company Fund Sub-Account	The Hartford Total Return Bond Fund Sub-Account	The Hartford Healthcare Fund Sub-Account
Net investment income (loss)	$(2,376)	$(8,463)	$(3,049)	$8,421	$(4,319)
Net realized gain (loss) on security transactions	17,655	28,759	13,435	12,486	7,085
Net realized gain on distributions	—	77,407	32,192	2,879	65,117
Net unrealized appreciation (depreciation) of investments during the year	40,435	66,412	105,503	12,826	21,988
Net increase (decrease) in net assets resulting from operations	55,714	164,115	148,081	36,612	89,871
Unit transactions:
Purchases	49,733	87,520	24,883	57,217	196,110
Net transfers	(20,773)	(14,900)	(29,005)	(18,056)	(5,660)
Surrenders for benefit payments and fees	(196,553)	(200,553)	(60,997)	(139,835)	(12,412)
Other transactions	(4)	1	(17)	(422)	(304)
Death benefits	—	—	—	—	—
Net loan activity	(13)	(17)	(2)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(167,610)	(127,949)	(65,138)	(101,096)	177,734
Net increase (decrease) in net assets	(111,896)	36,166	82,943	(64,484)	267,605
Net Assets:
Beginning of year	414,340	856,740	326,265	527,645	368,734
End of year	$302,444	$892,906	$409,208	$463,161	$636,339

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	The Hartford Growth Opportunities Fund Sub-Account	The Hartford Value Opportunities Fund Sub-Account	Hartford Moderate Allocation Fund Sub-Account	The Hartford Conservative Allocation Fund Sub-Account	The Hartford Capital Appreciation Fund Sub-Account
Net investment income (loss)	$(4,795)	$45	$15,900	$7,467	$(23,259)
Net realized gain (loss) on security transactions	112,629	2	9,167	834	87,678
Net realized gain on distributions	32,833	—	49,247	—	304,115
Net unrealized appreciation (depreciation) of investments during the year	54,349	2	146,793	59,819	1,015,173
Net increase (decrease) in net assets resulting from operations	195,016	49	221,107	68,120	1,383,707
Unit transactions:
Purchases	60,534	—	154,493	75,413	408,428
Net transfers	25,670	—	(118,956)	—	(256,381)
Surrenders for benefit payments and fees	(368,031)	(1)	(316,607)	(14,714)	(672,831)
Other transactions	(7)	(1)	(13)	(4)	1
Death benefits	—	—	—	—	—
Net loan activity	—	—	(5)	—	(24)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(281,834)	(2)	(281,088)	60,695	(520,807)
Net increase (decrease) in net assets	(86,818)	47	(59,981)	128,815	862,899
Net Assets:
Beginning of year	377,630	2,743	2,332,516	809,413	7,391,615
End of year	$290,812	$2,790	$2,272,535	$938,228	$8,254,514

The accompanying notes are an integral part of these financial statements.

	The Hartford Growth Allocation Fund Sub-Account	The Hartford Inflation Plus Fund Sub-Account	The Hartford Equity Income Fund Sub-Account	The Hartford Balanced Income Fund Sub-Account	The Hartford MidCap Value Fund Sub-Account
Net investment income (loss)	$25,321	$2,343	$5,170	$5,273	$(202)
Net realized gain (loss) on security transactions	28,313	112	(797)	1,449	10,764
Net realized gain on distributions	73,996	—	6,090	2,230	—
Net unrealized appreciation (depreciation) of investments during the year	203,736	31,530	23,646	19,062	(9,602)
Net increase (decrease) in net assets resulting from operations	331,366	33,985	34,109	28,014	960
Unit transactions:
Purchases	271,138	58,403	80,764	61,819	8,621
Net transfers	(303,972)	(37,050)	28,502	37,985	(552)
Surrenders for benefit payments and fees	(173,540)	(65,605)	(46,856)	(56,430)	(144,694)
Other transactions	(3)	(3)	13	(1)	(3)
Death benefits	—	—	—	—	—
Net loan activity	—	(12)	(28)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(206,377)	(44,267)	62,395	43,373	(136,628)
Net increase (decrease) in net assets	124,989	(10,282)	96,504	71,387	(135,668)
Net Assets:
Beginning of year	2,778,131	458,048	524,823	425,307	174,528
End of year	$2,903,120	$447,766	$621,327	$496,694	$38,860

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Hotchkis and Wiley Large Cap Value Fund Sub-Account	Invesco V.I. Technology Fund Sub-Account	Invesco Technology Fund Sub-Account	Ivy Natural Resources Fund Sub-Account	Ivy Large Cap Growth Fund Sub-Account
Net investment income (loss)	$5,532	$(3,621)	$(7,608)	$(1,793)	$(4,981)
Net realized gain (loss) on security transactions	8,808	32,074	40,330	(71,719)	27,144
Net realized gain on distributions	—	42,562	102,262	—	43,660
Net unrealized appreciation (depreciation) of investments during the year	(44,084)	129,813	323,429	(45,932)	84,012
Net increase (decrease) in net assets resulting from operations	(29,744)	200,828	458,413	(119,444)	149,835
Unit transactions:
Purchases	33,165	6,109	103,315	102,416	63,681
Net transfers	(56,657)	(86,003)	141,041	(48,650)	(49,137)
Surrenders for benefit payments and fees	(49,048)	(21,379)	(83,511)	(103,245)	(99,919)
Other transactions	(3)	—	(11)	4	(8)
Death benefits	—	—	—	—	—
Net loan activity	(2)	—	(19)	(17)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(72,545)	(101,273)	160,815	(49,492)	(85,383)
Net increase (decrease) in net assets	(102,288)	99,555	619,228	(168,935)	64,452
Net Assets:
Beginning of year	617,872	540,859	914,822	959,052	670,365
End of year	$515,584	$640,414	$1,534,050	$790,117	$734,817

The accompanying notes are an integral part of these financial statements.

	Ivy Science & Technology Fund Sub-Account	Ivy Asset Strategy Fund Sub-Account	Janus Henderson Forty Portfolio Sub-Account	Janus Henderson Global Research Portfolio Sub-Account	Janus Henderson Enterprise Portfolio Sub-Account
Net investment income (loss)	$(13,822)	$2,080	$(13,753)	$103	$(531)
Net realized gain (loss) on security transactions	73,957	(5,179)	10,423	11,034	2,860
Net realized gain on distributions	167,465	3,971	218,229	14,109	6,949
Net unrealized appreciation (depreciation) of investments during the year	303,040	40,469	840,293	26,524	6,262
Net increase (decrease) in net assets resulting from operations	530,640	41,341	1,055,192	51,770	15,540
Unit transactions:
Purchases	397,078	40,056	16,438	180	397
Net transfers	(177,952)	(12,801)	51,197	—	(12,915)
Surrenders for benefit payments and fees	(218,180)	(42,492)	(68,420)	(27,982)	(6,128)
Other transactions	(4)	(3)	(34)	(17)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	(3,889)	(2,128)	—
Net increase (decrease) in net assets resulting from unit transactions	942	(15,240)	(4,708)	(29,947)	(18,647)
Net increase (decrease) in net assets	531,582	26,101	1,050,484	21,823	(3,107)
Net Assets:
Beginning of year	1,687,510	356,318	2,895,720	293,095	101,248
End of year	$2,219,092	$382,419	$3,946,204	$314,918	$98,141

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Janus Henderson Balanced Portfolio Sub-Account	Janus Henderson Overseas Portfolio Sub-Account	Janus Henderson Flexible Bond Fund Sub-Account	Janus Henderson Forty Fund Sub-Account	Janus Henderson Balanced Fund Sub-Account
Net investment income (loss)	$3,858	$1,153	$673	$(47,472)	$11,088
Net realized gain (loss) on security transactions	49,751	(10,884)	11	177,467	88,366
Net realized gain on distributions	7,480	—	—	745,143	25,319
Net unrealized appreciation (depreciation) of investments during the year	(27,000)	31,242	3,078	1,792,522	102,345
Net increase (decrease) in net assets resulting from operations	34,089	21,511	3,762	2,667,660	227,118
Unit transactions:
Purchases	1,584	2,802	9,314	315,366	248,263
Net transfers	(182,139)	(20,625)	—	154,130	(243,668)
Surrenders for benefit payments and fees	(72,536)	(10,304)	—	(649,278)	(359,478)
Other transactions	—	(2)	4	(102)	(4)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(27)	(9)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(253,091)	(28,129)	9,318	(179,911)	(354,896)
Net increase (decrease) in net assets	(219,002)	(6,618)	13,081	2,487,749	(127,778)
Net Assets:
Beginning of year	472,225	214,773	34,597	7,142,367	2,409,412
End of year	$253,223	$208,155	$47,678	$9,630,116	$2,281,634

The accompanying notes are an integral part of these financial statements.

	Janus Henderson Enterprise Fund Sub-Account	Janus Henderson Overseas Fund Sub-Account	Janus Henderson Global Research Fund Sub-Account	Janus Henderson Mid Cap Value Fund Sub-Account	PGIM Jennison Natural Resources Fund Sub-Account
Net investment income (loss)	$(12,026)	$88	$(1,053)	$1,716	$47
Net realized gain (loss) on security transactions	50,532	(2,103)	6,964	(18,226)	(88,968)
Net realized gain on distributions	124,924	—	6,714	—	—
Net unrealized appreciation (depreciation) of investments during the year	94,406	256,376	21,177	26,819	32,209
Net increase (decrease) in net assets resulting from operations	257,836	254,361	33,802	10,309	(56,712)
Unit transactions:
Purchases	155,933	121,984	5,022	130,562	23,612
Net transfers	(134,344)	(29,884)	(14,126)	13,555	(294,830)
Surrenders for benefit payments and fees	(46,716)	(137,491)	(6,691)	(66,667)	(58,388)
Other transactions	7	(50)	(7)	11	(16)
Death benefits	—	—	—	—	—
Net loan activity	—	(8)	—	(15)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(25,120)	(45,449)	(15,802)	77,446	(329,622)
Net increase (decrease) in net assets	232,716	208,912	18,000	87,755	(386,335)
Net Assets:
Beginning of year	1,363,009	1,693,803	192,337	1,169,668	402,188
End of year	$1,595,725	$1,902,715	$210,337	$1,257,423	$15,853

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	PGIM Jennison Mid-Cap Growth Fund Sub-Account	PGIM Jennison 20/20 Focus Fund Sub-Account	MassMutual Premier High Yield Fund Sub-Account (41)	JPMorgan Large Cap Growth Fund Sub-Account	JPMorgan Core Bond Fund Sub-Account
Net investment income (loss)	$(6,347)	$(1,693)	$129,292	$(1,464)	$78,831
Net realized gain (loss) on security transactions	(20,662)	3,108	31,491	51,683	267,784
Net realized gain on distributions	309,356	26,002	—	17,939	30,837
Net unrealized appreciation (depreciation) of investments during the year	13,205	30,655	86,609	7,907	6,567
Net increase (decrease) in net assets resulting from operations	295,552	58,072	247,392	76,065	384,019
Unit transactions:
Purchases	72,868	25,957	90,218	4,870	462,888
Net transfers	(74,198)	(16,279)	2,287,663	266,849	(3,752,633)
Surrenders for benefit payments and fees	(34,251)	(14,155)	(37,989)	(9)	(178,112)
Other transactions	(14)	(9)	4,839	(4)	18
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(35,595)	(4,486)	2,344,731	271,706	(3,467,839)
Net increase (decrease) in net assets	259,957	53,586	2,592,123	347,771	(3,083,820)
Net Assets:
Beginning of year	708,315	184,367	—	7,955	5,135,087
End of year	$968,272	$237,953	$2,592,123	$355,726	$2,051,267

(41)  MassMutual Premier High Yield Fund, Newly funded on July 17, 2020

The accompanying notes are an integral part of these financial statements.

	JPMorgan Small Cap Equity Fund Sub-Account	JPMorgan Small Cap Growth Fund Sub-Account	JPMorgan Small Cap Value Fund Sub-Account	JPMorgan U.S. Equity Fund Sub-Account	JPMorgan SmartRetirement 2020 Fund Sub-Account
Net investment income (loss)	$(441)	$(10,977)	$860	$(3,163)	$73,489
Net realized gain (loss) on security transactions	760	81,252	(82,174)	47,580	(121,743)
Net realized gain on distributions	1,420	113,286	—	40,677	128,418
Net unrealized appreciation (depreciation) of investments during the year	4,414	392,567	37,485	89,769	325,435
Net increase (decrease) in net assets resulting from operations	6,153	576,128	(43,829)	174,863	405,599
Unit transactions:
Purchases	4,605	226,036	41,870	116,411	427,025
Net transfers	(4,018)	160,810	(116,012)	(144,708)	(65,804)
Surrenders for benefit payments and fees	(14,090)	(108,465)	(15,383)	(203,739)	(1,194,159)
Other transactions	(12)	39	15,121	(60)	(13)
Death benefits	—	—	—	—	—
Net loan activity	—	(5)	(32)	(15)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(13,515)	278,415	(74,436)	(232,111)	(832,951)
Net increase (decrease) in net assets	(7,362)	854,542	(118,265)	(57,249)	(427,352)
Net Assets:
Beginning of year	60,031	828,739	402,228	798,006	5,569,206
End of year	$52,669	$1,683,281	$283,963	$740,757	$5,141,854

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	JPMorgan SmartRetirement 2025 Fund Sub-Account	JPMorgan SmartRetirement 2030 Fund Sub-Account	JPMorgan SmartRetirement 2035 Fund Sub-Account	JPMorgan SmartRetirement 2040 Fund Sub-Account	JPMorgan SmartRetirement 2045 Fund Sub-Account
Net investment income (loss)	$94,012	$91,294	$40,899	$47,812	$20,447
Net realized gain (loss) on security transactions	(159,013)	(105,059)	(83,409)	(53,437)	(195,771)
Net realized gain on distributions	211,968	198,476	144,684	194,425	112,533
Net unrealized appreciation (depreciation) of investments during the year	541,606	660,222	365,092	522,853	335,979
Net increase (decrease) in net assets resulting from operations	688,573	844,933	467,266	711,653	273,188
Unit transactions:
Purchases	919,308	1,029,964	757,496	997,646	624,860
Net transfers	(373,827)	1,876	(356,852)	(152,237)	(248,788)
Surrenders for benefit payments and fees	(1,286,728)	(1,220,087)	(1,212,860)	(845,465)	(912,950)
Other transactions	67	(3)	894	(15)	(68)
Death benefits	—	—	—	—	—
Net loan activity	(164)	(460)	(140)	(76)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(741,344)	(188,710)	(811,462)	(147)	(536,946)
Net increase (decrease) in net assets	(52,771)	656,223	(344,196)	711,506	(263,759)
Net Assets:
Beginning of year	8,713,640	8,024,201	5,506,462	5,547,066	4,229,039
End of year	$8,660,869	$8,680,424	$5,162,266	$6,258,572	$3,965,280
The accompanying notes are an integral part of these financial statements.

	JPMorgan SmartRetirement 2050 Fund Sub-Account	JPMorgan SmartRetirement Income Fund Sub-Account	JPMorgan Smart Retirement 2055 Fund Sub-Account	Loomis Sayles Bond Fund Sub-Account	LKCM Aquinas Catholic Equity Fund Sub-Account
Net investment income (loss)	$23,022	$23,390	$8,734	$47,843	$(1,112)
Net realized gain (loss) on security transactions	(42,938)	(107,559)	(153,207)	(204,085)	10
Net realized gain on distributions	106,050	33,230	31,375	1,884	13,046
Net unrealized appreciation (depreciation) of investments during the year	312,692	126,986	102,868	(17,984)	28,821
Net increase (decrease) in net assets resulting from operations	398,826	76,047	(10,230)	(172,342)	40,765
Unit transactions:
Purchases	838,120	144,982	464,959	205,205	16,785
Net transfers	(418,247)	(97,217)	(178,370)	(3,302,091)	—
Surrenders for benefit payments and fees	(630,487)	(710,147)	(748,439)	(228,468)	—
Other transactions	1,171	(8)	(8)	(52)	(3)
Death benefits	—	—	—	—	—
Net loan activity	(121)	—	(150)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(209,564)	(662,390)	(462,008)	(3,325,406)	16,782
Net increase (decrease) in net assets	189,262	(586,343)	(472,238)	(3,497,748)	57,547
Net Assets:
Beginning of year	3,434,363	2,041,315	1,834,309	3,848,732	160,076
End of year	$3,623,625	$1,454,972	$1,362,071	$350,984	$217,623

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Lord Abbett Affiliated Fund Sub-Account	Lord Abbett Fundamental Equity Fund Sub-Account	Lord Abbett Bond Debenture Fund Sub-Account	Lord Abbett Growth Opportunities fund Sub-Account	Lord Abbett Dividend Growth Fund Sub-Account (20)
Net investment income (loss)	$4,481	$29,651	$73,227	$(1,825)	$(43)
Net realized gain (loss) on security transactions	(941)	(58,699)	50	370	805
Net realized gain on distributions	—	—	—	30,362	6,422
Net unrealized appreciation (depreciation) of investments during the year	(9,335)	115,765	79,455	32,716	28,074
Net increase (decrease) in net assets resulting from operations	(5,795)	86,717	152,732	61,623	35,258
Unit transactions:
Purchases	48,319	163,114	141,790	13,307	29,757
Net transfers	—	(21,246)	(7,334)	2,500	(768)
Surrenders for benefit payments and fees	(15,714)	(270,943)	(326,876)	(106)	(6,396)
Other transactions	(2)	860	907	(4)	(7)
Death benefits	—	—	—	—	—
Net loan activity	(29)	—	(5)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	32,574	(128,215)	(191,518)	15,697	22,586
Net increase (decrease) in net assets	26,779	(41,498)	(38,786)	77,320	57,844
Net Assets:
Beginning of year	457,148	2,484,812	2,381,542	149,043	222,158
End of year	$483,927	$2,443,314	$2,342,756	$226,363	$280,002

(20)  Formerly Lord Abbett Calibrated Dividend Growth Fund, Name changed to Lord Abbett Dividend Growth Fund, Effective 4/1/2020

The accompanying notes are an integral part of these financial statements.

	Lord Abbett Total Return Fund Sub-Account	Lord Abbett Developing Growth Fund Sub-Account	Lord Abbett International Equity Inv Opt Sub-Account	Lord Abbett Value Opportunities Fund Sub-Account	Clearbridge Value Trust Sub-Account
Net investment income (loss)	$141,150	$(11,668)	$2,746	$(14,081)	$368
Net realized gain (loss) on security transactions	(9,064)	12,750	(9,909)	(124,321)	1,300
Net realized gain on distributions	132,657	132,850	—	137,479	9,667
Net unrealized appreciation (depreciation) of investments during the year	118,854	494,997	55,877	316,638	2,540
Net increase (decrease) in net assets resulting from operations	383,597	628,929	48,714	315,715	13,875
Unit transactions:
Purchases	564,651	98,769	39,009	229,581	5,330
Net transfers	269,661	(41,886)	597	(610,188)	(17,386)
Surrenders for benefit payments and fees	(514,216)	(174,140)	(59,408)	(225,426)	(16,003)
Other transactions	1,438	(944)	(4)	33	(4)
Death benefits	—	—	—	—	—
Net loan activity	(3)	(18)	—	(13)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	321,531	(118,219)	(19,806)	(606,013)	(28,063)
Net increase (decrease) in net assets	705,128	510,710	28,908	(290,298)	(14,188)
Net Assets:
Beginning of year	6,127,661	967,366	389,534	3,100,910	242,677
End of year	$6,832,789	$1,478,076	$418,442	$2,810,612	$228,489

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	BMO Mid-Cap Value Fund Sub-Account	MFS® Emerging Markets Debt Fund Sub-Account	Massachusetts Investors Growth Stock Fund Sub-Account	MFS High Income Fund Sub-Account	MFS International New Discovery Fund Sub-Account
Net investment income (loss)	$10,685	$7,550	$(1,826)	$34,456	$(1,295)
Net realized gain (loss) on security transactions	(38,255)	(960)	266,623	(10,795)	5,406
Net realized gain on distributions	—	—	281,390	—	13,399
Net unrealized appreciation (depreciation) of investments during the year	4,031	9,280	217,820	(1,622)	7,731
Net increase (decrease) in net assets resulting from operations	(23,539)	15,870	764,007	22,039	25,241
Unit transactions:
Purchases	16,366	33,581	25,537	35,468	39,460
Net transfers	(25,561)	18,218	(307,450)	(10,259)	(35,064)
Surrenders for benefit payments and fees	(33,629)	(42,772)	(615,544)	(152,861)	(19,580)
Other transactions	8	5	3	(108)	(2)
Death benefits	—	—	—	—	—
Net loan activity	(7)	—	—	(13)	(2)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(42,823)	9,032	(897,454)	(127,773)	(15,188)
Net increase (decrease) in net assets	(66,363)	24,902	(133,447)	(105,733)	10,054
Net Assets:
Beginning of year	532,070	248,394	4,104,331	959,971	367,686
End of year	$465,707	$273,296	$3,970,884	$854,238	$377,740

The accompanying notes are an integral part of these financial statements.

	MFS Mid Cap Growth Fund Sub-Account	MFS New Discovery Fund Sub-Account	MFS Research International Fund Sub-Account	MFS Total Return Fund Sub-Account	MFS Utilities Fund Sub-Account
Net investment income (loss)	$(5,261)	$(1,059)	$2,384	$25,634	$50,100
Net realized gain (loss) on security transactions	63,923	70,388	23,694	77,602	55,526
Net realized gain on distributions	6,719	577,092	—	109,244	155,888
Net unrealized appreciation (depreciation) of investments during the year	146,025	1,121,881	314,334	(8,245)	(91,129)
Net increase (decrease) in net assets resulting from operations	211,406	1,768,302	340,412	204,235	170,385
Unit transactions:
Purchases	12,597	312,320	332,338	425,638	289,200
Net transfers	(19,624)	124,862	19,942	(210,471)	(270,422)
Surrenders for benefit payments and fees	(109,755)	(166,718)	(186,733)	(289,943)	(688,969)
Other transactions	(4)	(16)	(11)	5	(28)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(49)	—	(42)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(116,786)	270,448	165,487	(74,771)	(670,261)
Net increase (decrease) in net assets	94,620	2,038,750	505,900	129,465	(499,876)
Net Assets:
Beginning of year	720,049	4,042,264	2,433,824	2,129,966	4,506,406
End of year	$814,669	$6,081,014	$2,939,724	$2,259,431	$4,006,530

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	MFS Value Fund Sub-Account	MFS Total Return Bond Fund Sub-Account	MFS Massachusetts Investors Trust Sub-Account	MFS International Growth Fund Sub-Account	MFS Core Equity Fund Sub-Account
Net investment income (loss)	$145,166	$40,522	$1,230	$(651)	$281
Net realized gain (loss) on security transactions	237,034	20,158	(1,729)	11,104	79,523
Net realized gain on distributions	142,648	7,923	31,198	—	33,278
Net unrealized appreciation (depreciation) of investments during the year	662,416	82,891	64,140	28,428	350,495
Net increase (decrease) in net assets resulting from operations	1,187,264	151,494	94,839	38,881	463,577
Unit transactions:
Purchases	740,297	257,738	124,516	37,939	10,660
Net transfers	4,315,245	329,305	(168,760)	8,462	(184,841)
Surrenders for benefit payments and fees	(1,084,810)	(304,752)	(108,293)	(36,008)	(134,185)
Other transactions	368	398	(87)	(2)	(2)
Death benefits	—	—	—	—	—
Net loan activity	(70)	(35)	(22)	(5)	(3)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	3,971,030	282,654	(152,646)	10,386	(308,371)
Net increase (decrease) in net assets	5,158,294	434,148	(57,808)	49,267	155,207
Net Assets:
Beginning of year	8,780,215	1,922,540	930,858	209,020	2,755,130
End of year	$13,938,509	$2,356,688	$873,050	$258,287	$2,910,337

The accompanying notes are an integral part of these financial statements.

	MFS Government Securities Fund Sub-Account	MFS International Value Fund Sub-Account	MFS Technology Fund Sub-Account	MFS Core Equity Series Sub-Account	MFS Utilities Series Sub-Account
Net investment income (loss)	$61,643	$86,309	$(1,727)	$(28)	$1,399
Net realized gain (loss) on security transactions	37,123	517,608	(1,340)	(686)	9,109
Net realized gain on distributions	—	1,134,882	15,682	—	2,513
Net unrealized appreciation (depreciation) of investments during the year	118,050	2,392,346	72,979	(946)	(22,723)
Net increase (decrease) in net assets resulting from operations	216,816	4,131,145	85,594	(1,660)	(9,702)
Unit transactions:
Purchases	573,115	1,040,637	16,120	77	77
Net transfers	460,588	7,227,130	40,364	(11,490)	(119,865)
Surrenders for benefit payments and fees	(498,738)	(1,867,331)	(5,697)	—	(8,121)
Other transactions	322	286	(8)	(1)	1
Death benefits	—	—	—	—	—
Net loan activity	(85)	(83)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	535,202	6,400,639	50,779	(11,414)	(127,908)
Net increase (decrease) in net assets	752,018	10,531,784	136,373	(13,074)	(137,610)
Net Assets:
Beginning of year	3,850,304	13,826,610	172,816	13,077	238,657
End of year	$4,602,322	$24,358,394	$309,189	$3	$101,047

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	MFS Growth Fund Sub-Account	MFS High Yield Portfolio Sub-Account	BlackRock Global Allocation Fund, Inc. Sub-Account	BlackRock Advantage Large Cap Core Fund Sub-Account	BlackRock Advantage U.S. Total Market Fund Sub-Account
Net investment income (loss)	$(3,711)	$5,444	$(22,230)	$48	$(201)
Net realized gain (loss) on security transactions	11,610	(14,800)	(1,601)	1,530	1,293
Net realized gain on distributions	25,578	—	498,243	2,880	1,054
Net unrealized appreciation (depreciation) of investments during the year	108,288	2,279	794,339	7,789	1,453
Net increase (decrease) in net assets resulting from operations	141,765	(7,077)	1,268,751	12,247	3,599
Unit transactions:
Purchases	50,352	1,219	672,344	3,352	218
Net transfers	240,855	(84,460)	(53,309)	55	(12,411)
Surrenders for benefit payments and fees	(7,227)	(36,337)	(658,932)	(11,907)	(1,372)
Other transactions	(4)	—	(1)	—	(4)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(17)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	283,976	(119,578)	(39,898)	(8,517)	(13,569)
Net increase (decrease) in net assets	425,741	(126,654)	1,228,853	3,731	(9,970)
Net Assets:
Beginning of year	272,882	244,783	6,548,997	74,962	36,541
End of year	$698,623	$118,129	$7,777,850	$78,693	$26,571

The accompanying notes are an integral part of these financial statements.

	BlackRock Mid Cap Dividend Fund Sub-Account	BlackRock International Dividend Fund Sub-Account	BlackRock Mid Cap Growth Equity Portfolio Sub-Account	Victory Munder Mid-Cap Core Growth Fund Sub-Account	Neuberger Berman Sustainable Equity Fund Sub-Account
Net investment income (loss)	$7,114	$2,619	$(5,140)	$(4,940)	$(3,277)
Net realized gain (loss) on security transactions	(22,113)	(11,628)	39,013	(2,021,619)	(12,339)
Net realized gain on distributions	15,029	—	—	384,129	98,140
Net unrealized appreciation (depreciation) of investments during the year	106,573	31,813	150,991	1,381,172	207,976
Net increase (decrease) in net assets resulting from operations	106,603	22,804	184,864	(261,258)	290,500
Unit transactions:
Purchases	149,075	72,667	83,530	48,864	214,333
Net transfers	41,612	(18,745)	2,688	(1,672,795)	(271,340)
Surrenders for benefit payments and fees	(182,976)	(72,818)	(67,443)	(581,466)	(109,486)
Other transactions	(151)	7	(13)	1,131	(4,128)
Death benefits	—	—	—	—	—
Net loan activity	(28)	—	—	(38)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	7,532	(18,889)	18,762	(2,204,304)	(170,621)
Net increase (decrease) in net assets	114,135	3,916	203,626	(2,465,562)	119,879
Net Assets:
Beginning of year	1,525,057	388,650	435,071	3,266,909	1,762,784
End of year	$1,639,192	$392,566	$638,697	$801,347	$1,882,663

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Nuveen NWQ International Value Fund Sub-Account	The Oakmark International Small Cap Fund Sub-Account	The Oakmark Equity and Income Fund Sub-Account	Invesco Capital Appreciation Fund Sub-Account (21)	Invesco Oppenheimer Global Fund Sub-Account
Net investment income (loss)	$1,131	$6,741	$15	$(5,735)	$(20,296)
Net realized gain (loss) on security transactions	(1,938)	(5,828)	(1,004,098)	32,320	202,293
Net realized gain on distributions	—	—	364	37,306	322,524
Net unrealized appreciation (depreciation) of investments during the year	4,273	15,949	2,555	284,138	765,670
Net increase (decrease) in net assets resulting from operations	3,466	16,862	(1,001,164)	348,029	1,270,191
Unit transactions:
Purchases	11,045	114	11,402	41,475	280,190
Net transfers	6,426	(5,382)	(9,027,758)	(90,442)	(493,551)
Surrenders for benefit payments and fees	(4,774)	(5,093)	(343,419)	(116,725)	(641,999)
Other transactions	(2)	—	(1)	(74)	(122)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(14)	(65)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	12,695	(10,361)	(9,359,776)	(165,780)	(855,547)
Net increase (decrease) in net assets	16,161	6,502	(10,360,940)	182,249	414,644
Net Assets:
Beginning of year	86,128	422,299	10,373,453	1,019,952	5,502,403
End of year	$102,289	$428,801	$12,513	$1,202,201	$5,917,047

(1)  Invesco Mid Cap Core Equity Fund merged with Invesco Main Street Mid Cap Fund, Effective 4/17/2020

(21)  Formerly Invesco Oppenheimer Capital Appreciation Fund, Name changed to Invesco Capital Appreciation Fund, Effective 9/30/2020

(22)  Formerly Invesco Oppenheimer Global Opportunities Fund, Name changed to Invesco Global Opportunities Fund, Effective 9/30/2020

(23)  Formerly Invesco Oppenheimer Main Street Fund, Name changed to Invesco Main Street Fund, Effective 9/30/2020

(24)  Formerly Invesco Oppenheimer Global Strategic Income Fund, Name changed to Invesco Global Strategic Income Fund, Effective 9/30/2020

(25)  Formerly Invesco Oppenheimer Main Street Mid Cap Fund, Name changed to Invesco Main Street Mid Cap Fund, Effective 9/30/2020

The accompanying notes are an integral part of these financial statements.

	Invesco Global Opportunities Fund Sub-Account (22)	Invesco Oppenheimer International Growth Fund Sub-Account	Invesco Main Street Fund Sub-Account (23)	Invesco Global Strategic Income Fund Sub-Account (24)	Invesco Main Street Mid Cap Fund Sub-Account (1)(25)
Net investment income (loss)	$(3,658)	$(6,215)	$(227)	$12,155	$(16,203)
Net realized gain (loss) on security transactions	3,977	496,260	856	(15,463)	(21,737)
Net realized gain on distributions	34,980	112,786	9,865	—	80,106
Net unrealized appreciation (depreciation) of investments during the year	89,501	(510,987)	47,580	16,144	238,449
Net increase (decrease) in net assets resulting from operations	124,800	91,844	58,074	12,836	280,615
Unit transactions:
Purchases	46,692	220,762	50,051	76,860	225,518
Net transfers	(168,002)	(3,332,112)	(24,600)	13,648	14,060
Surrenders for benefit payments and fees	(23,922)	(164,263)	(41,085)	(161,153)	(276,055)
Other transactions	(2)	(60)	(9)	105	(14)
Death benefits	—	—	—	—	—
Net loan activity	—	(11)	(29)	—	(8)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(145,234)	(3,275,684)	(15,672)	(70,540)	(36,499)
Net increase (decrease) in net assets	(20,434)	(3,183,840)	42,402	(57,704)	244,116
Net Assets:
Beginning of year	441,751	4,071,781	395,709	673,158	2,848,281
End of year	$421,317	$887,941	$438,111	$615,454	$3,092,397

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Invesco Developing Markets Fund Sub-Account	Invesco International Bond Fund Sub-Account (27)	Invesco Oppenheimer Mid Cap Value Fund Sub-Account	Invesco Main Street All Cap Fund Sub-Account (28)	Invesco Gold & Special Minerals Fund Sub-Account (29)
Net investment income (loss)	$(15,581)	$80,436	$(464)	$(1,865)	$15,314
Net realized gain (loss) on security transactions	135,556	(54,395)	(106,100)	8,508	51,465
Net realized gain on distributions	—	—	—	6,919	—
Net unrealized appreciation (depreciation) of investments during the year	504,545	216,814	(7,154)	247,123	362,321
Net increase (decrease) in net assets resulting from operations	624,520	242,855	(113,718)	260,685	429,100
Unit transactions:
Purchases	247,904	308,817	11,687	114,432	179,841
Net transfers	(179,014)	(187,421)	(316,842)	(5,199)	(102,396)
Surrenders for benefit payments and fees	(743,897)	(307,958)	(7,017)	(30,356)	(397,105)
Other transactions	76	560	5	(76)	(56)
Death benefits	—	—	—	—	—
Net loan activity	(37)	(14)	—	(10)	(53)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(674,968)	(186,016)	(312,167)	78,791	(319,769)
Net increase (decrease) in net assets	(50,448)	56,839	(425,885)	339,476	109,330
Net Assets:
Beginning of year	4,714,422	3,550,890	425,885	1,262,864	1,895,354
End of year	$4,663,974	$3,607,729	$—	$1,602,340	$2,004,684

(27)  Formerly Invesco Oppenheimer International Bond Fund, Name changed to Invesco International Bond Fund, Effective 9/30/2020

(28)  Formerly Invesco Oppenheimer Main Street All Cap Fund® Name changed to Invesco Main Street All Cap Fund, Effective 9/30/2020

(29)  Formerly Invesco Oppenheimer Gold & Special Minerals Fund, Name changed to Invesco Gold & Special Minerals Fund, Effective 9/30/2020

(30)  Formerly Invesco Oppenheimer International Diversified Fund, Name changed to Invesco International Diversified Fund, Effective 9/30/2020

(31)  Formerly Invesco Oppenheimer Rising Dividends Fund, Name changed to Invesco Rising Dividends Fund, Effective 9/30/2020

The accompanying notes are an integral part of these financial statements.

	Invesco Oppenheimer Real Estate Fund Sub-Account	Invesco Oppenheimer Equity Income Fund Sub-Account	Invesco International Diversified Fund Sub-Account (30)	Invesco Rising Dividends Fund Sub-Account (31)	Putnam Global Equity Fund Sub-Account
Net investment income (loss)	$(1,903)	$31	$54	$(50)	$(293)
Net realized gain (loss) on security transactions	(124,297)	(1,136)	3,570	(2,490)	722
Net realized gain on distributions	21,900	137	656	253	399
Net unrealized appreciation (depreciation) of investments during the year	(36,845)	(86)	42,162	662	(1,319)
Net increase (decrease) in net assets resulting from operations	(141,145)	(1,054)	46,442	(1,625)	(491)
Unit transactions:
Purchases	29,101	273	47,514	1,855	1,889
Net transfers	(757,065)	(6,109)	(10,999)	3,402	(20,000)
Surrenders for benefit payments and fees	(129,619)	(1,169)	(7,628)	(3)	—
Other transactions	4	1	1	(3)	(2)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(2)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(857,579)	(7,004)	28,886	5,251	(18,113)
Net increase (decrease) in net assets	(998,724)	(8,059)	75,328	3,627	(18,604)
Net Assets:
Beginning of year	998,724	8,059	182,931	12,272	74,763
End of year	$—	$—	$258,259	$15,899	$56,159

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Putnam VT High Yield Fund Sub-Account	Putnam VT Emerging Markets Equity Fund Sub-Account (32)	Putnam VT Sustainable Leaders Fund Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	Pioneer Disciplined Value Fund Sub-Account
Net investment income (loss)	$20,622	$(893)	$(878)	$713	$969
Net realized gain (loss) on security transactions	(12,332)	(547)	5,631	(31,993)	(1,044)
Net realized gain on distributions	—	—	28,436	—	—
Net unrealized appreciation (depreciation) of investments during the year	7,938	32,113	52,589	25,135	15,284
Net increase (decrease) in net assets resulting from operations	16,228	30,673	85,778	(6,145)	15,209
Unit transactions:
Purchases	320	2,632	4,952	4,841	27,174
Net transfers	8,896	(3,245)	(3,549)	(29,944)	2,991
Surrenders for benefit payments and fees	(196,345)	(46,797)	(21,504)	(5,612)	(4,660)
Other transactions	—	(2)	(4)	(2)	2
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	(10,557)	—
Net increase (decrease) in net assets resulting from unit transactions	(187,129)	(47,412)	(20,105)	(41,274)	25,507
Net increase (decrease) in net assets	(170,900)	(16,739)	65,673	(47,420)	40,716
Net Assets:
Beginning of year	435,751	159,565	329,953	213,286	158,061
End of year	$264,851	$142,826	$395,626	$165,866	$198,777

(32)  Formerly Putnam VT International Growth Fund, Name changed to Putnam VT Emerging Markets Equity Fund, Effective 9/30/2020

(33)  Formerly AllianzGI NFJ International Value Fund, Name changed to AllianzGI International Value Fund, Effective 4/30/2020

(34)  Formerly AllianzGI NFJ Small-Cap Value Fund, Name changed to AllianzGI Small-Cap Value Fund, Effective 4/30/2020

(35)  Formerly AllianzGI NFJ Dividend Value Fund, Name changed to AllianzGI Dividend Value Fund, Effective 4/30/2020

The accompanying notes are an integral part of these financial statements.

	Pioneer Equity Income Fund Sub-Account	Pioneer Fundamental Growth Fund Sub-Account	AllianzGI International Value Fund Sub-Account (33)	AllianzGI Small-Cap Value Fund Sub-Account (34)	AllianzGI Dividend Value Fund Sub-Account (35)
Net investment income (loss)	$233	$(964)	$291	$9,110	$29,009
Net realized gain (loss) on security transactions	166	592	(22)	(174,158)	(217,463)
Net realized gain on distributions	—	10,287	—	3,011	125
Net unrealized appreciation (depreciation) of investments during the year	48,756	15,506	2,267	76,683	87,721
Net increase (decrease) in net assets resulting from operations	49,155	25,421	2,536	(85,354)	(100,608)
Unit transactions:
Purchases	5,321	7,559	4,899	76,374	372,615
Net transfers	—	(2,792)	558	(92,879)	2,962
Surrenders for benefit payments and fees	(46)	(20)	(23)	(123,213)	(566,225)
Other transactions	(49,076)	(6)	(1)	22	(69)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	(35)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(43,801)	4,741	5,433	(139,696)	(190,752)
Net increase (decrease) in net assets	5,355	30,162	7,968	(225,050)	(291,360)
Net Assets:
Beginning of year	47,228	94,408	13,136	1,068,709	3,593,753
End of year	$52,583	$124,570	$21,104	$843,659	$3,302,393

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	AMG GW&K MID Cap Fund Sub-Account (36)	PIMCO Total Return Fund Sub-Account	PIMCO Emerging Markets Bond Fund Sub-Account	PIMCO Real Return Fund Sub-Account	Pioneer Fund Sub-Account
Net investment income (loss)	$(147)	$247,844	$14,570	$209,459	$(4,003)
Net realized gain (loss) on security transactions	255	32,276	(3,599)	85,021	7,059
Net realized gain on distributions	8,341	574,729	—	—	45,840
Net unrealized appreciation (depreciation) of investments during the year	(2,378)	330,912	10,173	849,981	135,670
Net increase (decrease) in net assets resulting from operations	6,071	1,185,761	21,144	1,144,461	184,566
Unit transactions:
Purchases	4,749	1,498,907	35,389	720,520	124,498
Net transfers	(415)	707,909	(17,347)	(285,196)	(79,066)
Surrenders for benefit payments and fees	(10,494)	(2,359,653)	(32,720)	(1,143,108)	(109,810)
Other transactions	(4)	1,872	(13)	1,004	(25)
Death benefits	—	—	—	—	—
Net loan activity	—	(252)	(2)	(155)	(3)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(6,164)	(151,217)	(14,693)	(706,935)	(64,406)
Net increase (decrease) in net assets	(93)	1,034,544	6,451	437,526	120,160
Net Assets:
Beginning of year	38,175	15,894,821	462,870	10,819,356	761,778
End of year	$38,082	$16,929,365	$469,321	$11,256,882	$881,938

(36)  Formerly AMG Managers Cadence Mid Cap Fund, Name changed to AMG GW&K MID CAP Fund, Effective 10/8/2020

The accompanying notes are an integral part of these financial statements.

	Pioneer High Yield Fund Sub-Account	Pioneer Strategic Income Fund Sub-Account	Pioneer Mid Cap Value Fund Sub-Account	Pioneer Select Mid Cap Growth Fund Sub-Account	PIMCO Total Return ESG Fund Sub-Account
Net investment income (loss)	$43,230	$136,794	$447	$(8,438)	$17,027
Net realized gain (loss) on security transactions	(3,350)	(15,711)	(12,991)	2,764	687
Net realized gain on distributions	—	—	—	158,556	44,610
Net unrealized appreciation (depreciation) of investments during the year	(13,553)	157,888	45,381	208,168	(26,529)
Net increase (decrease) in net assets resulting from operations	26,327	278,971	32,837	361,050	35,795
Unit transactions:
Purchases	75,850	526,441	91,952	65,357	43,003
Net transfers	12,864	(41,874)	164,439	1,815	2,117,123
Surrenders for benefit payments and fees	(122,056)	(667,965)	(96,671)	(11,058)	(14,830)
Other transactions	34	413	(7)	(10)	346
Death benefits	—	—	—	—	—
Net loan activity	(28)	(84)	(17)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(33,336)	(183,069)	159,696	56,104	2,145,642
Net increase (decrease) in net assets	(7,009)	95,902	192,533	417,154	2,181,437
Net Assets:
Beginning of year	1,019,805	4,664,725	994,279	906,297	169,113
End of year	$1,012,796	$4,760,627	$1,186,812	$1,323,451	$2,350,550

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Putnam Equity Income Fund Sub-Account	Putnam High Yield Fund Sub-Account	Putnam International Equity Fund Sub-Account	Putnam Sustainable Leaders Fund Sub-Account	Putnam International Capital Opportunities Fund Sub-Account
Net investment income (loss)	$6,906	$35,042	$2,785	$(4)	$225
Net realized gain (loss) on security transactions	21,934	(27,026)	2,362	5	1,133
Net realized gain on distributions	38,529	—	4,811	89	8,540
Net unrealized appreciation (depreciation) of investments during the year	(15,826)	11,290	24,829	203	13,518
Net increase (decrease) in net assets resulting from operations	51,543	19,306	34,787	293	23,416
Unit transactions:
Purchases	88,897	106,529	100	—	21,043
Net transfers	(115,562)	(102,950)	(7,647)	—	(27,445)
Surrenders for benefit payments and fees	(79,994)	(160,837)	(14,072)	(4)	(7,708)
Other transactions	1,308	(1)	—	(5)	(4)
Death benefits	—	—	—	—	—
Net loan activity	—	(4)	—	—	(1)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(105,351)	(157,263)	(21,619)	(9)	(14,115)
Net increase (decrease) in net assets	(53,808)	(137,957)	13,168	283	9,301
Net Assets:
Beginning of year	860,131	1,013,888	334,656	1,044	240,583
End of year	$806,323	$875,931	$347,824	$1,327	$249,884

The accompanying notes are an integral part of these financial statements.

	Putnam Small Cap Growth Fund Sub-Account	Royce Total Return Fund Sub-Account	Royce Smaller-Companies Growth Fund Sub-Account	Royce Small-Cap Value Fund Sub-Account	Columbia Large Cap Value Fund Sub-Account
Net investment income (loss)	$(1,129)	$9,680	$(1,786)	$1,304	$1,256
Net realized gain (loss) on security transactions	611	(32,085)	(24,556)	(41,181)	2,659
Net realized gain on distributions	10,828	144,544	56,344	3,963	—
Net unrealized appreciation (depreciation) of investments during the year	55,284	(51,497)	164,884	(6,907)	2,514
Net increase (decrease) in net assets resulting from operations	65,594	70,642	194,886	(42,821)	6,429
Unit transactions:
Purchases	41,452	98,784	9,745	38,166	6,601
Net transfers	1,478	(32,172)	(60,996)	(9,356)	(67)
Surrenders for benefit payments and fees	(7,851)	(66,330)	(18,994)	(55,142)	(30,881)
Other transactions	(15)	(1)	(7)	1	(1)
Death benefits	—	—	—	—	—
Net loan activity	(12)	(8)	(3)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	35,052	273	(70,255)	(26,331)	(24,348)
Net increase (decrease) in net assets	100,646	70,915	124,631	(69,152)	(17,919)
Net Assets:
Beginning of year	131,117	794,501	463,944	260,270	135,534
End of year	$231,763	$865,416	$588,575	$191,118	$117,615

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Columbia Small/Mid Cap Value Fund Sub-Account	RidgeWorth Ceredex Small Cap Value Equity Fund Sub-Account	RidgeWorth Ceredex Mid-Cap Value Equity Fund Sub-Account	RidgeWorth Seix Total Return Bond Fund Sub-Account	RidgeWorth Ceredex Large Cap Value Equity Fund Sub-Account
Net investment income (loss)	$(470)	$(2,868)	$(1,593)	$91	$159
Net realized gain (loss) on security transactions	(48,068)	(40,008)	(214,710)	2,701	(1,264)
Net realized gain on distributions	543	6,014	15,260	—	1,683
Net unrealized appreciation (depreciation) of investments during the year	3,264	49,067	(6,013)	135	1,716
Net increase (decrease) in net assets resulting from operations	(44,731)	12,205	(207,056)	2,927	2,294
Unit transactions:
Purchases	9,734	69,804	82,770	4,884	8,485
Net transfers	(219,545)	(66,551)	(35,298)	(88,094)	895
Surrenders for benefit payments and fees	(9,099)	(42,831)	(425,496)	(70,518)	(10,795)
Other transactions	(4)	(2)	13	(1)	—
Death benefits	—	—	—	—	—
Net loan activity	—	(7)	(13)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(218,914)	(39,587)	(378,024)	(153,729)	(1,415)
Net increase (decrease) in net assets	(263,638)	(27,382)	(585,080)	(150,800)	879
Net Assets:
Beginning of year	263,638	764,494	1,327,405	150,800	30,201
End of year	$—	$737,112	$742,325	$—	$31,080
The accompanying notes are an integral part of these financial statements.

	DWS Real Estate Securities Fund Sub-Account	DWS Equity Dividend Fund Sub-Account	DWS Capital Growth Fund Sub-Account	DWS Enhanced Emerging Markets Fixed Income Sub-Account	SSgA S&P 500 Index Fund Sub-Account
Net investment income (loss)	$156	$3,113	$(243)	$390	$25,078
Net realized gain (loss) on security transactions	(11)	150	39	(641)	86,398
Net realized gain on distributions	288	5,951	1,507	—	315,620
Net unrealized appreciation (depreciation) of investments during the year	(1,649)	(29,784)	5,250	(32)	(64,220)
Net increase (decrease) in net assets resulting from operations	(1,216)	(20,570)	6,553	(283)	362,876
Unit transactions:
Purchases	—	10,499	10,672	718	170,016
Net transfers	—	(2,253)	—	—	36,915
Surrenders for benefit payments and fees	—	(29)	(50)	(6,177)	(352,002)
Other transactions	2	—	(4)	(1)	146
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	2	8,217	10,618	(5,460)	(144,925)
Net increase (decrease) in net assets	(1,213)	(12,353)	17,171	(5,742)	217,951
Net Assets:
Beginning of year	20,187	211,109	13,464	16,998	2,347,796
End of year	$18,974	$198,756	$30,635	$11,256	$2,565,747

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	DWS Core Equity VIP Sub-Account	DWS Global Growth Fund Sub-Account	Select Overseas Fund Sub-Account	MassMutual Select Total Return Bond Fund Sub-Account	MassMutual Blue Chip Growth Fund Sub-Account
Net investment income (loss)	$109	$(100)	$(836)	$3,673	$(4)
Net realized gain (loss) on security transactions	9	237	5,063	1,701	337,537
Net realized gain on distributions	766	—	5,165	10,737	2,022,944
Net unrealized appreciation (depreciation) of investments during the year	1,720	35,096	20,855	5,867	5,375,830
Net increase (decrease) in net assets resulting from operations	2,604	35,233	30,247	21,978	7,736,307
Unit transactions:
Purchases	—	8,981	39,290	22,413	378,703
Net transfers	—	20,059	(5,243)	4,747	39,940,173
Surrenders for benefit payments and fees	(334)	(679)	(59,158)	(34,743)	(2,480,333)
Other transactions	(2)	(7)	(3)	(1)	(588)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(17)	(30)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(336)	28,354	(25,114)	(7,601)	37,837,925
Net increase (decrease) in net assets	2,268	63,587	5,133	14,377	45,574,232
Net Assets:
Beginning of year	17,274	142,163	284,575	292,539	465
End of year	$19,542	$205,750	$289,708	$306,916	$45,574,697

The accompanying notes are an integral part of these financial statements.

	Select T. Rowe Price/ Frontier MC Gr II Fund Sub-Account	Select Western Strategic Bond Fund Sub-Account	ClearBridge Appreciation Fund Sub-Account	ClearBridge Aggressive Growth Fund Sub-Account	ClearBridge All Cap Value Fund Sub-Account
Net investment income (loss)	$(983)	$141,307	$469	$(427)	$75
Net realized gain (loss) on security transactions	8,638	11,702	(1,007)	7,950	(112)
Net realized gain on distributions	82,534	120,618	21,466	7,502	823
Net unrealized appreciation (depreciation) of investments during the year	115,066	(81,187)	53,484	3,361	(1,492)
Net increase (decrease) in net assets resulting from operations	205,255	192,440	74,412	18,386	(706)
Unit transactions:
Purchases	59,516	191,052	49,790	12,051	13
Net transfers	1,227,399	4,670,851	12,374	(21,053)	—
Surrenders for benefit payments and fees	(30,642)	(259,206)	(61,034)	(286)	(17)
Other transactions	138	(339)	(2)	(9)	—
Death benefits	—	—	—	—	—
Net loan activity	(7)	(9)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,256,404	4,602,349	1,128	(9,297)	(4)
Net increase (decrease) in net assets	1,461,659	4,794,789	75,541	9,089	(710)
Net Assets:
Beginning of year	130,831	374,554	594,718	40,165	29,638
End of year	$1,592,490	$5,169,343	$670,259	$49,254	$28,928

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	ClearBridge Mid Cap Fund Sub-Account	ClearBridge Small Cap Growth Fund Sub-Account	Thornburg International Value Fund Sub-Account	Thornburg Core Growth Fund Sub-Account (37)	Thornburg Small/Mid Cap Growth Fund Sub-Account (38)
Net investment income (loss)	$(6,560)	$(6,454)	$(18,004)	$(6,382)	$(6,618)
Net realized gain (loss) on security transactions	11,649	39,176	(35,456)	161,946	32,876
Net realized gain on distributions	106,409	77,584	93,038	—	60,906
Net unrealized appreciation (depreciation) of investments during the year	136,659	245,733	577,941	(405,395)	208,696
Net increase (decrease) in net assets resulting from operations	248,157	356,039	617,519	(249,831)	295,860
Unit transactions:
Purchases	143,344	100,119	237,464	82,592	59,262
Net transfers	(75,194)	(75,020)	(123,477)	3,027	(41,631)
Surrenders for benefit payments and fees	(50,774)	(85,679)	(315,552)	(792,780)	(78,341)
Other transactions	256	7	(9,600)	(1,745)	(10)
Death benefits	—	—	—	—	—
Net loan activity	(7)	(4)	(23)	(48)	(35)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	17,625	(60,577)	(211,188)	(708,954)	(60,755)
Net increase (decrease) in net assets	265,782	295,462	406,331	(958,785)	235,105
Net Assets:
Beginning of year	1,235,656	882,706	3,056,149	1,554,460	781,071
End of year	$1,501,438	$1,178,168	$3,462,480	$595,675	$1,016,176

(37)  Formerly Thornburg Value Fund, Name changed to Thornburg Core Growth Fund, Effective 12/21/2020

(38)  Formerly Thornburg Core Growth Fund, Name changed to Thornburg Small/Mid Cap Growth Fund, Effective 12/21/2020

The accompanying notes are an integral part of these financial statements.

	Timothy Plan Large/Mid Cap Value Fund Sub-Account	T. Rowe Price Growth Stock Fund, Inc. Sub-Account	T. Rowe Price Equity Income Fund Sub-Account	T. Rowe Price Retirement 2010 Fund Sub-Account	T. Rowe Price Retirement 2020 Fund Sub-Account
Net investment income (loss)	$(919)	$(56,176)	$13,699	$3,584	$55,739
Net realized gain (loss) on security transactions	625	334,606	(15,642)	10,757	127,243
Net realized gain on distributions	5,565	246,956	19,673	58,946	915,607
Net unrealized appreciation (depreciation) of investments during the year	16,249	1,439,746	(19,051)	(6,318)	104,404
Net increase (decrease) in net assets resulting from operations	21,520	1,965,132	(1,321)	66,969	1,202,993
Unit transactions:
Purchases	22,964	814,314	125,238	39,558	744,052
Net transfers	(1,843)	(263,721)	(56,583)	(279,052)	(943,940)
Surrenders for benefit payments and fees	(38,266)	(880,813)	(95,230)	(168,266)	(1,582,280)
Other transactions	(3)	(153)	(10)	(3)	26
Death benefits	—	—	—	—	—
Net loan activity	—	(82)	—	—	(10)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(17,148)	(330,455)	(26,585)	(407,763)	(1,782,152)
Net increase (decrease) in net assets	4,371	1,634,677	(27,906)	(340,793)	(579,159)
Net Assets:
Beginning of year	177,348	5,942,991	1,488,421	1,122,472	12,445,805
End of year	$181,719	$7,577,668	$1,460,515	$781,679	$11,866,646

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	T. Rowe Price Retirement 2030 Fund Sub-Account	T. Rowe Price Retirement 2040 Fund Sub-Account	T. Rowe Price Retirement 2050 Fund Sub-Account	T. Rowe Price Retirement Balanced Fund Sub-Account	UBS Global Allocation Fund Sub-Account
Net investment income (loss)	$35,049	$(10,986)	$(6,125)	$2,086	$(28)
Net realized gain (loss) on security transactions	172,016	113,254	45,990	4,800	24
Net realized gain on distributions	764,189	399,088	209,968	70,615	170
Net unrealized appreciation (depreciation) of investments during the year	1,362,365	919,460	659,699	14,972	1,600
Net increase (decrease) in net assets resulting from operations	2,333,619	1,420,816	909,532	92,473	1,766
Unit transactions:
Purchases	1,669,420	1,177,332	1,032,666	69,335	5,453
Net transfers	(204,758)	(222,692)	(4,381)	—	—
Surrenders for benefit payments and fees	(1,275,701)	(1,271,365)	(230,861)	(89,590)	(580)
Other transactions	80	143	72	46	—
Death benefits	—	—	—	—	—
Net loan activity	(59)	(267)	(115)	(28)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	188,982	(316,849)	797,381	(20,237)	4,873
Net increase (decrease) in net assets	2,522,601	1,103,967	1,706,913	72,235	6,640
Net Assets:
Beginning of year	15,550,101	8,834,545	4,248,997	909,108	9,502
End of year	$18,072,702	$9,938,512	$5,955,910	$981,343	$16,142

The accompanying notes are an integral part of these financial statements.

	UBS US Allocation Fund Sub-Account	Vanguard Small-Cap Index Fund Sub-Account	Vanguard Mid-Cap Index Fund Sub-Account	Vanguard Total Bond Market Index Fund Sub-Account	Vanguard Total Stock Market Index Fund Sub-Account
Net investment income (loss)	$—	$46,935	$38,264	$27,786	$8,918
Net realized gain (loss) on security transactions	124	89,583	89,257	15,003	736,927
Net realized gain on distributions	1	—	—	1,917	—
Net unrealized appreciation (depreciation) of investments during the year	(96)	503,189	279,823	48,369	(833,537)
Net increase (decrease) in net assets resulting from operations	29	639,707	407,344	93,075	(87,692)
Unit transactions:
Purchases	—	2,286	2,483	3,872	731
Net transfers	—	(77,416)	(95,048)	54,282	(2,249,010)
Surrenders for benefit payments and fees	(4,909)	(203,685)	(123,645)	(206,115)	(85,311)
Other transactions	(3)	13	—	328	—
Death benefits	—	—	—	—	—
Net loan activity	—	—	(5)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(4,912)	(278,802)	(216,215)	(147,633)	(2,333,590)
Net increase (decrease) in net assets	(4,883)	360,905	191,129	(54,558)	(2,421,284)
Net Assets:
Beginning of year	4,884	3,675,302	2,391,473	1,236,887	2,421,284
End of year	$1	$4,036,207	$2,582,602	$1,182,329	$—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Victory Diversified Stock Fund Sub-Account	Victory Special Value Fund Sub-Account	Victory Sycamore Small Company Opportunity Fund Sub-Account	Victory Sycamore Established Value Fund Sub-Account	Invesco Small Cap Discovery Fund Sub-Account
Net investment income (loss)	$(2,359)	$(8,380)	$(4,534)	$101,989	$(3,927)
Net realized gain (loss) on security transactions	(608)	60,264	(91,573)	(30,855)	(443,799)
Net realized gain on distributions	11,946	36,891	11,496	360,891	80,803
Net unrealized appreciation (depreciation) of investments during the year	51,234	38,164	143,010	113,189	256,666
Net increase (decrease) in net assets resulting from operations	60,213	126,939	58,399	545,214	(110,257)
Unit transactions:
Purchases	35,750	79,038	364,111	648,503	62,732
Net transfers	(4,881)	(163,274)	(81,591)	(1,315,692)	(1,552,098)
Surrenders for benefit payments and fees	(47,419)	(99,365)	(652,078)	(482,328)	(50,101)
Other transactions	—	1	1,483	(308)	8
Death benefits	—	—	—	—	—
Net loan activity	(11)	(15)	(29)	(35)	(16)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(16,561)	(183,615)	(368,104)	(1,149,860)	(1,539,475)
Net increase (decrease) in net assets	43,652	(56,676)	(309,705)	(604,646)	(1,649,731)
Net Assets:
Beginning of year	463,610	1,155,695	3,676,005	9,739,926	1,649,731
End of year	$507,262	$1,099,019	$3,366,300	$9,135,280	$—

The accompanying notes are an integral part of these financial statements.

	Invesco Comstock Fund Sub-Account	Invesco Equity and Income Fund Sub-Account	Invesco Growth and Income Fund Sub-Account	Invesco Mid Cap Growth Fund Sub-Account	Invesco Quality Income Fund Sub-Account
Net investment income (loss)	$88,585	$179,206	$23,507	$(3,239)	$32
Net realized gain (loss) on security transactions	(64,200)	(78,193)	(210,698)	(162,690)	(2)
Net realized gain on distributions	—	179,594	41,848	—	—
Net unrealized appreciation (depreciation) of investments during the year	(178,665)	836,974	21,114	76,299	17
Net increase (decrease) in net assets resulting from operations	(154,280)	1,117,581	(124,229)	(89,630)	47
Unit transactions:
Purchases	331,813	402,391	168,616	36,952	1,284
Net transfers	(226,946)	(435,582)	(137,946)	(1,291,991)	—
Surrenders for benefit payments and fees	(763,061)	(1,310,977)	(320,558)	(14,213)	(331)
Other transactions	55	43	(15)	4	1
Death benefits	—	—	—	—	—
Net loan activity	(246)	(209)	(27)	(3)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(658,385)	(1,344,334)	(289,930)	(1,269,251)	954
Net increase (decrease) in net assets	(812,665)	(226,754)	(414,159)	(1,358,880)	1,001
Net Assets:
Beginning of year	5,493,747	14,148,534	2,429,847	1,358,880	938
End of year	$4,681,082	$13,921,780	$2,015,688	$—	$1,939

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Invesco Small Cap Value Fund Sub-Account	Invesco American Value Fund Sub-Account	Invesco Value Opportunities Fund Sub-Account	Invesco Diversified Dividend Fund Sub-Account	Invesco American Franchise Fund Sub-Account
Net investment income (loss)	$(2,858)	$(1,753)	$(316)	$9,013	$(4,383)
Net realized gain (loss) on security transactions	(54,561)	8,863	(4,346)	(633)	36,193
Net realized gain on distributions	—	—	—	7,771	79,601
Net unrealized appreciation (depreciation) of investments during the year	125,256	117,664	23,521	(18,150)	161,775
Net increase (decrease) in net assets resulting from operations	67,837	124,774	18,859	(1,999)	273,186
Unit transactions:
Purchases	73,287	36,221	6,150	48,510	43,703
Net transfers	(243,067)	310,453	(6,315)	(19,976)	68,076
Surrenders for benefit payments and fees	(18,598)	(59,173)	(30,347)	(38,393)	(81,973)
Other transactions	(13)	(5)	—	3	(12)
Death benefits	—	—	—	—	—
Net loan activity	—	(10)	—	—	(21)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(188,391)	287,486	(30,512)	(9,856)	29,773
Net increase (decrease) in net assets	(120,554)	412,259	(11,654)	(11,855)	302,959
Net Assets:
Beginning of year	831,670	111,747	542,446	528,353	656,577
End of year	$711,116	$524,006	$530,792	$516,498	$959,536

The accompanying notes are an integral part of these financial statements.

	Invesco Global Core Equity Fund Sub-Account	Vanguard 500 Index Fund Sub-Account	Wells Fargo International Equity Fund Sub-Account	Wells Fargo Core Bond Fund Sub-Account	Columbia Seligman Communications and Information Fund Sub-Account
Net investment income (loss)	$(497)	$107,638	$102	$459	$(397)
Net realized gain (loss) on security transactions	24	434,694	(2,016)	777	1,931
Net realized gain on distributions	10,475	—	—	3,789	75,697
Net unrealized appreciation (depreciation) of investments during the year	(3,137)	695,051	1,462	(538)	167,532
Net increase (decrease) in net assets resulting from operations	6,865	1,237,383	(452)	4,487	244,763
Unit transactions:
Purchases	5,268	8,133	252	13,662	56,642
Net transfers	—	2,118,627	—	(10,112)	28,915
Surrenders for benefit payments and fees	(13)	(1,101,722)	(17,525)	(14,060)	(26,930)
Other transactions	(3)	(1)	(3)	11	(120)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	(12)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	5,252	1,025,037	(17,276)	(10,499)	58,495
Net increase (decrease) in net assets	12,117	2,262,420	(17,728)	(6,012)	303,258
Net Assets:
Beginning of year	51,084	4,970,765	71,232	91,602	539,910
End of year	$63,201	$7,233,185	$53,504	$85,590	$843,168

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Columbia Seligman Global Technology Fund Sub-Account	Columbia Select Small Cap Value Fund Sub-Account	TIAA-CREF Large Cap Value Index Fund Sub-Account	TIAA-CREF Large Cap Growth Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account
Net investment income (loss)	$(1,685)	$(2)	$67,036	$13,832	$4,489
Net realized gain (loss) on security transactions	5,760	—	(10,994)	312,462	1,503
Net realized gain on distributions	63,274	22	—	49,984	3,315
Net unrealized appreciation (depreciation) of investments during the year	158,164	16	167,354	848,920	10,157
Net increase (decrease) in net assets resulting from operations	225,513	36	223,396	1,225,198	19,464
Unit transactions:
Purchases	36,159	—	285,466	385,829	50,026
Net transfers	(776)	—	116,244	(565,238)	109,483
Surrenders for benefit payments and fees	(13,596)	(1)	(157,385)	(224,737)	(4,263)
Other transactions	(10)	(1)	3	(302)	27
Death benefits	—	—	—	—	—
Net loan activity	(4)	—	(12)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	21,773	(2)	244,316	(404,448)	155,273
Net increase (decrease) in net assets	247,286	34	467,712	820,750	174,738
Net Assets:
Beginning of year	479,123	379	3,064,898	3,403,983	271,649
End of year	$726,409	$413	$3,532,610	$4,224,733	$446,387

(50)  MassMutual Select Equity Opportunities Fund, Funded as of July 13, 2020

The accompanying notes are an integral part of these financial statements.

	TIAA-CREF Equity Index Fund Sub-Account	MassMutual Select Equity Opportunities Fund Sub-Account (50)	MM MSCI EAFE® International Index Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2020 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2025 Fund Sub-Account
Net investment income (loss)	$50,114	$21,382	$6,419	$15,445	$40,347
Net realized gain (loss) on security transactions	143,935	6,425	(1,352)	(1,113)	(618)
Net realized gain on distributions	—	101,646	5,469	12,590	51,234
Net unrealized appreciation (depreciation) of investments during the year	702,935	133,206	29,915	40,037	98,680
Net increase (decrease) in net assets resulting from operations	896,984	262,659	40,451	66,959	189,643
Unit transactions:
Purchases	468,329	55,038	66,679	82,952	273,406
Net transfers	(95,106)	1,618,105	22,072	170,057	223,244
Surrenders for benefit payments and fees	(238,850)	(42,173)	(4,641)	(37,176)	(111,813)
Other transactions	(127)	20	2	(36)	(6)
Death benefits	—	—	—	—	—
Net loan activity	(9)	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	134,237	1,630,990	84,112	215,797	384,831
Net increase (decrease) in net assets	1,031,221	1,893,649	124,563	282,755	574,474
Net Assets:
Beginning of year	3,839,136	—	404,866	371,608	1,228,382
End of year	$4,870,357	$1,893,649	$529,429	$654,363	$1,802,856

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	MassMutual RetireSMARTSM by JPMorgan 2030 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2035 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2040 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2045 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2050 Fund Sub-Account
Net investment income (loss)	$31,439	$18,551	$26,220	$10,438	$6,023
Net realized gain (loss) on security transactions	(10,738)	(6,864)	(40,728)	8,597	(23,121)
Net realized gain on distributions	43,434	30,947	—	29,306	1,959
Net unrealized appreciation (depreciation) of investments during the year	153,784	124,188	322,588	149,612	123,084
Net increase (decrease) in net assets resulting from operations	217,919	166,822	308,080	197,953	107,945
Unit transactions:
Purchases	349,798	190,222	329,832	264,229	153,130
Net transfers	229,033	33,766	642,495	126,193	195,562
Surrenders for benefit payments and fees	(499,650)	(221,663)	(387,539)	(119,769)	(302,311)
Other transactions	(1,819)	(6)	1	(14)	(3)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	77,362	2,319	584,789	270,639	46,378
Net increase (decrease) in net assets	295,280	169,141	892,869	468,592	154,323
Net Assets:
Beginning of year	1,749,601	1,343,816	1,539,147	825,109	577,832
End of year	$2,044,881	$1,512,957	$2,432,016	$1,293,701	$732,155

The accompanying notes are an integral part of these financial statements.

	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2055 Fund Sub-Account	American Century Heritage Fund Sub-Account	ClearBridge Small Cap Value Fund Sub-Account	North Square Oak Ridge Small Cap Growth Fund Sub-Account
Net investment income (loss)	$13,704	$2,746	$(6,217)	$(6)	$(2,376)
Net realized gain (loss) on security transactions	23,289	48	(9,461)	(13)	(58,639)
Net realized gain on distributions	11,632	14,334	183,404	10	31,292
Net unrealized appreciation (depreciation) of investments during the year	2,422	57,634	207,287	860	103,193
Net increase (decrease) in net assets resulting from operations	51,047	74,762	375,013	851	73,470
Unit transactions:
Purchases	43,600	130,376	82,732	4,756	40,502
Net transfers	14,319	105,219	102,592	—	(120,071)
Surrenders for benefit payments and fees	(157,058)	(159,442)	(42,607)	(4)	(76,173)
Other transactions	(6)	(2,510)	(2)	3	(65)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(28)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(99,145)	73,643	142,687	4,755	(155,807)
Net increase (decrease) in net assets	(48,098)	148,405	517,700	5,606	(82,337)
Net Assets:
Beginning of year	539,250	247,542	930,695	3,904	361,992
End of year	$491,152	$395,947	$1,448,395	$9,510	$279,655

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Invesco Intermediate Bond Factor Fund Sub-Account (39)	MassMutual Premier Strategic Emerging Markets Fund Sub-Account	MassMutual Premier Small Cap Opportunities Fund Sub-Account	MassMutual Select Small Cap Growth Equity Fund Sub-Account	Fidelity VIP Freedom 2035 Portfolio Sub-Account
Net investment income (loss)	$80	$(107)	$2,547	$—	$301
Net realized gain (loss) on security transactions	32	(4)	(2,777)	13,400	30
Net realized gain on distributions	378	155	56,976	305,557	649
Net unrealized appreciation (depreciation) of investments during the year	95	1,434	98,354	639,918	16,287
Net increase (decrease) in net assets resulting from operations	585	1,478	155,100	958,875	17,267
Unit transactions:
Purchases	3,882	647	37,248	597	5,170
Net transfers	946	—	330,808	2,423,978	25,892
Surrenders for benefit payments and fees	(372)	—	(37,091)	(85,440)	(50)
Other transactions	2	(1)	—	(6)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(27)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	4,458	646	330,938	2,339,129	31,011
Net increase (decrease) in net assets	5,043	2,124	486,038	3,298,004	48,278
Net Assets:
Beginning of year	7,768	8,659	343,450	—	9,314
End of year	$12,811	$10,783	$829,488	$3,298,004	$57,592

(39)  Formerly Invesco Oppenheimer Intermediate Income Fund, Name changed to Invesco Intermediate Bond Factor Fund, Effective 9/30/2020

(42)  JPMorgan Mid Cap Growth Fund, Newly funded on June 19, 2020

(43)  Invesco Discovery Mid Cap Growth Fund, Newly funded on April 17, 2020

The accompanying notes are an integral part of these financial statements.

	Fidelity VIP Freedom 2040 Portfolio Sub-Account	Fidelity VIP Freedom 2050 Portfolio Sub-Account	Ivy Small Cap Growth Fund Sub-Account	JPMorgan Mid Cap Growth Fund Sub-Account (42)	Invesco Discovery Mid Cap Growth Fund Sub-Account (43)
Net investment income (loss)	$—	$3	$(635)	$—	$(9,366)
Net realized gain (loss) on security transactions	—	—	15,303	10,046	44,358
Net realized gain on distributions	—	20	51,588	213,819	62,327
Net unrealized appreciation (depreciation) of investments during the year	1	66	173,611	303,616	529,552
Net increase (decrease) in net assets resulting from operations	1	89	239,867	527,481	626,871
Unit transactions:
Purchases	—	—	87,334	699	90,676
Net transfers	—	—	(150,541)	1,754,565	1,326,686
Surrenders for benefit payments and fees	—	—	(92,536)	(47,876)	(196,523)
Other transactions	(1)	(2)	18	(1)	(3)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(21)	—	(6)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1)	(2)	(155,746)	1,707,387	1,220,830
Net increase (decrease) in net assets	—	87	84,121	2,234,868	1,847,701
Net Assets:
Beginning of year	—	471	654,345	—	—
End of year	$—	$558	$738,466	$2,234,868	$1,847,701

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	T. Rowe Price Retirement 2060 Fund Sub-Account	MSIF Global Opportunity Portfolio Sub-Account	JPMorgan U.S. Government Money Market Fund Sub-Account	American Century U.S. Government Money Market Fund Sub-Account	Invesco Balanced-Risk Commodity Strategy Fund Sub-Account
Net investment income (loss)	$11	$(1,483)	$(8,894)	$(3,069)	$(79)
Net realized gain (loss) on security transactions	36	14,760	—	—	(672)
Net realized gain on distributions	882	2,416	—	—	—
Net unrealized appreciation (depreciation) of investments during the year	7,585	59,723	—	—	854
Net increase (decrease) in net assets resulting from operations	8,514	75,416	(8,894)	(3,069)	103
Unit transactions:
Purchases	30,800	14,674	170,861	80,561	1,833
Net transfers	—	(2,023)	(89,819)	198,049	—
Surrenders for benefit payments and fees	(239)	(33,217)	(245,898)	(138,482)	(2,098)
Other transactions	(7)	(9)	1	(12)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	(6)	(23)	(50)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	30,554	(20,581)	(164,878)	140,066	(266)
Net increase (decrease) in net assets	39,068	54,835	(173,772)	136,997	(163)
Net Assets:
Beginning of year	16,461	149,359	1,073,054	957,563	9,937
End of year	$55,529	$204,194	$899,282	$1,094,560	$9,774

(40)  Formerly Columbia Large Cap Growth III Name changed to Columbia Large Cap Growth Opportunity Fund, Effective 1/10/2020

(44)  MassMutual RetireSMARTSM by JPMorgan 2060 Fund, Newly funded January 2, 2020

The accompanying notes are an integral part of these financial statements.

	Columbia Select International Equity Fund Sub-Account	Putnam Growth Opportunities Fund Sub-Account	John Hancock New Opportunities Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2060 Fund Sub-Account (44)	Columbia Large Cap Growth Opportunity Fund Sub-Account (40)
Net investment income (loss)	$77	$(66)	$(3,061)	$386	$(8,498)
Net realized gain (loss) on security transactions	805	1,785	860	2	16,624
Net realized gain on distributions	676	127	16,033	1,028	118,295
Net unrealized appreciation (depreciation) of investments during the year	(1,736)	(4)	115,917	1,887	167,869
Net increase (decrease) in net assets resulting from operations	(178)	1,842	129,749	3,303	294,290
Unit transactions:
Purchases	—	931	10,915	24,816	83,128
Net transfers	(4,902)	—	(2,561)	—	(6,317)
Surrenders for benefit payments and fees	(2,695)	(4,897)	(11,114)	(5)	(68,043)
Other transactions	3	(3)	(5)	(1)	(167)
Death benefits	—	—	—	—	—
Net loan activity	—	(6)	—	—	(11)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(7,594)	(3,975)	(2,765)	24,810	8,590
Net increase (decrease) in net assets	(7,772)	(2,133)	126,984	28,113	302,880
Net Assets:
Beginning of year	7,772	6,129	461,788	—	742,294
End of year	$—	$3,996	$588,772	$28,113	$1,045,174

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Victory RS Value Fund Sub-Account	Pioneer Global Equity Fund Sub-Account	BlackRock Advantage Small Cap Growth Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2030 Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2035 Fund Sub-Account
Net investment income (loss)	$—	$3,414	$(5,551)	$13	$19
Net realized gain (loss) on security transactions	(61,000)	4,253	(1,564)	—	45
Net realized gain on distributions	32,093	—	73,713	25	774
Net unrealized appreciation (depreciation) of investments during the year	(48,628)	197,024	201,414	84	6,424
Net increase (decrease) in net assets resulting from operations	(77,535)	204,691	268,012	122	7,262
Unit transactions:
Purchases	3,015	114,737	70,594	1,000	10,238
Net transfers	(29,847)	(53,904)	(41,329)	—	—
Surrenders for benefit payments and fees	(158,142)	(120,608)	(133,147)	(10)	(22)
Other transactions	—	6	(13)	—	(3)
Death benefits	—	—	—	—	—
Net loan activity	—	(27)	(24)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(184,974)	(59,796)	(103,919)	990	10,213
Net increase (decrease) in net assets	(262,509)	144,895	164,093	1,112	17,475
Net Assets:
Beginning of year	1,921,552	1,187,204	880,079	567	39,050
End of year	$1,659,043	$1,332,099	$1,044,172	$1,679	$56,525
The accompanying notes are an integral part of these financial statements.

	MassMutual Select T.Rowe Price Retire 2040 Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2050 Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2055 Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2060 Fund Sub-Account	BlackRock S&P 500 Index V.I. Fund Sub-Account
Net investment income (loss)	$(23)	$2	$(1)	$29	$141,990
Net realized gain (loss) on security transactions	(2,738)	1,005	121	96	113,885
Net realized gain on distributions	7	23	—	92	772,586
Net unrealized appreciation (depreciation) of investments during the year	(373)	(773)	(92)	576	1,142,513
Net increase (decrease) in net assets resulting from operations	(3,127)	257	28	793	2,170,974
Unit transactions:
Purchases	578	1,000	—	5,469	444,356
Net transfers	(8,463)	—	—	138	590,338
Surrenders for benefit payments and fees	—	(24,118)	(5,529)	(3,392)	(1,065,287)
Other transactions	(3)	(2)	(2)	(3)	(974)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	(38)
Net annuity transactions	—	—	—	—	(14,528)
Net increase (decrease) in net assets resulting from unit transactions	(7,888)	(23,120)	(5,531)	2,212	(46,133)
Net increase (decrease) in net assets	(11,016)	(22,863)	(5,503)	3,005	2,124,841
Net Assets:
Beginning of year	11,586	24,561	5,503	3,368	11,171,174
End of year	$570	$1,698	$—	$6,373	$13,296,015

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2020

	Hartford International Equity Fund Sub-Account	BNY Mellon Insight Core Plus Fund Sub-Account	Keeley Small Cap Dividend Value Fund Sub-Account	Hartford Global Impact Fund Sub-Account	Invesco Dividend Income Fund Sub-Account (45)
Net investment income (loss)	$1,772	$14,499	$9,005	$(190)	$62
Net realized gain (loss) on security transactions	1,695	9,424	(19,417)	1,817	1
Net realized gain on distributions	—	2,182	—	—	—
Net unrealized appreciation (depreciation) of investments during the year	33,324	45,857	7,161	7,541	909
Net increase (decrease) in net assets resulting from operations	36,791	71,962	(3,251)	9,168	972
Unit transactions:
Purchases	39,422	13,720	19,198	4,735	564
Net transfers	(7,222)	274,740	(40,793)	(7,309)	6,109
Surrenders for benefit payments and fees	(33,112)	(63,575)	(184,140)	(1,407)	(6)
Other transactions	28	81	(1)	(5)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(22)	—	(2)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(906)	224,966	(205,738)	(3,986)	6,666
Net increase (decrease) in net assets	35,885	296,928	(208,990)	5,182	7,638
Net Assets:
Beginning of year	439,944	705,666	878,722	27,881	—
End of year	$475,829	$1,002,594	$669,732	$33,063	$7,638

(8)  Columbia Select International Equity Fund merged with Columbia Acorn International Select Fund, Effective 8/7/2020

(45)  Invesco Dividend Income Fund, Newly funded on April 17, 2020

(46)  AB Sustainable Global Thematic Fund, Newly funded on July 16, 2020

(47)  AllianzGI Global Water Fund, Newly funded on July 17, 2020

(48)  MassMutual Premier Global Fund, Newly funded September 2, 2020

(49)  Columbia Acorn International Select Fund, Newly funded August 7, 2020

The accompanying notes are an integral part of these financial statements.

	AB Sustainable Global Thematic Fund Sub-Account (46)	AllianzGI Global Water Fund Sub-Account (47)	MassMutual Premier Global Fund Sub-Account (48)	Columbia Acorn International Select Fund Sub-Account (8)(49)	MM Russell 2000® Small Cap Index Fund Sub-Account
Net investment income (loss)	$2,112	$4,724	$—	$(20)	$(613)
Net realized gain (loss) on security transactions	—	(63)	—	8	(2,808)
Net realized gain on distributions	99,359	13,401	5,622	—	7,164
Net unrealized appreciation (depreciation) of investments during the year	126,785	94,141	6,152	731	25,439
Net increase (decrease) in net assets resulting from operations	228,256	112,203	11,774	719	29,182
Unit transactions:
Purchases	30,798	31,259	1,473	—	56,765
Net transfers	1,783,829	892,159	106,002	4,902	(54,584)
Surrenders for benefit payments and fees	—	(10,042)	—	(199)	(95,331)
Other transactions	54	18	—	(1)	(15)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,814,681	913,394	107,475	4,702	(93,165)
Net increase (decrease) in net assets	2,042,937	1,025,597	119,249	5,421	(63,983)
Net Assets:
Beginning of year	—	—	—	—	256,246
End of year	$2,042,937	$1,025,597	$119,249	$5,421	$192,263

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (concluded)
For the Year Ended December 31, 2020

	MM S&P 500® Index Fund Sub-Account	MM S&P Mid Cap Index Fund Sub-Account	Russell Balanced Strategy Fund Sub-Account	Russell Conservative Strategy Fund Sub-Account
Net investment income (loss)	$27,610	$3,144	$1,472	$118
Net realized gain (loss) on security transactions	(22,561)	(16,700)	(2,634)	(76)
Net realized gain on distributions	391,491	116,712	—	54
Net unrealized appreciation (depreciation) of investments during the year	35,709	154,336	14,938	561
Net increase (decrease) in net assets resulting from operations	432,249	257,492	13,776	657
Unit transactions:
Purchases	298,251	292,076	51,058	5,245
Net transfers	(77,638)	(148,603)	(956)	—
Surrenders for benefit payments and fees	(352,440)	(295,126)	(81,049)	(5,324)
Other transactions	339	12,730	—	—
Death benefits	—	—	—	—
Net loan activity	—	(23)	—	—
Net annuity transactions	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(131,488)	(138,946)	(30,947)	(79)
Net increase (decrease) in net assets	300,761	118,547	(17,171)	578
Net Assets:
Beginning of year	2,779,547	1,942,056	278,137	13,566
End of year	$3,080,308	$2,060,603	$260,966	$14,144

The accompanying notes are an integral part of these financial statements.

	Russell Equity Growth Strategy Fund Sub-Account	Russell Growth Strategy Fund Sub-Account	Russell Moderate Strategy Fund Sub-Account
Net investment income (loss)	$(3)	$(618)	$1,682
Net realized gain (loss) on security transactions	141	(1,494)	3,089
Net realized gain on distributions	—	335	—
Net unrealized appreciation (depreciation) of investments during the year	1	35,494	10,507
Net increase (decrease) in net assets resulting from operations	139	33,717	15,278
Unit transactions:
Purchases	6,993	38,749	39,774
Net transfers	—	(483)	—
Surrenders for benefit payments and fees	(7,131)	(27,888)	(24,827)
Other transactions	—	2	—
Death benefits	—	—	—
Net loan activity	—	—	—
Net annuity transactions	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(138)	10,380	14,947
Net increase (decrease) in net assets	1	44,097	30,226
Net Assets:
Beginning of year	18	538,690	405,340
End of year	$19	$582,787	$435,566

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2019

	American Century Equity Income Fund Sub-Account	American Century Growth Fund Sub-Account	American Century Ultra® Fund Sub-Account	American Century VP Balanced Fund Sub-Account	American Century VP International Fund Sub-Account
Operations:
Net investment income (loss)	$613,583	$44,328	$(2,387)	$1,350	$69
Net realized gain (loss) on security transactions	198,152	409,329	29,707	2,913	411
Net realized gain on distributions	1,597,420	1,204,130	18,274	3,843	869
Net unrealized appreciation (depreciation) of investments during the year	4,305,883	4,968,820	76,114	19,696	1,616
Net increase (decrease) in net assets resulting from operations	6,715,038	6,626,607	121,708	27,802	2,965
Unit transactions:
Purchases	1,915,276	226,765	24,844	1,702	540
Net transfers	(235,951)	(336,747)	(3,836)	260	(7,122)
Surrenders for benefit payments and fees	(5,241,958)	(2,717,434)	(114,112)	(30,212)	—
Other transactions	778	(11)	(36)	22	(2)
Death benefits	—	—	—	—	—
Net loan activity	(108)	(126)	(24)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(3,561,963)	(2,827,553)	(93,164)	(28,228)	(6,584)
Net increase (decrease) in net assets	3,153,075	3,799,054	28,544	(426)	(3,619)
Net Assets:
Beginning of year	29,721,065	19,806,745	395,253	157,554	14,508
End of year	$32,874,140	$23,605,799	$423,797	$157,128	$10,889

The accompanying notes are an integral part of these financial statements.

	American Century Small Cap Value Fund Sub-Account	American Century Large Company Value Fund Sub-Account	American Century Inflation-Adjusted Bond Fund Sub-Account	American Century Equity Growth Fund Sub-Account	American Century VP Income & Growth Fund Sub-Account
Operations:
Net investment income (loss)	$11,837	$302	$1,891	$(428)	$2,815
Net realized gain (loss) on security transactions	(77,084)	849	29	(8,212)	8,837
Net realized gain on distributions	66,400	344	—	6,920	20,834
Net unrealized appreciation (depreciation) of investments during the year	954,391	7,643	6,154	55,608	12,978
Net increase (decrease) in net assets resulting from operations	955,544	9,138	8,074	53,888	45,464
Unit transactions:
Purchases	86,415	4,735	11,509	19,191	3,083
Net transfers	(219,595)	—	—	(552)	1,123
Surrenders for benefit payments and fees	(372,121)	(5,833)	(1,340)	(352,506)	(75,793)
Other transactions	(1)	(11)	11	(7)	185
Death benefits	—	—	—	—	—
Net loan activity	(19)	(18)	—	—	—
Net annuity transactions	—	—	—	—	(2,477)
Net increase (decrease) in net assets resulting from unit transactions	(505,321)	(1,127)	10,180	(333,874)	(73,879)
Net increase (decrease) in net assets	450,223	8,011	18,254	(279,986)	(28,415)
Net Assets:
Beginning of year	3,028,379	36,629	117,264	361,702	219,670
End of year	$3,478,602	$44,640	$135,518	$81,716	$191,255

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	American Century VP Ultra Fund Sub-Account	American Century VP Value Fund Sub-Account	American Century Mid Cap Value Fund Sub-Account	Invesco V.I. Small Cap Equity Fund Sub-Account	Invesco V.I. Diversified Dividend Fund Sub-Account
Operations:
Net investment income (loss)	$(7,178)	$12,045	$7,335	$(664)	$656
Net realized gain (loss) on security transactions	18,141	38,800	(17,641)	(42)	1,741
Net realized gain on distributions	107,810	52,192	—	11,645	1,618
Net unrealized appreciation (depreciation) of investments during the year	172,460	94,777	235,411	9,974	3,010
Net increase (decrease) in net assets resulting from operations	291,233	197,814	225,105	20,913	7,025
Unit transactions:
Purchases	1,743	13,393	168,543	5	—
Net transfers	(27,325)	(13,539)	(12,808)	—	—
Surrenders for benefit payments and fees	(22,785)	(118,300)	(518,897)	—	(8,502)
Other transactions	—	—	(22)	—	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(18)	—	—
Net annuity transactions	—	(2,460)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(48,367)	(120,906)	(363,202)	5	(8,503)
Net increase (decrease) in net assets	242,866	76,908	(138,097)	20,918	(1,478)
Net Assets:
Beginning of year	878,332	804,546	924,707	81,318	33,630
End of year	$1,121,198	$881,454	$786,610	$102,236	$32,152

The accompanying notes are an integral part of these financial statements.

	Invesco European Growth Fund Sub-Account	Invesco International Growth Fund Sub-Account	Invesco Mid Cap Core Equity Fund Sub-Account	Invesco Small Cap Growth Fund Sub-Account	Invesco Real Estate Fund Sub-Account
Operations:
Net investment income (loss)	$6,539	$3,030	$(1,013)	$(13,251)	$51,608
Net realized gain (loss) on security transactions	5,343	1,236	(13,704)	(2,205)	(19,243)
Net realized gain on distributions	—	26,347	36,665	144,769	313,363
Net unrealized appreciation (depreciation) of investments during the year	59,841	38,928	37,487	318,527	716,560
Net increase (decrease) in net assets resulting from operations	71,723	69,541	59,435	447,840	1,062,288
Unit transactions:
Purchases	23,556	46,069	22,348	207,626	204,359
Net transfers	(20,543)	(9,029)	(50)	83,684	(871)
Surrenders for benefit payments and fees	(101,969)	(34,840)	(145,933)	(951,656)	(754,753)
Other transactions	(5)	4	(10)	57	(139)
Death benefits	—	—	—	—	—
Net loan activity	(7)	(29)	(7)	(71)	(74)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(98,968)	2,175	(123,652)	(660,360)	(551,478)
Net increase (decrease) in net assets	(27,245)	71,716	(64,217)	(212,520)	510,810
Net Assets:
Beginning of year	354,928	260,156	259,068	2,042,057	4,067,494
End of year	$327,683	$331,872	$194,851	$1,829,537	$4,578,304

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Invesco Small Cap Equity Fund Sub-Account	Invesco Developing Markets Fund Sub-Account	American Century Diversified Bond Fund Sub-Account	Domini Impact Equity Fund Sub-Account	AB Global Bond Fund Sub-Account
Operations:
Net investment income (loss)	$(3,249)	$37,630	$1,801	$8,768	$2,210
Net realized gain (loss) on security transactions	(32,697)	67,036	39	(5,473)	42
Net realized gain on distributions	63,015	—	—	32,081	—
Net unrealized appreciation (depreciation) of investments during the year	149,414	577,868	10,351	444,499	3,592
Net increase (decrease) in net assets resulting from operations	176,483	682,534	12,191	479,875	5,844
Unit transactions:
Purchases	72,537	263,696	35,255	152,324	13,315
Net transfers	(51,917)	(13,074)	23,796	(399,256)	4,954
Surrenders for benefit payments and fees	(335,771)	(443,797)	(9,676)	(353,221)	(975)
Other transactions	129	(34)	76	(36)	8
Death benefits	—	—	—	—	—
Net loan activity	(2)	(37)	(32)	(4)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(315,024)	(193,246)	49,419	(600,193)	17,302
Net increase (decrease) in net assets	(138,541)	489,288	61,610	(120,318)	23,146
Net Assets:
Beginning of year	788,453	2,318,337	160,144	1,816,478	88,987
End of year	$649,912	$2,807,625	$221,754	$1,696,160	$112,133

The accompanying notes are an integral part of these financial statements.

	AB Global Risk Allocation Fund Sub-Account	AB Relative Value Fund Sub-Account	AB Sustainable International Thematic Fund Sub-Account	AB International Value Fund Sub-Account	AB Growth Fund Sub-Account
Operations:
Net investment income (loss)	$803	$(62)	$(3,343)	$2,386	$(297)
Net realized gain (loss) on security transactions	396	(3,508)	(12,456)	(11,384)	6,338
Net realized gain on distributions	201	2,343	4,893	—	3,071
Net unrealized appreciation (depreciation) of investments during the year	24,235	33,430	108,395	106,198	5,368
Net increase (decrease) in net assets resulting from operations	25,635	32,203	97,489	97,200	14,480
Unit transactions:
Purchases	10,065	10,373	60,400	64,691	3,626
Net transfers	—	(49,234)	(314)	(27,047)	—
Surrenders for benefit payments and fees	(11,033)	(96,577)	(125,617)	(77,273)	(59,709)
Other transactions	(8)	(6)	42	6	(6)
Death benefits	—	—	—	—	—
Net loan activity	(14)	—	(23)	(3)	(13)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(990)	(135,444)	(65,512)	(39,626)	(56,102)
Net increase (decrease) in net assets	24,645	(103,241)	31,977	57,574	(41,622)
Net Assets:
Beginning of year	167,364	181,885	417,158	642,612	82,259
End of year	$192,009	$78,644	$449,135	$700,186	$40,637

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	AB Discovery Growth Fund Sub-Account	AB Discovery Value Fund Sub-Account	AB Value Fund Sub-Account	AB High Income Fund Sub-Account	American Funds AMCAP Fund® Sub-Account
Operations:
Net investment income (loss)	$(2,063)	$(199)	$33	$26,973	$(20,753)
Net realized gain (loss) on security transactions	26,881	(18,771)	(3)	(11,859)	144,628
Net realized gain on distributions	15,034	24,273	74	—	150,890
Net unrealized appreciation (depreciation) of investments during the year	51,842	136,147	1,355	43,504	511,323
Net increase (decrease) in net assets resulting from operations	91,694	141,450	1,459	58,618	786,088
Unit transactions:
Purchases	25,325	74,047	1,751	74,919	362,583
Net transfers	—	(128,511)	—	6,301	(77,187)
Surrenders for benefit payments and fees	(170,644)	(117,289)	(375)	(129,192)	(1,193,974)
Other transactions	(7)	52	(2)	182	159
Death benefits	—	—	—	—	—
Net loan activity	(90)	(14)	(4)	(43)	(99)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(145,416)	(171,715)	1,370	(47,833)	(908,518)
Net increase (decrease) in net assets	(53,722)	(30,265)	2,829	10,785	(122,430)
Net Assets:
Beginning of year	296,060	809,528	7,462	480,076	3,526,241
End of year	$242,338	$779,263	$10,291	$490,861	$3,403,811

The accompanying notes are an integral part of these financial statements.

	American Funds American Balanced Fund® Sub-Account	American Funds Capital Income Builder® Sub-Account	American Funds EuroPacific Growth Fund Sub-Account	American Funds Fundamental Investors FundSM Sub-Account	American Funds New Perspective Fund® Sub-Account
Operations:
Net investment income (loss)	$81,018	$353,676	$114,700	$83,940	$2,004
Net realized gain (loss) on security transactions	162,423	132,565	653,632	351,199	229,441
Net realized gain on distributions	205,353	150,203	452,818	947,144	260,030
Net unrealized appreciation (depreciation) of investments during the year	1,073,489	1,670,772	4,928,404	2,340,295	1,732,438
Net increase (decrease) in net assets resulting from operations	1,522,283	2,307,216	6,149,554	3,722,578	2,223,913
Unit transactions:
Purchases	1,205,359	1,335,003	2,353,974	1,251,301	897,729
Net transfers	65,184	(245,311)	(1,027,753)	(436,098)	51,675
Surrenders for benefit payments and fees	(1,407,559)	(2,001,104)	(7,553,437)	(2,408,232)	(1,225,954)
Other transactions	445	(549)	154	(216)	566
Death benefits	—	—	—	—	—
Net loan activity	(250)	(96)	(814)	(228)	(225)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(136,821)	(912,057)	(6,227,876)	(1,593,473)	(276,209)
Net increase (decrease) in net assets	1,385,462	1,395,159	(78,322)	2,129,105	1,947,704
Net Assets:
Beginning of year	8,638,121	14,787,098	25,744,107	14,819,712	7,905,632
End of year	$10,023,583	$16,182,257	$25,665,785	$16,948,817	$9,853,336

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	American Funds The Bond Fund of America® Sub-Account	American Funds The Growth Fund of America® Sub-Account	American Funds The Income Fund of America® Sub-Account	American Funds The Investment Company of America® Sub-Account	American Funds The New Economy Fund® Sub-Account
Operations:
Net investment income (loss)	$49,417	$(123,424)	$245,450	$81,085	$(17,710)
Net realized gain (loss) on security transactions	19,426	1,457,986	214,028	100,087	61,062
Net realized gain on distributions	54,448	2,693,586	234,537	424,039	209,945
Net unrealized appreciation (depreciation) of investments during the year	142,604	6,146,344	1,083,970	1,310,936	404,585
Net increase (decrease) in net assets resulting from operations	265,895	10,174,492	1,777,985	1,916,147	657,882
Unit transactions:
Purchases	415,968	3,976,469	957,936	793,001	275,996
Net transfers	(58,329)	(1,141,786)	(135,256)	(273,397)	(67,488)
Surrenders for benefit payments and fees	(488,670)	(9,483,886)	(2,083,349)	(1,523,703)	(412,602)
Other transactions	642	934	1,824	259	19
Death benefits	—	—	—	—	—
Net loan activity	(140)	(1,700)	(322)	(128)	(65)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(130,529)	(6,649,969)	(1,259,167)	(1,003,968)	(204,140)
Net increase (decrease) in net assets	135,366	3,524,523	518,818	912,179	453,742
Net Assets:
Beginning of year	3,952,643	40,346,491	10,479,026	8,704,055	2,632,078
End of year	$4,088,009	$43,871,014	$10,997,844	$9,616,234	$3,085,820

The accompanying notes are an integral part of these financial statements.

	American Funds Washington Mutual Investors FundSM Sub-Account	American Funds American Mutual Fund® Sub-Account	American Funds Capital World Growth and Income Fund® Sub-Account	American Funds SMALLCAP World Fund® Sub-Account	New World Fund Sub-Account
Operations:
Net investment income (loss)	$36,632	$41,829	$242,829	$(6,952)	$1,616
Net realized gain (loss) on security transactions	127,644	103,037	361,673	35,880	141
Net realized gain on distributions	245,588	105,396	192,435	36,028	10,282
Net unrealized appreciation (depreciation) of investments during the year	631,084	448,454	4,369,085	143,706	69,565
Net increase (decrease) in net assets resulting from operations	1,040,948	698,716	5,166,022	208,662	81,604
Unit transactions:
Purchases	409,278	311,958	1,695,761	84,573	46,384
Net transfers	(107,741)	127,867	(570,055)	42,764	4,685
Surrenders for benefit payments and fees	(769,657)	(637,096)	(3,014,979)	(230,594)	(23,211)
Other transactions	129	33	(94)	104	(5)
Death benefits	—	—	—	—	—
Net loan activity	(204)	(58)	(458)	(42)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(468,195)	(197,296)	(1,889,825)	(103,195)	27,853
Net increase (decrease) in net assets	572,753	501,420	3,276,197	105,467	109,457
Net Assets:
Beginning of year	4,537,009	3,452,187	21,930,520	738,388	293,027
End of year	$5,109,762	$3,953,607	$25,206,717	$843,855	$402,484

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Ariel Appreciation Fund Sub-Account	Ariel Fund Sub-Account	Artisan Mid Cap Value Fund Sub-Account	Ave Maria Rising Dividend Fund Sub-Account	Ave Maria Value Fund Sub-Account
Operations:
Net investment income (loss)	$548	$724	$18,736	$8,569	$(163)
Net realized gain (loss) on security transactions	(395)	(37)	(46,305)	54,455	(9)
Net realized gain on distributions	12,004	15,929	351,987	78,042	835
Net unrealized appreciation (depreciation) of investments during the year	24,776	47,124	478,800	203,890	1,952
Net increase (decrease) in net assets resulting from operations	36,933	63,740	803,218	344,956	2,615
Unit transactions:
Purchases	13,322	18,293	19,951	148,952	835
Net transfers	(1,604)	(1,135)	(55,018)	(8,614)	(111)
Surrenders for benefit payments and fees	(10,214)	(5,599)	(417,545)	(580,505)	(39)
Other transactions	(3)	(1)	3	(8)	(5)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(46)	(12)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,501	11,558	(452,655)	(440,187)	680
Net increase (decrease) in net assets	38,434	75,298	350,563	(95,231)	3,295
Net Assets:
Beginning of year	153,564	265,047	3,546,027	1,314,190	13,503
End of year	$191,998	$340,345	$3,896,590	$1,218,959	$16,798

(1)  Effective November 15, 2019 BlackRock LifePath® Dynamic 2020 Fund merged with BlackRock LifePath® Dynamic Retirement Fund

The accompanying notes are an integral part of these financial statements.

	Ave Maria Growth Fund Sub-Account	BlackRock LifePath® Dynamic 2020 Fund Sub-Account (1)	BlackRock LifePath® Dynamic 2030 Fund Sub-Account	BlackRock LifePath® Dynamic 2040 Fund Sub-Account	BlackRock LifePath® Dynamic Retirement Fund Sub-Account
Operations:
Net investment income (loss)	$(961)	$457,668	$434,821	$420,703	$129,717
Net realized gain (loss) on security transactions	1,474	(863,868)	(428,573)	(443,477)	(35,022)
Net realized gain on distributions	3,128	684,464	1,079,316	1,176,604	169,552
Net unrealized appreciation (depreciation) of investments during the year	27,776	2,198,567	3,957,739	4,408,484	438,165
Net increase (decrease) in net assets resulting from operations	31,417	2,476,831	5,043,303	5,562,314	702,412
Unit transactions:
Purchases	15,061	1,013,803	2,068,419	2,814,888	261,915
Net transfers	81,832	(16,139,032)	41,402	(77,215)	16,015,046
Surrenders for benefit payments and fees	(9,595)	(5,015,698)	(5,045,169)	(5,650,709)	(889,046)
Other transactions	(9)	616	655	247	44
Death benefits	—	—	—	—	—
Net loan activity	(5)	(1,421)	(2,205)	(2,654)	(381)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	87,284	(20,141,732)	(2,936,898)	(2,915,443)	15,387,578
Net increase (decrease) in net assets	118,701	(17,664,901)	2,106,405	2,646,871	16,089,990
Net Assets:
Beginning of year	69,311	17,664,901	24,757,289	23,220,615	2,773,196
End of year	$188,012	$—	$26,863,694	$25,867,486	$18,863,186

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	BlackRock LifePath® Dynamic 2050 Fund Sub-Account	BlackRock LifePath® Dynamic 2025 Fund Sub-Account	BlackRock LifePath® Dynamic 2035 Fund Sub-Account	BlackRock LifePath® Dynamic 2045 Fund Sub-Account	BlackRock LifePath® Dynamic 2055 Fund Sub-Account
Operations:
Net investment income (loss)	$79,909	$2,444	$3,985	$2,808	$3,442
Net realized gain (loss) on security transactions	(19,858)	405	291	(405)	(1,162)
Net realized gain on distributions	227,279	10,376	16,869	10,833	12,816
Net unrealized appreciation (depreciation) of investments during the year	924,236	43,324	74,244	47,659	58,140
Net increase (decrease) in net assets resulting from operations	1,211,566	56,549	95,389	60,895	73,236
Unit transactions:
Purchases	931,674	54,351	90,394	86,753	180,157
Net transfers	(105,488)	(73,753)	(18,748)	2,678	30
Surrenders for benefit payments and fees	(982,581)	(7,802)	(22,084)	(9,878)	(45,508)
Other transactions	32	133	28	(17)	(4)
Death benefits	—	—	—	—	—
Net loan activity	(550)	—	(99)	—	(50)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(156,913)	(27,071)	49,491	79,536	134,625
Net increase (decrease) in net assets	1,054,653	29,478	144,880	140,431	207,861
Net Assets:
Beginning of year	4,728,912	322,535	415,786	221,018	254,446
End of year	$5,783,565	$352,013	$560,666	$361,449	$462,307

The accompanying notes are an integral part of these financial statements.

	Baron Small Cap Fund Sub-Account	BlackRock U.S. Government Bond Portfolio Sub-Account	BlackRock Equity Dividend Fund Sub-Account	BlackRock Capital Appreciation Fund Sub-Account	BlackRock Advantage Large Cap Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(842)	$2,263	$20,031	$(3,693)	$(377)
Net realized gain (loss) on security transactions	27,498	(1,567)	(54,415)	5,054	5,044
Net realized gain on distributions	226,723	—	261,742	45,334	2,012
Net unrealized appreciation (depreciation) of investments during the year	472,210	6,868	338,465	54,338	11,273
Net increase (decrease) in net assets resulting from operations	725,589	7,564	565,823	101,033	17,952
Unit transactions:
Purchases	14,828	14,600	276,575	55,659	10,809
Net transfers	(54,075)	(3,710)	21,628	66,254	(6,080)
Surrenders for benefit payments and fees	(285,644)	(37,152)	(700,797)	(74,086)	(36,706)
Other transactions	(11)	12	(13)	(9)	(8)
Death benefits	—	—	—	—	—
Net loan activity	(15)	—	(46)	—	(18)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(324,917)	(26,250)	(402,653)	47,818	(32,003)
Net increase (decrease) in net assets	400,672	(18,686)	163,170	148,851	(14,051)
Net Assets:
Beginning of year	2,179,502	162,818	2,360,123	331,770	73,013
End of year	$2,580,174	$144,132	$2,523,293	$480,621	$58,962

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Calvert VP SRI Balanced Portfolio Sub-Account	Calvert Equity Fund Sub-Account	Calvert Bond Fund Sub-Account	Calvert Income Fund Sub-Account	Columbia Contrarian Core Fund Sub-Account
Operations:
Net investment income (loss)	$3,374	$(39,549)	$42,505	$13,119	$(1,995)
Net realized gain (loss) on security transactions	904	453,884	13,444	1,818	41,087
Net realized gain on distributions	13,985	173,474	18,971	—	19,249
Net unrealized appreciation (depreciation) of investments during the year	61,254	1,419,904	88,952	51,745	81,797
Net increase (decrease) in net assets resulting from operations	79,517	2,007,713	163,872	66,682	140,138
Unit transactions:
Purchases	8,053	646,285	234,824	70,850	71,726
Net transfers	—	(105,137)	58,954	39,963	(120,442)
Surrenders for benefit payments and fees	(4,678)	(2,112,006)	(424,010)	(29,590)	(197,929)
Other transactions	(1)	148	353	102	(17)
Death benefits	—	—	—	—	—
Net loan activity	—	(84)	(47)	(45)	(3)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	3,374	(1,570,794)	(129,926)	81,280	(246,665)
Net increase (decrease) in net assets	82,891	436,919	33,946	147,962	(106,527)
Net Assets:
Beginning of year	336,215	5,853,113	2,097,876	463,432	528,720
End of year	$419,106	$6,290,032	$2,131,822	$611,394	$422,193
The accompanying notes are an integral part of these financial statements.

	Columbia Small Cap Value I Fund Sub-Account	Columbia Select Mid Cap Value Fund Sub-Account	Columbia Acorn Fund Sub-Account	CRM Mid Cap Value Fund Sub-Account	Columbia Disciplined Small Core Fund Sub-Account
Operations:
Net investment income (loss)	$(389)	$199	$(10,934)	$439	$(83)
Net realized gain (loss) on security transactions	(294)	(67,787)	(76,613)	(2,882)	(4,031)
Net realized gain on distributions	2,221	18,733	169,023	11,083	—
Net unrealized appreciation (depreciation) of investments during the year	10,571	260,670	163,297	81,724	11,958
Net increase (decrease) in net assets resulting from operations	12,109	211,815	244,773	90,364	7,844
Unit transactions:
Purchases	2,679	97,946	98,470	26,000	14,385
Net transfers	—	(1,556)	271,311	(6,008)	(1,455)
Surrenders for benefit payments and fees	(1,617)	(230,529)	(105,178)	(27,874)	(1,861)
Other transactions	(1)	(33)	2	(49)	(4)
Death benefits	—	—	—	—	—
Net loan activity	—	(5)	(47)	(14)	(23)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,061	(134,177)	264,558	(7,945)	11,042
Net increase (decrease) in net assets	13,170	77,638	509,331	82,419	18,886
Net Assets:
Beginning of year	60,935	768,822	925,847	375,270	35,842
End of year	$74,105	$846,460	$1,435,178	$457,689	$54,728

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Calamos International Growth Fund Sub-Account	Davis Financial Fund Sub-Account	Davis New York Venture Fund Sub-Account	Davis Opportunity Fund Sub-Account	Delaware Diversified Income Fund Sub-Account
Operations:
Net investment income (loss)	$(15)	$1,421	$49,286	$(459)	$6,027
Net realized gain (loss) on security transactions	(1)	1,317	(152,590)	(314)	4,624
Net realized gain on distributions	—	15,086	334,289	7,803	—
Net unrealized appreciation (depreciation) of investments during the year	300	30,821	1,151,517	26,492	14,280
Net increase (decrease) in net assets resulting from operations	284	48,645	1,382,502	33,522	24,931
Unit transactions:
Purchases	—	26,275	369,078	7,822	34,545
Net transfers	—	2,125	30,779	(4,006)	5,735
Surrenders for benefit payments and fees	(3)	(15,199)	(736,774)	(4,770)	(299,479)
Other transactions	(2)	(4)	64	(2)	24
Death benefits	—	—	—	—	—
Net loan activity	—	—	(161)	—	(13)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(5)	13,197	(337,014)	(956)	(259,188)
Net increase (decrease) in net assets	279	61,842	1,045,488	32,566	(234,257)
Net Assets:
Beginning of year	1,019	187,437	4,818,902	136,827	243,939
End of year	$1,298	$249,279	$5,864,390	$169,393	$9,682

The accompanying notes are an integral part of these financial statements.

	Delaware Extended Duration Bond Fund Sub-Account	Dreyfus Bond Market Index Fund Sub-Account	Dreyfus VIF Appreciation Portfolio Sub-Account	Dreyfus International Stock Index Fund Sub-Account	Dreyfus MidCap Index Fund Sub-Account
Operations:
Net investment income (loss)	$612	$293,296	$104	$10,958	$168,552
Net realized gain (loss) on security transactions	1,123	(15,820)	(1,319)	4,308	(243,430)
Net realized gain on distributions	242	—	3,263	—	1,467,427
Net unrealized appreciation (depreciation) of investments during the year	2,898	676,135	4,982	63,175	2,445,678
Net increase (decrease) in net assets resulting from operations	4,875	953,611	7,030	78,441	3,838,227
Unit transactions:
Purchases	806	1,394,689	1,900	—	1,990,845
Net transfers	1,157	715,247	5,475	(11,513)	(779,146)
Surrenders for benefit payments and fees	(18,545)	(2,571,104)	(15,725)	(52,325)	(4,065,647)
Other transactions	4	1,740	122	—	207
Death benefits	—	—	—	—	—
Net loan activity	—	(239)	—	—	(301)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(16,578)	(459,667)	(8,228)	(63,838)	(2,854,042)
Net increase (decrease) in net assets	(11,703)	493,944	(1,198)	14,603	984,185
Net Assets:
Beginning of year	23,632	12,517,243	24,806	387,971	16,010,996
End of year	$11,929	$13,011,187	$23,608	$402,574	$16,995,181

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Dreyfus SmallCap Stock Index Fund Sub-Account	Dreyfus VIF Growth and Income Portfolio Sub-Account	Dreyfus VIF Quality Bond Portfolio Fund Sub-Account	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Sub-Account	Dreyfus S&P 500 Index Fund Sub-Account
Operations:
Net investment income (loss)	$112,153	$37	$835	$36	$329,605
Net realized gain (loss) on security transactions	(64,629)	1,259	(1)	(2)	294,480
Net realized gain on distributions	861,791	1,794	—	155	3,123,405
Net unrealized appreciation (depreciation) of investments during the year	1,561,949	(877)	3,945	1,191	3,344,113
Net increase (decrease) in net assets resulting from operations	2,471,264	2,213	4,779	1,380	7,091,603
Unit transactions:
Purchases	1,562,959	—	5,751	—	3,660,039
Net transfers	(480,893)	—	—	—	1,017,999
Surrenders for benefit payments and fees	(2,122,904)	(16,526)	(1)	—	(7,584,435)
Other transactions	30	101	—	(1)	2,457
Death benefits	—	—	—	—	—
Net loan activity	(141)	—	—	—	(695)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,040,949)	(16,425)	5,750	(1)	(2,904,635)
Net increase (decrease) in net assets	1,430,315	(14,212)	10,529	1,379	4,186,968
Net Assets:
Beginning of year	11,521,099	14,212	63,524	4,125	23,913,907
End of year	$12,951,414	$—	$74,053	$5,504	$28,100,875

The accompanying notes are an integral part of these financial statements.

	Eaton Vance Large-Cap Value Fund Sub-Account	Eaton Vance Dividend Builder Fund Sub-Account	Eaton Vance Worldwide Health Sciences Fund Sub-Account	Eaton Vance Income Fund of Boston Sub-Account	Eaton Vance Balanced Fund Sub-Account
Operations:
Net investment income (loss)	$75,405	$18,136	$(244)	$116,595	$356
Net realized gain (loss) on security transactions	48,710	9,243	5,984	(18,203)	5,588
Net realized gain on distributions	58,893	45,934	39,910	—	3,854
Net unrealized appreciation (depreciation) of investments during the year	1,639,209	303,463	124,619	179,258	20,074
Net increase (decrease) in net assets resulting from operations	1,822,217	376,776	170,269	277,650	29,872
Unit transactions:
Purchases	151,809	53,845	103,380	286,080	42,580
Net transfers	(68,050)	11,904	34,612	49,142	—
Surrenders for benefit payments and fees	(815,312)	(161,960)	(95,304)	(624,178)	(45,037)
Other transactions	49	(24)	(1)	603	(12)
Death benefits	—	—	—	—	—
Net loan activity	(94)	(44)	(22)	(70)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(731,598)	(96,279)	42,665	(288,423)	(2,469)
Net increase (decrease) in net assets	1,090,619	280,497	212,934	(10,773)	27,403
Net Assets:
Beginning of year	6,426,230	1,297,935	656,255	2,327,515	129,719
End of year	$7,516,849	$1,578,432	$869,189	$2,316,742	$157,122

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Eaton Vance Atlanta Capital SMID-Cap Fund Sub-Account	Wells Fargo Asset Allocation Fund Sub-Account	Wells Fargo Emerging Markets Equity Fund Sub-Account	Wells Fargo Utility & Telecommunications Fund Sub-Account	Alger Capital Appreciation Institutional Portfolio Sub-Account
Operations:
Net investment income (loss)	$(4,807)	$(864)	$(5,232)	$43	$(36,407)
Net realized gain (loss) on security transactions	120,028	(494)	54,508	1,221	115,560
Net realized gain on distributions	60,820	1,651	—	1,721	465,419
Net unrealized appreciation (depreciation) of investments during the year	131,925	26,686	435,068	(45)	716,230
Net increase (decrease) in net assets resulting from operations	307,966	26,979	484,344	2,940	1,260,802
Unit transactions:
Purchases	136,742	12,156	263,834	2,130	426,657
Net transfers	(353,811)	(43,611)	(88,374)	(2,344)	(174,218)
Surrenders for benefit payments and fees	(177,114)	(4,383)	(323,077)	(2,544)	(521,016)
Other transactions	258	(5)	118	(6)	(79)
Death benefits	—	—	—	—	—
Net loan activity	(18)	(22)	(77)	—	(212)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(393,943)	(35,865)	(147,576)	(2,764)	(268,868)
Net increase (decrease) in net assets	(85,977)	(8,886)	336,768	176	991,934
Net Assets:
Beginning of year	992,208	159,847	1,884,886	12,041	3,999,893
End of year	$906,231	$150,961	$2,221,654	$12,217	$4,991,827

The accompanying notes are an integral part of these financial statements.

	Alger Mid Cap Growth Institutional Fund Sub-Account	Alger Small Cap Growth Institutional Fund Sub-Account	Nuveen Mid Cap Growth Opportunities Fund Sub-Account	Nuveen Small Cap Select Fund Sub-Account	Fidelity Advisor Equity Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(9,268)	$(1,703)	$(1,085)	$(169)	$(2,161)
Net realized gain (loss) on security transactions	49,365	2,066	(16,400)	(6,490)	13,380
Net realized gain on distributions	118,427	63,677	27,154	—	41,011
Net unrealized appreciation (depreciation) of investments during the year	186,197	26,885	104,899	13,758	57,784
Net increase (decrease) in net assets resulting from operations	344,721	90,925	114,568	7,099	110,014
Unit transactions:
Purchases	105,677	35,864	24,438	4,359	85,164
Net transfers	45,750	6,690	(373,088)	(32,445)	4,430
Surrenders for benefit payments and fees	(170,215)	(40,155)	(32,597)	(1,271)	(67,059)
Other transactions	(28)	(3)	37	4	(1)
Death benefits	—	—	—	—	—
Net loan activity	(65)	(15)	(8)	(6)	(24)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(18,881)	2,381	(381,218)	(29,359)	22,510
Net increase (decrease) in net assets	325,840	93,306	(266,650)	(22,260)	132,524
Net Assets:
Beginning of year	1,184,066	294,674	400,599	37,520	327,738
End of year	$1,509,906	$387,980	$133,949	$15,260	$460,262

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Fidelity Advisor Value Strategies Fund Sub-Account	Fidelity Advisor Leveraged Company Stock Fund Sub-Account	Federated Equity Income Fund, Inc. Sub-Account	Federated Fund for U.S. Government Securities Fund Sub-Account	Federated MDT Mid Cap Growth Fund Sub-Account
Operations:
Net investment income (loss)	$1,418	$(11,756)	$876	$2,995	$(1,141)
Net realized gain (loss) on security transactions	1,214	(32,617)	(405)	(1,130)	(60)
Net realized gain on distributions	7,886	88,805	—	—	15,703
Net unrealized appreciation (depreciation) of investments during the year	46,869	350,325	15,231	6,928	22,442
Net increase (decrease) in net assets resulting from operations	57,387	394,757	15,702	8,793	36,944
Unit transactions:
Purchases	—	146,642	12,231	18,500	15,652
Net transfers	(3,027)	(23,481)	—	(172)	30,923
Surrenders for benefit payments and fees	(19,605)	(146,959)	(3,172)	(34,111)	(4,547)
Other transactions	(1)	43	(3)	45	(7)
Death benefits	—	—	—	—	—
Net loan activity	—	(45)	(5)	—	(6)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(22,633)	(23,800)	9,051	(15,738)	42,015
Net increase (decrease) in net assets	34,754	370,957	24,753	(6,945)	78,959
Net Assets:
Beginning of year	176,442	1,405,882	76,289	179,556	132,273
End of year	$211,196	$1,776,839	$101,042	$172,611	$211,232

The accompanying notes are an integral part of these financial statements.

	Federated High Income Bond Fund Sub-Account	Federated Kaufmann Fund Sub-Account	Federated Short-Term Income Fund Sub-Account	Federated Total Return Bond Fund Sub-Account	Federated Clover Small Value Fund Sub-Account
Operations:
Net investment income (loss)	$316	$(39,151)	$1,871	$2,811	$(13)
Net realized gain (loss) on security transactions	2	86,798	53	(203)	(2,340)
Net realized gain on distributions	—	561,789	—	—	—
Net unrealized appreciation (depreciation) of investments during the year	581	759,811	1,712	8,030	11,650
Net increase (decrease) in net assets resulting from operations	899	1,369,247	3,636	10,638	9,297
Unit transactions:
Purchases	717	362,715	—	7,048	1,986
Net transfers	—	(66,011)	—	—	—
Surrenders for benefit payments and fees	(10)	(666,155)	(2,656)	(5,419)	(6,868)
Other transactions	(2)	23	5	19	(4)
Death benefits	—	—	—	—	—
Net loan activity	—	(41)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	705	(369,469)	(2,651)	1,648	(4,886)
Net increase (decrease) in net assets	1,604	999,778	985	12,286	4,411
Net Assets:
Beginning of year	6,745	4,384,038	92,193	131,714	52,989
End of year	$8,349	$5,383,816	$93,178	$144,000	$57,400

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Federated International Leaders Fund Sub-Account	Fidelity® VIP Growth Opportunities Portfolio Sub-Account	Fidelity® VIP Overseas Portfolio Sub-Account	Fidelity® VIP Value Strategies Portfolio Sub-Account	Fidelity® VIP Balanced Portfolio Sub-Account
Operations:
Net investment income (loss)	$94	$(4,974)	$1,086	$709	$14,319
Net realized gain (loss) on security transactions	1	88,172	1,841	584	20,062
Net realized gain on distributions	—	78,234	3,880	6,149	68,210
Net unrealized appreciation (depreciation) of investments during the year	593	114,909	18,918	11,445	196,191
Net increase (decrease) in net assets resulting from operations	688	276,341	25,725	18,887	298,782
Unit transactions:
Purchases	383	24,393	6,762	3,426	17,749
Net transfers	2,568	(25,500)	(13,794)	—	(32,251)
Surrenders for benefit payments and fees	(11)	(212,170)	(105)	(23,631)	(153,679)
Other transactions	(4)	—	(1)	(2)	—
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	(10,477)
Net increase (decrease) in net assets resulting from unit transactions	2,936	(213,277)	(7,138)	(20,207)	(178,658)
Net increase (decrease) in net assets	3,624	63,064	18,587	(1,320)	120,124
Net Assets:
Beginning of year	1,651	696,081	96,799	58,555	1,341,879
End of year	$5,275	$759,145	$115,386	$57,235	$1,462,003

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Growth & Income Portfolio Sub-Account	Fidelity® VIP Freedom 2020 Portfolio Sub-Account	Fidelity® VIP Freedom 2030 Portfolio Sub-Account	Fidelity® VIP Freedom 2015 Portfolio Sub-Account	Fidelity® VIP Freedom 2025 Portfolio Sub-Account
Operations:
Net investment income (loss)	$10,527	$1,323	$8,206	$719	$5,895
Net realized gain (loss) on security transactions	1,251	11	2,955	519	2,248
Net realized gain on distributions	31,309	4,647	20,845	5,400	11,529
Net unrealized appreciation (depreciation) of investments during the year	48,075	8,444	90,852	4,760	57,883
Net increase (decrease) in net assets resulting from operations	91,162	14,425	122,858	11,398	77,555
Unit transactions:
Purchases	17,514	—	2,660	—	466
Net transfers	(46,431)	43,248	(32,000)	—	(332)
Surrenders for benefit payments and fees	(4,727)	—	(2,734)	(27,699)	(21,515)
Other transactions	(1)	(1)	(1)	(1)	—
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(33,645)	43,247	(32,075)	(27,700)	(21,381)
Net increase (decrease) in net assets	57,517	57,672	90,783	(16,302)	56,174
Net Assets:
Beginning of year	332,187	36,654	531,853	71,593	372,334
End of year	$389,704	$94,326	$622,636	$55,291	$428,508

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Fidelity Advisor® Stock Selector All Cap Fund Sub-Account	Templeton Developing Markets Trust Sub-Account	Franklin High Income Fund Sub-Account	Franklin Strategic Income Fund Sub-Account	Templeton Global Bond Fund Sub-Account
Operations:
Net investment income (loss)	$(70)	$27,507	$35,822	$97,061	$286,513
Net realized gain (loss) on security transactions	9	5,052	(6,613)	(23,588)	(112,460)
Net realized gain on distributions	489	10,585	—	—	—
Net unrealized appreciation (depreciation) of investments during the year	1,636	173,025	66,411	112,776	(160,285)
Net increase (decrease) in net assets resulting from operations	2,064	216,169	95,620	186,249	13,768
Unit transactions:
Purchases	1,800	95,554	86,227	266,603	499,994
Net transfers	—	(61,945)	5,890	10,725	(306,094)
Surrenders for benefit payments and fees	(869)	(68,683)	(177,438)	(537,233)	(842,620)
Other transactions	(2)	—	80	8	167
Death benefits	—	—	—	—	—
Net loan activity	—	(2)	(22)	(53)	(52)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	929	(35,076)	(85,263)	(259,950)	(648,605)
Net increase (decrease) in net assets	2,993	181,093	10,357	(73,701)	(634,837)
Net Assets:
Beginning of year	7,016	869,892	737,508	2,568,622	5,552,859
End of year	$10,009	$1,050,985	$747,865	$2,494,921	$4,918,022

The accompanying notes are an integral part of these financial statements.

	Franklin U.S. Government Securities Fund Sub-Account	Franklin Small Cap Value Fund Sub-Account	Franklin Mutual Global Discovery Fund Sub-Account	Templeton Growth Fund Sub-Account	Franklin Income Fund Sub-Account
Operations:
Net investment income (loss)	$9,538	$14,378	$124,897	$20,665	$298,952
Net realized gain (loss) on security transactions	(3,046)	(35,170)	(67,561)	(5,328)	21,356
Net realized gain on distributions	—	145,207	489,576	50,308	—
Net unrealized appreciation (depreciation) of investments during the year	15,051	492,920	1,613,790	134,524	602,020
Net increase (decrease) in net assets resulting from operations	21,543	617,335	2,160,702	200,169	922,328
Unit transactions:
Purchases	33,825	224,861	1,217,360	151,417	566,261
Net transfers	(1,763)	(83,224)	(460,300)	(19,606)	133,258
Surrenders for benefit payments and fees	(56,650)	(251,288)	(2,815,659)	(166,963)	(1,057,656)
Other transactions	(1)	142	(401)	11	392
Death benefits	—	—	—	—	—
Net loan activity	—	(93)	(317)	(20)	(88)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(24,589)	(109,602)	(2,059,317)	(35,161)	(357,833)
Net increase (decrease) in net assets	(3,046)	507,733	101,385	165,008	564,495
Net Assets:
Beginning of year	511,873	2,509,657	9,924,036	1,434,406	6,300,588
End of year	$508,827	$3,017,390	$10,025,421	$1,599,414	$6,865,083

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Franklin Growth Fund Sub-Account	Franklin Total Return Fund Sub-Account	Franklin Balance Sheet Investment Fund Sub-Account	Franklin Mutual Beacon Fund Sub-Account	Franklin Mutual Shares Fund Sub-Account
Operations:
Net investment income (loss)	$33,080	$8,683	$21,320	$14,236	$57,982
Net realized gain (loss) on security transactions	849,428	(581)	(89,466)	4,215	36,759
Net realized gain on distributions	841,984	—	112,565	22,561	216,029
Net unrealized appreciation (depreciation) of investments during the year	2,646,875	17,822	356,493	152,643	484,519
Net increase (decrease) in net assets resulting from operations	4,371,367	25,924	400,912	193,655	795,289
Unit transactions:
Purchases	1,362,500	50,489	9,324	46,264	290,104
Net transfers	(1,131,578)	(10)	(22,346)	(388)	(613,282)
Surrenders for benefit payments and fees	(2,177,190)	(69,848)	(282,391)	(81,487)	(522,878)
Other transactions	277	44	(77)	8	65
Death benefits	—	—	—	—	—
Net loan activity	(251)	(21)	(8)	(24)	(105)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,946,242)	(19,346)	(295,498)	(35,627)	(846,096)
Net increase (decrease) in net assets	2,425,125	6,578	105,414	158,028	(50,807)
Net Assets:
Beginning of year	14,304,307	347,102	1,820,670	816,737	3,857,472
End of year	$16,729,432	$353,680	$1,926,084	$974,765	$3,806,665

The accompanying notes are an integral part of these financial statements.

	Franklin Small-Mid Cap Growth Fund Sub-Account	Franklin Conservative Allocation Fund Sub-Account	Franklin Growth Allocation Fund Sub-Account	Franklin Moderate Allocation Fund Sub-Account	Templeton Foreign Fund Sub-Account
Operations:
Net investment income (loss)	$(8,719)	$43,080	$38,566	$61,803	$200,521
Net realized gain (loss) on security transactions	7,507	12,281	59,106	27,839	(31,894)
Net realized gain on distributions	743,716	130,463	601,202	454,245	—
Net unrealized appreciation (depreciation) of investments during the year	503,666	140,713	481,681	411,453	626,330
Net increase (decrease) in net assets resulting from operations	1,246,170	326,537	1,180,555	955,340	794,957
Unit transactions:
Purchases	49,439	333,887	633,712	587,348	233,029
Net transfers	(208,906)	(47,055)	265,881	(42,577)	(333,031)
Surrenders for benefit payments and fees	(564,487)	(436,264)	(951,286)	(959,547)	(1,090,012)
Other transactions	70	69	86	237	121
Death benefits	—	—	—	—	—
Net loan activity	(19)	(112)	(190)	(163)	(90)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(723,903)	(149,475)	(51,797)	(414,702)	(1,189,983)
Net increase (decrease) in net assets	522,267	177,062	1,128,758	540,638	(395,026)
Net Assets:
Beginning of year	4,169,404	2,622,073	5,667,735	5,888,382	7,202,665
End of year	$4,691,671	$2,799,135	$6,796,493	$6,429,020	$6,807,639

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Highland Premier Growth Equity Sub-Account	Goldman Sachs Income Builder Fund Sub-Account	Goldman Sachs Capital Growth Fund Sub-Account	Goldman Sachs Core Fixed Income Fund Sub-Account	Goldman Sachs U.S. Equity Insights Fund Sub-Account
Operations:
Net investment income (loss)	$(135)	$1,597	$(29)	$1,936	$—
Net realized gain (loss) on security transactions	(2,520)	375	65	(3)	—
Net realized gain on distributions	—	—	7	995	—
Net unrealized appreciation (depreciation) of investments during the year	12,368	7,834	614	6,669	4
Net increase (decrease) in net assets resulting from operations	9,713	9,806	657	9,597	4
Unit transactions:
Purchases	14,573	2,576	243	13,335	—
Net transfers	(1,394)	—	—	21,696	—
Surrenders for benefit payments and fees	(3,626)	(5,893)	(3,266)	(3,995)	(1)
Other transactions	—	(2)	(4)	16	(2)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	9,553	(3,319)	(3,027)	31,052	(3)
Net increase (decrease) in net assets	19,266	6,487	(2,370)	40,649	1
Net Assets:
Beginning of year	88,004	55,809	2,551	99,166	12
End of year	$107,270	$62,296	$181	$139,815	$13

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Government Income Fund Sub-Account	Goldman Sachs Equity Income Fund Sub-Account	Goldman Sachs Growth Opportunities Fund Sub-Account	Goldman Sachs Focused International Equity Fund Sub-Account	Goldman Sachs Mid Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$34,659	$868	$(6,109)	$59	$11,915
Net realized gain (loss) on security transactions	(885)	596	(19,800)	621	(73,515)
Net realized gain on distributions	—	4,510	232,685	—	103,679
Net unrealized appreciation (depreciation) of investments during the year	75,823	16,676	11,470	2,601	1,024,360
Net increase (decrease) in net assets resulting from operations	109,597	22,650	218,246	3,281	1,066,439
Unit transactions:
Purchases	86,267	6,784	81,698	2,499	204,719
Net transfers	94,210	(837)	1,925	(87)	(30,202)
Surrenders for benefit payments and fees	(271,518)	(192)	(68,296)	(10,390)	(419,514)
Other transactions	161	(7)	61	(4)	(46)
Death benefits	—	—	—	—	—
Net loan activity	(31)	—	(63)	(8)	(222)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(90,911)	5,748	15,325	(7,990)	(245,265)
Net increase (decrease) in net assets	18,686	28,398	233,571	(4,709)	821,174
Net Assets:
Beginning of year	1,991,708	93,224	659,954	16,483	3,536,088
End of year	$2,010,394	$121,622	$893,525	$11,774	$4,357,262

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Goldman Sachs Small Cap Value Fund Sub-Account	Goldman Sachs Strategic Growth Fund Sub-Account	Goldman Sachs High Yield Fund Sub-Account	Goldman Sachs Large Cap Value Fund Sub-Account	Goldman Sachs Small/Mid Cap Growth Fund Sub-Account
Operations:
Net investment income (loss)	$5,947	$(248)	$159,522	$1,889	$(2,389)
Net realized gain (loss) on security transactions	(122,365)	(74)	(36,604)	(967)	30,302
Net realized gain on distributions	221,558	9,276	—	19,594	27,013
Net unrealized appreciation (depreciation) of investments during the year	1,011,038	508	294,933	69,323	88,676
Net increase (decrease) in net assets resulting from operations	1,116,178	9,462	417,851	89,839	143,602
Unit transactions:
Purchases	583,040	5,793	97,553	51,303	30,499
Net transfers	(644,655)	41,012	(67,040)	(7,118)	(62,414)
Surrenders for benefit payments and fees	(850,788)	(14,577)	(591,435)	(28,226)	(374,656)
Other transactions	164	(12)	934	(5)	(8)
Death benefits	—	—	—	—	—
Net loan activity	(78)	—	(46)	(39)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(912,317)	32,216	(560,034)	15,915	(406,579)
Net increase (decrease) in net assets	203,861	41,678	(142,183)	105,754	(262,977)
Net Assets:
Beginning of year	5,409,781	19,572	2,971,196	357,875	462,183
End of year	$5,613,642	$61,250	$2,829,013	$463,629	$199,206

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Satellite Strategies Portfolio Sub-Account	Frost Value Equity Fund Sub-Account	Hartford Balanced HLS Fund Sub-Account	Hartford Total Return Bond HLS Fund Sub-Account	Hartford Capital Appreciation HLS Fund Sub-Account
Operations:
Net investment income (loss)	$40	$—	$92,055	$456,361	$172,065
Net realized gain (loss) on security transactions	—	—	130,311	(7,804)	(230,397)
Net realized gain on distributions	—	3	585,524	—	2,540,177
Net unrealized appreciation (depreciation) of investments during the year	193	—	569,259	848,867	3,641,337
Net increase (decrease) in net assets resulting from operations	233	3	1,377,149	1,297,424	6,123,182
Unit transactions:
Purchases	180	—	107,474	395,489	201,633
Net transfers	—	—	10,512	(291,143)	(502,689)
Surrenders for benefit payments and fees	(2)	—	(733,769)	(1,635,287)	(2,061,634)
Other transactions	(1)	(3)	72	(215)	(558)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(96)	(164)
Net annuity transactions	—	—	—	(18,883)	(3,143)
Net increase (decrease) in net assets resulting from unit transactions	177	(3)	(615,711)	(1,550,135)	(2,366,555)
Net increase (decrease) in net assets	410	—	761,438	(252,711)	3,756,627
Net Assets:
Beginning of year	1,280	—	6,560,732	13,502,835	20,759,778
End of year	$1,690	$—	$7,322,170	$13,250,124	$24,516,405

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Hartford Dividend and Growth HLS Fund Sub-Account	The Hartford Healthcare HLS Fund Sub-Account	Hartford Global Growth HLS Fund Sub-Account	Hartford Disciplined Equity HLS Fund Sub-Account	Hartford Growth Opportunities HLS Fund Sub-Account
Operations:
Net investment income (loss)	$392,652	$(22,988)	$(3,857)	$2	$(54,842)
Net realized gain (loss) on security transactions	(162,066)	(77,972)	6,590	—	84,821
Net realized gain on distributions	2,989,600	472,443	184,832	53	1,595,906
Net unrealized appreciation (depreciation) of investments during the year	3,021,359	633,356	155,130	36	294,928
Net increase (decrease) in net assets resulting from operations	6,241,545	1,004,839	342,695	91	1,920,813
Unit transactions:
Purchases	490,210	233,894	47,112	555	602,152
Net transfers	(378,764)	(136,465)	(38,597)	—	(265,278)
Surrenders for benefit payments and fees	(3,974,718)	(486,091)	(44,316)	(4)	(1,176,825)
Other transactions	362	(251)	72	—	(128)
Death benefits	—	—	—	—	—
Net loan activity	(113)	(74)	(5)	—	(186)
Net annuity transactions	(3,534)	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(3,866,557)	(388,987)	(35,734)	551	(840,265)
Net increase (decrease) in net assets	2,374,988	615,852	306,961	642	1,080,548
Net Assets:
Beginning of year	23,859,566	3,413,349	1,078,953	93	6,767,411
End of year	$26,234,554	$4,029,201	$1,385,914	$735	$7,847,959
The accompanying notes are an integral part of these financial statements.

	Hartford International Opportunities HLS Fund Sub-Account	Hartford MidCap HLS Fund Sub-Account	Hartford Ultrashort Bond HLS Fund Sub-Account	Hartford Small Company HLS Fund Sub-Account	Hartford Small Cap Growth HLS Fund Sub-Account
Operations:
Net investment income (loss)	$8,059	$(3,162)	$37,628	$(15,454)	$(4,433)
Net realized gain (loss) on security transactions	15,367	334,322	7,083	40,580	8,096
Net realized gain on distributions	30,791	2,350,379	—	965,848	103,763
Net unrealized appreciation (depreciation) of investments during the year	139,564	1,894,894	25,790	567,562	62,482
Net increase (decrease) in net assets resulting from operations	193,781	4,576,433	70,501	1,558,536	169,908
Unit transactions:
Purchases	52,986	59,697	240,007	69,938	71,392
Net transfers	(84,728)	(734,161)	36,797	(347,435)	(34,063)
Surrenders for benefit payments and fees	(126,591)	(2,424,421)	(334,700)	(604,322)	(107,395)
Other transactions	(20)	(40)	31	97	(14)
Death benefits	—	—	—	—	—
Net loan activity	(9)	(6)	(249)	(3)	(26)
Net annuity transactions	—	—	(7,345)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(158,362)	(3,098,931)	(65,459)	(881,725)	(70,106)
Net increase (decrease) in net assets	35,419	1,477,502	5,042	676,811	99,802
Net Assets:
Beginning of year	824,928	14,978,744	3,597,812	4,465,952	509,961
End of year	$860,347	$16,456,246	$3,602,854	$5,142,763	$609,763

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Hartford Stock HLS Fund Sub-Account	Hartford U.S. Government Securities HLS Fund Sub-Account	Hartford Value HLS Fund Sub-Account	The Hartford Checks and Balances Fund Sub-Account	The Hartford High Yield Sub-Account
Operations:
Net investment income (loss)	$50,108	$12,220	$20,195	$5,332	$3,110
Net realized gain (loss) on security transactions	173,966	(1,436)	355	(5,977)	(10)
Net realized gain on distributions	396,356	—	156,789	16,079	—
Net unrealized appreciation (depreciation) of investments during the year	603,024	18,336	193,118	42,167	5,627
Net increase (decrease) in net assets resulting from operations	1,223,454	29,120	370,457	57,601	8,727
Unit transactions:
Purchases	58,619	19,324	79,067	30,176	24,548
Net transfers	52,954	420	(37,500)	10,811	470
Surrenders for benefit payments and fees	(405,231)	(72,067)	(183,298)	(32,959)	(4,882)
Other transactions	49	(1)	(19)	(6)	9
Death benefits	—	—	—	—	—
Net loan activity	(28)	(18)	(7)	—	(10)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(293,637)	(52,342)	(141,757)	8,022	20,135
Net increase (decrease) in net assets	929,817	(23,222)	228,700	65,623	28,862
Net Assets:
Beginning of year	4,162,652	654,018	1,436,299	280,551	54,504
End of year	$5,092,469	$630,796	$1,664,999	$346,174	$83,366

The accompanying notes are an integral part of these financial statements.

	The Hartford Dividend and Growth Fund Sub-Account	The Hartford International Opportunities Fund Sub-Account	The Hartford MidCap Fund Sub-Account	The Hartford Small Company Fund Sub-Account	The Hartford Total Return Bond Fund Sub-Account
Operations:
Net investment income (loss)	$3,895	$176	$(9,529)	$(2,779)	$12,315
Net realized gain (loss) on security transactions	1,261	(1,161)	29,758	20,531	(1,685)
Net realized gain on distributions	23,574	—	38,273	16,200	—
Net unrealized appreciation (depreciation) of investments during the year	158,564	98,261	162,384	75,102	34,197
Net increase (decrease) in net assets resulting from operations	187,294	97,276	220,886	109,054	44,827
Unit transactions:
Purchases	78,468	75,787	103,662	45,417	56,134
Net transfers	518	1,059	34,613	44,159	22,199
Surrenders for benefit payments and fees	(95,940)	(182,207)	(219,739)	(216,754)	(94,174)
Other transactions	230	39	4	75	71
Death benefits	—	—	—	—	—
Net loan activity	—	(13)	(22)	(32)	(11)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(16,724)	(105,335)	(81,482)	(127,135)	(15,781)
Net increase (decrease) in net assets	170,570	(8,059)	139,404	(18,081)	29,046
Net Assets:
Beginning of year	710,585	422,399	717,336	344,346	498,599
End of year	$881,155	$414,340	$856,740	$326,265	$527,645

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	The Hartford Healthcare Fund Sub-Account	The Hartford Growth Opportunities Fund Sub-Account	The Hartford Value Opportunities Fund Sub-Account	Hartford Moderate Allocation Fund Sub-Account	The Hartford Conservative Allocation Fund Sub-Account
Operations:
Net investment income (loss)	$(3,157)	$(3,786)	$48	$27,914	$12,688
Net realized gain (loss) on security transactions	1,244	526	—	(1,468)	6,110
Net realized gain on distributions	19,874	20,699	71	34,445	—
Net unrealized appreciation (depreciation) of investments during the year	67,022	55,774	497	282,057	79,201
Net increase (decrease) in net assets resulting from operations	84,983	73,213	616	342,948	97,999
Unit transactions:
Purchases	53,722	57,055	—	180,094	73,321
Net transfers	1,593	7,919	—	(13,898)	(410)
Surrenders for benefit payments and fees	(33,004)	(5,127)	(1)	(161,085)	(163,169)
Other transactions	(6)	(6)	(4)	175	(16)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(273)	(77)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	22,305	59,841	(5)	5,013	(90,351)
Net increase (decrease) in net assets	107,288	133,054	611	347,961	7,648
Net Assets:
Beginning of year	261,446	244,576	2,132	1,984,555	801,765
End of year	$368,734	$377,630	$2,743	$2,332,516	$809,413

The accompanying notes are an integral part of these financial statements.

	The Hartford Capital Appreciation Fund Sub-Account	The Hartford Growth Allocation Fund Sub-Account	The Hartford Inflation Plus Fund Sub-Account	The Hartford Equity Income Fund Sub-Account	The Hartford Balanced Income Fund Sub-Account
Operations:
Net investment income (loss)	$(18,121)	$27,251	$2,896	$5,248	$9,034
Net realized gain (loss) on security transactions	38,064	17,282	(11,997)	14,300	20,510
Net realized gain on distributions	260,767	75,617	—	31,580	3,384
Net unrealized appreciation (depreciation) of investments during the year	1,492,360	367,981	37,244	74,208	71,427
Net increase (decrease) in net assets resulting from operations	1,773,070	488,131	28,143	125,336	104,355
Unit transactions:
Purchases	391,864	244,085	82,255	100,937	111,015
Net transfers	(83,820)	(5,402)	(1,180)	(13,573)	(4,616)
Surrenders for benefit payments and fees	(834,592)	(199,855)	(143,170)	(204,770)	(418,113)
Other transactions	41	(174)	(2)	(1)	19
Death benefits	—	—	—	—	—
Net loan activity	(98)	(95)	(9)	(55)	(18)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(526,605)	38,559	(62,106)	(117,462)	(311,713)
Net increase (decrease) in net assets	1,246,465	526,690	(33,963)	7,874	(207,358)
Net Assets:
Beginning of year	6,145,150	2,251,441	492,011	516,949	632,665
End of year	$7,391,615	$2,778,131	$458,048	$524,823	$425,307

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	The Hartford International Small Company Fund Sub-Account (2)	The Hartford MidCap Value Fund Sub-Account	Hotchkis and Wiley Large Cap Value Fund Sub-Account	Invesco V.I. Technology Fund Sub-Account	Invesco Technology Fund Sub-Account
Operations:
Net investment income (loss)	$356	$(524)	$5,024	$(3,412)	$(5,359)
Net realized gain (loss) on security transactions	(6,195)	(3,552)	43,069	(2,805)	15,797
Net realized gain on distributions	—	3,612	—	42,162	79,032
Net unrealized appreciation (depreciation) of investments during the year	9,456	34,935	106,610	107,964	151,344
Net increase (decrease) in net assets resulting from operations	3,617	34,471	154,703	143,909	240,814
Unit transactions:
Purchases	6,112	25,519	22,762	2,453	105,656
Net transfers	(32,802)	45,386	(25,505)	(43,440)	(36,809)
Surrenders for benefit payments and fees	(5,382)	(27,131)	(138,314)	(16,995)	(82,710)
Other transactions	(6)	(91)	9	(2)	(87)
Death benefits	—	—	—	—	—
Net loan activity	—	(23)	(2)	—	(111)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(32,078)	43,660	(141,050)	(57,984)	(14,061)
Net increase (decrease) in net assets	(28,461)	78,131	13,653	85,925	226,753
Net Assets:
Beginning of year	28,461	96,397	604,219	454,934	688,069
End of year	$—	$174,528	$617,872	$540,859	$914,822

(2)  Effective November 22, 2019 The Hartford International Small Company Fund merged with Hartford Global Impact Fund

The accompanying notes are an integral part of these financial statements.

	Ivy Natural Resources Fund Sub-Account	Ivy Large Cap Growth Fund Sub-Account	Ivy Science & Technology Fund Sub-Account	Ivy Asset Strategy Fund Sub-Account	Janus Henderson Forty Portfolio Sub-Account
Operations:
Net investment income (loss)	$14,102	$(5,882)	$(11,780)	$3,228	$(15,156)
Net realized gain (loss) on security transactions	(51,405)	63,189	23,630	(25,439)	12,421
Net realized gain on distributions	—	92,665	163,005	12,751	220,467
Net unrealized appreciation (depreciation) of investments during the year	121,822	80,220	373,191	86,659	612,955
Net increase (decrease) in net assets resulting from operations	84,519	230,192	548,046	77,199	830,687
Unit transactions:
Purchases	111,011	71,152	189,297	43,560	24,453
Net transfers	(35,751)	(9,453)	(80,146)	(368)	(145,935)
Surrenders for benefit payments and fees	(173,961)	(284,120)	(71,297)	(208,696)	(265,897)
Other transactions	236	1	(12)	(6)	1
Death benefits	—	—	—	—	—
Net loan activity	(58)	(12)	(30)	—	—
Net annuity transactions	—	—	—	—	(3,212)
Net increase (decrease) in net assets resulting from unit transactions	(98,523)	(222,432)	37,812	(165,510)	(390,590)
Net increase (decrease) in net assets	(14,004)	7,760	585,858	(88,311)	440,097
Net Assets:
Beginning of year	973,056	662,605	1,101,652	444,629	2,455,623
End of year	$959,052	$670,365	$1,687,510	$356,318	$2,895,720

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Janus Henderson Global Research Portfolio Sub-Account	Janus Henderson Enterprise Portfolio Sub-Account	Janus Henderson Balanced Portfolio Sub-Account	Janus Henderson Overseas Portfolio Sub-Account	Janus Henderson Flexible Bond Fund Sub-Account
Operations:
Net investment income (loss)	$823	$(532)	$5,425	$2,378	$669
Net realized gain (loss) on security transactions	8,225	6,356	5,648	(4,979)	(179)
Net realized gain on distributions	16,004	6,920	12,282	—	—
Net unrealized appreciation (depreciation) of investments during the year	42,185	20,721	64,225	47,698	2,008
Net increase (decrease) in net assets resulting from operations	67,237	33,465	87,580	45,097	2,498
Unit transactions:
Purchases	349	540	5,039	2,291	8,070
Net transfers	—	(28,640)	(5,000)	(6,307)	—
Surrenders for benefit payments and fees	(23,569)	(7,782)	(27,819)	(7,111)	(5,950)
Other transactions	(1)	(1)	(1)	—	3
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	(2,009)	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(25,230)	(35,883)	(27,781)	(11,127)	2,123
Net increase (decrease) in net assets	42,007	(2,418)	59,799	33,970	4,621
Net Assets:
Beginning of year	251,088	103,666	412,426	180,803	29,976
End of year	$293,095	$101,248	$472,225	$214,773	$34,597

The accompanying notes are an integral part of these financial statements.

	Janus Henderson Forty Fund Sub-Account	Janus Henderson Balanced Fund Sub-Account	Janus Henderson Enterprise Fund Sub-Account	Janus Henderson Overseas Fund Sub-Account	Janus Henderson Global Research Fund Sub-Account
Operations:
Net investment income (loss)	$(38,743)	$30,767	$(12,677)	$17,339	$502
Net realized gain (loss) on security transactions	60,040	263,670	171,671	(28,327)	5,823
Net realized gain on distributions	472,781	27,283	58,384	—	6,971
Net unrealized appreciation (depreciation) of investments during the year	1,442,893	284,667	214,448	372,889	29,880
Net increase (decrease) in net assets resulting from operations	1,936,971	606,387	431,826	361,901	43,176
Unit transactions:
Purchases	302,730	313,109	134,793	127,564	6,173
Net transfers	31,390	(181,558)	(322,627)	(97,169)	(840)
Surrenders for benefit payments and fees	(699,411)	(1,425,884)	(282,752)	(228,729)	(28,960)
Other transactions	(139)	(68)	(1,791)	9	(5)
Death benefits	—	—	—	—	—
Net loan activity	(116)	(28)	(12)	(70)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(365,546)	(1,294,429)	(472,389)	(198,395)	(23,632)
Net increase (decrease) in net assets	1,571,425	(688,042)	(40,563)	163,506	19,544
Net Assets:
Beginning of year	5,570,942	3,097,454	1,403,572	1,530,297	172,793
End of year	$7,142,367	$2,409,412	$1,363,009	$1,693,803	$192,337

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Janus Henderson Mid Cap Value Fund Sub-Account	PGIM Jennison Natural Resources Fund Sub-Account	PGIM Jennison Mid-Cap Growth Fund Sub-Account	PGIM Jennison 20/20 Focus Fund Sub-Account	JPMorgan Large Cap Growth Fund Sub-Account
Operations:
Net investment income (loss)	$990	$6,126	$(5,746)	$(2,235)	$(923)
Net realized gain (loss) on security transactions	(18,375)	(31,313)	(22,977)	2,802	16,133
Net realized gain on distributions	16,037	—	202,953	12,625	912
Net unrealized appreciation (depreciation) of investments during the year	270,418	98,034	40,986	46,920	7,728
Net increase (decrease) in net assets resulting from operations	269,070	72,847	215,216	60,112	23,850
Unit transactions:
Purchases	114,320	69,522	95,226	41,250	1,110
Net transfers	(32,581)	(145,311)	(21,565)	(10,841)	(110,911)
Surrenders for benefit payments and fees	(120,321)	(74,547)	(188,807)	(138,532)	(5)
Other transactions	39	470	(9)	(2)	(3)
Death benefits	—	—	—	—	—
Net loan activity	(19)	(17)	(20)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(38,562)	(149,883)	(115,175)	(108,125)	(109,809)
Net increase (decrease) in net assets	230,508	(77,036)	100,041	(48,013)	(85,959)
Net Assets:
Beginning of year	939,160	479,224	608,274	232,380	93,914
End of year	$1,169,668	$402,188	$708,315	$184,367	$7,955

The accompanying notes are an integral part of these financial statements.

	JPMorgan Core Bond Fund Sub-Account	JPMorgan Small Cap Equity Fund Sub-Account	JPMorgan Small Cap Growth Fund Sub-Account	JPMorgan Small Cap Value Fund Sub-Account	JPMorgan U.S. Equity Fund Sub-Account
Operations:
Net investment income (loss)	$100,201	$(351)	$(8,489)	$2,120	$11
Net realized gain (loss) on security transactions	7,897	172	14,285	(5,329)	57,562
Net realized gain on distributions	23,534	2,652	49,260	21,098	67,277
Net unrealized appreciation (depreciation) of investments during the year	172,681	9,635	165,432	45,520	171,847
Net increase (decrease) in net assets resulting from operations	304,313	12,108	220,488	63,409	296,697
Unit transactions:
Purchases	648,354	5,009	84,260	52,246	190,848
Net transfers	1,603,615	—	(36,236)	(3,448)	(42,591)
Surrenders for benefit payments and fees	(784,169)	(952)	(60,885)	(54,982)	(892,087)
Other transactions	54	(10)	(4)	(14)	(19)
Death benefits	—	—	—	—	—
Net loan activity	(27)	—	(23)	(21)	(62)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,467,827	4,047	(12,888)	(6,219)	(743,911)
Net increase (decrease) in net assets	1,772,140	16,155	207,600	57,190	(447,214)
Net Assets:
Beginning of year	3,362,947	43,876	621,139	345,038	1,245,220
End of year	$5,135,087	$60,031	$828,739	$402,228	$798,006

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	JPMorgan SmartRetirement 2020 Fund Sub-Account	JPMorgan SmartRetirement 2025 Fund Sub-Account	JPMorgan SmartRetirement 2030 Fund Sub-Account	JPMorgan SmartRetirement 2035 Fund Sub-Account	JPMorgan SmartRetirement 2040 Fund Sub-Account
Operations:
Net investment income (loss)	$112,362	$127,290	$122,122	$59,694	$56,398
Net realized gain (loss) on security transactions	69,270	112,757	163,404	102,219	221,475
Net realized gain on distributions	622,077	825,216	1,004,300	402,545	479,803
Net unrealized appreciation (depreciation) of investments during the year	81,734	278,207	253,939	498,038	543,764
Net increase (decrease) in net assets resulting from operations	885,443	1,343,470	1,543,765	1,062,496	1,301,440
Unit transactions:
Purchases	683,525	1,418,416	1,292,319	960,362	1,226,082
Net transfers	(178,278)	(185,363)	183,044	(200,916)	(78,529)
Surrenders for benefit payments and fees	(2,371,475)	(1,681,878)	(3,290,959)	(1,516,842)	(3,322,574)
Other transactions	(2)	61	367	2	104
Death benefits	—	—	—	—	—
Net loan activity	(267)	(396)	(663)	(711)	(395)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,866,497)	(449,160)	(1,815,892)	(758,105)	(2,175,312)
Net increase (decrease) in net assets	(981,054)	894,310	(272,127)	304,391	(873,872)
Net Assets:
Beginning of year	6,550,260	7,819,330	8,296,328	5,202,071	6,420,938
End of year	$5,569,206	$8,713,640	$8,024,201	$5,506,462	$5,547,066

(3)  Effective June 10, 2019 Keeley Small Cap Value Fund merged with Keeley Small Cap Dividend Value Fund

The accompanying notes are an integral part of these financial statements.

	JPMorgan SmartRetirement 2045 Fund Sub-Account	JPMorgan SmartRetirement 2050 Fund Sub-Account	JPMorgan SmartRetirement Income Fund Sub-Account	JP Morgan Smart Retirement 2055 Fund Sub-Account	Keeley Small Cap Value Fund Sub-Account (3)
Operations:
Net investment income (loss)	$34,430	$29,847	$44,771	$14,936	$3,193
Net realized gain (loss) on security transactions	112,411	50,228	22,153	42,070	(341,585)
Net realized gain on distributions	319,516	248,108	219,787	98,042	200,618
Net unrealized appreciation (depreciation) of investments during the year	411,454	353,983	23,547	178,643	283,811
Net increase (decrease) in net assets resulting from operations	877,811	682,166	310,258	333,691	146,037
Unit transactions:
Purchases	884,113	804,461	286,061	763,845	11,694
Net transfers	201,978	74,601	105,218	27,584	(1,096,906)
Surrenders for benefit payments and fees	(1,423,968)	(1,034,384)	(1,169,432)	(601,368)	(37,046)
Other transactions	164	153	16	(16)	16
Death benefits	—	—	—	—	—
Net loan activity	(733)	(379)	(275)	(451)	(3)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(338,446)	(155,548)	(778,412)	189,594	(1,122,245)
Net increase (decrease) in net assets	539,365	526,618	(468,154)	523,285	(976,208)
Net Assets:
Beginning of year	3,689,674	2,907,745	2,509,469	1,311,024	976,208
End of year	$4,229,039	$3,434,363	$2,041,315	$1,834,309	$—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Loomis Sayles Bond Fund Sub-Account	LKCM Aquinas Catholic Equity Fund Sub-Account	Lord Abbett Affiliated Fund Sub-Account	Lord Abbett Fundamental Equity Fund Sub-Account	Lord Abbett Bond Debenture Fund Sub-Account
Operations:
Net investment income (loss)	$115,316	$(746)	$5,362	$22,228	$80,242
Net realized gain (loss) on security transactions	(20,289)	(5)	(355)	(70,773)	998
Net realized gain on distributions	4,971	15,086	9,404	219,003	—
Net unrealized appreciation (depreciation) of investments during the year	277,402	19,482	75,945	371,326	195,537
Net increase (decrease) in net assets resulting from operations	377,400	33,817	90,356	541,784	276,777
Unit transactions:
Purchases	466,624	23,200	45,864	165,534	152,001
Net transfers	(161,620)	—	(16,898)	(51,282)	25,182
Surrenders for benefit payments and fees	(427,854)	—	(51,149)	(911,828)	(295,743)
Other transactions	(3)	(6)	(8)	(7)	759
Death benefits	—	—	—	—	—
Net loan activity	(31)	—	(19)	(53)	(10)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(122,884)	23,194	(22,210)	(797,636)	(117,811)
Net increase (decrease) in net assets	254,516	57,011	68,146	(255,852)	158,966
Net Assets:
Beginning of year	3,594,216	103,065	389,002	2,740,664	2,222,576
End of year	$3,848,732	$160,076	$457,148	$2,484,812	$2,381,542

The accompanying notes are an integral part of these financial statements.

	Lord Abbett Growth Opportunities Fund Sub-Account	Lord Abbett Calibrated Dividend Growth Fund Sub-Account	Lord Abbett Total Return Fund Sub-Account	Lord Abbett Developing Growth Fund Sub-Account	Lord Abbett International Equity Inv Opt Sub-Account
Operations:
Net investment income (loss)	$(1,693)	$1,033	$161,097	$(10,220)	$3,807
Net realized gain (loss) on security transactions	9,358	3,682	(10,015)	17,336	(222)
Net realized gain on distributions	7,890	9,110	—	181,212	—
Net unrealized appreciation (depreciation) of investments during the year	38,317	33,170	304,275	59,605	61,512
Net increase (decrease) in net assets resulting from operations	53,872	46,995	455,357	247,933	65,097
Unit transactions:
Purchases	15,773	31,151	630,784	103,751	41,651
Net transfers	(71,584)	9,245	376,561	(98,887)	(100)
Surrenders for benefit payments and fees	(35,825)	(46,621)	(887,683)	(126,704)	(14,979)
Other transactions	(10)	32	1,044	19	(5)
Death benefits	—	—	—	—	—
Net loan activity	—	(46)	(86)	(23)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(91,646)	(6,239)	120,620	(121,844)	26,567
Net increase (decrease) in net assets	(37,774)	40,756	575,977	126,089	91,664
Net Assets:
Beginning of year	186,817	181,402	5,551,684	841,277	297,870
End of year	$149,043	$222,158	$6,127,661	$967,366	$389,534

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Lord Abbett Value Opportunities Fund Sub-Account	Clearbridge Value Trust Sub-Account	BMO Mid-Cap Value Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2010 Fund Sub-Account (4)	MFS® Emerging Markets Debt Fund Sub-Account
Operations:
Net investment income (loss)	$(10,963)	$(512)	$4,691	$1,472	$10,297
Net realized gain (loss) on security transactions	(83,954)	6,061	(22,907)	(2,685)	(1,455)
Net realized gain on distributions	320,764	—	38	2,157	—
Net unrealized appreciation (depreciation) of investments during the year	427,669	49,676	121,591	561	25,219
Net increase (decrease) in net assets resulting from operations	653,516	55,225	103,413	1,505	34,061
Unit transactions:
Purchases	284,759	8,245	14,817	951	34,663
Net transfers	(265,631)	(203)	(21,285)	(55,704)	(21,321)
Surrenders for benefit payments and fees	(872,949)	(40,357)	(142,819)	—	(87,513)
Other transactions	74	(10)	(8)	(1)	67
Death benefits	—	—	—	—	—
Net loan activity	(76)	(3)	(15)	—	(9)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(853,823)	(32,328)	(149,310)	(54,754)	(74,113)
Net increase (decrease) in net assets	(200,307)	22,897	(45,897)	(53,249)	(40,052)
Net Assets:
Beginning of year	3,301,217	219,780	577,967	53,249	288,446
End of year	$3,100,910	$242,677	$532,070	$—	$248,394

(4)  Effective January 25, 2019 MassMutual RetireSMARTSM by JPMorgan 2010 Fund merged with MassMutual RetireSMARTSM by JPMorgan In Retirement Fund

The accompanying notes are an integral part of these financial statements.

	Massachusetts Investors Growth Stock Fund Sub-Account	MFS High Income Fund Sub-Account	MFS International New Discovery Fund Sub-Account	MFS Mid Cap Growth Fund Sub-Account	MFS New Discovery Fund Sub-Account
Operations:
Net investment income (loss)	$3,316	$37,386	$1,876	$(5,191)	$(787)
Net realized gain (loss) on security transactions	61,266	(2,562)	8,382	36,087	54,904
Net realized gain on distributions	265,971	—	5,372	6,174	298,513
Net unrealized appreciation (depreciation) of investments during the year	795,839	80,843	53,023	167,816	795,295
Net increase (decrease) in net assets resulting from operations	1,126,392	115,667	68,653	204,886	1,147,925
Unit transactions:
Purchases	35,536	59,255	24,904	16,612	319,749
Net transfers	305,848	(11,881)	(3,395)	(3,326)	262,760
Surrenders for benefit payments and fees	(190,604)	(58,317)	(58,728)	(73,694)	(309,972)
Other transactions	(34)	232	(73)	(9)	(336)
Death benefits	—	—	—	—	—
Net loan activity	(18)	(36)	(9)	(12)	(3)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	150,728	(10,747)	(37,301)	(60,429)	272,198
Net increase (decrease) in net assets	1,277,120	104,920	31,352	144,457	1,420,123
Net Assets:
Beginning of year	2,827,211	855,051	336,334	575,592	2,622,141
End of year	$4,104,331	$959,971	$367,686	$720,049	$4,042,264

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	MFS Research International Fund Sub-Account	MFS Total Return Fund Sub-Account	MFS Utilities Fund Sub-Account	MFS Value Fund Sub-Account	MFS Total Return Bond Fund Sub-Account
Operations:
Net investment income (loss)	$18,549	$35,275	$82,255	$140,530	$59,662
Net realized gain (loss) on security transactions	133,952	115,969	64,019	748,391	35,091
Net realized gain on distributions	—	28,007	190,544	108,243	—
Net unrealized appreciation (depreciation) of investments during the year	551,659	278,904	563,237	1,437,420	128,288
Net increase (decrease) in net assets resulting from operations	704,160	458,155	900,055	2,434,584	223,041
Unit transactions:
Purchases	397,642	312,009	260,139	972,874	355,292
Net transfers	(282,575)	(447)	2,319	(614,474)	264,229
Surrenders for benefit payments and fees	(1,425,646)	(1,491,345)	(464,346)	(3,494,316)	(1,377,972)
Other transactions	(96)	152	(56)	136	226
Death benefits	—	—	—	—	—
Net loan activity	(96)	(59)	(98)	(302)	(214)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,310,771)	(1,179,690)	(202,042)	(3,136,082)	(758,439)
Net increase (decrease) in net assets	(606,611)	(721,535)	698,013	(701,498)	(535,398)
Net Assets:
Beginning of year	3,040,435	2,851,501	3,808,393	9,481,713	2,457,938
End of year	$2,433,824	$2,129,966	$4,506,406	$8,780,215	$1,922,540

The accompanying notes are an integral part of these financial statements.

	MFS Massachusetts Investors Trust Sub-Account	MFS International Growth Fund Sub-Account	MFS Core Equity Fund Sub-Account	MFS Government Securities Fund Sub-Account	MFS International Value Fund Sub-Account
Operations:
Net investment income (loss)	$1,651	$112	$1,600	$82,296	$102,948
Net realized gain (loss) on security transactions	62,798	3,524	24,704	(8,356)	349,155
Net realized gain on distributions	63,716	970	37,884	—	410,375
Net unrealized appreciation (depreciation) of investments during the year	151,425	34,008	631,265	201,447	2,089,845
Net increase (decrease) in net assets resulting from operations	279,590	38,614	695,453	275,387	2,952,323
Unit transactions:
Purchases	121,548	32,694	16,325	863,478	1,045,960
Net transfers	(181,715)	37,423	1,544	453,465	(675,311)
Surrenders for benefit payments and fees	(216,159)	(15,983)	(205,887)	(2,404,787)	(1,575,127)
Other transactions	(14)	(899)	(11)	393	228
Death benefits	—	—	—	—	—
Net loan activity	(22)	(16)	(5)	(487)	(117)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(276,362)	53,219	(188,034)	(1,087,938)	(1,204,367)
Net increase (decrease) in net assets	3,228	91,833	507,419	(812,551)	1,747,956
Net Assets:
Beginning of year	927,630	117,187	2,247,711	4,662,855	12,078,654
End of year	$930,858	$209,020	$2,755,130	$3,850,304	$13,826,610

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	MFS Technology Fund Sub-Account	MFS Core Equity Series Sub-Account	MFS Utilities Series Sub-Account	MFS Growth Fund Sub-Account	MFS High Yield Portfolio Sub-Account
Operations:
Net investment income (loss)	$(1,242)	$(66)	$7,397	$(2,620)	$7,405
Net realized gain (loss) on security transactions	1,877	2,054	9,363	26,272	(1,643)
Net realized gain on distributions	3,762	518	667	4,959	—
Net unrealized appreciation (depreciation) of investments during the year	40,357	2,267	33,267	55,456	14,395
Net increase (decrease) in net assets resulting from operations	44,754	4,773	50,694	84,067	20,157
Unit transactions:
Purchases	5,339	540	540	31,627	1,869
Net transfers	(7,613)	(8,519)	(16,707)	(71,022)	101,998
Surrenders for benefit payments and fees	(1,044)	—	(16,918)	(16,791)	(22,260)
Other transactions	(7)	(2)	(8)	8	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(19)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(3,325)	(7,981)	(33,093)	(56,197)	81,606
Net increase (decrease) in net assets	41,429	(3,208)	17,601	27,870	101,763
Net Assets:
Beginning of year	131,387	16,285	221,056	245,012	143,020
End of year	$172,816	$13,077	$238,657	$272,882	$244,783
The accompanying notes are an integral part of these financial statements.

	BlackRock Global Allocation Fund, Inc. Sub-Account	BlackRock Advantage Large Cap Core Fund Sub-Account	BlackRock Advantage U.S. Total Market Fund Sub-Account	BlackRock Mid Cap Dividend Fund Sub-Account	BlackRock International Dividend Fund Sub-Account
Operations:
Net investment income (loss)	$28,363	$390	$(360)	$7,932	$4,781
Net realized gain (loss) on security transactions	(95,015)	556	2,457	(23,869)	(60,354)
Net realized gain on distributions	290,419	1,815	417	39,634	942
Net unrealized appreciation (depreciation) of investments during the year	894,234	14,059	12,184	317,965	128,301
Net increase (decrease) in net assets resulting from operations	1,118,001	16,820	14,698	341,662	73,670
Unit transactions:
Purchases	805,075	2,273	3,895	151,625	63,139
Net transfers	(149,647)	—	(60,000)	(17,122)	(303,866)
Surrenders for benefit payments and fees	(2,886,918)	(6,915)	(5)	(168,625)	(22,721)
Other transactions	128	(4)	—	30	56
Death benefits	—	—	—	—	—
Net loan activity	(269)	(2)	—	(59)	(27)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(2,231,631)	(4,648)	(56,110)	(34,151)	(263,419)
Net increase (decrease) in net assets	(1,113,630)	12,172	(41,412)	307,511	(189,749)
Net Assets:
Beginning of year	7,662,627	62,790	77,953	1,217,546	578,399
End of year	$6,548,997	$74,962	$36,541	$1,525,057	$388,650

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	BlackRock Mid Cap Growth Equity Portfolio Sub-Account	Victory Munder Mid-Cap Core Growth Fund Sub-Account	Neuberger Berman Sustainable Equity Fund Sub-Account	Nuveen NWQ International Value Fund Sub-Account	The Oakmark International Small Cap Fund Sub-Account
Operations:
Net investment income (loss)	$(4,057)	$(9,701)	$(1,849)	$1,722	$(521)
Net realized gain (loss) on security transactions	6,935	(144,551)	2,178	20	(5,705)
Net realized gain on distributions	1,954	1,309,560	135,339	—	—
Net unrealized appreciation (depreciation) of investments during the year	89,747	(409,437)	221,742	10,218	114,337
Net increase (decrease) in net assets resulting from operations	94,579	745,871	357,410	11,960	108,111
Unit transactions:
Purchases	49,624	107,308	158,743	8,433	—
Net transfers	63,816	(96,995)	5,785	5,170	(3,408)
Surrenders for benefit payments and fees	(22,642)	(494,321)	(237,777)	(1,162)	(42,654)
Other transactions	4	(111)	86	(3)	(14)
Death benefits	—	—	—	—	—
Net loan activity	(35)	(122)	(27)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	90,767	(484,241)	(73,190)	12,438	(46,076)
Net increase (decrease) in net assets	185,346	261,630	284,220	24,398	62,035
Net Assets:
Beginning of year	249,725	3,005,279	1,478,564	61,730	360,264
End of year	$435,071	$3,266,909	$1,762,784	$86,128	$422,299

(5)  Formerly Oppenheimer Capital Appreciation Fund. Change effective May 24, 2019

(6)  Formerly Oppenheimer Global Fund. Change effective May 24, 2019

(7)  Formerly Oppenheimer Global Opportunities Fund. Change effective May 24, 2019

(8)  Formerly Oppenheimer International Growth Fund. Change effective May 24, 2019

The accompanying notes are an integral part of these financial statements.

	The Oakmark Equity and Income Fund Sub-Account	Invesco Oppenheimer Capital Appreciation Fund Sub-Account (5)	Invesco Oppenheimer Global Fund Sub-Account (6)	Invesco Oppenheimer Global Opportunities Fund Sub-Account (7)	Invesco Oppenheimer International Growth Fund Sub-Account (8)
Operations:
Net investment income (loss)	$165,842	$(4,994)	$8,033	$(3,515)	$27,424
Net realized gain (loss) on security transactions	16,666	11,960	65,357	19,073	53,997
Net realized gain on distributions	698,821	193,950	45,096	25,545	—
Net unrealized appreciation (depreciation) of investments during the year	908,941	70,127	1,221,133	76,351	888,673
Net increase (decrease) in net assets resulting from operations	1,790,270	271,043	1,339,619	117,454	970,094
Unit transactions:
Purchases	14,723	33,966	296,220	52,891	310,027
Net transfers	(137,024)	(34,161)	(179,034)	355,552	(165,627)
Surrenders for benefit payments and fees	(978,953)	(23,166)	(346,790)	(409,040)	(703,511)
Other transactions	(3)	(6)	143	717	(264)
Death benefits	—	—	—	—	—
Net loan activity	(58)	(38)	(66)	—	(151)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,101,315)	(23,405)	(229,527)	120	(559,526)
Net increase (decrease) in net assets	688,955	247,638	1,110,092	117,574	410,568
Net Assets:
Beginning of year	9,684,498	772,314	4,392,311	324,177	3,661,213
End of year	$10,373,453	$1,019,952	$5,502,403	$441,751	$4,071,781

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Invesco Oppenheimer Main Street Fund Sub-Account (9)	Invesco Oppenheimer Global Strategic Income Fund Sub-Account (10)	Invesco Oppenheimer Main Street Mid Cap Fund Sub-Account (11)	Invesco Oppenheimer Developing Markets Fund Sub-Account (12)	Invesco Oppenheimer Capital Income Fund Sub-Account (13)
Operations:
Net investment income (loss)	$(201)	$24,187	$(15,579)	$(6,192)	$6
Net realized gain (loss) on security transactions	136	(4,084)	(19,784)	152,295	7
Net realized gain on distributions	36,000	—	134,662	87,400	—
Net unrealized appreciation (depreciation) of investments during the year	133,225	38,302	626,948	755,616	42
Net increase (decrease) in net assets resulting from operations	169,160	58,405	726,247	989,119	55
Unit transactions:
Purchases	52,281	80,118	206,682	314,545	125
Net transfers	(10,233)	13,013	(40,102)	(58,115)	—
Surrenders for benefit payments and fees	(406,317)	(79,705)	(445,470)	(1,156,779)	(872)
Other transactions	(7)	121	17	(31)	6
Death benefits	—	—	—	—	—
Net loan activity	(50)	—	(31)	(100)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(364,326)	13,547	(278,904)	(900,480)	(741)
Net increase (decrease) in net assets	(195,166)	71,952	447,343	88,639	(686)
Net Assets:
Beginning of year	590,875	601,206	2,400,938	4,625,783	686
End of year	$395,709	$673,158	$2,848,281	$4,714,422	$—

(9)  Formerly Oppenheimer Main Street Fund. Change effective May 24, 2019

(10)  Formerly Oppenheimer Global Strategic Income Fund. Change effective May 24, 2019

(11)  Formerly Oppenheimer Main Street Mid Cap Fund. Change effective May 24, 2019

(12)  Formerly Oppenheimer Developing Markets Fund. Change effective May 24, 2019

(13)  Formerly Oppenheimer Capital Income Fund. Change effective May 24, 2019

(14)  Formerly Oppenheimer International Bond Fund. Change effective May 24, 2019

(15)  Formerly Oppenheimer Mid Cap Value Fund. Change effective May 24, 2019

(16)  Formerly Oppenheimer Oppenheimer Main Street All Cap Fund®. Change effective May 24, 2019

(17)  Formerly Oppenheimer Gold & Special Minerals Fund. Change effective May 24, 2019

(18)  Formerly Oppenheimer Real Estate Fund. Change effective May 24, 2019

The accompanying notes are an integral part of these financial statements.

	Invesco Oppenheimer International Bond Fund Sub-Account (14)	Invesco Oppenheimer Mid Cap Value Fund Sub-Account (15)	Invesco Oppenheimer Main Street All Cap Fund® Sub-Account (16)	Invesco Oppenheimer Gold & Special Minerals Fund Sub-Account (17)	Invesco Oppenheimer Real Estate Fund Sub-Account (18)
Operations:
Net investment income (loss)	$148,871	$(1,306)	$(2,383)	$(8,569)	$16,944
Net realized gain (loss) on security transactions	(44,847)	6,470	5,886	(2,385)	52,567
Net realized gain on distributions	—	49,854	4,250	—	28,215
Net unrealized appreciation (depreciation) of investments during the year	188,477	38,534	297,491	644,876	215,705
Net increase (decrease) in net assets resulting from operations	292,501	93,552	305,244	633,922	313,431
Unit transactions:
Purchases	311,430	44,757	107,357	171,141	160,688
Net transfers	12,666	(32,739)	(11,619)	(104,250)	281,854
Surrenders for benefit payments and fees	(536,993)	(50,667)	(120,209)	(298,364)	(1,056,613)
Other transactions	535	3	(3)	(24)	11
Death benefits	—	—	—	—	—
Net loan activity	(143)	(4)	(56)	(190)	(61)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(212,505)	(38,650)	(24,530)	(231,687)	(614,121)
Net increase (decrease) in net assets	79,996	54,902	280,714	402,235	(300,690)
Net Assets:
Beginning of year	3,470,894	370,983	982,150	1,493,119	1,299,414
End of year	$3,550,890	$425,885	$1,262,864	$1,895,354	$998,724

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Invesco Oppenheimer Equity Income Fund Sub-Account (19)	Invesco Oppenheimer International Diversified Fund Sub-Account (20)	Invesco Oppenheimer Rising Dividends Fund Sub-Account (21)	Putnam Global Equity Fund Sub-Account	Putnam VT High Yield Fund Sub-Account
Operations:
Net investment income (loss)	$88	$127	$(24)	$(477)	$18,731
Net realized gain (loss) on security transactions	(7)	4,959	1	85	(659)
Net realized gain on distributions	373	2,155	367	5,577	—
Net unrealized appreciation (depreciation) of investments during the year	882	25,656	2,003	9,995	30,061
Net increase (decrease) in net assets resulting from operations	1,336	32,897	2,347	15,180	48,133
Unit transactions:
Purchases	1,540	46,911	2,487	903	879
Net transfers	—	34,047	—	—	50,000
Surrenders for benefit payments and fees	(329)	(53,959)	(3)	—	(5,415)
Other transactions	(4)	(1)	(4)	(2)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	(44)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,207	26,954	2,480	901	45,463
Net increase (decrease) in net assets	2,543	59,851	4,827	16,081	93,596
Net Assets:
Beginning of year	5,516	123,080	7,445	58,682	342,155
End of year	$8,059	$182,931	$12,272	$74,763	$435,751

(19)  Formerly Oppenheimer Equity Income Fund. Change effective May 24, 2019

(20)  Formerly Oppenheimer International Diversified Fund. Change effective May 24, 2019

(21)  Formerly Oppenheimer Rising Dividends Fund. Change effective May 24, 2019

The accompanying notes are an integral part of these financial statements.

	Putnam VT International Growth Fund Sub-Account	Putnam VT Sustainable Leaders Fund Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	Pioneer Disciplined Value Fund Sub-Account	Pioneer Equity Income Fund Sub-Account
Operations:
Net investment income (loss)	$(1,053)	$(728)	$(32)	$576	$278
Net realized gain (loss) on security transactions	(1,197)	27,212	(9,016)	(1,804)	(1,232)
Net realized gain on distributions	17,733	61,622	22,733	—	1,037
Net unrealized appreciation (depreciation) of investments during the year	16,866	25,291	29,460	35,309	11,188
Net increase (decrease) in net assets resulting from operations	32,349	113,397	43,145	34,081	11,271
Unit transactions:
Purchases	4,344	2,143	6,199	19,661	3,653
Net transfers	(12,881)	(22,892)	(12,408)	(8,002)	—
Surrenders for benefit payments and fees	(226)	(134,956)	(214)	(4,061)	(28,395)
Other transactions	(2)	60	—	(6)	(2)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(2)	—
Net annuity transactions	—	—	(13,053)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(8,765)	(155,645)	(19,476)	7,590	(24,744)
Net increase (decrease) in net assets	23,584	(42,248)	23,669	41,671	(13,473)
Net Assets:
Beginning of year	135,981	372,201	189,617	116,390	60,701
End of year	$159,565	$329,953	$213,286	$158,061	$47,228

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Pioneer Fundamental Growth Fund Sub-Account	AllianzGI NFJ International Value Fund Sub-Account	AllianzGI NFJ Small-Cap Value Fund Sub-Account	AllianzGI NFJ Dividend Value Fund Sub-Account	AMG Managers Cadence Mid Cap Fund Sub-Account
Operations:
Net investment income (loss)	$(628)	$194	$(2,867)	$40,989	$(240)
Net realized gain (loss) on security transactions	80	(47)	(100,546)	(430,270)	(336)
Net realized gain on distributions	4,783	—	88,062	391,553	1,229
Net unrealized appreciation (depreciation) of investments during the year	14,003	1,841	229,667	923,914	7,977
Net increase (decrease) in net assets resulting from operations	18,238	1,988	214,316	926,186	8,630
Unit transactions:
Purchases	29,437	2,411	70,193	507,808	4,119
Net transfers	—	187	(25,478)	(1,275,328)	(7,488)
Surrenders for benefit payments and fees	(18)	(308)	(167,432)	(1,253,972)	(3,813)
Other transactions	(8)	(4)	36	(768)	(3)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(5)	(183)	(3)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	29,411	2,286	(122,686)	(2,022,443)	(7,188)
Net increase (decrease) in net assets	47,649	4,274	91,630	(1,096,257)	1,442
Net Assets:
Beginning of year	46,759	8,862	977,079	4,690,010	36,733
End of year	$94,408	$13,136	$1,068,709	$3,593,753	$38,175

The accompanying notes are an integral part of these financial statements.

	PIMCO Emerging Markets Bond Fund Sub-Account	Pioneer Fund Sub-Account	Pioneer High Yield Fund Sub-Account	Pioneer Strategic Income Fund Sub-Account	Pioneer Mid Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$15,852	$(1,707)	$46,090	$123,615	$(747)
Net realized gain (loss) on security transactions	(2,125)	(32,973)	(2,478)	(1,566)	(9,672)
Net realized gain on distributions	—	66,138	—	—	3,238
Net unrealized appreciation (depreciation) of investments during the year	45,012	170,479	86,985	329,440	226,983
Net increase (decrease) in net assets resulting from operations	58,739	201,937	130,597	451,489	219,802
Unit transactions:
Purchases	33,009	124,768	74,479	741,569	88,955
Net transfers	(5,234)	(50,250)	(33,115)	261,589	(18,481)
Surrenders for benefit payments and fees	(85,226)	(255,263)	(181,876)	(1,814,691)	(128,028)
Other transactions	117	34	257	839	56
Death benefits	—	—	—	—	—
Net loan activity	—	(39)	(25)	(259)	(55)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(57,334)	(180,750)	(140,282)	(810,953)	(57,553)
Net increase (decrease) in net assets	1,405	21,187	(9,685)	(359,464)	162,249
Net Assets:
Beginning of year	461,465	740,591	1,029,488	5,024,189	832,030
End of year	$462,870	$761,778	$1,019,805	$4,664,725	$994,279

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Pioneer Select Mid Cap Growth Fund Sub-Account	PIMCO Total Return ESG Fund Sub-Account	Putnam Equity Income Fund Sub-Account	Putnam High Yield Fund Sub-Account	Putnam International Equity Fund Sub-Account
Operations:
Net investment income (loss)	$(7,457)	$3,821	$6,198	$52,726	$4,064
Net realized gain (loss) on security transactions	72,357	45	26,826	(6,457)	3,418
Net realized gain on distributions	12,197	—	20,437	—	—
Net unrealized appreciation (depreciation) of investments during the year	131,425	7,809	163,554	102,439	64,092
Net increase (decrease) in net assets resulting from operations	208,522	11,675	217,015	148,708	71,574
Unit transactions:
Purchases	65,584	18,704	108,090	141,221	—
Net transfers	267	(9,175)	31,221	27,303	(19)
Surrenders for benefit payments and fees	(6,187)	(1,223)	(284,049)	(464,829)	(35,279)
Other transactions	(8)	20	(139)	(9)	(11)
Death benefits	—	—	—	—	—
Net loan activity	(2)	—	(17)	(77)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	59,654	8,326	(144,894)	(296,391)	(35,309)
Net increase (decrease) in net assets	268,176	20,001	72,121	(147,683)	36,265
Net Assets:
Beginning of year	638,121	149,112	788,010	1,161,571	298,391
End of year	$906,297	$169,113	$860,131	$1,013,888	$334,656

The accompanying notes are an integral part of these financial statements.

	Putnam Sustainable Leaders Fund Sub-Account	Putnam International Capital Opportunities Fund Sub-Account	Putnam Small Cap Growth Fund Sub-Account	Royce Total Return Fund Sub-Account	Royce Smaller-Companies Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(4)	$(1,781)	$(809)	$(74)	$(1,961)
Net realized gain (loss) on security transactions	2	(356)	13,925	(17,833)	(68,214)
Net realized gain on distributions	68	3,157	2,450	59,287	15,512
Net unrealized appreciation (depreciation) of investments during the year	210	45,990	22,970	104,252	166,442
Net increase (decrease) in net assets resulting from operations	276	47,010	38,536	145,632	111,779
Unit transactions:
Purchases	—	19,925	20,654	102,254	14,012
Net transfers	—	(1,757)	503	(14,892)	(12,803)
Surrenders for benefit payments and fees	(1)	(9,888)	(34,376)	(100,175)	(176,327)
Other transactions	(5)	(4)	(9)	(8)	(3)
Death benefits	—	—	—	—	—
Net loan activity	—	(21)	—	(27)	(21)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(6)	8,255	(13,228)	(12,848)	(175,142)
Net increase (decrease) in net assets	270	55,265	25,308	132,784	(63,363)
Net Assets:
Beginning of year	774	185,318	105,809	661,717	527,307
End of year	$1,044	$240,583	$131,117	$794,501	$463,944

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Royce Small-Cap Value Fund Sub-Account	Columbia Large Cap Value Fund Sub-Account	Columbia Small/Mid Cap Value Fund Sub-Account	RidgeWorth Ceredex Small Cap Value Equity Fund Sub-Account	RidgeWorth Ceredex Mid-Cap Value Equity Fund Sub-Account
Operations:
Net investment income (loss)	$(929)	$1,412	$(399)	$3,333	$195
Net realized gain (loss) on security transactions	(1,086)	471	(3,499)	(116,617)	(15,986)
Net realized gain on distributions	6,523	5,497	8,451	32,817	60,962
Net unrealized appreciation (depreciation) of investments during the year	28,996	24,728	51,779	231,981	276,986
Net increase (decrease) in net assets resulting from operations	33,504	32,108	56,332	151,514	322,157
Unit transactions:
Purchases	36,729	6,608	22,106	88,832	119,181
Net transfers	19,266	(546)	468	(18,188)	(48,995)
Surrenders for benefit payments and fees	(9,831)	(17,532)	(75,896)	(462,062)	(119,154)
Other transactions	3	(6)	6	27	(33)
Death benefits	—	—	—	—	—
Net loan activity	(6)	(5)	(1)	(20)	(68)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	46,161	(11,481)	(53,317)	(391,411)	(49,069)
Net increase (decrease) in net assets	79,665	20,627	3,015	(239,897)	273,088
Net Assets:
Beginning of year	180,605	114,907	260,623	1,004,391	1,054,317
End of year	$260,270	$135,534	$263,638	$764,494	$1,327,405

The accompanying notes are an integral part of these financial statements.

	RidgeWorth Seix Total Return Bond Fund Sub-Account	RidgeWorth Ceredex Large Cap Value Equity Fund Sub-Account	DWS Real Estate Securities Fund Sub-Account	DWS Equity Dividend Fund Sub-Account	DWS Capital Growth Fund Sub-Account
Operations:
Net investment income (loss)	$1,451	$(185)	$150	$2,186	$(105)
Net realized gain (loss) on security transactions	(13)	(8,547)	13	1,482	3
Net realized gain on distributions	—	1,606	1,130	11,015	653
Net unrealized appreciation (depreciation) of investments during the year	6,907	32,187	3,127	32,037	1,878
Net increase (decrease) in net assets resulting from operations	8,345	25,061	4,420	46,720	2,429
Unit transactions:
Purchases	12,116	13,019	—	11,745	5,063
Net transfers	—	(2,629)	—	—	278
Surrenders for benefit payments and fees	(4,359)	(120,853)	—	(13,835)	(28)
Other transactions	11	(3)	(2)	(8)	(4)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	7,768	(110,466)	(2)	(2,098)	5,309
Net increase (decrease) in net assets	16,113	(85,405)	4,418	44,622	7,738
Net Assets:
Beginning of year	134,687	115,606	15,769	166,487	5,726
End of year	$150,800	$30,201	$20,187	$211,109	$13,464

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	DWS Enhanced Emerging Markets Fixed Income Sub-Account	SSgA S&P 500 Index Fund Sub-Account	DWS Core Equity VIP Sub-Account	DWS Global Growth Fund Sub-Account	Select Overseas Fund Sub-Account
Operations:
Net investment income (loss)	$599	$25,694	$511	$107	$3,703
Net realized gain (loss) on security transactions	(123)	36,122	(4,636)	4,025	6,468
Net realized gain on distributions	—	103,898	7,781	—	4,975
Net unrealized appreciation (depreciation) of investments during the year	2,182	379,299	8,071	30,917	36,262
Net increase (decrease) in net assets resulting from operations	2,658	545,013	11,727	35,049	51,408
Unit transactions:
Purchases	1,381	173,446	350	6,493	28,872
Net transfers	—	27,995	888	—	276,996
Surrenders for benefit payments and fees	(10,039)	(152,856)	(57,712)	(18,581)	(85,697)
Other transactions	(2)	(91)	(1)	(6)	(3)
Death benefits	—	—	—	—	—
Net loan activity	—	(113)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(8,660)	48,381	(56,475)	(12,094)	220,168
Net increase (decrease) in net assets	(6,002)	593,394	(44,748)	22,955	271,576
Net Assets:
Beginning of year	23,000	1,754,402	62,022	119,208	12,999
End of year	$16,998	$2,347,796	$17,274	$142,163	$284,575

The accompanying notes are an integral part of these financial statements.

	MassMutual Select Total Return Bond Fund Sub-Account	MassMutual Blue Chip Growth Fund Sub-Account	Select T. Rowe Price/ Frontier MC Gr II Fund Sub-Account	Select Western Strategic Bond Fund Sub-Account	ClearBridge Appreciation Fund Sub-Account
Operations:
Net investment income (loss)	$5,778	$(5)	$(1,283)	$7,736	$1,925
Net realized gain (loss) on security transactions	112	1,295	21,079	774	8,816
Net realized gain on distributions	—	25	8,318	5,008	33,478
Net unrealized appreciation (depreciation) of investments during the year	14,246	(629)	22,727	13,498	97,410
Net increase (decrease) in net assets resulting from operations	20,136	686	50,841	27,016	141,629
Unit transactions:
Purchases	31,712	735	25,831	20,783	85,073
Net transfers	27,722	(10,901)	283,842	120,521	(35,420)
Surrenders for benefit payments and fees	(37,587)	(1)	(348,916)	(7,238)	(103,799)
Other transactions	—	(2)	1,090	(1)	(6)
Death benefits	—	—	—	—	—
Net loan activity	(5)	—	(18)	(11)	(2)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	21,842	(10,169)	(38,171)	134,054	(54,154)
Net increase (decrease) in net assets	41,978	(9,483)	12,670	161,070	87,475
Net Assets:
Beginning of year	250,561	9,948	118,161	213,484	507,243
End of year	$292,539	$465	$130,831	$374,554	$594,718

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	ClearBridge Aggressive Growth Fund Sub-Account	ClearBridge All Cap Value Fund Sub-Account	ClearBridge Mid Cap Fund Sub-Account	ClearBridge Small Cap Growth Fund Sub-Account	Thornburg International Value Fund Sub-Account
Operations:
Net investment income (loss)	$(177)	$44	$(1,287)	$(6,078)	$12,691
Net realized gain (loss) on security transactions	25	(908)	16,139	54,706	(57,703)
Net realized gain on distributions	4,329	8	87,228	61,802	162,110
Net unrealized appreciation (depreciation) of investments during the year	2,778	6,767	199,057	76,675	596,949
Net increase (decrease) in net assets resulting from operations	6,955	5,911	301,137	187,105	714,047
Unit transactions:
Purchases	6,158	13	138,070	85,595	256,669
Net transfers	—	(6,816)	3,651	38,519	(62,506)
Surrenders for benefit payments and fees	(263)	(19)	(114,139)	(261,778)	(514,210)
Other transactions	(10)	(2)	(46)	(9)	(103)
Death benefits	—	—	—	—	—
Net loan activity	(12)	—	(29)	(52)	(71)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	5,873	(6,824)	27,507	(137,725)	(320,221)
Net increase (decrease) in net assets	12,828	(913)	328,644	49,380	393,826
Net Assets:
Beginning of year	27,337	30,551	907,012	833,326	2,662,323
End of year	$40,165	$29,638	$1,235,656	$882,706	$3,056,149

The accompanying notes are an integral part of these financial statements.

	Thornburg Value Fund Sub-Account	Thornburg Core Growth Fund Sub-Account	Timothy Plan Large/Mid Cap Value Fund Sub-Account	T. Rowe Price Growth Stock Fund, Inc. Sub-Account	T. Rowe Price Equity Income Fund Sub-Account
Operations:
Net investment income (loss)	$(7,099)	$(6,619)	$(708)	$(54,817)	$15,006
Net realized gain (loss) on security transactions	115,975	91,760	488	396,955	(1,978)
Net realized gain on distributions	—	71,661	18,187	102,269	71,575
Net unrealized appreciation (depreciation) of investments during the year	259,387	30,395	24,366	1,274,302	220,566
Net increase (decrease) in net assets resulting from operations	368,263	187,197	42,333	1,718,709	305,169
Unit transactions:
Purchases	124,344	79,003	32,757	877,108	170,330
Net transfers	(97,672)	(36,667)	(23,250)	(247,895)	45,455
Surrenders for benefit payments and fees	(310,286)	(151,982)	(52,617)	(2,560,792)	(257,047)
Other transactions	(9)	28	(9)	417	9
Death benefits	—	—	—	—	—
Net loan activity	(205)	(114)	—	(250)	(100)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(283,828)	(109,732)	(43,119)	(1,931,412)	(41,353)
Net increase (decrease) in net assets	84,435	77,465	(786)	(212,703)	263,816
Net Assets:
Beginning of year	1,470,025	703,606	178,134	6,155,694	1,224,605
End of year	$1,554,460	$781,071	$177,348	$5,942,991	$1,488,421

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	T. Rowe Price Retirement 2010 Fund Sub-Account	T. Rowe Price Retirement 2020 Fund Sub-Account	T. Rowe Price Retirement 2030 Fund Sub-Account	T. Rowe Price Retirement 2040 Fund Sub-Account	T. Rowe Price Retirement 2050 Fund Sub-Account
Operations:
Net investment income (loss)	$12,528	$115,620	$108,582	$39,055	$10,964
Net realized gain (loss) on security transactions	2,305	129,800	139,115	84,872	85,450
Net realized gain on distributions	24,188	408,025	533,990	377,886	172,101
Net unrealized appreciation (depreciation) of investments during the year	109,160	1,306,634	1,961,271	1,180,336	537,524
Net increase (decrease) in net assets resulting from operations	148,181	1,960,079	2,742,958	1,682,149	806,039
Unit transactions:
Purchases	78,406	967,335	1,615,253	1,295,518	962,009
Net transfers	(8,777)	(215,482)	(26,080)	(131,861)	29,130
Surrenders for benefit payments and fees	(101,536)	(1,327,007)	(1,728,940)	(1,275,102)	(868,090)
Other transactions	(5)	34	(610)	145	249
Death benefits	—	—	—	—	—
Net loan activity	(98)	(233)	(360)	(535)	(380)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(32,010)	(575,353)	(140,737)	(111,835)	122,918
Net increase (decrease) in net assets	116,171	1,384,726	2,602,221	1,570,314	928,957
Net Assets:
Beginning of year	1,006,301	11,061,079	12,947,880	7,264,231	3,320,040
End of year	$1,122,472	$12,445,805	$15,550,101	$8,834,545	$4,248,997

The accompanying notes are an integral part of these financial statements.

	T. Rowe Price Retirement Balanced Fund Sub-Account	UBS Global Allocation Fund Sub-Account	UBS US Allocation Fund Sub-Account	Vanguard Small-Cap Index Fund Sub-Account	Vanguard Mid-Cap Index Fund Sub-Account
Operations:
Net investment income (loss)	$6,293	$189	$(41)	$53,232	$36,703
Net realized gain (loss) on security transactions	(2,135)	2	(155)	127,616	94,610
Net realized gain on distributions	13,219	375	63	—	—
Net unrealized appreciation (depreciation) of investments during the year	91,817	490	1,925	681,204	486,931
Net increase (decrease) in net assets resulting from operations	109,194	1,056	1,792	862,052	618,244
Unit transactions:
Purchases	89,881	4,406	314	2,964	2,636
Net transfers	23,750	—	—	(16,594)	26,589
Surrenders for benefit payments and fees	(118,910)	(6)	(6,976)	(470,962)	(340,472)
Other transactions	71	(1)	(3)	2	9
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(5)	(13)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(5,208)	4,399	(6,665)	(484,595)	(311,251)
Net increase (decrease) in net assets	103,986	5,455	(4,873)	377,457	306,993
Net Assets:
Beginning of year	805,122	4,047	9,757	3,297,845	2,084,480
End of year	$909,108	$9,502	$4,884	$3,675,302	$2,391,473

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Vanguard Total Bond Market Index Fund Sub-Account	Vanguard Total Stock Market Index Fund Sub-Account	Victory Diversified Stock Fund Sub-Account	Victory Special Value Fund Sub-Account	Victory Sycamore Small Company Opportunity Fund Sub-Account
Operations:
Net investment income (loss)	$32,877	$44,330	$(2,518)	$(4,712)	$(4,958)
Net realized gain (loss) on security transactions	(1,001)	118,290	(29,211)	34,112	187,982
Net realized gain on distributions	—	—	28,455	34,600	163,053
Net unrealized appreciation (depreciation) of investments during the year	65,583	458,161	140,198	205,474	616,431
Net increase (decrease) in net assets resulting from operations	97,459	620,781	136,924	269,474	962,508
Unit transactions:
Purchases	4,088	2,537	31,634	92,567	462,449
Net transfers	147,646	(99,608)	(11,118)	(73,418)	(216,362)
Surrenders for benefit payments and fees	(91,779)	(288,220)	(299,102)	(174,308)	(1,678,369)
Other transactions	168	(13)	(12)	1	55
Death benefits	—	—	—	—	—
Net loan activity	(23)	(65)	—	(18)	(191)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	60,100	(385,369)	(278,598)	(155,176)	(1,432,418)
Net increase (decrease) in net assets	157,559	235,412	(141,674)	114,298	(469,910)
Net Assets:
Beginning of year	1,079,328	2,185,872	605,284	1,041,397	4,145,915
End of year	$1,236,887	$2,421,284	$463,610	$1,155,695	$3,676,005
The accompanying notes are an integral part of these financial statements.

	Victory Sycamore Established Value Fund Sub-Account	Invesco Small Cap Discovery Fund Sub-Account	Invesco Comstock Fund Sub-Account	Invesco Equity and Income Fund Sub-Account	Invesco Growth and Income Fund Sub-Account
Operations:
Net investment income (loss)	$104,874	$(11,666)	$91,541	$204,840	$24,500
Net realized gain (loss) on security transactions	167,999	(19,015)	64,111	46,055	(24,277)
Net realized gain on distributions	436,365	280,551	276,075	589,728	153,637
Net unrealized appreciation (depreciation) of investments during the year	1,705,778	142,153	708,840	1,650,873	334,551
Net increase (decrease) in net assets resulting from operations	2,415,016	392,023	1,140,567	2,491,496	488,411
Unit transactions:
Purchases	969,637	161,187	347,387	533,434	185,925
Net transfers	(699,522)	(176,358)	(75,334)	153,802	(27,220)
Surrenders for benefit payments and fees	(1,958,609)	(188,646)	(624,691)	(2,262,932)	(264,813)
Other transactions	(9)	9	10	(236)	(160)
Death benefits	—	—	—	—	—
Net loan activity	(80)	(53)	(304)	(307)	(115)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,688,583)	(203,861)	(352,932)	(1,576,239)	(106,383)
Net increase (decrease) in net assets	726,433	188,162	787,635	915,257	382,028
Net Assets:
Beginning of year	9,013,493	1,461,569	4,706,112	13,233,277	2,047,819
End of year	$9,739,926	$1,649,731	$5,493,747	$14,148,534	$2,429,847

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Invesco Mid Cap Growth Fund Sub-Account	Invesco Quality Income Fund Sub-Account	Invesco Small Cap Value Fund Sub-Account	Invesco American Value Fund Sub-Account	Invesco Value Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$(10,837)	$23	$(7,085)	$(1,097)	$(1,938)
Net realized gain (loss) on security transactions	14,739	(13)	(79,769)	(1,121)	4,533
Net realized gain on distributions	258,444	—	20,399	3,319	10,385
Net unrealized appreciation (depreciation) of investments during the year	88,500	29	294,041	19,207	118,559
Net increase (decrease) in net assets resulting from operations	350,846	39	227,586	20,308	131,539
Unit transactions:
Purchases	115,825	316	107,912	11,864	6,150
Net transfers	(37,361)	—	(204,165)	—	(2,922)
Surrenders for benefit payments and fees	(175,092)	(141)	(94,714)	(6,747)	(55,054)
Other transactions	146	(1)	1,251	(7)	(21)
Death benefits	—	—	—	—	—
Net loan activity	(6)	(9)	(19)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(96,488)	165	(189,735)	5,110	(51,847)
Net increase (decrease) in net assets	254,358	204	37,851	25,418	79,692
Net Assets:
Beginning of year	1,104,522	734	793,819	86,329	462,754
End of year	$1,358,880	$938	$831,670	$111,747	$542,446

The accompanying notes are an integral part of these financial statements.

	Invesco Diversified Dividend Fund Sub-Account	Invesco American Franchise Fund Sub-Account	Invesco Global Core Equity Fund Sub-Account	Vanguard 500 Index Fund Sub-Account	Wells Fargo International Equity Fund Sub-Account
Operations:
Net investment income (loss)	$8,601	$(3,691)	$81	$100,092	$1,346
Net realized gain (loss) on security transactions	3,090	19,415	(977)	300,796	(799)
Net realized gain on distributions	14,237	42,086	—	—	—
Net unrealized appreciation (depreciation) of investments during the year	74,426	153,363	11,959	929,681	10,135
Net increase (decrease) in net assets resulting from operations	100,354	211,173	11,063	1,330,569	10,682
Unit transactions:
Purchases	54,114	17,437	6,222	7,320	4,158
Net transfers	1,347	(42,439)	—	31,983	(3,116)
Surrenders for benefit payments and fees	(20,882)	(198,983)	(14,864)	(883,814)	(23,563)
Other transactions	(6)	(79)	(5)	(1)	(3)
Death benefits	—	—	—	—	—
Net loan activity	(22)	(16)	—	(16)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	34,551	(224,080)	(8,647)	(844,528)	(22,524)
Net increase (decrease) in net assets	134,905	(12,907)	2,416	486,041	(11,842)
Net Assets:
Beginning of year	393,448	669,484	48,668	4,484,724	83,074
End of year	$528,353	$656,577	$51,084	$4,970,765	$71,232

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Wells Fargo Core Bond Fund Sub-Account	Columbia Seligman Communications and Information Fund Sub-Account	Columbia Seligman Global Technology Fund Sub-Account	Columbia Select Small Cap Value Fund Sub-Account	TIAA-CREF Large Cap Value Index Fund Sub-Account
Operations:
Net investment income (loss)	$1,092	$(2,999)	$(2,755)	$(78)	$68,243
Net realized gain (loss) on security transactions	232	24,889	20,331	(2,304)	17,191
Net realized gain on distributions	174	54,815	45,417	—	119,315
Net unrealized appreciation (depreciation) of investments during the year	4,426	141,463	115,504	6,093	401,271
Net increase (decrease) in net assets resulting from operations	5,924	218,168	178,497	3,711	606,020
Unit transactions:
Purchases	15,416	52,705	37,682	952	282,987
Net transfers	(846)	(107,120)	(44,796)	—	35,901
Surrenders for benefit payments and fees		(10,230)	(86,015)	(40,115)	(35,079)
Other transactions	8	(22)	(12)	9	107
Death benefits	—	—	—	—	—
Net loan activity	(11)	—	—	—	(40)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	4,337	(140,452)	(47,241)	(34,118)	142,211
Net increase (decrease) in net assets	10,261	77,716	131,256	(30,407)	748,231
Net Assets:
Beginning of year	81,341	462,194	347,867	30,786	2,316,667
End of year	$91,602	$539,910	$479,123	$379	$3,064,898

(22)  Effective January 25, 2019 MassMutual RetireSMARTSM by JPMorgan 2015 Fund merged with MassMutual RetireSMARTSM by JPMorgan In Retirement Fund

The accompanying notes are an integral part of these financial statements.

	TIAA-CREF Large Cap Growth Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Equity Index Fund Sub-Account	MM MSCI EAFE® International Index Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2015 Fund Sub-Account (22)
Operations:
Net investment income (loss)	$22,533	$4,833	$49,356	$7,845	$91
Net realized gain (loss) on security transactions	135,676	1,090	121,222	(2,139)	(39,556)
Net realized gain on distributions	43,092	—	7,777	1,942	15,760
Net unrealized appreciation (depreciation) of investments during the year	730,954	13,043	751,485	60,843	34,335
Net increase (decrease) in net assets resulting from operations	932,255	18,966	929,840	68,491	10,630
Unit transactions:
Purchases	388,119	43,805	493,523	91,850	2,024
Net transfers	(304,144)	15,130	(253,539)	(4,285)	(387,528)
Surrenders for benefit payments and fees	(176,744)	(271,322)	(48,008)	(450,930)	(72,368)
Other transactions	112	31	98	(15)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(34)	—	(76)	(28)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(187,269)	10,958	(210,924)	15,154	(385,505)
Net increase (decrease) in net assets	744,986	29,924	718,916	83,645	(374,875)
Net Assets:
Beginning of year	2,658,997	241,725	3,120,220	321,221	374,875
End of year	$3,403,983	$271,649	$3,839,136	$404,866	$—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	MassMutual RetireSMARTSM by JPMorgan 2020 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2025 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2030 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2035 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2040 Fund Sub-Account
Operations:
Net investment income (loss)	$5,956	$18,168	$19,575	$15,547	$15,892
Net realized gain (loss) on security transactions	(848)	430	5,805	(1,444)	(12)
Net realized gain on distributions	11,854	65,232	119,641	109,592	129,153
Net unrealized appreciation (depreciation) of investments during the year	32,265	85,558	147,895	97,845	110,443
Net increase (decrease) in net assets resulting from operations	49,227	169,388	292,916	221,540	255,476
Unit transactions:
Purchases	67,432	205,626	193,583	170,780	247,345
Net transfers	(42,092)	9,278	(19,786)	(7,725)	61,371
Surrenders for benefit payments and fees	(38,402)	(23,728)	(149,193)	(13,138)	(40,934)
Other transactions	(15)	41	188	79	255
Death benefits	—	—	—	—	—
Net loan activity	—	(2)	(50)	—	(164)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(13,077)	191,215	24,742	149,996	267,873
Net increase (decrease) in net assets	36,150	360,603	317,658	371,536	523,349
Net Assets:
Beginning of year	335,458	867,779	1,431,943	972,280	1,015,798
End of year	$371,608	$1,228,382	$1,749,601	$1,343,816	$1,539,147

The accompanying notes are an integral part of these financial statements.

	MassMutual RetireSMARTSM by JPMorgan 2045 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2050 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2055 Fund Sub-Account	American Century Heritage Fund Sub-Account
Operations:
Net investment income (loss)	$8,534	$3,792	$9,049	$2,237	$(5,471)
Net realized gain (loss) on security transactions	(892)	(1,692)	1,696	(28)	(3,241)
Net realized gain on distributions	74,581	48,598	4,276	20,535	104,536
Net unrealized appreciation (depreciation) of investments during the year	64,251	56,352	38,765	15,761	149,688
Net increase (decrease) in net assets resulting from operations	146,474	107,050	53,786	38,505	245,512
Unit transactions:
Purchases	161,828	104,140	46,810	79,415	68,867
Net transfers	—	(20,719)	443,232	(105)	(3,505)
Surrenders for benefit payments and fees	(62,362)	(41,092)	(26,876)	(755)	(86,258)
Other transactions	20	(8)	(9)	(260)	(66)
Death benefits	—	—	—	—	—
Net loan activity	(90)	(50)	—	—	(102)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	99,396	42,271	463,157	78,295	(21,064)
Net increase (decrease) in net assets	245,870	149,321	516,943	116,800	224,448
Net Assets:
Beginning of year	579,239	428,511	22,307	130,742	706,247
End of year	$825,109	$577,832	$539,250	$247,542	$930,695

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	ClearBridge Small Cap Value Fund Sub-Account	North Square Oak Ridge Small Cap Growth Fund Sub-Account (23)	Invesco Oppenheimer Intermediate Income Fund Sub-Account (24)	MassMutual Premier Strategic Emerging Markets Fund Sub-Account	MassMutual Premier Small Cap Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$13	$(3,433)	$79	$(85)	$(855)
Net realized gain (loss) on security transactions	(62)	(117,179)	9	(4)	(965)
Net realized gain on distributions	157	51,092	—	634	1,580
Net unrealized appreciation (depreciation) of investments during the year	451	165,823	192	1,021	56,919
Net increase (decrease) in net assets resulting from operations	559	96,303	280	1,566	56,679
Unit transactions:
Purchases	2,272	49,270	2,708	596	26,895
Net transfers	—	(106,260)	3,667	—	83,302
Surrenders for benefit payments and fees	(445)	(180,978)	(377)	—	(8,134)
Other transactions	(14)	(4)	—	(1)	(18)
Death benefits	—	—	—	—	—
Net loan activity	—	(3)	—	—	(33)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,813	(237,975)	5,998	595	102,012
Net increase (decrease) in net assets	2,372	(141,672)	6,278	2,161	158,691
Net Assets:
Beginning of year	1,532	503,664	1,490	6,498	184,759
End of year	$3,904	$361,992	$7,768	$8,659	$343,450

(23)  Formerly Oak Ridge Small Cap Growth Fund. Change effective May 10, 2019

(24)  Formerly Oppenheimer Corporate Bond Fund. Change effective May 24, 2019

The accompanying notes are an integral part of these financial statements.

	MassMutual Select Small Cap Growth Equity Fund Sub-Account	Fidelity VIP Freedom 2035 Portfolio Sub-Account	Fidelity VIP Freedom 2040 Portfolio Sub-Account	Fidelity VIP Freedom 2050 Portfolio Sub-Account	Ivy Small Cap Growth Fund Sub-Account
Operations:
Net investment income (loss)	$—	$105	$—	$6	$(709)
Net realized gain (loss) on security transactions	27	(1)	—	—	(11,469)
Net realized gain on distributions	—	263	—	13	33,248
Net unrealized appreciation (depreciation) of investments during the year	122	1,595	2	85	200,409
Net increase (decrease) in net assets resulting from operations	149	1,962	2	104	221,479
Unit transactions:
Purchases	521	—	—	—	146,889
Net transfers	—	—	—	—	133,965
Surrenders for benefit payments and fees	(1,082)	—	—	—	(846,780)
Other transactions	—	(1)	(2)	(1)	1,641
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	(34)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(561)	(1)	(2)	(1)	(564,319)
Net increase (decrease) in net assets	(412)	1,961	—	103	(342,840)
Net Assets:
Beginning of year	412	7,353	—	368	997,185
End of year	$—	$9,314	$—	$471	$654,345

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	T. Rowe Price Retirement 2060 Fund Sub-Account	MSIF Global Opportunity Portfolio Sub-Account	JPMorgan U.S. Government Money Market Fund Sub-Account	American Century U.S. Government Money Market Fund Sub-Account	Invesco Balanced-Risk Commodity Strategy Fund Sub-Account
Operations:
Net investment income (loss)	$108	$(1,150)	$7,348	$9,676	$(12)
Net realized gain (loss) on security transactions	11	453	—	—	(175)
Net realized gain on distributions	445	—	—	—	—
Net unrealized appreciation (depreciation) of investments during the year	1,094	33,803	—	—	753
Net increase (decrease) in net assets resulting from operations	1,658	33,106	7,348	9,676	566
Unit transactions:
Purchases	11,674	12,859	146,684	184,612	2,333
Net transfers	—	20,029	176,595	593,395	(751)
Surrenders for benefit payments and fees	(142)	(4,584)	(315,594)	(1,045,026)	(6,417)
Other transactions	(2)	(7)	54	7	(2)
Death benefits	—	—	—	—	—
Net loan activity	—	(62)	(37)	(58)	(10)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	11,530	28,235	7,702	(267,070)	(4,847)
Net increase (decrease) in net assets	13,188	61,341	15,050	(257,394)	(4,281)
Net Assets:
Beginning of year	3,273	88,018	1,058,004	1,214,957	14,218
End of year	$16,461	$149,359	$1,073,054	$957,563	$9,937

The accompanying notes are an integral part of these financial statements.

	Columbia Select International Equity Fund Sub-Account	Putnam Growth Opportunities Fund Sub-Account	John Hancock New Opportunities Fund Sub-Account	Columbia Large Cap Growth III Sub-Account	Victory RS Value Fund Sub-Account
Operations:
Net investment income (loss)	$32	$(64)	$(3,103)	$(6,823)	$10,425
Net realized gain (loss) on security transactions	111	19	(355)	11,213	(26,372)
Net realized gain on distributions	—	223	14,814	67,737	122,334
Net unrealized appreciation (depreciation) of investments during the year	1,616	1,255	72,025	122,982	390,815
Net increase (decrease) in net assets resulting from operations	1,759	1,433	83,381	195,109	497,202
Unit transactions:
Purchases	—	880	9,702	66,913	2,920
Net transfers	—	—	(13,714)	(22,913)	(82,752)
Surrenders for benefit payments and fees	(710)	(16)	(30,764)	(57,170)	(125,475)
Other transactions	(5)	(2)	(2)	(22)	1
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(17)	(6)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(715)	862	(34,778)	(13,209)	(205,312)
Net increase (decrease) in net assets	1,044	2,295	48,603	181,900	291,890
Net Assets:
Beginning of year	6,728	3,834	413,185	560,394	1,629,662
End of year	$7,772	$6,129	$461,788	$742,294	$1,921,552

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Pioneer Global Equity Fund Sub-Account	BlackRock Advantage Small Cap Growth Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2030 Fund Sub-Account (25)	MassMutual Select T.Rowe Price Retire 2035 Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2040 Fund Sub-Account (26)
Operations:
Net investment income (loss)	$2,776	$(3,371)	$(83)	$190	$123
Net realized gain (loss) on security transactions	(18,530)	(47,431)	2,350	21	1
Net realized gain on distributions	—	57,875	—	403	93
Net unrealized appreciation (depreciation) of investments during the year	238,089	226,290	2	5,084	446
Net increase (decrease) in net assets resulting from operations	222,335	233,363	2,269	5,698	663
Unit transactions:
Purchases	127,201	70,306	568	9,456	70
Net transfers	(23,122)	23,035	19,786	5,918	10,854
Surrenders for benefit payments and fees	(121,926)	(232,452)	(22,055)	(22)	(1)
Other transactions	27	(23)	(1)	(1)	—
Death benefits	—	—	—	—	—
Net loan activity	(15)	(9)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(17,835)	(139,143)	(1,702)	15,351	10,923
Net increase (decrease) in net assets	204,500	94,220	567	21,049	11,586
Net Assets:
Beginning of year	982,704	785,859	—	18,001	—
End of year	$1,187,204	$880,079	$567	$39,050	$11,586

(25)  Funded as of January 11, 2019

(26)  Funded as of October 21, 2019

(27)  Funded as of September 17, 2019

(28)  Funded as of October 11, 2019

(29)  Funded as of October 11, 2019

The accompanying notes are an integral part of these financial statements.

	MassMutual Select T.Rowe Price Retire 2050 Fund Sub-Account (27)	MassMutual Select T.Rowe Price Retire 2055 Fund Sub-Account (28)	MassMutual Select T.Rowe Price Retire 2060 Fund Sub-Account (29)	BlackRock S&P 500 Index V.I. Fund Sub-Account	Hartford International Equity Fund Sub-Account
Operations:
Net investment income (loss)	$195	$52	$32	$166,287	$5,425
Net realized gain (loss) on security transactions	1	—	—	135,130	2,694
Net realized gain on distributions	159	37	22	605,855	—
Net unrealized appreciation (depreciation) of investments during the year	889	94	71	2,004,317	63,640
Net increase (decrease) in net assets resulting from operations	1,244	183	125	2,911,589	71,759
Unit transactions:
Purchases	3,648	5,345	3,258	565,800	43,268
Net transfers	19,686	—	—	(61,980)	(11,638)
Surrenders for benefit payments and fees	(17)	(25)	(15)	(2,376,287)	(42,365)
Other transactions	—	—	—	(13)	17
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(220)	(12)
Net annuity transactions	—	—	—	(13,600)	—
Net increase (decrease) in net assets resulting from unit transactions	23,317	5,320	3,243	(1,886,300)	(10,730)
Net increase (decrease) in net assets	24,561	5,503	3,368	1,025,289	61,029
Net Assets:
Beginning of year	—	—	—	10,145,885	378,915
End of year	$24,561	$5,503	$3,368	$11,171,174	$439,944

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	BNY Mellon Insight Core Plus Fund Sub-Account	Keeley Small Cap Dividend Value Fund Sub-Account (30)	Hartford Global Impact Fund Sub-Account (31)	MM Russell 2000® Small Cap Index Fund Sub-Account	MM S&P 500® Index Fund Sub-Account
Operations:
Net investment income (loss)	$17,183	$9,670	$67	$547	$33,176
Net realized gain (loss) on security transactions	4,475	(9,207)	2	(429)	(7,005)
Net realized gain on distributions	—	—	—	11,533	124,080
Net unrealized appreciation (depreciation) of investments during the year	47,616	33,771	814	26,557	418,357
Net increase (decrease) in net assets resulting from operations	69,274	34,234	883	38,208	568,608
Unit transactions:
Purchases	14,630	15,673	811	58,649	296,403
Net transfers	11,314	986,699	26,196	37,080	615,512
Surrenders for benefit payments and fees	(64,849)	(176,630)	(9)	(8,598)	(59,474)
Other transactions	116	18,752	—	43	1
Death benefits	—	—	—	—	—
Net loan activity	(11)	(6)	—	(23)	(98)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(38,800)	844,488	26,998	87,151	852,344
Net increase (decrease) in net assets	30,474	878,722	27,881	125,359	1,420,952
Net Assets:
Beginning of year	675,192	—	—	130,887	1,358,595
End of year	$705,666	$878,722	$27,881	$256,246	$2,779,547

(30)  Funded as of June 10, 2019

(31)  Funded as of November 22, 2019

The accompanying notes are an integral part of these financial statements.

	MM S&P Mid Cap Index Fund Sub-Account	Russell Balanced Strategy Fund Sub-Account	Russell Conservative Strategy Fund Sub-Account	Russell Equity Growth Strategy Fund Sub-Account	Russell Growth Strategy Fund Sub-Account
Operations:
Net investment income (loss)	$2,685	$454	$232	$(2)	$2,646
Net realized gain (loss) on security transactions	687	(6,712)	(482)	(10)	(8,555)
Net realized gain on distributions	48,739	6,492	119	32	29,789
Net unrealized appreciation (depreciation) of investments during the year	326,235	31,496	1,224	216	53,685
Net increase (decrease) in net assets resulting from operations	378,346	31,730	1,093	236	77,565
Unit transactions:
Purchases	355,327	29,837	—	—	53,742
Net transfers	274,575	(32,876)	—	(1,584)	(17,698)
Surrenders for benefit payments and fees	(569,928)	(26,320)	(3,860)	(2)	(122,845)
Other transactions	266	267	(2)	(1)	(31)
Death benefits	—	—	—	—	—
Net loan activity	(51)	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	60,189	(29,092)	(3,862)	(1,587)	(86,832)
Net increase (decrease) in net assets	438,535	2,638	(2,769)	(1,351)	(9,267)
Net Assets:
Beginning of year	1,503,521	275,499	16,335	1,369	547,957
End of year	$1,942,056	$278,137	$13,566	$18	$538,690

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (concluded)
For the Year Ended December 31, 2019

	Russell Moderate Strategy Fund Sub-Account	PIMCO Total Return Fund Sub-Account	PIMCO Real Return Fund Sub-Account
Operations:
Net investment income (loss)	$3,624	$491,748	$143,326
Net realized gain (loss) on security transactions	(2,803)	(83,498)	(14,554)
Net realized gain on distributions	8,699	12,983	—
Net unrealized appreciation (depreciation) of investments during the year	27,115	813,266	768,189
Net increase (decrease) in net assets resulting from operations	36,635	1,234,499	896,961
Unit transactions:
Purchases	23,029	1,712,151	948,638
Net transfers	—	409,665	227,958
Surrenders for benefit payments and fees	(34,531)	(4,883,669)	(3,326,298)
Other transactions	—	2,448	905
Death benefits	—	—	—
Net loan activity	—	(696)	(403)
Net annuity transactions	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(11,502)	(2,760,101)	(2,149,200)
Net increase (decrease) in net assets	25,133	(1,525,602)	(1,252,239)
Net Assets:
Beginning of year	380,207	17,420,423	12,071,595
End of year	$405,340	$15,894,821	$10,819,356

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements

I.  Organization

Separate Account Eleven (the "Account") is a separate investment account established by Talcott Resolution Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

On May 31, 2018, a Stock and Asset Purchase Agreement was completed by and among Hartford Holdings, Inc. ("HHI") and its parent company, The Hartford Financial Services Group, Inc. ("HFSG"), Hopmeadow Acquisition, Inc. ("Buyer"), Hopmeadow Holdings, LP ("Buyer Parent") and Hopmeadow Holdings GP LLC ("Buyer Parent GP"), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. ("HLI"), the parent of the Sponsor Company and its indirect wholly owned subsidiary, Hartford Life and Annuity Insurance Company, to Buyer (the "Talcott Resolution Sale Transaction"). Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the "Investor Group") led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group. The administration, terms, features and benefits of the contracts will not change as a result of the sale.

The Account is comprised of the following Sub-Accounts:

American Century Equity Income Fund, American Century Growth Fund, American Century Ultra® Fund, American Century VP Balanced Fund, American Century VP International Fund, American Century Small Cap Value Fund, American Century Focused Large Cap Value (formerly American Century Large Company Value Fund), American Century Inflation-Adjusted Bond Fund, American Century Equity Growth Fund, American Century VP Income & Growth Fund, American Century VP Ultra Fund, American Century VP Value Fund, American Century Mid Cap Value Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Diversified Dividend Fund, Invesco European Growth Fund, Invesco International Growth Fund, Invesco Mid Cap Core Equity Fund (merged with Invesco Main Street Mid Cap Fund), Invesco Small Cap Growth Fund, Invesco Real Estate Fund, Invesco Small Cap Equity Fund, Invesco Emerging Markets All Cap Fund, American Century Diversified Bond Fund, Domini Impact Equity Fund, AB Global Bond Fund, AB Global Risk Allocation Fund, AB Sustainable

International Thematic Fund, AB International Value Fund, AB Growth Fund, AB Discovery Growth Fund, AB Discovery Value Fund, AB Value Fund, AB High Income Fund, American Funds AMCAP Fund®, American Funds American Balanced Fund®, American Funds Capital Income Builder®, American Funds EuroPacific Growth Fund, American Funds Fundamental Investors FundSM, American Funds New Perspective Fund®, American Funds The Bond Fund of America®, American Funds The Growth Fund of America®, American Funds The Income Fund of America®, American Funds The Investment Company of America®, American Funds The New Economy Fund®, American Funds Washington Mutual Investors FundSM, American Funds American Mutual Fund®, American Funds Capital World Growth and Income Fund®, American Funds SMALLCAP World Fund®, New World Fund, Ariel Appreciation Fund, Ariel Fund, Artisan Mid Cap Value Fund, Ave Maria Rising Dividend Fund, Ave Maria Value Fund, Ave Maria Growth Fund, BlackRock LifePath® Dynamic 2020 Fund*, BlackRock LifePath® Dynamic 2030 Fund, BlackRock LifePath® Dynamic 2040 Fund, BlackRock LifePath® Dynamic Retirement Fund, BlackRock LifePath® Dynamic 2050 Fund, BlackRock LifePath® Dynamic 2025 Fund, BlackRock LifePath® Dynamic 2035 Fund, BlackRock LifePath® Dynamic 2045 Fund, BlackRock LifePath® Dynamic 2055 Fund, Baron Small Cap Fund, BlackRock U.S. Government Bond Portfolio, BlackRock Equity Dividend Fund, BlackRock Capital Appreciation Fund, BlackRock Advantage Large Cap Growth Fund, Calvert VP SRI Balanced Portfolio, Calvert Equity Fund, Calvert Bond Fund, Calvert Income Fund, Columbia Contrarian Core Fund, Columbia Small Cap Value I Fund, Columbia Select Mid Cap Value Fund, Columbia Acorn Fund, CRM Mid Cap Value Fund, Columbia Disciplined Small Core Fund (merged with Columbia Select Mid Cap Value Fund), Calamos International Growth Fund, Davis Financial Fund, Davis New York Venture Fund, Davis Opportunity Fund, Delaware Diversified Income Fund, Delaware Extended Duration Bond Fund, Dreyfus Bond Market Index Fund, Dreyfus VIF Appreciation Portfolio, Dreyfus International Stock Index Fund, Dreyfus MidCap Index Fund, Dreyfus SmallCap Stock Index Fund, Dreyfus VIF Growth and Income Portfolio, Dreyfus VIF Quality Bond Portfolio Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Dreyfus S&P 500 Index Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Dividend Builder Fund, Eaton Vance Worldwide Health Sciences Fund, Eaton Vance Income Fund of Boston, Eaton Vance Balanced Fund, Eaton Vance Atlanta Capital SMID-Cap Fund, Wells Fargo Asset Allocation Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Utility & Telecommunications Fund, Alger Capital Appreciation

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Institutional Portfolio, Alger Mid Cap Growth Institutional Fund, Alger Small Cap Growth Institutional Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Value Strategies Fund, Fidelity Advisor Leveraged Company Stock Fund, Federated Hermes Equity Income Fund, Inc (formerly Federated Equity Income Fund, Inc.), Federated Hermes Fund for U.S. Government Securities (formerly Federated Fund for U.S. Government Securities Fund), Federated Hermes MDT Mid Cap Growth Fund (formerly Federated MDT Mid Cap Growth Fund), Federated Hermes High Income Bond Fund, Inc. (formerly Federated High Income Bond Fund), Federated Hermes Kaufmann Fund (formerly Federated Kaufmann Fund), Federated Hermes Short-Term Income Fund (formerly Federated Short-Term Income Fund), Federated Hermes Total Return Bond Fund ( formerly Federated Total Return Bond Fund), Federated Hermes Clover Small Value Fund (formerly Federated Clover Small Value Fund), Federated Hermes International Leaders Fund (formerly Federated International Leaders Fund), Fidelity® VIP Growth Opportunities Portfolio, Fidelity® VIP Overseas Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Balanced Portfolio, Fidelity® VIP Growth & Income Portfolio, Fidelity® VIP Freedom 2020 Portfolio, Fidelity® VIP Freedom 2030 Portfolio, Fidelity® VIP Freedom 2015 Portfolio, Fidelity® VIP Freedom 2025 Portfolio, Fidelity® VIP FundsManager 70% Portfolio, Fidelity Advisor® Stock Selector All Cap Fund, Templeton Developing Markets Trust, Franklin High Income Fund, Franklin Strategic Income Fund, Templeton Global Bond Fund, Franklin U.S. Government Securities Fund, Franklin Small Cap Value Fund, Franklin Mutual Global Discovery Fund, Templeton Growth Fund, Franklin Income Fund, Franklin Growth Fund, Franklin Total Return Fund, Franklin Balance Sheet Investment Fund, Franklin Mutual Beacon Fund, Franklin Mutual Shares Fund, Franklin Small-Mid Cap Growth Fund, Franklin Conservative Allocation Fund, Franklin Growth Allocation Fund, Franklin Moderate Allocation Fund, Templeton Foreign Fund, Highland Socially Responsible Equity Fund (formerly Highland Premier Growth Equity), Goldman Sachs Income Builder Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs Government Income Fund, Goldman Sachs Equity Income Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Focused International Equity Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs High Yield Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Small/Mid Cap Growth Fund,

Goldman Sachs Satellite Strategies Portfolio, Frost Value Equity Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, The Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund (merged with Hartford Disciplined Equity HLS Fund), Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund (merged with Hartford Disciplined Equity HLS Fund), Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford Small Cap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund (merged with Hartford Ultrashort Bond HLS Fund), Hartford Value HLS Fund (merged with Hartford Dividend and Growth HLS Fund), The Hartford Checks and Balances Fund, The Hartford High Yield, The Hartford Dividend and Growth Fund, The Hartford International Opportunities Fund, The Hartford MidCap Fund, The Hartford Small Company Fund, The Hartford Total Return Bond Fund, The Hartford Healthcare Fund, The Hartford Growth Opportunities Fund, The Hartford Value Opportunities Fund, Hartford Moderate Allocation Fund, The Hartford Conservative Allocation Fund, The Hartford Capital Appreciation Fund, The Hartford Growth Allocation Fund, The Hartford Inflation Plus Fund, The Hartford Equity Income Fund, The Hartford Balanced Income Fund, The Hartford International Small Company Fund*, The Hartford MidCap Value Fund, The Hartford Global All-Asset Fund, Hotchkis and Wiley Large Cap Value Fund, Invesco V.I. Technology Fund, Invesco Technology Fund, Ivy Natural Resources Fund, Ivy Large Cap Growth Fund, Ivy Science & Technology Fund, Ivy Asset Strategy Fund, Janus Henderson Forty Portfolio, Janus Henderson Global Research Portfolio, Janus Henderson Enterprise Portfolio, Janus Henderson Balanced Portfolio, Janus Henderson Overseas Portfolio, Janus Henderson Flexible Bond Fund, Janus Henderson Forty Fund, Janus Henderson Balanced Fund, Janus Henderson Enterprise Fund, Janus Henderson Overseas Fund, Janus Henderson Global Research Fund, Janus Henderson Mid Cap Value Fund, PGIM Jennison Natural Resources Fund, PGIM Jennison Mid-Cap Growth Fund, PGIM Jennison 20/20 Focus Fund, MassMutual Premier High Yield Fund (new fund), JPMorgan Large Cap Growth Fund, JPMorgan Core Bond Fund, JPMorgan Small Cap Equity Fund, JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund, JPMorgan U.S. Equity Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan

SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement Income Fund, JP Morgan Smart Retirement 2055 Fund, Loomis Sayles Bond Fund, LKCM Aquinas Catholic Equity Fund, Lord Abbett Affiliated Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth Opportunities fund, LORD ABBETT DIVIDEND GROWTH FUND (formerly Lord Abbett Calibrated Dividend Growth Fund), Lord Abbett Total Return Fund, Lord Abbett Developing Growth Fund, Lord Abbett International Equity Inv Opt, Lord Abbett Value Opportunities Fund, Clearbridge Value Trust, BMO Mid-Cap Value Fund, MFS® Emerging Markets Debt Fund, Massachusetts Investors Growth Stock Fund, MFS High Income Fund, MFS International New Discovery Fund, MFS Mid Cap Growth Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Total Return Bond Fund, MFS Massachusetts Investors Trust, MFS International Growth Fund, MFS Core Equity Fund, MFS Government Securities Fund, MFS International Value Fund, MFS Technology Fund, MFS Core Equity Series, MFS Utilities Series, MFS Growth Fund, MFS High Yield Portfolio, BlackRock Global Allocation Fund, Inc., BlackRock Advantage Large Cap Core Fund, BlackRock Advantage U.S. Total Market Fund, BlackRock Mid Cap Dividend Fund, BlackRock International Dividend Fund, BlackRock Mid Cap Growth Equity Portfolio, Victory Munder Mid-Cap Core Growth Fund, Neuberger Berman Sustainable Equity Fund, Nuveen NWQ International Value Fund, The Oakmark International Small Cap Fund, The Oakmark Equity and Income Fund, Invesco Capital Appreciation Fund (formerly Invesco Oppenheimer Capital Appreciation Fund), Invesco Global Fund (Invesco Oppenheimer Global Fund), Invesco Oppenheimer Global Opportunities Fund, Invesco Oppenheimer International Growth Fund, Invesco Main Street Fund (formerly Invesco Oppenheimer Main Street Fund), Invesco Global Strategic Income Fund (formerly Invesco Oppenheimer Global Strategic Income Fund), Invesco Main Street Mid Cap Fund (formerly Invesco Oppenheimer Main Street Mid Cap Fund), Invesco Developing Markets Fund (formerly Invesco Oppenheimer Developing Markets Fund), Invesco Oppenheimer Capital Income Fund, Invesco International Bond Fund (Invesco Oppenheimer International Bond Fund), Invesco Oppenheimer Mid Cap Value Fund*, Invesco Main Street All Cap Fund (Invesco Oppenheimer Main Street All Cap Fund®), Invesco Gold & Special Minerals Fund (formerly Invesco Oppenheimer Gold & Special Minerals Fund), Invesco Oppenheimer Real Estate Fund, Invesco Oppenheimer Equity Income Fund, Invesco International Diversified Fund (formerly Invesco Oppenheimer Interna-

tional Diversified Fund), Invesco Rising Dividends Fund (formerly Invesco Oppenheimer Rising Dividends Fund), Putnam Global Equity Fund, Putnam VT High Yield Fund, Putnam VT Emerging Markets Equity Fund (formerly Putnam VT International Growth Fund), Putnam VT Sustainable Leaders Fund, Putnam VT Small Cap Value Fund, Pioneer Disciplined Value Fund, Pioneer Equity Income Fund, Pioneer Fundamental Growth Fund, AllianzGI International Value Fund (formerly AllianzGI NFJ International Value Fund), AllianzGI Small-Cap Value Fund (formerly AllianzGI NFJ Small-Cap Value Fund), AllianzGI Dividend Value Fund (AllianzGI NFJ Dividend Value Fund), AMG GW&K MID CAP Fund (formerly AMG Managers Cadence Mid Cap Fund), PIMCO Total Return Fund, PIMCO Emerging Markets Bond Fund, PIMCO Real Return Fund, Pioneer Fund, Pioneer High Yield Fund, Pioneer Strategic Income Fund, Pioneer Mid Cap Value Fund, Pioneer Select Mid Cap Growth Fund, PIMCO Total Return ESG Fund, Putnam Equity Income Fund, Putnam High Yield Fund, Putnam International Equity Fund, Putnam Sustainable Leaders Fund, Putnam International Capital Opportunities Fund, Putnam Small Cap Growth Fund, Royce Total Return Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Value Fund, Columbia Large Cap Value Fund, Columbia Small/Mid Cap Value Fund (merged with Columbia Select Mid Cap Value Fund), RidgeWorth Ceredex Small Cap Value Equity Fund, RidgeWorth Ceredex Mid-Cap Value Equity Fund, RidgeWorth Seix Total Return Bond Fund, RidgeWorth Ceredex Large Cap Value Equity Fund, DWS Real Estate Securities Fund, DWS Equity Dividend Fund, DWS Capital Growth Fund, DWS Enhanced Emerging Markets Fixed Income, SSgA S&P 500 Index Fund, DWS Core Equity VIP, DWS Global Growth Fund, Select Overseas Fund, MassMutual Select Total Return Bond Fund, MassMutual Blue Chip Growth Fund, Select T. Rowe Price/Frontier MC Gr II Fund, Select Western Strategic Bond Fund, ClearBridge Appreciation Fund, ClearBridge Aggressive Growth Fund, ClearBridge All Cap Value Fund, ClearBridge Mid Cap Fund, ClearBridge Small Cap Growth Fund, Thornburg International Value Fund, Thornburg Core Growth Fund (formerly Thornburg Value Fund), Thornburg Small/Mid Cap Growth Fund (formerly Thornburg Core Growth Fund), Timothy Plan Large/Mid Cap Value Fund, UBS Dynamic Alpha Fund*, T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Equity Income Fund, T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement Balanced Fund, UBS Global Allocation Fund, UBS US Allocation Fund, Vanguard Small-Cap Index Fund, Vanguard Mid-Cap Index Fund, Vanguard

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Total Bond Market Index Fund, Vanguard Total Stock Market Index Fund*, Victory Diversified Stock Fund, Victory Special Value Fund, Victory Sycamore Small Company Opportunity Fund, Victory Sycamore Established Value Fund, Invesco Small Cap Discovery Fund (merged with Invesco Small Cap Growth Fund), Invesco Comstock Fund, Invesco Equity and Income Fund, Invesco Growth and Income Fund, Invesco Mid Cap Growth Fund*, Invesco Quality Income Fund, Invesco Small Cap Value Fund, Invesco American Value Fund, Invesco Value Opportunities Fund, Invesco Diversified Dividend Fund, Invesco American Franchise Fund, Invesco Global Core Equity Fund, Vanguard 500 Index Fund, Wells Fargo International Equity Fund, Wells Fargo Core Bond Fund, Columbia Seligman Communications and Information Fund, Columbia Seligman Global Technology Fund, Columbia Select Small Cap Value Fund, TIAA-CREF Large Cap Value Index Fund, TIAA-CREF Large Cap Growth Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Equity Index Fund, MassMutual Select Equity Opportunities Fund, MM MSCI EAFE® International Index Fund, MassMutual RetireSMARTSM by JPMorgan 2020 Fund, MassMutual RetireSMARTSM by JPMorgan 2025 Fund, MassMutual RetireSMARTSM by JPMorgan 2030 Fund, MassMutual RetireSMARTSM by JPMorgan 2035 Fund, MassMutual RetireSMARTSM by JPMorgan 2040 Fund, MassMutual RetireSMARTSM by JPMorgan 2045 Fund, MassMutual RetireSMARTSM by JPMorgan 2050 Fund, MassMutual RetireSMARTSM by JPMorgan In Retirement Fund, MassMutual RetireSMARTSM by JPMorgan 2055 Fund, American Century Heritage Fund, ClearBridge Small Cap Value Fund, North Square Oak Ridge Small Cap Growth Fund, Invesco Intermediate Bond Factor Fund (formerly AllianzGI NFJ Small-Cap Value Fund), MassMutual Premier Strategic Emerging Markets Fund, MassMutual Premier Small Cap Opportunities Fund, MassMutual Select Small Cap Growth Equity Fund, Fidelity VIP Freedom 2035 Portfolio, Fidelity VIP Freedom 2040 Portfolio, Fidelity VIP Freedom 2050 Portfolio, Ivy Small Cap Growth Fund, JPMorgan Mid Cap Growth Fund (new fund), Invesco Discovery Mid Cap Growth Fund (new fund), T. Rowe Price Retirement 2060 Fund, MSIF Global Opportunity Portfolio, JPMorgan U.S. Government Money Market Fund, American Century U.S. Government Money Market Fund, Invesco Balanced-Risk Commodity Strategy Fund, Columbia Select International Equity Fund (merged with Columbia Acorn International Select Fund, new fund.), Putnam Growth Opportunities Fund, John Hancock New Opportunities Fund, MassMutual RetireSMARTSM by JPMorgan 2060 Fund (new fund), Columbia Large Cap Growth Opportunity

Fund (formerly Columbia Large Cap Growth III), Victory RS Value Fund, Pioneer Global Equity Fund, BlackRock Advantage Small Cap Growth Fund, MassMutual Select T.Rowe Price Retire 2030 Fund, MassMutual Select T.Rowe Price Retire 2035 Fund, MassMutual Select T.Rowe Price Retire 2040 Fund, MassMutual Select T.Rowe Price Retire 2050 Fund, MassMutual Select T.Rowe Price Retire 2055 Fund, MassMutual Select T.Rowe Price Retire 2060 Fund, BlackRock S&P 500 Index V.I. Fund, Hartford International Equity Fund, BNY Mellon Insight Core Plus Fund, Keeley Small Cap Dividend Value Fund, Hartford Global Impact Fund, Invesco Dividend Income Fund (new fund), AB Sustainable Global Thematic Fund (new fund), AllianzGI Global Water Fund (new fund), MassMutual Premier Global Fund (new fund), Columbia Acorn International Select Fund (new fund), MM Russell 2000® Small Cap Index Fund, MM S&P 500® Index Fund, MM S&P Mid Cap Index Fund, Russell Balanced Strategy Fund, Russell Conservative Strategy Fund, Russell Equity Growth Strategy Fund, Russell Growth Strategy Fund, and Russell Moderate Strategy Fund.

  *  These funds were not funded as of December 31, 2020, and as a result, are not presented in the statements of assets and liabilities.

    During 2020, below sub-accounts were liquidated. ACNB — Frost Value Equity Fund , November 27, 2020

The sub-accounts are invested in mutual funds (the "Funds") of the same name.

If a Fund is subject to a merger by the fund manager, the Sub-account invested in the surviving Fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are reflected in the statements of changes in net assets as a net transfer. For financial statement purposes, assets received by the Sub-Account were recorded at fair value as follows:

Surviving Sub-Account	Assets Received in 2020
Hartford Disciplined Equity HLS Fund	$12,252,763
Invesco Small Cap Growth Fund	1,547,656
Hartford Dividend and Growth HLS Fund	1,319,777
Hartford Ultrashort Bond HLS Fund	675,498
Columbia Select Mid Cap Value Fund	235,370
Invesco Main Street Mid Cap Fund	162,460

Surviving Sub-Account	Assets Received in 2019
BlackRock LifePath® Dynamic Retirement Fund	$16,048,000
Keeley Small Cap Dividend Value Fund	1,092,814
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	443,232
Hartford Global Impact Fund	26,035

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

a)  Security Transactions — Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain distributions income is accrued as of the exdividend date. Net realized gain distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

b)  Unit Transactions — Unit transactions are executed based on the unit values calculated at the close of the business day.

c)  Federal Income Taxes — The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)  Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimate contained within the financial statements are the fair value measurements.

e)  Mortality Risk — The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

f)  Fair Value Measurements — The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2020 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

As of December 31, 2020, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2019 and 2020.

3.  Administration of the Account and Related Charges

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)  Mortality and Expense Risk Charges — The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.25% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b)  Tax Expense Charges — If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c)  Annual Maintenance Fees — An annual maintenance fee up to $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

d)  Transactions with Related Parties — There are no transactions with related parties for the period ended December 31, 2020.

4.  Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of Investments for the period ended December 31, 2020 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century Equity Income Fund	$24,398,236	$29,236,562
American Century Growth Fund	974,466	24,791,379
American Century Ultra® Fund	146,768	95,295
American Century VP Balanced Fund	433,620	60,758
American Century VP International Fund	290	9,291
American Century Small Cap Value Fund	247,060	415,832
American Century Focused Large Cap Value	3,856	2,638
American Century Inflation-Adjusted Bond Fund	12,232	1,050
American Century Equity Growth Fund	19,061	1,945
American Century VP Income & Growth Fund	19,902	3,119
American Century VP Ultra Fund	343,657	335,014
American Century VP Value Fund	63,248	388,008
American Century Mid Cap Value Fund	90,381	215,801
Invesco V.I. Small Cap Equity Fund	9,363	5,516
Invesco V.I. Diversified Dividend Fund	14,967	15,629
Invesco European Growth Fund	27,658	17,477
Invesco International Growth Fund	87,886	80,574
Invesco Mid Cap Core Equity Fund	10,870	163,915
Invesco Small Cap Growth Fund*	2,659,688	747,537
Invesco Real Estate Fund	1,491,589	1,396,887
Invesco Small Cap Equity Fund	66,835	375,992
Invesco Emerging Markets All Cap Fund	529,774	734,914

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century Diversified Bond Fund	$48,496	$110,059
Domini Impact Equity Fund	179,306	1,919,629
AB Global Bond Fund	30,269	9,453
AB Global Risk Allocation Fund	12,871	28,580
AB Relative Value Fund	2,059	606
AB Sustainable International Thematic Fund	89,707	121,765
AB International Value Fund	67,809	84,741
AB Growth Fund	9,436	5,520
AB Discovery Growth Fund	71,050	64,650
AB Discovery Value Fund	85,372	244,073
AB Value Fund	3,665	1,766
AB High Income Fund	335,764	251,240
American Funds AMCAP Fund®	599,936	524,980
American Funds American Balanced Fund®	11,716,759	2,865,900
American Funds Capital Income Builder®	1,779,253	2,851,222
American Funds EuroPacific Growth Fund	3,859,958	10,860,242
American Funds Fundamental Investors FundSM	2,160,273	2,756,757
American Funds New Perspective Fund®	2,011,527	1,559,156
American Funds The Bond Fund of America®	872,736	868,677
American Funds The Growth Fund of America®	6,853,186	8,934,964
American Funds The Income Fund of America®	2,008,670	1,889,893
American Funds The Investment Company of America®	1,428,865	1,822,004
American Funds The New Economy Fund®	572,981	702,645
American Funds Washington Mutual Investors FundSM	697,327	818,347
American Funds American Mutual Fund®	565,686	451,469
American Funds Capital World Growth and Income Fund®	2,190,268	3,355,024
American Funds SMALLCAP World Fund®	182,375	181,808
New World Fund	56,622	146,000
Ariel Appreciation Fund	10,800	87,157
Ariel Fund	13,675	180,986
Artisan Mid Cap Value Fund	89,130	529,364
Ave Maria Rising Dividend Fund	192,481	114,330
Ave Maria Value Fund	1,097	327
Ave Maria Growth Fund	40,576	97,081
BlackRock LifePath® Dynamic 2030 Fund	3,423,041	3,478,475
BlackRock LifePath® Dynamic 2040 Fund	3,739,172	2,860,712
BlackRock LifePath® Dynamic Retirement Fund	2,446,581	3,160,192
BlackRock LifePath® Dynamic 2050 Fund	900,153	905,646
BlackRock LifePath® Dynamic 2025 Fund	178,796	8,998
BlackRock LifePath® Dynamic 2035 Fund	100,868	40,200
BlackRock LifePath® Dynamic 2045 Fund	78,744	62,675
BlackRock LifePath® Dynamic 2055 Fund	213,134	39,157
Baron Small Cap Fund	142,806	2,483,957
BlackRock U.S. Government Bond Portfolio	66,718	20,363
BlackRock Equity Dividend Fund	414,746	335,588
BlackRock Capital Appreciation Fund	49,455	237,366
BlackRock Advantage Large Cap Growth Fund	39,618	24,935
Calvert VP SRI Balanced Portfolio	22,986	11,980
Calvert Equity Fund	3,832,306	1,453,385

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Purchases at Cost	Proceeds from Sales
Calvert Bond Fund	$435,980	$552,213
Calvert Income Fund	146,513	133,842
Columbia Contrarian Core Fund	110,048	127,709
Columbia Small Cap Value I Fund	47,524	11,614
Columbia Select Mid Cap Value Fund*	401,317	175,363
Columbia Acorn Fund	403,954	377,717
CRM Mid Cap Value Fund	43,165	64,684
Columbia Disciplined Small Core Fund	10,743	53,961
Calamos International Growth Fund	99	28
Davis Financial Fund	39,293	6,944
Davis New York Venture Fund	730,809	1,115,026
Davis Opportunity Fund	15,769	69,968
Delaware Diversified Income Fund	29,043	1,012
Delaware Extended Duration Bond Fund	601	10,811
Dreyfus Bond Market Index Fund	4,432,587	3,310,016
Dreyfus VIF Appreciation Portfolio	3,359	7,381
Dreyfus International Stock Index Fund	6,459	63,598
Dreyfus MidCap Index Fund	4,561,507	4,246,001
Dreyfus SmallCap Stock Index Fund	2,582,827	3,094,980
Dreyfus VIF Growth and Income Portfolio	121	0
Dreyfus VIF Quality Bond Portfolio Fund	3,045	78,583
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	128	40
Dreyfus S&P 500 Index Fund	8,877,472	6,210,430
Eaton Vance Large-Cap Value Fund	194,707	5,193,916
Eaton Vance Dividend Builder Fund	95,616	326,209
Eaton Vance Worldwide Health Sciences Fund	208,275	127,155
Eaton Vance Income Fund of Boston	2,720,397	797,176
Eaton Vance Balanced Fund	40,220	4,660
Eaton Vance Atlanta Capital SMID-Cap Fund	199,531	268,545
Wells Fargo Asset Allocation Fund	17,961	7,263
Wells Fargo Emerging Markets Equity Fund	475,015	640,353
Wells Fargo Utility & Telecommunications Fund	3,993	2,198
Alger Capital Appreciation Institutional Portfolio	1,745,891	1,642,161
Alger Mid Cap Growth Institutional Fund	517,670	152,619
Alger Small Cap Growth Institutional Fund	258,407	121,018
Nuveen Mid Cap Growth Opportunities Fund	32,458	68,018
Nuveen Small Cap Select Fund	5,309	5,588
Fidelity Advisor Equity Growth Fund	152,845	33,167
Fidelity Advisor Value Strategies Fund	13,102	13,223
Fidelity Advisor Leveraged Company Stock Fund	236,131	286,756
Federated Hermes Equity Income Fund, Inc	41,590	40,855
Federated Hermes Fund for U.S. Government Securities	131,376	152,661
Federated Hermes MDT Mid Cap Growth Fund	35,099	40,306
Federated Hermes High Income Bond Fund, Inc.	1,197	4,807
Federated Hermes Kaufmann Fund	1,246,024	1,397,270
Federated Hermes Short-Term Income Fund	1,573	358
Federated Hermes Total Return Bond Fund	13,821	23,752
Federated Hermes Clover Small Value Fund	1,761	6,771
Federated Hermes International Leaders Fund	5,122	4,652

Sub-Account	Purchases at Cost	Proceeds from Sales
Fidelity® VIP Growth Opportunities Portfolio	$885,823	$970,563
Fidelity® VIP Overseas Portfolio	14,655	87,633
Fidelity® VIP Value Strategies Portfolio	7,232	15,654
Fidelity® VIP Balanced Portfolio	476,490	250,694
Fidelity® VIP Growth & Income Portfolio	41,714	100,994
Fidelity® VIP Freedom 2020 Portfolio	6,485	335
Fidelity® VIP Freedom 2030 Portfolio	44,556	2,430
Fidelity® VIP Freedom 2015 Portfolio	25,655	687
Fidelity® VIP Freedom 2025 Portfolio	45,667	6,848
Fidelity Advisor® Stock Selector All Cap Fund	2,420	126
Templeton Developing Markets Trust	130,313	244,908
Franklin High Income Fund	169,835	143,134
Franklin Strategic Income Fund	465,420	475,402
Templeton Global Bond Fund	1,033,498	1,631,920
Franklin U.S. Government Securities Fund	52,736	107,818
Franklin Small Cap Value Fund	389,841	386,100
Franklin Mutual Global Discovery Fund	1,688,137	1,983,650
Templeton Growth Fund	351,865	443,111
Franklin Income Fund	910,392	1,036,181
Franklin Growth Fund	1,440,555	16,540,291
Franklin Total Return Fund	77,639	72,480
Franklin Balance Sheet Investment Fund	86,261	128,079
Franklin Mutual Beacon Fund	73,036	43,170
Franklin Mutual Shares Fund	352,946	474,731
Franklin Small-Mid Cap Growth Fund	614,737	2,167,123
Franklin Conservative Allocation Fund	359,586	526,769
Franklin Growth Allocation Fund	1,362,778	1,268,364
Franklin Moderate Allocation Fund	1,158,033	577,329
Templeton Foreign Fund	357,247	1,933,142
Highland Socially Responsible Equity Fund	12,517	59,324
Goldman Sachs Income Builder Fund	3,798	24,033
Goldman Sachs Capital Growth Fund	7,561	67
Goldman Sachs Core Fixed Income Fund	17,465	3,233
Goldman Sachs U.S. Equity Insights Fund	1	1
Goldman Sachs Government Income Fund	356,884	1,193,441
Goldman Sachs Equity Income Fund	6,725	1,042
Goldman Sachs Growth Opportunities Fund	385,480	197,957
Goldman Sachs Focused International Equity Fund	3,607	691
Goldman Sachs Mid Cap Value Fund	257,954	843,516
Goldman Sachs Small Cap Value Fund	1,017,089	1,450,825
Goldman Sachs Strategic Growth Fund	51,113	548
Goldman Sachs High Yield Fund	300,367	2,365,182
Goldman Sachs Large Cap Value Fund	76,894	134,659
Goldman Sachs Small/Mid Cap Growth Fund	49,556	49,995
Goldman Sachs Satellite Strategies Portfolio	196	6
Frost Value Equity Fund	0	12
Hartford Balanced HLS Fund	1,254,452	1,648,623
Hartford Total Return Bond HLS Fund	1,904,717	2,591,407
Hartford Capital Appreciation HLS Fund	1,919,580	7,163,638

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Purchases at Cost	Proceeds from Sales
Hartford Dividend and Growth HLS Fund*	$3,874,858	$4,534,246
The Hartford Healthcare HLS Fund	1,217,135	701,794
Hartford Global Growth HLS Fund	1,014,085	1,974,007
Hartford Disciplined Equity HLS Fund*	12,458,302	863,662
Hartford Growth Opportunities HLS Fund	5,583,906	12,089,654
Hartford International Opportunities HLS Fund	138,305	157,244
Hartford MidCap HLS Fund	1,525,968	4,249,590
Hartford Ultrashort Bond HLS Fund*	1,064,463	599,294
Hartford Small Company HLS Fund	1,018,219	1,467,192
Hartford Small Cap Growth HLS Fund	103,472	105,721
Hartford Stock HLS Fund	475,154	662,447
Hartford U.S. Government Securities HLS Fund	140,075	783,712
Hartford Value HLS Fund	318,163	1,574,376
The Hartford Checks and Balances Fund	32,342	163,319
The Hartford High Yield	29,623	3,773
The Hartford Dividend and Growth Fund	140,753	301,108
The Hartford International Opportunities Fund	61,219	231,207
The Hartford MidCap Fund	196,775	255,764
The Hartford Small Company Fund	66,436	102,421
The Hartford Total Return Bond Fund	212,357	301,659
The Hartford Healthcare Fund	302,980	64,435
The Hartford Growth Opportunities Fund	126,053	379,823
The Hartford Value Opportunities Fund	57	22
Hartford Moderate Allocation Fund	232,682	448,610
The Hartford Conservative Allocation Fund	88,261	20,086
The Hartford Capital Appreciation Fund	704,700	944,643
The Hartford Growth Allocation Fund	380,184	487,245
The Hartford Inflation Plus Fund	70,574	112,503
The Hartford Equity Income Fund	126,114	52,449
The Hartford Balanced Income Fund	155,857	104,993
The Hartford MidCap Value Fund	8,677	145,520
Hotchkis and Wiley Large Cap Value Fund	44,947	111,943
Invesco V.I. Technology Fund	157,154	219,488
Invesco Technology Fund	443,318	187,861
Ivy Natural Resources Fund	116,420	167,696
Ivy Large Cap Growth Fund	179,640	226,342
Ivy Science & Technology Fund	684,347	529,768
Ivy Asset Strategy Fund	49,725	58,925
Janus Henderson Forty Portfolio	470,471	270,667
Janus Henderson Global Research Portfolio	16,178	31,895
Janus Henderson Enterprise Portfolio	12,996	25,220
Janus Henderson Balanced Portfolio	15,145	256,906
Janus Henderson Overseas Portfolio	7,829	34,808
Janus Henderson Flexible Bond Fund	10,176	181
Janus Henderson Forty Fund	1,490,549	972,804
Janus Henderson Balanced Fund	410,460	728,933
Janus Henderson Enterprise Fund	305,998	218,218
Janus Henderson Overseas Fund	144,419	189,783
Janus Henderson Global Research Fund	11,587	21,722

Sub-Account	Purchases at Cost	Proceeds from Sales
Janus Henderson Mid Cap Value Fund	$224,586	$145,423
PGIM Jennison Natural Resources Fund	34,805	364,366
PGIM Jennison Mid-Cap Growth Fund	399,925	132,487
PGIM Jennison 20/20 Focus Fund	56,530	36,689
MassMutual Premier High Yield Fund	3,630,191	1,156,166
JPMorgan Large Cap Growth Fund	454,051	165,854
JPMorgan Core Bond Fund	2,138,083	5,496,256
JPMorgan Small Cap Equity Fund	6,048	18,576
JPMorgan Small Cap Growth Fund	733,187	352,459
JPMorgan Small Cap Value Fund	161,691	235,260
JPMorgan U.S. Equity Fund	288,469	483,057
JPMorgan SmartRetirement 2020 Fund	1,108,554	1,739,605
JPMorgan SmartRetirement 2025 Fund	1,880,871	2,316,248
JPMorgan SmartRetirement 2030 Fund	1,527,140	1,426,079
JPMorgan SmartRetirement 2035 Fund	1,078,919	1,704,791
JPMorgan SmartRetirement 2040 Fund	1,343,095	1,101,002
JPMorgan SmartRetirement 2045 Fund	1,014,012	1,417,964
JPMorgan SmartRetirement 2050 Fund	1,153,001	1,233,504
JPMorgan SmartRetirement Income Fund	249,789	855,541
JP Morgan Smart Retirement 2055 Fund	652,623	1,074,522
Loomis Sayles Bond Fund	3,728,385	7,004,072
LKCM Aquinas Catholic Equity Fund	30,274	1,558
Lord Abbett Affiliated Fund	55,710	18,664
Lord Abbett Fundamental Equity Fund	401,231	499,797
Lord Abbett Bond Debenture Fund	292,692	412,052
Lord Abbett Growth Opportunities fund	45,913	1,685
Lord Abbett Dividend Growth Fund	39,439	10,470
Lord Abbett Total Return Fund	2,056,603	1,462,717
Lord Abbett Developing Growth Fund	248,367	245,381
Lord Abbett International Equity Inv Opt	44,191	61,242
Lord Abbett Value Opportunities Fund	516,758	999,362
Clearbridge Value Trust	16,226	34,237
BMO Mid-Cap Value Fund	52,617	84,771
MFS® Emerging Markets Debt Fund	77,294	60,710
Massachusetts Investors Growth Stock Fund	592,621	1,210,517
MFS High Income Fund	134,716	227,967
MFS International New Discovery Fund	56,100	59,179
MFS Mid Cap Growth Fund	48,553	163,882
MFS New Discovery Fund	1,673,140	826,650
MFS Research International Fund	441,632	273,759
MFS Total Return Fund	686,510	626,397
MFS Utilities Fund	590,704	1,054,974
MFS Value Fund	6,298,149	2,039,297
MFS Total Return Bond Fund	734,916	403,725
MFS Massachusetts Investors Trust	274,376	394,576
MFS International Growth Fund	80,498	70,732
MFS Core Equity Fund	76,038	350,849
MFS Government Securities Fund	1,967,313	1,370,378
MFS International Value Fund	10,727,503	3,105,689

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Purchases at Cost	Proceeds from Sales
MFS Technology Fund	$115,531	$50,806
MFS Core Equity Series	77	11,512
MFS Utilities Series	5,001	128,998
MFS Growth Fund	362,422	56,577
MFS High Yield Portfolio	12,615	126,746
BlackRock Global Allocation Fund, Inc.	1,346,118	909,999
BlackRock Advantage Large Cap Core Fund	6,834	12,434
BlackRock Advantage U.S. Total Market Fund	1,411	14,124
BlackRock Mid Cap Dividend Fund	250,988	221,300
BlackRock International Dividend Fund	88,978	105,242
BlackRock Mid Cap Growth Equity Portfolio	180,923	167,291
Victory Munder Mid-Cap Core Growth Fund	452,540	2,277,626
Neuberger Berman Sustainable Equity Fund	338,217	413,974
Nuveen NWQ International Value Fund	19,635	5,814
The Oakmark International Small Cap Fund	17,883	21,506
The Oakmark Equity and Income Fund	9,786	9,369,193
Invesco Capital Appreciation Fund	131,884	266,096
Invesco Global Fund	686,360	1,239,665
Invesco Global Opportunities Fund	96,316	210,209
Invesco Oppenheimer International Growth Fund	373,193	3,542,300
Invesco Main Street Fund	76,372	82,382
Invesco Global Strategic Income Fund	179,317	237,930
Invesco Main Street Mid Cap Fund*	517,158	489,753
Invesco Emerging Markets All Cap Fund	529,774	734,914
Invesco Developing Markets Fund	411,337	1,101,889
Invesco Oppenheimer Capital Income Fund	0	7
Invesco International Bond Fund	495,127	602,222
Invesco Oppenheimer Mid Cap Value Fund	49,047	361,718
Invesco Main Street All Cap Fund	130,470	46,625
Invesco Gold & Special Minerals Fund	407,448	711,913
Invesco Oppenheimer Real Estate Fund	132,346	969,977
Invesco Oppenheimer Equity Income Fund	450	7,307
Invesco International Diversified Fund	60,871	31,284
Invesco Rising Dividends Fund	14,945	9,494
Putnam Global Equity Fund	2,354	20,359
Putnam VT High Yield Fund	32,476	198,986
Putnam VT Emerging Markets Equity Fund	2,455	50,754
Putnam VT Sustainable Leaders Fund	34,451	26,992
Putnam VT Small Cap Value Fund	17,133	57,673
Pioneer Disciplined Value Fund	40,990	14,510
Pioneer Equity Income Fund	5,797	49,365
Pioneer Fundamental Growth Fund	17,735	3,672
AllianzGI International Value Fund	6,790	1,067
AllianzGI Small-Cap Value Fund	93,290	220,879
AllianzGI Dividend Value Fund	594,736	756,351
AMG GW&K Mid Cap Fund	13,324	11,279
PIMCO Total Return Fund	3,959,155	3,287,181
PIMCO Emerging Markets Bond Fund	53,482	53,509
PIMCO Real Return Fund	1,480,585	1,977,960

Sub-Account	Purchases at Cost	Proceeds from Sales
Pioneer Fund	$209,132	$231,703
Pioneer High Yield Fund	144,750	134,784
Pioneer Strategic Income Fund	930,305	976,634
Pioneer Mid Cap Value Fund	293,451	133,315
Pioneer Select Mid Cap Growth Fund	224,867	18,618
PIMCO Total Return ESG Fund	2,232,002	24,736
Putnam Equity Income Fund	149,567	209,485
Putnam High Yield Fund	191,385	313,617
Putnam International Equity Fund	14,442	28,459
Putnam Sustainable Leaders Fund	94	18
Putnam International Capital Opportunities Fund	33,673	39,014
Putnam Small Cap Growth Fund	71,977	27,215
Royce Total Return Fund	334,263	179,769
Royce Smaller-Companies Growth Fund	66,885	82,577
Royce Small-Cap Value Fund	50,444	71,503
Columbia Large Cap Value Fund	8,355	31,441
Columbia Small/Mid Cap Value Fund	26,350	245,206
RidgeWorth Ceredex Small Cap Value Equity Fund	93,560	130,002
RidgeWorth Ceredex Mid-Cap Value Equity Fund	124,421	488,774
RidgeWorth Seix Total Return Bond Fund	5,079	158,712
RidgeWorth Ceredex Large Cap Value Equity Fund	12,510	12,087
DWS Real Estate Securities Fund	596	147
DWS Equity Dividend Fund	20,721	3,436
DWS Capital Growth Fund	12,167	275
DWS Enhanced Emerging Markets Fixed Income	1,222	6,295
SSgA S&P 500 Index Fund	960,979	765,211
DWS Core Equity VIP	992	448
DWS Global Growth Fund	29,976	1,718
Select Overseas Fund	70,653	91,431
MassMutual Select Total Return Bond Fund	62,540	55,741
MassMutual Blue Chip Growth Fund	44,087,814	4,226,965
Select T. Rowe Price/Frontier MC Gr II Fund	1,382,739	44,778
Select Western Strategic Bond Fund	5,845,624	981,340
ClearBridge Appreciation Fund	88,296	65,223
ClearBridge Aggressive Growth Fund	60,486	62,685
ClearBridge All Cap Value Fund	1,220	329
ClearBridge Mid Cap Fund	361,074	243,588
ClearBridge Small Cap Growth Fund	242,993	232,403
Thornburg International Value Fund	390,929	527,080
Thornburg Core Growth Fund	102,601	817,931
Thornburg Small/Mid Cap Growth Fund	136,772	143,221
Timothy Plan Large/Mid Cap Value Fund	28,627	41,130
T. Rowe Price Growth Stock Fund, Inc.	1,372,954	1,512,617
T. Rowe Price Equity Income Fund	192,398	185,593
T. Rowe Price Retirement 2010 Fund	206,149	551,362
T. Rowe Price Retirement 2020 Fund	2,187,153	2,997,946
T. Rowe Price Retirement 2030 Fund	3,011,830	2,023,603
T. Rowe Price Retirement 2040 Fund	1,822,612	1,751,356
T. Rowe Price Retirement 2050 Fund	1,523,399	522,168

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Purchases at Cost	Proceeds from Sales
T. Rowe Price Retirement Balanced Fund	$145,593	$93,128
UBS Global Allocation Fund	5,695	683
UBS US Allocation Fund	1	4,911
Vanguard Small-Cap Index Fund	89,091	320,957
Vanguard Mid-Cap Index Fund	110,215	288,165
Vanguard Total Bond Market Index Fund	117,718	235,883
Vanguard Total Stock Market Index Fund	22,216	2,346,887
Victory Diversified Stock Fund	47,640	54,628
Victory Special Value Fund	114,382	269,490
Victory Sycamore Small Company Opportunity Fund	651,283	1,012,447
Victory Sycamore Established Value Fund	1,343,213	2,030,197
Invesco Small Cap Discovery Fund	372,748	1,835,398
Invesco Comstock Fund	893,754	1,463,557
Invesco Equity and Income Fund	962,949	1,948,479
Invesco Growth and Income Fund	305,523	530,096
Invesco Mid Cap Growth Fund	48,221	1,320,735
Invesco Quality Income Fund	1,326	341
Invesco Small Cap Value Fund	77,932	269,160
Invesco American Value Fund	390,490	104,745
Invesco Value Opportunities Fund	13,122	43,962
Invesco Diversified Dividend Fund	72,704	65,791
Invesco American Franchise Fund	222,480	117,488
Invesco Global Core Equity Fund	15,743	506
Vanguard 500 Index Fund	2,608,949	1,476,272
Wells Fargo International Equity Fund	641	17,814
Wells Fargo Core Bond Fund	98,774	105,038
Columbia Seligman Communications and Information Fund	175,207	41,397
Columbia Seligman Global Technology Fund	110,205	26,848
Columbia Select Small Cap Value Fund	24	1
TIAA-CREF Large Cap Value Index Fund	701,678	390,330
TIAA-CREF Large Cap Growth Fund	578,755	919,393
TIAA-CREF Bond Index Fund	210,961	47,847
TIAA-CREF Equity Index Fund	852,622	668,264
MassMutual Select Equity Opportunities Fund	1,927,219	173,201
MM MSCI EAFE® International Index Fund	105,709	9,717
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	348,364	104,536
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	705,789	229,370
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	671,854	519,605
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	289,459	237,642
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	1,005,456	394,437
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	571,950	261,566
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	359,075	304,710
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	171,215	245,020
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	308,709	217,985
American Century Heritage Fund	449,696	129,796
ClearBridge Small Cap Value Fund	4,804	44
North Square Oak Ridge Small Cap Growth Fund	80,655	207,536
Invesco Intermediate Bond Factor Fund	5,586	674
MassMutual Premier Strategic Emerging Markets Fund	783	92

Sub-Account	Purchases at Cost	Proceeds from Sales
MassMutual Premier Small Cap Opportunities Fund	$505,792	$115,326
MassMutual Select Small Cap Growth Equity Fund	2,747,409	102,723
Fidelity VIP Freedom 2035 Portfolio	32,138	166
Fidelity VIP Freedom 2040 Portfolio	1	1
Fidelity VIP Freedom 2050 Portfolio	24	0
Ivy Small Cap Growth Fund	175,070	279,856
JPMorgan Mid Cap Growth Fund	2,039,084	117,878
Invesco Discovery Mid Cap Growth Fund	1,483,810	209,989
T. Rowe Price Retirement 2060 Fund	33,030	1,585
MSIF Global Opportunity Portfolio	16,791	36,433
JPMorgan U.S. Government Money Market Fund	951,707	1,125,432
American Century U.S. Government Money Market Fund	348,389	211,382
Invesco Balanced-Risk Commodity Strategy Fund	1,783	2,129
Columbia Select International Equity Fund	785	7,645
Putnam Growth Opportunities Fund	1,052	4,958
John Hancock New Opportunities Fund	26,880	16,650
MassMutual RetireSMARTSM by JPMorgan 2060 Fund	26,249	23
Columbia Large Cap Growth Opportunity Fund	228,027	109,626
Victory RS Value Fund	34,739	187,620
Pioneer Global Equity Fund	125,935	182,305
BlackRock Advantage Small Cap Growth Fund	313,156	348,877
MassMutual Select T.Rowe Price Retire 2030 Fund	1,042	10
MassMutual Select T.Rowe Price Retire 2035 Fund	11,496	484
MassMutual Select T.Rowe Price Retire 2040 Fund	588	8,484
MassMutual Select T.Rowe Price Retire 2050 Fund	1,034	24,118
MassMutual Select T.Rowe Price Retire 2055 Fund	0	5,530
MassMutual Select T.Rowe Price Retire 2060 Fund	5,748	3,404
BlackRock S&P 500 Index V.I. Fund	2,709,961	1,841,545
Hartford International Equity Fund	43,865	42,988
BNY Mellon Insight Core Plus Fund	345,775	104,088
Keeley Small Cap Dividend Value Fund	30,794	227,505
Hartford Global Impact Fund	7,402	11,558
Invesco Dividend Income Fund	6,780	36
AB Sustainable Global Thematic Fund	1,916,151	0
AllianzGI Global Water Fund	941,951	10,433
MassMutual Premier Global Fund	113,096	0
Columbia Acorn International Select Fund	4,902	209
MM Russell 2000® Small Cap Index Fund	69,693	156,317
MM S&P 500® Index Fund	948,033	660,418
MM S&P Mid Cap Index Fund	634,861	653,943
Russell Balanced Strategy Fund	57,844	87,296
Russell Conservative Strategy Fund	5,530	5,436
Russell Equity Growth Strategy Fund	6,994	7,142
Russell Growth Strategy Fund	42,724	32,633
Russell Moderate Strategy Fund	44,444	27,816

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

5.  Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century Equity Income Fund	2,046,853	999,111	1,047,742
American Century Growth Fund	8,648	784,236	(775,588)
American Century Ultra® Fund	2,968	2,676	292
American Century VP Balanced Fund	19,838	2,609	17,229
American Century VP International Fund	6	652	(646)
American Century Small Cap Value Fund	9,171	15,850	(6,679)
American Century Focused Large Cap Value	199	188	11
American Century Inflation-Adjusted Bond Fund	767	2	765
American Century Equity Growth Fund	352	41	311
American Century VP Income & Growth Fund	328	100	230
American Century VP Ultra Fund	4,755	7,394	(2,639)
American Century VP Value Fund	1,600	20,415	(18,815)
American Century Mid Cap Value Fund	3,210	8,372	(5,162)
Invesco V.I. Small Cap Equity Fund	—	204	(204)
Invesco V.I. Diversified Dividend Fund	598	683	(85)
Invesco European Growth Fund	1,977	1,484	493
Invesco International Growth Fund	3,040	4,379	(1,339)
Invesco Mid Cap Core Equity Fund	316	9,656	(9,339)
Invesco Small Cap Growth Fund*	40,034	15,700	24,333
Invesco Real Estate Fund	44,929	41,156	3,773
Invesco Small Cap Equity Fund	2,593	19,336	(16,743)
Invesco Emerging Markets All Cap Fund	25,223	45,613	(20,390)
American Century Diversified Bond Fund	3,399	8,639	(5,239)
Domini Impact Equity Fund	2,726	24,852	(22,126)
AB Global Bond Fund	2,172	667	1,505
AB Global Risk Allocation Fund	453	1,484	(1,031)
AB Relative Value Fund	60	5	55
AB Sustainable International Thematic Fund	7,164	8,580	(1,416)
AB International Value Fund	7,460	8,812	(1,352)
AB Growth Fund	212	180	32
AB Discovery Growth Fund	773	1,759	(986)
AB Discovery Value Fund	5,080	11,798	(6,718)
AB Value Fund	343	173	169
AB High Income Fund	20,124	16,495	3,629
American Funds AMCAP Fund®	16,837	19,521	(2,684)
American Funds American Balanced Fund®	874,232	159,228	715,005
American Funds Capital Income Builder®	92,172	184,670	(92,497)
American Funds EuroPacific Growth Fund	154,869	554,663	(399,795)
American Funds Fundamental Investors FundSM	81,077	118,044	(36,966)
American Funds New Perspective Fund®	59,424	63,678	(4,254)
American Funds The Bond Fund of America®	50,307	62,449	(12,142)
American Funds The Growth Fund of America®	135,066	252,426	(117,360)
American Funds The Income Fund of America®	96,832	104,381	(7,549)
American Funds The Investment Company of America®	63,330	83,749	(20,419)
American Funds The New Economy Fund®	16,733	24,116	(7,383)
American Funds Washington Mutual Investors FundSM	25,619	35,821	(10,202)
American Funds American Mutual Fund®	23,229	20,179	3,050

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Capital World Growth and Income Fund®	81,801	137,063	(55,262)
American Funds SMALLCAP World Fund®	7,756	8,298	(542)
New World Fund	3,690	10,938	(7,249)
Ariel Appreciation Fund	227	4,934	(4,706)
Ariel Fund	507	11,600	(11,093)
Artisan Mid Cap Value Fund	793	12,853	(12,060)
Ave Maria Rising Dividend Fund	6,235	3,921	2,314
Ave Maria Value Fund	47	14	32
Ave Maria Growth Fund	960	2,278	(1,318)
BlackRock LifePath® Dynamic 2030 Fund	141,194	170,766	(29,572)
BlackRock LifePath® Dynamic 2040 Fund	156,402	145,727	10,675
BlackRock LifePath® Dynamic Retirement Fund	89,196	167,286	(78,091)
BlackRock LifePath® Dynamic 2050 Fund	38,654	41,053	(2,399)
BlackRock LifePath® Dynamic 2025 Fund	10,476	360	10,116
BlackRock LifePath® Dynamic 2035 Fund	5,269	1,896	3,374
BlackRock LifePath® Dynamic 2045 Fund	3,989	3,245	744
BlackRock LifePath® Dynamic 2055 Fund	10,915	1,875	9,040
Baron Small Cap Fund	2,838	59,439	(56,601)
BlackRock U.S. Government Bond Portfolio	5,264	1,734	3,530
BlackRock Equity Dividend Fund	7,567	8,402	(835)
BlackRock Capital Appreciation Fund	559	4,627	(4,067)
BlackRock Advantage Large Cap Growth Fund	786	587	199
Calvert VP SRI Balanced Portfolio	175	483	(308)
Calvert Equity Fund	69,634	37,124	32,511
Calvert Bond Fund	24,347	35,364	(11,016)
Calvert Income Fund	9,133	9,316	(182)
Columbia Contrarian Core Fund	1,519	2,609	(1,090)
Columbia Small Cap Value I Fund	1,514	296	1,218
Columbia Select Mid Cap Value Fund*	30,464	10,576	19,888
Columbia Acorn Fund	3,178	6,822	(3,644)
CRM Mid Cap Value Fund	1,277	2,359	(1,082)
Columbia Disciplined Small Core Fund	792	3,651	(2,859)
Davis Financial Fund	1,619	426	1,193
Davis New York Venture Fund	16,887	40,258	(23,372)
Davis Opportunity Fund	639	3,870	(3,231)
Delaware Diversified Income Fund	2,387	40	2,346
Delaware Extended Duration Bond Fund	13	636	(623)
Dreyfus Bond Market Index Fund	271,690	220,814	50,877
Dreyfus VIF Appreciation Portfolio	70	332	(262)
Dreyfus International Stock Index Fund	45	4,111	(4,065)
Dreyfus MidCap Index Fund	59,513	82,729	(23,215)
Dreyfus SmallCap Stock Index Fund	46,953	66,726	(19,773)
Dreyfus VIF Growth and Income Portfolio	4	—	4
Dreyfus VIF Quality Bond Portfolio Fund	177	5,173	(4,996)
Dreyfus S&P 500 Index Fund	211,757	230,972	(19,214)
Eaton Vance Large-Cap Value Fund	7,561	302,539	(294,978)
Eaton Vance Dividend Builder Fund	2,698	16,635	(13,937)
Eaton Vance Worldwide Health Sciences Fund	3,690	3,719	(29)
Eaton Vance Income Fund of Boston	127,660	41,480	86,180
Eaton Vance Balanced Fund	1,165	104	1,060

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Eaton Vance Atlanta Capital SMID-Cap Fund	4,436	9,892	(5,455)
Wells Fargo Asset Allocation Fund	752	387	365
Wells Fargo Emerging Markets Equity Fund	18,104	23,739	(5,635)
Wells Fargo Utility & Telecommunications Fund	72	68	4
Alger Capital Appreciation Institutional Portfolio	21,306	38,717	(17,411)
Alger Mid Cap Growth Institutional Fund	9,158	5,835	3,323
Alger Small Cap Growth Institutional Fund	7,073	4,114	2,960
Nuveen Mid Cap Growth Opportunities Fund	564	2,174	(1,609)
Nuveen Small Cap Select Fund	224	260	(37)
Fidelity Advisor Equity Growth Fund	2,380	953	1,427
Fidelity Advisor Value Strategies Fund	361	433	(72)
Fidelity Advisor Leveraged Company Stock Fund	10,692	17,275	(6,584)
Federated Hermes Equity Income Fund, Inc	2,302	2,070	232
Federated Hermes Fund for U.S. Government Securities	9,243	11,123	(1,880)
Federated Hermes MDT Mid Cap Growth Fund	585	1,322	(737)
Federated Hermes High Income Bond Fund, Inc.	43	242	(199)
Federated Hermes Kaufmann Fund	30,258	46,290	(16,032)
Federated Hermes Short-Term Income Fund	—	3	(3)
Federated Hermes Total Return Bond Fund	389	798	(409)
Federated Hermes Clover Small Value Fund	116	398	(282)
Federated Hermes International Leaders Fund	293	271	22
Fidelity® VIP Growth Opportunities Portfolio	15,684	17,115	(1,431)
Fidelity® VIP Overseas Portfolio	848	5,601	(4,753)
Fidelity® VIP Value Strategies Portfolio	214	851	(636)
Fidelity® VIP Balanced Portfolio	15,697	9,471	6,227
Fidelity® VIP Growth & Income Portfolio	769	4,190	(3,421)
Fidelity® VIP Freedom 2030 Portfolio	243	7	237
Fidelity® VIP Freedom 2015 Portfolio	747	18	729
Fidelity® VIP Freedom 2025 Portfolio	673	160	513
Fidelity Advisor® Stock Selector All Cap Fund	77	1	76
Templeton Developing Markets Trust	8,212	17,384	(9,172)
Franklin High Income Fund	7,019	7,632	(613)
Franklin Strategic Income Fund	23,540	28,885	(5,345)
Templeton Global Bond Fund	49,313	93,396	(44,083)
Franklin U.S. Government Securities Fund	3,079	7,719	(4,640)
Franklin Small Cap Value Fund	13,841	14,426	(585)
Franklin Mutual Global Discovery Fund	99,145	130,993	(31,848)
Templeton Growth Fund	19,039	30,701	(11,662)
Franklin Income Fund	35,380	61,890	(26,510)
Franklin Growth Fund	39,786	499,779	(459,993)
Franklin Total Return Fund	4,476	4,490	(14)
Franklin Balance Sheet Investment Fund	1,136	4,986	(3,850)
Franklin Mutual Beacon Fund	2,645	2,272	373
Franklin Mutual Shares Fund	13,433	23,030	(9,597)
Franklin Small-Mid Cap Growth Fund	5,628	66,794	(61,166)
Franklin Conservative Allocation Fund	17,618	31,184	(13,566)
Franklin Growth Allocation Fund	52,967	63,486	(10,519)
Franklin Moderate Allocation Fund	46,685	29,616	17,069
Templeton Foreign Fund	17,162	100,823	(83,660)
Highland Socially Responsible Equity Fund	529	2,826	(2,298)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs Income Builder Fund	113	1,261	(1,148)
Goldman Sachs Capital Growth Fund	262	0	261
Goldman Sachs Core Fixed Income Fund	756	124	633
Goldman Sachs Government Income Fund	23,686	78,333	(54,647)
Goldman Sachs Equity Income Fund	299	5	294
Goldman Sachs Growth Opportunities Fund	4,417	6,147	(1,729)
Goldman Sachs Focused International Equity Fund	304	50	255
Goldman Sachs Mid Cap Value Fund	8,217	22,878	(14,661)
Goldman Sachs Small Cap Value Fund	53,374	74,556	(21,182)
Goldman Sachs Strategic Growth Fund	902	1	901
Goldman Sachs High Yield Fund	10,448	106,385	(95,936)
Goldman Sachs Large Cap Value Fund	4,425	9,321	(4,896)
Goldman Sachs Small/Mid Cap Growth Fund	253	696	(443)
Goldman Sachs Satellite Strategies Portfolio	15	0	15
Hartford Balanced HLS Fund	33,127	71,307	(38,180)
Hartford Total Return Bond HLS Fund	88,587	161,948	(73,359)
Hartford Capital Appreciation HLS Fund	11,276	135,294	(124,017)
Hartford Dividend and Growth HLS Fund*	122,584	325,533	(202,949)
The Hartford Healthcare HLS Fund	10,161	17,913	(7,752)
Hartford Global Growth HLS Fund	14,281	79,979	(65,698)
Hartford Disciplined Equity HLS Fund*	669,124	43,860	625,264
Hartford Growth Opportunities HLS Fund	36,938	285,703	(248,765)
Hartford International Opportunities HLS Fund	6,777	8,926	(2,149)
Hartford MidCap HLS Fund	4,648	69,688	(65,041)
Hartford Ultrashort Bond HLS Fund*	126,283	58,013	68,270
Hartford Small Company HLS Fund	18,393	130,472	(112,079)
Hartford Small Cap Growth HLS Fund	2,621	3,541	(920)
Hartford Stock HLS Fund	2,341	20,913	(18,573)
Hartford U.S. Government Securities HLS Fund	9,776	64,612	(54,836)
Hartford Value HLS Fund	4,919	69,582	(64,663)
The Hartford Checks and Balances Fund	1,070	7,498	(6,428)
The Hartford High Yield	1,372	180	1,192
The Hartford Dividend and Growth Fund	4,910	12,020	(7,109)
The Hartford International Opportunities Fund	4,645	15,070	(10,424)
The Hartford MidCap Fund	4,154	8,512	(4,359)
The Hartford Small Company Fund	1,583	3,682	(2,100)
The Hartford Total Return Bond Fund	12,517	19,210	(6,693)
The Hartford Healthcare Fund	6,320	1,405	4,915
The Hartford Growth Opportunities Fund	2,362	9,288	(6,927)
Hartford Moderate Allocation Fund	9,391	24,559	(15,167)
The Hartford Conservative Allocation Fund	4,594	1,052	3,542
The Hartford Capital Appreciation Fund	17,009	41,899	(24,891)
The Hartford Growth Allocation Fund	15,770	26,127	(10,358)
The Hartford Inflation Plus Fund	5,026	8,549	(3,522)
The Hartford Equity Income Fund	4,503	1,824	2,680
The Hartford Balanced Income Fund	7,944	5,807	2,138
The Hartford MidCap Value Fund	526	7,317	(6,791)
Hotchkis and Wiley Large Cap Value Fund	1,723	5,456	(3,733)
Invesco V.I. Technology Fund	3,423	6,645	(3,221)
Invesco Technology Fund	11,807	6,339	5,468

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Ivy Natural Resources Fund	24,993	32,584	(7,591)
Ivy Large Cap Growth Fund	3,790	6,781	(2,991)
Ivy Science & Technology Fund	12,102	13,086	(984)
Ivy Asset Strategy Fund	2,302	3,076	(774)
Janus Henderson Forty Portfolio	5,534	6,616	(1,082)
Janus Henderson Global Research Portfolio	8	1,367	(1,359)
Janus Henderson Enterprise Portfolio	184	622	(438)
Janus Henderson Balanced Portfolio	51	8,959	(8,908)
Janus Henderson Overseas Portfolio	451	2,926	(2,475)
Janus Henderson Flexible Bond Fund	600	—	600
Janus Henderson Forty Fund	16,695	21,249	(4,554)
Janus Henderson Balanced Fund	13,739	29,233	(15,494)
Janus Henderson Enterprise Fund	4,158	4,646	(488)
Janus Henderson Overseas Fund	12,528	16,320	(3,792)
Janus Henderson Global Research Fund	189	876	(687)
Janus Henderson Mid Cap Value Fund	9,948	5,758	4,190
PGIM Jennison Natural Resources Fund	6,638	64,156	(57,518)
PGIM Jennison Mid-Cap Growth Fund	1,939	2,395	(456)
PGIM Jennison 20/20 Focus Fund	728	722	5
MassMutual Premier High Yield Fund	330,328	106,091	224,237
JPMorgan Large Cap Growth Fund	12,806	4,373	8,433
JPMorgan Core Bond Fund	127,599	335,492	(207,892)
JPMorgan Small Cap Equity Fund	97	379	(281)
JPMorgan Small Cap Growth Fund	7,996	4,360	3,636
JPMorgan Small Cap Value Fund	4,501	7,579	(3,078)
JPMorgan U.S. Equity Fund	8,078	14,715	(6,637)
JPMorgan SmartRetirement 2020 Fund	55,988	111,292	(55,305)
JPMorgan SmartRetirement 2025 Fund	92,237	145,389	(53,152)
JPMorgan SmartRetirement 2030 Fund	67,952	82,662	(14,710)
JPMorgan SmartRetirement 2035 Fund	48,895	100,846	(51,951)
JPMorgan SmartRetirement 2040 Fund	59,115	63,207	(4,092)
JPMorgan SmartRetirement 2045 Fund	50,749	91,450	(40,701)
JPMorgan SmartRetirement 2050 Fund	55,995	71,345	(15,350)
JPMorgan SmartRetirement Income Fund	12,864	61,231	(48,367)
JP Morgan Smart Retirement 2055 Fund	35,192	70,240	(35,048)
Loomis Sayles Bond Fund	330,239	478,679	(148,440)
LKCM Aquinas Catholic Equity Fund	653	—	653
Lord Abbett Affiliated Fund	2,748	925	1,823
Lord Abbett Fundamental Equity Fund	12,743	15,438	(2,695)
Lord Abbett Bond Debenture Fund	10,750	20,643	(9,893)
Lord Abbett Growth Opportunities Fund	608	2	606
Lord Abbett Dividend Growth Fund	1,390	384	1,005
Lord Abbett Total Return Fund	95,749	82,146	13,602
Lord Abbett Developing Growth Fund	3,674	7,069	(3,395)
Lord Abbett International Equity Inv Opt	3,999	6,661	(2,662)
Lord Abbett Value Opportunities Fund	17,967	43,494	(25,527)
Clearbridge Value Trust	247	1,781	(1,533)
BMO Mid-Cap Value Fund	4,367	10,197	(5,829)
MFS® Emerging Markets Debt Fund	4,264	3,749	516
Massachusetts Investors Growth Stock Fund	9,075	35,738	(26,663)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS High Income Fund	3,843	9,794	(5,952)
MFS International New Discovery Fund	1,214	1,784	(570)
MFS Mid Cap Growth Fund	1,714	6,285	(4,571)
MFS New Discovery Fund	40,705	33,980	6,726
MFS Research International Fund	38,860	23,557	15,303
MFS Total Return Fund	28,122	30,757	(2,636)
MFS Utilities Fund	15,260	47,733	(32,473)
MFS Value Fund	197,271	90,040	107,231
MFS Total Return Bond Fund	39,621	23,922	15,699
MFS Massachusetts Investors Trust	5,337	8,562	(3,225)
MFS International Growth Fund	4,320	3,518	802
MFS Core Equity Fund	1,531	16,635	(15,104)
MFS Government Securities Fund	133,638	97,858	35,780
MFS International Value Fund	224,393	71,209	153,183
MFS Technology Fund	1,104	613	491
MFS Core Equity Series	6	799	(793)
MFS Utilities Series	4	5,018	(5,014)
MFS Growth Fund	9,896	1,499	8,397
MFS High Yield Portfolio	456	10,295	(9,839)
BlackRock Global Allocation Fund, Inc.	46,982	51,262	(4,279)
BlackRock Advantage Large Cap Core Fund	164	593	(429)
BlackRock Advantage U.S. Total Market Fund	10	647	(637)
BlackRock Mid Cap Dividend Fund	10,627	10,380	248
BlackRock International Dividend Fund	6,172	7,968	(1,796)
BlackRock Mid Cap Growth Equity Portfolio	6,058	5,822	236
Victory Munder Mid-Cap Core Growth Fund	2,571	93,565	(90,994)
Neuberger Berman Sustainable Equity Fund	9,747	14,577	(4,830)
Nuveen NWQ International Value Fund	1,985	692	1,293
The Oakmark International Small Cap Fund	290	565	(275)
The Oakmark Equity and Income Fund	568	493,617	(493,049)
Invesco Capital Appreciation Fund	3,355	10,025	(6,670)
Invesco Global Fund	6,703	31,529	(24,826)
Invesco Global Opportunities Fund	3,413	10,740	(7,327)
Invesco Oppenheimer International Growth Fund	16,888	226,843	(209,956)
Invesco Main Street Fund	3,282	3,514	(232)
Invesco Global Strategic Income Fund	10,682	15,263	(4,580)
Invesco Main Street Mid Cap Fund*	24,108	24,362	(255)
Invesco International Bond Fund	27,488	39,847	(12,359)
Invesco Oppenheimer Mid Cap Value Fund	3,732	25,578	(21,846)
Invesco Main Street All Cap Fund	5,630	1,790	3,840
Invesco Gold & Special Minerals Fund	33,887	62,873	(28,986)
Invesco Oppenheimer Real Estate Fund	8,981	66,276	(57,295)
Invesco Oppenheimer Equity Income Fund	15	425	(410)
Invesco International Diversified Fund	3,499	1,664	1,835
Invesco Rising Dividends Fund	807	700	106
Putnam Global Equity Fund	113	1,371	(1,258)
Putnam VT High Yield Fund	506	9,391	(8,885)
Putnam VT Emerging Markets Equity Fund	168	3,308	(3,141)
Putnam VT Sustainable Leaders Fund	136	726	(589)
Putnam VT Small Cap Value Fund	958	3,815	(2,857)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Pioneer Disciplined Value Fund	1,993	617	1,376
Pioneer Equity Income Fund	147	1	146
Pioneer Fundamental Growth Fund	298	107	191
AllianzGI International Value Fund	708	96	612
AllianzGI Small-Cap Value Fund	5,154	14,181	(9,027)
AllianzGI Dividend Value Fund	38,454	49,305	(10,851)
AMG GW&K Mid Cap Fund	260	582	(322)
PIMCO Total Return Fund	174,834	189,042	(14,208)
PIMCO Emerging Markets Bond Fund	2,018	2,883	(865)
PIMCO Real Return Fund	76,340	125,516	(49,176)
Pioneer Fund	7,057	8,857	(1,801)
Pioneer High Yield Fund	5,226	7,000	(1,774)
Pioneer Strategic Income Fund	40,954	52,942	(11,988)
Pioneer Mid Cap Value Fund	18,857	8,248	10,609
Pioneer Select Mid Cap Growth Fund	1,986	339	1,647
PIMCO Total Return ESG Fund	158,629	1,904	156,725
Putnam Equity Income Fund	4,532	8,180	(3,648)
Putnam High Yield Fund	7,984	16,772	(8,788)
Putnam International Equity Fund	341	1,358	(1,016)
Putnam International Capital Opportunities Fund	2,277	3,468	(1,191)
Putnam Small Cap Growth Fund	2,068	1,064	1,004
Royce Total Return Fund	21,910	17,590	4,321
Royce Smaller-Companies Growth Fund	492	3,312	(2,819)
Royce Small-Cap Value Fund	5,455	10,455	(5,000)
Columbia Large Cap Value Fund	376	1,543	(1,167)
Columbia Small/Mid Cap Value Fund	1,855	17,979	(16,124)
RidgeWorth Ceredex Small Cap Value Equity Fund	2,642	3,277	(635)
RidgeWorth Ceredex Mid-Cap Value Equity Fund	2,571	13,323	(10,752)
RidgeWorth Seix Total Return Bond Fund	384	12,214	(11,831)
RidgeWorth Ceredex Large Cap Value Equity Fund	571	571	(0)
DWS Equity Dividend Fund	735	156	579
DWS Capital Growth Fund	191	1	191
DWS Enhanced Emerging Markets Fixed Income	45	406	(361)
SSgA S&P 500 Index Fund	17,128	23,971	(6,843)
DWS Core Equity VIP	—	11	(11)
DWS Global Growth Fund	1,838	50	1,788
Select Overseas Fund	6,886	8,243	(1,357)
MassMutual Select Total Return Bond Fund	4,017	4,781	(764)
MassMutual Blue Chip Growth Fund	3,155,464	290,473	2,864,991
Select T. Rowe Price/Frontier MC Gr II Fund	96,312	2,137	94,175
Select Western Strategic Bond Fund	529,228	90,973	438,254
ClearBridge Appreciation Fund	2,617	2,881	(265)
ClearBridge Aggressive Growth Fund	2,974	2,889	85
ClearBridge Mid Cap Fund	6,813	5,429	1,384
ClearBridge Small Cap Growth Fund	5,420	7,116	(1,696)
Thornburg International Value Fund	16,827	28,161	(11,334)
Thornburg Core Growth Fund	4,224	28,786	(24,562)
Thornburg Small/Mid Cap Growth Fund	2,703	5,537	(2,834)
Timothy Plan Large/Mid Cap Value Fund	892	1,460	(568)
T. Rowe Price Growth Stock Fund, Inc.	36,775	48,183	(11,407)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
T. Rowe Price Equity Income Fund	10,097	11,570	(1,473)
T. Rowe Price Retirement 2010 Fund	8,584	32,060	(23,476)
T. Rowe Price Retirement 2020 Fund	64,794	167,514	(102,720)
T. Rowe Price Retirement 2030 Fund	112,765	101,142	11,623
T. Rowe Price Retirement 2040 Fund	70,416	85,199	(14,783)
T. Rowe Price Retirement 2050 Fund	64,162	24,268	39,894
T. Rowe Price Retirement Balanced Fund	4,325	5,350	(1,026)
UBS Global Allocation Fund	377	39	339
UBS US Allocation Fund	—	237	(237)
Vanguard Small-Cap Index Fund	2,936	21,206	(18,270)
Vanguard Mid-Cap Index Fund	4,787	17,577	(12,790)
Vanguard Total Bond Market Index Fund	6,953	18,738	(11,785)
Vanguard Total Stock Market Index Fund	831	138,761	(137,930)
Victory Diversified Stock Fund	1,450	1,886	(436)
Victory Special Value Fund	4,427	12,691	(8,265)
Victory Sycamore Small Company Opportunity Fund	28,155	44,039	(15,884)
Victory Sycamore Established Value Fund	17,467	39,588	(22,121)
Invesco Small Cap Discovery Fund	12,615	80,243	(67,627)
Invesco Comstock Fund	34,728	66,896	(32,169)
Invesco Equity and Income Fund	35,827	100,258	(64,431)
Invesco Growth and Income Fund	14,121	33,804	(19,683)
Invesco Mid Cap Growth Fund	2,085	52,547	(50,462)
Invesco Quality Income Fund	89	25	64
Invesco Small Cap Value Fund	2,146	5,884	(3,738)
Invesco American Value Fund	12,124	2,771	9,353
Invesco Value Opportunities Fund	918	2,861	(1,943)
Invesco Diversified Dividend Fund	2,802	3,258	(457)
Invesco American Franchise Fund	4,457	3,711	746
Invesco Global Core Equity Fund	393	1	392
Vanguard 500 Index Fund	144,808	81,320	63,488
Wells Fargo International Equity Fund	27	1,858	(1,831)
Wells Fargo Core Bond Fund	7,112	8,118	(1,006)
Columbia Seligman Communications and Information Fund	1,768	934	834
Columbia Seligman Global Technology Fund	999	502	497
TIAA-CREF Large Cap Value Index Fund	34,064	18,393	15,671
TIAA-CREF Large Cap Growth Fund	15,329	25,591	(10,262)
TIAA-CREF Bond Index Fund	16,712	3,900	12,812
TIAA-CREF Equity Index Fund	31,981	24,130	7,851
MassMutual Select Equity Opportunities Fund	162,141	15,047	147,095
MM MSCI EAFE® International Index Fund	8,840	891	7,949
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	26,037	8,195	17,841
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	46,469	16,116	30,354
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	44,122	37,942	6,180
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	17,568	16,714	854
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	74,952	30,145	44,807
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	42,141	18,708	23,433
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	27,208	22,160	5,048
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	11,828	19,241	(7,413)
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	22,552	15,164	7,388
American Century Heritage Fund	12,564	7,054	5,510

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
ClearBridge Small Cap Value Fund	323	0	323
North Square Oak Ridge Small Cap Growth Fund	3,623	14,025	(10,402)
Invesco Intermediate Bond Factor Fund	434	49	385
MassMutual Premier Strategic Emerging Markets Fund	46	—	46
MassMutual Premier Small Cap Opportunities Fund	34,199	8,455	25,745
MassMutual Select Small Cap Growth Equity Fund	130,572	4,775	125,798
Fidelity VIP Freedom 2035 Portfolio	2,771	4	2,767
Ivy Small Cap Growth Fund	7,874	14,714	(6,839)
JPMorgan Mid Cap Growth Fund	131,693	7,875	123,818
Invesco Discovery Mid Cap Growth Fund	119,656	13,743	105,914
T. Rowe Price Retirement 2060 Fund	2,196	92	2,104
MSIF Global Opportunity Portfolio	663	1,537	(874)
JPMorgan U.S. Government Money Market Fund	95,317	110,741	(15,424)
American Century U.S. Government Money Market Fund	34,549	20,842	13,707
Invesco Balanced-Risk Commodity Strategy Fund	192	268	(76)
Columbia Select International Equity Fund	—	583	(583)
Putnam Growth Opportunities Fund	46	217	(171)
John Hancock New Opportunities Fund	833	969	(136)
MassMutual RetireSMARTSM by JPMorgan 2060 Fund	1,912	0	1,912
Columbia Large Cap Growth Opportunity Fund	6,396	5,854	542
Victory RS Value Fund	229	15,416	(15,188)
Pioneer Global Equity Fund	12,015	16,657	(4,641)
BlackRock Advantage Small Cap Growth Fund	20,254	27,491	(7,237)
MassMutual Select T.Rowe Price Retire 2030 Fund	83	1	82
MassMutual Select T.Rowe Price Retire 2035 Fund	931	2	929
MassMutual Select T.Rowe Price Retire 2040 Fund	53	1,071	(1,018)
MassMutual Select T.Rowe Price Retire 2050 Fund	81	2,207	(2,126)
MassMutual Select T.Rowe Price Retire 2055 Fund	—	506	(506)
MassMutual Select T.Rowe Price Retire 2060 Fund	499	310	189
BlackRock S&P 500 Index V.I. Fund	161,653	149,831	11,823
Hartford International Equity Fund	4,051	4,184	(132)
BNY Mellon Insight Core Plus Fund	28,041	8,724	19,317
Keeley Small Cap Dividend Value Fund	2,408	24,193	(21,785)
Hartford Global Impact Fund	716	935	(219)
Invesco Dividend Income Fund	578	0	578
AB Sustainable Global Thematic Fund	130,734	—	130,734
AllianzGI Global Water Fund	76,856	903	75,953
MassMutual Premier Global Fund	7,717	—	7,717
Columbia Acorn International Select Fund	448	18	430
MM Russell 2000® Small Cap Index Fund	4,525	10,788	(6,263)
MM S&P 500® Index Fund	30,069	38,324	(8,255)
MM S&P Mid Cap Index Fund	38,881	45,778	(6,896)
Russell Balanced Strategy Fund	5,760	8,185	(2,425)
Russell Conservative Strategy Fund	462	467	(5)
Russell Equity Growth Strategy Fund	559	559	—
Russell Growth Strategy Fund	3,967	2,679	1,288
Russell Moderate Strategy Fund	4,002	2,154	1,848
Invesco Developing Markets Fund	11,093	29,008	(17,915)

The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century Equity Income Fund	59,175	164,063	(104,888)
American Century Growth Fund	6,188	109,753	(103,565)
American Century Ultra® Fund	812	3,798	(2,986)
American Century VP Balanced Fund	454	1,877	(1,423)
American Century VP International Fund	425	877	(452)
American Century Small Cap Value Fund	3,706	22,314	(18,608)
American Century Large Company Value Fund	296	363	(67)
American Century Inflation-Adjusted Bond Fund	872	104	768
American Century Equity Growth Fund	857	14,736	(13,879)
American Century VP Income & Growth Fund	185	3,551	(3,366)
American Century VP Ultra Fund	48	1,501	(1,453)
American Century VP Value Fund	616	6,380	(5,764)
American Century Mid Cap Value Fund	7,282	20,685	(13,403)
Invesco V.I. Diversified Dividend Fund	—	417	(417)
Invesco European Growth Fund	1,836	10,006	(8,170)
Invesco International Growth Fund	2,865	2,984	(119)
Invesco Mid Cap Core Equity Fund	1,159	7,675	(6,516)
Invesco Small Cap Growth Fund	8,162	22,985	(14,823)
Invesco Real Estate Fund	12,189	29,940	(17,751)
Invesco Small Cap Equity Fund	7,197	24,446	(17,249)
Invesco Emerging Markets All Cap Fund	30,707	42,977	(12,270)
American Century Diversified Bond Fund	5,047	830	4,217
Domini Impact Equity Fund	3,385	12,724	(9,339)
AB Global Bond Fund	1,626	212	1,414
AB Global Risk Allocation Fund	576	630	(54)
AB Relative Value Fund	501	7,132	(6,631)
AB Sustainable International Thematic Fund	8,571	17,232	(8,661)
AB International Value Fund	6,527	9,259	(2,732)
AB Growth Fund	140	2,364	(2,224)
AB Discovery Growth Fund	826	5,552	(4,726)
AB Discovery Value Fund	4,096	12,229	(8,133)
AB Value Fund	152	29	123
AB High Income Fund	8,930	12,339	(3,409)
American Funds AMCAP Fund®	16,638	54,892	(38,254)
American Funds American Balanced Fund®	62,237	69,264	(7,027)
American Funds Capital Income Builder®	86,624	148,821	(62,197)
American Funds EuroPacific Growth Fund	81,574	359,324	(277,750)
American Funds Fundamental Investors FundSM	59,595	131,871	(72,276)
American Funds New Perspective Fund®	52,736	68,050	(15,314)
American Funds The Bond Fund of America®	41,189	51,147	(9,958)
American Funds The Growth Fund of America®	124,679	334,746	(210,067)
American Funds The Income Fund of America®	59,209	132,571	(73,362)
American Funds The Investment Company of America®	43,253	94,283	(51,030)
American Funds The New Economy Fund®	11,614	19,364	(7,750)
American Funds Washington Mutual Investors FundSM	21,136	44,595	(23,459)
American Funds American Mutual Fund®	23,821	33,766	(9,945)
American Funds Capital World Growth and Income Fund®	69,674	157,577	(87,903)
American Funds SMALLCAP World Fund®	8,720	14,236	(5,516)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
New World Fund	3,928	1,895	2,033
Ariel Appreciation Fund	551	461	90
Ariel Fund	906	402	504
Artisan Mid Cap Value Fund	1,212	11,092	(9,880)
Ave Maria Rising Dividend Fund	5,573	21,455	(15,882)
Ave Maria Value Fund	73	15	58
Ave Maria Growth Fund	2,863	370	2,493
BlackRock LifePath® Dynamic 2020 Fund	68,640	1,053,413	(984,773)
BlackRock LifePath® Dynamic 2030 Fund	154,712	288,161	(133,449)
BlackRock LifePath® Dynamic 2040 Fund	178,259	328,162	(149,903)
BlackRock LifePath® Dynamic Retirement Fund	869,375	49,205	820,170
BlackRock LifePath® Dynamic 2050 Fund	46,655	51,418	(4,763)
BlackRock LifePath® Dynamic 2025 Fund	3,608	5,299	(1,691)
BlackRock LifePath® Dynamic 2035 Fund	5,491	2,417	3,074
BlackRock LifePath® Dynamic 2045 Fund	5,167	611	4,556
BlackRock LifePath® Dynamic 2055 Fund	10,049	2,543	7,506
Baron Small Cap Fund	1,678	10,166	(8,488)
BlackRock U.S. Government Bond Portfolio	1,645	4,254	(2,609)
BlackRock Equity Dividend Fund	7,690	18,529	(10,839)
BlackRock Capital Appreciation Fund	3,378	2,323	1,055
BlackRock Advantage Large Cap Growth Fund	313	1,165	(852)
Calvert VP SRI Balanced Portfolio	441	254	187
Calvert Equity Fund	24,500	59,740	(35,240)
Calvert Bond Fund	21,675	29,294	(7,619)
Calvert Income Fund	10,323	4,286	6,037
Columbia Contrarian Core Fund	1,525	6,710	(5,185)
Columbia Small Cap Value I Fund	71	42	29
Columbia Select Mid Cap Value Fund	5,570	13,723	(8,153)
Columbia Acorn Fund	9,837	4,754	5,083
CRM Mid Cap Value Fund	1,028	1,266	(238)
Columbia Disciplined Small Core Fund	970	340	630
Davis Financial Fund	1,622	824	798
Davis New York Venture Fund	17,917	29,808	(11,891)
Davis Opportunity Fund	400	455	(55)
Delaware Diversified Income Fund	3,666	24,581	(20,915)
Delaware Extended Duration Bond Fund	167	1,266	(1,099)
Dreyfus Bond Market Index Fund	175,759	211,928	(36,169)
Dreyfus VIF Appreciation Portfolio	551	909	(358)
Dreyfus International Stock Index Fund	66	4,295	(4,229)
Dreyfus MidCap Index Fund	38,664	87,837	(49,173)
Dreyfus SmallCap Stock Index Fund	41,140	60,853	(19,713)
Dreyfus VIF Growth and Income Portfolio	272	945	(673)
Dreyfus VIF Quality Bond Portfolio Fund	398	—	398
Dreyfus S&P 500 Index Fund	239,224	350,561	(111,337)
Eaton Vance Large-Cap Value Fund	8,169	48,589	(40,420)
Eaton Vance Dividend Builder Fund	4,016	9,092	(5,076)
Eaton Vance Worldwide Health Sciences Fund	5,162	3,630	1,532
Eaton Vance Income Fund of Boston	19,602	35,482	(15,880)
Eaton Vance Balanced Fund	2,123	2,122	1
Eaton Vance Atlanta Capital SMID-Cap Fund	7,984	22,656	(14,672)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Wells Fargo Asset Allocation Fund	796	3,018	(2,222)
Wells Fargo Emerging Markets Equity Fund	11,671	17,598	(5,927)
Wells Fargo Utility & Telecommunications Fund	65	152	(87)
Alger Capital Appreciation Institutional Portfolio	17,838	28,688	(10,850)
Alger Mid Cap Growth Institutional Fund	7,735	8,866	(1,131)
Alger Small Cap Growth Institutional Fund	3,935	3,578	357
Nuveen Mid Cap Growth Opportunities Fund	854	13,190	(12,336)
Nuveen Small Cap Select Fund	230	1,521	(1,291)
Fidelity Advisor Equity Growth Fund	3,611	2,781	830
Fidelity Advisor Value Strategies Fund	—	688	(688)
Fidelity Advisor Leveraged Company Stock Fund	8,560	10,049	(1,489)
Federated Equity Income Fund, Inc.	661	211	450
Federated Fund for U.S. Government Securities Fund	4,058	5,411	(1,353)
Federated MDT Mid Cap Growth Fund	1,809	217	1,592
Federated High Income Bond Fund	36	1	35
Federated Kaufmann Fund	19,393	34,251	(14,858)
Federated Short-Term Income Fund	1	256	(255)
Federated Total Return Bond Fund	261	378	(117)
Federated Clover Small Value Fund	119	428	(309)
Federated International Leaders Fund	188	1	187
Fidelity® VIP Growth Opportunities Portfolio	6,963	11,979	(5,016)
Fidelity® VIP Overseas Portfolio	474	943	(469)
Fidelity® VIP Value Strategies Portfolio	164	1,061	(897)
Fidelity® VIP Balanced Portfolio	657	8,607	(7,950)
Fidelity® VIP Growth & Income Portfolio	811	2,339	(1,528)
Fidelity® VIP Freedom 2020 Portfolio	1,654	—	1,654
Fidelity® VIP Freedom 2030 Portfolio	81	1,053	(972)
Fidelity® VIP Freedom 2015 Portfolio	—	1,051	(1,051)
Fidelity® VIP Freedom 2025 Portfolio	74	744	(670)
Fidelity Advisor® Stock Selector All Cap Fund	86	48	38
Templeton Developing Markets Trust	9,451	10,798	(1,347)
Franklin High Income Fund	5,807	10,444	(4,637)
Franklin Strategic Income Fund	23,669	40,359	(16,690)
Templeton Global Bond Fund	36,840	72,192	(35,352)
Franklin U.S. Government Securities Fund	2,493	4,347	(1,854)
Franklin Small Cap Value Fund	13,164	16,698	(3,534)
Franklin Mutual Global Discovery Fund	67,464	190,633	(123,169)
Templeton Growth Fund	11,937	14,011	(2,074)
Franklin Income Fund	66,824	86,597	(19,773)
Franklin Growth Fund	53,204	123,193	(69,989)
Franklin Total Return Fund	4,879	6,234	(1,355)
Franklin Balance Sheet Investment Fund	262	10,012	(9,750)
Franklin Mutual Beacon Fund	2,684	4,663	(1,979)
Franklin Mutual Shares Fund	15,733	68,753	(53,020)
Franklin Small-Mid Cap Growth Fund	5,605	34,565	(28,960)
Franklin Conservative Allocation Fund	23,427	32,508	(9,081)
Franklin Growth Allocation Fund	60,392	61,920	(1,528)
Franklin Moderate Allocation Fund	37,235	60,111	(22,876)
Templeton Foreign Fund	13,241	65,639	(52,398)
Highland Premier Growth Equity	580	178	402

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs Income Builder Fund	147	346	(199)
Goldman Sachs Capital Growth Fund	10	118	(108)
Goldman Sachs Core Fixed Income Fund	2,641	305	2,336
Goldman Sachs Government Income Fund	17,229	22,513	(5,284)
Goldman Sachs Equity Income Fund	404	52	352
Goldman Sachs Growth Opportunities Fund	4,275	3,880	395
Goldman Sachs Focused International Equity Fund	228	1,079	(851)
Goldman Sachs Mid Cap Value Fund	10,733	17,305	(6,572)
Goldman Sachs Small Cap Value Fund	35,207	75,548	(40,341)
Goldman Sachs Strategic Growth Fund	1,096	10	1,086
Goldman Sachs High Yield Fund	6,813	33,896	(27,083)
Goldman Sachs Large Cap Value Fund	3,479	2,326	1,153
Goldman Sachs Small/Mid Cap Growth Fund	570	7,375	(6,805)
Goldman Sachs Satellite Strategies Portfolio	14	—	14
Hartford Balanced HLS Fund	9,506	39,324	(29,818)
Hartford Total Return Bond HLS Fund	47,239	156,285	(109,046)
Hartford Capital Appreciation HLS Fund	5,658	64,983	(59,325)
Hartford Dividend and Growth HLS Fund	55,018	380,525	(325,507)
The Hartford Healthcare HLS Fund	11,319	26,941	(15,622)
Hartford Global Growth HLS Fund	4,732	5,478	(746)
Hartford Disciplined Equity HLS Fund	21	—	21
Hartford Growth Opportunities HLS Fund	29,094	58,855	(29,761)
Hartford International Opportunities HLS Fund	3,564	14,152	(10,588)
Hartford MidCap HLS Fund	2,912	59,107	(56,195)
Hartford Ultrashort Bond HLS Fund	35,456	39,973	(4,517)
Hartford Small Company HLS Fund	10,499	82,652	(72,153)
Hartford Small Cap Growth HLS Fund	2,702	5,024	(2,322)
Hartford Stock HLS Fund	4,228	15,469	(11,241)
Hartford U.S. Government Securities HLS Fund	1,712	6,377	(4,665)
Hartford Value HLS Fund	3,766	9,502	(5,736)
The Hartford Checks and Balances Fund	2,085	1,858	227
The Hartford High Yield	1,312	207	1,105
The Hartford Dividend and Growth Fund	3,283	4,595	(1,312)
The Hartford International Opportunities Fund	10,855	18,658	(7,803)
The Hartford MidCap Fund	5,097	7,672	(2,575)
The Hartford Small Company Fund	4,799	10,305	(5,506)
The Hartford Total Return Bond Fund	5,756	7,031	(1,275)
The Hartford Healthcare Fund	1,478	1,105	373
The Hartford Growth Opportunities Fund	2,301	188	2,113
Hartford Moderate Allocation Fund	12,554	11,775	779
The Hartford Conservative Allocation Fund	4,719	10,926	(6,207)
The Hartford Capital Appreciation Fund	19,337	45,393	(26,056)
The Hartford Growth Allocation Fund	14,886	12,491	2,395
The Hartford Inflation Plus Fund	7,393	11,786	(4,393)
The Hartford Equity Income Fund	3,642	7,707	(4,065)
The Hartford Balanced Income Fund	7,043	23,754	(16,711)
The Hartford International Small Company Fund	529	2,943	(2,414)
The Hartford MidCap Value Fund	8,572	6,216	2,356
Hotchkis and Wiley Large Cap Value Fund	970	7,057	(6,087)
Invesco V.I. Technology Fund	275	2,639	(2,364)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco Technology Fund	6,412	6,038	374
Ivy Natural Resources Fund	18,590	33,470	(14,880)
Ivy Large Cap Growth Fund	2,509	9,730	(7,221)
Ivy Science & Technology Fund	5,293	4,087	1,206
Ivy Asset Strategy Fund	2,517	11,761	(9,244)
Janus Henderson Forty Portfolio	961	11,750	(10,789)
Janus Henderson Global Research Portfolio	17	1,363	(1,346)
Janus Henderson Enterprise Portfolio	15	917	(902)
Janus Henderson Balanced Portfolio	194	1,261	(1,067)
Janus Henderson Overseas Portfolio	740	1,693	(953)
Janus Henderson Flexible Bond Fund	568	460	108
Janus Henderson Forty Fund	11,063	22,312	(11,249)
Janus Henderson Balanced Fund	12,730	63,557	(50,827)
Janus Henderson Enterprise Fund	4,396	13,537	(9,141)
Janus Henderson Overseas Fund	12,049	30,847	(18,798)
Janus Henderson Global Research Fund	251	1,912	(1,661)
Janus Henderson Mid Cap Value Fund	4,245	5,661	(1,416)
PGIM Jennison Natural Resources Fund	18,835	41,585	(22,750)
PGIM Jennison Mid-Cap Growth Fund	2,582	5,113	(2,531)
PGIM Jennison 20/20 Focus Fund	1,093	3,773	(2,680)
JPMorgan Large Cap Growth Fund	48	4,620	(4,572)
JPMorgan Core Bond Fund	157,580	59,869	97,711
JPMorgan Small Cap Equity Fund	105	20	85
JPMorgan Small Cap Growth Fund	1,895	2,097	(202)
JPMorgan Small Cap Value Fund	1,612	1,782	(170)
JPMorgan U.S. Equity Fund	6,983	31,972	(24,989)
JPMorgan SmartRetirement 2020 Fund	51,815	164,574	(112,759)
JPMorgan SmartRetirement 2025 Fund	90,086	113,875	(23,789)
JPMorgan SmartRetirement 2030 Fund	87,462	180,054	(92,592)
JPMorgan SmartRetirement 2035 Fund	64,603	105,058	(40,455)
JPMorgan SmartRetirement 2040 Fund	66,940	183,270	(116,330)
JPMorgan SmartRetirement 2045 Fund	65,691	80,170	(14,479)
JPMorgan SmartRetirement 2050 Fund	58,458	65,876	(7,418)
JPMorgan SmartRetirement Income Fund	29,460	84,154	(54,694)
JP Morgan Smart Retirement 2055 Fund	59,341	47,997	11,344
Keeley Small Cap Value Fund	1,858	56,957	(55,099)
Loomis Sayles Bond Fund	34,861	40,583	(5,722)
LKCM Aquinas Catholic Equity Fund	1,018	—	1,018
Lord Abbett Affiliated Fund	2,957	4,245	(1,288)
Lord Abbett Fundamental Equity Fund	5,363	23,465	(18,102)
Lord Abbett Bond Debenture Fund	10,784	16,590	(5,806)
Lord Abbett Growth Opportunities Fund	906	4,661	(3,755)
Lord Abbett Calibrated Dividend Growth Fund	1,620	2,232	(612)
Lord Abbett Total Return Fund	64,924	58,400	6,524
Lord Abbett Developing Growth Fund	4,282	8,330	(4,048)
Lord Abbett International Equity Inv Opt	4,282	1,591	2,691
Lord Abbett Value Opportunities Fund	13,241	53,187	(39,946)
Clearbridge Value Trust	383	1,906	(1,523)
BMO Mid-Cap Value Fund	1,375	15,524	(14,149)
MassMutual RetireSMARTSM by JPMorgan 2010 Fund	89	5,023	(4,934)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS® Emerging Markets Debt Fund	3,184	8,072	(4,888)
Massachusetts Investors Growth Stock Fund	16,955	12,272	4,683
MFS High Income Fund	2,409	4,273	(1,864)
MFS International New Discovery Fund	746	1,863	(1,117)
MFS Mid Cap Growth Fund	1,718	4,398	(2,680)
MFS New Discovery Fund	43,303	29,117	14,186
MFS Research International Fund	34,762	149,208	(114,446)
MFS Total Return Fund	20,416	84,677	(64,261)
MFS Utilities Fund	18,708	30,925	(12,217)
MFS Value Fund	53,079	201,372	(148,293)
MFS Total Return Bond Fund	42,072	85,073	(43,001)
MFS Massachusetts Investors Trust	4,222	9,655	(5,433)
MFS International Growth Fund	6,003	2,914	3,089
MFS Core Equity Fund	1,706	13,141	(11,435)
MFS Government Securities Fund	94,632	171,791	(77,159)
MFS International Value Fund	27,085	58,470	(31,385)
MFS Technology Fund	191	241	(50)
MFS Core Equity Series	568	1,081	(513)
MFS Utilities Series	1,061	2,323	(1,262)
MFS Growth Fund	1,797	3,800	(2,003)
MFS High Yield Portfolio	8,624	2,513	6,111
BlackRock Global Allocation Fund, Inc.	53,776	190,232	(136,456)
BlackRock Advantage Large Cap Core Fund	122	362	(240)
BlackRock Advantage U.S. Total Market Fund	198	3,033	(2,835)
BlackRock Mid Cap Dividend Fund	9,795	11,829	(2,034)
BlackRock International Dividend Fund	4,976	25,996	(21,020)
BlackRock Mid Cap Growth Equity Portfolio	4,432	933	3,499
Victory Munder Mid-Cap Core Growth Fund	4,118	18,303	(14,185)
Neuberger Berman Sustainable Equity Fund	8,452	11,112	(2,660)
Nuveen NWQ International Value Fund	1,461	133	1,328
The Oakmark International Small Cap Fund	14	1,135	(1,121)
The Oakmark Equity and Income Fund	2,479	58,609	(56,130)
Invesco Oppenheimer Capital Appreciation Fund	3,391	4,367	(976)
Invesco Oppenheimer Global Fund	8,333	15,473	(7,140)
Invesco Oppenheimer Global Opportunities Fund	24,975	23,301	1,674
Invesco Oppenheimer International Growth Fund	21,020	58,705	(37,685)
Invesco Oppenheimer Main Street Fund	2,616	19,245	(16,629)
Invesco Oppenheimer Global Strategic Income Fund	6,589	5,642	947
Invesco Oppenheimer Main Street Mid Cap Fund	13,379	28,496	(15,117)
Invesco Oppenheimer Developing Markets Fund	10,607	39,109	(28,502)
Invesco Oppenheimer Capital Income Fund	12	80	(68)
Invesco Oppenheimer International Bond Fund	25,951	39,927	(13,976)
Invesco Oppenheimer Mid Cap Value Fund	2,405	4,627	(2,222)
Invesco Oppenheimer Main Street All Cap Fund®	5,660	6,856	(1,196)
Invesco Oppenheimer Gold & Special Minerals Fund	27,617	52,356	(24,739)
Invesco Oppenheimer Real Estate Fund	28,319	61,379	(33,060)
Invesco Oppenheimer Equity Income Fund	86	19	67
Invesco Oppenheimer International Diversified Fund	5,230	3,508	1,722
Invesco Oppenheimer Rising Dividends Fund	151	—	151
Putnam Global Equity Fund	53	—	53

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT High Yield Fund	2,572	277	2,295
Putnam VT International Growth Fund	318	926	(608)
Putnam VT Sustainable Leaders Fund	291	5,284	(4,993)
Putnam VT Small Cap Value Fund	352	1,473	(1,121)
Pioneer Disciplined Value Fund	913	542	371
Pioneer Equity Income Fund	96	763	(667)
Pioneer Fundamental Growth Fund	1,320	1	1,319
AllianzGI NFJ International Value Fund	304	67	237
AllianzGI NFJ Small-Cap Value Fund	3,913	11,042	(7,129)
AllianzGI NFJ Dividend Value Fund	28,680	152,346	(123,666)
AMG Managers Cadence Mid Cap Fund	222	585	(363)
PIMCO Emerging Markets Bond Fund	1,988	5,464	(3,476)
Pioneer Fund	6,695	14,567	(7,872)
Pioneer High Yield Fund	5,714	13,098	(7,384)
Pioneer Strategic Income Fund	60,967	104,382	(43,415)
Pioneer Mid Cap Value Fund	5,308	8,291	(2,983)
Pioneer Select Mid Cap Growth Fund	25,569	23,961	1,608
PIMCO Total Return ESG Fund	2,425	1,715	710
Putnam Equity Income Fund	8,162	14,721	(6,559)
Putnam High Yield Fund	9,519	24,413	(14,894)
Putnam International Equity Fund	58	1,815	(1,757)
Putnam International Capital Opportunities Fund	1,900	1,139	761
Putnam Small Cap Growth Fund	2,686	3,341	(655)
Royce Total Return Fund	10,601	11,896	(1,295)
Royce Smaller-Companies Growth Fund	801	7,570	(6,769)
Royce Small-Cap Value Fund	5,539	953	4,586
Columbia Large Cap Value Fund	369	1,036	(667)
Columbia Small/Mid Cap Value Fund	1,450	4,626	(3,176)
RidgeWorth Ceredex Small Cap Value Equity Fund	2,308	11,723	(9,415)
RidgeWorth Ceredex Mid-Cap Value Equity Fund	2,510	3,573	(1,063)
RidgeWorth Seix Total Return Bond Fund	985	338	647
RidgeWorth Ceredex Large Cap Value Equity Fund	638	5,842	(5,204)
DWS Equity Dividend Fund	765	1,040	(275)
DWS Capital Growth Fund	123	1	122
DWS Enhanced Emerging Markets Fixed Income	86	619	(533)
DWS Core Equity VIP	51	2,252	(2,201)
DWS Global Growth Fund	461	1,442	(981)
Select Overseas Fund	31,389	8,918	22,471
MassMutual Select Total Return Bond Fund	5,480	3,552	1,928
MassMutual Blue Chip Growth Fund	91	664	(573)
Select T. Rowe Price/Frontier MC Gr II Fund	18,097	19,365	(1,268)
Select Western Strategic Bond Fund	14,859	1,570	13,289
ClearBridge Appreciation Fund	4,527	6,679	(2,152)
ClearBridge Aggressive Growth Fund	292	14	278
ClearBridge All Cap Value Fund	1	429	(428)
ClearBridge Mid Cap Fund	6,393	5,516	877
ClearBridge Small Cap Growth Fund	6,711	12,221	(5,510)
Thornburg International Value Fund	17,679	35,480	(17,801)
Thornburg Value Fund	4,307	15,204	(10,897)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Thornburg Core Growth Fund	7,779	13,683	(5,904)
Timothy Plan Large/Mid Cap Value Fund	2,300	4,118	(1,818)
T. Rowe Price Growth Stock Fund, Inc.	31,452	93,409	(61,957)
T. Rowe Price Equity Income Fund	17,116	18,489	(1,373)
T. Rowe Price Retirement 2010 Fund	5,048	6,898	(1,850)
T. Rowe Price Retirement 2020 Fund	79,502	110,626	(31,124)
T. Rowe Price Retirement 2030 Fund	103,404	107,258	(3,854)
T. Rowe Price Retirement 2040 Fund	75,739	79,545	(3,806)
T. Rowe Price Retirement 2050 Fund	57,900	50,644	7,256
T. Rowe Price Retirement Balanced Fund	7,459	7,959	(500)
UBS Global Allocation Fund	318	1	317
UBS US Allocation Fund	16	359	(343)
Vanguard Small-Cap Index Fund	228	33,706	(33,478)
Vanguard Mid-Cap Index Fund	2,880	23,851	(20,971)
Vanguard Total Bond Market Index Fund	16,712	11,367	5,345
Vanguard Total Stock Market Index Fund	4,277	29,226	(24,949)
Victory Diversified Stock Fund	1,314	12,752	(11,438)
Victory Special Value Fund	6,798	15,618	(8,820)
Victory Sycamore Small Company Opportunity Fund	16,148	67,356	(51,208)
Victory Sycamore Established Value Fund	19,202	51,488	(32,286)
Invesco Small Cap Discovery Fund	8,259	17,293	(9,034)
Invesco Comstock Fund	26,113	33,884	(7,771)
Invesco Equity and Income Fund	51,759	97,865	(46,106)
Invesco Growth and Income Fund	15,107	19,676	(4,569)
Invesco Mid Cap Growth Fund	8,184	12,310	(4,126)
Invesco Quality Income Fund	24	11	13
Invesco Small Cap Value Fund	3,299	7,612	(4,313)
Invesco American Value Fund	297	173	124
Invesco Value Opportunities Fund	408	3,325	(2,917)
Invesco Diversified Dividend Fund	3,253	1,704	1,549
Invesco American Franchise Fund	1,953	11,464	(9,511)
Invesco Global Core Equity Fund	458	991	(533)
Vanguard 500 Index Fund	8,859	60,351	(51,492)
Wells Fargo International Equity Fund	387	2,547	(2,160)
Wells Fargo Core Bond Fund	1,258	913	345
Columbia Seligman Communications and Information Fund	1,281	5,013	(3,732)
Columbia Seligman Global Technology Fund	1,050	2,433	(1,383)
Columbia Select Small Cap Value Fund	77	2,818	(2,741)
TIAA-CREF Large Cap Value Index Fund	17,708	11,585	6,123
TIAA-CREF Large Cap Growth Fund	14,514	20,933	(6,419)
TIAA-CREF Bond Index Fund	5,244	4,128	1,116
TIAA-CREF Equity Index Fund	21,929	30,412	(8,483)
MM MSCI EAFE® International Index Fund	8,704	7,236	1,468
MassMutual RetireSMARTSM by JPMorgan 2015 Fund	125	33,616	(33,491)
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	5,529	6,783	(1,254)
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	17,390	2,296	15,094
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	15,305	12,784	2,521
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	13,191	1,612	11,579
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	23,873	3,011	20,862
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	12,449	4,797	7,652

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	8,146	4,669	3,477
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	44,060	2,268	41,792
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	6,129	53	6,076
American Century Heritage Fund	6,706	7,731	(1,025)
ClearBridge Small Cap Value Fund	125	24	101
North Square Oak Ridge Small Cap Growth Fund	4,035	22,178	(18,143)
Invesco Oppenheimer Intermediate Income Fund	596	47	549
MassMutual Premier Strategic Emerging Markets Fund	44	—	44
MassMutual Premier Small Cap Opportunities Fund	8,779	911	7,868
MassMutual Select Small Cap Growth Equity Fund	47	91	(44)
Ivy Small Cap Growth Fund	21,652	54,392	(32,740)
T. Rowe Price Retirement 2060 Fund	864	22	842
MSIF Global Opportunity Portfolio	1,891	259	1,632
JPMorgan U.S. Government Money Market Fund	34,311	33,410	901
American Century U.S. Government Money Market Fund	78,167	104,160	(25,993)
Invesco Balanced-Risk Commodity Strategy Fund	232	704	(472)
Columbia Select International Equity Fund	—	58	(58)
Putnam Growth Opportunities Fund	53	1	52
John Hancock New Opportunities Fund	767	3,425	(2,658)
Columbia Large Cap Growth III	5,128	5,877	(749)
Victory RS Value Fund	890	16,120	(15,230)
Pioneer Global Equity Fund	18,330	19,863	(1,533)
BlackRock Advantage Small Cap Growth Fund	19,833	32,900	(13,067)
MassMutual Select T.Rowe Price Retire 2030 Fund	2,168	2,116	52
MassMutual Select T.Rowe Price Retire 2035 Fund	1,566	2	1,564
MassMutual Select T.Rowe Price Retire 2040 Fund	1,063	—	1,063
MassMutual Select T.Rowe Price Retire 2050 Fund	2,259	2	2,257
MassMutual Select T.Rowe Price Retire 2055 Fund	508	2	506
MassMutual Select T.Rowe Price Retire 2060 Fund	311	1	310
BlackRock S&P 500 Index V.I. Fund	82,378	252,387	(170,009)
Hartford International Equity Fund	4,416	5,625	(1,209)
BNY Mellon Insight Core Plus Fund	2,469	6,026	(3,557)
Keeley Small Cap Dividend Value Fund	183,982	102,677	81,306
Hartford Global Impact Fund	2,652	18	2,634
MM Russell 2000® Small Cap Index Fund	7,614	1,304	6,310
MM S&P 500® Index Fund	99,894	43,677	56,217
MM S&P Mid Cap Index Fund	44,591	39,930	4,661
Russell Balanced Strategy Fund	3,007	5,525	(2,518)
Russell Conservative Strategy Fund	—	375	(375)
Russell Equity Growth Strategy Fund	—	125	(125)
Russell Growth Strategy Fund	5,353	13,234	(7,881)
Russell Moderate Strategy Fund	2,279	3,310	(1,031)
PIMCO Total Return Fund	133,738	302,702	(168,964)
PIMCO Real Return Fund	75,482	212,662	(137,180)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

6.  Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century Equity Income Fund
2020	1,810,109	$13.50	to	$32.31	$27,370,353	—	to	1.25%	1.89%	to	1.91%	(71.81)%	to	(0.43)%
2019	762,366	32.44	to	47.89	32,874,140	—	to	1.25%	1.99%	to	2.05%	22.26%	to	506.16%
2018	867,254	7.90	to	26.54	29,721,065	—	to	1.25%	1.73%	to	1.74%	(11.34)%	to	(5.82)%
2017	985,005	8.91	to	28.18	35,240,030	—	to	1.25%	0.84%	to	1.57%	1.14%	to	11.66%
2016	1,082,002	25.23	to	35.87	34,434,131	—	to	1.25%	1.75%	to	1.76%	17.72%	to	19.20%
American Century Growth Fund
2020	22,958	65.58	to	72.94	1,626,425	0.35%	to	1.25%	0.10%	to	0.12%	33.16%	to	154.10%
2019	798,546	28.71	to	49.25	23,605,798	—	to	1.25%	—	to	0.26%	33.42%	to	35.40%
2018	902,111	21.20	to	36.91	19,806,745	—	to	1.25%	—	to	0.22%	(3.13)%	to	(1.63)%
2017	1,039,414	21.55	to	38.11	23,330,262	—	to	1.25%	—	to	0.17%	28.21%	to	30.09%
2016	1,184,279	16.57	to	29.72	20,380,625	—	to	1.25%	0.31%	to	0.50%	2.56%	to	4.15%
American Century Ultra® Fund
2020	12,632	45.65	to	52.88	638,125	0.35%	to	1.25%	0.00%	to	0.00%	47.55%	to	48.88%
2019	12,340	30.94	to	35.52	423,797	0.35%	to	1.25%	—	to	—	32.60%	to	33.80%
2018	15,326	26.54	to	23.33	395,253	0.35%	to	1.25%	—	to	—	(0.85)%	to	0.05%
2017	15,161	26.53	to	23.53	391,486	0.35%	to	1.25%	—	to	—	29.95%	to	31.12%
2016	16,612	18.11	to	20.23	329,415	0.35%	to	1.25%	0.03%	to	0.03%	2.84%	to	3.77%
American Century VP Balanced Fund
2020	24,586	23.87	to	23.87	586,761	0.70%	to	0.70%	1.57%	to	1.57%	11.74%	to	11.74%
2019	7,357	21.36	to	21.36	157,128	0.70%	to	0.70%	1.55%	to	1.55%	19.02%	to	19.02%
2018	8,780	17.95	to	17.95	157,554	0.70%	to	0.70%	1.39%	to	1.39%	(4.50)%	to	(4.50)%
2017	9,663	18.79	to	18.79	181,590	0.70%	to	0.70%	1.54%	to	1.54%	13.12%	to	13.12%
2016	10,031	16.61	to	16.61	166,636	0.70%	to	0.70%	1.58%	to	1.58%	6.25%	to	6.25%
American Century VP International Fund
2020	0	21.06	to	21.06	1	0.70%	to	0.70%	1.63%	to	1.63%	25.00%	to	25.00%
2019	646	16.85	to	16.85	10,889	0.70%	to	0.70%	1.34%	to	1.34%	27.52%	to	27.52%
2018	1,098	13.21	to	13.21	14,508	0.70%	to	0.70%	2.38%	to	2.38%	(15.82)%	to	(15.82)%
2017	6,597	15.70	to	15.70	103,541	0.70%	to	0.70%	0.15%	to	0.15%	30.29%	to	30.29%
2016	831	12.05	to	12.05	10,009	0.70%	to	0.70%	1.01%	to	1.01%	(6.16)%	to	(6.16)%
American Century Small Cap Value Fund
2020	114,541	30.66	to	34.96	3,595,482	—	to	1.25%	0.24%	to	0.45%	7.33%	to	8.93%
2019	121,221	28.15	to	32.57	3,478,602	—	to	1.25%	0.25%	to	0.50%	31.41%	to	33.51%
2018	139,829	21.09	to	24.79	3,028,379	—	to	1.25%	0.33%	to	0.56%	(18.25)%	to	(17.07)%
2017	157,271	25.42	to	30.32	4,080,146	—	to	1.25%	0.09%	to	0.29%	(9.72)%	to	8.55%
2016	173,372	23.06	to	27.93	4,061,981	—	to	1.25%	0.46%	to	0.67%	24.24%	to	26.01%
American Century Focused Large Cap Value Fund
2020	2,605	17.46	to	17.46	45,491	0.75%	to	0.75%	1.59%	to	1.59%	1.49%	to	1.49%
2019	2,594	17.21	to	17.21	44,640	0.75%	to	0.75%	1.55%	to	1.55%	5.74%	to	26.37%
2018	2,661	13.62	to	16.27	36,629	0.75%	to	1.25%	1.62%	to	1.67%	(9.32)%	to	(8.86)%
2017	2,753	14.94	to	17.94	41,863	0.75%	to	1.25%	1.53%	to	1.55%	9.37%	to	9.91%
2016	2,911	13.59	to	16.41	40,079	0.75%	to	1.25%	1.65%	to	1.65%	13.73%	to	14.30%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century Inflation-Adjusted Bond Fund
2020	10,722	$14.42	to	$14.76	$159,306	0.75%	to	1.25%	0.95%	to	0.95%	8.67%	to	9.21%
2019	9,957	13.27	to	13.52	135,518	0.75%	to	1.25%	2.21%	to	2.27%	6.17%	to	6.70%
2018	9,189	12.50	to	12.67	117,264	0.75%	to	1.25%	2.62%	to	2.72%	(3.89)%	to	(3.41)%
2017	8,393	13.11	to	13.01	110,875	0.75%	to	1.25%	0.76%	to	1.68%	1.56%	to	2.07%
2016	12,461	12.81	to	13.36	157,040	0.85%	to	1.25%	1.58%	to	1.68%	3.09%	to	3.50%
American Century Equity Growth Fund
2020	3,663	24.20	to	28.27	100,590	0.75%	to	1.25%	0.84%	to	0.84%	12.82%	to	13.39%
2019	3,352	21.34	to	25.06	81,716	0.75%	to	1.25%	0.90%	to	0.91%	(0.14)%	to	26.45%
2018	17,231	19.82	to	21.37	361,702	0.65%	to	1.25%	0.73%	to	0.74%	(7.71)%	to	(7.15)%
2017	7,820	16.13	to	17.89	129,245	—	to	1.25%	1.19%	to	1.22%	8.32%	to	9.68%
2016	6,052	14.70	to	16.52	92,135	—	to	1.25%	0.45%	to	1.16%	(5.57)%	to	(2.34)%
American Century VP Income & Growth Fund
2020	8,364	26.10	to	26.10	218,295	0.70%	to	0.70%	1.98%	to	1.98%	11.03%	to	11.03%
2019	8,136	23.51	to	23.51	191,258	0.70%	to	0.70%	2.02%	to	2.02%	23.08%	to	23.08%
2018	11,501	19.10	to	19.10	219,670	0.70%	to	0.70%	1.92%	to	1.92%	(7.52)%	to	(7.52)%
2017	11,604	20.65	to	20.65	239,650	0.70%	to	0.70%	2.38%	to	2.38%	19.65%	to	19.65%
2016	11,865	17.26	to	17.26	204,807	0.70%	to	0.70%	2.39%	to	2.39%	12.69%	to	12.69%
American Century VP Ultra Fund
2020	28,318	53.90	to	53.90	1,526,208	0.70%	to	0.70%	—	to	—	48.81%	to	48.81%
2019	30,957	36.22	to	36.22	1,121,198	0.70%	to	0.70%	—	to	—	33.64%	to	33.64%
2018	32,410	27.10	to	27.10	878,332	0.70%	to	0.70%	0.26%	to	0.26%	0.05%	to	0.05%
2017	34,178	27.09	to	27.09	925,765	0.70%	to	0.70%	0.36%	to	0.36%	31.31%	to	31.31%
2016	32,760	20.63	to	20.63	675,792	0.70%	to	0.70%	0.34%	to	0.34%	3.72%	to	3.72%
American Century VP Value Fund
2020	19,255	23.22	to	23.22	447,021	0.70%	to	0.70%	1.95%	to	1.95%	0.27%	to	0.27%
2019	38,069	23.15	to	23.15	881,454	0.70%	to	0.70%	2.13%	to	2.13%	26.15%	to	26.15%
2018	43,834	18.35	to	18.35	804,546	0.70%	to	0.70%	1.66%	to	1.66%	(9.79)%	to	(9.79)%
2017	44,417	20.35	to	20.35	903,701	0.70%	to	0.70%	1.65%	to	1.65%	7.99%	to	7.99%
2016	50,153	18.84	to	18.84	944,919	0.70%	to	0.70%	1.77%	to	1.77%	19.64%	to	19.64%
American Century Mid Cap Value Fund
2020	21,728	26.97	to	30.89	639,293	—	to	1.25%	1.20%	to	1.24%	0.17%	to	1.43%
2019	26,890	26.92	to	30.45	786,608	—	to	1.25%	1.25%	to	1.34%	26.95%	to	28.55%
2018	40,293	21.21	to	23.69	924,707	—	to	1.25%	0.78%	to	0.86%	(14.33)%	to	(13.25)%
2017	47,568	24.76	to	27.31	1,254,819	—	to	1.25%	1.31%	to	1.34%	9.95%	to	11.32%
2016	46,387	22.52	to	24.53	1,105,369	—	to	1.25%	1.24%	to	1.35%	20.98%	to	22.50%
Invesco V.I. Small Cap Equity Fund
2020	5,054	24.57	to	24.57	124,168	0.70%	to	0.70%	0.37%	to	0.37%	26.36%	to	26.36%
2019	5,258	19.44	to	19.44	102,236	0.70%	to	0.70%	—	to	—	25.72%	to	25.72%
2018	5,258	15.47	to	15.47	81,318	0.70%	to	0.70%	—	to	—	(15.68)%	to	(15.68)%
2017	7,345	18.34	to	18.34	134,717	0.70%	to	0.70%	—	to	—	13.26%	to	13.26%
2016	14,009	16.19	to	16.19	226,878	0.70%	to	0.70%	—	to	—	11.28%	to	11.28%
Invesco V.I. Diversified Dividend Fund
2020	1,306	22.98	to	22.98	30,021	0.70%	to	0.70%	3.12%	to	3.12%	(0.56)%	to	(0.56)%
2019	1,391	23.11	to	23.11	32,152	0.70%	to	0.70%	2.83%	to	2.83%	24.22%	to	24.22%
2018	1,808	18.60	to	18.60	33,630	0.70%	to	0.70%	2.21%	to	2.21%	(8.22)%	to	(8.22)%
2017	2,586	20.27	to	20.27	52,423	0.70%	to	0.70%	1.24%	to	1.24%	7.82%	to	7.82%
2016	4,560	18.80	to	18.80	85,717	0.70%	to	0.70%	1.09%	to	1.09%	14.01%	to	14.01%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco European Growth Fund
2020	24,402	$14.36	to	$17.93	$331,284	—	to	1.25%	1.42%	to	1.45%	(1.32)%	to	(0.08)%
2019	23,910	14.37	to	18.17	327,683	—	to	1.25%	—	to	2.41%	22.96%	to	24.50%
2018	32,080	11.54	to	14.78	354,928	—	to	1.25%	1.15%	to	1.16%	(19.86)%	to	(18.84)%
2017	31,442	14.22	to	18.44	431,104	—	to	1.25%	—	to	1.98%	25.33%	to	26.90%
2016	46,753	10.43	to	14.71	498,926	0.35%	to	1.25%	1.39%	to	1.45%	(3.95)%	to	(3.09)%
Invesco International Growth Fund
2020	18,289	15.99	to	20.62	342,932	0.50%	to	1.25%	0.95%	to	0.96%	11.95%	to	12.80%
2019	19,628	14.18	to	18.41	331,872	0.50%	to	1.25%	1.69%	to	2.02%	26.37%	to	27.32%
2018	19,747	11.14	to	14.57	260,156	0.50%	to	1.25%	0.71%	to	0.85%	(16.40)%	to	(15.76)%
2017	26,484	14.11	to	17.43	423,563	0.15%	to	1.25%	—	to	1.69%	21.12%	to	22.45%
2016	27,276	10.84	to	14.39	357,599	0.50%	to	1.25%	1.22%	to	1.23%	(2.10)%	to	(1.37)%
Invesco Mid Cap Core Equity Fund+
2020	0	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	9,339	19.94	to	21.18	194,851	0.50%	to	1.25%	0.19%	to	0.33%	24.23%	to	25.16%
2018	15,855	15.93	to	17.05	259,068	0.50%	to	1.25%	0.10%	to	0.10%	(13.07)%	to	(12.41)%
2017	18,498	18.19	to	19.61	344,227	0.50%	to	1.25%	0.07%	to	0.16%	13.62%	to	14.47%
2016	16,954	15.89	to	17.26	301,774	0.50%	to	1.25%	0.31%	to	0.32%	10.62%	to	11.45%
Invesco Small Cap Growth Fund+
2020	92,611	43.04	to	47.78	5,174,190	—	to	1.25%	—	to	—	(18.35)%	to	55.16%
2019	68,278	27.74	to	58.52	1,829,537	—	to	1.25%	—	to	—	22.80%	to	88.59%
2018	83,101	22.59	to	31.03	2,042,057	—	to	1.25%	—	to	—	(16.83)%	to	(10.17)%
2017	77,355	25.15	to	37.31	1,780,165	—	to	1.25%	—	to	—	14.24%	to	23.40%
2016	84,155	11.69	to	37.57	1,558,215	0.35%	to	1.25%	—	to	—	9.92%	to	10.90%
Invesco Real Estate Fund
2020	123,151	26.23	to	41.93	3,976,109	—	to	1.25%	1.51%	to	1.81%	(11.88)%	to	(10.39)%
2019	119,378	29.27	to	47.58	4,578,304	—	to	1.25%	1.55%	to	1.92%	26.19%	to	28.22%
2018	137,129	22.83	to	37.71	4,067,494	—	to	1.25%	1.32%	to	1.67%	(6.84)%	to	(5.28)%
2017	170,630	24.10	to	40.48	5,152,583	—	to	1.25%	1.11%	to	1.53%	7.09%	to	8.86%
2016	192,862	22.14	to	37.80	5,510,208	—	to	1.25%	1.69%	to	1.97%	4.49%	to	6.18%
Invesco Small Cap Equity Fund
2020	15,335	26.43	to	26.97	381,049	—	to	1.25%	—	to	—	25.71%	to	27.29%
2019	32,078	20.77	to	21.45	649,912	—	to	1.25%	—	to	—	24.56%	to	26.13%
2018	49,327	16.46	to	17.22	788,453	—	to	1.25%	—	to	—	(16.22)%	to	(15.16)%
2017	56,688	19.41	to	20.56	1,074,842	—	to	1.25%	—	to	—	12.17%	to	13.58%
2016	59,372	17.09	to	18.33	990,828	—	to	1.25%	—	to	—	10.33%	to	11.72%
Invesco Emerging Markets All Cap Fund
2020	149,687	17.11	to	19.60	2,887,208	—	to	1.25%	1.03%	to	1.03%	15.69%	to	17.14%
2019	170,077	14.79	to	16.73	2,807,625	—	to	1.25%	1.51%	to	1.53%	28.36%	to	29.97%
2018	182,347	11.52	to	12.87	2,318,337	—	to	1.25%	1.37%	to	1.38%	(19.77)%	to	(18.75)%
2017	184,920	14.36	to	15.84	2,890,257	—	to	1.25%	0.69%	to	0.85%	28.73%	to	30.34%
2016	174,694	12.15	to	11.16	2,089,117	—	to	1.25%	0.89%	to	0.91%	18.27%	to	19.75%
American Century Diversified Bond Fund
2020	13,205	12.73	to	13.29	168,556	0.85%	to	1.25%	1.33%	to	1.37%	6.44%	to	6.87%
2019	18,445	11.96	to	12.44	221,754	0.85%	to	1.25%	2.04%	to	2.13%	6.82%	to	7.25%
2018	14,228	11.19	to	11.60	160,144	0.85%	to	1.25%	2.36%	to	2.42%	(3.02)%	to	(2.63)%
2017	12,198	11.54	to	11.91	141,510	0.85%	to	1.25%	1.90%	to	1.94%	1.89%	to	2.30%
2016	8,222	11.33	to	11.64	93,611	0.85%	to	1.25%	2.02%	to	2.06%	0.99%	to	1.39%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Domini Impact Equity Fund
2020	2,461	$29.03	to	$33.63	$72,826	0.35%	to	1.25%	0.40%	to	0.46%	(57.70)%	to	29.00%
2019	24,588	22.50	to	79.50	1,696,160	—	to	1.25%	0.53%	to	0.57%	30.03%	to	31.66%
2018	33,927	17.31	to	60.38	1,816,478	—	to	1.25%	0.87%	to	0.95%	(10.21)%	to	(9.08)%
2017	35,154	19.27	to	66.41	2,041,079	—	to	1.25%	0.26%	to	0.28%	13.99%	to	15.42%
2016	35,645	16.91	to	57.53	1,679,641	—	to	1.25%	1.08%	to	1.09%	9.86%	to	11.24%
AB Global Bond Fund
2020	10,509	12.74	to	13.72	135,550	0.50%	to	1.25%	1.71%	to	1.71%	3.42%	to	4.20%
2019	9,004	12.32	to	13.16	112,133	0.50%	to	1.25%	3.29%	to	3.31%	6.11%	to	6.91%
2018	7,590	11.61	to	12.31	88,987	0.50%	to	1.25%	2.83%	to	2.85%	(1.33)%	to	(0.58)%
2017	7,962	11.76	to	12.39	94,597	0.50%	to	1.25%	2.21%	to	2.23%	1.71%	to	2.47%
2016	2,926	11.57	to	12.09	34,517	0.50%	to	1.25%	2.14%	to	2.16%	4.07%	to	4.86%
AB Global Risk Allocation Fund
2020	9,265	19.20	to	20.01	185,510	—	to	1.25%	3.32%	to	3.34%	9.21%	to	10.59%
2019	10,295	17.58	to	18.10	192,009	—	to	1.25%	1.27%	to	1.28%	14.85%	to	16.30%
2018	10,349	15.31	to	15.56	167,364	—	to	1.25%	0.56%	to	0.56%	(10.17)%	to	(9.03)%
2017	11,615	17.04	to	17.10	209,796	—	to	1.25%	—	to	3.01%	10.40%	to	11.79%
2016	11,869	15.30	to	15.44	192,483	—	to	1.25%	3.70%	to	5.62%	5.88%	to	7.21%
AB Relative Value Fund
2020	3,606	22.24	to	24.64	81,452	0.50%	to	1.25%	1.35%	to	1.35%	1.54%	to	2.30%
2019	3,551	21.74	to	24.27	78,643	0.50%	to	1.25%	0.35%	to	1.28%	21.56%	to	22.47%
2018	10,182	17.75	to	19.97	181,885	0.50%	to	1.25%	1.13%	to	1.16%	(6.97)%	to	(6.26)%
2017	8,757	18.94	to	21.46	166,804	0.50%	to	1.25%	0.81%	to	0.86%	17.25%	to	18.13%
2016	7,377	18.30	to	19.50	136,259	0.65%	to	1.25%	1.82%	to	1.96%	9.77%	to	10.43%
AB Sustainable International Thematic Fund
2020	35,217	14.44	to	17.78	554,451	0.35%	to	1.25%	—	to	—	27.95%	to	29.10%
2019	36,632	11.18	to	13.89	449,137	0.35%	to	1.25%	—	to	—	25.29%	to	26.43%
2018	45,293	8.85	to	11.09	417,158	0.35%	to	1.25%	—	to	—	(18.38)%	to	(17.63)%
2017	46,252	10.74	to	13.58	526,782	0.35%	to	1.25%	—	to	—	32.80%	to	33.99%
2016	41,594	8.02	to	10.23	356,078	0.35%	to	1.25%	0.65%	to	0.72%	(8.25)%	to	(7.42)%
AB International Value Fund
2020	64,793	10.37	to	13.29	689,863	—	to	1.25%	0.84%	to	0.86%	0.75%	to	1.30%
2019	66,145	10.29	to	13.12	700,185	—	to	1.25%	1.19%	to	1.23%	(25.47)%	to	15.03%
2018	68,877	8.95	to	17.60	642,612	—	to	1.25%	0.20%	to	0.21%	(24.13)%	to	(23.17)%
2017	77,821	11.79	to	22.91	953,953	—	to	1.25%	1.50%	to	1.90%	23.28%	to	24.83%
2016	92,923	9.56	to	12.13	907,320	—	to	1.25%	0.17%	to	0.18%	(2.20)%	to	(1.14)%
AB Growth Fund
2020	1,416	37.54	to	40.45	56,069	0.50%	to	1.05%	—	to	—	34.51%	to	35.26%
2019	1,384	27.91	to	29.91	40,637	0.50%	to	1.05%	—	to	—	29.74%	to	30.45%
2018	3,608	21.51	to	22.93	82,259	0.50%	to	1.05%	—	to	—	2.61%	to	3.17%
2017	4,520	22.22	to	24.52	99,839	0.50%	to	1.25%	—	to	—	32.18%	to	33.17%
2016	3,056	16.69	to	18.55	50,863	0.50%	to	1.25%	—	to	—	0.20%	to	0.95%
AB Discovery Growth Fund
2020	6,597	45.68	to	48.07	323,231	0.50%	to	1.25%	—	to	—	50.62%	to	51.75%
2019	7,582	30.10	to	31.92	242,335	0.50%	to	1.25%	—	to	—	28.81%	to	29.77%
2018	12,308	23.20	to	24.78	296,060	0.50%	to	1.25%	—	to	—	(5.67)%	to	(4.95)%
2017	9,767	24.40	to	26.27	243,475	0.50%	to	1.25%	—	to	—	30.88%	to	31.86%
2016	9,729	20.07	to	21.38	198,790	0.65%	to	1.25%	—	to	—	3.49%	to	4.11%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB Discovery Value Fund
2020	27,239	$22.19	to	$24.87	$639,581	0.35%	to	1.25%	0.58%	to	0.61%	1.83%	to	2.75%
2019	33,958	21.79	to	24.20	779,263	0.35%	to	1.25%	0.78%	to	0.81%	16.80%	to	18.25%
2018	42,091	18.43	to	20.72	809,528	0.15%	to	1.25%	0.28%	to	0.37%	(16.28)%	to	(13.70)%
2017	39,305	22.01	to	24.01	899,260	0.35%	to	1.25%	0.10%	to	0.12%	11.31%	to	12.31%
2016	52,550	19.77	to	21.37	1,082,935	0.35%	to	1.25%	0.20%	to	0.33%	22.84%	to	23.94%
AB Value Fund
2020	1,039	11.76	to	13.03	12,254	0.50%	to	1.25%	1.38%	to	1.45%	(0.35)%	to	0.40%
2019	869	11.80	to	12.97	10,291	0.50%	to	1.25%	1.55%	to	1.58%	18.39%	to	19.28%
2018	746	9.97	to	10.88	7,462	0.50%	to	1.25%	1.00%	to	1.02%	(16.15)%	to	(15.52)%
2017	794	11.89	to	12.87	9,459	0.50%	to	1.25%	0.80%	to	1.14%	11.99%	to	12.83%
2016	1,225	10.61	to	11.41	13,052	0.50%	to	1.25%	1.28%	to	1.85%	9.59%	to	10.41%
AB High Income Fund
2020	35,552	15.19	to	16.36	567,436	0.50%	to	1.25%	6.24%	to	6.24%	1.63%	to	2.40%
2019	31,924	14.94	to	15.97	490,863	0.50%	to	1.25%	—	to	6.36%	12.29%	to	13.14%
2018	35,333	13.31	to	14.12	480,076	0.50%	to	1.25%	6.44%	to	6.45%	(6.97)%	to	(6.26)%
2017	56,083	14.30	to	15.22	830,928	0.35%	to	1.25%	3.04%	to	5.88%	6.59%	to	7.55%
2016	44,612	13.42	to	14.02	615,290	0.50%	to	1.25%	6.37%	to	6.46%	13.79%	to	14.65%
American Funds AMCAP Fund®
2020	123,596	33.32	to	33.90	4,021,014	—	to	1.25%	0.00%	to	0.00%	19.52%	to	21.02%
2019	126,279	27.88	to	28.01	3,403,807	—	to	1.25%	0.24%	to	0.27%	24.33%	to	25.89%
2018	164,533	22.25	to	22.43	3,526,241	—	to	1.25%	0.22%	to	0.24%	(3.43)%	to	(2.21)%
2017	164,745	22.75	to	23.22	3,636,876	—	to	1.25%	0.14%	to	0.15%	20.09%	to	21.60%
2016	175,521	18.71	to	19.34	3,209,912	—	to	1.25%	0.13%	to	0.14%	7.32%	to	8.66%
American Funds American Balanced Fund®
2020	1,184,253	12.98	to	24.50	20,217,361	—	to	1.25%	0.66%	to	1.08%	(42.59)%	to	9.14%
2019	469,248	22.45	to	22.62	10,023,584	0.35%	to	1.25%	1.64%	to	1.66%	15.86%	to	17.29%
2018	476,275	19.14	to	19.52	8,638,121	0.15%	to	1.25%	1.29%	to	1.54%	(4.25)%	to	(1.30)%
2017	473,470	19.78	to	19.99	8,972,582	0.35%	to	1.25%	1.31%	to	1.44%	13.63%	to	14.65%
2016	527,997	17.25	to	17.59	8,758,280	0.35%	to	1.25%	1.44%	to	1.48%	6.90%	to	7.87%
American Funds Capital Income Builder®
2020	915,179	17.12	to	17.64	15,031,581	—	to	1.25%	3.25%	to	3.29%	1.66%	to	2.94%
2019	1,007,677	16.63	to	17.35	16,182,257	—	to	1.25%	3.08%	to	3.10%	15.53%	to	16.98%
2018	1,069,874	14.22	to	15.02	14,787,098	—	to	1.25%	2.94%	to	3.12%	(8.52)%	to	(7.36)%
2017	1,174,623	15.35	to	16.42	17,705,173	—	to	1.25%	3.09%	to	3.16%	12.41%	to	13.82%
2016	1,345,068	13.48	to	14.61	17,941,870	—	to	1.25%	3.12%	to	3.16%	5.23%	to	6.55%
American Funds EuroPacific Growth Fund
2020	735,387	32.10	to	37.48	22,856,757	—	to	1.25%	—	to	—	22.89%	to	103.56%
2019	1,135,181	18.41	to	26.12	25,665,786	—	to	1.25%	0.80%	to	1.09%	25.03%	to	26.98%
2018	1,412,931	14.50	to	20.89	25,744,107	—	to	1.25%	0.90%	to	1.07%	(16.53)%	to	(15.22)%
2017	1,519,013	17.10	to	25.03	32,280,342	—	to	1.25%	0.57%	to	0.90%	28.71%	to	30.70%
2016	1,711,587	19.45	to	44.25	27,485,573	—	to	1.25%	0.95%	to	1.42%	(0.86)%	to	(0.56)%
American Funds Fundamental Investors FundSM
2020	665,935	29.00	to	30.34	18,253,496	—	to	1.25%	1.36%	to	1.38%	13.16%	to	14.58%
2019	702,901	25.31	to	26.81	16,948,816	—	to	1.25%	1.22%	to	1.26%	25.59%	to	27.17%
2018	775,177	19.90	to	21.35	14,819,712	—	to	1.25%	1.18%	to	1.18%	(8.11)%	to	(6.95)%
2017	851,475	21.39	to	23.23	17,653,478	—	to	1.25%	1.10%	to	1.16%	21.42%	to	22.94%
2016	1,030,219	17.40	to	19.13	17,476,605	—	to	1.25%	1.16%	to	1.29%	10.75%	to	12.14%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds New Perspective Fund®
2020	405,559	$32.33	to	$34.52	$12,965,860	—	to	1.25%	—	to	—	31.29%	to	32.94%
2019	409,813	24.32	to	26.29	9,853,337	—	to	1.25%	0.70%	to	0.79%	28.00%	to	29.61%
2018	425,127	18.76	to	20.54	7,905,632	—	to	1.25%	0.58%	to	0.65%	(7.34)%	to	(6.17)%
2017	454,238	19.99	to	22.16	9,070,660	—	to	1.25%	0.11%	to	0.12%	26.87%	to	28.46%
2016	508,190	15.56	to	17.47	7,899,762	—	to	1.25%	0.45%	to	0.50%	0.24%	to	1.50%
American Funds The Bond Fund of America®
2020	302,583	13.85	to	14.64	4,304,694	0.35%	to	1.25%	1.54%	to	1.57%	9.04%	to	10.02%
2019	314,725	12.70	to	13.31	4,088,011	0.35%	to	1.25%	2.02%	to	2.03%	6.37%	to	7.33%
2018	324,683	11.94	to	12.40	3,952,643	0.35%	to	1.25%	2.06%	to	2.07%	(1.67)%	to	(0.78)%
2017	371,625	12.14	to	12.50	4,576,638	0.35%	to	1.25%	1.54%	to	1.54%	1.63%	to	2.55%
2016	431,867	11.95	to	12.19	5,192,313	0.35%	to	1.25%	1.37%	to	1.39%	1.17%	to	2.08%
American Funds The Growth Fund of America®
2020	1,221,223	42.87	to	55.57	54,994,663	—	to	1.25%	—	to	—	35.68%	to	37.39%
2019	1,338,583	31.60	to	40.45	43,871,012	—	to	1.25%	0.25%	to	0.38%	26.12%	to	27.71%
2018	1,548,650	31.67	to	25.05	40,346,491	—	to	1.25%	0.17%	to	0.17%	(4.46)%	to	(3.25)%
2017	1,778,728	26.22	to	32.74	47,863,870	—	to	1.25%	0.14%	to	0.15%	24.15%	to	25.71%
2016	2,009,685	21.12	to	41.32	42,809,878	—	to	1.25%	0.24%	to	0.25%	1.72%	to	6.78%
American Funds The Income Fund of America®
2020	579,296	20.17	to	20.57	11,291,099	—	to	1.25%	1.02%	to	3.03%	3.35%	to	7.92%
2019	586,845	18.69	to	19.91	10,997,842	0.35%	to	1.25%	2.94%	to	2.94%	17.01%	to	18.07%
2018	660,207	15.83	to	17.01	10,479,026	0.35%	to	1.25%	2.56%	to	2.61%	(6.64)%	to	(5.79)%
2017	933,273	14.93	to	16.34	13,928,229	0.35%	to	1.25%	2.82%	to	2.84%	8.80%	to	9.78%
2016	925,598	13.60	to	15.01	12,603,044	0.35%	to	1.25%	2.68%	to	2.75%	(3.07)%	to	(2.17)%
American Funds The Investment Company of America®
2020	419,886	25.27	to	26.35	10,391,295	0.35%	to	1.25%	1.26%	to	1.27%	12.71%	to	13.73%
2019	440,305	22.22	to	23.37	9,616,239	0.35%	to	1.25%	1.60%	to	1.67%	13.15%	to	22.55%
2018	491,335	19.07	to	19.64	8,704,055	0.15%	to	1.25%	1.19%	to	1.37%	(8.01)%	to	1.44%
2017	533,231	19.36	to	20.73	10,209,753	0.35%	to	1.25%	1.30%	to	1.34%	17.80%	to	18.86%
2016	625,920	16.29	to	17.60	10,231,353	0.35%	to	1.25%	1.60%	to	1.61%	12.75%	to	13.77%
American Funds The New Economy Fund®
2020	102,102	38.16	to	40.33	3,791,704	—	to	1.25%	—	to	—	31.38%	to	33.03%
2019	109,485	28.69	to	30.70	3,085,819	—	to	1.25%	0.01%	to	0.01%	24.49%	to	26.05%
2018	117,235	22.76	to	24.66	2,632,078	—	to	1.25%	0.13%	to	0.13%	(5.74)%	to	(4.54)%
2017	122,460	23.84	to	26.16	2,910,088	—	to	1.25%	—	to	—	32.25%	to	33.91%
2016	128,914	17.80	to	19.78	2,317,420	—	to	1.25%	—	to	—	0.62%	to	1.88%
American Funds Washington Mutual Investors FundSM
2020	198,801	26.70	to	27.30	5,224,254	0.35%	to	1.25%	1.60%	to	1.61%	6.03%	to	6.99%
2019	209,002	25.19	to	25.52	5,109,764	0.35%	to	1.25%	1.55%	to	1.57%	23.57%	to	24.68%
2018	232,461	20.38	to	20.47	4,537,009	0.35%	to	1.25%	1.50%	to	1.52%	(4.50)%	to	(3.63)%
2017	249,732	19.99	to	21.34	5,016,096	—	to	1.25%	1.54%	to	1.61%	18.25%	to	19.73%
2016	284,673	16.70	to	18.05	4,823,195	—	to	1.25%	1.64%	to	1.64%	11.60%	to	13.00%
American Funds American Mutual Fund®
2020	172,297	24.50	to	25.15	4,178,717	—	to	1.25%	1.77%	to	1.78%	3.10%	to	4.40%
2019	169,247	23.47	0.00	24.40	3,953,608	—	to	1.25%	1.76%	to	1.77%	19.82%	to	21.33%
2018	179,192	19.34	to	20.36	3,452,187	—	to	1.25%	1.64%	to	1.66%	(3.65)%	to	(2.43)%
2017	191,804	19.82	to	21.13	3,800,522	—	to	1.25%	1.65%	to	1.71%	15.78%	to	17.23%
2016	226,190	16.91	to	18.25	3,858,356	—	to	1.25%	1.72%	to	1.80%	12.36%	to	13.77%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds Capital World Growth and Income Fund®
2020	934,246	$25.81	to	$29.74	$27,353,911	—	to	1.25%	1.13%	to	1.45%	13.59%	to	15.36%
2019	989,508	22.38	to	26.18	25,206,718	—	to	1.25%	—	to	1.81%	23.39%	to	25.32%
2018	1,077,411	17.86	to	21.22	21,930,520	—	to	1.25%	1.70%	to	1.99%	(11.70)%	to	(10.30)%
2017	1,183,805	19.91	to	24.03	26,990,765	—	to	1.25%	1.57%	to	1.86%	22.76%	to	24.63%
2016	1,353,698	19.57	to	72.83	24,538,540	—	to	1.25%	2.14%	to	2.14%	4.83%	to	6.15%
American Funds SmallCap World Fund®
2020	39,440	30.69	to	32.90	1,130,337	0.15%	to	1.25%	—	to	—	35.35%	to	55.22%
2019	39,982	19.77	to	24.31	843,854	0.50%	to	1.25%	—	to	—	14.80%	to	28.79%
2018	45,498	17.22	to	18.87	738,388	0.15%	to	1.25%	—	to	—	(11.10)%	to	1.24%
2017	58,515	17.01	to	21.23	1,042,221	0.50%	to	1.25%	—	to	—	24.90%	to	25.83%
2016	71,331	13.52	to	17.00	1,001,168	0.50%	to	1.25%	0.09%	to	0.09%	4.15%	to	4.94%
New World Fund
2020	18,912	18.32	to	19.45	358,498	—	to	1.25%	—	to	—	22.93%	to	24.48%
2019	26,160	14.90	to	15.62	402,486	—	to	1.25%	—	to	0.92%	25.58%	to	27.16%
2018	24,127	11.86	to	12.29	293,027	—	to	1.25%	0.69%	to	3.77%	(13.64)%	to	(12.54)%
2017	15,964	14.05	to	13.74	222,629	—	to	1.25%	0.10%	to	2.46%	30.56%	to	32.20%
Ariel Appreciation Fund
2020	2,470	25.47	to	43.32	72,771	—	to	1.25%	0.52%	to	0.68%	(2.89)%	to	6.03%
2019	7,177	24.02	to	44.61	191,997	—	to	1.25%	0.81%	to	1.00%	15.54%	to	23.05%
2018	7,087	19.52	to	38.61	153,564	—	to	1.25%	0.93%	to	1.00%	(19.36)%	to	(15.07)%
2017	7,097	22.99	to	47.88	181,326	—	to	1.25%	0.86%	to	0.92%	1.79%	to	13.67%
2016	7,041	20.22	to	47.04	157,318	—	to	1.25%	0.69%	to	0.79%	4.35%	to	11.27%
Ariel Fund
2020	2,633	24.33	to	67.60	76,000	—	to	1.25%	0.38%	to	0.44%	3.92%	to	8.65%
2019	13,726	22.39	to	65.05	340,343	—	to	1.25%	0.64%	to	0.89%	17.59%	to	23.12%
2018	13,222	18.19	to	55.32	265,047	—	to	1.25%	0.89%	to	1.02%	(20.95)%	to	(14.75)%
2017	12,741	21.34	to	69.98	298,898	—	to	1.25%	0.73%	to	0.82%	8.78%	to	14.45%
2016	11,743	18.64	to	64.33	239,857	—	to	1.25%	0.32%	to	0.55%	8.24%	to	14.13%
Artisan Mid Cap Value Fund
2020	65,288	25.46	to	59.83	3,500,935	—	to	1.25%	0.52%	to	0.55%	4.13%	to	5.44%
2019	77,348	24.45	to	56.74	3,896,587	—	to	1.25%	0.57%	to	0.60%	21.99%	to	23.53%
2018	87,228	20.04	to	45.93	3,546,027	—	to	1.25%	0.18%	to	0.20%	(14.65)%	to	(13.57)%
2017	100,197	23.48	to	53.15	4,784,173	—	to	1.25%	0.07%	to	0.07%	10.97%	to	12.36%
2016	117,323	21.16	to	47.30	4,895,250	—	to	1.25%	0.65%	to	0.80%	20.96%	to	22.47%
Ave Maria Rising Dividend Fund
2020	43,950	28.62	to	32.78	1,359,200	—	to	1.25%	1.23%	to	1.25%	5.13%	to	6.45%
2019	41,636	27.23	to	30.79	1,218,964	—	to	1.25%	1.24%	to	1.25%	25.99%	to	27.58%
2018	57,518	21.61	to	24.13	1,314,190	—	to	1.25%	1.21%	to	1.32%	(5.99)%	to	(4.80)%
2017	73,024	22.99	to	25.35	1,747,751	—	to	1.25%	1.11%	to	1.13%	15.38%	to	16.82%
2016	115,623	19.92	to	21.70	2,392,472	—	to	1.25%	1.70%	to	1.70%	13.90%	to	15.33%
Ave Maria Value Fund
2020	1,423	12.57	to	12.71	18,045	1.05%	to	1.25%	0.53%	to	0.56%	4.84%	to	5.05%
2019	1,391	11.99	to	12.10	16,797	1.05%	to	1.25%	0.04%	to	0.05%	18.03%	to	19.03%
2018	1,333	10.07	to	10.25	13,503	0.75%	to	1.25%	—	to	—	(9.89)%	to	(9.44)%
2017	1,080	11.18	to	11.39	12,124	0.50%	to	1.25%	—	to	—	16.27%	to	17.14%
2016	12,073	9.61	to	9.72	117,218	0.50%	to	1.25%	—	to	—	15.00%	to	15.86%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Ave Maria Growth Fund
2020	3,894	$39.66	to	$45.42	$158,496	—	to	1.25%	—	to	—	16.90%	to	18.37%
2019	5,212	33.93	to	38.37	188,010	—	to	1.25%	0.01%	to	0.01%	35.39%	to	43.29%
2018	2,719	25.06	to	26.78	69,311	0.50%	to	1.25%	—	to	0.18%	(3.03)%	to	(2.30)%
2017	2,355	25.84	to	28.17	61,764	0.15%	to	1.25%	—	to	0.02%	25.79%	to	27.17%
2016	18,259	20.55	to	21.63	384,047	0.50%	to	1.25%	0.08%	to	0.09%	10.68%	to	11.52%
BlackRock LifePath® Dynamic 2020 Portfolio
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	15.29	to	17.55	—	—	to	1.25%	1.90%	to	2.70%	—	to	—
2018	984,773	15.38	to	25.14	17,664,901	—	to	1.25%	2.34%	to	2.40%	(5.18)%	to	(3.98)%
2017	1,075,304	16.22	to	26.18	20,534,467	—	to	1.25%	1.39%	to	1.40%	11.97%	to	13.38%
2016	1,167,447	13.19	to	23.09	19,663,766	—	to	1.25%	1.42%	to	1.58%	4.64%	to	6.29%
BlackRock LifePath® Dynamic 2030 Fund
2020	1,272,953	21.51	to	37.81	29,043,728	—	to	1.25%	1.71%	to	1.79%	11.64%	to	116.70%
2019	1,302,525	17.45	to	19.26	26,863,695	0.50%	to	1.25%	2.23%	to	2.40%	(36.32)%	to	20.56%
2018	1,435,974	15.98	to	27.40	24,757,289	—	to	1.25%	2.14%	to	2.21%	(6.66)%	to	(5.48)%
2017	1,461,746	17.12	to	28.99	27,146,541	—	to	1.25%	1.68%	to	1.71%	16.21%	to	17.67%
2016	1,481,802	14.73	to	24.64	23,993,081	—	to	1.25%	1.78%	to	1.86%	5.91%	to	7.24%
BlackRock LifePath® Dynamic 2040 Fund
2020	1,290,958	22.68	to	41.48	29,080,173	—	to	1.25%	1.44%	to	1.50%	12.57%	to	13.98%
2019	1,280,284	20.14	to	36.39	25,867,486	—	to	1.25%	2.19%	to	2.26%	24.16%	to	25.72%
2018	1,430,187	16.23	to	28.95	23,220,615	—	to	1.25%	1.83%	to	1.88%	(8.64)%	to	(7.49)%
2017	1,422,915	17.76	to	31.29	25,682,408	—	to	1.25%	1.87%	to	1.99%	19.93%	to	21.44%
2016	1,446,783	14.81	to	25.77	22,588,066	—	to	1.25%	1.83%	to	1.94%	6.64%	to	7.97%
BlackRock LifePath® Dynamic Retirement Fund+
2020	902,317	19.59	to	29.19	19,078,978	—	to	1.25%	1.94%	to	1.98%	11.42%	to	12.82%
2019	980,408	17.59	to	25.87	18,863,186	—	to	1.25%	2.51%	to	2.89%	15.46%	to	16.91%
2018	160,238	15.23	to	22.13	2,773,196	—	to	1.25%	2.44%	to	2.44%	(4.89)%	to	(3.68)%
2017	178,008	16.01	to	22.98	3,240,657	—	to	1.25%	1.26%	to	1.27%	10.29%	to	11.68%
2016	233,594	14.52	to	20.57	3,779,966	—	to	1.25%	1.45%	to	1.46%	4.60%	to	5.91%
BlackRock LifePath® Dynamic 2050 Fund
2020	254,814	24.11	to	27.47	6,522,920	—	to	1.25%	1.10%	to	1.34%	13.08%	to	26.36%
2019	257,213	21.32	to	21.74	5,783,564	1.05%	to	1.25%	1.99%	to	2.15%	14.89%	to	24.54%
2018	261,976	17.12	to	18.92	4,728,912	—	to	1.25%	1.79%	to	1.95%	(9.65)%	to	(8.32)%
2017	239,211	18.95	to	20.64	4,780,546	—	to	1.25%	1.73%	to	1.94%	11.10%	to	20.96%
2016	233,221	15.66	to	18.58	3,817,535	—	to	1.25%	1.90%	to	2.71%	5.99%	to	8.19%
BlackRock LifePath® Dynamic 2025 Fund
2020	32,070	17.57	to	18.21	570,746	0.85%	to	1.25%	1.69%	to	2.21%	11.21%	to	11.65%
2019	21,955	15.80	to	16.31	352,014	0.85%	to	1.25%	—	to	1.95%	17.33%	to	17.68%
2018	23,646	13.43	to	13.90	322,535	0.75%	to	1.25%	—	to	2.51%	(6.06)%	to	(5.59)%
2017	21,641	14.29	to	14.95	313,725	0.50%	to	1.25%	0.26%	to	0.72%	13.79%	to	14.64%
2016	21,583	12.56	to	13.04	273,570	0.50%	to	1.25%	1.52%	to	1.68%	5.22%	to	6.01%
BlackRock LifePath® Dynamic 2035 Fund
2020	35,226	19.60	to	20.50	695,775	0.75%	to	1.25%	1.34%	to	1.36%	12.14%	to	12.70%
2019	31,853	17.48	to	18.19	560,664	0.75%	to	1.25%	1.49%	to	1.98%	21.84%	to	22.45%
2018	28,779	14.34	to	14.85	415,786	0.75%	to	1.25%	1.85%	to	2.02%	(7.86)%	to	(7.40)%
2017	15,170	15.57	to	16.28	238,440	0.50%	to	1.25%	0.34%	to	1.50%	17.82%	to	18.70%
2016	19,496	13.21	to	13.71	259,576	0.50%	to	1.25%	1.69%	to	2.08%	6.04%	to	6.84%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
BlackRock LifePath® Dynamic 2045 Fund
2020	19,813	$21.05	to	$22.82	$423,134	0.35%	to	1.25%	1.22%	to	1.25%	12.61%	to	13.63%
2019	19,069	18.69	to	20.08	361,451	0.35%	to	1.25%	1.89%	to	2.07%	24.48%	to	25.61%
2018	14,513	15.02	to	15.99	221,018	0.35%	to	1.25%	1.72%	to	1.80%	(9.59)%	to	(8.76)%
2017	8,986	16.61	to	17.52	151,664	0.35%	to	1.25%	1.71%	to	1.76%	20.54%	to	21.62%
2016	9,146	13.78	to	14.41	127,877	0.35%	to	1.25%	1.80%	to	1.86%	6.56%	to	7.52%
BlackRock LifePath® Dynamic 2055 Fund
2020	32,719	21.89	to	23.73	727,566	0.35%	to	1.25%	1.14%	to	1.18%	13.74%	to	14.77%
2019	23,679	19.24	to	20.67	462,307	0.35%	to	1.25%	1.82%	to	2.18%	24.56%	to	25.68%
2018	16,173	15.45	to	16.45	254,446	0.35%	to	1.25%	1.70%	to	1.86%	(9.77)%	to	(8.95)%
2017	11,169	17.12	to	18.07	194,555	0.35%	to	1.25%	1.52%	to	1.69%	20.73%	to	21.81%
2016	9,996	14.18	to	14.83	143,761	0.35%	to	1.25%	1.79%	to	1.99%	6.56%	to	7.52%
Baron Small Cap Fund
2020	8,598	39.69	to	56.63	388,167	—	to	1.25%	—	to	—	38.59%	to	40.33%
2019	65,199	28.64	to	40.36	2,580,174	—	to	1.25%	—	to	—	32.83%	to	34.50%
2018	73,687	21.56	to	30.01	2,179,502	—	to	1.25%	—	to	—	(8.54)%	to	(7.39)%
2017	89,214	23.57	to	32.40	2,865,499	—	to	1.25%	—	to	—	25.56%	to	27.13%
2016	97,071	18.78	to	25.35	2,462,095	—	to	1.25%	—	to	—	(10.07)%	to	8.57%
BlackRock U.S. Government Bond Portfolio
2020	16,119	11.47	to	12.91	196,650	—	to	1.25%	0.75%	to	1.55%	5.09%	to	6.41%
2019	12,588	10.91	to	12.13	144,127	—	to	1.25%	2.26%	to	2.34%	5.14%	to	6.46%
2018	15,197	10.38	to	11.40	162,818	—	to	1.25%	2.21%	to	2.30%	(0.87)%	to	0.38%
2017	14,081	10.47	to	11.35	151,447	—	to	1.25%	0.35%	to	2.03%	0.42%	to	1.68%
2016	14,140	10.42	to	10.95	150,290	0.35%	to	1.25%	1.68%	to	1.69%	(0.04)%	to	0.86%
BlackRock Equity Dividend Fund
2020	60,341	40.61	to	47.08	2,558,528	—	to	1.25%	1.81%	to	1.82%	2.35%	to	3.64%
2019	61,176	39.68	to	45.42	2,523,293	—	to	1.25%	1.54%	to	1.73%	25.67%	to	27.25%
2018	72,015	31.57	to	35.70	2,360,123	—	to	1.25%	1.66%	to	1.67%	(8.59)%	to	(7.43)%
2017	81,576	34.54	to	38.57	2,917,513	—	to	1.25%	1.41%	to	1.44%	14.99%	to	16.43%
2016	118,363	30.04	to	33.12	3,682,817	—	to	1.25%	1.77%	to	1.79%	14.56%	to	16.00%
BlackRock Capital Appreciation Fund
2020	5,841	65.30	to	71.35	390,873	0.50%	to	1.25%	—	to	—	38.35%	to	39.39%
2019	9,908	47.20	to	51.19	480,624	0.50%	to	1.25%	—	to	—	30.21%	to	31.19%
2018	8,853	36.24	to	39.02	331,770	0.50%	to	1.25%	—	to	—	0.46%	to	1.22%
2017	9,726	36.08	to	38.54	362,533	0.50%	to	1.25%	—	to	—	30.95%	to	31.93%
2016	9,513	27.55	to	29.21	269,135	0.50%	to	1.25%	—	to	—	(1.60)%	to	(0.86)%
BlackRock Advantage Large Cap Growth Fund
2020	1,573	56.52	to	61.76	89,538	0.50%	to	1.25%	0.11%	to	0.12%	32.43%	to	33.42%
2019	1,374	42.68	to	46.29	58,962	0.50%	to	1.25%	0.58%	to	0.64%	31.73%	to	32.72%
2018	2,226	32.40	to	34.88	73,013	0.50%	to	1.25%	0.25%	to	0.51%	(4.11)%	to	(3.39)%
2017	2,065	33.79	to	36.10	70,248	0.50%	to	1.25%	—	to	0.16%	21.61%	to	22.52%
2016	6,003	27.79	to	29.47	167,694	0.50%	to	1.25%	0.57%	to	0.72%	8.62%	to	9.44%
Calvert VP SRI Balanced Portfolio
2020	20,555	22.99	to	22.99	472,612	0.70%	to	0.70%	1.53%	to	1.53%	14.46%	to	14.46%
2019	20,863	20.09	to	20.09	419,103	0.70%	to	0.70%	1.57%	to	1.57%	23.54%	to	23.54%
2018	20,676	16.26	to	16.26	336,215	0.70%	to	0.70%	1.79%	to	1.79%	(3.35)%	to	(3.35)%
2017	20,445	16.82	to	16.82	343,995	0.70%	to	0.70%	2.05%	to	2.05%	11.22%	to	11.22%
2016	20,598	15.13	to	15.13	311,599	0.70%	to	0.70%	1.55%	to	1.55%	7.10%	to	7.10%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Calvert Equity Fund
2020	205,612	$39.31	to	$65.63	$10,056,221	—	to	1.25%	—	to	—	22.73%	to	24.27%
2019	173,102	32.03	to	52.81	6,290,031	—	to	1.25%	0.02%	to	0.03%	34.81%	to	36.50%
2018	208,342	23.76	to	38.69	5,853,113	—	to	1.25%	0.03%	to	0.03%	3.73%	to	5.04%
2017	223,598	22.90	to	36.83	6,002,221	—	to	1.25%	0.11%	to	0.11%	24.23%	to	25.79%
2016	269,379	18.44	to	36.84	5,708,983	—	to	1.25%	0.15%	to	0.16%	(7.97)%	to	1.05%
Calvert Bond Fund
2020	130,585	15.25	to	17.35	2,091,280	—	to	1.25%	2.17%	to	2.18%	6.07%	to	7.40%
2019	141,601	14.38	to	16.15	2,131,822	—	to	1.25%	—	to	2.55%	7.11%	to	8.46%
2018	149,220	13.42	to	14.89	2,097,876	—	to	1.25%	2.48%	to	2.49%	(1.41)%	to	(0.16)%
2017	139,799	13.62	to	14.92	1,982,296	—	to	1.25%	2.22%	to	2.23%	2.90%	to	4.19%
2016	147,615	13.23	to	14.31	2,014,675	—	to	1.25%	2.45%	to	2.45%	2.35%	to	3.63%
Calvert Income Fund
2020	43,069	14.58	to	16.03	652,841	0.50%	to	1.25%	3.08%	to	3.10%	6.93%	to	7.74%
2019	43,251	13.63	to	14.88	611,392	0.50%	to	1.25%	3.36%	to	3.37%	13.35%	to	14.20%
2018	37,214	12.03	to	13.03	463,432	0.50%	to	1.25%	3.48%	to	3.52%	(4.56)%	to	(3.84)%
2017	43,131	12.60	to	13.55	560,785	0.50%	to	1.25%	2.99%	to	3.04%	5.25%	to	6.04%
2016	67,404	11.98	to	12.78	832,990	0.50%	to	1.25%	3.17%	to	3.18%	4.30%	to	5.08%
Columbia Contrarian Core Fund
2020	7,134	60.83	to	66.47	443,034	0.50%	to	1.25%	0.62%	to	0.69%	20.46%	to	21.37%
2019	8,225	50.50	to	54.76	422,195	0.50%	to	1.25%	0.77%	to	1.07%	30.95%	to	31.94%
2018	13,410	38.56	to	41.51	528,720	0.50%	to	1.25%	0.72%	to	1.09%	(10.33)%	to	(9.65)%
2017	17,354	43.00	to	45.94	759,164	0.50%	to	1.25%	0.09%	to	0.75%	19.93%	to	20.83%
2016	16,381	35.86	to	38.02	601,038	0.50%	to	1.25%	0.72%	to	0.75%	7.00%	to	7.81%
Columbia Small Cap Value I Fund
2020	3,049	42.24	to	46.15	131,644	0.50%	to	1.25%	0.43%	to	0.72%	6.49%	to	7.29%
2019	1,831	39.66	to	43.02	74,102	0.50%	to	1.25%	0.49%	to	0.49%	19.46%	to	20.35%
2018	1,802	33.20	to	35.74	60,935	0.50%	to	1.25%	0.30%	to	0.32%	(19.34)%	to	(18.73)%
2017	1,819	41.16	to	43.98	76,066	0.50%	to	1.25%	—	to	—	12.50%	to	13.34%
2016	1,746	36.59	to	38.80	64,209	0.50%	to	1.25%	0.43%	to	0.59%	30.68%	to	31.66%
Columbia Select Mid Cap Value Fund+
2020	65,121	12.93	to	22.32	1,174,396	—	to	1.25%	0.35%	to	0.49%	(27.76)%	to	6.48%
2019	45,233	17.90	to	20.96	846,462	—	to	1.25%	0.94%	to	0.95%	29.67%	to	31.30%
2018	53,386	13.80	to	15.96	768,822	—	to	1.25%	0.48%	to	0.48%	(14.54)%	to	(13.46)%
2017	53,303	16.15	to	18.44	890,431	—	to	1.25%	0.93%	to	1.29%	11.93%	to	13.33%
2016	78,072	14.43	to	16.27	1,161,503	—	to	1.25%	0.79%	to	1.14%	12.54%	to	13.95%
Columbia Acorn Fund
2020	25,511	59.91	to	69.45	1,613,066	—	to	1.25%	—	to	—	27.58%	to	29.18%
2019	29,155	46.96	to	53.76	1,435,177	—	to	1.25%	—	to	—	24.65%	to	26.21%
2018	24,072	37.68	to	42.60	925,847	—	to	1.25%	—	to	—	(6.41)%	to	(5.22)%
2017	26,393	40.26	to	44.95	1,095,978	—	to	1.25%	—	to	—	23.37%	to	24.91%
2016	31,022	32.63	to	35.98	1,042,709	—	to	1.25%	—	to	—	8.69%	to	10.06%
CRM Mid Cap Value Fund
2020	14,222	28.67	to	34.78	465,912	—	to	1.25%	0.37%	to	0.46%	9.18%	to	10.55%
2019	15,304	26.26	to	31.46	457,691	—	to	1.25%	—	to	0.44%	23.03%	to	24.58%
2018	15,542	21.35	to	25.25	375,270	—	to	1.25%	0.19%	to	0.20%	(8.24)%	to	(7.08)%
2017	14,961	23.26	to	27.18	390,236	—	to	1.25%	—	to	1.31%	17.58%	to	19.06%
2016	13,343	19.78	to	21.96	289,439	0.35%	to	1.25%	0.01%	to	0.01%	14.57%	to	15.61%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Columbia Disciplined Small Core Fund
2020	—	$—	to	$—	$—	—	to	—	—	to	—	—	to	—
2019	2,859	18.79	to	20.23	54,731	0.50%	to	1.25%	0.63%	to	0.91%	19.26%	to	20.16%
2018	2,229	15.76	to	16.84	35,842	0.50%	to	1.25%	—	to	—	(18.98)%	to	(18.37)%
2017	10,200	19.45	to	20.63	205,043	0.50%	to	1.25%	0.18%	to	0.27%	5.05%	to	5.84%
2016	10,922	18.51	to	19.49	207,812	0.50%	to	1.25%	0.18%	to	0.26%	14.73%	to	15.59%
Calamos International Growth Fund
2020	100	18.65	to	18.65	1,852	1.25%	to	1.25%	—	to	—	42.78%	to	42.78%
2019	100	13.06	to	13.06	1,303	1.25%	to	1.25%	—	to	—	27.71%	to	27.71%
2018	100	10.23	to	10.23	1,019	1.25%	to	1.25%	—	to	—	(22.06)%	to	(22.06)%
2017	1,265	13.13	to	13.13	16,601	1.25%	to	1.25%	—	to	—	37.47%	to	37.47%
2016	807	9.55	to	9.55	7,706	1.25%	to	1.25%	—	to	—	(7.33)%	to	(7.33)%
Davis Financial Fund
2020	13,941	17.38	to	19.68	255,390	0.50%	to	1.25%	1.52%	to	1.73%	(7.05)%	to	(6.35)%
2019	12,748	18.56	to	21.17	249,280	0.50%	to	1.25%	1.51%	to	1.64%	24.74%	to	25.68%
2018	11,950	14.77	to	16.97	187,437	0.50%	to	1.25%	0.93%	to	0.95%	(12.88)%	to	(12.22)%
2017	12,213	16.82	to	19.48	217,918	0.50%	to	1.25%	0.14%	to	0.52%	17.79%	to	18.67%
2016	11,872	14.18	to	16.54	175,083	0.50%	to	1.25%	0.75%	to	0.76%	13.61%	to	14.47%
Davis New York Venture Fund
2020	177,701	32.12	to	100.48	5,699,589	—	to	1.25%	0.56%	to	0.59%	10.03%	to	11.41%
2019	201,073	29.19	to	90.19	5,864,392	—	to	1.25%	1.55%	to	1.59%	29.28%	to	30.91%
2018	212,964	22.58	to	68.89	4,818,902	—	to	1.25%	0.52%	to	0.54%	(14.10)%	to	(13.01)%
2017	237,543	26.28	to	79.20	6,230,416	—	to	1.25%	0.26%	to	0.26%	20.64%	to	22.15%
2016	289,284	21.79	to	64.84	6,202,348	—	to	1.25%	0.70%	to	0.81%	10.86%	to	12.25%
Davis Opportunity Fund
2020	4,740	23.83	to	25.12	112,429	0.50%	to	1.25%	0.19%	to	0.50%	11.39%	to	12.23%
2019	7,972	21.23	to	22.55	169,392	0.50%	to	1.25%	0.40%	to	0.42%	23.93%	to	24.86%
2018	8,027	17.00	to	18.20	136,827	0.50%	to	1.25%	—	to	—	(14.58)%	to	(13.94)%
2017	7,439	19.76	to	21.31	154,506	0.50%	to	1.25%	0.10%	to	0.11%	21.57%	to	22.48%
2016	11,491	16.13	to	17.53	188,395	0.50%	to	1.25%	—	to	—	13.84%	to	14.69%
Delaware Diversified Income Fund
2020	3,175	12.74	to	12.97	40,469	1.05%	to	1.25%	2.88%	to	2.96%	9.19%	to	9.41%
2019	829	11.67	to	11.85	9,684	1.05%	to	1.25%	3.26%	to	3.29%	5.49%	to	9.39%
2018	21,744	10.66	to	11.24	243,939	0.50%	to	1.25%	3.71%	to	3.75%	(3.46)%	to	(2.73)%
2017	30,030	11.05	to	11.55	346,628	0.50%	to	1.25%	3.51%	to	3.52%	3.96%	to	4.74%
2016	17,875	10.63	to	11.03	193,250	0.50%	to	1.25%	3.15%	to	3.24%	2.28%	to	3.04%
Delaware Extended Duration Bond Fund
2020	145	17.37	to	18.24	2,617	0.50%	to	1.05%	3.22%	to	3.54%	13.30%	to	13.92%
2019	767	15.33	to	16.01	11,926	0.50%	to	1.05%	1.50%	to	3.54%	23.13%	to	25.10%
2018	1,866	12.45	to	12.80	23,632	0.85%	to	1.25%	3.82%	to	3.83%	(9.30)%	to	(8.93)%
2017	2,100	13.72	to	14.06	29,255	0.85%	to	1.25%	3.45%	to	3.49%	10.73%	to	11.17%
2016	2,814	12.40	to	12.64	34,974	0.85%	to	1.25%	3.42%	to	3.44%	5.91%	to	6.33%
Dreyfus Bond Market Index Fund
2020	951,277	11.05	to	13.67	14,677,258	—	to	1.25%	—	to	2.06%	(25.96)%	to	5.94%
2019	900,400	12.90	to	14.93	13,011,183	—	to	1.25%	1.51%	to	2.57%	6.79%	to	48.95%
2018	936,569	10.02	to	12.08	12,517,243	—	to	1.25%	2.52%	to	2.53%	(2.81)%	to	(1.54)%
2017	1,002,698	10.31	to	12.27	13,447,953	—	to	1.25%	2.21%	to	2.21%	0.78%	to	1.82%
2016	888,308	12.05	to	13.43	11,557,084	—	to	1.25%	2.13%	to	2.15%	0.82%	to	2.08%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Dreyfus VIF Appreciation Portfolio
2020	589	$34.10	to	$34.10	$20,078	0.70%	to	0.70%	0.71%	to	0.71%	22.83%	to	22.83%
2019	850	27.76	to	27.76	23,610	0.70%	to	0.70%	1.18%	to	1.18%	35.15%	to	35.15%
2018	1,208	20.54	to	20.54	24,806	0.70%	to	0.70%	1.25%	to	1.25%	(7.51)%	to	(7.51)%
2017	1,050	22.21	to	22.21	23,315	0.70%	to	0.70%	1.35%	to	1.35%	26.45%	to	26.45%
2016	987	17.56	to	17.56	17,332	0.70%	to	0.70%	1.91%	to	1.91%	7.15%	to	7.15%
Dreyfus International Stock Index Fund
2020	20,740	17.45	to	17.45	361,855	—	to	—	1.80%	to	1.80%	7.50%	to	7.50%
2019	24,805	16.23	to	16.23	402,575	—	to	—	2.74%	to	2.74%	21.46%	to	21.46%
2018	29,034	13.36	to	13.36	387,971	—	to	—	2.13%	to	2.13%	(13.92)%	to	(13.92)%
2017	33,092	15.52	to	15.52	513,677	—	to	—	2.29%	to	2.29%	24.46%	to	24.46%
2016	32,877	12.47	to	12.47	410,030	—	to	—	2.43%	to	2.43%	0.98%	to	0.98%
Dreyfus MidCap Index Fund
2020	267,786	31.79	to	107.89	17,838,201	—	to	1.25%	1.09%	to	1.20%	11.69%	to	13.10%
2019	291,002	28.46	to	95.40	16,995,184	—	to	1.25%	—	to	1.17%	24.00%	to	25.56%
2018	340,175	22.95	to	75.98	16,010,996	—	to	1.25%	1.09%	to	1.23%	(12.60)%	to	(11.50)%
2017	359,401	26.26	to	85.85	17,974,522	—	to	1.25%	0.96%	to	1.00%	14.25%	to	15.68%
2016	327,098	22.99	to	74.21	13,658,871	—	to	1.25%	1.11%	to	1.41%	18.74%	to	20.23%
Dreyfus SmallCap Stock Index Fund
2020	224,228	31.07	to	80.50	12,894,667	—	to	1.25%	0.97%	to	1.10%	9.53%	to	10.91%
2019	244,002	28.36	to	72.58	12,951,415	—	to	1.25%	1.09%	to	1.13%	20.77%	to	22.29%
2018	263,715	23.49	to	59.35	11,521,099	—	to	1.25%	0.81%	to	0.91%	(10.02)%	to	(8.88)%
2017	252,255	26.10	to	65.14	11,862,227	—	to	1.25%	0.99%	to	0.99%	11.01%	to	12.41%
2016	222,769	23.51	to	57.95	8,799,272	—	to	1.25%	1.06%	to	1.49%	24.28%	to	25.84%
Dreyfus VIF Growth and Income Portfolio
2020	4	33.52	to	33.52	132	0.70%	to	0.70%	1.55%	to	1.55%	33.09%	to	62.53%
2019	—	20.62	to	25.18	—	0.70%	to	0.70%	0.50%	to	0.50%	—	to	—
2018	673	21.12	to	21.12	14,212	0.70%	to	0.70%	0.77%	to	0.77%	(5.35)%	to	(5.35)%
2017	1,095	22.32	to	22.32	24,430	0.70%	to	0.70%	0.74%	to	0.74%	18.88%	to	18.88%
2016	1,165	18.77	to	18.77	21,870	0.70%	to	0.70%	1.34%	to	1.34%	9.27%	to	9.27%
Dreyfus VIF Quality Bond Portfolio Fund
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	4,996	14.82	to	14.82	74,052	0.70%	to	0.70%	1.90%	to	1.90%	7.30%	to	7.30%
2018	4,598	13.81	to	13.81	63,524	0.70%	to	0.70%	2.75%	to	2.75%	(3.23)%	to	(3.23)%
2017	4,549	14.27	to	14.27	64,944	0.70%	to	0.70%	2.13%	to	2.13%	3.77%	to	3.77%
2016	6,195	13.76	to	13.76	85,226	0.70%	to	0.70%	1.78%	to	1.78%	0.81%	to	0.81%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
2020	194	34.99	to	34.99	6,785	0.70%	to	0.70%	1.07%	to	1.07%	23.28%	to	23.28%
2019	194	28.38	to	28.38	5,503	0.70%	to	0.70%	1.43%	to	1.43%	33.42%	to	33.42%
2018	194	21.27	to	21.27	4,125	0.70%	to	0.70%	1.74%	to	1.74%	(5.07)%	to	(5.07)%
2017	194	22.41	to	22.41	4,345	0.70%	to	0.70%	0.91%	to	0.91%	14.53%	to	14.53%
2016	104	19.57	to	19.57	2,042	0.70%	to	0.70%	—	to	—	9.61%	to	9.61%
Dreyfus S&P 500 Index Fund
2020	1,010,288	28.49	to	33.38	32,408,037	—	to	1.25%	1.45%	to	1.45%	16.31%	to	17.77%
2019	1,029,503	24.49	to	28.34	28,100,882	—	to	1.25%	—	to	1.64%	(35.55)%	to	29.24%
2018	1,140,840	18.95	to	43.97	23,913,907	—	to	1.25%	1.39%	to	1.57%	(18.65)%	to	(6.06)%
2017	1,161,273	20.17	to	54.05	25,518,768	—	to	1.25%	1.43%	to	1.63%	11.05%	to	19.75%
2016	1,053,963	16.85	to	18.77	19,078,126	—	to	1.25%	1.92%	to	2.27%	9.97%	to	11.35%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Eaton Vance Large-Cap Value Fund
2020	73,760	$20.61	to	$22.23	$1,596,307	—	to	1.25%	0.66%	to	1.35%	1.01%	to	2.28%
2019	368,737	20.15	to	22.01	7,516,851	—	to	1.25%	1.26%	to	1.28%	28.18%	to	29.79%
2018	409,157	15.53	to	17.17	6,426,230	—	to	1.25%	1.21%	to	1.22%	(7.99)%	to	(6.83)%
2017	462,163	16.66	to	18.66	7,782,999	—	to	1.25%	1.26%	to	1.26%	13.38%	to	14.81%
2016	548,027	14.51	to	16.46	8,028,187	—	to	1.25%	1.41%	to	1.43%	8.21%	to	9.56%
Eaton Vance Dividend Builder Fund
2020	60,434	24.35	to	29.56	1,451,768	—	to	1.25%	1.75%	to	1.75%	10.92%	to	12.32%
2019	74,371	21.68	to	26.65	1,578,433	—	to	1.25%	1.82%	to	1.84%	29.46%	to	31.09%
2018	79,447	16.54	to	20.58	1,297,935	—	to	1.25%	1.80%	to	1.81%	(6.58)%	to	(5.40)%
2017	89,028	17.48	to	22.03	1,532,454	—	to	1.25%	—	to	1.84%	17.42%	to	18.89%
2016	92,958	13.66	to	18.76	1,329,544	0.35%	to	1.25%	1.95%	to	1.97%	7.86%	to	8.83%
Eaton Vance Worldwide Health Sciences Fund
2020	24,219	40.06	to	41.03	988,886	0.35%	to	1.25%	0.54%	to	0.56%	11.63%	to	12.64%
2019	24,248	35.89	to	36.42	869,193	0.35%	to	1.25%	0.59%	to	0.65%	24.43%	to	25.55%
2018	22,716	28.84	to	29.01	656,255	0.35%	to	1.25%	0.31%	to	0.36%	4.65%	to	5.61%
2017	28,062	27.47	to	27.56	774,782	0.35%	to	1.25%	—	to	—	14.80%	to	15.83%
2016	29,781	23.72	to	24.01	705,620	0.35%	to	1.25%	—	to	—	(15.94)%	to	(15.19)%
Eaton Vance Income Fund of Boston
2020	204,873	20.27	to	21.76	4,299,845	—	to	1.25%	5.79%	to	5.93%	3.56%	to	4.86%
2019	118,694	19.57	to	20.75	2,316,738	—	to	1.25%	3.16%	to	5.70%	11.89%	to	292.94%
2018	134,574	5.28	to	17.49	2,327,515	—	to	1.25%	5.18%	to	5.67%	(71.98)%	to	(4.02)%
2017	162,189	18.22	to	18.84	2,900,627	—	to	1.25%	2.49%	to	5.47%	4.69%	to	6.01%
2016	147,895	16.94	to	17.41	2,493,513	0.50%	to	1.25%	5.97%	to	5.97%	11.28%	to	12.11%
Eaton Vance Balanced Fund
2020	6,309	33.46	to	36.57	213,150	0.50%	to	1.25%	1.18%	to	1.18%	12.79%	to	13.63%
2019	5,249	29.67	to	32.18	157,122	0.50%	to	1.25%	1.37%	to	1.37%	22.10%	to	23.02%
2018	5,248	24.30	to	26.16	129,719	0.50%	to	1.25%	1.61%	to	1.62%	(4.63)%	to	(3.91)%
2017	4,227	25.48	to	27.22	109,336	0.50%	to	1.25%	1.58%	to	1.60%	12.12%	to	12.96%
2016	2,447	22.73	to	24.10	56,667	0.50%	to	1.25%	1.49%	to	1.51%	3.31%	to	4.08%
Eaton Vance Atlanta Capital SMID-Cap Fund
2020	25,410	29.98	to	33.54	830,319	—	to	1.25%	—	to	—	9.58%	to	10.96%
2019	30,865	27.36	to	30.23	906,232	—	to	1.25%	—	to	—	32.44%	to	34.10%
2018	45,537	20.66	to	22.54	992,208	—	to	1.25%	—	to	—	(6.75)%	to	(5.57)%
2017	41,633	22.16	to	23.87	965,743	—	to	1.25%	—	to	—	22.88%	to	24.42%
2016	47,179	18.03	to	19.18	882,156	—	to	1.25%	—	to	—	9.58%	to	10.96%
Wells Fargo Asset Allocation Fund
2020	9,973	17.90	to	18.17	176,167	0.35%	to	1.25%	2.91%	to	2.93%	12.17%	to	13.18%
2019	9,608	15.81	to	16.20	150,962	0.35%	to	1.25%	0.43%	to	0.43%	18.28%	to	19.35%
2018	11,830	13.25	to	13.70	159,847	0.35%	to	1.25%	0.30%	to	0.46%	(10.71)%	to	(9.90)%
2017	14,667	14.70	to	15.34	220,921	0.35%	to	1.25%	1.03%	to	1.83%	13.38%	to	14.40%
2016	14,691	12.85	to	13.53	194,505	0.35%	to	1.25%	1.65%	to	2.21%	3.39%	to	4.32%
Wells Fargo Emerging Markets Equity Fund
2020	75,894	31.58	to	36.61	2,489,362	—	to	1.25%	0.07%	to	0.08%	19.36%	to	20.86%
2019	81,529	26.46	to	30.29	2,221,655	—	to	1.25%	0.68%	to	0.71%	25.99%	to	27.57%
2018	87,456	21.00	to	23.74	1,884,886	—	to	1.25%	0.24%	to	0.32%	(17.14)%	to	(16.09)%
2017	103,481	25.34	to	28.29	2,684,537	—	to	1.25%	0.15%	to	0.20%	32.75%	to	34.42%
2016	130,894	19.09	to	21.05	2,559,745	—	to	1.25%	0.66%	to	0.70%	10.27%	to	11.65%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Wells Fargo Utility & Telecommunications Fund
2020	353	$35.14	to	$38.40	$12,848	0.50%	to	1.25%	1.44%	to	1.55%	2.93%	to	3.71%
2019	349	34.14	to	37.03	12,217	0.50%	to	1.25%	1.40%	to	1.48%	25.91%	to	26.86%
2018	436	27.11	to	29.19	12,041	0.50%	to	1.25%	1.65%	to	1.88%	1.96%	to	2.74%
2017	400	26.59	to	28.41	10,782	0.50%	to	1.25%	1.53%	to	1.98%	12.25%	to	13.09%
2016	780	23.69	to	25.12	18,574	0.50%	to	1.25%	1.11%	to	1.31%	11.21%	to	12.05%
Alger Capital Appreciation Institutional Portfolio
2020	113,540	49.29	to	60.14	6,130,072	0.35%	to	1.25%	—	to	—	39.59%	to	40.85%
2019	130,952	35.00	to	43.09	4,991,827	0.35%	to	1.25%	—	to	—	31.47%	to	32.65%
2018	141,802	26.38	to	32.77	3,999,893	0.35%	to	1.25%	—	to	—	(2.11)%	to	(1.22)%
2017	139,300	26.71	to	33.48	4,016,844	0.35%	to	1.25%	—	to	—	29.39%	to	30.56%
2016	148,891	20.46	to	25.87	3,400,002	0.35%	to	1.25%	—	to	—	(0.78)%	to	0.11%
Alger Mid Cap Growth Institutional Fund
2020	72,795	35.52	to	41.12	2,580,490	—	to	1.25%	—	to	—	62.07%	to	64.10%
2019	69,472	21.65	to	25.37	1,509,904	—	to	1.25%	—	to	—	28.19%	to	29.80%
2018	70,603	16.68	to	19.79	1,184,066	—	to	1.25%	—	to	—	(8.94)%	to	(7.79)%
2017	78,097	18.08	to	21.74	1,430,934	—	to	1.25%	—	to	—	27.95%	to	29.55%
2016	80,951	13.36	to	16.99	1,141,624	0.35%	to	1.25%	—	to	—	0.18%	to	1.08%
Alger Small Cap Growth Institutional Fund
2020	18,993	36.47	to	41.24	754,973	0.35%	to	1.25%	—	to	—	62.83%	to	64.30%
2019	16,034	22.40	to	25.10	387,976	0.35%	to	1.25%	0.11%	to	0.13%	28.17%	to	29.33%
2018	15,677	17.48	to	19.41	294,674	0.35%	to	1.25%	—	to	—	(1.23)%	to	(0.33)%
2017	14,684	17.69	to	19.47	277,152	0.35%	to	1.25%	—	to	—	26.84%	to	27.98%
2016	17,617	13.95	to	15.21	258,430	0.35%	to	1.25%	—	to	—	5.80%	to	6.76%
Nuveen Mid Cap Growth Opportunities Fund
2020	2,940	41.12	to	43.88	121,833	0.65%	to	1.25%	—	to	—	44.14%	to	45.01%
2019	4,549	28.53	to	30.26	133,951	0.65%	to	1.25%	—	to	—	25.14%	to	31.75%
2018	16,885	21.65	to	24.18	400,599	—	to	1.25%	—	to	—	(10.27)%	to	(9.13)%
2017	16,238	24.13	to	26.61	424,681	—	to	1.25%	—	to	—	22.93%	to	24.47%
2016	18,519	19.63	to	21.38	390,159	—	to	1.25%	—	to	—	(0.09)%	to	1.17%
Nuveen Small Cap Select Fund
2020	567	29.35	to	30.99	16,844	0.75%	to	1.25%	0.02%	to	0.02%	16.87%	to	17.46%
2019	604	25.12	to	26.38	15,259	0.75%	to	1.25%	0.13%	to	0.16%	27.04%	to	27.68%
2018	1,895	19.77	to	20.66	37,520	0.75%	to	1.25%	0.03%	to	0.17%	(12.31)%	to	4.62%
2017	143	22.54	to	23.63	3,230	0.65%	to	1.25%	—	to	—	8.39%	to	9.04%
2016	2,126	20.80	to	21.67	45,482	0.65%	to	1.25%	0.07%	to	0.09%	19.81%	to	20.53%
Nuveen Santa Barbara Dividend Growth Fund
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	0.85%	to	0.85%	—	to	—	—	to	—
2018	—	—	to	—	—	0.85%	to	0.85%	—	to	—	—	to	—
2017	1,746	16.89	to	16.89	29,505	0.85%	to	0.85%	1.46%	to	1.46%	18.70%	to	18.70%
2016	1,377	14.23	to	14.23	19,594	0.85%	to	0.85%	1.66%	to	1.66%	10.63%	to	10.63%
Fidelity Advisor Equity Growth Fund
2020	17,708	39.82	to	45.16	714,629	0.50%	to	1.25%	—	to	—	41.29%	to	42.35%
2019	16,281	27.97	to	31.96	460,261	0.50%	to	1.25%	—	to	—	31.60%	to	32.59%
2018	15,451	21.10	to	24.29	327,738	0.50%	to	1.25%	—	to	—	(1.85)%	to	(1.11)%
2017	12,821	21.33	to	24.74	275,456	0.50%	to	1.25%	—	to	—	32.87%	to	33.86%
2016	11,179	15.94	to	18.62	179,232	0.50%	to	1.25%	—	to	—	(1.17)%	to	(0.43)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity Advisor Value Strategies Fund
2020	5,929	$37.78	to	$37.78	$223,972	0.35%	to	0.35%	0.68%	to	0.68%	7.33%	to	7.33%
2019	6,000	35.20	to	35.20	211,198	0.35%	to	0.35%	1.04%	to	1.04%	33.41%	to	33.41%
2018	6,688	26.38	to	26.38	176,442	0.35%	to	0.35%	0.51%	to	0.51%	(18.13)%	to	(18.13)%
2017	7,929	32.22	to	32.22	255,511	0.35%	to	0.35%	1.13%	to	1.13%	18.18%	to	18.18%
2016	8,138	27.27	to	27.27	221,903	0.35%	to	0.35%	1.15%	to	1.15%	10.31%	to	10.31%
Fidelity Advisor Leveraged Company Stock Fund
2020	90,914	21.76	to	25.81	2,115,561	—	to	1.25%	—	to	—	27.01%	to	28.61%
2019	97,497	17.13	to	20.07	1,776,840	—	to	1.25%	—	to	—	27.55%	to	29.15%
2018	98,986	13.43	to	15.54	1,405,882	—	to	1.25%	—	to	—	(17.31)%	to	(16.26)%
2017	107,083	16.25	to	18.56	1,826,257	—	to	1.25%	0.05%	to	0.32%	15.58%	to	17.02%
2016	195,453	14.06	to	15.86	2,927,612	—	to	1.25%	0.33%	to	0.39%	7.45%	to	8.80%
Federated Hermes Equity Income Fund, Inc.+
2020	5,383	20.97	to	22.88	109,189	0.65%	to	1.25%	0.96%	to	1.32%	5.09%	to	5.73%
2019	5,151	19.95	to	21.64	101,046	0.65%	to	1.25%	2.18%	to	2.19%	19.76%	to	20.48%
2018	4,701	16.66	to	17.96	76,289	0.65%	to	1.25%	1.75%	to	1.76%	(12.79)%	to	(12.27)%
2017	4,234	19.10	to	20.47	78,284	0.65%	to	1.25%	1.61%	to	2.06%	14.62%	to	15.31%
2016	8,626	16.67	to	17.76	139,004	0.65%	to	1.25%	2.33%	to	2.34%	8.14%	to	8.79%
Federated Hermes Fund for U.S. Government Securities Fund+
2020	10,981	13.33	to	14.26	154,206	0.50%	to	1.25%	2.05%	to	2.07%	2.44%	to	6.49%
2019	12,860	13.01	to	13.39	172,608	0.75%	to	1.25%	2.51%	to	2.52%	4.54%	to	5.06%
2018	14,213	12.44	to	12.75	179,556	0.75%	to	1.25%	2.52%	to	2.53%	(1.22)%	to	(0.72)%
2017	13,767	12.60	to	13.18	175,378	0.50%	to	1.25%	1.29%	to	2.29%	0.38%	to	1.14%
2016	20,724	12.55	to	12.73	262,340	0.75%	to	1.25%	2.32%	to	2.35%	0.15%	to	0.65%
Federated Hermes MDT Mid Cap Growth Strategies Fund+
2020	7,204	30.42	to	34.16	264,026	0.50%	to	1.25%	—	to	—	33.72%	to	34.72%
2019	7,941	22.58	to	25.55	211,232	0.50%	to	1.25%	—	to	—	26.36%	to	27.31%
2018	6,349	17.73	to	20.22	132,273	0.50%	to	1.25%	—	to	—	(4.47)%	to	(3.75)%
2017	5,882	18.42	to	21.16	128,149	0.50%	to	1.25%	—	to	—	22.88%	to	23.80%
2016	5,438	14.53	to	17.22	94,457	0.75%	to	1.25%	0.05%	to	0.08%	8.61%	to	9.15%
Federated Hermes High Income Bond Fund Inc.+
2020	213	20.10	to	21.30	4,527	1.05%	to	1.25%	5.04%	to	5.35%	4.58%	to	4.79%
2019	411	19.18	to	20.36	8,348	1.05%	to	1.25%	5.40%	to	5.46%	12.93%	to	13.15%
2018	376	16.95	to	18.03	6,745	1.05%	to	1.25%	5.43%	to	5.47%	(4.27)%	to	(4.08)%
2017	360	17.67	to	18.84	6,756	1.05%	to	1.25%	4.56%	to	5.39%	5.22%	to	5.43%
2016	3,827	16.76	to	17.90	65,120	1.05%	to	1.25%	2.21%	to	5.07%	12.90%	to	13.12%
Federated Hermes Kaufmann Fund+
2020	180,471	32.96	to	39.33	6,290,468	0.35%	to	1.25%	—	to	—	26.89%	to	28.04%
2019	196,503	25.75	to	31.00	5,383,816	0.35%	to	1.25%	—	to	—	31.42%	to	32.61%
2018	211,361	19.41	to	23.59	4,384,038	0.35%	to	1.25%	—	to	—	2.33%	to	3.26%
2017	234,119	18.80	to	23.05	4,713,261	0.35%	to	1.25%	—	to	—	26.10%	to	27.24%
2016	287,224	14.78	to	18.28	4,612,341	0.35%	to	1.25%	—	to	—	1.79%	to	2.71%
Federated Hermes Short-Term Income Fund+
2020	8,941	10.74	to	10.74	96,049	0.35%	to	0.35%	1.59%	to	1.59%	3.10%	to	3.10%
2019	8,944	10.42	to	10.42	93,176	0.35%	to	0.35%	2.34%	to	2.34%	3.96%	to	3.96%
2018	9,199	10.02	to	10.02	92,193	0.35%	to	0.35%	0.37%	to	0.37%	(26.85)%	to	(26.85)%
2017	6,880	13.70	to	13.70	94,263	0.35%	to	0.35%	1.51%	to	1.51%	1.29%	to	1.29%
2016	7,107	13.53	to	13.53	96,119	0.35%	to	0.35%	1.15%	to	1.15%	0.93%	to	0.93%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Federated Hermes Total Return Bond Fund+
2020	5,395	$16.16	to	$54.74	$140,459	0.50%	to	1.25%	2.26%	to	2.27%	7.65%	to	8.46%
2019	5,804	15.01	to	50.47	144,002	0.50%	to	1.25%	2.88%	to	2.89%	7.79%	to	8.60%
2018	5,921	13.92	to	46.47	131,714	0.50%	to	1.25%	2.89%	to	2.89%	(2.63)%	to	(1.90)%
2017	8,293	14.30	to	47.37	176,329	0.50%	to	1.25%	2.65%	to	2.65%	2.54%	to	3.31%
2016	13,482	13.95	to	45.85	242,209	0.50%	to	1.25%	2.86%	to	2.87%	3.20%	to	3.97%
Federated Hermes Clover Small Value Fund+
2020	2,807	18.70	to	20.27	56,551	0.35%	to	1.25%	0.13%	to	0.19%	7.78%	to	8.75%
2019	3,089	17.35	to	18.64	57,399	0.35%	to	1.25%	—	to	0.37%	18.18%	to	19.25%
2018	3,398	14.68	to	15.63	52,989	0.35%	to	1.25%	0.04%	to	0.06%	(19.39)%	to	(18.65)%
2017	4,466	18.21	to	19.21	85,477	0.35%	to	1.25%	0.38%	to	0.76%	10.75%	to	11.75%
2016	3,517	16.44	to	17.19	60,302	0.35%	to	1.25%	0.63%	to	0.77%	20.16%	to	21.24%
Federated Hermes International Leaders Fund+
2020	332	18.56	to	20.19	6,642	0.50%	to	1.25%	0.11%	to	0.11%	14.03%	to	17.86%
2019	310	16.28	to	17.13	5,271	0.75%	to	1.25%	2.52%	to	3.81%	25.10%	to	25.73%
2018	123	13.01	to	13.63	1,651	0.75%	to	1.25%	2.25%	to	2.50%	(21.84)%	to	(21.45)%
2017	110	16.65	to	17.35	1,876	0.75%	to	1.25%	0.31%	to	0.43%	26.39%	to	27.02%
2016	98	13.17	to	13.66	1,322	0.75%	to	1.25%	2.50%	to	2.51%	(4.14)%	to	(3.66)%
Fidelity® VIP Growth Opportunities Portfolio
2020	16,302	71.59	to	90.69	1,169,060	—	to	0.70%	0.01%	to	0.01%	67.48%	to	68.66%
2019	17,733	42.74	to	53.77	759,142	—	to	0.70%	0.12%	to	0.16%	39.86%	to	40.84%
2018	22,749	30.56	to	38.18	696,081	—	to	0.70%	0.12%	to	0.12%	11.67%	to	12.46%
2017	22,603	27.37	to	33.95	619,288	—	to	0.70%	0.22%	to	0.33%	33.58%	to	34.51%
2016	19,121	20.49	to	20.49	391,755	0.70%	to	0.70%	0.33%	to	0.33%	(0.36)%	to	(0.36)%
Fidelity® VIP Overseas Portfolio
2020	2,535	18.18	to	18.18	46,074	0.70%	to	0.70%	0.25%	to	0.25%	14.81%	to	14.81%
2019	7,288	15.83	to	15.83	115,389	0.70%	to	0.70%	1.71%	to	1.71%	26.87%	to	26.87%
2018	7,757	12.48	to	12.48	96,799	0.70%	to	0.70%	1.62%	to	1.62%	(15.41)%	to	(15.41)%
2017	7,300	14.75	to	14.75	107,696	0.70%	to	0.70%	1.49%	to	1.49%	29.38%	to	29.38%
2016	6,716	11.40	to	11.40	76,571	0.70%	to	0.70%	1.11%	to	1.11%	(5.72)%	to	(5.72)%
Fidelity® VIP Value Strategies Portfolio
2020	1,810	25.15	to	25.15	45,523	0.70%	to	0.70%	1.31%	to	1.31%	7.50%	to	7.50%
2019	2,447	23.39	to	23.39	57,235	0.70%	to	0.70%	1.72%	to	1.72%	33.59%	to	33.59%
2018	3,344	17.51	to	17.51	58,555	0.70%	to	0.70%	0.98%	to	0.98%	(17.90)%	to	(17.90)%
2017	3,707	21.33	to	21.33	79,073	0.70%	to	0.70%	1.48%	to	1.48%	18.53%	to	18.53%
2016	3,614	17.99	to	17.99	65,024	0.70%	to	0.70%	0.99%	to	0.99%	8.86%	to	8.86%
Fidelity VIP Balanced Fund
2020	65,175	30.14	to	31.41	1,964,516	—	to	0.70%	1.38%	to	1.47%	21.53%	to	22.39%
2019	58,948	24.80	to	25.66	1,462,000	—	to	0.70%	1.71%	to	1.76%	23.64%	to	24.51%
2018	66,897	20.06	to	20.61	1,341,879	—	to	0.70%	1.39%	to	1.48%	(4.89)%	to	(4.22)%
2017	74,005	21.09	to	21.52	1,560,776	—	to	0.70%	1.43%	to	1.48%	15.62%	to	16.43%
2016	76,576	18.24	to	18.24	1,396,766	0.70%	to	0.70%	1.37%	to	1.37%	6.52%	to	6.52%
Fidelity® VIP Growth & Income Portfolio
2020	11,737	27.53	to	27.53	323,159	0.70%	to	0.70%	2.00%	to	2.00%	7.10%	to	7.10%
2019	15,158	25.71	to	25.71	389,702	0.70%	to	0.70%	3.60%	to	3.60%	29.15%	to	29.15%
2018	16,686	19.91	to	19.91	332,187	0.70%	to	0.70%	0.34%	to	0.34%	(9.62)%	to	(9.62)%
2017	16,283	22.03	to	22.03	358,652	0.70%	to	0.70%	1.22%	to	1.22%	16.08%	to	16.08%
2016	15,646	18.97	to	18.97	296,880	0.70%	to	0.70%	1.96%	to	1.96%	15.27%	to	15.27%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Freedom 2020 Portfolio
2020	3,087	$34.93	to	$34.93	$107,835	0.35%	to	0.35%	1.06%	to	1.06%	14.32%	to	14.32%
2019	3,087	30.56	to	30.56	94,323	0.35%	to	0.35%	1.88%	to	1.88%	19.46%	to	19.46%
2018	1,433	25.58	to	25.58	36,654	0.35%	to	0.35%	1.31%	to	1.31%	(6.41)%	to	(6.41)%
2017	1,433	27.33	to	27.33	39,163	0.35%	to	0.35%	1.19%	to	1.19%	15.85%	to	15.85%
2016	3,244	23.59	to	23.59	76,542	0.35%	to	0.35%	0.67%	to	0.67%	5.43%	to	5.43%
Fidelity® VIP Freedom 2030 Portfolio
2020	17,462	41.26	to	42.01	733,666	0.35%	to	0.50%	0.98%	to	1.02%	16.06%	to	16.24%
2019	17,226	35.55	to	36.15	622,632	0.35%	to	0.50%	1.72%	to	1.75%	23.49%	to	23.68%
2018	18,198	28.79	to	29.23	531,853	0.35%	to	0.50%	1.09%	to	1.15%	(8.52)%	to	(8.38)%
2017	22,496	31.47	to	31.90	717,575	0.35%	to	0.50%	1.04%	to	1.14%	20.09%	to	20.27%
2016	26,187	26.20	to	26.52	694,534	0.35%	to	0.50%	1.18%	to	1.20%	5.84%	to	6.00%
Fidelity® VIP Freedom 2015 Portfolio
2020	2,741	31.10	to	31.10	85,258	0.35%	to	0.35%	1.34%	to	1.34%	13.17%	to	13.17%
2019	2,012	27.48	to	27.48	55,291	0.35%	to	0.35%	1.36%	to	1.36%	17.56%	to	17.56%
2018	3,063	23.38	to	23.38	71,593	0.35%	to	0.35%	1.22%	to	1.22%	(5.61)%	to	(5.61)%
2017	4,631	24.77	to	24.77	114,696	0.35%	to	0.35%	1.29%	to	1.29%	14.40%	to	14.40%
2016	4,775	21.65	to	21.65	103,384	0.35%	to	0.35%	1.51%	to	1.51%	5.21%	to	5.21%
Fidelity® VIP Freedom 2025 Portfolio
2020	13,363	38.44	to	38.44	513,670	0.35%	to	0.35%	1.03%	to	1.03%	15.27%	to	15.27%
2019	12,850	33.35	to	33.35	428,505	0.35%	to	0.35%	1.79%	to	1.79%	21.09%	to	21.09%
2018	13,520	27.54	to	27.54	372,334	0.35%	to	0.35%	1.22%	to	1.22%	(7.10)%	to	(7.10)%
2017	13,656	29.64	to	29.64	404,822	0.35%	to	0.35%	1.17%	to	1.17%	17.16%	to	17.16%
2016	19,467	25.30	to	25.30	492,592	0.35%	to	0.35%	0.99%	to	0.99%	5.61%	to	5.61%
Fidelity Advisor® Stock Selector All Cap Fund
2020	500	28.93	to	28.93	14,485	1.25%	to	1.25%	0.38%	to	0.38%	22.67%	to	22.67%
2019	424	23.59	to	23.59	10,005	1.25%	to	1.25%	0.40%	to	0.40%	29.89%	to	29.89%
2018	386	18.16	to	18.16	7,016	1.25%	to	1.25%	0.12%	to	0.12%	(10.27)%	to	(10.27)%
2017	258	20.46	to	20.24	5,230	1.05%	to	1.25%	—	to	0.12%	23.01%	to	23.25%
2016	173	16.45	to	16.45	2,844	1.25%	to	1.25%	0.17%	to	0.17%	7.61%	to	7.61%
Templeton Global Opportunities Trust
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	0.75%	to	1.25%	—	to	—	—	to	—
2018	—	—	to	—	—	0.75%	to	1.25%	—	to	—	—	to	—
2017	2,845	25.92	to	27.08	74,355	0.75%	to	1.25%	—	to	1.66%	20.53%	to	21.13%
2016	2,994	21.50	to	21.84	64,733	1.05%	to	1.25%	1.68%	to	2.63%	8.96%	to	9.18%
Templeton Developing Markets Trust
2020	65,366	15.40	to	19.54	1,073,798	0.35%	to	1.25%	1.10%	to	1.25%	17.20%	to	18.26%
2019	74,539	13.02	to	16.68	1,050,982	0.35%	to	1.25%	3.67%	to	3.74%	24.82%	to	25.95%
2018	75,886	10.34	to	13.36	869,892	0.35%	to	1.25%	1.19%	to	1.23%	(17.25)%	to	(16.49)%
2017	78,674	12.38	to	16.14	1,072,618	0.35%	to	1.25%	0.98%	to	1.11%	38.47%	to	39.72%
2016	86,422	8.50	to	11.66	835,527	0.50%	to	1.25%	1.00%	to	1.32%	16.38%	to	17.25%
Franklin High Income Fund
2020	38,156	20.36	to	20.75	779,171	0.35%	to	1.25%	5.45%	to	5.48%	5.43%	to	6.38%
2019	38,768	19.31	to	19.51	747,863	0.35%	to	1.25%	5.50%	to	5.57%	12.86%	to	13.88%
2018	43,405	17.11	to	17.13	737,508	0.35%	to	1.25%	5.57%	to	5.60%	(4.40)%	to	(3.53)%
2017	59,081	17.90	to	18.76	1,063,028	—	to	1.25%	3.14%	to	5.54%	5.41%	to	6.73%
2016	86,053	16.98	to	17.58	1,469,276	—	to	1.25%	6.15%	to	6.27%	17.84%	to	19.32%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Franklin Strategic Income Fund
2020	146,895	$16.63	to	$17.30	$2,472,286	0.35%	to	1.25%	4.04%	to	4.07%	2.20%	to	3.12%
2019	152,240	16.27	to	16.78	2,494,923	0.35%	to	1.25%	4.46%	to	4.47%	6.82%	to	7.79%
2018	168,930	15.23	to	15.57	2,568,622	0.35%	to	1.25%	4.11%	to	4.16%	(3.10)%	to	(2.22)%
2017	193,468	15.60	to	15.72	3,030,841	0.15%	to	1.25%	—	to	2.23%	3.21%	to	4.35%
2016	250,326	15.23	to	15.29	3,760,580	0.35%	to	1.25%	2.52%	to	2.54%	6.64%	to	7.60%
Templeton Global Bond Fund
2020	229,824	16.77	to	17.85	3,914,628	—	to	1.25%	4.48%	to	4.49%	(5.60)%	to	(4.41)%
2019	273,906	17.76	to	18.68	4,918,017	—	to	1.25%	3.40%	to	5.88%	(0.62)%	to	65.27%
2018	309,258	11.30	to	17.87	5,552,859	—	to	1.25%	6.14%	to	6.89%	(4.96)%	to	—
2017	352,943	11.89	to	17.87	6,280,831	—	to	1.25%	3.19%	to	3.45%	(0.92)%	to	1.09%
2016	349,640	17.68	to	17.90	6,086,460	—	to	1.25%	2.45%	to	2.46%	4.91%	to	6.22%
Franklin U.S. Government Securities Fund
2020	33,137	13.67	to	14.66	457,635	0.50%	to	1.25%	2.59%	to	2.59%	2.19%	to	2.96%
2019	37,778	13.38	to	14.24	508,826	0.50%	to	1.25%	2.91%	to	2.93%	4.11%	to	4.90%
2018	39,632	12.85	to	13.57	511,873	0.50%	to	1.25%	3.12%	to	3.13%	(0.97)%	to	(0.22)%
2017	43,213	12.98	to	13.60	564,008	0.50%	to	1.25%	3.00%	to	3.02%	(0.50)%	to	0.25%
2016	44,637	13.04	to	13.57	585,763	0.50%	to	1.25%	3.06%	to	3.06%	(0.57)%	to	0.17%
Franklin Small Cap Value Fund
2020	105,516	29.70	to	50.33	3,122,464	—	to	1.25%	0.84%	to	0.84%	3.11%	to	4.08%
2019	106,100	28.53	to	48.81	3,017,388	—	to	1.25%	1.24%	to	1.24%	18.47%	to	24.47%
2018	109,634	22.92	to	41.20	2,509,657	—	to	1.25%	0.76%	to	0.78%	(26.22)%	to	(13.77)%
2017	117,557	26.59	to	55.84	3,073,501	—	to	1.25%	0.73%	to	0.75%	1.58%	to	9.26%
2016	131,812	24.33	to	54.97	3,164,085	—	to	1.25%	0.25%	to	0.25%	23.47%	to	27.99%
Franklin Mutual Global Discovery Fund
2020	538,867	17.67	to	19.57	8,974,517	—	to	1.25%	2.42%	to	2.94%	(5.80)%	to	(4.61)%
2019	570,715	18.52	to	20.78	10,025,419	—	to	1.25%	1.17%	to	2.01%	22.82%	to	24.37%
2018	693,884	14.89	to	16.92	9,924,036	—	to	1.25%	1.32%	to	1.91%	(12.11)%	to	(10.99)%
2017	737,045	16.73	to	19.25	11,964,540	—	to	1.25%	1.57%	to	2.27%	8.21%	to	9.57%
2016	828,302	15.27	to	17.79	12,374,319	—	to	1.25%	1.82%	to	1.85%	11.16%	to	12.56%
Templeton Growth Fund
2020	83,444	18.60	to	44.38	1,558,462	—	to	1.25%	1.07%	to	1.12%	4.43%	to	5.74%
2019	95,106	17.81	to	41.97	1,599,412	—	to	1.25%	1.98%	to	2.09%	13.40%	to	14.83%
2018	97,180	15.70	to	36.55	1,434,406	—	to	1.25%	1.67%	to	1.82%	(15.61)%	to	(14.54)%
2017	97,776	18.61	to	42.77	1,750,344	—	to	1.25%	1.81%	to	1.88%	16.34%	to	17.80%
2016	119,356	36.31	to	16.00	1,798,969	—	to	1.25%	0.89%	to	1.52%	7.71%	to	9.06%
Franklin Income Fund
2020	362,058	18.54	to	19.25	6,570,279	0.35%	to	1.25%	5.60%	to	5.61%	2.28%	to	3.21%
2019	388,568	17.97	to	18.82	6,865,078	0.35%	to	1.25%	5.24%	to	5.24%	14.31%	to	15.34%
2018	408,341	15.58	to	16.46	6,300,588	0.35%	to	1.25%	5.19%	to	5.20%	(6.48)%	to	(5.63)%
2017	525,920	16.51	to	17.60	8,624,130	0.35%	to	1.25%	5.08%	to	5.16%	7.07%	to	8.04%
2016	601,377	15.28	to	16.44	9,098,809	0.35%	to	1.25%	5.52%	to	5.53%	14.85%	to	15.88%
Franklin Growth Fund
2020	76,637	40.50	to	42.10	3,059,667	—	to	1.25%	0.01%	to	0.15%	29.01%	to	30.64%
2019	536,630	31.00	to	32.64	16,729,435	—	to	1.25%	0.40%	to	0.40%	30.53%	to	32.17%
2018	606,619	23.45	to	25.00	14,304,307	—	to	1.25%	0.41%	to	0.44%	(4.59)%	to	(3.39)%
2017	610,478	24.28	to	26.21	14,934,291	—	to	1.25%	0.39%	to	0.44%	25.25%	to	26.82%
2016	578,915	19.14	to	20.92	11,174,173	—	to	1.25%	0.50%	to	0.53%	7.07%	to	8.41%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Franklin Total Return Fund
2020	23,589	$15.90	to	$16.68	$374,171	0.50%	to	1.25%	2.98%	to	3.08%	5.85%	to	6.64%
2019	23,603	15.02	to	15.64	353,687	0.50%	to	1.25%	3.62%	to	3.63%	7.75%	to	8.56%
2018	24,958	13.94	to	14.41	347,102	0.50%	to	1.25%	2.73%	to	2.75%	(3.04)%	to	(2.30)%
2017	29,573	14.38	to	14.75	424,849	0.50%	to	1.25%	1.94%	to	2.15%	2.25%	to	3.02%
2016	29,892	14.06	to	14.32	421,955	0.50%	to	1.25%	1.74%	to	1.77%	1.53%	to	2.29%
Franklin Balance Sheet Investment Fund
2020	52,865	30.32	to	33.11	1,744,323	0.35%	to	0.85%	4.08%	to	4.20%	(3.28)%	to	(2.80)%
2019	56,715	31.35	to	34.06	1,926,083	0.35%	to	0.85%	—	to	—	23.43%	to	24.05%
2018	66,465	25.40	to	27.46	1,820,670	0.35%	to	0.85%	1.10%	to	1.12%	(13.19)%	to	(12.76)%
2017	76,022	27.28	to	31.47	2,387,317	0.35%	to	1.25%	0.23%	to	1.06%	11.04%	to	12.04%
2016	88,907	24.57	to	28.09	2,492,283	0.35%	to	1.25%	0.46%	to	0.53%	18.96%	to	20.03%
Franklin Mutual Beacon Fund
2020	51,591	19.54	to	20.14	1,011,738	0.35%	to	1.25%	2.89%	to	2.95%	2.46%	to	3.39%
2019	51,218	19.07	to	19.48	974,767	0.35%	to	1.25%	1.97%	to	2.10%	23.14%	to	24.25%
2018	53,197	15.49	to	15.67	816,737	0.35%	to	1.25%	1.45%	to	1.67%	(9.63)%	to	(8.81)%
2017	54,853	17.14	to	17.19	929,584	0.35%	to	1.25%	1.20%	to	1.60%	12.68%	to	13.70%
2016	80,346	15.12	to	15.21	1,172,925	0.35%	to	1.25%	2.09%	to	2.42%	14.36%	to	15.39%
Franklin Mutual Shares Fund
2020	165,786	15.97	to	23.67	3,375,402	0.35%	to	1.25%	1.96%	to	1.99%	(5.78)%	to	(4.93)%
2019	175,383	16.80	to	25.13	3,806,665	0.35%	to	1.25%	2.26%	to	2.43%	21.34%	to	22.44%
2018	228,403	13.72	to	20.71	3,857,472	0.35%	to	1.25%	1.44%	to	1.55%	(10.31)%	to	(9.50)%
2017	250,265	15.16	to	23.09	4,745,186	0.35%	to	1.25%	1.95%	to	1.99%	6.87%	to	7.83%
2016	268,649	14.06	to	21.60	4,743,577	0.35%	to	1.25%	1.88%	to	2.08%	14.18%	to	15.21%
Franklin Small-Mid Cap Growth Fund
2020	110,570	42.96	to	49.80	4,650,860	—	to	1.25%	—	to	—	54.02%	to	55.96%
2019	171,736	27.54	to	32.33	4,691,671	—	to	1.25%	—	to	—	30.17%	to	31.81%
2018	196,987	20.90	to	24.84	4,089,490	—	to	1.25%	—	to	—	(5.79)%	to	(4.60)%
2017	202,496	21.91	to	26.36	4,441,423	—	to	1.25%	—	to	—	20.03%	to	21.53%
2016	241,752	18.02	to	21.97	4,356,888	—	to	1.25%	—	to	—	3.03%	to	4.33%
Franklin Conservative Allocation Fund
2020	156,529	17.92	to	18.89	2,797,836	—	to	1.25%	1.65%	to	1.70%	7.95%	to	9.30%
2019	170,095	16.60	to	17.28	2,799,138	—	to	1.25%	2.16%	to	2.32%	11.84%	to	13.25%
2018	179,176	14.84	to	15.26	2,622,073	—	to	1.25%	2.57%	to	2.61%	(4.65)%	to	(3.44)%
2017	181,740	15.56	to	15.80	2,759,830	—	to	1.25%	0.69%	to	1.44%	9.21%	to	10.58%
2016	211,382	13.93	to	14.25	2,939,394	0.35%	to	1.25%	1.09%	to	1.10%	3.10%	to	4.03%
Franklin Growth Allocation Fund
2020	335,025	23.29	to	23.53	7,523,544	—	to	1.25%	1.24%	to	1.27%	13.16%	to	14.58%
2019	345,544	20.33	to	20.80	6,796,494	—	to	1.25%	0.71%	to	1.39%	20.39%	to	21.90%
2018	347,072	16.68	to	17.27	5,667,735	—	to	1.25%	1.54%	to	1.56%	(7.62)%	to	(6.45)%
2017	370,266	17.83	to	18.70	6,475,089	—	to	1.25%	1.15%	to	1.54%	17.97%	to	19.45%
2016	387,551	14.62	to	15.85	5,820,297	0.35%	to	1.25%	0.73%	to	0.86%	4.06%	to	5.00%
Franklin Moderate Allocation Fund
2020	365,293	20.94	to	21.51	7,526,190	—	to	1.25%	1.47%	to	1.49%	10.98%	to	12.37%
2019	348,224	18.87	to	19.14	6,429,019	—	to	1.25%	1.77%	to	1.83%	15.94%	to	17.40%
2018	371,100	16.28	to	16.30	5,888,382	—	to	1.25%	1.23%	to	2.00%	(6.01)%	to	(4.82)%
2017	385,801	17.13	to	17.32	6,482,840	—	to	1.25%	1.25%	to	1.75%	13.56%	to	14.98%
2016	459,707	14.55	to	15.25	6,822,756	0.35%	to	1.25%	0.86%	to	0.99%	3.64%	to	4.57%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Templeton Foreign Fund
2020	223,001	$20.76	to	$25.77	$4,834,874	—	to	1.25%	1.30%	to	1.45%	(1.72)%	to	(0.49)%
2019	306,661	21.12	to	25.90	6,807,640	—	to	1.25%	3.09%	to	3.15%	11.07%	to	12.46%
2018	359,059	19.02	to	23.03	7,202,665	—	to	1.25%	2.07%	to	2.21%	(16.06)%	to	(15.00)%
2017	420,981	22.66	to	27.09	9,988,522	—	to	1.25%	1.30%	to	1.34%	15.63%	to	17.08%
2016	504,511	19.59	to	23.14	10,257,179	—	to	1.25%	1.74%	to	1.97%	10.25%	to	11.63%
Highland Socially Responsible Equity Fund+
2020	2,066	16.81	to	24.46	57,953	—	to	1.25%	—	to	—	5.20%	to	6.53%
2019	4,364	15.78	to	23.25	107,267	—	to	1.25%	0.91%	to	0.94%	10.24%	to	10.66%
2018	3,962	14.26	to	21.09	88,004	—	to	1.25%	—	to	—	(47.22)%	to	(12.41)%
2017	4,309	24.07	to	27.02	110,889	—	to	1.25%	—	to	—	(0.07)%	to	23.84%
2016	5,403	19.44	to	27.04	111,593	—	to	1.25%	—	to	—	(17.89)%	to	3.45%
Goldman Sachs Income Builder Fund
2020	2,201	19.58	to	20.74	44,573	0.75%	to	1.25%	3.28%	to	3.29%	8.16%	to	8.70%
2019	3,349	18.01	to	19.17	62,294	0.75%	to	1.25%	3.66%	to	3.67%	17.88%	to	18.48%
2018	3,548	15.20	to	16.26	55,809	0.75%	to	1.25%	3.67%	to	3.75%	(6.11)%	to	(5.63)%
2017	4,556	16.11	to	17.32	75,959	0.75%	to	1.25%	0.87%	to	3.57%	6.60%	to	7.13%
2016	3,525	16.25	to	28.51	71,819	1.05%	to	1.25%	3.86%	to	3.90%	7.96%	to	8.17%
Goldman Sachs Capital Growth Fund
2020	268	32.14	to	34.59	8,649	0.50%	to	1.05%	0.29%	to	1.44%	21.51%	to	26.00%
2019	7	26.45	to	27.45	181	0.75%	to	1.05%	—	to	—	17.62%	to	27.63%
2018	115	21.51	to	22.49	2,551	0.50%	to	1.25%	0.02%	to	0.06%	(4.02)%	to	(0.76)%
2017	98	21.67	to	23.43	2,275	0.75%	to	1.25%	0.08%	to	0.08%	30.18%	to	30.83%
2016	98	16.56	to	18.00	1,764	0.75%	to	1.25%	0.06%	to	0.07%	0.65%	to	1.15%
Goldman Sachs Core Fixed Income Fund
2020	10,698	15.04	to	15.10	160,957	1.05%	to	1.25%	2.01%	to	2.01%	8.12%	to	8.34%
2019	10,065	13.88	to	13.96	139,814	1.05%	to	1.25%	2.63%	to	2.64%	8.10%	to	8.32%
2018	7,729	12.81	to	12.92	99,166	1.05%	to	1.25%	2.43%	to	2.43%	(2.11)%	to	(1.91)%
2017	7,398	13.06	to	13.19	96,830	1.05%	to	1.25%	2.19%	to	2.23%	1.84%	to	2.04%
2016	8,493	12.80	to	12.96	109,675	1.05%	to	1.25%	2.19%	to	2.19%	1.34%	to	1.55%
Goldman Sachs U.S. Equity Insights Fund
2020	1	27.13	to	27.13	14	1.25%	to	1.25%	0.81%	to	0.81%	16.36%	to	16.36%
2019	1	23.32	to	23.32	15	1.25%	to	1.25%	2.18%	to	2.18%	23.85%	to	23.85%
2018	1	18.83	to	18.83	12	1.25%	to	1.25%	0.48%	to	0.48%	(7.96)%	to	(7.96)%
2017	1	20.46	to	20.46	14	1.25%	to	1.25%	0.35%	to	0.35%	21.91%	to	21.91%
2016	37	16.78	to	16.78	626	1.25%	to	1.25%	0.59%	to	0.59%	9.35%	to	9.35%
Goldman Sachs Government Income Fund
2020	90,244	13.74	to	15.65	1,270,285	—	to	1.25%	1.32%	to	1.33%	5.02%	to	5.03%
2019	144,890	13.08	to	14.90	2,010,390	—	to	1.25%	2.04%	to	2.05%	3.62%	to	4.45%
2018	150,174	12.52	to	14.38	1,991,708	—	to	1.25%	2.02%	to	2.02%	(1.71)%	to	(0.96)%
2017	144,857	12.64	to	14.63	1,952,352	—	to	1.25%	1.72%	to	1.74%	—	to	0.48%
2016	152,160	12.58	to	14.63	2,023,236	—	to	1.25%	1.65%	to	1.66%	(0.61)%	to	(0.19)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Goldman Sachs Equity Income Fund
2020	6,778	$18.05	to	$20.04	$130,150	0.50%	to	1.25%	1.69%	to	1.69%	2.18%	to	2.95%
2019	6,484	17.53	to	19.62	121,622	0.50%	to	1.25%	—	to	1.76%	23.38%	to	24.31%
2018	6,132	14.10	to	15.90	93,224	0.50%	to	1.25%	1.66%	to	1.69%	(7.28)%	to	(6.57)%
2017	7,498	15.09	to	17.15	121,364	0.50%	to	1.25%	1.53%	to	1.79%	9.00%	to	9.82%
2016	9,179	13.74	to	15.73	139,478	0.50%	to	1.25%	1.95%	to	1.97%	11.85%	to	12.69%
Goldman Sachs Growth Opportunities Fund
2020	29,292	40.47	to	44.87	1,210,785	0.50%	to	1.25%	—	to	—	42.41%	to	43.49%
2019	31,021	28.21	to	31.51	893,525	0.50%	to	1.25%	—	to	—	32.69%	to	33.68%
2018	30,626	21.10	to	23.75	659,954	0.50%	to	1.25%	—	to	—	(6.51)%	to	(5.80)%
2017	31,022	22.40	to	25.40	710,183	0.50%	to	1.25%	—	to	—	25.24%	to	26.18%
2016	39,395	17.75	to	20.28	717,654	0.50%	to	1.25%	—	to	—	(0.14)%	to	0.61%
Goldman Sachs Focused International Equity Fund
2020	1,303	13.33	to	15.11	18,180	0.50%	to	1.25%	—	to	—	21.36%	to	30.99%
2019	1,049	10.17	to	12.45	11,777	1.05%	to	1.25%	—	to	2.01%	22.05%	to	26.09%
2018	1,900	8.34	to	9.88	16,483	0.75%	to	1.25%	0.74%	to	1.97%	(15.89)%	to	(15.47)%
2017	3,011	9.86	to	11.74	29,818	0.75%	to	1.25%	0.27%	to	1.38%	23.74%	to	24.36%
2016	3,144	7.93	to	9.49	26,634	0.75%	to	1.25%	2.93%	to	2.96%	(3.81)%	to	(3.33)%
Goldman Sachs Mid Cap Value Fund
2020	92,403	37.18	to	110.74	4,024,248	—	to	1.25%	0.41%	to	0.44%	7.01%	to	8.36%
2019	107,064	34.75	to	102.20	4,357,260	—	to	1.25%	0.63%	to	0.68%	29.90%	to	31.53%
2018	113,636	26.75	to	77.70	3,536,088	—	to	1.25%	0.44%	to	0.46%	(11.95)%	to	(10.84)%
2017	116,766	30.38	to	87.14	4,364,390	—	to	1.25%	0.41%	to	0.42%	9.29%	to	10.66%
2016	143,706	27.80	to	78.74	4,526,889	—	to	1.25%	1.08%	to	1.21%	11.45%	to	12.85%
Goldman Sachs Small Cap Value Fund
2020	212,859	24.68	to	24.96	5,183,098	—	to	1.25%	0.21%	to	0.24%	0.39%	to	1.65%
2019	234,040	24.55	to	24.58	5,613,643	—	to	1.25%	0.49%	to	0.54%	21.18%	to	22.70%
2018	274,381	20.01	to	20.29	5,409,781	—	to	1.25%	0.03%	to	0.03%	(15.43)%	to	(14.35)%
2017	287,782	23.36	to	23.99	6,674,565	—	to	1.25%	0.13%	to	0.15%	10.50%	to	11.89%
2016	277,329	20.88	to	21.71	5,797,365	—	to	1.25%	0.48%	to	0.51%	22.61%	to	24.15%
Goldman Sachs Strategic Growth Fund
2020	2,841	40.18	to	42.24	126,854	0.50%	to	1.25%	—	to	—	39.43%	to	40.48%
2019	1,940	28.60	to	30.30	61,251	0.50%	to	1.25%	—	to	—	33.40%	to	34.41%
2018	854	21.28	to	22.71	19,572	0.50%	to	1.25%	—	to	—	(2.87)%	to	(2.13)%
2017	1,377	21.74	to	23.38	30,802	0.50%	to	1.25%	—	to	—	28.68%	to	29.65%
2016	1,243	18.17	to	18.95	20,987	0.85%	to	1.25%	0.21%	to	0.37%	0.06%	to	0.46%
Goldman Sachs High Yield Fund
2020	30,955	19.87	to	24.67	621,486	—	to	1.25%	5.49%	to	5.81%	4.00%	to	5.31%
2019	126,891	19.11	to	23.42	2,829,013	—	to	1.25%	5.49%	to	5.50%	13.63%	to	15.06%
2018	153,974	16.81	to	20.36	2,971,196	—	to	1.25%	5.17%	to	5.17%	(5.08)%	to	(3.88)%
2017	176,290	17.71	to	21.18	3,564,644	—	to	1.25%	5.05%	to	5.05%	4.36%	to	5.67%
2016	199,358	16.97	to	20.04	3,839,510	—	to	1.25%	5.42%	to	5.47%	12.25%	to	13.66%
Goldman Sachs Large Cap Value Fund
2020	23,086	16.15	to	17.89	401,387	0.50%	to	1.25%	0.61%	to	1.33%	2.70%	to	3.48%
2019	27,981	15.72	to	17.29	463,629	0.50%	to	1.25%	1.26%	to	1.35%	24.01%	to	24.94%
2018	26,828	12.68	to	13.84	357,875	0.50%	to	1.25%	1.00%	to	1.09%	(10.00)%	to	(9.32)%
2017	24,950	14.09	to	15.26	369,141	0.50%	to	1.25%	1.49%	to	2.59%	7.97%	to	8.78%
2016	27,965	13.05	to	14.03	379,671	0.50%	to	1.25%	1.14%	to	1.61%	9.94%	to	10.76%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Goldman Sachs Small/Mid Cap Growth Fund
2020	3,064	$84.67	to	$98.15	$262,729	0.00%	to	1.25%	—	to	—	50.61%	to	60.97%
2019	3,508	56.22	to	60.97	199,210	0.50%	to	1.25%	—	to	—	30.45%	to	35.99%
2018	10,313	41.34	to	46.74	462,183	—	to	1.25%	—	to	—	(6.99)%	to	(5.81)%
2017	9,939	44.44	to	49.62	476,287	—	to	1.25%	—	to	—	26.15%	to	27.73%
2016	11,453	35.23	to	38.85	428,980	—	to	1.25%	—	to	—	(1.48)%	to	(0.24)%
Goldman Sachs Satellite Strategies Portfolio
2020	143	13.54	to	13.54	1,931	0.85%	to	0.85%	1.96%	to	1.96%	2.54%	to	2.54%
2019	128	13.21	to	13.21	1,691	0.85%	to	0.85%	3.52%	to	3.52%	17.38%	to	17.38%
2018	114	11.25	to	11.25	1,280	0.85%	to	0.85%	2.56%	to	2.56%	(11.16)%	to	(11.16)%
2017	99	12.66	to	12.66	1,254	0.85%	to	0.85%	3.50%	to	3.50%	13.32%	to	13.32%
2016	84	11.18	to	11.18	941	0.85%	to	0.85%	3.47%	to	3.47%	5.05%	to	5.05%
Hartford Balanced HLS Fund
2020	286,237	22.98	to	31.56	7,182,879	—	to	1.25%	0.78%	to	1.56%	4.26%	to	9.97%
2019	324,417	20.90	to	30.27	7,322,170	—	to	1.25%	1.79%	to	1.97%	10.19%	to	20.95%
2018	354,235	17.28	to	27.47	6,560,732	—	to	1.25%	1.55%	to	2.02%	(11.44)%	to	(6.68)%
2017	404,821	18.52	to	31.02	7,937,800	—	to	1.25%	1.82%	to	2.42%	12.96%	to	13.87%
2016	451,248	18.22	to	27.46	7,691,244	—	to	1.25%	2.60%	to	2.90%	3.16%	to	4.72%
Hartford Total Return Bond HLS Fund
2020	766,982	11.98	to	15.85	13,189,173	—	to	1.25%	3.63%	to	3.80%	4.72%	to	7.36%
2019	840,342	11.44	to	14.76	13,250,123	—	to	1.25%	3.72%	to	3.95%	6.42%	to	8.95%
2018	949,387	10.75	to	13.55	13,502,835	—	to	1.25%	3.36%	to	3.94%	(5.04)%	to	(2.15)%
2017	1,036,103	11.32	to	13.85	14,758,087	—	to	1.25%	2.42%	to	2.99%	2.07%	to	3.50%
2016	1,177,165	11.09	to	16.44	16,080,940	—	to	1.25%	2.43%	to	2.59%	1.46%	to	3.20%
Hartford Capital Appreciation HLS Fund
2020	458,193	49.81	to	78.83	21,389,501	—	to	1.25%	0.00%	to	0.93%	20.40%	to	21.91%
2019	582,211	41.37	to	64.66	24,516,405	—	to	1.25%	1.15%	to	1.21%	29.65%	to	31.28%
2018	641,534	31.91	to	49.25	20,759,778	—	to	1.25%	0.89%	to	0.91%	(8.12)%	to	(6.96)%
2017	722,790	34.73	to	52.93	25,412,885	—	to	1.25%	1.07%	to	1.10%	20.63%	to	22.14%
2016	822,836	28.79	to	43.34	24,182,646	—	to	1.25%	1.00%	to	1.15%	4.21%	to	5.52%
Hartford Dividend and Growth HLS Fund+
2020	1,612,271	22.19	to	29.17	25,706,912	—	to	1.25%	1.65%	to	2.00%	6.11%	to	95.99%
2019	1,815,220	11.32	to	27.49	26,234,555	—	to	1.25%	1.65%	to	1.84%	26.71%	to	28.60%
2018	2,140,727	8.80	to	21.70	23,859,566	—	to	1.25%	1.61%	to	1.85%	(6.74)%	to	(5.32)%
2017	2,527,154	9.30	to	23.27	29,626,150	—	to	1.25%	1.09%	to	1.58%	16.65%	to	18.36%
2016	2,999,057	7.86	to	25.95	29,722,872	—	to	1.25%	1.83%	to	2.08%	13.46%	to	14.89%
The Hartford Healthcare HLS Fund
2020	102,378	49.50	to	102.04	4,641,075	—	to	1.25%	0.29%	to	0.51%	21.26%	to	23.10%
2019	110,130	40.82	to	82.89	4,029,203	—	to	1.25%	—	to	—	32.02%	to	33.95%
2018	125,752	30.92	to	61.88	3,413,351	—	to	1.25%	—	to	0.10%	(4.17)%	to	(2.67)%
2017	130,079	32.27	to	63.58	3,564,700	—	to	1.25%	—	to	—	20.45%	to	22.26%
2016	164,487	23.74	to	35.83	3,410,172	0.35%	to	1.25%	3.40%	to	3.59%	(9.53)%	to	(8.96)%
Hartford Global Growth HLS Fund+
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	65,698	18.79	to	20.18	1,385,910	—	to	1.25%	0.40%	to	0.40%	30.97%	to	32.61%
2018	66,444	14.35	to	15.22	1,078,953	—	to	1.25%	0.51%	to	0.51%	(5.01)%	to	(3.81)%
2017	76,212	15.10	to	15.82	1,282,662	—	to	1.25%	0.51%	to	0.53%	31.08%	to	32.73%
2016	80,983	11.73	to	15.23	995,224	0.35%	to	1.25%	0.37%	to	0.38%	0.45%	to	1.36%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford Disciplined Equity HLS Fund+
2020	625,289	$10.62	to	$10.67	$13,184,357	—	to	1.25%	0.30%	to	0.30%	(63.17)%	to	(63.01)%
2019	25	28.84	to	28.84	735	0.50%	to	0.50%	1.14%	to	1.14%	33.09%	to	33.09%
2018	4	21.67	to	21.67	93	0.50%	to	0.50%	0.87%	to	0.87%	(4.69)%	to	(4.69)%
Hartford Growth Opportunities HLS Fund+
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	248,765	35.43	to	37.83	7,847,961	—	to	1.25%	—	to	—	4.85%	to	29.06%
2018	278,526	29.31	to	33.79	6,767,411	—	to	1.25%	—	to	—	(12.05)%	to	(0.73)%
2017	286,436	29.53	to	38.42	7,003,093	—	to	1.25%	—	to	—	28.80%	to	28.83%
2016	335,807	22.92	to	29.83	6,394,182	—	to	1.25%	0.41%	to	0.44%	(14.43)%	to	(1.72)%
Hartford International Opportunities HLS Fund
2020	47,501	18.81	to	20.72	981,302	0.35%	to	1.25%	1.97%	to	2.09%	18.95%	to	20.03%
2019	49,650	15.81	to	17.26	860,347	0.35%	to	1.25%	1.86%	to	1.94%	24.86%	to	25.98%
2018	60,238	12.66	to	13.70	824,928	0.35%	to	1.25%	1.88%	to	1.92%	(19.76)%	to	(19.03)%
2017	57,250	15.78	to	16.92	976,497	0.35%	to	1.25%	1.06%	to	1.79%	23.70%	to	24.82%
2016	66,765	13.56	to	14.34	920,438	0.35%	to	1.25%	1.41%	to	1.59%	(0.31)%	to	0.90%
Hartford MidCap HLS Fund
2020	217,527	64.64	to	78.55	15,543,870	—	to	1.25%	0.05%	to	0.05%	23.55%	to	25.10%
2019	282,568	52.32	to	62.79	16,456,246	—	to	1.25%	0.17%	to	0.18%	31.21%	to	32.87%
2018	338,763	39.87	to	47.26	14,978,744	—	to	1.25%	0.02%	to	0.03%	(8.60)%	to	(7.44)%
2017	379,865	43.62	to	51.06	18,370,335	—	to	1.25%	—	to	—	22.93%	to	24.47%
2016	451,704	35.49	to	41.02	17,645,626	—	to	1.25%	0.17%	to	0.19%	10.59%	to	11.98%
Hartford Ultrashort Bond HLS Fund+
2020	430,027	9.71	to	13.59	4,037,427	—	to	1.25%	2.09%	to	3.11%	0.01%	to	1.44%
2019	361,757	9.71	to	13.39	3,602,850	—	to	1.25%	1.43%	to	1.54%	1.27%	to	2.81%
2018	366,274	9.59	to	13.03	3,597,812	—	to	1.25%	0.82%	to	1.13%	0.01%	to	1.57%
2017	419,671	9.59	to	12.83	4,133,877	—	to	1.25%	0.35%	to	0.50%	(0.45)%	to	1.01%
2016	457,051	9.99	to	10.42	4,548,152	—	to	1.25%	0.14%	to	0.44%	(0.29)%	to	0.64%
Hartford Small Company HLS Fund
2020	351,776	12.27	to	64.17	6,282,544	—	to	1.25%	—	to	—	53.59%	to	55.52%
2019	463,855	7.89	to	41.78	5,142,763	—	to	1.25%	—	to	—	35.30%	to	37.00%
2018	536,008	5.76	to	30.88	4,465,952	—	to	1.25%	—	to	—	(5.43)%	to	(4.23)%
2017	630,837	6.01	to	32.66	5,675,296	—	to	1.25%	—	to	—	24.80%	to	26.36%
2016	699,543	14.19	to	15.97	5,108,327	—	to	1.25%	—	to	—	0.54%	to	1.81%
Hartford SmallCap Growth HLS Fund
2020	17,955	38.15	to	40.23	761,127	—	to	1.25%	—	to	—	28.36%	to	31.54%
2019	18,875	29.72	to	30.58	609,765	—	to	1.25%	—	to	—	11.06%	to	34.13%
2018	21,197	22.80	to	26.76	509,961	—	to	1.25%	—	to	—	(16.71)%	to	(12.80)%
2017	23,665	26.15	to	32.13	651,761	—	to	1.25%	0.04%	to	0.04%	18.59%	to	20.02%
2016	26,684	22.63	to	26.77	617,929	—	to	1.25%	0.15%	to	0.15%	7.38%	to	10.69%
Hartford Stock HLS Fund
2020	150,395	29.10	to	38.29	5,054,224	0.35%	to	1.25%	1.49%	to	1.54%	10.40%	to	11.69%
2019	168,968	26.36	to	34.29	5,092,467	0.35%	to	1.25%	—	to	0.16%	(31.41)%	to	29.26%
2018	180,209	20.39	to	49.99	4,162,652	—	to	1.25%	1.56%	to	1.61%	(1.63)%	to	(0.14)%
2017	202,008	20.73	to	50.06	4,707,709	—	to	1.25%	1.79%	to	1.87%	18.06%	to	19.85%
2016	250,467	19.30	to	41.77	4,880,519	—	to	1.25%	1.75%	to	1.90%	6.08%	to	7.41%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford U.S. Government Securities HLS Fund+
2020	—	$—	to	$—	$—	—	to	—	—	to	—	—	to	—
2019	54,836	10.98	to	11.28	630,800	0.35%	to	1.25%	2.47%	to	2.75%	3.91%	to	4.85%
2018	59,501	10.48	to	10.86	654,018	0.35%	to	1.25%	1.65%	to	2.40%	(0.41)%	to	0.49%
2017	71,142	10.43	to	10.91	781,853	0.35%	to	1.25%	2.06%	to	2.19%	0.06%	to	0.97%
2016	79,279	10.33	to	10.90	863,138	0.35%	to	1.25%	1.80%	to	1.93%	0.28%	to	1.19%
Hartford Value HLS Fund+
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	64,663	24.86	to	28.12	1,664,998	—	to	1.25%	1.92%	to	2.06%	26.12%	to	27.71%
2018	70,399	19.71	to	22.02	1,436,299	—	to	1.25%	1.67%	to	1.70%	(11.30)%	to	(10.18)%
2017	73,421	22.22	to	24.52	1,685,989	—	to	1.25%	0.70%	to	1.80%	14.01%	to	15.44%
2016	78,890	19.17	to	21.24	1,577,896	—	to	1.25%	1.58%	to	1.83%	12.05%	to	13.69%
The Hartford Checks and Balances Fund
2020	9,669	23.23	to	25.20	235,616	0.50%	to	1.25%	1.85%	to	2.08%	11.50%	to	12.34%
2019	16,097	20.84	to	22.43	346,172	0.50%	to	1.25%	2.64%	to	2.68%	20.90%	to	21.81%
2018	15,870	17.23	to	18.42	280,551	0.50%	to	1.25%	2.86%	to	3.50%	(4.87)%	to	(4.15)%
2017	20,116	18.12	to	19.21	376,310	0.50%	to	1.25%	3.38%	to	3.91%	12.91%	to	13.76%
2016	21,668	16.05	to	16.89	356,344	0.50%	to	1.25%	1.33%	to	1.36%	6.11%	to	6.91%
The Hartford High Yield
2020	5,544	18.43	to	20.43	113,077	0.50%	to	1.25%	4.10%	to	4.38%	(3.81)%	to	6.64%
2019	4,352	19.16	to	19.16	83,364	0.50%	to	0.50%	4.86%	to	4.86%	14.12%	to	14.12%
2018	3,247	16.79	to	16.79	54,504	0.50%	to	0.50%	5.04%	to	5.04%	(4.04)%	to	(4.04)%
2017	2,994	16.14	to	17.49	51,270	0.50%	to	1.25%	4.95%	to	4.96%	5.78%	to	6.57%
2016	2,597	15.26	to	16.42	41,824	0.50%	to	1.25%	4.91%	to	4.96%	11.69%	to	12.53%
The Hartford Dividend and Growth Fund
2020	25,456	24.59	to	27.83	755,941	0.35%	to	1.25%	1.37%	to	1.70%	6.30%	to	7.26%
2019	32,565	23.13	to	25.94	881,158	0.35%	to	1.25%	1.46%	to	1.46%	26.13%	to	27.27%
2018	33,877	18.34	to	20.38	710,585	0.35%	to	1.25%	0.82%	to	1.42%	(6.74)%	to	(5.89)%
2017	76,657	19.66	to	21.66	2,129,884	0.35%	to	1.25%	1.31%	to	1.34%	16.28%	to	17.33%
2016	81,843	16.91	to	18.46	2,047,794	0.35%	to	1.25%	1.47%	to	1.49%	12.84%	to	13.86%
The Hartford International Opportunities Fund
2020	17,398	16.60	to	18.40	302,444	0.50%	to	1.25%	0.27%	to	0.43%	18.80%	to	19.69%
2019	27,822	13.97	to	15.37	414,342	0.50%	to	1.25%	0.17%	to	1.25%	24.06%	to	25.00%
2018	35,625	11.26	to	12.30	422,399	0.50%	to	1.25%	0.98%	to	1.03%	(19.95)%	to	(19.34)%
2017	38,878	14.07	to	15.25	576,866	0.50%	to	1.25%	1.18%	to	1.37%	22.70%	to	23.62%
2016	41,188	11.46	to	12.33	496,245	0.50%	to	1.25%	1.29%	to	1.47%	(0.53)%	to	0.22%
The Hartford MidCap Fund
2020	22,960	37.96	to	41.18	892,906	0.50%	to	1.25%	—	to	—	23.03%	to	23.96%
2019	27,319	30.85	to	33.22	856,738	0.50%	to	1.25%	—	to	—	30.59%	to	31.57%
2018	29,894	23.63	to	25.25	717,336	0.50%	to	1.25%	—	to	—	(8.81)%	to	(8.12)%
2017	39,883	25.91	to	27.48	1,054,714	0.50%	to	1.25%	—	to	—	22.39%	to	23.31%
2016	36,832	21.17	to	22.29	791,595	0.50%	to	1.25%	—	to	—	10.03%	to	10.85%
The Hartford Small Company Fund
2020	9,166	33.33	to	39.59	409,208	—	to	1.25%	—	to	—	51.96%	to	64.01%
2019	11,266	21.93	to	24.14	326,264	0.50%	to	1.25%	—	to	—	28.13%	to	34.88%
2018	16,772	16.26	to	18.84	344,346	—	to	1.25%	—	to	—	(5.48)%	to	(4.28)%
2017	43,132	17.20	to	19.68	902,624	—	to	1.25%	—	to	—	23.71%	to	25.26%
2016	71,804	13.91	to	15.71	1,194,927	—	to	1.25%	—	to	—	0.65%	to	1.91%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
The Hartford Total Return Bond Fund
2020	28,416	$14.73	to	$16.67	$463,161	0.35%	to	1.25%	2.14%	to	2.34%	7.55%	to	8.52%
2019	35,108	13.70	to	15.36	527,645	0.35%	to	1.25%	2.82%	to	2.82%	8.51%	to	9.50%
2018	36,383	12.62	to	14.03	498,599	0.35%	to	1.25%	3.10%	to	3.25%	(2.67)%	to	(1.79)%
2017	35,121	12.97	to	14.28	488,300	0.35%	to	1.25%	2.78%	to	3.21%	3.75%	to	4.69%
2016	29,433	12.50	to	13.65	394,926	0.35%	to	1.25%	2.65%	to	2.65%	2.41%	to	3.33%
The Hartford Healthcare Fund
2020	13,800	41.10	to	46.52	636,339	0.35%	to	1.25%	—	to	—	21.01%	to	22.11%
2019	8,885	33.96	to	38.10	368,736	0.35%	to	1.25%	—	to	—	31.58%	to	32.77%
2018	8,512	25.81	to	28.69	261,446	0.35%	to	1.25%	—	to	—	(4.23)%	to	(3.36)%
2017	7,559	26.95	to	29.69	252,870	0.35%	to	1.25%	—	to	—	20.07%	to	21.15%
2016	8,337	22.45	to	24.51	224,763	0.35%	to	1.25%	—	to	—	(9.69)%	to	(8.87)%
The Hartford Growth Opportunities Fund
2020	5,444	45.74	to	50.71	290,812	0.50%	to	1.25%	—	to	—	59.35%	to	60.55%
2019	12,370	28.70	to	31.59	377,630	0.50%	to	1.25%	—	to	—	28.33%	to	29.30%
2018	10,257	22.37	to	24.43	244,576	0.50%	to	1.25%	—	to	—	(1.45)%	to	(0.71)%
2017	8,680	22.70	to	24.60	211,170	0.50%	to	1.25%	—	to	—	28.55%	to	29.52%
2016	9,147	17.66	to	19.00	176,682	0.50%	to	1.25%	—	to	—	(2.35)%	to	(1.61)%
The Hartford Value Opportunities Fund
2020	140	19.99	to	19.99	2,790	0.50%	to	0.50%	2.30%	to	2.30%	1.72%	to	1.72%
2019	140	19.65	to	19.65	2,743	0.50%	to	0.50%	2.42%	to	2.42%	28.72%	to	28.72%
2018	140	15.27	to	15.27	2,132	0.50%	to	0.50%	1.37%	to	1.37%	(9.64)%	to	(9.64)%
2017	811	15.59	to	16.90	12,819	0.50%	to	1.25%	0.97%	to	0.97%	9.99%	to	10.81%
2016	809	14.17	to	15.25	11,618	0.50%	to	1.25%	0.78%	to	0.86%	15.91%	to	16.78%
Hartford Moderate Allocation Fund
2020	129,717	15.92	to	17.65	2,272,535	0.50%	to	1.25%	1.30%	to	1.61%	9.71%	to	10.53%
2019	144,884	14.51	to	15.97	2,332,520	0.50%	to	1.25%	1.71%	to	1.77%	16.59%	to	17.47%
2018	144,105	12.45	to	13.59	1,984,555	0.50%	to	1.25%	1.59%	to	2.90%	(7.15)%	to	(6.44)%
2017	192,965	13.40	to	15.33	2,836,347	—	to	1.25%	2.54%	to	2.90%	13.27%	to	14.69%
2016	213,816	11.83	to	13.37	2,723,724	—	to	1.25%	0.90%	to	0.93%	3.21%	to	4.51%
The Hartford Conservative Allocation Fund
2020	51,803	13.95	to	15.47	938,228	0.50%	to	1.25%	1.61%	to	1.66%	7.34%	to	8.15%
2019	48,261	13.00	to	14.30	809,412	0.50%	to	1.25%	0.27%	to	2.36%	12.26%	to	13.11%
2018	54,468	11.58	to	12.64	801,765	0.50%	to	1.25%	1.04%	to	3.19%	(4.85)%	to	(4.13)%
2017	69,618	12.17	to	13.92	1,036,704	—	to	1.25%	3.17%	to	12.65%	8.68%	to	10.04%
2016	75,460	11.20	to	12.65	1,003,513	—	to	1.25%	1.57%	to	1.75%	2.89%	to	4.18%
The Hartford Capital Appreciation Fund
2020	298,794	25.21	to	28.47	8,254,514	0.35%	to	1.25%	0.22%	to	0.55%	14.81%	to	19.23%
2019	323,685	21.14	to	24.80	7,391,614	—	to	1.25%	0.24%	to	0.25%	28.78%	to	30.40%
2018	349,741	16.42	to	19.02	6,145,150	—	to	1.25%	0.14%	to	0.14%	(6.09)%	to	(4.90)%
2017	394,452	17.48	to	20.00	7,302,432	—	to	1.25%	0.38%	to	0.48%	19.75%	to	21.25%
2016	514,206	16.49	to	14.41	7,838,416	—	to	1.25%	—	to	0.64%	3.13%	to	4.10%
The Hartford Global Capital Appreciation Fund
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	57,922	19.91	to	21.11	1,197,071	0.50%	to	1.25%	0.65%	to	1.49%	19.34%	to	20.23%
2016	68,659	16.68	to	17.56	1,178,090	0.50%	to	1.25%	0.84%	to	1.08%	1.90%	to	2.60%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
The Hartford Growth Allocation Fund
2020	147,648	$18.30	to	$20.29	$2,903,120	0.50%	to	1.25%	1.25%	to	1.65%	11.61%	to	12.45%
2019	158,005	16.40	to	18.05	2,778,135	0.50%	to	1.25%	0.79%	to	1.51%	20.42%	to	21.33%
2018	155,610	13.62	to	14.87	2,251,441	0.50%	to	1.25%	0.77%	to	1.01%	(8.56)%	to	(7.86)%
2017	204,910	14.89	to	17.03	3,286,821	—	to	1.25%	1.56%	to	2.39%	16.97%	to	18.43%
2016	248,264	12.73	to	14.38	3,295,013	—	to	1.25%	0.45%	to	0.48%	3.89%	to	5.19%
The Hartford Inflation Plus Fund
2020	32,730	13.26	to	15.37	447,766	—	to	1.25%	—	to	1.36%	7.81%	to	15.24%
2019	36,252	12.30	to	13.34	458,046	0.50%	to	1.25%	—	to	1.53%	1.02%	to	5.32%
2018	40,645	11.68	to	13.20	492,011	—	to	1.25%	3.69%	to	3.85%	(2.59)%	to	(1.36)%
2017	40,472	11.99	to	13.39	501,533	—	to	1.25%	4.31%	to	4.37%	0.38%	to	1.64%
2016	39,857	11.94	to	13.17	489,987	—	to	1.25%	2.08%	to	2.26%	2.75%	to	4.04%
The Hartford Equity Income Fund
2020	21,215	28.02	to	30.89	621,327	0.35%	to	1.25%	1.83%	to	1.86%	2.99%	to	3.92%
2019	18,536	27.21	to	29.73	524,818	0.35%	to	1.25%	1.71%	to	1.72%	24.28%	to	25.41%
2018	22,601	21.89	to	23.70	516,949	0.35%	to	1.25%	1.80%	to	1.82%	(9.18)%	to	(8.36)%
2017	27,961	24.10	to	25.87	694,630	0.35%	to	1.25%	1.65%	to	1.65%	15.95%	to	17.00%
2016	26,687	20.79	to	22.11	570,400	0.35%	to	1.25%	1.81%	to	1.83%	13.42%	to	14.44%
The Hartford Balanced Income Fund
2020	25,236	19.18	to	20.66	496,694	0.50%	to	1.25%	2.14%	to	2.23%	6.07%	to	6.87%
2019	23,098	18.08	to	19.33	425,309	0.50%	to	1.25%	1.96%	to	2.59%	17.47%	to	18.36%
2018	39,809	15.39	to	16.33	632,665	0.50%	to	1.25%	2.79%	to	3.99%	(6.61)%	to	(6.35)%
2017	12,184	16.44	to	17.49	203,216	0.35%	to	1.25%	—	to	2.60%	10.04%	to	11.03%
2016	8,689	14.94	to	15.61	132,190	0.50%	to	1.25%	1.99%	to	2.78%	9.83%	to	10.66%
The Hartford International Small Company Fund
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	11.44	to	14.22	—	—	to	—	2.08%	to	2.71%	(7.18)%	to	22.49%
2018	2,415	11.61	to	12.32	28,461	0.50%	to	1.25%	0.51%	to	0.72%	(27.35)%	to	(26.80)%
2017	2,058	15.98	to	16.83	33,485	0.50%	to	1.25%	0.03%	to	1.39%	32.67%	to	33.67%
2016	19,706	12.05	to	12.59	246,831	0.50%	to	1.25%	0.65%	to	0.75%	(7.19)%	to	(6.49)%
The Hartford MidCap Value Fund
2020	1,958	19.15	to	20.62	38,860	0.50%	to	1.25%	0.25%	to	0.27%	(1.04)%	to	(0.29)%
2019	8,749	19.35	to	20.68	174,527	0.50%	to	1.25%	0.38%	to	0.61%	28.76%	to	35.48%
2018	6,393	15.03	to	15.27	96,397	1.05%	to	1.25%	0.20%	to	0.27%	(15.85)%	to	(15.68)%
2017	6,849	17.86	to	18.61	122,749	0.65%	to	1.25%	—	to	—	11.66%	to	12.33%
2016	6,707	15.99	to	16.57	108,206	0.65%	to	1.25%	0.03%	to	0.03%	10.97%	to	11.63%
Hotchkis and Wiley Large Cap Value Fund
2020	20,591	23.18	to	23.44	515,584	—	to	1.25%	1.79%	to	1.80%	(1.77)%	to	(0.53)%
2019	24,324	23.57	to	23.59	617,869	—	to	1.25%	—	to	1.30%	27.13%	to	28.73%
2018	30,411	18.31	to	18.56	604,219	—	to	1.25%	1.50%	to	1.51%	(15.54)%	to	(14.47)%
2017	31,960	21.40	to	21.97	746,868	—	to	1.25%	—	to	1.37%	17.12%	to	18.59%
2016	34,892	18.76	to	21.02	708,396	0.35%	to	1.25%	1.81%	to	1.90%	17.90%	to	18.96%
Invesco V.I. Technology Fund
2020	14,261	44.83	to	53.86	640,414	—	to	0.70%	—	to	—	45.10%	to	46.11%
2019	17,482	30.89	to	36.86	540,858	—	to	0.70%	—	to	—	34.93%	to	35.88%
2018	19,846	22.90	to	27.13	454,934	—	to	0.70%	—	to	—	(1.15)%	to	(0.45)%
2017	16,614	23.16	to	27.25	385,361	—	to	0.70%	—	to	—	34.19%	to	35.13%
2016	6,049	17.26	to	17.26	104,405	0.70%	to	0.70%	—	to	—	(1.45)%	to	(1.45)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco Technology Fund
2020	42,772	$34.67	to	$41.38	$1,534,050	0.35%	to	1.25%	—	to	—	44.25%	to	45.56%
2019	37,304	24.03	to	28.43	914,821	0.35%	to	1.25%	—	to	—	33.92%	to	35.13%
2018	36,930	17.95	to	21.04	688,069	0.35%	to	1.25%	—	to	—	(1.91)%	to	(1.02)%
2017	30,902	18.30	to	21.25	578,885	0.35%	to	1.25%	—	to	—	33.10%	to	34.30%
2016	23,214	13.75	to	15.83	325,544	0.35%	to	1.25%	—	to	—	(2.26)%	to	(1.38)%
Ivy Natural Resources Fund
2020	148,771	5.20	to	6.19	790,117	—	to	1.25%	0.54%	to	0.61%	(13.18)%	to	(12.08)%
2019	156,362	5.92	to	7.13	959,055	—	to	1.25%	2.17%	to	2.31%	8.29%	to	9.65%
2018	171,242	5.40	to	6.59	973,056	—	to	1.25%	0.22%	to	0.23%	(24.52)%	to	(23.57)%
2017	187,183	7.06	to	8.73	1,427,348	—	to	1.25%	—	to	—	1.93%	to	3.21%
2016	209,511	5.50	to	8.56	1,540,499	0.35%	to	1.25%	0.32%	to	0.35%	22.59%	to	23.70%
Ivy Large Cap Growth Fund
2020	17,253	39.99	to	45.07	734,817	0.35%	to	1.25%	—	to	—	29.06%	to	30.23%
2019	20,244	30.70	to	34.92	670,364	0.35%	to	1.25%	—	to	—	34.77%	to	35.99%
2018	27,465	22.58	to	25.91	662,605	0.35%	to	1.25%	—	to	—	0.86%	to	1.78%
2017	28,708	22.18	to	25.69	679,600	0.35%	to	1.25%	—	to	—	27.55%	to	28.70%
2016	33,147	17.24	to	20.14	612,550	0.35%	to	1.25%	—	to	—	(0.06)%	to	0.85%
Ivy Science & Technology Fund
2020	39,550	53.67	to	59.45	2,219,092	0.50%	to	1.25%	—	to	—	34.37%	to	35.38%
2019	40,534	39.94	to	43.91	1,687,510	0.50%	to	1.25%	—	to	—	48.35%	to	49.47%
2018	39,328	26.92	to	29.38	1,101,652	0.50%	to	1.25%	—	to	—	(6.29)%	to	(5.58)%
2017	51,871	28.73	to	29.12	1,552,868	0.15%	to	1.25%	—	to	—	31.16%	to	32.61%
2016	56,557	21.90	to	23.55	1,285,185	0.50%	to	1.25%	—	to	—	0.48%	to	1.23%
Ivy Asset Strategy Fund
2020	18,572	20.52	to	22.43	382,419	0.50%	to	1.25%	1.85%	to	1.91%	12.06%	to	12.90%
2019	19,346	18.32	to	19.86	356,319	0.50%	to	1.25%	2.14%	to	2.24%	20.21%	to	21.11%
2018	28,590	15.24	to	16.40	444,629	0.50%	to	1.25%	1.13%	to	1.53%	(6.63)%	to	(5.92)%
2017	28,832	16.32	to	17.43	480,159	0.50%	to	1.25%	0.13%	to	1.07%	16.99%	to	17.87%
2016	94,157	13.95	to	15.38	1,367,410	—	to	1.25%	—	to	—	(6.58)%	to	(5.41)%
Janus Henderson Forty Portfolio
2020	68,512	55.72	to	57.60	3,946,204	—	to	0.70%	0.27%	to	0.27%	38.43%	to	39.40%
2019	69,594	39.97	to	41.61	2,895,723	—	to	0.70%	0.15%	to	0.15%	36.20%	to	37.16%
2018	80,383	29.14	to	30.55	2,455,623	—	to	0.70%	—	to	—	1.27%	to	1.98%
2017	81,016	28.58	to	30.17	2,443,939	—	to	0.70%	—	to	—	29.41%	to	30.31%
2016	84,041	23.31	to	23.31	1,959,219	0.70%	to	0.70%	—	to	—	1.48%	to	1.48%
Janus Henderson Global Research Portfolio
2020	12,360	25.42	to	29.94	314,918	—	to	0.70%	0.73%	to	0.74%	19.22%	to	20.06%
2019	13,719	21.32	to	24.94	293,093	—	to	0.70%	0.99%	to	1.01%	28.14%	to	29.04%
2018	15,065	16.64	to	19.32	251,088	—	to	0.70%	1.11%	to	1.14%	(7.52)%	to	(6.87)%
2017	17,892	17.99	to	20.75	322,348	—	to	0.70%	0.25%	to	0.80%	26.14%	to	27.03%
2016	20,455	14.26	to	14.26	291,701	0.70%	to	0.70%	1.06%	to	1.06%	1.36%	to	1.36%
Janus Henderson Enterprise Portfolio
2020	1,949	50.30	to	51.33	98,141	—	to	0.70%	0.07%	to	0.08%	18.64%	to	19.47%
2019	2,387	42.40	to	42.97	101,251	—	to	0.70%	0.19%	to	0.20%	34.54%	to	35.49%
2018	3,289	31.51	to	31.71	103,666	—	to	0.70%	0.17%	to	0.24%	(1.11)%	to	(0.41)%
2017	13,142	31.84	to	31.87	418,777	—	to	0.70%	—	to	0.25%	26.53%	to	27.42%
2016	11,687	25.18	to	25.18	294,335	0.70%	to	0.70%	0.15%	to	0.15%	11.58%	to	11.58%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Janus Henderson Balanced Portfolio
2020	7,976	$31.75	to	$31.75	$253,223	0.70%	to	0.70%	1.78%	to	1.78%	13.51%	to	13.51%
2019	16,884	27.97	to	27.97	472,223	0.70%	to	0.70%	1.90%	to	1.90%	21.73%	to	21.73%
2018	17,951	22.98	to	22.98	412,426	0.70%	to	0.70%	2.12%	to	2.12%	(0.02)%	to	(0.02)%
2017	16,533	22.98	to	22.98	379,939	0.70%	to	0.70%	1.61%	to	1.61%	17.61%	to	17.61%
2016	17,267	19.54	to	19.54	337,412	0.70%	to	0.70%	2.09%	to	2.09%	3.87%	to	3.87%
Janus Henderson Overseas Portfolio
2020	12,981	12.83	to	16.13	208,155	—	to	0.70%	1.33%	to	1.38%	15.49%	to	16.30%
2019	15,456	11.03	to	13.96	214,777	—	to	0.70%	1.93%	to	1.93%	26.13%	to	27.02%
2018	16,409	8.68	to	11.07	180,803	—	to	0.70%	1.50%	to	1.76%	(15.54)%	to	(14.94)%
2017	23,230	10.21	to	13.11	303,438	—	to	0.70%	1.78%	to	2.05%	30.21%	to	31.12%
2016	17,440	7.79	to	10.07	173,431	—	to	0.70%	4.68%	to	4.78%	(7.10)%	to	(6.45)%
Janus Henderson Flexible Bond Fund
2020	2,957	16.12	to	16.12	47,678	0.50%	to	0.50%	2.14%	to	2.14%	9.86%	to	9.86%
2019	2,357	14.68	to	14.68	34,600	0.50%	to	0.50%	1.03%	to	2.65%	8.57%	to	16.58%
2018	2,249	12.59	to	13.52	29,976	0.50%	to	1.25%	2.72%	to	2.73%	(2.54)%	to	(1.81)%
2017	2,246	12.92	to	13.77	30,537	0.50%	to	1.25%	2.57%	to	2.57%	1.93%	to	2.69%
2016	1,802	12.67	to	13.41	23,825	0.50%	to	1.25%	1.72%	to	2.34%	0.90%	to	1.66%
Janus Henderson Forty Fund
2020	170,857	64.31	to	81.42	9,630,116	—	to	1.25%	—	to	—	36.88%	to	38.60%
2019	175,411	46.99	to	58.75	7,142,366	—	to	1.25%	—	to	—	34.61%	to	36.30%
2018	186,660	34.91	to	43.10	5,570,942	—	to	1.25%	—	to	—	(0.22)%	to	1.04%
2017	212,385	34.98	to	42.65	6,265,461	—	to	1.25%	—	to	—	27.50%	to	29.10%
2016	256,572	19.11	to	27.44	5,560,346	0.35%	to	1.25%	—	to	—	0.21%	to	1.12%
Janus Henderson Balanced Fund
2020	77,716	27.27	to	29.72	2,281,634	0.50%	to	1.25%	1.15%	to	1.15%	12.50%	to	13.35%
2019	93,210	24.24	to	26.22	2,409,412	0.50%	to	1.25%	1.08%	to	1.60%	15.86%	to	20.58%
2018	144,037	20.10	to	22.63	3,097,454	—	to	1.25%	1.29%	to	1.38%	(0.99)%	to	0.26%
2017	140,230	20.30	to	22.57	3,018,011	—	to	1.25%	1.57%	to	1.65%	16.59%	to	18.05%
2016	148,318	17.41	to	19.12	2,706,936	—	to	1.25%	1.82%	to	1.87%	2.91%	to	4.20%
Janus Henderson Enterprise Fund
2020	28,536	53.72	to	58.55	1,595,725	0.50%	to	1.25%	—	to	—	18.36%	to	19.25%
2019	29,024	45.39	to	49.10	1,363,012	0.50%	to	1.25%	—	to	—	(53.81)%	to	33.05%
2018	38,165	34.12	to	106.30	1,403,572	—	to	1.25%	—	to	—	(7.23)%	to	(2.53)%
2017	47,694	35.00	to	114.58	1,770,538	—	to	1.25%	—	to	—	23.78%	to	24.47%
2016	52,005	28.12	to	92.57	1,535,454	—	to	1.25%	—	to	—	9.81%	to	10.25%
Janus Henderson Overseas Fund
2020	136,390	13.06	to	15.08	1,902,715	—	to	1.25%	0.65%	to	0.69%	14.81%	to	16.25%
2019	140,182	11.38	to	12.97	1,693,805	—	to	1.25%	—	to	1.37%	25.14%	to	26.71%
2018	158,980	9.09	to	10.24	1,530,297	—	to	1.25%	0.55%	to	0.58%	(16.65)%	to	(15.60)%
2017	170,168	10.91	to	12.13	1,949,705	—	to	1.25%	—	to	1.53%	29.28%	to	30.90%
2016	187,259	8.44	to	9.03	1,648,498	0.35%	to	1.25%	0.79%	to	0.92%	(8.33)%	to	(7.51)%
Janus Henderson Global Research Fund
2020	9,250	18.65	to	30.72	210,337	0.35%	to	1.25%	—	to	—	18.23%	to	19.30%
2019	9,937	15.63	to	25.98	192,336	0.35%	to	1.25%	0.73%	to	0.90%	26.87%	to	28.02%
2018	11,598	12.21	to	20.48	172,793	0.35%	to	1.25%	0.51%	to	0.52%	(8.39)%	to	(7.55)%
2017	15,626	13.21	to	22.36	276,164	0.35%	to	1.25%	0.22%	to	0.32%	24.88%	to	26.00%
2016	19,498	10.48	to	17.90	263,146	0.35%	to	1.25%	0.41%	to	0.46%	0.37%	to	1.27%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Janus Henderson Mid Cap Value Fund
2020	45,962	$25.44	to	$29.37	$1,257,423	—	to	1.25%	0.75%	to	0.77%	(2.96)%	to	(1.74)%
2019	41,771	26.21	to	29.89	1,169,665	—	to	1.25%	—	to	0.66%	28.23%	to	29.85%
2018	43,187	20.44	to	23.02	939,160	—	to	1.25%	0.42%	to	0.46%	(14.66)%	to	(13.58)%
2017	41,736	23.95	to	26.63	1,058,257	—	to	1.25%	0.09%	to	0.11%	12.25%	to	13.65%
2016	22,069	21.34	to	22.15	478,423	0.75%	to	1.25%	0.57%	to	0.58%	16.96%	to	17.55%
PGIM Jennison Natural Resources Fund, Inc.
2020	2,272	6.79	to	34.72	15,853	—	to	1.25%	—	to	1.84%	9.79%	to	408.22%
2019	59,790	6.18	to	6.83	402,187	—	to	1.25%	—	to	0.96%	(75.34)%	to	15.06%
2018	82,540	5.37	to	27.70	479,224	—	to	1.25%	1.20%	to	2.20%	(28.74)%	to	240.88%
2017	86,530	7.54	to	8.13	697,171	—	to	1.25%	—	to	—	3.66%	to	4.96%
2016	93,009	7.28	to	7.74	716,124	—	to	1.25%	1.28%	to	1.36%	32.56%	to	34.22%
PGIM Jennison Mid-Cap Growth Fund, Inc.
2020	15,118	61.00	to	67.85	968,273	0.35%	to	1.25%	—	to	—	40.40%	to	41.67%
2019	15,574	43.45	to	47.89	708,317	0.35%	to	1.25%	—	to	—	35.45%	to	36.68%
2018	18,105	32.08	to	35.04	608,274	0.35%	to	1.25%	—	to	—	(9.60)%	to	(8.77)%
2017	25,321	35.48	to	38.41	945,344	0.35%	to	1.25%	—	to	—	20.76%	to	21.85%
2016	27,811	29.38	to	31.52	853,898	0.35%	to	1.25%	—	to	—	2.55%	to	3.47%
PGIM Jennison 20/20 Focus Fund
2020	4,269	53.53	to	58.49	237,953	0.50%	to	1.25%	0.06%	to	0.06%	28.71%	to	29.68%
2019	4,263	41.59	to	45.10	184,370	0.50%	to	1.25%	0.07%	to	0.25%	26.96%	to	27.92%
2018	6,943	32.75	to	35.26	232,380	0.50%	to	1.25%	0.29%	to	0.30%	(6.32)%	to	(5.61)%
2017	7,698	34.96	to	37.35	274,867	0.50%	to	1.25%	—	to	—	25.02%	to	25.96%
2016	12,113	27.97	to	29.66	348,498	0.50%	to	1.25%	—	to	—	1.88%	to	2.65%
JPMorgan Large Cap Growth Fund
2020	8,738	40.09	to	40.74	355,726	1.05%	to	1.25%	—	to	—	53.69%	to	56.16%
2019	305	26.09	to	26.09	7,956	1.25%	to	1.25%	—	to	—	35.38%	to	37.01%
2018	4,877	19.04	to	19.27	93,914	1.05%	to	1.25%	—	to	—	(1.20)%	to	(1.00)%
2017	5,246	19.27	to	19.46	102,053	1.05%	to	1.25%	—	to	—	36.01%	to	36.28%
2016	4,890	14.28	to	14.28	69,846	1.05%	to	1.05%	—	to	—	(3.18)%	to	(3.18)%
JPMorgan Core Bond Fund
2020	129,727	14.41	to	16.70	2,051,267	—	to	1.25%	2.02%	to	2.11%	6.51%	to	7.85%
2019	337,619	13.53	to	15.49	5,135,088	—	to	1.25%	2.51%	to	2.57%	6.72%	to	8.06%
2018	239,908	12.67	to	14.33	3,362,947	—	to	1.25%	2.54%	to	2.59%	(1.30)%	to	(0.06)%
2017	259,562	12.84	to	14.34	3,659,368	—	to	1.25%	2.41%	to	2.43%	2.27%	to	3.55%
2016	207,389	12.56	to	13.85	2,829,027	—	to	1.25%	2.22%	to	2.24%	0.83%	to	2.10%
JPMorgan Small Cap Equity Fund
2020	874	58.98	to	65.60	52,669	0.35%	to	1.25%	0.01%	to	0.14%	16.68%	to	17.74%
2019	1,155	50.55	to	55.72	60,028	0.35%	to	1.25%	—	to	0.32%	26.51%	to	27.65%
2018	1,070	39.96	to	43.65	43,876	0.35%	to	1.25%	0.06%	to	0.09%	(10.37)%	to	(9.56)%
2017	1,467	44.58	to	48.26	67,303	0.35%	to	1.25%	0.22%	to	0.23%	13.86%	to	14.88%
2016	1,434	39.16	to	42.01	57,608	0.35%	to	1.25%	0.16%	to	0.31%	20.26%	to	21.35%
JPMorgan Small Cap Growth Fund
2020	16,064	103.03	to	112.58	1,683,281	0.50%	to	1.25%	0.07%	to	0.08%	57.23%	to	58.41%
2019	12,428	65.53	to	71.07	828,738	0.50%	to	1.25%	—	to	—	35.40%	to	36.42%
2018	12,630	48.40	to	52.10	621,139	0.50%	to	1.25%	—	to	—	(6.01)%	to	(5.30)%
2017	11,212	51.49	to	56.73	585,891	0.15%	to	1.25%	—	to	—	39.38%	to	40.92%
2016	11,952	36.94	to	39.17	445,798	0.50%	to	1.25%	—	to	—	6.46%	to	7.26%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
JPMorgan Small Cap Value Fund
2020	5,829	$43.35	to	$50.25	$283,963	—	to	1.25%	0.47%	to	0.74%	4.47%	to	5.79%
2019	8,907	41.49	to	47.50	402,227	—	to	1.25%	0.96%	to	1.06%	17.35%	to	18.82%
2018	9,077	35.36	to	39.98	345,038	—	to	1.25%	0.71%	to	0.78%	(15.34)%	to	(14.27)%
2017	8,389	41.77	to	46.63	373,754	—	to	1.25%	0.63%	to	0.64%	1.62%	to	2.89%
2016	7,141	41.10	to	45.32	311,192	—	to	1.25%	0.32%	to	0.64%	28.26%	to	29.86%
JPMorgan U.S. Equity Fund
2020	19,302	37.20	to	42.60	740,757	—	to	1.25%	0.54%	to	0.54%	24.51%	to	26.08%
2019	25,938	29.88	to	33.79	798,004	—	to	1.25%	0.33%	to	0.70%	29.97%	to	151.77%
2018	50,927	13.42	to	22.99	1,245,220	—	to	1.25%	0.68%	to	0.80%	(17.36)%	to	(7.46)%
2017	69,973	16.24	to	24.84	1,848,789	—	to	1.25%	0.73%	to	0.76%	11.62%	to	19.63%
2016	73,556	20.77	to	22.62	1,620,515	—	to	1.25%	0.81%	to	0.89%	9.12%	to	10.49%
JPMorgan SmartRetirement 2020 Fund
2020	287,528	16.97	to	19.21	5,141,854	—	to	1.25%	1.95%	to	2.26%	8.69%	to	10.05%
2019	342,833	15.62	to	17.45	5,569,203	—	to	1.25%	1.09%	to	2.55%	(0.67)%	to	14.06%
2018	455,592	13.69	to	17.57	6,550,260	—	to	1.25%	2.61%	to	2.76%	(10.95)%	to	(6.75)%
2017	473,980	14.68	to	19.73	7,245,610	—	to	1.25%	1.81%	to	2.28%	9.25%	to	12.32%
2016	444,833	13.07	to	14.07	5,973,984	—	to	1.25%	2.30%	to	2.49%	4.27%	to	5.58%
JPMorgan SmartRetirement 2025 Fund
2020	456,943	18.21	to	20.60	8,660,869	—	to	1.25%	2.03%	to	2.14%	10.09%	to	11.48%
2019	510,095	16.54	to	18.48	8,713,638	—	to	1.25%	0.86%	to	2.41%	7.07%	to	16.70%
2018	533,884	14.17	to	17.26	7,819,330	—	to	1.25%	2.42%	to	3.67%	(11.62)%	to	(7.98)%
2017	539,559	15.40	to	19.53	8,546,285	—	to	1.25%	2.01%	to	2.02%	11.60%	to	14.55%
2016	519,230	13.44	to	14.47	7,149,138	—	to	1.25%	2.01%	to	2.06%	4.57%	to	5.88%
JPMorgan SmartRetirement 2030 Fund
2020	427,875	19.16	to	21.68	8,680,424	—	to	1.25%	1.70%	to	1.92%	10.84%	to	12.23%
2019	442,585	17.29	to	19.32	8,024,200	—	to	1.25%	0.60%	to	2.26%	3.85%	to	18.89%
2018	535,177	14.54	to	18.60	8,296,328	—	to	1.25%	2.31%	to	2.37%	(12.96)%	to	(8.99)%
2017	566,778	15.98	to	21.37	9,493,663	—	to	1.25%	1.69%	to	1.97%	13.91%	to	17.19%
2016	549,121	13.63	to	14.67	7,778,627	—	to	1.25%	1.91%	to	2.51%	4.56%	to	5.88%
JPMorgan SmartRetirement 2035 Fund
2020	245,302	20.10	to	22.74	5,162,266	—	to	1.25%	1.37%	to	1.76%	12.54%	to	13.96%
2019	297,252	17.86	to	19.95	5,506,465	—	to	1.25%	0.50%	to	2.01%	11.17%	to	20.68%
2018	337,707	14.80	to	17.95	5,202,071	—	to	1.25%	2.12%	to	2.49%	(13.66)%	to	(10.17)%
2017	309,189	16.47	to	20.79	5,268,564	—	to	1.25%	1.74%	to	1.84%	15.63%	to	18.67%
2016	273,089	13.88	to	14.94	3,903,757	—	to	1.25%	1.76%	to	2.09%	4.83%	to	6.15%
JPMorgan SmartRetirement 2040 Fund
2020	286,248	20.76	to	23.49	6,258,572	—	to	1.25%	1.35%	to	1.76%	13.29%	to	14.72%
2019	290,340	18.32	to	20.48	5,547,063	—	to	1.25%	—	to	0.32%	6.59%	to	22.20%
2018	406,670	14.99	to	19.21	6,420,938	—	to	1.25%	1.94%	to	2.32%	(14.70)%	to	(10.87)%
2017	451,463	16.82	to	22.52	7,923,024	—	to	1.25%	1.79%	to	1.91%	16.81%	to	20.06%
2016	388,086	14.01	to	15.08	5,616,147	—	to	1.25%	2.05%	to	2.14%	5.21%	to	6.53%
JPMorgan SmartRetirement 2045 Fund
2020	181,782	20.97	to	23.72	3,965,280	—	to	1.25%	1.27%	to	1.73%	13.75%	to	15.18%
2019	222,483	18.43	to	20.60	4,229,037	—	to	1.25%	0.24%	to	1.84%	12.37%	to	22.94%
2018	236,962	14.99	to	18.33	3,689,674	—	to	1.25%	2.28%	to	2.62%	(14.43)%	to	(11.15)%
2017	203,740	16.87	to	21.42	3,553,275	—	to	1.25%	1.35%	to	1.95%	17.24%	to	20.25%
2016	194,720	14.03	to	15.10	2,807,659	—	to	1.25%	1.48%	to	1.74%	5.22%	to	6.54%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
JPMorgan SmartRetirement 2050 Fund
2020	164,033	$20.93	to	$22.96	$3,623,625	—	to	1.25%	—	to	1.33%	11.60%	to	13.69%
2019	179,383	18.41	to	20.57	3,434,364	—	to	1.25%	—	to	—	12.06%	to	22.97%
2018	186,801	14.97	to	18.36	2,907,745	—	to	1.25%	2.04%	to	2.51%	(14.17)%	to	(11.17)%
2017	183,962	16.85	to	21.39	3,197,013	—	to	1.25%	1.52%	to	1.57%	17.33%	to	20.29%
2016	194,373	14.01	to	15.08	2,784,307	—	to	1.25%	2.07%	to	2.37%	5.15%	to	6.47%
JPMorgan SmartRetirement Income Fund
2020	91,973	15.05	to	17.03	1,454,972	—	to	1.25%	2.34%	to	2.34%	8.35%	to	9.71%
2019	140,340	13.89	to	15.53	2,041,313	—	to	1.25%	1.12%	to	2.68%	(7.25)%	to	12.55%
2018	195,034	12.34	to	16.74	2,509,469	—	to	1.25%	2.56%	to	3.10%	(5.90)%	to	17.09%
2017	205,203	13.12	to	14.30	2,785,420	—	to	1.25%	2.25%	to	2.78%	9.51%	to	10.88%
2016	78,857	11.98	to	12.89	978,827	—	to	1.25%	1.44%	to	2.77%	3.67%	to	4.97%
JPMorgan SmartRetirement 2055 Fund
2020	62,639	20.72	to	23.11	1,362,071	—	to	1.25%	1.45%	to	1.70%	13.68%	to	15.11%
2019	97,687	18.23	to	20.08	1,834,309	—	to	1.25%	0.28%	to	1.92%	(2.92)%	to	23.01%
2018	86,343	14.82	to	20.68	1,311,024	—	to	1.25%	2.36%	to	2.46%	(13.40)%	to	(11.10)%
2017	66,297	16.67	to	23.88	1,131,155	—	to	1.25%	1.94%	to	2.19%	17.69%	to	20.18%
2016	38,801	13.87	to	14.71	548,239	—	to	1.25%	1.10%	to	2.30%	5.22%	to	6.54%
Keeley Small Cap Value Fund
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	15.20	to	19.06	—	—	to	1.25%	0.39%	to	0.39%	—	to	—
2018	55,099	15.29	to	17.80	976,208	—	to	1.25%	0.20%	to	0.22%	(19.54)%	to	(18.52)%
2017	65,407	19.00	to	21.84	1,432,203	—	to	1.25%	0.18%	to	0.71%	3.36%	to	4.65%
2016	75,769	18.38	to	33.35	1,573,223	—	to	1.25%	0.43%	to	0.52%	12.75%	to	17.47%
Loomis Sayles Bond Fund
2020	16,807	11.84	to	20.75	350,984	—	to	1.25%	0.38%	to	2.88%	(49.97)%	to	0.37%
2019	165,248	20.67	to	23.67	3,848,734	—	to	1.25%	3.31%	to	3.32%	9.66%	to	11.04%
2018	170,970	18.85	to	21.32	3,594,216	—	to	1.25%	2.81%	to	2.81%	(4.59)%	to	(3.39)%
2017	176,236	19.76	to	22.06	3,841,558	—	to	1.25%	3.11%	to	3.25%	5.59%	to	6.92%
2016	179,951	18.71	to	20.63	3,648,925	—	to	1.25%	1.65%	to	1.66%	6.83%	to	8.17%
LKCM Aquinas Catholic Equity Fund
2020	6,848	31.78	to	31.78	217,623	1.05%	to	1.05%	0.40%	to	0.40%	22.98%	to	22.98%
2019	6,194	25.84	to	25.84	160,071	1.05%	to	1.05%	—	to	0.51%	27.52%	to	29.79%
2018	5,176	19.91	to	20.26	103,065	0.85%	to	1.05%	—	to	0.40%	(8.93)%	to	(8.75)%
2017	5,650	21.52	to	22.82	123,256	0.50%	to	1.25%	—	to	0.30%	19.29%	to	20.19%
2016	26,923	18.04	to	18.99	502,754	0.50%	to	1.25%	0.21%	to	0.25%	8.16%	to	8.97%
Lord Abbett Affiliated Fund
2020	25,126	18.50	to	19.53	483,927	0.50%	to	1.25%	1.94%	to	2.09%	(2.72)%	to	(1.76)%
2019	23,303	18.84	to	20.08	457,150	0.50%	to	1.25%	1.19%	to	2.13%	9.89%	to	23.49%
2018	24,591	16.26	to	17.14	389,002	0.15%	to	1.25%	1.98%	to	2.12%	(8.75)%	to	4.41%
2017	27,665	16.42	to	17.82	471,171	0.50%	to	1.25%	2.19%	to	2.22%	14.63%	to	15.54%
2016	33,953	14.21	to	16.06	501,446	0.50%	to	1.25%	1.58%	to	2.54%	15.89%	to	16.76%
Lord Abbett Fundamental Equity Fund
2020	73,898	23.09	to	33.98	2,443,314	—	to	1.25%	1.82%	to	1.98%	1.24%	to	2.64%
2019	76,593	22.80	to	33.10	2,484,815	—	to	1.25%	1.32%	to	1.49%	20.97%	to	22.76%
2018	94,695	18.85	to	26.97	2,740,664	—	to	1.25%	0.85%	to	1.35%	(9.76)%	to	(8.45)%
2017	136,160	20.89	to	29.46	3,938,078	—	to	1.25%	0.91%	to	1.25%	11.37%	to	12.97%
2016	159,521	23.15	to	26.08	4,289,199	—	to	1.25%	1.58%	to	1.59%	14.31%	to	15.74%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Lord Abbett Bond Debenture Fund
2020	109,209	$21.30	to	$22.89	$2,342,756	—	to	1.25%	3.46%	to	3.92%	4.38%	to	7.63%
2019	119,102	20.40	to	21.27	2,381,540	—	to	1.25%	2.19%	to	4.09%	13.40%	to	13.45%
2018	124,908	17.98	to	18.76	2,222,576	—	to	1.25%	4.29%	to	4.44%	(5.21)%	to	(3.79)%
2017	131,544	18.97	to	19.50	2,438,132	—	to	1.25%	0.08%	to	4.22%	7.83%	to	9.21%
2016	158,332	17.20	to	17.78	2,691,499	0.35%	to	1.25%	4.73%	to	4.74%	10.98%	to	11.99%
Lord Abbett Growth Opportunities Fund
2020	6,245	35.77	to	39.59	226,363	0.50%	to	1.25%	—	to	—	38.32%	to	39.37%
2019	5,639	25.86	to	28.41	149,041	0.50%	to	1.25%	—	to	—	35.05%	to	36.07%
2018	9,394	19.15	to	20.88	186,817	0.50%	to	1.25%	—	to	—	(4.57)%	to	(3.85)%
2017	10,144	21.71	to	23.19	201,958	0.50%	to	1.25%	—	to	—	21.12%	to	22.23%
2016	9,747	17.76	to	19.15	160,410	0.50%	to	1.25%	—	to	—	(0.41)%	to	0.54%
Lord Abbett Dividend Growth Fund+
2020	10,408	29.20	to	87.56	280,002	0.50%	to	1.25%	0.89%	to	1.10%	13.85%	to	14.92%
2019	9,403	25.65	to	76.19	222,154	0.50%	to	1.25%	1.39%	to	1.65%	24.70%	to	310.64%
2018	10,015	18.55	to	20.57	181,402	0.75%	to	1.25%	1.35%	to	1.60%	(6.10)%	to	(5.44)%
2017	9,301	19.62	to	21.90	178,293	0.75%	to	1.25%	1.26%	to	1.48%	17.36%	to	18.20%
2016	9,572	18.66	to	19.47	155,448	0.85%	to	1.25%	1.67%	to	1.67%	13.47%	to	13.92%
Lord Abbett Total Return Fund
2020	359,164	16.38	to	19.40	6,832,789	—	to	1.25%	2.45%	to	2.45%	5.57%	to	7.38%
2019	345,562	15.52	to	18.06	6,127,659	—	to	1.25%	2.67%	to	2.90%	6.80%	to	8.33%
2018	339,038	14.53	to	16.67	5,551,684	—	to	1.25%	3.07%	to	3.30%	(2.39)%	to	(0.92)%
2017	358,183	14.89	to	16.83	5,904,584	—	to	1.25%	2.36%	to	2.59%	2.18%	to	3.82%
2016	325,094	14.57	to	16.21	5,168,988	—	to	1.25%	2.53%	to	2.75%	2.49%	to	4.04%
Lord Abbett Developing Growth Fund
2020	29,056	58.38	to	60.51	1,478,076	0.35%	to	1.25%	—	to	—	70.02%	to	71.97%
2019	32,452	33.95	to	35.59	967,363	0.35%	to	1.25%	—	to	—	30.09%	to	31.45%
2018	36,500	25.83	to	27.36	841,277	0.35%	to	1.25%	—	to	—	3.63%	to	4.72%
2017	54,602	24.48	to	26.40	1,217,472	—	to	1.25%	—	to	—	28.32%	to	29.92%
2016	62,731	18.84	to	20.58	1,085,629	—	to	1.25%	—	to	—	(3.89)%	to	(2.71)%
Lord Abbett International Equity Inv Opt
2020	34,204	12.68	to	14.93	418,442	0.35%	to	1.25%	1.33%	to	1.35%	15.42%	to	16.46%
2019	36,866	10.89	to	12.94	389,534	0.35%	to	1.25%	1.64%	to	1.70%	19.92%	to	21.01%
2018	34,175	9.00	to	10.79	297,870	0.35%	to	1.25%	0.30%	to	1.76%	(19.24)%	to	(18.51)%
2017	31,981	11.04	to	13.36	344,487	0.35%	to	1.25%	0.10%	to	2.25%	23.56%	to	24.67%
2016	29,097	8.86	to	10.81	264,228	0.35%	to	1.25%	2.30%	to	2.88%	(3.05)%	to	(2.18)%
Lord Abbett Value Opportunities Fund
2020	112,571	25.88	to	28.53	2,810,612	0.35%	to	1.25%	0.23%	to	0.27%	10.90%	to	13.76%
2019	138,097	22.75	to	25.73	3,100,910	—	to	1.25%	0.33%	to	0.35%	21.33%	to	22.86%
2018	178,043	18.75	to	20.94	3,301,217	—	to	1.25%	0.04%	to	0.04%	(12.96)%	to	(11.86)%
2017	206,974	21.54	to	23.76	4,300,489	—	to	1.25%	—	to	—	8.79%	to	10.15%
2016	215,247	19.80	to	21.57	4,015,196	—	to	1.25%	—	to	—	14.95%	to	16.39%
Clearbridge Value Trust
2020	9,646	19.42	to	23.60	228,489	—	to	1.25%	0.66%	to	0.68%	9.78%	to	11.16%
2019	11,180	17.47	to	21.50	242,679	—	to	1.25%	0.25%	to	0.26%	25.37%	to	26.94%
2018	12,703	13.76	to	17.15	219,780	—	to	1.25%	0.39%	to	0.40%	(14.06)%	to	(12.98)%
2017	13,407	15.81	to	19.96	265,451	—	to	1.25%	—	to	0.17%	13.06%	to	14.48%
2016	16,984	17.65	to	81.20	323,601	—	to	1.25%	0.58%	to	0.63%	11.01%	to	11.77%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
BMO Mid-Cap Value Fund
2020	42,406	$10.33	to	$11.41	$465,707	—	to	0.75%	3.02%	to	3.93%	(0.08)%	to	0.41%
2019	48,235	10.29	to	11.42	532,073	—	to	0.85%	1.22%	to	1.27%	19.22%	to	20.24%
2018	62,384	8.56	to	9.58	577,967	—	to	0.85%	0.60%	to	0.84%	(25.31)%	to	(16.15)%
2017	68,386	11.42	to	11.46	783,515	0.35%	to	0.85%	0.41%	to	0.41%	(45.17)%	to	(33.18)%
2016	46,612	17.15	to	20.84	812,056	0.35%	to	0.85%	0.94%	to	0.96%	16.09%	to	16.67%
MassMutual RetireSMARTSM by JPMorgan 2010 Fund
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	10.46	to	10.78	—	0.50%	to	1.25%	2.93%	to	3.05%	—	to	—
2018	4,934	10.49	to	10.87	53,249	0.50%	to	1.25%	3.88%	to	4.46%	(5.16)%	to	(4.44)%
2017	4,544	11.06	to	11.38	51,347	0.50%	to	1.25%	0.83%	to	1.80%	8.87%	to	9.69%
2016	5,141	10.16	to	10.37	52,872	0.50%	to	1.25%	2.91%	to	3.02%	4.08%	to	4.86%
MFS® Emerging Markets Debt Fund
2020	16,046	15.42	to	16.31	273,296	—	to	1.25%	—	to	4.05%	(7.90)%	to	6.45%
2019	15,530	15.32	to	16.74	248,389	0.35%	to	1.25%	0.49%	to	4.47%	12.40%	to	22.29%
2018	20,418	13.63	to	13.69	288,446	—	to	1.25%	3.36%	to	4.42%	(12.47)%	to	(6.47)%
2017	25,151	14.58	to	15.64	377,477	0.35%	to	1.25%	3.59%	to	4.25%	7.99%	to	8.96%
2016	35,152	13.50	to	14.21	486,818	0.50%	to	1.25%	4.55%	to	4.57%	7.95%	to	8.76%
Massachusetts Investors Growth Stock Fund
2020	96,310	37.71	to	40.84	3,970,884	—	to	1.25%	0.15%	to	0.21%	20.91%	to	22.43%
2019	122,973	30.80	to	33.77	4,104,333	—	to	1.25%	0.29%	to	0.32%	38.17%	to	39.91%
2018	118,290	22.02	to	24.44	2,827,211	—	to	1.25%	0.90%	to	0.91%	(0.48)%	to	0.77%
2017	124,511	21.85	to	24.56	2,951,340	—	to	1.25%	0.86%	to	0.94%	27.10%	to	28.69%
2016	154,073	16.98	to	19.33	2,834,060	—	to	1.25%	0.69%	to	0.80%	4.85%	to	6.16%
MFS High Income Fund
2020	52,024	12.98	to	25.99	854,238	0.35%	to	1.25%	4.61%	to	4.70%	3.13%	to	4.06%
2019	57,976	12.48	to	25.20	959,973	0.35%	to	1.25%	4.73%	to	4.74%	13.04%	to	14.06%
2018	59,840	10.94	to	22.30	855,051	0.35%	to	1.25%	4.79%	to	4.80%	(4.51)%	to	(3.65)%
2017	83,279	11.35	to	23.35	1,248,158	0.35%	to	1.25%	4.79%	to	4.80%	4.83%	to	5.78%
2016	88,729	10.73	to	22.27	1,225,091	0.35%	to	1.25%	5.55%	to	5.61%	12.02%	to	13.02%
MFS International New Discovery Fund
2020	9,433	36.22	to	36.72	377,740	—	to	1.25%	0.09%	to	0.10%	5.58%	to	8.34%
2019	10,004	33.43	to	34.78	367,686	—	to	1.25%	1.07%	to	1.14%	19.44%	to	20.99%
2018	11,121	27.63	to	29.12	336,334	—	to	1.25%	0.57%	to	0.63%	(16.18)%	to	(11.78)%
2017	12,379	31.32	to	34.74	421,301	—	to	1.25%	0.88%	to	0.93%	28.48%	to	30.12%
2016	13,249	24.07	to	27.04	343,673	—	to	1.25%	1.27%	to	1.29%	(2.17)%	to	(1.02)%
MFS Mid Cap Growth Fund
2020	24,860	27.68	to	32.16	814,669	0.35%	to	1.25%	—	to	—	33.65%	to	34.86%
2019	29,431	20.53	to	24.06	720,050	0.35%	to	1.25%	—	to	—	35.72%	to	36.95%
2018	32,111	14.99	to	17.73	575,592	0.35%	to	1.25%	—	to	—	(0.41)%	to	0.50%
2017	32,144	14.92	to	17.80	585,569	0.35%	to	1.25%	—	to	—	24.44%	to	25.56%
2016	34,835	11.88	to	14.31	497,021	0.35%	to	1.25%	—	to	—	3.03%	to	3.96%
MFS New Discovery Fund
2020	171,041	31.51	to	35.65	6,081,014	—	to	1.25%	—	to	—	42.85%	to	44.64%
2019	164,315	22.06	to	24.65	4,042,261	—	to	1.25%	—	to	—	38.99%	to	40.74%
2018	150,129	15.87	to	17.51	2,622,141	—	to	1.25%	—	to	—	(2.85)%	to	(1.62)%
2017	147,298	16.33	to	17.80	2,616,039	—	to	1.25%	—	to	—	24.46%	to	26.02%
2016	150,370	13.12	to	14.13	2,116,760	—	to	1.25%	—	to	—	7.25%	to	8.60%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MFS Research International Fund
2020	213,992	$12.89	to	$14.44	$2,939,724	0.35%	to	1.25%	0.81%	to	0.85%	11.51%	to	12.51%
2019	198,689	11.56	to	12.84	2,433,821	0.35%	to	1.25%	1.54%	to	1.85%	26.03%	to	27.17%
2018	313,135	9.17	to	10.09	3,040,435	0.35%	to	1.25%	3.73%	to	3.94%	(15.26)%	to	(14.49)%
2017	344,511	10.82	to	11.80	3,905,482	0.35%	to	1.25%	1.07%	to	1.12%	26.50%	to	27.64%
2016	376,011	8.55	to	9.25	3,347,123	0.35%	to	1.25%	1.74%	to	1.75%	(2.37)%	to	(1.49)%
MFS Total Return Fund
2020	107,816	21.41	to	21.90	2,259,431	—	to	1.25%	1.81%	to	1.91%	8.33%	to	9.69%
2019	110,452	19.77	to	19.96	2,129,967	—	to	1.25%	1.96%	to	2.00%	18.74%	to	20.24%
2018	174,713	16.60	to	16.65	2,851,501	—	to	1.25%	2.05%	to	2.05%	(6.97)%	to	(5.79)%
2017	190,465	17.62	to	17.89	3,323,149	—	to	1.25%	1.94%	to	1.97%	10.76%	to	12.15%
2016	190,312	15.71	to	16.16	2,953,169	—	to	1.25%	2.20%	to	2.20%	7.51%	to	8.85%
MFS Utilities Fund
2020	186,571	23.85	to	27.56	4,006,530	—	to	1.25%	1.81%	to	1.87%	4.70%	to	6.02%
2019	219,044	22.49	to	26.32	4,506,406	—	to	1.25%	—	to	2.56%	23.32%	to	24.87%
2018	231,261	18.01	to	21.34	3,808,393	—	to	1.25%	2.32%	to	2.47%	(0.42)%	to	0.84%
2017	262,062	17.86	to	21.43	4,256,499	—	to	1.25%	0.27%	to	2.23%	13.27%	to	14.69%
2016	331,380	9.84	to	35.85	4,721,516	0.35%	to	1.25%	3.46%	to	3.76%	10.02%	to	11.01%
MFS Value Fund
2020	500,123	34.13	to	43.21	13,938,509	—	to	1.25%	1.09%	to	1.49%	2.37%	to	77.81%
2019	392,892	24.30	to	33.34	8,780,217	—	to	1.25%	1.82%	to	1.87%	28.12%	to	29.74%
2018	541,185	18.73	to	26.02	9,481,713	—	to	1.25%	1.61%	to	1.62%	(11.20)%	to	(10.09)%
2017	560,709	20.83	to	29.30	10,944,188	—	to	1.25%	1.32%	to	1.41%	15.99%	to	17.46%
2016	579,895	17.74	to	25.26	9,599,340	—	to	1.25%	1.87%	to	1.87%	12.45%	to	13.85%
MFS Total Return Bond Fund
2020	132,592	16.72	to	18.80	2,356,688	—	to	1.25%	2.47%	to	2.48%	7.24%	to	8.58%
2019	116,893	15.59	to	17.32	1,922,538	—	to	1.25%	—	to	2.92%	8.44%	to	9.80%
2018	159,894	14.38	to	15.77	2,457,938	—	to	1.25%	2.58%	to	2.60%	(2.61)%	to	(1.38)%
2017	179,721	14.77	to	15.99	2,829,047	—	to	1.25%	2.35%	to	2.38%	2.69%	to	3.98%
2016	112,802	14.38	to	15.38	1,685,760	—	to	1.25%	2.61%	to	2.68%	2.16%	to	3.44%
MFS Massachusetts Investors Trust
2020	15,762	51.31	to	59.48	873,050	—	to	1.25%	0.79%	to	0.80%	12.68%	to	14.09%
2019	18,987	45.54	to	52.14	930,860	—	to	1.25%	0.53%	to	0.65%	30.22%	to	31.86%
2018	24,420	34.97	to	39.54	927,630	—	to	1.25%	0.70%	to	0.90%	(6.50)%	to	(5.32)%
2017	32,974	37.40	to	41.76	1,296,852	—	to	1.25%	0.82%	to	0.97%	21.97%	to	23.50%
2016	40,369	30.67	to	33.81	1,285,544	—	to	1.25%	0.79%	to	0.99%	7.44%	to	8.78%
MFS International Growth Fund
2020	11,486	21.87	to	23.72	258,287	0.50%	to	1.25%	0.57%	to	0.79%	14.02%	to	14.88%
2019	10,683	19.18	to	20.65	209,021	0.50%	to	1.25%	1.10%	to	1.10%	25.27%	to	32.50%
2018	7,594	15.31	to	15.58	117,187	1.05%	to	1.25%	0.93%	to	0.98%	(10.22)%	to	(10.04)%
2017	6,818	17.05	to	17.73	117,115	0.75%	to	1.25%	—	to	0.27%	30.47%	to	31.12%
2016	13,080	13.07	to	13.25	171,459	1.05%	to	1.25%	1.03%	to	1.09%	1.15%	to	1.35%
MFS Core Equity Fund
2020	126,034	22.48	to	29.30	2,910,337	0.35%	to	1.25%	0.41%	to	0.44%	17.08%	to	18.14%
2019	141,138	19.03	to	25.02	2,755,131	0.35%	to	1.25%	—	to	0.45%	31.08%	to	32.26%
2018	152,573	14.39	to	19.09	2,247,711	0.35%	to	1.25%	0.47%	to	0.50%	(5.31)%	to	(4.44)%
2017	178,828	15.06	to	20.16	2,764,528	0.35%	to	1.25%	0.52%	to	0.54%	22.92%	to	24.02%
2016	204,742	12.14	to	24.43	2,539,970	0.35%	to	1.25%	0.57%	to	0.63%	9.71%	to	10.71%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MFS Government Securities Fund
2020	321,375	$10.38	to	$12.74	$4,602,322	—	to	1.25%	1.45%	to	1.83%	4.43%	to	5.03%
2019	285,595	9.94	to	12.13	3,850,309	—	to	1.25%	2.12%	to	2.21%	3.87%	to	4.77%
2018	362,754	9.57	to	11.58	4,662,855	—	to	1.25%	0.81%	to	2.34%	(2.05)%	to	(0.98)%
2017	375,590	9.77	to	11.70	4,811,581	—	to	1.25%	0.70%	to	2.41%	(0.51)%	to	0.65%
2016	340,010	11.62	to	12.95	4,251,097	—	to	1.25%	2.22%	to	2.24%	(0.62)%	to	0.62%
MFS International Value Fund
2020	481,412	43.88	to	51.29	24,358,394	—	to	1.25%	0.42%	to	0.43%	13.88%	to	18.66%
2019	328,229	36.98	to	45.04	13,826,606	—	to	1.25%	0.87%	to	0.96%	20.72%	to	24.00%
2018	359,614	29.82	to	37.31	12,078,654	—	to	1.25%	1.19%	to	1.20%	(12.99)%	to	(10.35)%
2017	371,660	33.26	to	42.88	13,760,899	—	to	1.25%	1.20%	to	1.41%	23.61%	to	25.23%
2016	383,623	26.56	to	34.69	11,221,793	—	to	1.25%	1.45%	to	1.63%	2.21%	to	2.67%
MFS Technology Fund
2020	2,646	109.93	to	120.11	309,189	0.50%	to	1.25%	—	to	—	44.23%	to	45.32%
2019	2,155	76.21	to	82.65	172,814	0.50%	to	1.25%	—	to	—	34.07%	to	35.08%
2018	2,205	56.85	to	61.19	131,387	0.50%	to	1.25%	—	to	—	0.32%	to	3.34%
2017	2,452	56.66	to	59.22	144,835	0.75%	to	1.25%	—	to	—	36.73%	to	37.41%
2016	2,455	41.44	to	43.09	105,539	0.75%	to	1.25%	—	to	—	6.83%	to	7.36%
MFS Core Equity Series
2020	0	19.44	to	19.44	3	0.70%	to	0.70%	—	to	—	17.88%	to	17.88%
2019	793	16.49	to	16.49	13,074	0.70%	to	0.70%	0.23%	to	0.23%	32.26%	to	32.26%
2018	1,306	12.47	to	12.47	16,285	0.70%	to	0.70%	0.66%	to	0.66%	(4.51)%	to	(4.51)%
2017	1,346	13.05	to	13.05	17,574	0.70%	to	0.70%	0.97%	to	0.97%	23.96%	to	23.96%
2016	1,340	10.53	to	10.53	14,108	0.70%	to	0.70%	0.78%	to	0.78%	10.60%	to	10.60%
MFS Utilities Series
2020	3,379	29.90	to	29.90	101,047	0.70%	to	0.70%	1.68%	to	1.68%	5.16%	to	5.16%
2019	8,394	28.43	to	28.43	238,659	0.70%	to	0.70%	3.77%	to	3.77%	24.20%	to	24.20%
2018	9,656	22.89	to	22.89	221,056	0.70%	to	0.70%	1.06%	to	1.06%	0.35%	to	0.35%
2017	10,892	22.81	to	23.46	248,480	0.45%	to	0.70%	—	to	4.18%	14.03%	to	14.32%
2016	11,728	17.83	to	20.01	233,592	—	to	0.70%	3.65%	to	3.90%	10.70%	to	11.47%
MFS Growth Fund
2020	17,319	38.62	to	41.48	698,623	0.50%	to	1.25%	—	to	—	29.66%	to	32.32%
2019	8,922	29.79	to	31.35	272,882	0.65%	to	1.25%	—	to	—	35.63%	to	36.45%
2018	10,925	21.96	to	22.97	245,012	0.65%	to	1.25%	—	to	—	1.06%	to	1.67%
2017	11,307	21.73	to	22.59	247,466	0.65%	to	1.25%	—	to	—	28.91%	to	29.69%
2016	10,012	16.86	to	17.42	169,931	0.65%	to	1.25%	—	to	—	0.94%	to	1.55%
MFS High Yield Portfolio
2020	8,465	13.96	to	13.96	118,129	0.70%	to	0.70%	4.30%	to	4.30%	4.35%	to	4.35%
2019	18,304	13.37	to	13.37	244,783	0.70%	to	0.70%	5.46%	to	5.46%	14.01%	to	14.01%
2018	12,193	11.73	to	11.73	143,020	0.70%	to	0.70%	5.65%	to	5.65%	(3.76)%	to	(3.76)%
2017	13,290	12.19	to	12.19	161,976	0.70%	to	0.70%	6.40%	to	6.40%	5.94%	to	5.94%
2016	11,889	11.50	to	11.50	136,773	0.70%	to	0.70%	6.79%	to	6.79%	13.03%	to	13.03%
BlackRock Global Allocation Fund, Inc.
2020	377,328	21.72	to	22.20	7,777,850	—	to	1.25%	0.49%	to	0.78%	19.29%	to	20.79%
2019	381,607	17.98	to	18.61	6,548,998	—	to	1.25%	0.93%	to	1.15%	15.76%	to	17.21%
2018	518,063	15.34	to	16.08	7,662,627	—	to	1.25%	0.55%	to	0.56%	(8.78)%	to	(7.63)%
2017	594,988	16.61	to	17.62	9,578,532	—	to	1.25%	0.63%	to	0.87%	11.92%	to	13.32%
2016	647,750	14.66	to	15.75	9,396,766	—	to	1.25%	0.95%	to	0.97%	2.46%	to	3.75%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
BlackRock Advantage Large Cap Core Fund
2020	2,974	$26.34	to	$28.30	$78,693	0.35%	to	1.25%	1.00%	to	1.02%	18.06%	to	19.13%
2019	3,403	22.11	to	23.97	74,963	0.35%	to	1.25%	1.53%	to	1.53%	27.22%	to	28.37%
2018	3,643	17.22	to	18.84	62,790	0.35%	to	1.25%	0.87%	to	1.03%	(6.77)%	to	(5.93)%
2017	3,587	18.31	to	20.21	66,233	0.35%	to	1.25%	0.86%	to	0.93%	20.22%	to	21.31%
2016	4,219	15.09	to	16.81	64,012	0.35%	to	1.25%	0.57%	to	0.74%	8.66%	to	9.64%
BlackRock Advantage U.S. Total Market Fund
2020	1,023	25.98	to	25.98	26,571	1.25%	to	1.25%	0.56%	to	0.56%	18.01%	to	18.01%
2019	1,660	22.02	to	22.02	36,538	1.25%	to	1.25%	0.75%	to	0.75%	26.98%	to	26.98%
2018	4,495	17.34	to	17.34	77,953	1.25%	to	1.25%	1.47%	to	1.47%	(7.82)%	to	(7.82)%
2017	4,182	18.81	to	18.81	78,662	1.25%	to	1.25%	0.05%	to	0.05%	7.40%	to	7.40%
2016	4,482	17.51	to	17.51	78,505	1.25%	to	1.25%	—	to	—	21.88%	to	21.88%
BlackRock Mid Cap Dividend Fund
2020	65,195	26.37	to	26.57	1,639,192	0.35%	to	1.25%	1.30%	to	1.35%	5.52%	to	6.47%
2019	64,948	24.96	to	24.99	1,525,056	0.35%	to	1.25%	1.38%	to	1.40%	27.63%	to	28.79%
2018	66,982	19.38	to	19.58	1,217,546	0.35%	to	1.25%	1.59%	to	1.59%	(10.87)%	to	(10.06)%
2017	68,620	21.55	to	21.97	1,389,665	0.35%	to	1.25%	0.76%	to	1.01%	7.20%	to	8.17%
2016	105,965	19.92	to	20.49	1,991,665	0.35%	to	1.25%	0.48%	to	0.52%	20.80%	to	21.88%
BlackRock International Dividend Fund
2020	25,292	15.14	to	16.43	392,566	0.50%	to	1.25%	1.72%	to	1.79%	7.49%	to	8.30%
2019	27,088	14.09	to	15.17	388,650	0.50%	to	1.25%	2.07%	to	2.46%	21.87%	to	22.79%
2018	48,108	11.56	to	12.35	578,399	0.50%	to	1.25%	2.47%	to	2.47%	(14.37)%	to	(13.72)%
2017	86,917	13.50	to	14.89	1,249,331	—	to	1.25%	0.94%	to	1.04%	14.95%	to	16.39%
2016	93,757	11.74	to	12.79	1,160,589	—	to	1.25%	4.66%	to	4.78%	(0.76)%	to	0.48%
BlackRock Mid Cap Growth Equity Portfolio
2020	15,449	40.55	to	43.55	638,697	0.50%	to	1.25%	—	to	—	43.92%	to	45.00%
2019	15,213	28.18	to	30.03	435,074	0.50%	to	1.25%	—	to	—	34.20%	to	35.21%
2018	11,714	21.00	to	22.21	249,725	0.50%	to	1.25%	—	to	—	1.28%	to	2.04%
2017	12,581	20.73	to	21.77	264,736	0.50%	to	1.25%	—	to	—	32.54%	to	33.54%
2016	17,284	15.64	to	16.30	274,833	0.50%	to	1.25%	—	to	—	1.51%	to	2.27%
Victory Munder Mid-Cap Core Growth Fund
2020	22,298	29.63	to	79.12	801,347	—	to	1.25%	—	to	—	18.30%	to	169.88%
2019	113,292	25.05	to	29.32	3,266,908	—	to	1.25%	—	to	—	24.48%	to	26.25%
2018	127,477	20.12	to	23.22	3,005,279	—	to	1.25%	—	to	—	(14.93)%	to	(13.58)%
2017	132,513	23.65	to	26.87	3,669,534	—	to	1.25%	—	to	—	(45.15)%	to	22.63%
2016	149,229	19.29	to	48.99	3,193,937	—	to	1.25%	—	to	—	5.75%	to	7.07%
Neuberger Berman Sustainable Equity Fund+
2020	52,283	31.32	to	57.98	1,882,663	—	to	1.25%	0.42%	to	0.42%	17.67%	to	19.21%
2019	57,113	26.62	to	48.64	1,762,783	—	to	1.25%	—	to	0.52%	24.05%	to	25.63%
2018	59,773	21.46	to	38.72	1,478,564	—	to	1.25%	0.24%	to	0.30%	(7.15)%	to	(5.97)%
2017	58,938	23.11	to	25.49	1,617,459	—	to	1.25%	0.04%	to	0.48%	16.89%	to	18.36%
2016	62,555	19.77	to	34.78	1,437,204	—	to	1.25%	0.95%	to	1.24%	8.53%	to	9.88%
Nuveen NWQ International Value Fund
2020	9,492	10.52	to	11.33	102,289	0.50%	to	1.25%	2.40%	to	2.64%	2.37%	to	3.14%
2019	8,198	10.28	to	10.99	86,125	0.50%	to	1.25%	3.04%	to	3.55%	16.70%	to	17.57%
2018	6,870	8.81	to	9.34	61,730	0.50%	to	1.25%	1.23%	to	1.28%	(19.32)%	to	(18.70)%
2017	4,343	10.92	to	11.49	48,259	0.50%	to	1.25%	3.39%	to	3.50%	18.94%	to	19.83%
2016	3,825	9.18	to	9.59	35,626	0.50%	to	1.25%	1.51%	to	2.35%	0.73%	to	1.49%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
The Oakmark International Small Cap Fund
2020	8,963	$47.84	to	$47.84	$428,801	0.35%	to	0.35%	2.29%	to	2.29%	4.65%	to	4.65%
2019	9,238	45.71	to	45.71	422,300	0.35%	to	0.35%	0.22%	to	0.22%	31.44%	to	31.44%
2018	10,359	34.78	to	34.78	360,264	0.35%	to	0.35%	1.08%	to	1.08%	(24.00)%	to	(24.00)%
2017	11,110	45.76	to	45.76	508,372	0.35%	to	0.35%	0.79%	to	0.79%	25.64%	to	25.64%
2016	11,643	36.42	to	36.42	424,079	0.35%	to	0.35%	2.36%	to	2.36%	5.93%	to	5.93%
The Oakmark Equity and Income Fund
2020	870	14.38	to	14.38	12,513	0.85%	to	0.85%	1.00%	to	1.00%	(31.57)%	to	7.52%
2019	493,919	13.37	to	21.01	10,373,455	—	to	0.85%	1.60%	to	1.61%	17.99%	to	19.31%
2018	550,049	11.34	to	17.61	9,684,498	—	to	0.85%	1.35%	to	1.49%	(12.24)%	to	(8.33)%
2017	623,554	19.21	to	19.21	11,980,230	—	to	—	1.24%	to	1.24%	14.46%	to	14.46%
2016	731,884	16.79	to	16.79	12,284,901	—	to	—	1.30%	to	1.30%	10.97%	to	10.97%
Invesco Capital Appreciation Fund+
2020	42,636	25.44	to	34.42	1,202,201	0.35%	to	1.25%	—	to	—	34.59%	to	35.81%
2019	49,306	18.74	to	25.58	1,019,951	0.35%	to	1.25%	—	to	—	34.37%	to	35.59%
2018	50,282	13.82	to	19.03	772,314	0.35%	to	1.25%	—	to	—	(7.14)%	to	(6.29)%
2017	51,514	14.75	to	20.50	841,184	0.35%	to	1.25%	0.01%	to	0.01%	24.96%	to	26.09%
2016	63,544	11.69	to	16.40	818,961	0.35%	to	1.25%	0.06%	to	0.08%	(3.55)%	to	(2.68)%
Invesco Oppenheimer Global Fund
2020	122,967	42.26	to	242.84	5,917,047	—	to	1.25%	—	to	—	26.03%	to	27.62%
2019	147,793	33.53	to	190.28	5,502,407	—	to	1.25%	—	to	—	29.93%	to	157.45%
2018	154,933	25.80	to	73.91	4,392,311	—	to	1.25%	0.41%	to	0.50%	(22.99)%	to	(14.64)%
2017	177,547	30.23	to	95.98	5,472,655	—	to	1.25%	0.52%	to	0.77%	28.45%	to	34.56%
2016	216,730	22.47	to	122.80	4,841,539	—	to	1.25%	0.60%	to	0.69%	(1.08)%	to	0.16%
Invesco Global Opportunities Fund+
2020	16,468	25.22	to	26.14	421,317	0.50%	to	1.25%	—	to	—	37.85%	to	38.89%
2019	23,795	18.29	to	18.82	441,749	0.50%	to	1.25%	—	to	—	26.19%	to	27.14%
2018	22,121	14.50	to	14.80	324,177	0.50%	to	1.25%	—	to	—	(19.12)%	to	(18.50)%
2017	16,997	17.92	to	18.16	306,972	0.50%	to	1.25%	—	to	—	50.64%	to	51.76%
2016	446	11.97	to	11.97	5,339	0.50%	to	0.50%	0.26%	to	0.26%	19.69%	to	19.69%
Invesco Oppenheimer International Growth Fund
2020	41,917	19.32	to	24.03	887,941	0.35%	to	1.25%	—	to	—	20.39%	to	21.63%
2019	251,872	15.89	to	19.96	4,071,780	—	to	1.25%	—	to	0.98%	(54.56)%	to	27.01%
2018	289,557	15.72	to	34.96	3,661,213	—	to	1.25%	0.69%	to	0.94%	(20.55)%	to	(20.38)%
2017	295,628	19.78	to	43.91	4,679,094	—	to	1.25%	0.52%	to	0.67%	25.04%	to	25.85%
2016	300,161	12.13	to	15.82	3,767,882	—	to	1.25%	0.87%	to	1.20%	(3.51)%	to	(2.30)%
Invesco Main Street Fund+
2020	18,086	23.39	to	26.44	438,111	0.35%	to	1.25%	0.95%	to	0.97%	12.94%	to	13.97%
2019	18,318	20.71	to	23.20	395,707	0.35%	to	1.25%	0.91%	to	0.94%	30.30%	to	31.48%
2018	34,947	15.89	to	17.64	590,875	0.35%	to	1.25%	0.84%	to	1.02%	(9.04)%	to	(8.21)%
2017	31,230	17.47	to	19.22	577,794	0.35%	to	1.25%	0.99%	to	1.14%	15.29%	to	16.33%
2016	15,888	15.15	to	16.52	247,627	0.35%	to	1.25%	1.19%	to	1.25%	10.04%	to	11.03%
Invesco Global Strategic Income Fund+
2020	38,681	16.34	to	16.36	615,454	0.50%	to	1.25%	2.87%	to	2.95%	2.24%	to	3.01%
2019	43,262	15.88	to	15.99	673,158	0.50%	to	1.25%	4.65%	to	4.65%	9.24%	to	10.07%
2018	42,315	14.43	to	14.63	601,206	0.50%	to	1.25%	5.00%	to	5.02%	(5.89)%	to	(5.18)%
2017	42,368	15.22	to	15.55	637,072	0.50%	to	1.25%	4.17%	to	4.22%	4.91%	to	5.70%
2016	60,905	14.40	to	14.82	866,110	0.50%	to	1.25%	3.78%	to	3.82%	5.05%	to	5.84%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco Main Street Mid Cap Fund+
2020	132,721	$24.13	to	$24.22	$3,092,397	—	to	1.25%	—	to	—	7.78%	to	9.13%
2019	132,976	22.11	to	22.47	2,848,285	—	to	1.25%	—	to	—	30.50%	to	32.15%
2018	148,093	16.73	to	17.22	2,400,938	—	to	1.25%	—	to	—	(13.35)%	to	(12.25)%
2017	184,572	19.07	to	19.87	3,403,266	—	to	1.25%	—	to	0.35%	13.26%	to	14.68%
2016	168,558	16.23	to	17.54	2,770,534	0.35%	to	1.25%	0.92%	to	1.03%	12.01%	to	13.02%
Invesco Developing Markets Fund+
2020	136,067	21.25	to	81.73	4,663,974	—	to	1.25%	—	to	0.26%	15.77%	to	17.50%
2019	153,982	18.08	to	70.60	4,714,423	—	to	1.25%	0.24%	to	0.49%	22.45%	to	24.31%
2018	182,484	14.54	to	57.65	4,625,783	—	to	1.25%	0.21%	to	0.49%	(13.24)%	to	(11.95)%
2017	236,855	16.52	to	66.45	6,426,923	—	to	1.25%	0.28%	to	0.60%	33.11%	to	35.10%
2016	262,308	49.92	to	71.55	5,191,340	—	to	1.25%	0.22%	to	0.25%	5.56%	to	6.89%
Invesco Oppenheimer Capital Income Fund
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	10.10	to	11.06	—	0.75%	to	0.75%	1.25%	to	1.25%	—	to	—
2018	68	10.13	to	10.13	686	0.75%	to	0.75%	2.85%	to	2.85%	(4.87)%	to	(4.87)%
2017	48	10.32	to	10.65	509	0.75%	to	1.05%	1.18%	to	1.69%	5.86%	to	6.18%
2016	89	9.75	to	9.75	866	1.05%	to	1.05%	2.81%	to	2.81%	6.13%	to	6.13%
Invesco International Bond Fund+
2020	219,939	16.80	to	17.50	3,607,729	—	to	1.25%	3.14%	to	3.24%	6.90%	to	8.24%
2019	232,298	15.71	to	16.16	3,550,885	—	to	1.25%	4.93%	to	4.99%	8.08%	to	9.44%
2018	246,274	14.54	to	14.77	3,470,894	—	to	1.25%	4.51%	to	4.51%	(7.07)%	to	(5.89)%
2017	262,586	15.64	to	15.70	3,958,987	—	to	1.25%	4.17%	to	4.27%	9.50%	to	10.87%
2016	318,523	14.16	to	14.29	4,393,606	—	to	1.25%	4.33%	to	4.48%	4.83%	to	6.14%
Invesco Oppenheimer Mid Cap Value Fund
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	21,846	16.52	to	19.58	425,885	0.35%	to	1.25%	0.56%	to	0.57%	26.34%	to	27.48%
2018	24,068	12.96	to	15.50	370,983	0.35%	to	1.25%	0.19%	to	0.38%	(19.06)%	to	(18.33)%
2017	34,016	15.86	to	19.15	619,341	0.35%	to	1.25%	0.32%	to	0.32%	11.88%	to	12.89%
2016	37,628	14.05	to	17.12	607,947	0.35%	to	1.25%	0.53%	to	0.54%	18.78%	to	19.86%
Invesco Main Street All Cap Fund®+
2020	62,462	25.18	to	26.73	1,602,340	0.35%	to	1.25%	0.54%	to	0.55%	18.30%	to	19.37%
2019	58,622	21.09	to	22.60	1,262,862	0.35%	to	1.25%	0.36%	to	0.48%	31.20%	to	32.39%
2018	59,818	15.93	to	17.22	982,150	0.35%	to	1.25%	0.23%	to	0.39%	(11.50)%	to	(10.70)%
2017	62,745	17.84	to	19.46	1,168,373	0.35%	to	1.25%	0.78%	to	0.98%	14.64%	to	15.67%
2016	70,580	15.43	to	16.98	1,128,371	0.35%	to	1.25%	1.06%	to	1.20%	8.46%	to	9.44%
Invesco Gold & Special Minerals Fund+
2020	140,270	13.77	to	17.71	2,004,684	—	to	1.25%	1.70%	to	1.75%	34.42%	to	36.11%
2019	169,256	10.12	to	13.17	1,895,357	—	to	1.25%	0.29%	to	0.34%	44.56%	to	46.37%
2018	193,995	6.91	to	9.11	1,493,119	—	to	1.25%	—	to	—	(14.24)%	to	(13.15)%
2017	197,889	7.96	to	10.62	1,770,183	—	to	1.25%	—	to	2.18%	15.74%	to	17.19%
2016	226,474	5.49	to	9.18	1,737,572	0.35%	to	1.25%	5.37%	to	6.22%	46.90%	to	48.22%
Invesco Oppenheimer Real Estate Fund
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	57,295	16.20	to	18.97	998,722	—	to	1.25%	1.79%	to	2.12%	24.36%	to	25.93%
2018	90,355	13.02	to	15.06	1,299,414	—	to	1.25%	1.57%	to	1.60%	(7.14)%	to	(5.96)%
2017	99,963	14.03	to	16.02	1,529,778	—	to	1.25%	1.31%	to	1.35%	2.77%	to	4.06%
2016	120,871	13.65	to	15.39	1,775,717	—	to	1.25%	2.16%	to	2.20%	4.75%	to	6.07%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco Oppenheimer Equity Income Fund
2020	—	$—	to	$—	$—	—	to	—	—	to	—	—	to	—
2019	410	19.19	to	20.13	8,057	0.65%	to	1.25%	2.20%	to	2.22%	22.01%	to	22.75%
2018	343	15.73	to	16.40	5,516	0.65%	to	1.25%	1.94%	to	2.08%	(11.58)%	to	(11.05)%
2017	267	17.79	to	18.60	4,864	0.50%	to	1.25%	1.52%	to	1.83%	11.20%	to	12.04%
2016	23,035	16.00	to	16.60	379,886	0.50%	to	1.25%	2.50%	to	2.63%	13.25%	to	14.10%
Invesco International Diversified Fund+
2020	11,878	21.33	to	22.82	258,259	0.50%	to	1.25%	1.06%	to	1.07%	19.06%	to	19.96%
2019	10,042	17.92	to	19.02	182,935	0.50%	to	1.25%	1.12%	to	1.30%	23.05%	to	23.98%
2018	8,320	14.56	to	15.34	123,080	0.50%	to	1.25%	0.81%	to	0.84%	(15.68)%	to	(15.04)%
2017	5,872	17.27	to	18.06	102,863	0.50%	to	1.25%	0.43%	to	0.44%	30.76%	to	31.75%
2016	7,158	13.21	to	13.71	95,948	0.50%	to	1.25%	0.45%	to	0.45%	(0.62)%	to	0.13%
Invesco Rising Dividends Fund+
2020	780	20.38	to	20.38	15,899	1.25%	to	1.25%	0.68%	to	0.68%	11.93%	to	11.93%
2019	674	18.21	to	18.21	12,272	1.25%	to	1.25%	1.01%	to	1.01%	27.95%	to	27.95%
2018	523	14.23	to	14.23	7,445	1.25%	to	1.25%	1.22%	to	1.22%	(7.69)%	to	(7.69)%
2017	431	15.42	to	15.73	6,661	0.85%	to	1.25%	1.55%	to	1.58%	15.32%	to	15.78%
2016	720	13.37	to	13.58	9,639	0.85%	to	1.25%	0.46%	to	1.14%	3.24%	to	3.65%
Putnam Global Equity Fund
2020	2,764	20.32	to	20.32	56,159	0.70%	to	0.70%	0.15%	to	0.15%	9.30%	to	9.30%
2019	4,022	18.59	to	18.59	74,768	0.70%	to	0.70%	—	to	—	25.71%	to	25.71%
2018	3,969	14.79	to	14.79	58,682	0.70%	to	0.70%	0.31%	to	0.31%	(13.05)%	to	(13.05)%
2017	4,006	17.01	to	17.01	68,113	0.70%	to	0.70%	1.24%	to	1.24%	27.49%	to	27.49%
2016	3,565	13.34	to	13.34	47,551	0.70%	to	0.70%	1.16%	to	1.16%	0.37%	to	0.37%
Putnam VT High Yield Fund
2020	12,360	21.43	to	21.43	264,851	0.70%	to	0.70%	5.85%	to	5.85%	4.47%	to	4.47%
2019	21,244	20.51	to	20.51	435,751	0.70%	to	0.70%	5.46%	to	5.46%	13.60%	to	13.60%
2018	18,949	18.06	to	18.06	342,155	0.70%	to	0.70%	5.54%	to	5.54%	(4.74)%	to	(4.74)%
2017	23,023	18.95	to	18.95	436,385	0.70%	to	0.70%	5.55%	to	5.55%	6.24%	to	6.24%
2016	21,944	17.84	to	17.84	391,531	0.70%	to	0.70%	6.20%	to	6.20%	14.74%	to	14.74%
Putnam VT Emerging Markets Equity Fund+
2020	7,490	19.07	to	19.07	142,826	0.70%	to	0.70%	0.04%	to	0.04%	27.04%	to	27.04%
2019	10,631	15.01	to	15.01	159,568	0.70%	to	0.70%	—	to	—	24.06%	to	24.06%
2018	11,240	12.10	to	12.10	135,981	0.70%	to	0.70%	—	to	—	(19.21)%	to	(19.21)%
2017	11,274	14.98	to	14.98	168,823	0.70%	to	0.70%	1.03%	to	1.03%	34.10%	to	34.10%
2016	11,283	11.17	to	11.17	126,007	0.70%	to	0.70%	0.93%	to	0.93%	(7.37)%	to	(7.37)%
Putnam VT Sustainable Leaders Fund
2020	8,854	44.58	to	47.45	395,626	—	to	0.70%	0.40%	to	0.41%	27.85%	to	28.74%
2019	9,443	34.87	to	36.86	329,952	—	to	0.70%	0.44%	to	0.50%	35.41%	to	36.36%
2018	14,436	25.75	to	27.03	372,201	—	to	0.70%	—	to	—	(2.22)%	to	(1.53)%
2017	15,556	26.34	to	27.45	410,076	—	to	0.70%	0.60%	to	0.72%	28.32%	to	29.22%
2016	18,037	20.52	to	21.24	370,396	—	to	0.70%	0.68%	to	0.88%	7.04%	to	7.79%
Putnam VT Small Cap Value Fund
2020	8,654	18.99	to	28.25	165,866	—	to	0.70%	1.06%	to	1.14%	3.24%	to	3.96%
2019	11,511	18.40	to	27.17	213,284	—	to	0.70%	0.64%	to	0.67%	23.37%	to	24.24%
2018	12,631	14.91	to	21.87	189,617	—	to	0.70%	0.39%	to	0.40%	(20.49)%	to	(19.93)%
2017	13,212	18.75	to	27.31	249,399	—	to	0.70%	0.68%	to	0.69%	7.12%	to	7.87%
2016	18,548	17.51	to	17.51	324,740	0.70%	to	0.70%	1.15%	to	1.15%	26.61%	to	26.61%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Pioneer Disciplined Value Fund
2020	8,330	$22.96	to	$24.24	$198,777	0.75%	to	1.25%	1.43%	to	1.52%	4.32%	to	4.85%
2019	6,953	22.01	to	23.12	158,062	0.75%	to	1.25%	1.27%	to	1.38%	27.93%	to	28.57%
2018	6,582	17.20	to	17.98	116,390	0.75%	to	1.25%	0.92%	to	1.05%	(14.48)%	to	(14.04)%
2017	6,250	20.11	to	21.33	128,540	0.50%	to	1.25%	—	to	1.09%	19.94%	to	20.84%
2016	6,170	16.77	to	17.47	104,345	0.65%	to	1.25%	0.99%	to	1.15%	12.55%	to	13.23%
Pioneer Equity Income Fund
2020	1,273	41.31	to	41.31	52,583	1.25%	to	1.25%	1.78%	to	1.78%	(1.44)%	to	(1.44)%
2019	1,127	41.91	to	41.91	47,228	1.25%	to	1.25%	1.82%	to	1.82%	23.88%	to	23.88%
2018	1,794	33.83	to	33.83	60,701	1.25%	to	1.25%	2.45%	to	2.45%	(10.03)%	to	(10.03)%
2017	703	37.60	to	37.60	26,430	1.25%	to	1.25%	1.81%	to	1.81%	13.53%	to	13.53%
2016	76	33.12	to	33.12	2,514	1.25%	to	1.25%	2.14%	to	2.14%	17.68%	to	17.68%
Pioneer Fundamental Growth Fund
2020	4,051	30.00	to	31.46	124,570	0.65%	to	1.25%	—	to	—	25.45%	to	26.21%
2019	3,861	23.91	to	24.93	94,410	0.65%	to	1.25%	0.04%	to	0.04%	32.18%	to	32.98%
2018	2,542	18.09	to	18.75	46,759	0.65%	to	1.25%	0.23%	to	0.23%	(1.86)%	to	(1.27)%
2017	2,308	18.43	to	18.99	43,134	0.65%	to	1.25%	0.21%	to	0.21%	21.10%	to	21.82%
2016	932	15.22	to	15.59	14,243	0.65%	to	1.25%	0.34%	to	0.45%	2.32%	to	2.94%
AllianzGI International Value Fund+
2020	1,881	11.22	to	11.22	21,104	0.85%	to	0.85%	2.56%	to	2.56%	8.42%	to	8.42%
2019	1,269	10.35	to	10.35	13,134	0.85%	to	0.85%	2.61%	to	2.61%	20.52%	to	20.52%
2018	1,032	8.59	to	8.59	8,862	0.85%	to	0.85%	1.83%	to	1.83%	(16.69)%	to	(16.69)%
2017	746	10.17	to	10.45	7,696	0.65%	to	1.05%	—	to	—	21.53%	to	22.02%
2016	5,111	8.46	to	8.57	43,715	0.65%	to	0.85%	2.71%	to	2.72%	(7.39)%	to	(7.20)%
AllianzGI Small-Cap Value Fund+
2020	46,202	17.09	to	19.16	843,659	0.35%	to	1.25%	1.89%	to	2.12%	(5.79)%	to	(4.94)%
2019	55,230	18.14	to	20.15	1,068,710	0.35%	to	1.25%	0.44%	to	0.47%	22.74%	to	23.85%
2018	62,359	14.78	to	16.27	977,079	0.35%	to	1.25%	2.56%	to	2.82%	(20.32)%	to	(19.59)%
2017	75,420	18.55	to	20.24	1,473,043	0.35%	to	1.25%	0.41%	to	0.45%	8.32%	to	9.30%
2016	109,126	17.13	to	18.52	1,957,187	0.35%	to	1.25%	1.53%	to	1.59%	21.38%	to	22.47%
AllianzGI Dividend Value Fund+
2020	195,809	16.07	to	18.01	3,302,393	0.35%	to	1.25%	1.81%	to	1.83%	(3.71)%	to	(2.83)%
2019	206,660	16.69	to	18.54	3,593,752	0.35%	to	1.25%	1.75%	to	1.76%	23.11%	to	24.22%
2018	330,326	13.56	to	14.92	4,690,010	0.35%	to	1.25%	1.80%	to	1.87%	(11.24)%	to	(10.44)%
2017	398,057	15.27	to	16.66	6,324,704	0.35%	to	1.25%	1.97%	to	2.04%	14.27%	to	15.29%
2016	418,411	13.37	to	14.26	5,775,498	0.50%	to	1.25%	2.27%	to	2.41%	14.44%	to	15.30%
AMG GW&K Mid Cap Fund+
2020	1,641	24.40	to	26.86	38,082	0.50%	to	1.25%	0.40%	to	0.45%	18.02%	to	18.91%
2019	1,963	20.52	to	22.76	38,176	0.50%	to	1.25%	0.20%	to	0.40%	23.63%	to	24.56%
2018	2,326	16.47	to	18.41	36,733	0.50%	to	1.25%	0.05%	to	0.10%	(11.53)%	to	(10.86)%
2017	2,004	18.48	to	20.81	35,741	0.50%	to	1.25%	—	to	—	23.91%	to	24.84%
2016	1,772	14.80	to	16.79	25,593	0.50%	to	1.25%	0.58%	to	0.87%	5.75%	to	6.54%
PIMCO Total Return Fund
2020	944,815	15.97	to	17.53	16,929,365	—	to	1.25%	2.15%	to	2.25%	7.17%	to	8.62%
2019	959,023	14.70	to	16.35	15,894,819	—	to	1.25%	3.19%	to	3.46%	6.57%	to	48.04%
2018	1,127,986	9.93	to	15.35	17,420,423	—	to	1.25%	2.77%	to	2.79%	(3.31)%	to	(1.84)%
2017	1,296,864	23.95	to	29.31	20,275,654	—	to	1.25%	4.67%	to	4.68%	7.26%	to	8.31%
2016	1,578,733	13.05	to	16.47	23,752,069	—	to	1.25%	2.58%	to	2.72%	0.94%	to	2.35%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
PIMCO Emerging Markets Bond Fund
2020	24,046	$19.13	to	$19.93	$469,321	0.35%	to	1.25%	4.09%	to	4.10%	4.82%	to	5.76%
2019	24,911	18.09	to	19.01	462,871	0.35%	to	1.25%	4.23%	to	4.24%	13.07%	to	14.09%
2018	28,387	15.85	to	16.81	461,465	0.35%	to	1.25%	3.88%	to	3.90%	(5.73)%	to	(4.87)%
2017	32,500	16.66	to	17.83	555,567	0.35%	to	1.25%	3.95%	to	4.80%	8.83%	to	9.81%
2016	42,875	15.62	to	16.39	683,232	0.50%	to	1.25%	5.26%	to	5.27%	13.06%	to	13.91%
PIMCO Real Return Fund
2020	675,202	15.26	to	16.48	11,256,882	—	to	1.25%	2.22%	to	2.36%	10.26%	to	11.81%
2019	724,378	13.65	to	14.95	10,819,356	—	to	1.25%	1.55%	to	1.55%	(9.55)%	to	6.75%
2018	861,558	12.61	to	14.00	12,071,595	—	to	1.25%	2.25%	to	2.41%	(3.58)%	to	(2.21)%
2017	996,867	27.41	to	28.34	14,403,656	—	to	1.25%	4.47%	to	4.50%	5.89%	to	7.17%
2016	1,114,105	12.44	to	14.93	15,592,061	—	to	1.25%	0.69%	to	0.82%	3.33%	to	4.78%
Pioneer Fund
2020	29,341	27.77	to	31.19	881,938	0.50%	to	1.25%	0.50%	to	0.51%	22.36%	to	23.28%
2019	31,142	22.52	to	25.49	761,778	0.50%	to	1.25%	0.80%	to	0.86%	29.38%	to	30.35%
2018	39,014	17.28	to	19.70	740,591	0.50%	to	1.25%	0.94%	to	0.99%	(2.97)%	to	(2.24)%
2017	42,682	17.67	to	20.31	830,128	0.50%	to	1.25%	0.95%	to	0.96%	20.03%	to	20.93%
2016	39,349	14.61	to	16.92	636,083	0.50%	to	1.25%	1.08%	to	1.10%	8.24%	to	9.05%
Pioneer High Yield Fund
2020	50,742	19.42	to	19.93	1,012,796	0.35%	to	1.25%	5.28%	to	5.28%	1.79%	to	2.71%
2019	52,516	18.91	to	19.58	1,019,804	0.35%	to	1.25%	5.08%	to	5.08%	12.70%	to	13.71%
2018	59,900	16.63	to	17.37	1,029,489	0.35%	to	1.25%	4.95%	to	4.99%	(4.52)%	to	(3.65)%
2017	64,626	17.26	to	18.19	1,137,350	0.35%	to	1.25%	4.61%	to	4.71%	6.37%	to	7.33%
2016	112,342	16.08	to	17.10	1,847,089	0.35%	to	1.25%	5.15%	to	5.15%	12.76%	to	13.78%
Pioneer Strategic Income Fund
2020	235,036	11.42	to	18.88	4,760,627	—	to	1.25%	0.31%	to	3.49%	(42.04)%	to	6.06%
2019	247,024	17.80	to	19.70	4,664,722	—	to	1.25%	1.67%	to	2.94%	8.83%	to	91.48%
2018	290,439	10.29	to	16.35	5,024,189	—	to	1.25%	3.07%	to	3.09%	(4.90)%	to	(3.14)%
2017	292,694	10.82	to	16.88	5,189,038	—	to	1.25%	3.16%	to	3.21%	1.88%	to	3.91%
2016	258,891	16.25	to	17.33	4,366,676	—	to	1.25%	3.41%	to	3.42%	6.31%	to	7.65%
Pioneer Mid Cap Value Fund
2020	68,338	19.52	to	20.05	1,186,812	0.35%	to	1.25%	0.80%	to	0.84%	0.55%	to	1.46%
2019	57,728	19.42	to	19.76	994,280	0.35%	to	1.25%	0.69%	to	0.78%	26.45%	to	27.59%
2018	60,711	15.36	to	15.49	832,030	0.35%	to	1.25%	0.75%	to	0.83%	(20.51)%	to	(19.79)%
2017	71,468	19.31	to	19.32	1,232,474	0.35%	to	1.25%	0.34%	to	0.38%	11.46%	to	12.46%
2016	72,372	17.17	to	17.33	1,118,232	0.35%	to	1.25%	0.35%	to	0.48%	14.66%	to	15.70%
Pioneer Select Mid Cap Growth Fund
2020	29,120	43.37	to	47.24	1,323,451	0.50%	to	1.25%	—	to	—	37.22%	to	38.25%
2019	27,473	31.61	to	34.17	906,299	0.50%	to	1.25%	—	to	—	31.08%	to	32.07%
2018	25,865	24.11	to	25.87	638,121	0.50%	to	1.25%	—	to	—	(7.42)%	to	(6.72)%
2017	27,626	26.05	to	28.09	736,420	0.35%	to	1.25%	—	to	—	28.17%	to	29.33%
2016	30,138	20.32	to	21.48	628,370	0.50%	to	1.25%	—	to	—	2.20%	to	2.97%
PIMCO Total Return ESG Fund
2020	170,987	12.38	to	13.84	2,350,550	—	to	1.25%	0.96%	to	2.30%	7.36%	to	15.40%
2019	14,262	11.53	to	12.00	169,113	0.75%	to	1.25%	3.25%	to	3.49%	7.33%	to	7.87%
2018	13,552	10.74	to	11.12	149,112	0.75%	to	1.25%	1.93%	to	2.31%	(2.26)%	to	(1.18)%
2017	13,030	10.99	to	11.25	146,194	0.85%	to	1.25%	1.77%	to	1.79%	2.91%	to	3.32%
2016	20,958	10.68	to	11.00	228,073	0.65%	to	1.25%	2.62%	to	2.66%	1.43%	to	2.04%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam Equity Income Fund
2020	30,873	$27.28	to	$28.97	$806,323	—	to	1.25%	1.63%	to	1.72%	4.52%	to	5.83%
2019	34,521	25.78	to	27.72	860,133	—	to	1.25%	1.46%	to	1.47%	28.32%	to	29.93%
2018	41,080	19.84	to	21.60	788,010	—	to	1.25%	1.49%	to	1.58%	(9.49)%	to	(8.34)%
2017	40,528	21.64	to	23.87	858,540	—	to	1.25%	1.66%	to	1.72%	17.22%	to	18.69%
2016	38,050	18.24	to	20.36	690,419	—	to	1.25%	1.54%	to	1.54%	12.15%	to	13.55%
Putnam High Yield Fund
2020	42,699	20.70	to	20.74	875,931	0.50%	to	1.25%	4.79%	to	4.80%	4.19%	to	4.98%
2019	51,487	19.72	to	19.90	1,013,886	0.50%	to	1.25%	4.97%	to	5.00%	7.10%	to	12.60%
2018	66,381	17.68	to	18.41	1,161,571	—	to	1.25%	4.87%	to	4.99%	(4.95)%	to	(3.75)%
2017	78,086	18.60	to	19.13	1,423,137	—	to	1.25%	5.14%	to	5.17%	5.43%	to	6.75%
2016	74,203	17.64	to	17.92	1,294,660	—	to	1.25%	5.69%	to	5.73%	13.98%	to	15.41%
Putnam International Equity Fund
2020	14,246	24.42	to	24.42	347,824	0.35%	to	0.35%	1.26%	to	1.26%	11.35%	to	11.35%
2019	15,262	21.93	to	21.93	334,657	0.35%	to	0.35%	1.60%	to	1.60%	25.06%	to	25.06%
2018	17,019	17.53	to	17.53	298,391	0.35%	to	0.35%	1.61%	to	1.61%	(19.64)%	to	(19.64)%
2017	20,174	13.15	to	21.82	440,134	0.35%	to	1.25%	0.01%	to	0.35%	24.91%	to	26.03%
2016	23,326	10.52	to	17.31	398,660	0.35%	to	1.25%	2.72%	to	2.91%	(3.91)%	to	(3.04)%
Putnam Sustainable Leaders Fund
2020	38	35.21	to	35.21	1,327	0.75%	to	0.75%	0.33%	to	0.33%	27.54%	to	27.54%
2019	38	27.61	to	27.61	1,047	0.75%	to	0.75%	0.34%	to	0.34%	34.83%	to	34.83%
2018	38	20.48	to	20.48	774	0.75%	to	0.75%	0.02%	to	0.02%	(1.64)%	to	(1.64)%
2017	218	20.82	to	23.24	4,856	0.75%	to	1.25%	—	to	0.40%	27.45%	to	28.09%
2016	304	16.25	to	19.02	5,124	0.75%	to	0.85%	—	to	—	6.74%	to	6.84%
Putnam International Capital Opportunities Fund
2020	18,954	12.43	to	14.73	249,884	—	to	1.25%	—	to	0.92%	9.55%	to	10.93%
2019	20,144	11.35	to	13.28	240,585	—	to	1.25%	—	to	—	24.29%	to	25.85%
2018	19,383	9.13	to	10.55	185,318	—	to	1.25%	—	to	—	(17.57)%	to	(16.52)%
2017	19,530	11.07	to	12.64	227,513	—	to	1.25%	2.20%	to	3.01%	32.87%	to	34.53%
2016	23,841	8.33	to	9.40	207,809	—	to	1.25%	2.09%	to	2.29%	(4.09)%	to	(2.88)%
Putnam Small Cap Growth Fund
2020	5,860	37.05	to	41.01	231,763	0.35%	to	1.25%	—	to	—	45.73%	to	47.05%
2019	4,856	25.43	to	27.89	131,118	0.35%	to	1.25%	—	to	—	35.88%	to	37.11%
2018	5,511	18.71	to	20.34	105,809	0.35%	to	1.25%	—	to	—	(3.69)%	to	(2.81)%
2017	8,657	19.43	to	20.93	162,857	0.35%	to	1.25%	—	to	—	18.70%	to	19.77%
2016	15,288	16.37	to	17.47	262,870	0.35%	to	1.25%	—	to	0.01%	7.16%	to	8.13%
Royce Total Return Fund
2020	78,049	10.92	to	11.19	865,416	0.35%	to	1.25%	1.96%	to	2.01%	2.22%	to	3.14%
2019	73,729	10.68	to	10.85	794,499	0.35%	to	1.25%	0.71%	to	0.71%	21.56%	to	22.65%
2018	75,024	8.79	to	8.84	661,717	0.35%	to	1.25%	0.60%	to	0.60%	(78.18)%	to	(76.12)%
2017	18,819	36.79	to	40.53	723,484	0.15%	to	1.25%	—	to	0.38%	11.90%	to	13.13%
2016	18,009	32.88	to	35.83	615,270	0.35%	to	1.25%	1.32%	to	1.34%	24.97%	to	23.86%
Royce Smaller-Companies Growth Fund
2020	15,590	34.88	to	42.32	588,575	—	to	1.25%	—	to	—	47.41%	to	49.26%
2019	18,410	23.66	to	28.35	463,943	—	to	1.25%	—	to	—	22.13%	to	23.67%
2018	25,179	19.37	to	22.93	527,307	—	to	1.25%	—	to	—	(11.35)%	to	(10.22)%
2017	25,813	21.85	to	25.54	609,687	—	to	1.25%	—	to	—	16.35%	to	17.81%
2016	26,790	18.78	to	21.68	519,768	—	to	1.25%	—	to	—	8.02%	to	9.37%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Royce Small-Cap Value Fund
2020	19,335	$9.85	to	$9.99	$191,118	0.75%	to	1.25%	1.76%	to	2.17%	(7.63)%	to	(7.17)%
2019	24,334	10.67	to	10.76	260,270	0.75%	to	1.25%	0.65%	to	0.65%	16.75%	to	17.33%
2018	19,748	9.14	to	9.17	180,605	0.75%	to	1.25%	0.02%	to	0.16%	(70.10)%	to	(67.75)%
2017	8,602	28.33	to	30.67	249,428	0.35%	to	1.25%	—	to	0.10%	3.42%	to	4.35%
2016	11,327	27.39	to	29.39	317,572	0.35%	to	1.25%	—	to	0.17%	19.03%	to	20.11%
Columbia Large Cap Value Fund
2020	5,808	18.95	to	20.99	117,615	0.50%	to	1.25%	1.77%	to	1.82%	4.32%	to	5.10%
2019	6,975	18.16	to	19.97	135,535	0.50%	to	1.25%	1.54%	to	1.74%	28.55%	to	29.52%
2018	7,642	14.13	to	15.42	114,907	0.50%	to	1.25%	1.45%	to	1.58%	(12.02)%	to	(11.35)%
2017	7,898	16.06	to	17.39	133,732	0.50%	to	1.25%	1.37%	to	1.37%	15.43%	to	16.29%
2016	7,668	13.91	to	14.96	111,410	0.50%	to	1.25%	1.70%	to	1.74%	13.49%	to	14.34%
Columbia Small/Mid Cap Value Fund+
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	16,124	16.10	to	17.70	263,645	0.50%	to	1.25%	0.89%	to	0.91%	22.15%	to	23.06%
2018	19,300	13.18	to	14.38	260,623	0.50%	to	1.25%	0.44%	to	0.51%	(17.55)%	to	(16.92)%
2017	17,137	15.99	to	17.31	277,274	0.50%	to	1.25%	0.13%	to	0.15%	11.58%	to	12.41%
2016	18,082	14.33	to	15.40	262,273	0.50%	to	1.25%	0.44%	to	0.48%	16.17%	to	17.04%
RidgeWorth Ceredex Small Cap Value Equity Fund
2020	17,267	40.63	to	44.40	737,112	0.50%	to	1.25%	0.36%	to	0.38%	(0.63)%	to	0.12%
2019	17,902	40.89	to	44.34	764,490	0.50%	to	1.25%	1.18%	to	1.38%	15.76%	to	16.63%
2018	27,317	35.32	to	38.02	1,004,391	0.50%	to	1.25%	1.18%	to	1.29%	(13.79)%	to	(13.14)%
2017	34,077	40.97	to	45.75	1,453,388	—	to	1.25%	1.21%	to	1.29%	8.69%	to	10.05%
2016	38,435	37.70	to	41.57	1,502,914	—	to	1.25%	0.81%	to	0.82%	27.18%	to	28.77%
RidgeWorth Ceredex Mid-Cap Value Equity Fund
2020	14,003	49.87	to	54.50	742,325	0.50%	to	1.25%	0.46%	to	0.79%	(2.74)%	to	(2.01)%
2019	24,754	51.28	to	55.61	1,327,407	0.50%	to	1.25%	0.81%	to	0.88%	30.99%	to	31.97%
2018	25,817	39.15	to	42.14	1,054,317	0.50%	to	1.25%	0.67%	to	0.74%	(9.23)%	to	(8.54)%
2017	30,701	43.13	to	46.07	1,370,202	0.50%	to	1.25%	0.47%	to	0.63%	9.85%	to	10.68%
2016	30,543	39.26	to	41.63	1,239,315	0.50%	to	1.25%	0.97%	to	1.13%	18.34%	to	19.23%
RidgeWorth Seix Total Return Bond Fund
2020	—	14.20	to	14.20	—	0.65%	to	0.65%	0.28%	to	0.28%	10.20%	to	12.40%
2019	11,831	12.63	to	12.88	150,802	0.65%	to	0.85%	1.74%	to	1.74%	5.80%	to	6.01%
2018	11,184	11.94	to	12.15	134,687	0.65%	to	0.85%	1.87%	to	1.87%	(1.33)%	to	(1.13)%
2017	10,874	11.73	to	12.78	132,571	0.15%	to	1.25%	—	to	0.22%	1.16%	to	2.27%
2016	11,823	11.59	to	12.08	141,762	0.65%	to	1.25%	1.68%	to	1.72%	1.52%	to	2.13%
RidgeWorth Ceredex Large Cap Value Equity Fund
2020	1,316	22.03	to	23.73	31,080	0.50%	to	1.25%	1.07%	to	1.18%	2.19%	to	2.96%
2019	1,316	21.56	to	23.05	30,206	0.50%	to	1.25%	0.32%	to	1.45%	28.94%	to	29.91%
2018	6,520	16.72	to	17.74	115,606	0.50%	to	1.25%	0.07%	to	1.58%	(11.75)%	to	(11.08)%
2017	9,111	18.95	to	19.95	179,080	0.50%	to	1.25%	0.79%	to	1.67%	14.46%	to	15.32%
2016	15,661	16.55	to	17.30	270,003	0.50%	to	1.25%	1.48%	to	1.62%	13.76%	to	14.62%
DWS Real Estate Securities Fund
2020	869	21.83	to	21.83	18,974	0.85%	to	0.85%	1.73%	to	1.73%	(6.00)%	to	(6.00)%
2019	869	23.23	to	23.23	20,188	0.85%	to	0.85%	1.64%	to	1.64%	28.02%	to	28.02%
2018	869	18.14	to	18.14	15,769	0.85%	to	0.85%	2.09%	to	2.09%	(4.31)%	to	(4.31)%
2017	869	18.96	to	18.96	16,480	0.85%	to	0.85%	1.70%	to	1.70%	5.22%	to	5.22%
2016	869	18.02	to	18.02	15,662	0.85%	to	0.85%	2.40%	to	2.40%	5.85%	to	5.85%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
DWS Equity Dividend Fund
2020	12,058	$16.29	to	$16.84	$198,756	0.35%	to	1.25%	2.37%	to	2.38%	(10.60)%	to	(9.79)%
2019	11,479	18.06	to	18.84	211,108	0.35%	to	1.25%	1.83%	to	1.84%	27.83%	to	28.98%
2018	11,754	14.00	to	14.74	166,487	0.35%	to	1.25%	1.68%	to	1.82%	(4.43)%	to	(3.57)%
2017	14,669	14.52	to	15.42	216,014	0.35%	to	1.25%	1.72%	to	1.72%	17.77%	to	18.83%
2016	15,513	12.22	to	13.09	192,920	0.35%	to	1.25%	1.90%	to	1.91%	17.70%	to	18.76%
DWS Capital Growth Fund
2020	477	64.23	to	64.23	30,635	1.25%	to	1.25%	—	to	—	36.53%	to	36.53%
2019	286	47.04	to	47.04	13,465	1.25%	to	1.25%	0.06%	to	0.06%	34.90%	to	34.90%
2018	164	34.87	to	34.87	5,726	1.25%	to	1.25%	—	to	—	(3.38)%	to	(3.38)%
2017	52	36.09	to	36.74	1,867	1.05%	to	1.25%	—	to	0.47%	24.38%	to	24.63%
2016	192	29.48	to	29.48	5,672	1.05%	to	1.05%	0.25%	to	0.25%	2.57%	to	2.57%
DWS Enhanced Emerging Markets Fixed Income
2020	647	17.09	to	17.50	11,256	1.05%	to	1.25%	4.13%	to	4.35%	3.17%	to	3.38%
2019	1,008	16.56	to	16.92	16,999	1.05%	to	1.25%	3.77%	to	4.03%	12.90%	to	13.12%
2018	1,541	14.67	to	14.96	23,000	1.05%	to	1.25%	2.00%	to	3.91%	(7.69)%	to	(7.51)%
2017	2,613	15.89	to	16.98	41,864	0.50%	to	1.25%	2.62%	to	3.61%	7.60%	to	8.41%
2016	2,436	14.77	to	15.66	36,341	0.50%	to	1.25%	4.50%	to	4.76%	7.80%	to	8.61%
SSgA S&P 500 Index Fund
2020	63,614	34.08	to	41.34	2,565,747	—	to	1.25%	1.33%	to	1.75%	17.14%	to	18.61%
2019	73,036	29.09	to	34.86	2,347,798	—	to	1.25%	1.84%	to	1.85%	29.63%	to	31.26%
2018	71,150	22.44	to	26.55	1,754,402	—	to	1.25%	2.13%	to	2.16%	(5.81)%	to	(4.62)%
2017	68,755	23.83	to	27.84	1,802,515	—	to	1.25%	1.85%	to	2.19%	20.17%	to	21.68%
2016	87,026	19.83	to	32.62	1,888,109	—	to	1.25%	1.40%	to	1.41%	2.84%	to	10.38%
DWS Core Equity VIP
2020	592	33.00	to	33.00	19,542	0.70%	to	0.70%	1.35%	to	1.35%	15.32%	to	15.32%
2019	604	28.61	to	28.61	17,274	0.70%	to	0.70%	2.05%	to	2.05%	29.39%	to	29.39%
2018	2,805	22.11	to	22.11	62,022	0.70%	to	0.70%	1.93%	to	1.93%	(6.35)%	to	(6.35)%
2017	3,758	23.61	to	23.61	88,730	0.70%	to	0.70%	1.23%	to	1.23%	20.18%	to	20.18%
2016	4,440	19.65	to	19.65	87,230	0.70%	to	0.70%	1.09%	to	1.09%	9.71%	to	9.71%
DWS Global Growth Fund
2020	11,334	17.17	to	19.04	205,750	0.50%	to	1.25%	0.61%	to	0.96%	20.57%	to	21.48%
2019	9,546	14.13	to	15.79	142,163	0.50%	to	1.25%	—	to	0.72%	29.58%	to	30.55%
2018	10,527	10.83	to	12.18	119,208	0.50%	to	1.25%	0.67%	to	0.81%	(18.15)%	to	(17.53)%
2017	10,451	13.13	to	14.89	143,447	0.50%	to	1.25%	0.05%	to	0.22%	23.56%	to	24.48%
2016	11,650	10.54	to	12.05	128,314	0.50%	to	1.25%	—	to	—	(1.20)%	to	(0.46)%
Select Overseas Fund
2020	22,517	12.28	to	12.90	289,708	0.50%	to	1.25%	0.21%	to	0.21%	7.22%	to	8.03%
2019	23,874	11.45	to	11.94	284,574	0.50%	to	1.25%	1.85%	to	2.00%	24.62%	to	28.79%
2018	1,403	9.27	to	9.19	12,999	1.05%	to	1.25%	0.02%	to	1.37%	(17.68)%	to	(16.91)%
2017	7,400	11.16	to	11.16	82,583	1.25%	to	1.25%	1.84%	to	1.84%	25.10%	to	25.10%
2016	6,863	8.92	to	8.92	61,229	1.25%	to	1.25%	2.02%	to	2.02%	0.91%	to	0.91%
MassMutual Select Total Return Bond Fund
2020	25,306	11.58	to	12.17	306,916	0.50%	to	1.25%	1.59%	to	1.69%	7.34%	to	8.15%
2019	26,070	10.79	to	11.25	292,538	0.50%	to	1.25%	2.45%	to	2.76%	7.26%	to	18.21%
2018	24,142	9.52	to	10.06	250,561	—	to	1.25%	2.70%	to	4.30%	(2.86)%	to	(1.57)%
2017	25,452	9.80	to	10.22	266,657	—	to	1.25%	2.41%	to	2.70%	0.72%	to	1.73%
2016	24,085	10.05	to	10.25	246,653	0.50%	to	1.25%	2.22%	to	2.50%	1.26%	to	2.02%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MassMutual Blue Chip Growth Fund
2020	2,865,012	$15.91	to	$28.69	$45,574,697	—	to	0.50%	—	to	—	(26.61)%	to	32.37%
2019	22	21.67	to	21.67	467	0.50%	to	0.50%	—	to	—	29.62%	to	29.62%
2018	595	16.72	to	16.72	9,948	0.50%	to	0.50%	—	to	—	7.13%	to	7.13%
Select T. Rowe Price/Frontier MC Gr II Fund
2020	101,116	15.21	to	22.73	1,592,490	—	to	1.25%	—	to	—	(19.31)%	to	24.04%
2019	6,942	18.33	to	18.85	130,834	0.75%	to	1.25%	—	to	—	28.83%	to	30.68%
2018	8,210	14.23	to	14.42	118,161	0.75%	to	1.05%	—	to	—	(4.59)%	to	(4.30)%
2017	4,093	14.80	to	15.07	60,815	0.75%	to	1.25%	—	to	—	22.64%	to	23.26%
2016	797	12.07	to	12.13	9,657	1.05%	to	1.25%	—	to	—	4.36%	to	4.57%
Select Western Strategic Bond Fund
2020	472,618	10.95	to	12.21	5,169,343	—	to	1.25%	2.52%	to	2.66%	3.01%	to	6.89%
2019	34,364	10.63	to	11.42	374,551	—	to	1.25%	2.84%	to	3.84%	7.59%	to	10.41%
2018	21,075	9.88	to	10.35	213,484	—	to	1.25%	—	to	2.41%	(4.45)%	to	0.06%
2017	19,674	10.34	to	10.79	207,288	—	to	1.05%	1.81%	to	2.51%	2.99%	to	4.01%
2016	14,354	10.04	to	10.04	144,112	—	to	—	2.56%	to	2.56%	1.93%	to	1.93%
ClearBridge Appreciation Fund
2020	23,272	27.47	to	30.02	670,259	0.35%	to	1.25%	0.07%	to	0.86%	13.08%	to	14.10%
2019	23,536	24.29	to	26.31	594,717	0.35%	to	1.25%	1.16%	to	1.36%	28.21%	to	29.36%
2018	25,688	18.95	to	20.34	507,243	0.35%	to	1.25%	1.00%	to	1.11%	(3.40)%	to	(2.52)%
2017	22,338	19.61	to	20.87	453,599	0.35%	to	1.25%	0.80%	to	1.12%	18.03%	to	19.10%
2016	22,317	16.62	to	17.37	381,144	0.50%	to	1.25%	0.53%	to	1.00%	7.72%	to	8.53%
ClearBridge Aggressive Growth Fund
2020	1,831	27.68	to	28.25	49,254	0.75%	to	1.25%	0.20%	to	0.24%	17.98%	to	18.58%
2019	1,746	23.35	to	23.95	40,166	0.75%	to	1.25%	0.55%	to	0.59%	22.63%	to	23.24%
2018	1,468	18.94	to	19.53	27,337	0.75%	to	1.25%	0.21%	to	0.22%	(9.12)%	to	(8.66)%
2017	3,548	20.26	to	21.49	70,595	0.35%	to	1.25%	—	to	0.26%	12.86%	to	13.88%
2016	4,439	17.83	to	19.04	78,033	0.50%	to	1.25%	0.29%	to	0.98%	4.40%	to	5.18%
ClearBridge All Cap Value Fund
2020	1,553	16.94	to	18.64	28,928	0.50%	to	1.25%	1.54%	to	1.72%	(2.39)%	to	(1.65)%
2019	1,553	17.22	to	19.10	29,637	0.50%	to	1.25%	0.04%	to	1.50%	21.00%	to	21.91%
2018	1,981	14.13	to	15.78	30,551	0.50%	to	1.25%	0.75%	to	0.76%	(15.76)%	to	(15.12)%
2017	1,446	16.64	to	18.74	27,082	0.50%	to	1.25%	0.75%	to	0.78%	15.67%	to	16.54%
2016	1,339	14.28	to	16.20	21,674	0.50%	to	1.25%	0.02%	to	1.02%	16.24%	to	17.11%
ClearBridge Mid Cap Fund
2020	28,049	49.21	to	54.74	1,501,438	0.35%	to	1.25%	—	to	—	14.67%	to	15.71%
2019	26,665	42.92	to	47.31	1,235,654	0.35%	to	1.25%	0.42%	to	0.44%	31.13%	to	32.32%
2018	25,788	32.73	to	35.75	907,012	0.35%	to	1.25%	0.17%	to	0.19%	(14.00)%	to	(13.22)%
2017	28,891	38.05	to	41.20	1,175,466	0.35%	to	1.25%	0.01%	to	0.02%	11.32%	to	12.32%
2016	25,961	34.18	to	36.68	937,351	0.35%	to	1.25%	0.16%	to	0.17%	7.06%	to	8.02%
ClearBridge Small Cap Growth Fund
2020	28,165	35.16	to	46.14	1,178,168	0.35%	to	1.25%	—	to	—	41.67%	to	42.95%
2019	29,861	24.60	to	32.57	882,702	0.35%	to	1.25%	—	to	—	23.67%	to	24.79%
2018	35,371	19.71	to	26.34	833,326	0.35%	to	1.25%	—	to	—	2.86%	to	3.80%
2017	38,588	18.99	to	25.60	881,118	0.35%	to	1.25%	—	to	—	23.41%	to	24.52%
2016	37,461	15.25	to	20.75	690,764	0.35%	to	1.25%	—	to	—	4.45%	to	5.39%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Thornburg International Value Fund
2020	163,529	$17.07	to	$19.66	$3,462,480	—	to	1.25%	—	to	—	20.63%	to	22.15%
2019	174,862	13.97	to	16.30	3,056,152	—	to	1.25%	1.14%	to	1.15%	26.79%	to	28.39%
2018	192,663	10.88	to	12.85	2,662,323	—	to	1.25%	0.87%	to	0.89%	(21.22)%	to	(20.22)%
2017	190,186	13.64	to	16.31	3,067,493	—	to	1.25%	—	to	0.62%	23.24%	to	24.78%
2016	233,356	18.99	to	20.94	2,966,546	—	to	1.25%	1.67%	to	1.74%	(3.93)%	to	(2.73)%
Thornburg Core Growth Fund+
2020	21,982	23.67	to	26.42	595,675	—	to	1.25%	—	to	—	10.31%	to	11.70%
2019	46,543	21.19	to	23.95	1,554,460	—	to	1.25%	0.38%	to	0.41%	27.26%	to	28.86%
2018	57,440	16.44	to	18.82	1,470,025	—	to	1.25%	0.22%	to	0.28%	(10.85)%	to	(9.72)%
2017	64,484	18.22	to	21.11	1,756,964	—	to	1.25%	—	to	0.54%	21.83%	to	23.35%
2016	68,110	30.76	to	33.00	1,458,855	0.35%	to	1.25%	0.46%	to	0.52%	5.42%	to	6.37%
Thornburg Small/Mid Cap Growth Fund+
2020	27,049	29.18	to	33.91	1,016,176	0.35%	to	1.25%	—	to	—	39.63%	to	40.89%
2019	29,883	20.71	to	24.28	781,070	0.35%	to	1.25%	—	to	—	27.12%	to	28.27%
2018	35,787	16.15	to	19.10	703,606	0.35%	to	1.25%	—	to	—	(3.94)%	to	(3.06)%
2017	36,684	16.66	to	19.89	739,407	0.35%	to	1.25%	—	to	—	22.26%	to	23.36%
2016	40,722	29.60	to	31.76	670,145	0.35%	to	1.25%	—	to	—	(3.55)%	to	(2.68)%
Timothy Plan Large/Mid Cap Value Fund
2020	6,048	29.30	to	32.83	181,719	—	to	1.05%	0.20%	to	0.21%	11.89%	to	13.07%
2019	6,616	26.19	to	29.04	177,348	—	to	1.05%	0.43%	to	0.53%	26.87%	to	27.78%
2018	8,434	20.49	to	22.89	178,134	—	to	1.25%	0.20%	to	0.30%	(10.04)%	to	(8.90)%
2017	7,050	22.78	to	25.12	165,136	—	to	1.25%	0.15%	to	0.16%	16.05%	to	17.51%
2016	13,227	19.63	to	21.38	269,592	—	to	1.25%	—	to	—	7.17%	to	8.52%
T. Rowe Price Growth Stock Fund, Inc.
2020	193,455	37.47	to	90.58	7,577,668	—	to	1.25%	—	to	—	34.51%	to	190.18%
2019	204,862	27.86	to	31.21	5,942,989	0.35%	to	1.25%	—	to	—	(41.96)%	to	28.51%
2018	266,819	21.68	to	53.78	6,155,694	—	to	1.25%	—	to	—	(9.25)%	to	(2.77)%
2017	338,330	22.30	to	59.26	7,932,181	—	to	1.25%	—	to	—	16.81%	to	31.33%
2016	419,429	16.98	to	50.73	7,409,846	—	to	1.25%	—	to	—	(1.30)%	to	(0.36)%
T. Rowe Price Equity Income Fund
2020	80,684	17.15	to	21.78	1,460,515	0.15%	to	1.25%	1.83%	to	53.37%	(0.52)%	to	12.74%
2019	82,157	17.24	to	19.32	1,488,422	0.35%	to	1.25%	1.88%	to	1.88%	12.15%	to	24.34%
2018	83,530	13.87	to	17.23	1,224,605	0.15%	to	1.25%	1.60%	to	1.62%	(10.97)%	to	0.51%
2017	82,063	15.58	to	17.14	1,327,212	0.35%	to	1.25%	1.26%	to	1.46%	14.09%	to	15.12%
2016	96,677	13.65	to	31.35	1,401,191	—	to	1.25%	1.77%	to	1.88%	10.58%	to	17.16%
T. Rowe Price Retirement 2010 Fund
2020	43,739	17.12	to	20.06	781,679	—	to	1.25%	0.03%	to	2.19%	9.97%	to	11.35%
2019	67,215	15.57	to	18.01	1,122,474	—	to	1.25%	1.27%	to	1.90%	14.13%	to	15.57%
2018	69,065	13.64	to	15.59	1,006,301	—	to	1.25%	1.71%	to	1.74%	(5.29)%	to	(4.09)%
2017	71,104	14.40	to	16.25	1,084,602	—	to	1.25%	0.83%	to	1.80%	9.69%	to	11.07%
2016	101,616	13.13	to	14.63	1,385,182	—	to	1.25%	1.51%	to	1.52%	5.26%	to	6.58%
T. Rowe Price Retirement 2020 Fund
2020	575,564	19.16	to	22.45	11,866,646	—	to	1.25%	0.00%	to	1.22%	11.27%	to	12.67%
2019	678,284	17.22	to	19.93	12,445,802	—	to	1.25%	0.32%	to	1.65%	17.27%	to	18.74%
2018	709,408	14.69	to	16.78	11,061,079	—	to	1.25%	1.42%	to	1.43%	(6.61)%	to	(5.43)%
2017	673,649	15.73	to	17.75	11,181,063	—	to	1.25%	0.89%	to	1.32%	13.75%	to	15.18%
2016	741,534	13.83	to	15.41	10,771,505	—	to	1.25%	1.36%	to	1.40%	5.58%	to	6.90%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
T. Rowe Price Retirement 2030 Fund
2020	797,121	$21.15	to	$24.78	$18,072,702	—	to	1.25%	0.78%	to	0.91%	13.88%	to	15.31%
2019	785,498	18.57	to	21.49	15,550,100	—	to	1.25%	0.17%	to	1.45%	20.38%	to	21.89%
2018	789,352	15.43	to	17.63	12,947,880	—	to	1.25%	1.09%	to	1.20%	(7.91)%	to	(6.74)%
2017	727,171	16.75	to	18.90	12,866,488	—	to	1.25%	1.03%	to	1.03%	17.37%	to	18.84%
2016	687,905	14.27	to	15.91	10,265,894	—	to	1.25%	1.19%	to	1.24%	5.82%	to	7.15%
T. Rowe Price Retirement 2040 Fund
2020	412,331	22.61	to	26.49	9,938,512	—	to	1.25%	0.48%	to	0.61%	16.08%	to	17.54%
2019	427,115	19.48	to	22.54	8,834,543	—	to	1.25%	0.48%	to	1.21%	22.50%	to	24.04%
2018	430,921	15.90	to	18.17	7,264,231	—	to	1.25%	0.89%	to	0.91%	(8.89)%	to	(7.74)%
2017	398,556	17.45	to	19.69	7,316,835	—	to	1.25%	0.59%	to	0.87%	19.86%	to	21.37%
2016	374,849	14.56	to	16.23	5,685,127	—	to	1.25%	0.91%	to	1.07%	5.60%	to	6.39%
T. Rowe Price Retirement 2050 Fund
2020	245,458	22.83	to	26.75	5,955,910	—	to	1.25%	0.51%	to	0.64%	16.57%	to	18.04%
2019	205,564	19.59	to	22.66	4,249,000	—	to	1.25%	0.04%	to	1.11%	23.13%	to	24.67%
2018	198,308	15.91	to	18.18	3,320,040	—	to	1.25%	0.79%	to	0.96%	(9.12)%	to	(7.97)%
2017	192,835	17.50	to	19.75	3,520,437	—	to	1.25%	0.68%	to	0.94%	20.21%	to	21.72%
2016	177,111	14.56	to	16.23	2,673,322	—	to	1.25%	1.03%	to	1.43%	5.86%	to	7.19%
T. Rowe Price Retirement Balanced Fund
2020	56,672	16.27	to	19.06	981,343	—	to	1.25%	0.29%	to	0.90%	9.51%	to	10.88%
2019	57,698	14.86	to	17.19	909,109	—	to	1.25%	1.37%	to	1.52%	13.33%	to	14.75%
2018	58,198	13.11	to	14.98	805,122	—	to	1.25%	1.29%	to	1.33%	(4.98)%	to	(3.78)%
2017	31,360	13.80	to	15.57	443,981	—	to	1.25%	0.74%	to	0.85%	8.45%	to	9.81%
2016	47,698	12.72	to	14.18	618,526	—	to	1.25%	1.10%	to	1.24%	4.64%	to	5.95%
UBS Global Allocation Fund
2020	996	15.73	to	16.84	16,142	0.50%	to	1.25%	0.60%	to	0.81%	12.19%	to	13.03%
2019	657	13.91	to	15.01	9,501	0.50%	to	1.25%	2.93%	to	4.37%	17.26%	to	18.14%
2018	340	11.78	to	12.80	4,047	0.50%	to	1.25%	—	to	—	(8.88)%	to	(8.19)%
2017	284	12.83	to	14.05	3,758	0.50%	to	1.25%	0.98%	to	1.19%	15.21%	to	16.07%
2016	492	11.05	to	12.20	5,659	0.50%	to	1.25%	2.38%	to	3.38%	0.13%	to	0.89%
UBS US Allocation Fund
2020	—	24.28	to	24.28	1	0.85%	to	0.85%	0.48%	to	0.48%	17.90%	to	17.90%
2019	237	20.59	to	20.59	4,883	0.85%	to	0.85%	0.38%	to	0.38%	22.38%	to	22.38%
2018	580	16.83	to	16.83	9,757	0.85%	to	0.85%	1.05%	to	1.05%	(8.68)%	to	(8.68)%
2017	557	17.59	to	18.42	10,254	0.85%	to	1.25%	—	to	0.54%	14.01%	to	14.47%
2016	556	15.43	to	15.43	8,582	1.25%	to	1.25%	1.49%	to	1.49%	4.92%	to	4.92%
Vanguard Small-Cap Index Fund
2020	216,061	18.68	to	18.68	4,036,207	—	to	—	1.43%	to	1.43%	19.11%	to	19.11%
2019	234,331	15.68	to	15.68	3,675,303	—	to	—	1.46%	to	1.46%	27.37%	to	27.37%
2018	267,809	12.31	to	12.31	3,297,845	—	to	—	1.40%	to	1.40%	(9.31)%	to	(9.31)%
2017	317,171	13.58	to	13.58	4,306,819	—	to	—	1.43%	to	1.43%	16.24%	to	16.24%
2016	349,132	11.68	to	11.68	4,078,564	—	to	—	1.58%	to	1.58%	18.30%	to	18.30%
Vanguard Mid-Cap Index Fund
2020	134,779	19.16	to	19.16	2,582,602	—	to	—	1.71%	to	1.71%	18.24%	to	18.24%
2019	147,569	16.21	to	16.21	2,391,472	—	to	—	1.58%	to	1.58%	31.03%	to	31.03%
2018	168,540	12.37	to	12.37	2,084,480	—	to	—	1.55%	to	1.55%	(9.23)%	to	(9.23)%
2017	201,214	13.63	to	13.63	2,741,648	—	to	—	1.43%	to	1.43%	19.25%	to	19.25%
2016	226,414	11.43	to	11.43	2,586,961	—	to	—	1.45%	to	1.45%	11.22%	to	11.22%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Vanguard Total Bond Market Index Fund
2020	92,580	$12.77	to	$12.77	$1,182,329	—	to	—	2.26%	to	2.26%	7.74%	to	7.74%
2019	104,365	11.85	to	11.85	1,236,885	—	to	—	2.78%	to	2.78%	8.73%	to	8.73%
2018	99,020	10.90	to	10.90	1,079,328	—	to	—	2.78%	to	2.78%	(0.02)%	to	(0.02)%
2017	108,096	10.90	to	10.90	1,178,522	—	to	—	2.51%	to	2.51%	3.55%	to	3.55%
2016	125,737	10.53	to	10.53	1,323,802	—	to	—	2.43%	to	2.43%	2.59%	to	2.59%
Vanguard Total Stock Market Index Fund
2020	—	21.24	to	21.24	—	—	to	—	0.48%	to	0.48%	20.99%	to	20.99%
2019	137,930	17.55	to	17.55	2,421,282	—	to	—	1.91%	to	1.91%	30.81%	to	30.81%
2018	162,879	13.42	to	13.42	2,185,872	—	to	—	1.78%	to	1.78%	(5.17)%	to	(5.17)%
2017	201,571	14.15	to	14.15	2,852,647	—	to	—	1.84%	to	1.84%	21.17%	to	21.17%
2016	225,970	11.68	to	11.68	2,639,236	—	to	—	1.97%	to	1.97%	12.66%	to	12.66%
Victory Diversified Stock Fund
2020	17,408	19.38	to	29.01	507,262	—	to	1.25%	0.26%	to	0.26%	10.62%	to	12.18%
2019	17,844	17.52	to	25.86	463,610	—	to	1.25%	0.39%	to	0.40%	20.74%	to	27.64%
2018	29,282	14.51	to	20.26	605,284	—	to	1.25%	0.37%	to	0.37%	(23.79)%	to	(14.44)%
2017	29,771	23.68	to	25.52	697,678	—	to	1.25%	0.57%	to	0.58%	25.75%	to	27.32%
2016	30,808	18.42	to	18.83	583,040	—	to	1.25%	1.27%	to	1.28%	1.26%	to	2.45%
Victory Special Value Fund
2020	48,531	23.10	to	27.76	1,099,019	—	to	1.25%	—	to	—	11.83%	to	13.24%
2019	56,796	20.65	to	24.51	1,155,694	—	to	1.25%	0.13%	to	0.38%	26.49%	to	28.08%
2018	65,616	16.33	to	19.14	1,041,397	—	to	1.25%	0.10%	to	0.13%	(14.41)%	to	(13.33)%
2017	71,870	19.08	to	22.08	1,341,913	—	to	1.25%	0.38%	to	0.39%	24.59%	to	26.15%
2016	80,035	15.31	to	22.05	1,183,326	—	to	1.25%	1.10%	to	1.14%	2.55%	to	2.70%
Victory Sycamore Small Company Opportunity Fund
2020	111,831	27.51	to	46.80	3,366,300	—	to	1.25%	—	to	0.38%	3.09%	to	51.58%
2019	127,715	26.68	to	30.87	3,676,006	—	to	1.25%	0.27%	to	0.45%	(17.65)%	to	24.94%
2018	178,923	21.36	to	37.49	4,145,915	—	to	1.25%	0.24%	to	0.31%	(19.76)%	to	(9.69)%
2017	207,297	23.65	to	46.72	5,267,377	—	to	1.25%	0.43%	to	0.63%	5.94%	to	10.10%
2016	211,004	21.48	to	23.94	4,820,539	—	to	1.25%	0.30%	to	0.31%	28.05%	to	29.65%
Victory Sycamore Established Value Fund
2020	150,297	52.85	to	61.27	9,135,280	—	to	1.25%	1.28%	to	1.28%	6.46%	to	7.80%
2019	172,419	49.65	to	56.84	9,739,927	—	to	1.25%	1.12%	to	1.16%	26.77%	to	71.97%
2018	204,705	33.05	to	39.16	9,013,493	—	to	1.25%	0.94%	to	0.98%	(18.56)%	to	(11.35)%
2017	201,700	40.58	to	44.18	9,906,657	—	to	1.25%	0.64%	to	0.68%	12.22%	to	14.23%
2016	157,055	38.68	to	42.65	6,673,214	—	to	1.25%	0.58%	to	0.60%	19.16%	to	20.66%
Invesco Small Cap Discovery Fund+
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	67,627	25.44	to	25.56	1,649,731	—	to	1.25%	—	to	—	26.94%	to	28.53%
2018	76,661	19.88	to	20.05	1,461,569	—	to	1.25%	—	to	—	(6.53)%	to	(5.35)%
2017	89,885	21.01	to	21.45	1,838,849	—	to	1.25%	—	to	—	22.61%	to	24.15%
2016	99,178	16.92	to	17.49	1,641,421	—	to	1.25%	—	to	—	2.21%	to	3.50%
Invesco Comstock Fund
2020	182,331	25.66	to	32.59	4,681,082	—	to	1.25%	2.29%	to	2.30%	(2.02)%	to	(0.79)%
2019	214,500	26.18	to	32.84	5,493,744	—	to	1.25%	2.02%	to	2.12%	23.79%	to	25.34%
2018	222,271	21.15	to	26.20	4,706,112	—	to	1.25%	1.42%	to	1.46%	(13.33)%	to	(12.24)%
2017	224,281	24.41	to	29.86	5,683,338	—	to	1.25%	1.35%	to	1.49%	16.31%	to	17.77%
2016	254,273	20.98	to	23.67	5,622,931	—	to	1.25%	2.22%	to	2.23%	9.18%	to	16.37%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco Equity and Income Fund
2020	545,140	$10.96	to	$29.27	$13,921,780	—	to	1.25%	1.81%	to	1.83%	6.51%	to	8.61%
2019	609,571	10.29	to	26.95	14,148,533	—	to	1.25%	—	to	1.90%	12.83%	to	18.58%
2018	655,677	9.12	to	22.73	13,233,277	—	to	1.25%	1.91%	to	1.96%	(16.79)%	to	(10.78)%
2017	725,739	10.96	to	25.48	16,868,501	—	to	1.25%	1.92%	to	1.93%	3.79%	to	9.51%
2016	820,244	23.26	to	28.02	17,239,276	—	to	1.25%	1.80%	to	1.80%	13.41%	to	14.83%
Invesco Growth and Income Fund
2020	97,345	20.26	to	22.46	2,015,688	0.50%	to	1.25%	2.08%	to	2.09%	1.08%	to	1.84%
2019	117,029	19.89	to	22.22	2,429,848	0.50%	to	1.25%	1.86%	to	1.89%	23.69%	to	24.62%
2018	121,598	15.96	to	17.97	2,047,819	0.50%	to	1.25%	1.44%	to	1.48%	(14.54)%	to	(13.90)%
2017	144,715	18.54	to	21.02	2,857,190	0.50%	to	1.25%	1.60%	to	1.69%	12.80%	to	13.64%
2016	177,681	16.31	to	18.64	3,119,062	0.50%	to	1.25%	1.78%	to	1.82%	18.33%	to	19.22%
Invesco Mid Cap Growth Fund
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	50,462	25.39	to	27.93	1,358,881	0.50%	to	1.25%	—	to	—	32.43%	to	33.42%
2018	54,588	19.03	to	21.09	1,104,522	0.50%	to	1.25%	—	to	—	(6.98)%	to	(6.27)%
2017	62,227	20.31	to	22.67	1,321,160	0.50%	to	1.25%	—	to	—	20.70%	to	21.60%
2016	86,967	16.70	to	18.78	1,509,011	0.50%	to	1.25%	—	to	—	(0.78)%	to	(0.04)%
Invesco Quality Income Fund
2020	134	13.82	to	14.82	1,939	0.50%	to	1.25%	2.94%	to	3.69%	4.22%	to	8.34%
2019	70	13.26	to	13.68	935	0.75%	to	1.25%	3.75%	to	3.94%	4.66%	to	5.19%
2018	57	12.67	to	13.00	734	0.75%	to	1.25%	3.94%	to	3.97%	(1.40)%	to	(0.90)%
2017	41	12.85	to	13.47	531	0.50%	to	1.25%	1.53%	to	3.28%	0.71%	to	1.46%
2016	207	12.76	to	13.28	2,741	0.50%	to	1.25%	1.06%	to	3.27%	1.22%	to	1.98%
Invesco Small Cap Value Fund
2020	14,074	48.79	to	56.56	711,116	—	to	1.25%	—	to	0.42%	9.43%	to	10.81%
2019	17,812	44.58	to	51.04	831,667	—	to	1.25%	—	to	—	30.41%	to	32.05%
2018	22,125	34.18	to	38.65	793,819	—	to	1.25%	—	to	—	(26.22)%	to	(25.29)%
2017	26,069	46.33	to	51.73	1,266,956	—	to	1.25%	—	to	—	16.82%	to	18.28%
2016	30,440	39.66	to	43.74	1,249,862	—	to	1.25%	0.06%	to	0.21%	16.81%	to	18.27%
Invesco American Value Fund
2020	11,945	42.30	to	47.05	524,006	0.35%	to	1.25%	0.47%	to	0.49%	—	to	5.37%
2019	2,592	42.30	to	44.65	111,746	0.75%	to	1.25%	—	to	—	23.07%	to	23.69%
2018	2,468	34.37	to	36.10	86,329	0.75%	to	1.25%	0.24%	to	0.38%	(13.92)%	to	(13.49)%
2017	2,510	39.93	to	43.23	102,037	0.35%	to	1.25%	—	to	0.17%	8.09%	to	9.07%
2016	19,478	36.94	to	40.73	773,076	—	to	1.25%	0.23%	to	0.24%	14.26%	to	15.69%
Invesco Value Opportunities Fund
2020	26,363	18.49	to	20.18	530,792	0.35%	to	1.25%	0.30%	to	0.43%	4.17%	to	5.11%
2019	28,306	17.75	to	19.20	542,446	0.35%	to	1.25%	—	to	—	28.26%	to	29.42%
2018	31,223	13.84	to	14.83	462,754	0.35%	to	1.25%	—	to	—	(20.71)%	to	(19.99)%
2017	35,418	17.45	to	18.54	656,220	0.35%	to	1.25%	—	to	—	15.65%	to	16.69%
2016	34,991	15.09	to	15.89	555,627	0.35%	to	1.25%	0.17%	to	0.18%	16.55%	to	17.60%
Invesco Diversified Dividend Fund
2020	27,668	15.38	to	20.93	516,498	0.35%	to	1.25%	2.49%	to	2.51%	(1.04)%	to	(0.15)%
2019	28,124	15.40	to	21.15	528,355	0.35%	to	1.25%	2.42%	to	2.48%	23.67%	to	24.79%
2018	26,575	12.34	to	17.10	393,448	0.35%	to	1.25%	1.75%	to	2.17%	(8.90)%	to	(8.07)%
2017	40,530	13.42	to	18.77	644,486	0.35%	to	1.25%	1.75%	to	1.88%	6.90%	to	7.87%
2016	47,798	12.44	to	17.56	673,717	0.35%	to	1.25%	1.68%	to	1.80%	12.91%	to	13.93%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco American Franchise Fund
2020	26,103	$34.38	to	$38.26	$959,536	0.15%	to	1.25%	—	to	—	40.41%	to	41.96%
2019	25,357	24.49	to	26.95	656,577	0.15%	to	1.25%	—	to	—	34.82%	to	36.31%
2018	34,868	18.16	to	19.77	669,484	0.15%	to	1.25%	—	to	—	(4.98)%	to	(2.63)%
2017	34,719	19.11	to	20.30	689,526	0.35%	to	1.25%	—	to	—	25.53%	to	26.66%
2016	45,792	15.23	to	16.03	719,840	0.35%	to	1.25%	—	to	—	0.75%	to	1.66%
Invesco Global Core Equity Fund
2020	3,907	16.04	to	17.26	63,201	0.50%	to	1.25%	0.18%	to	0.18%	11.23%	to	12.07%
2019	3,514	14.42	to	15.40	51,090	0.50%	to	1.25%	—	to	1.37%	20.61%	to	22.98%
2018	4,047	11.73	to	12.77	48,668	0.15%	to	1.25%	1.13%	to	1.16%	(15.96)%	to	(13.01)%
2017	3,662	13.96	to	14.68	51,522	0.50%	to	1.25%	0.94%	to	1.01%	21.31%	to	22.22%
2016	3,226	11.50	to	12.01	37,292	0.50%	to	1.25%	1.05%	to	1.07%	5.38%	to	6.17%
Vanguard 500 Index Fund
2020	340,293	21.26	to	21.26	7,233,185	—	to	—	1.90%	to	1.90%	18.37%	to	18.37%
2019	276,805	17.96	to	17.96	4,970,767	—	to	—	2.03%	to	2.03%	31.46%	to	31.46%
2018	328,297	13.66	to	13.66	4,484,724	—	to	—	1.84%	to	1.84%	(4.43)%	to	(4.43)%
2017	379,024	14.29	to	14.29	5,417,551	—	to	—	1.91%	to	1.91%	21.79%	to	21.79%
2016	446,724	11.74	to	11.74	5,242,992	—	to	—	2.11%	to	2.11%	11.93%	to	11.93%
Wells Fargo International Equity Fund
2020	4,788	11.23	to	13.40	53,504	0.50%	to	1.25%	0.71%	to	0.84%	3.22%	to	4.00%
2019	6,619	10.79	to	12.98	71,231	0.50%	to	1.25%	2.20%	to	2.36%	0.89%	to	13.58%
2018	8,779	10.70	to	11.43	83,074	—	to	1.25%	3.15%	to	4.27%	(19.85)%	to	(18.21)%
2017	8,321	13.35	to	13.97	95,370	—	to	1.25%	3.88%	to	4.18%	20.05%	to	22.54%
2016	5,599	11.12	to	11.40	67,873	—	to	1.25%	2.76%	to	3.47%	1.28%	to	2.98%
Wells Fargo Core Bond Fund
2020	6,322	13.01	to	14.08	85,590	0.50%	to	1.25%	1.40%	to	1.50%	7.06%	to	7.87%
2019	7,328	12.16	to	13.05	91,608	0.50%	to	1.25%	2.12%	to	2.21%	6.78%	to	7.58%
2018	6,983	11.38	to	12.13	81,341	0.50%	to	1.25%	2.27%	to	2.36%	(1.89)%	to	(1.15)%
2017	9,426	11.60	to	12.28	112,358	0.50%	to	1.25%	0.21%	to	1.67%	1.88%	to	2.64%
2016	7,805	11.39	to	11.84	91,109	0.65%	to	1.25%	1.33%	to	1.38%	1.14%	to	1.75%
Columbia Seligman Communications and Information Fund
2020	11,974	68.15	to	74.91	843,168	—	to	1.25%	0.51%	to	0.57%	42.50%	to	44.29%
2019	11,140	47.23	to	52.57	539,910	—	to	1.25%	—	to	—	52.02%	to	53.93%
2018	14,872	30.68	to	34.58	462,194	—	to	1.25%	—	to	—	(8.92)%	to	(7.77)%
2017	16,838	33.27	to	37.97	569,626	—	to	1.25%	—	to	—	32.40%	to	34.06%
2016	14,564	22.70	to	28.68	359,214	0.35%	to	1.25%	—	to	—	13.95%	to	14.98%
Columbia Seligman Global Technology Fund
2020	11,654	57.64	to	65.17	726,409	0.35%	to	1.25%	0.34%	to	0.34%	44.14%	to	45.44%
2019	11,157	39.99	to	44.81	479,123	0.35%	to	1.25%	—	to	—	52.94%	to	54.32%
2018	12,540	26.15	to	29.04	347,867	0.35%	to	1.25%	—	to	—	(9.92)%	to	(9.10)%
2017	10,741	29.03	to	31.94	329,955	0.35%	to	1.25%	—	to	—	32.83%	to	34.02%
2016	10,374	21.85	to	23.83	237,775	0.35%	to	1.25%	—	to	—	14.98%	to	16.01%
Columbia Select Small Cap Value Fund
2020	29	14.23	to	14.23	413	0.75%	to	0.75%	0.25%	to	0.25%	9.01%	to	9.01%
2019	29	13.06	to	13.06	381	0.75%	to	0.75%	0.03%	to	0.03%	17.35%	to	18.17%
2018	2,770	11.05	to	11.13	30,786	0.50%	to	0.75%	0.14%	to	0.16%	(14.00)%	to	(13.79)%
2017	2,732	12.85	to	12.91	35,228	0.50%	to	0.75%	—	to	—	12.06%	to	12.34%
2016	1,773	11.47	to	11.49	20,340	0.50%	to	0.75%	—	to	—	14.67%	to	14.89%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
TIAA-CREF Large Cap Value Index Fund
2020	140,736	$22.70	to	$25.39	$3,532,610	—	to	1.25%	2.34%	to	2.43%	1.34%	to	2.62%
2019	125,065	22.40	to	24.74	3,064,899	—	to	1.25%	2.61%	to	2.65%	24.53%	to	26.09%
2018	118,942	17.99	to	19.62	2,316,667	—	to	1.25%	1.74%	to	2.19%	(9.67)%	to	(8.53)%
2017	111,991	19.91	to	21.45	2,384,575	—	to	1.25%	2.29%	to	10.09%	11.90%	to	13.30%
2016	93,557	17.80	to	18.93	1,767,868	—	to	1.25%	1.99%	to	2.79%	15.54%	to	16.99%
TIAA-CREF Large Cap Growth Fund
2020	95,604	40.24	to	45.01	4,224,733	—	to	1.25%	0.55%	to	0.62%	36.35%	to	38.07%
2019	105,867	29.51	to	32.60	3,403,984	—	to	1.25%	0.76%	to	0.92%	34.26%	to	35.95%
2018	112,286	21.98	to	23.98	2,658,997	—	to	1.25%	0.98%	to	1.30%	(3.03)%	to	(1.81)%
2017	100,884	22.67	to	24.42	2,442,408	—	to	1.25%	1.10%	to	1.90%	28.18%	to	29.79%
2016	96,529	17.69	to	18.82	1,807,535	—	to	1.25%	2.40%	to	3.94%	5.43%	to	6.75%
TIAA-CREF Bond Index Fund
2020	36,438	11.66	to	12.47	446,387	0.50%	to	1.25%	1.92%	to	1.95%	5.99%	to	6.79%
2019	23,625	11.00	to	11.68	271,647	0.50%	to	1.25%	2.39%	to	2.44%	6.78%	to	7.59%
2018	22,509	10.30	to	10.86	241,725	0.50%	to	1.25%	2.45%	to	2.47%	(1.60)%	to	(0.86)%
2017	19,862	10.47	to	10.95	215,584	0.50%	to	1.25%	2.14%	to	2.15%	1.88%	to	2.65%
2016	16,200	10.28	to	10.67	170,943	0.50%	to	1.25%	2.02%	to	2.14%	0.87%	to	1.62%
TIAA-CREF Equity Index Fund
2020	146,256	30.40	to	34.00	4,870,357	—	to	1.25%	1.40%	to	1.54%	19.07%	to	20.57%
2019	138,405	25.53	to	28.20	3,839,137	—	to	1.25%	1.29%	to	1.67%	28.96%	to	30.59%
2018	146,888	19.80	to	21.60	3,120,220	—	to	1.25%	1.28%	to	1.54%	(6.72)%	to	(5.54)%
2017	136,281	21.22	to	22.86	3,072,235	—	to	1.25%	1.59%	to	1.62%	19.36%	to	20.86%
2016	112,515	17.78	to	18.92	2,107,412	—	to	1.25%	1.91%	to	3.98%	11.06%	to	12.45%
MM MSCI EAFE® International Index Fund
2020	43,091	11.72	to	12.73	529,429	—	to	1.25%	2.24%	to	2.31%	5.93%	to	7.26%
2019	35,142	11.06	to	11.87	404,863	—	to	1.25%	—	to	3.35%	19.85%	to	21.35%
2018	33,674	9.23	to	9.78	321,221	—	to	1.25%	2.27%	to	2.90%	(15.11)%	to	(14.04)%
2017	28,659	10.87	to	11.38	319,246	—	to	1.25%	2.82%	to	5.11%	22.98%	to	24.52%
2016	48,986	8.84	to	9.14	441,669	—	to	1.25%	5.11%	to	8.54%	(0.54)%	to	0.71%
MassMutual RetireSMARTSM by JPMorgan 2015 Fund
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	10.60	to	11.61	—	—	to	—	0.04%	to	0.04%	(6.09)%	to	9.08%
2018	33,491	10.65	to	11.29	374,875	—	to	1.25%	2.72%	to	2.78%	(4.83)%	to	(3.62)%
2017	42,990	11.19	to	11.72	497,712	—	to	1.25%	3.36%	to	3.39%	9.72%	to	11.10%
2016	37,120	10.20	to	10.55	387,813	—	to	1.25%	2.02%	to	2.03%	4.34%	to	5.65%
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
2020	47,041	13.47	to	14.30	654,363	0.35%	to	1.25%	3.54%	to	5.61%	8.40%	to	10.32%
2019	29,200	12.42	to	12.97	371,608	0.50%	to	1.25%	2.19%	to	2.90%	14.65%	to	15.51%
2018	30,454	10.84	to	11.22	335,458	0.50%	to	1.25%	2.30%	to	2.65%	(5.41)%	to	(4.70)%
2017	78,015	11.46	to	11.78	907,903	0.50%	to	1.25%	1.77%	to	3.23%	12.00%	to	12.84%
2016	85,558	10.23	to	10.44	886,220	0.50%	to	1.25%	1.92%	to	2.29%	4.64%	to	5.43%
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
2020	122,355	14.18	to	15.42	1,802,856	—	to	1.25%	3.10%	to	3.26%	9.57%	to	10.95%
2019	92,001	12.94	to	13.90	1,228,380	—	to	1.25%	2.24%	to	2.74%	17.46%	to	18.94%
2018	76,907	11.02	to	11.69	867,779	—	to	1.25%	2.70%	to	2.75%	(6.22)%	to	(5.03)%
2017	117,785	11.75	to	12.31	1,409,793	—	to	1.25%	2.77%	to	3.18%	14.19%	to	15.62%
2016	109,449	10.29	to	10.64	1,143,994	—	to	1.25%	1.89%	to	2.69%	5.40%	to	6.73%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
2020	135,358	$14.56	to	$15.47	$2,044,881	0.35%	to	1.25%	1.53%	to	2.94%	10.03%	to	11.98%
2019	129,179	13.24	to	13.81	1,749,597	0.50%	to	1.25%	1.87%	to	2.14%	19.45%	to	20.35%
2018	126,658	11.08	to	11.48	1,431,943	0.50%	to	1.25%	2.63%	to	3.23%	(7.02)%	to	(6.31)%
2017	128,230	11.92	to	12.25	1,554,723	0.50%	to	1.25%	3.58%	to	3.65%	15.81%	to	16.68%
2016	111,724	10.29	to	10.50	1,163,890	0.50%	to	1.25%	1.91%	to	2.11%	5.59%	to	6.38%
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
2020	98,061	14.84	to	16.14	1,512,957	—	to	1.25%	2.01%	to	2.25%	10.65%	to	12.04%
2019	97,208	13.41	to	14.41	1,343,816	—	to	1.25%	1.98%	to	2.11%	20.92%	to	22.44%
2018	85,629	11.09	to	11.77	972,280	—	to	1.25%	2.56%	to	2.81%	(7.92)%	to	(6.76)%
2017	101,560	12.05	to	12.62	1,242,485	—	to	1.25%	4.16%	to	4.71%	16.91%	to	18.38%
2016	66,856	10.30	to	10.66	696,647	—	to	1.25%	1.52%	to	3.08%	5.68%	to	7.01%
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
2020	155,558	14.99	to	15.92	2,432,016	0.35%	to	1.25%	1.79%	to	1.92%	10.86%	to	12.82%
2019	110,751	13.52	to	14.11	1,539,149	0.50%	to	1.25%	1.94%	to	2.01%	22.32%	to	23.24%
2018	89,889	11.05	to	11.45	1,015,798	0.50%	to	1.25%	2.64%	to	2.72%	(8.61)%	to	(7.92)%
2017	89,616	12.10	to	12.44	1,103,003	0.50%	to	1.25%	2.92%	to	3.60%	17.33%	to	18.21%
2016	79,706	10.31	to	10.52	830,541	0.50%	to	1.25%	1.71%	to	1.95%	5.60%	to	6.39%
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
2020	82,274	15.16	to	16.48	1,293,701	—	to	1.25%	1.53%	to	1.69%	11.09%	to	12.48%
2019	58,841	13.65	to	14.65	825,108	—	to	1.25%	1.93%	to	2.65%	23.28%	to	24.83%
2018	51,189	11.07	to	11.74	579,239	—	to	1.25%	1.97%	to	2.75%	(8.94)%	to	(7.78)%
2017	60,596	12.16	to	12.73	750,796	—	to	1.25%	2.40%	to	3.54%	17.66%	to	19.13%
2016	53,406	10.33	to	10.69	559,754	—	to	1.25%	1.54%	to	1.74%	5.53%	to	6.85%
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
2020	46,333	15.34	to	16.30	732,155	0.35%	to	1.25%	1.54%	to	1.86%	11.08%	to	13.04%
2019	41,285	13.81	to	14.42	577,830	0.50%	to	1.25%	1.68%	to	1.86%	23.15%	to	24.08%
2018	37,808	11.22	to	11.62	428,511	0.50%	to	1.25%	2.44%	to	2.88%	(8.61)%	to	(7.92)%
2017	37,588	12.27	to	12.62	466,684	0.50%	to	1.25%	3.11%	to	3.73%	18.84%	to	19.73%
2016	38,741	10.33	to	10.54	403,725	0.50%	to	1.25%	1.51%	to	1.55%	5.69%	to	6.48%
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund+
2020	36,451	12.56	to	13.66	491,152	—	to	1.25%	2.47%	to	3.02%	8.13%	to	9.49%
2019	43,864	11.61	to	12.47	539,254	—	to	1.25%	2.18%	to	2.50%	13.16%	to	14.58%
2018	2,072	10.26	to	10.89	22,307	—	to	1.25%	2.97%	to	7.45%	(5.52)%	to	(4.33)%
2017	1,920	10.86	to	11.38	21,638	—	to	1.25%	—	to	1.58%	7.68%	to	9.03%
2016	1,437	10.23	to	10.44	14,933	—	to	0.75%	2.36%	to	3.71%	4.05%	to	4.83%
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
2020	24,914	15.40	to	16.36	395,947	0.35%	to	1.25%	1.10%	to	1.67%	11.11%	to	13.07%
2019	17,526	13.86	to	14.47	247,540	0.50%	to	1.25%	2.05%	to	2.10%	23.25%	to	24.17%
2018	11,450	11.25	to	11.65	130,742	0.50%	to	1.25%	2.71%	to	4.13%	(8.55)%	to	(7.86)%
2017	12,149	12.30	to	12.64	151,077	0.50%	to	1.25%	4.47%	to	5.71%	18.87%	to	19.76%
2016	8,896	10.34	to	10.51	92,779	0.65%	to	1.25%	0.30%	to	1.58%	5.71%	to	6.35%
American Century Heritage Fund
2020	59,225	22.56	to	23.41	1,448,395	—	to	1.25%	—	to	—	22.28%	to	40.43%
2019	53,715	16.67	to	18.45	930,690	—	to	1.25%	—	to	—	19.73%	to	33.46%
2018	54,740	12.49	to	15.41	706,247	—	to	1.25%	—	to	—	(25.95)%	to	(6.62)%
2017	54,411	13.38	to	20.81	746,230	—	to	1.25%	—	to	—	10.34%	to	20.02%
2016	55,280	11.15	to	18.86	626,040	—	to	1.25%	—	to	—	(5.65)%	to	1.73%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
ClearBridge Small Cap Value Fund
2020	533	$15.07	to	$18.09	$9,510	0.65%	to	1.05%	0.42%	to	0.60%	(6.27)%	to	(5.90)%
2019	210	16.08	to	19.22	3,904	0.65%	to	1.05%	0.96%	to	1.38%	27.20%	to	27.71%
2018	109	12.64	to	15.05	1,532	0.65%	to	1.05%	0.22%	to	0.23%	(22.44)%	to	(22.13)%
2017	101	18.03	to	19.33	1,811	0.65%	to	1.25%	—	to	—	9.17%	to	9.83%
2016	152	14.90	to	17.60	2,561	0.65%	to	1.05%	—	to	—	23.15%	to	23.64%
Oak Ridge Small Cap Growth Fund
2020	15,742	17.36	to	18.02	279,655	0.65%	to	1.25%	—	to	—	28.30%	to	29.07%
2019	26,144	13.53	to	13.96	361,990	0.65%	to	1.25%	—	to	—	20.88%	to	21.61%
2018	44,287	11.19	to	11.48	503,664	0.65%	to	1.25%	—	to	—	(7.78)%	to	(7.22)%
2017	44,345	12.00	to	12.43	543,890	0.50%	to	1.25%	—	to	—	2.07%	to	18.37%
2016	57,679	10.33	to	10.47	601,030	0.50%	to	1.25%	—	to	—	0.88%	to	1.49%
Oppenheimer Corporate Bond Fund
2020	1,081	11.85	to	11.85	12,811	1.25%	to	1.25%	2.06%	to	2.06%	6.17%	to	6.17%
2019	696	11.16	to	11.16	7,769	1.25%	to	1.25%	3.02%	to	3.02%	9.99%	to	9.99%
2018	147	10.14	to	10.14	1,490	1.25%	to	1.25%	3.13%	to	3.13%	(5.37)%	to	(5.37)%
2017	4	10.72	to	10.72	40	1.25%	to	1.25%	0.16%	to	0.16%	4.84%	to	4.84%
MassMutual Premier Strategic Emerging Markets Fund
2020	628	17.18	to	17.18	10,783	1.25%	to	1.25%	—	to	—	15.51%	to	15.51%
2019	582	14.87	to	14.87	8,658	1.25%	to	1.25%	0.13%	to	0.13%	23.18%	to	23.18%
2018	538	12.07	to	12.07	6,498	1.25%	to	1.25%	0.23%	to	0.23%	(15.45)%	to	(15.45)%
MassMutual Premier Small Cap Opportunities Fund
2020	49,148	15.70	to	17.78	829,488	—	to	1.05%	0.33%	to	0.33%	10.72%	to	18.58%
2019	23,403	14.18	to	14.99	343,450	—	to	1.05%	—	to	—	24.44%	to	25.15%
2018	15,535	11.33	to	12.05	184,759	—	to	1.05%	0.03%	to	0.03%	(20.10)%	to	(11.79)%
2017	12,321	13.76	to	14.18	171,585	—	to	0.65%	—	to	0.05%	0.21%	to	13.07%
2016	3,115	14.15	to	14.15	44,078	—	to	—	1.30%	to	1.30%	18.31%	to	18.31%
MassMutual Select Small Cap Growth Equity Fund
2020	125,798	13.66	to	13.66	3,298,004	—	to	—	—	to	—	13.55%	to	50.44%
2019	—	9.08	to	12.03	—	—	to	—	—	to	—	(2.99)%	to	28.53%
2018	44	9.36	to	9.36	412	—	to	—	—	to	—	(38.94)%	to	(38.94)%
Fidelity VIP Freedom 2035 Portfolio
2020	3,417	16.85	to	16.85	57,592	0.35%	to	0.35%	1.13%	to	1.13%	17.54%	to	17.54%
2019	649	14.34	to	14.34	9,313	0.35%	to	0.35%	1.60%	to	1.60%	26.69%	to	26.69%
2018	649	11.32	to	11.32	7,353	0.35%	to	0.35%	0.96%	to	0.96%	(9.81)%	to	(9.81)%
Fidelity VIP Freedom 2040 Portfolio
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	11.27	to	11.27	-1	0.35%	to	0.35%	—	to	—	(10.44)%	to	(10.44)%
Fidelity VIP Freedom 2050 Portfolio
2020	33	17.06	to	17.06	558	0.35%	to	0.35%	0.78%	to	0.78%	18.58%	to	18.58%
2019	33	14.39	to	14.39	472	0.35%	to	0.35%	1.58%	to	1.58%	27.77%	to	27.77%
2018	33	11.26	to	11.26	368	0.35%	to	0.35%	0.94%	to	0.94%	(10.44)%	to	(10.44)%
2017	33	12.57	to	12.57	412	0.35%	to	0.35%	1.02%	to	1.02%	22.87%	to	22.87%
2016	33	10.23	to	10.23	335	0.35%	to	0.35%	1.32%	to	1.32%	6.19%	to	6.19%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Ivy Small Cap Growth Fund
2020	30,256	$23.10	to	$24.52	$738,466	—	to	1.25%	—	to	—	36.80%	to	38.52%
2019	37,095	16.88	to	17.70	654,342	—	to	1.25%	—	to	—	22.25%	to	23.79%
2018	69,835	13.81	to	14.30	997,185	—	to	1.25%	—	to	—	(5.29)%	to	(4.09)%
2017	41,336	14.58	to	14.91	615,676	—	to	1.25%	—	to	—	22.21%	to	23.74%
2016	1,689	11.99	to	11.99	20,249	0.65%	to	0.65%	—	to	—	19.88%	to	19.88%
T. Rowe Price Retirement 2060 Fund
2020	3,220	16.88	to	17.50	55,529	0.50%	to	1.25%	0.83%	to	0.84%	16.47%	to	17.35%
2019	1,116	14.50	to	14.91	16,462	0.50%	to	1.25%	1.57%	to	2.12%	22.49%	to	24.11%
2018	274	11.83	to	12.02	3,273	0.50%	to	1.05%	0.82%	to	1.26%	(10.96)%	to	(9.58)%
MSIF Global Opportunity Portfolio
2020	6,910	28.96	to	30.11	204,194	0.50%	to	1.25%	—	to	—	53.11%	to	54.26%
2019	7,784	18.91	to	19.52	149,358	0.50%	to	1.25%	—	to	—	33.35%	to	34.36%
2018	6,152	14.53	to	14.18	88,018	0.50%	to	1.25%	—	to	—	(7.14)%	to	(6.44)%
2017	3,473	15.53	to	15.27	53,165	0.50%	to	1.25%	—	to	—	47.18%	to	48.29%
2016	4,642	10.38	to	10.47	48,238	0.50%	to	1.25%	—	to	—	(0.62)%	to	0.12%
JPMorgan U.S. Government Money Market Fund
2020	92,024	9.72	to	10.32	899,282	—	to	1.25%	0.14%	to	0.17%	(1.05)%	to	0.20%
2019	107,448	9.83	to	10.30	1,073,056	—	to	1.25%	—	to	1.53%	0.29%	to	1.55%
2018	106,547	9.80	to	10.15	1,058,004	—	to	1.25%	1.19%	to	1.20%	(0.07)%	to	1.20%
2017	105,118	9.81	to	10.03	1,038,662	—	to	1.25%	0.23%	to	0.30%	(0.98)%	to	0.26%
2016	116,003	9.90	to	10.00	1,150,940	—	to	1.25%	0.01%	to	0.01%	(0.97)%	to	0.01%
American Century U.S. Government Money Market Fund
2020	108,409	9.73	to	10.33	1,094,560	—	to	1.25%	0.21%	to	0.22%	(1.03)%	to	0.21%
2019	94,702	9.84	to	10.31	957,565	—	to	1.25%	1.47%	to	1.56%	0.27%	to	1.53%
2018	120,695	9.81	to	10.16	1,214,957	—	to	1.25%	1.14%	to	1.15%	(0.11)%	to	1.16%
2017	132,116	9.82	to	10.04	1,318,525	—	to	1.25%	0.38%	to	0.38%	(0.86)%	to	0.38%
2016	121,336	9.90	to	10.00	1,210,841	—	to	1.25%	0.03%	to	0.03%	(0.96)%	to	0.03%
Invesco Balanced-Risk Commodity Strategy Fund
2020	909	10.62	to	10.88	9,774	0.75%	to	1.25%	—	to	—	6.41%	to	6.95%
2019	985	9.98	to	10.17	9,938	0.75%	to	1.25%	0.82%	to	0.89%	2.90%	to	3.42%
2018	1,457	9.70	to	9.84	14,218	0.75%	to	1.25%	0.14%	to	0.15%	(13.27)%	to	(12.84)%
2017	1,295	11.18	to	11.28	14,531	0.75%	to	1.25%	—	to	—	3.20%	to	3.71%
Columbia Select International Equity Fund+
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	583	13.20	to	13.50	7,773	0.65%	to	1.25%	1.38%	to	1.41%	26.85%	to	27.61%
2018	641	10.41	to	10.58	6,728	0.65%	to	1.25%	2.20%	to	2.20%	(16.03)%	to	(15.52)%
2017	681	12.39	to	12.53	8,493	0.65%	to	1.25%	1.72%	to	1.72%	25.77%	to	26.52%
2016	753	9.85	to	9.90	7,437	0.65%	to	1.25%	1.10%	to	1.16%	(1.45)%	to	(1.00)%
Putnam Growth Opportunities Fund
2020	156	25.63	to	25.63	3,996	1.25%	to	1.25%	—	to	—	36.69%	to	36.69%
2019	327	18.75	to	18.75	6,128	1.25%	to	1.25%	—	to	—	34.73%	to	34.73%
2018	275	13.92	to	13.92	3,834	1.25%	to	1.25%	—	to	—	0.98%	to	0.98%
2017	217	13.78	to	13.78	2,991	1.25%	to	1.25%	0.32%	to	0.32%	29.34%	to	29.34%
2016	144	10.66	to	10.66	1,539	1.25%	to	1.25%	0.01%	to	0.01%	6.55%	to	6.55%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
John Hancock New Opportunities Fund
2020	32,830	$17.44	to	$18.21	$588,772	0.35%	to	1.25%	—	to	—	27.30%	to	28.45%
2019	32,966	13.70	to	14.18	461,787	0.35%	to	1.25%	—	to	—	20.06%	to	21.15%
2018	35,624	11.41	to	11.70	413,185	0.35%	to	1.25%	0.05%	to	0.05%	(15.48)%	to	(14.71)%
2017	41,947	13.72	to	13.50	572,327	0.35%	to	1.25%	0.11%	to	0.12%	12.42%	to	13.43%
2016	46,871	12.01	to	12.10	565,584	0.35%	to	1.25%	0.06%	to	0.08%	20.12%	to	20.98%
Columbia Large Cap Growth Opportunity Fund+
2020	46,314	22.32	to	23.18	1,045,174	0.35%	to	1.25%	—	to	—	38.75%	to	40.00%
2019	45,772	16.09	to	16.55	742,293	0.35%	to	1.25%	—	to	—	34.25%	to	35.46%
2018	46,521	11.98	to	12.22	560,394	0.35%	to	1.25%	—	to	—	(5.57)%	to	(4.71)%
2017	49,319	12.82	to	12.69	627,477	0.35%	to	1.25%	—	to	—	26.00%	to	27.13%
2016	56,751	10.07	to	10.09	571,691	0.35%	to	1.25%	—	to	—	0.71%	to	0.87%
MM Russell 2000® Small Cap Index Fund
2020	10,752	17.55	to	18.63	192,263	0.35%	to	1.25%	0.60%	to	0.95%	17.69%	to	18.75%
2019	17,015	14.91	to	15.69	256,244	0.35%	to	1.25%	1.24%	to	1.46%	23.25%	to	24.36%
2018	10,705	12.10	to	12.61	130,887	0.35%	to	1.25%	0.58%	to	1.04%	(12.61)%	to	(11.81)%
2017	13,331	13.85	to	14.30	185,875	0.35%	to	1.25%	0.56%	to	1.62%	12.57%	to	13.59%
2016	5,264	12.30	to	12.54	65,576	0.50%	to	1.25%	2.09%	to	2.66%	19.19%	to	20.08%
MM S&P 500® Index Fund
2020	145,428	20.29	to	21.32	3,080,308	0.50%	to	1.25%	1.58%	to	1.61%	16.35%	to	17.23%
2019	153,683	17.44	to	18.19	2,779,549	0.50%	to	1.25%	2.04%	to	2.81%	29.05%	to	30.02%
2018	97,466	13.51	to	13.99	1,358,595	0.50%	to	1.25%	1.12%	to	3.34%	(6.19)%	to	(5.48)%
2017	98,872	14.40	to	14.80	1,450,335	0.50%	to	1.25%	0.44%	to	8.39%	19.58%	to	20.47%
2016	30,812	12.04	to	12.28	377,476	0.50%	to	1.25%	1.99%	to	2.13%	9.88%	to	10.71%
MM S&P Mid Cap Index Fund
2020	118,699	16.79	to	18.24	2,060,603	—	to	1.25%	0.87%	to	0.88%	11.53%	to	12.93%
2019	125,595	15.05	to	16.15	1,942,056	—	to	1.25%	0.94%	to	0.94%	23.85%	to	25.41%
2018	120,934	12.15	to	12.88	1,503,521	—	to	1.25%	0.81%	to	0.98%	(12.80)%	to	(11.69)%
2017	122,096	13.94	to	14.58	1,726,898	—	to	1.25%	0.79%	to	0.89%	13.92%	to	15.34%
2016	40,751	12.23	to	12.64	507,181	—	to	1.25%	1.46%	to	1.91%	18.31%	to	19.80%
Russell Balanced Strategy Fund
2020	22,783	10.96	to	12.33	260,966	0.75%	to	1.25%	1.55%	to	1.58%	3.04%	to	3.56%
2019	25,208	10.58	to	11.97	278,138	0.75%	to	1.25%	1.07%	to	1.13%	(4.35)%	to	12.42%
2018	27,726	10.64	to	11.06	275,499	0.35%	to	1.25%	5.55%	to	5.56%	(7.49)%	to	(6.65)%
2017	24,135	11.51	to	11.85	260,279	0.35%	to	1.25%	1.63%	to	2.49%	8.92%	to	9.90%
2016	22,427	10.56	to	10.78	238,235	0.35%	to	1.25%	2.57%	to	2.78%	7.48%	to	8.45%
Russell Conservative Strategy Fund
2020	1,206	11.56	to	12.23	14,144	0.35%	to	1.25%	1.73%	to	1.80%	4.30%	to	5.24%
2019	1,211	11.08	to	11.62	13,567	0.35%	to	1.25%	—	to	2.63%	8.19%	to	9.17%
2018	1,586	10.25	to	10.64	16,335	0.35%	to	1.25%	2.68%	to	2.71%	(3.77)%	to	(2.90)%
2017	1,508	10.65	to	10.96	16,121	0.35%	to	1.25%	1.74%	to	1.76%	4.37%	to	5.31%
2016	3,691	10.20	to	10.41	37,855	0.35%	to	1.25%	2.85%	to	3.43%	4.11%	to	5.05%
Russell Equity Growth Strategy Fund
2020	1	13.11	to	13.11	19	1.25%	to	1.25%	0.17%	to	0.17%	2.95%	to	2.95%
2019	1	12.73	to	12.73	18	1.25%	to	1.25%	1.11%	to	1.11%	17.26%	to	17.26%
2018	126	10.86	to	10.86	1,369	1.25%	to	1.25%	5.18%	to	5.18%	(10.61)%	to	(10.61)%
2017	54	12.15	to	12.15	659	1.25%	to	1.25%	3.99%	to	3.99%	14.44%	to	14.44%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Russell Growth Strategy Fund
2020	50,656	$11.28	to	$12.94	$582,787	0.75%	to	1.25%	0.70%	to	0.71%	5.05%	to	5.58%
2019	49,369	10.69	to	12.32	538,691	0.75%	to	1.25%	1.23%	to	1.29%	14.23%	to	14.80%
2018	57,250	9.31	to	10.79	547,957	0.75%	to	1.25%	5.15%	to	5.54%	(8.76)%	to	(8.30)%
2017	50,913	10.15	to	11.82	533,801	0.75%	to	1.25%	—	to	2.66%	—	to	12.47%
2016	47,613	10.51	to	10.56	502,263	1.05%	to	1.25%	2.44%	to	2.54%	8.19%	to	8.40%
Russell Moderate Strategy Fund
2020	40,538	10.74	to	11.76	435,566	0.75%	to	1.25%	0.14%	to	1.22%	2.05%	to	2.57%
2019	38,690	10.47	to	11.53	405,341	0.75%	to	1.25%	1.45%	to	1.68%	9.43%	to	9.97%
2018	39,721	9.52	to	10.53	380,207	0.75%	to	1.25%	4.08%	to	4.18%	(5.64)%	to	(5.17)%
2017	37,720	10.04	to	11.16	380,654	0.75%	to	1.25%	—	to	—	—	to	7.14%
2016	33,977	10.42	to	10.47	355,524	1.05%	to	1.25%	3.32%	to	3.46%	6.16%	to	6.37%
BlackRock Advantage Small Cap Growth Fund
2020	63,694	16.13	to	16.55	1,044,172	0.35%	to	1.25%	—	to	—	31.48%	to	32.66%
2019	70,931	12.27	to	12.48	880,080	0.35%	to	1.25%	0.20%	to	0.30%	31.79%	to	32.98%
2018	83,998	9.31	to	9.38	785,859	0.35%	to	1.25%	0.08%	to	0.08%	(8.67)%	to	(7.98)%
2017	46,629	19.47	to	21.28	925,723	0.35%	to	1.25%	—	to	—	12.81%	to	13.83%
2016	46,993	17.10	to	18.86	817,915	0.35%	to	1.25%	0.21%	to	0.21%	11.64%	to	12.65%
MassMutual Select T.Rowe Price Retire 2030 Fund
2020	133	12.61	to	12.61	1,679	0.50%	to	0.50%	2.45%	to	2.45%	14.57%	to	14.57%
2019	52	11.01	to	11.01	567	0.50%	to	0.50%	—	to	—	17.66%	to	17.66%
MassMutual Select T.Rowe Price Retire 2035 Fund
2020	4,514	12.46	to	12.73	56,525	0.50%	to	1.25%	1.10%	to	1.21%	14.75%	to	15.61%
2019	3,584	10.86	to	11.01	39,051	0.50%	to	1.25%	1.64%	to	1.88%	21.86%	to	23.52%
2018	2,020	8.91	to	8.91	18,001	1.25%	to	1.25%	1.35%	to	1.35%	(4.50)%	to	(4.50)%
MassMutual Select T.Rowe Price Retire 2040 Fund
2020	45	12.64	to	12.64	570	1.05%	to	1.05%	0.14%	to	0.14%	15.97%	to	15.97%
2019	1,063	10.90	to	10.90	11,586	1.05%	to	1.05%	1.31%	to	1.31%	6.08%	to	6.08%
MassMutual Select T.Rowe Price Retire 2050 Fund
2020	132	12.91	to	12.91	1,698	0.50%	to	0.50%	1.55%	to	1.55%	17.10%	to	18.69%
2019	2,257	10.88	to	11.02	24,562	0.50%	to	1.25%	—	to	1.28%	5.72%	to	7.16%
MassMutual Select T.Rowe Price Retire 2055 Fund
2020	—	12.64	to	12.64	—	1.25%	to	1.25%	0.08%	to	0.08%	16.23%	to	16.23%
2019	506	10.87	to	10.87	5,503	1.25%	to	1.25%	2.24%	to	2.24%	7.19%	to	7.19%
MassMutual Select T.Rowe Price Retire 2060 Fund
2020	499	12.78	to	12.78	6,373	0.85%	to	0.85%	2.09%	to	2.09%	17.55%	to	17.55%
2019	310	10.87	to	10.87	3,369	1.25%	to	1.25%	2.06%	to	2.06%	7.19%	to	7.19%
BlackRock S&P 500 Index V.I. Fund
2020	929,105	14.06	to	14.55	13,296,015	—	to	1.25%	1.65%	to	1.73%	16.77%	to	18.24%
2019	917,282	12.04	to	12.31	11,171,173	—	to	1.25%	2.06%	to	2.36%	29.71%	to	31.34%
2018	1,087,291	9.28	to	9.37	10,145,885	—	to	1.25%	1.04%	to	1.14%	(5.80)%	to	(4.88)%
Hartford International Equity Fund
2020	42,133	11.18	to	11.38	475,829	0.50%	to	1.25%	1.30%	to	1.40%	8.03%	to	8.85%
2019	42,266	10.35	to	10.45	439,946	0.50%	to	1.25%	—	to	2.24%	18.91%	to	19.81%
2018	43,475	8.71	to	8.72	378,915	0.50%	to	1.25%	0.26%	to	0.26%	(3.97)%	to	(3.77)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
BNY Mellon Insight Core Plus Fund
2020	82,954	$11.86	to	$12.11	$1,002,594	0.35%	to	1.25%	2.26%	to	2.30%	8.02%	to	9.00%
2019	63,637	11.11	to	10.98	705,666	0.35%	to	1.25%	2.91%	to	2.92%	9.52%	to	10.51%
2018	67,194	10.05	to	10.03	675,192	0.35%	to	1.25%	0.65%	to	0.65%	1.00%	to	1.25%
Keeley Small Cap Dividend Value Fund+
2020	59,520	10.70	to	10.92	669,732	—	to	1.25%	1.74%	to	1.85%	2.30%	to	3.58%
2019	81,306	10.54	to	10.46	878,723	—	to	1.25%	1.10%	to	1.10%	4.92%	to	5.72%
Hartford Global Impact Fund+
2020	2,415	13.68	to	13.81	33,063	0.50%	to	1.25%	0.46%	to	0.60%	29.30%	to	30.27%
2019	2,634	10.58	to	10.60	27,881	0.50%	to	1.25%	0.37%	to	0.37%	3.22%	to	3.38%
Calamos Global Equity Fund
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	17.80	to	17.80	—	0.50%	to	0.50%	—	to	—	33.74%	to	33.74%
2016	6	13.31	to	13.31	77	0.50%	to	0.50%	—	to	—	(1.51)%	to	(1.51)%
Victory RS Value Fund
2020	118,451	14.01	to	14.01	1,659,043	—	to	—	—	to	—	(2.59)%	to	(2.59)%
2019	133,639	14.38	to	14.38	1,921,554	—	to	—	0.55%	to	0.55%	31.35%	to	31.35%
2018	148,869	10.95	to	10.95	1,629,662	—	to	—	0.59%	to	0.59%	(10.75)%	to	(10.75)%
2017	168,052	12.27	to	12.27	2,061,234	—	to	—	0.15%	to	0.15%	17.41%	to	17.41%
2016	192,957	10.45	to	10.45	2,015,817	—	to	—	0.42%	to	0.42%	4.47%	to	4.47%
Pioneer Global Equity Fund
2020	107,860	12.13	to	12.63	1,332,099	—	to	1.25%	—	to	0.91%	16.33%	to	17.79%
2019	112,501	10.43	to	10.72	1,187,206	—	to	1.25%	0.88%	to	1.02%	21.77%	to	23.30%
2018	114,034	8.56	to	8.69	982,704	—	to	1.25%	0.07%	to	0.57%	(17.36)%	to	(16.31)%
HIMCO VIT Index Fund
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	800,575	14.41	to	15.00	11,791,343	—	to	1.25%	1.47%	to	1.82%	19.94%	to	21.44%
2016	872,104	11.95	to	12.35	10,639,904	—	to	1.25%	2.15%	to	2.15%	9.96%	to	11.59%
Nuveen Mid Cap Index Fund
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	174,078	21.96	to	23.35	3,915,257	0.35%	to	1.25%	1.19%	to	1.23%	18.49%	to	19.56%
Columbia Large Cap Growth Fund V*
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	31,022	32.63	to	35.98	—	—	to	1.25%	—	to	—	8.69%	to	10.06%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Dreyfus Intermediate Term Income Fund
2020	—	$—	to	$—	$—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	0.35%	to	1.25%	—	to	—	—	to	—
2017	74,805	10.59	to	13.06	835,175	0.35%	to	1.25%	2.38%	to	2.38%	2.93%	to	3.86%
2016	101,199	10.20	to	12.69	1,088,596	0.35%	to	1.25%	2.04%	to	2.05%	0.56%	to	1.46%
MassMutual Select Equity Opportunities Fund
2020	147,095	12.87	to	12.87	1,893,650	—	to	—	1.30%	to	1.30%	—	to	—
MassMutual Premier High Yield Fund+
2020	224,237	11.56	to	11.56	2,592,123	—	to	—	4.93%	to	4.93%	—	to	—
JPMorgan Mid Cap Growth Fund+
2020	123,818	18.05	to	18.05	2,234,868	—	to	—	—	to	—	—	to	—
Invesco Discovery Mid Cap Growth Fund+
2020	105,914	17.39	to	17.49	1,847,701	0.50%	to	1.25%	—	to	—	—	to	—
MassMutual RetireSMARTSM by JPMorgan 2060 Fund+
2020	1,912	14.43	to	14.71	28,113	0.35%	to	0.85%	1.60%	to	2.30%	—	to	—
Invesco Dividend Income Fund+
2020	577	13.20	to	13.26	7,638	0.65%	to	1.25%	1.55%	to	1.56%	—	to	—
AB Sustainable Global Thematic Fund+
2020	130,734	15.63	to	15.63	2,042,937	—	to	—	0.20%	to	0.20%	—	to	—
AllianzGI Global Water Fund+
2020	75,953	13.50	to	13.50	1,025,597	—	to	—	0.73%	to	0.73%	—	to	—
MassMutual Premier Global Fund+
2020	7,717	15.45	to	15.45	119,249	—	to	—	—	to	—	—	to	—
Columbia Acorn International Select Fund+
2020	430	12.58	to	12.62	5,421	0.65%	to	1.25%	—	to	—	—	to	—
Nuveen Small Cap Index
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	1,767	16.29	to	16.88	28,997	0.65%	to	1.25%	1.07%	to	1.18%	19.08%	to	19.79%
Nuveen Equity Index Fund
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	55,507	20.66	to	26.39	1,183,836	—	to	1.25%	1.16%	to	1.61%	0.50%	to	9.94%
Frost Value Equity Fund+
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	17.31	to	17.62	—	1.05%	to	1.25%	—	to	0.55%	(14.67)%	to	(14.50)%
2017	5	20.29	to	20.61	—	1.05%	to	1.25%	—	to	2.19%	17.73%	to	17.97%
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (concluded)

  *  This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

  **  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

  ***  This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

  +  See Note 1 and Financial statements for additional information related to this Sub-Account.

7.  Subsequent Events

On January 18, 2021 the Sponsor Company's indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Sponsor Company.

Talcott Resolution Life Insurance Company and Subsidiaries

Audited Financial Statements

As of December 31, 2020 and December 31, 2019 (Successor Company)

For the years ended December 31, 2020 and 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Description	Page
Report of Independent Registered Public Accounting Firm	F-3

Consolidated Statements of Operations — For the Years Ended December 31, 2020 and 2019 (Successor Company), For the Period of June 1, 2018 to December 31, 2018 (Successor Company) and For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)

F-6

Consolidated Statements of Comprehensive Income (Loss) — For the Years Ended December 31, 2020 and 2019 (Successor Company), For the Period of June 1, 2018 to December 31, 2018 (Successor Company) and For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)

F-7
Consolidated Balance Sheets — As of December 31, 2020 and 2019 (Successor Company)	F-8

Consolidated Statements of Changes in Stockholder’s Equity — For the Years Ended December 31, 2020 and 2019 (Successor Company), For the Period of June 1, 2018 to December 31, 2018 (Successor Company) and For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)

F-9

Consolidated Statements of Cash Flows — For the Years Ended December 31, 2020 and 2019 (Successor Company), For the Period of June 1, 2018 to December 31, 2018 (Successor Company) and For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)

F-10
Notes to Consolidated Financial Statements	F-11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Talcott Resolution Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Talcott Resolution Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2020 and 2019, the related consolidated statements of operations, comprehensive income (loss), changes in stockholder’s equity, and cash flows, for the years ended December 31, 2020 and December 31, 2019 and the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company), and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for the years ended December 31, 2020 and December 31, 2019 and the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company), in conformity with accounting principles generally accepted in the United States of America.

Emphasis of Matters

As discussed in Note 1 to the financial statements, the Company’s direct parent, Talcott Resolution Life, Inc., was acquired by Hopmeadow Holdings, LP on May 31, 2018. The Company elected to apply pushdown accounting by applying the guidance permitted under Accounting Standards Codification Topic 805, Business Combinations.

As discussed in Note 15 to the financial statements, on January 18, 2021, the Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street. The merger is subject to regulatory approvals and other customary closing conditions. If consummated, the merger would result in a change of ownership and control of the Company and its life and annuity operating subsidiaries.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current-period audit of the financial statements that were communicated or required to be communicated to the audit committee and that (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Future Policy Benefits, Embedded Derivatives and Amortization of Value of Business Acquired— Refer to Notes 1, 2, 4, 6 and 7 to the Consolidated Financial Statements

Critical Audit Matter Description

The Company’s products include universal life-type annuity contracts with guarantees that result in death and other insurance benefit liabilities to the Company. These liabilities are reported as a component of Reserves for Future Policy Benefits.

Certain annuity contracts offered riders with guaranteed minimum withdrawal benefits, the non-life contingent portion of which are accounted for as embedded derivatives and are reported as a component of Other Policyholder Funds and Benefits Payable.

Value of business acquired (VOBA) is an intangible asset, and represents an estimated value assigned to the right to receive future gross profits from cash flows and earnings of acquired insurance and investment contracts. VOBA is amortized over the estimated gross profits of those acquired contracts.

The valuation of the reserves for such future policy benefits, valuation of embedded derivatives included within other policyholder funds, and the amortization of VOBA are measured based on actuarial methodologies and underlying economic and future policyholder behavior assumptions. Significant judgment is involved in the selection of the assumptions used to determine the valuation of the reserves for such future policy benefits, in the methods and assumptions used in the valuation of embedded derivatives, and the estimated gross profits used in the valuation of the amortization of VOBA. The principal assumptions include mortality, lapse, withdrawal, persistency, expenses, and interest rates.

Given the high level of estimation uncertainty of management’s actuarial assumptions, performing audit procedures to evaluate these assumptions required a high degree of auditor judgment and an increased extent of effort, including the need to involve our actuarial specialists.

How the Critical Audit Matter Was Addressed in the Audit

Our audit procedures related to testing assumptions used by management to estimate the valuation of future policy benefits, valuation of embedded derivatives and amortization of VOBA included the following, among others:

•                  We tested the effectiveness of management’s controls over the assumption setting process.

•                  We tested the completeness and accuracy of the underlying data that served as the basis for the assumptions.

•                  With the assistance of our actuarial specialists, we evaluated the appropriateness of the assumptions and methodologies used by management.

•                  With the assistance of our actuarial specialists, on a sample basis, we developed independent estimates of the valuations derived from those assumptions and methodologies and compared our estimates to management’s estimates.

Investments in Fixed Maturities Classified as Available-for-Sale and Freestanding Derivatives — Refer to Notes 2, 3 and 4 to the consolidated financial statements

Critical Audit Matter Description

Investments in fixed maturities classified as available-for-sale are reported at fair value in the consolidated financial statements. Freestanding derivatives, which are reported in other investments or other liabilities, as appropriate, after considering the impact of master netting agreements, are also reported at fair value in the consolidated financial statements. Where fair values cannot be determined based on observable inputs, management uses unobservable inputs, such as credit spreads, equity volatility and interest rates beyond the observable curve, requiring judgment by management to determine the estimated fair value.

We identified investments in fixed maturities classified as available-for-sale and freestanding derivatives as a critical audit matter because of the unobservable inputs management uses to estimate fair value. Auditing these unobservable inputs used by management required a high degree of auditor judgment, and an increased extent of effort, including the need to involve our fair value specialists.

How the Critical Audit Matter Was Addressed in the Audit

Our audit procedures related to testing the valuation of fixed maturities classified as available-for-sale and freestanding derivatives included the following, among others:

•                  We tested the effectiveness of management’s controls over the determination of fair value.

•                  We evaluated management’s valuation methodology and the reasonableness of the unobservable inputs.

•                  With assistance of our fair value specialists, on a sample basis, we developed independent fair value estimates and compared our estimates to management’s estimates.

/s/ DELOITTE & TOUCHE LLP

Hartford, CT

February 25, 2021

We have served as the Company’s auditor since 2002.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Operations

	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018	January 1,
(In millions)	2020	2019	to December 31, 2018	2018 to May 31, 2018
Revenues
Fee income and other	$741	$821	$502	$381
Earned premiums	35	42	31	42
Net investment income	816	924	509	520
Net realized capital gains (losses)	(74)	(275)	142	(107)
Amortization of deferred reinsurance gain	53	59	38	—
Total revenues	1,571	1,571	1,222	836
Benefits, losses and expenses
Benefits, loss and loss adjustment expenses	626	760	415	534
Amortization of deferred policy acquisition costs (“DAC”) and value of business acquired (“VOBA”)	50	(25)	98	16
Insurance operating costs and other expenses	364	423	235	183
Other intangible asset amortization	6	5	4	—
Dividends to policyholders	60	5	2	2
Total benefits, losses and expenses	1,106	1,168	754	735
Income before income taxes	465	403	468	101
Income tax expense	66	44	59	7
Net income	$399	$359	$409	$94

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018	January 1,
(In millions)	2020	2019	to December 31, 2018	2018 to May 31, 2018
Net income	$399	$359	$409	$94
Other comprehensive income (loss):
Change in net unrealized gain on fixed maturities	565	890	(173)	(430)
Change in unrealized losses on fixed maturities, AFS for which an allowance for credit losses (“ACL”) has been recorded	—
Change in net gain on cash-flow hedging instruments	(1)	—	—	(18)
Change in foreign currency translation adjustments	—	(2)	2	1
OCI, net of tax	564	888	(171)	(447)
Comprehensive income (loss)	$963	$1,247	$238	$(353)

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Balance Sheets

	Successor Company
	As of December 31,
(In millions, except for share data)	2020	2019
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (net of ACL of $1 and $0, respectively) (amortized cost of $13,137 and $13,020, respectively)	$14,875	$13,988
Equity securities, at fair value	65	45
Mortgage loans (net of ACL of $17 and $0, respectively)	2,092	2,241
Policy loans, at outstanding balance	1,452	1,467
Limited partnerships and other alternative investments	999	939
Other investments	24	40
Short-term investments	802	550
Total investments	20,309	19,270
Cash	40	128
Premiums receivable and agents’ balances, net	10	12
Reinsurance recoverables (net of ACL of $7 and $0, respectively)	27,455	28,824
VOBA	586	696
Deferred income taxes, net	478	681
Other intangible assets	40	46
Other assets	345	481
Separate account assets	109,625	104,575
Total assets	$158,888	$154,713
Liabilities
Reserve for future policy benefits	$18,625	$18,465
Other policyholder funds and benefits payable	25,307	27,161
Other liabilities	2,146	1,960
Separate account liabilities	109,625	104,575
Total liabilities	155,703	152,161
Commitments and Contingencies (Note 11)
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	1,761	1,761
Accumulated other comprehensive income (“AOCI”), net of tax	1,281	717
Retained earnings	137	68
Total stockholder’s equity	3,185	2,552
Total liabilities and stockholder’s equity	$158,888	$154,713

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Changes in Stockholder’s Equity

For the Year Ended December 31, 2020 (Successor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Equity
Balance, beginning of period	$6	$1,761	$717	$68	$2,552
Cumulative effect of accounting changes, net of tax	—	—	—	(11)	(11)
Adjusted balance, beginning of period	6	1,761	717	57	2,541
Net income	—	—	—	399	399
Total other comprehensive income	—	—	564	—	564
Dividends paid	—	—	—	(319)	(319)

Balance, end of period	$6	$1,761	$1,281	$137	$3,185

For the Year Ended December 31, 2019 (Successor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Equity
Balance, beginning of period	$6	$1,761	$(171)	$409	$2,005
Net income	—	—	—	359	359
Total other comprehensive income	—	—	888	—	888
Dividends paid	—	—	—	(700)	(700)

Balance, end of period	$6	$1,761	$717	$68	$2,552

For the Period of June 1, 2018 to December 31, 2018 (Successor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Total Equity
Balance, beginning of period	$6	$1,761	$—	$—	$1,767
Net income	—	—	—	409	409
Total other comprehensive loss	—	—	(171)	—	(171)

Balance, end of period	$6	$1,761	$(171)	$409	$2,005

For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Equity
Balance, beginning of period	$6	$3,539	$1,023	$2,112	$6,680
Cumulative effect of accounting changes, net of tax	—	—	182	(182)	—
Adjusted balance, beginning of period	6	3,539	1,205	1,930	6,680
Net income	—	—	—	94	94
Total other comprehensive loss	—	—	(447)	—	(447)
Capital contributions to parent	—	(619)	—	—	(619)
Capital contributions from parent	—	102	—	—	102
Balance, end of period	$6	$3,022	$758	$2,024	$5,810

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Cash Flows

	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
(In millions)	2020	2019
Operating Activities
Net income	$399	$359	$409	$94
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Net realized capital (gains) losses	74	275	(142)	107
Amortization of deferred reinsurance gain	(53)	(59)	(38)	—
Amortization of DAC and VOBA	50	(25)	98	16
Additions to DAC and VOBA	—	—	—	(1)
Depreciation and (accretion) amortization	69	51	31	(1)
Other operating activities, net	259	205	63	131
Change in assets and liabilities:
Increase in reinsurance recoverables	(331)	(272)	(990)	(2)
Decrease in accrued and deferred income taxes	54	51	29	274
Increase (decrease) in reserve for future policy benefits and unearned premiums	160	141	(503)	45

Net changes in other assets and other liabilities	185	(169)	302	(60)
Net cash provided by (used for) operating activities	866	557	(741)	603
Investing Activities
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	2,824	3,498	3,303	4,397

Equity securities, at fair value	7	213	68	49
Mortgage loans	373	257	101	116
Partnerships	77	134	83	188
Payments for the purchase of:
Fixed maturities, available-for-sale	(2,866)	(2,589)	(3,024)	(2,447)

Equity securities, at fair value	(26)	(5)	(10)	(25)
Mortgage loans	(242)	(413)	(323)	(86)
Partnerships	(134)	(156)	(97)	(80)
Net proceeds from (payments for) repurchase agreements program	(16)	19	(22)	—
Net proceeds from (payments for) derivatives	143	(272)	(303)	(200)
Net increase (decrease) in policy loans	15	(26)	18	(26)
Net sales of property and equipment	—	—	—	44
Net proceeds from (payments for) short-term investments	(234)	288	1,770	(1,494)
Other investing activities, net	(10)	8	16	27
Net cash provided by (used for) investing activities	(89)	956	1,580	463
Financing Activities
Deposits and other additions to investment and universal life-type contracts	1,971	2,168	1,959	1,782
Withdrawals and other deductions from investment and universal life-type contracts	(9,627)	(11,074)	(10,173)	(9,206)
Net transfers from separate accounts related to investment and universal life-type contracts	7,117	8,202	7,360	6,999
Decrease in securities loaned or sold under agreements to repurchase	(7)	(204)	(11)	(406)
Dividends paid	(319)	(700)	—	—
Return of capital to parent	—	—	—	(517)
Net repayments at maturity or settlement of consumer notes	—	—	—	(8)
Net cash used for financing activities	(865)	(1,608)	(865)	(1,356)
Foreign exchange rate effect on cash	—	2	—	—
Net decrease in cash	(88)	(93)	(26)	(290)
Cash — beginning of year	128	221	247	537
Cash — end of year	$40	$128	$221	$247
Supplemental Disclosure of Cash Flow Information
Income taxes received	$—	$25	$17	$271

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollar amounts in millions, unless otherwise stated)

1. Basis of Presentation and Significant Accounting Policies

Basis of Presentation

Talcott Resolution Life Insurance Company, formerly Hartford Life Insurance Company, (together with its subsidiaries, “TL,” “Company,” “we” or “our”) is a provider of insurance and investment products in the United States (“U.S.”) and is a wholly-owned subsidiary of Talcott Resolution Life, Inc., a Delaware corporation (“TLI”). Hopmeadow Holdings LP (“Hopmeadow Holdings”, or “HHLP “) is the ultimate parent of the Company.

The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

On May 31, 2018 the Company’s indirect parent, Hartford Holding, Inc. (“HHI”) completed the sale of the Company’s parent to a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group (“Global Atlantic”), Pine Brook and J. Safra Group. Although Talcott Resolution Life Insurance Company is no longer affiliated with The Hartford Financial Services Group, Inc. (“The Hartford”) or any of its subsidiaries, The Hartford retained a 9.7 percent ownership interest in HHLP (“Talcott Resolution Sale Transaction”).

In conjunction with the sale, the Company entered into a transition services agreement with The Hartford for a period up to three years to provide general ledger, cash management, and information technology infrastructure services. In 2020, the transition services agreement was completed as all supported services have fully transitioned to the Company. In March, 2019, a five year administrative services agreement was entered into for investment accounting services which replaced the services previously provided under the transition services agreement.

HHLP’s May 31, 2018 acquisition of TLI was accounted for by HHLP using business combination accounting. Under this method, the purchase price paid by the investor group was assigned to the identifiable assets acquired and liabilities assumed as of the acquisition date based on their fair value. The Company elected to apply “pushdown” accounting by applying the guidance permitted under Accounting Standards Codification (“ASC”) Topic 805 Business Combinations. By the application of pushdown accounting, the Company’s assets, liabilities and equity were accordingly adjusted to fair value on May 31, 2018 which generated both intangible assets and Value of Business Acquired (“VOBA”). Determining the fair value of certain assets acquired and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. Due to the application of pushdown accounting, TL’s financial statements and footnote disclosures are presented in two distinct periods to indicate the application of two different bases of accounting. The periods prior to June 1, 2018 are identified herein as “Predecessor,” while the periods subsequent to HHLP’s acquisition of TLI are identified as “Successor.” As a result of the change in the basis of accounting from historical GAAP to reflect HHLP’s purchase cost, the financial statements for the Predecessor period are not comparable to the Successor periods.

On June 1, 2018, TL executed reinsurance agreements to reinsure certain fixed immediate and deferred annuity contracts, variable payout separate account annuity contracts, standard mortality structured settlements, and period certain structured settlement annuity contracts (“Commonwealth Annuity Reinsurance Agreement”) to Commonwealth Annuity and Life Insurance Company (“Commonwealth”), a subsidiary of Global Atlantic which is a member of the acquiring investment group. TL reinsured an 85% quota share, except 75% for standard mortality structured settlements, in exchange for a $357 ceding commission that was fixed based on reinsuring approximately $9.3 billion of reserves as of December 31, 2016, plus annuitizations through closing and annuitizations from market value adjusted annuities post-close. The reinsurance agreement was executed after the Talcott Resolution Sale Transaction, and as such, the accounting for the agreement was recorded after the TL balance sheet was adjusted to fair value in purchase and pushdown accounting. A deferred gain, net of amortization, of $878 is recorded in Other liabilities on the Consolidated Balance Sheet related to this reinsurance agreement and will be amortized over the life of the underlying policies reinsured.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

COVID 19 Update

The impact of the outbreak and continuing spread of the novel coronavirus (“COVID-19”) and the related disruption to the worldwide economy continues to affect companies across all industries. For the year ended December 31, 2020 (Successor Company), the COVID-19 pandemic did have varying impacts on components of revenue, however, there was no overall impact as revenues were flat year over year. The duration and impact of the COVID-19 public health crisis on financial markets, overall economy and our operations remain uncertain, as is the efficacy of government and central bank interventions. The Company successfully transitioned to a fully remote work environment in March of 2020 and remains fully remote with minimal disruption to our operations. As further discussed in this document, the Company’s financial performance is dependent on financial market conditions and potential newly emergent trends in mortality and policyholder behavior as a result of the COVID-19 public health crisis. As such, the Company continues to be unable to quantify its impact on the financial results and operations in future periods.

Consolidation

The Consolidated Financial Statements include the accounts of TL and entities the Company directly or indirectly has a controlling financial interest in which the Company is required to consolidate. Entities in which TL has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. All intercompany transactions and balances between TL and its subsidiaries have been eliminated.

Use of Estimates

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets (including VOBA) and liabilities associated with variable annuity and other universal life-type contracts; evaluation of credit losses on fixed maturities, AFS and ACL on mortgage loans; living benefits required to be fair valued; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; amortization of the deferred gain on reinsurance; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements. The ultimate extent to which the COVID-19 pandemic will directly impact the Company’s business, results of operations and financial condition will depend on future developments that are highly uncertain. Actual results may differ from these estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Adoption of New Accounting Standards

Reclassification of Effect of Tax Rate Change from AOCI to Retained Earnings

In February 2018, the FASB issued new accounting guidance for the effect on deferred tax assets and liabilities related to items recorded in AOCI resulting from legislated tax reform enacted on December 22, 2017. The tax reform reduced the federal tax rate applied to the Company’s deferred tax balances from 35% to 21% on enactment. Under U.S. GAAP, the Company recorded the total effect of the change in enacted tax rates on deferred tax balances as a charge to income tax expense within net income, including the change in deferred tax balances related to components of AOCI. The new accounting guidance permitted the Company to reclassify the “stranded” tax effects out of AOCI and into retained earnings that resulted from recording the tax effects of unrealized investment gains at a 35% tax rate because the 14 point reduction in tax rate was recognized in net income instead of other comprehensive income. On January 1, 2018, the Company (Predecessor Company) adopted the new guidance and recorded a reclassification of $193 which increased AOCI and reduced retained earnings.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Financial Instruments - Recognition and Measurement

On January 1, 2018, the Company (Predecessor Company) adopted updated guidance issued by the FASB for the recognition and measurement of financial instruments through a cumulative effect adjustment to the opening balances of retained earnings and AOCI. The new guidance requires investments in equity securities to be measured at fair value with any changes in valuation reported in net income except for investments that are consolidated or are accounted for under the equity method of accounting. The new guidance also requires a deferred tax asset resulting from net unrealized losses on available-for-sale fixed maturities that are recognized in AOCI to be evaluated for recoverability in combination with the Company’s other deferred tax assets. Under prior guidance, the Company reported equity securities, available for sale (“AFS”), at fair value with changes in fair value reported in other comprehensive income. As of January 1, 2018, the Company (Predecessor Company) reclassified from AOCI to retained earnings net unrealized gains of $11, after tax, related to equity securities having a fair value of $154. Beginning in 2018, the Company reports equity securities at fair value with changes in fair value reported in net realized capital gains and losses.

Revenue Recognition

On January 1, 2018, the Company (Predecessor Company) adopted the FASB’s updated guidance for recognizing revenue from contracts with customers, which excludes insurance contracts and financial instruments. Revenue subject to the guidance is recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to receive in exchange for those goods or services. The updated guidance is consistent with previous guidance for the Company’s transactions and did not have an effect on the Company’s financial position, cash flows or net income.

Revenue from customers for other than insurance and investment contracts was $80 and $84 for the years ended December 31, 2020 and 2019, respectively (Successor Company), $54 for the period of June 1, 2018 to December 31, 2018 (Successor Company) and $40 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company). The Company earns revenues from these contracts primarily for administrative and distribution services fees from offering certain fund families as investment options in its variable annuity products. Fees are primarily based on the average daily net asset values of the funds and are recorded in the period in which the services are provided and collected monthly. Fluctuations in domestic and international markets and related investment performance, volume and mix of sales and redemptions of the funds, and other changes to the composition of assets under management are all factors that ultimately have a direct effect on fee income earned.

Hedging Activities

The FASB issued updated guidance on hedge accounting. The updates allow hedge accounting for new types of interest rate hedges of financial instruments and simplify documentation requirements to qualify for hedge accounting. In addition, any gain or loss from hedge ineffectiveness will be reported in the same income statement line with the effective hedge results and the hedged transaction. For cash flow hedges, the ineffectiveness will be recognized in earnings only when the hedged transaction affects earnings; otherwise, the ineffectiveness gains or losses will remain in AOCI. Under previous accounting, total hedge ineffectiveness was reported separately in realized gains and losses apart from the hedged transaction. The updated guidance was effective January 1, 2019 through a cumulative effect adjustment that will reclassify cumulative ineffectiveness on open cash flow hedges from retained earnings to AOCI. As a result of pushdown accounting, derivative instruments that qualified for hedge accounting were recorded at fair value through adjustments to additional paid in capital at the acquisition date. As of December 31, 2018 (Successor Company), the Company had no derivative instruments that qualify for hedge accounting, therefore there was no impact on the Company’s financial statements upon adoption.

Changes to the Disclosure Requirements for Fair Value Measurement

On August 28, 2018 the FASB issued Accounting Standards Update (“ASU”) 2018-13 which removes, modifies and adds certain disclosure requirements related to fair value measurements in ASC 820, Fair Value Measurements. As permitted by the guidance, the Company early adopted amendments in this guidance effective December 31, 2019. The adoption of ASU 2018-13 did not have a material impact on the Company’s consolidated financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Financial Instruments - Credit Losses

On January 1, 2020 the Company adopted ASU 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments,(“ASU 2016-13”, or “CECL”) together with related updated guidance for recognition and measurement of credit losses on certain financial instruments not carried at fair value, including reinsurance recoverables. This guidance replaces the “incurred loss” approach with an “expected loss” model for recognizing credit losses for instruments carried at amortized cost, which resulted in the recognition of greater allowances for losses. Under the new model, an allowance for credit losses (“ACL”) is recognized as an estimate of credit losses expected over the life of financial instruments, such as mortgage loans, reinsurance recoverables and off-balance sheet credit exposures that the Company cannot unconditionally cancel. The measurement of the expected credit loss estimate is based on historical loss data, current conditions, and reasonable and supportable forecasts.

Credit losses on fixed maturities, AFS carried at fair value continue to be measured similar to previous guidance for other-than-temporary impairments (“OTTI”); however, losses are now recognized through the ACL and no longer as an adjustment to the amortized cost. Recoveries of OTTI on fixed maturities, AFS are recognized as reversals of the ACL recognized through net realized capital gains and losses and no longer accreted as net investment income through an adjustment to the investment yield. For fixed maturities, AFS this guidance is applied prospectively. Additionally, the new guidance requires purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance to establish an ACL at acquisition, which is recorded with the purchase price to establish the initial amortized cost of the investment.

The Company adopted the guidance through a cumulative-effect adjustment that decreased retained earnings by $11, after tax, primarily related to the Company’s mortgage loan investments. No ACL was recognized at adoption for fixed maturities, AFS as those provisions of the guidance are applied prospectively. Upon adoption, the Company did not have any purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance.

Summary of Adoption Impacts
ACL on mortgage loans	$(9)
ACL on reinsurance recoverables	(5)
Deferred income tax asset	3
Net decrease to retained earnings	$(11)

Future Adoption of New Accounting Standards

Targeted Improvements to the Accounting for Long Duration Contracts

The FASB issued ASU 2018-12 on August 15, 2018 which impacts the existing recognition, measurement, presentation and disclosure requirements for certain long duration contracts issued by an insurance company. The guidance is intended to improve the timeliness of recognizing changes in the liability for future policy benefits by requiring annual or more frequent updates of insurance assumptions and modifying the rate used to discount future cash flows. Cash flows under the new guidance are required to be discounted using an upper-medium grade fixed income instrument yield. The discount rate is required to be updated at each reporting date, with the effect of discount rate changes on the liability recorded in OCI. This is a change from current GAAP which utilizes assumptions, including discount rate, “locked in” at policy issuance and until such time significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. When this occurs, premium deficiency reserves are recognized by unlocking reserve assumptions to eliminate a reserve deficiency under current GAAP.

Further, the guidance seeks to improve the accounting for certain market-based options or guarantees associated with account balance contracts and improve the effectiveness of the required disclosures. These market risk benefit features are required to be measured at fair value with changes in fair value recorded in net income with the exception of changes in the fair value attributable to a change in the instrument’s credit risk, which are required to be recognized in OCI. Additionally, this ASU requires new disclosures including liability rollforwards and information about significant inputs, judgments, assumptions, and methods used in the measurement.

This guidance was amended through the issuance of ASU 2020-11, which deferred the effective date the Company is required to adopt the guidance to January 1, 2023, with early adoption permitted. The Company continues to assess its policies, processes, and applicable systems to determine the impact this standard will have on its operations and financial results. While it is not possible to reasonably estimate the expected impact of adoption at this time, given the nature and extent of the required changes to a significant portion of the Company’s operations, adoption is expected to have a material impact on our consolidated financial statements and related disclosures. This guidance represents a significant change from existing GAAP; however, it does not change the underlying economics of the business or its related cash flows.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Significant Accounting Policies

The Company’s significant accounting policies are as follows:

Segment Information

The Company has no reportable segments and its principal products and services are comprised of variable annuities, fixed and payout annuities, and private-placement life insurance. The Company’s determination that it has no reportable segments is based on the fact that the Company’s chief operating decision maker reviews the Company’s financial performance at a consolidated level.

Revenue Recognition

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life products, premiums are recognized as revenue when due from policyholders.

Income Taxes

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company’s current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.

Investments

Overview

The Company’s investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments are classified as AFS and are carried at fair value, net of ACL, in accordance with new guidance adopted January 1, 2020 regarding expected credit losses. The after-tax difference between fair value and cost or amortized cost is reflected in stockholder’s equity as a component of AOCI, after adjustments for the effect of VOBA (Successor Company) and reserve adjustments. Equity securities are measured at fair value with any changes in valuation reported in net income. For further information, see Financial Instruments - Recognition and Measurement discussion above. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of ACL. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and are primarily accounted for under the equity method with the Company’s share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month lag and hedge funds on a one-month lag. Accordingly, income for the years ended December 31, 2020 and 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company) and and the period of January 1, 2018 to May 31, 2018 (Predecessor Company) may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments’ general partners. Other investments consist of derivative instruments which are carried at fair value and real estate acquired in satisfaction of debt.

Net Realized Capital Gains and Losses

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in equity securities and derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments and changes in the ACL on fixed maturities, AFS; mortgage loans; and reinsurance recoverables are recognized as net realized capital losses in accordance with the Company’s impairment and ACL policies as discussed in Note 3 - Investments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Net Investment Income

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future prepayments using the retrospective method; however, if these investments have previously recognized an ACL and for certain other asset-backed securities, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends are recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings. Prior to January 1, 2020 the Company applied OTTI guidance to debt securities in an unrealized loss position and accreted the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary. In accordance with accounting guidance adopted January 1, 2020 regarding expected credit losses, the losses are now recognized through an ACL and no longer as an adjustment to amortized cost. The Company’s non-income producing investments were not material for the years ended December 31, 2020 and 2019, (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company).

Derivative Instruments

Overview

The Company utilizes a variety of over-the-counter (“OTC”) transactions cleared through central clearing houses (“OTC-cleared”) and exchange traded derivative instruments as part of its overall risk management strategy as well as to enter into replication transactions. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives:

•                   to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility;

•                   to manage liquidity;

•                   to control transaction costs;

•                   to enter into synthetic replication transactions.

Interest rate and credit default swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment determined at inception is made by the purchaser of the contract and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

The Company’s derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.

The Company clears certain interest rate swap and credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid securities, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 - Derivative Instruments of Notes to Consolidated Financial Statements. In addition, OTC-cleared transactions include price alignment amounts either received or paid on the variation margin, which are reflected in realized capital gains and losses or, if characterized as interest, in net investment income.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow” hedge), (2) a hedge of a net investment in a foreign operation (“net investment” hedge) or (3) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Cash Flow Hedges - Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. For periods prior to 2019, hedge ineffectiveness was recorded immediately in current period earnings as net realized capital gains and losses. With the January 1, 2019 adoption of the updated FASB hedging guidance, ineffectiveness is recognized in earnings only when the hedged transaction affects earnings; otherwise, the ineffectiveness gains and losses remain in AOCI. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Cash flows from cash flow hedges are presented in the same category as the cash flows from the items being hedged on the Consolidated Statements of Cash Flows.

Other Investment and/or Risk Management Activities - The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item.

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

When cash flow hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the hedged item.

Embedded Derivatives

The Company purchases investments and has previously issued financial products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument on the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

Credit risk is defined as the risk of financial loss due to uncertainty of an obligor’s or counterparty’s ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association (“ISDA”) agreements which are structured by legal entity and by counterparty, and permit right of offset. Some agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company’s domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.

Cash

Cash represents cash on hand and demand deposits with banks or other financial institutions.

Reinsurance

The Company cedes insurance to unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e., risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an ACL which is based on the expectation of lifetime credit loss.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company.

Deferred Policy Acquisition Costs (Predecessor Company)/Value of Business Acquired (Successor Company)

Deferred policy acquisition costs (“DAC”) represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts. As a result of the Talcott Resolution Sale Transaction being recorded at fair value, DAC which does not represent future cash flows, was eliminated in pushdown accounting.

VOBA represents the estimated value assigned to the right to receive future gross profits from cash flows and earnings of acquired insurance and investment contracts as of the date of the transaction. It is based on the actuarially estimated present value of future cash flows from the acquired insurance and investment contracts in-force as of the date of the transaction. The principal assumptions used in estimating the fair value calculation of VOBA include mortality, persistency, expenses, and interest rates, in addition to other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over estimated gross profits (“EGPs”) and it is reviewed for recoverability quarterly.

Prior to June 2018, for universal life-type contracts (including variable annuities), the DAC asset was amortized over the estimated life of the contracts acquired in proportion to the present value of EGPs. The Company also uses the present value EGPs to determine reserves for universal life type contracts(including variable annuities) with death or other insurance benefits such as guaranteed minimum death, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that time frame are immaterial. Future gross profits are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; full and partial surrender rates; interest credited; mortality; and annuitization rates. Changes in these assumptions and changes to other assumptions such as expenses and hedging costs cause EGPs to fluctuate, which impacts earnings.

The Company determines EGPs using a set of stochastic reversion to mean (“RTM”) separate account return projections which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company’s VOBA model is adjusted to reflect actual market returns at the end of each quarter. Through a consideration of recent market returns, the Company will unlock (“Unlock”), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.

In the fourth quarter of 2020, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax charge and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder behavior assumptions if credible emerging data indicates that changes are warranted. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the VOBA models, as well as EGPs used in the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the VOBA (Successor Company), death and other insurance benefit reserve balances on the Consolidated Balance Sheets with an offsetting benefit or charge on the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company’s current best estimate assumptions. The Company also tests the aggregate recoverability of VOBA (Successor Company) by comparing the existing balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Policyholders or their beneficiaries may make modifications to existing contracts. If the new modification results in a substantially changed replacement contract, the existing VOBA is written off through income. If the modified contract is not substantially changed, the existing VOBA continues to be amortized and incremental costs are expensed in the period incurred.

Reserve for Future Policy Benefits

Reserve for Future Policy Benefits on Universal Life-type Contracts

Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit (“GMDB”) and the life-contingent portion of guaranteed minimum withdrawal benefit (“GMWB”) riders offered with variable annuity contracts, as well as secondary guarantee benefits offered with universal life insurance contracts. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. GMDB riders on variable annuities provide a death benefit during the accumulation phase that is generally equal to the greater of (a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value (“MAV”). For the Company’s products with life-contingent GMWB riders, the withdrawal benefit can exceed the guaranteed remaining balance (“GRB”), which is generally equal to premiums less withdrawals. In addition to recording an account value liability that represents policyholder funds, the Company records a death and other insurance benefit liability for GMDBs, the life-contingent portion of GMWBs and the universal life insurance secondary guarantees. This death and other insurance benefit liability is reported in reserve for future policy benefits on the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses on the Company’s Consolidated Statements of Operations.

The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected assessments and investment margin. Total expected assessments are the aggregate of all contract charges, including those for administration, mortality, expense, and surrender. The liability is accrued as actual assessments are earned. The expected present value of benefits and assessments are generally derived from a set of stochastic scenarios that have been calibrated to our RTM separate account returns and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company’s policy on the Unlock, the Company regularly evaluates estimates used and adjusts the liability, with a related charge or credit to benefits, losses and loss adjustment expenses. For further information on the Unlock, see the Deferred Policy Acquisition Costs (Predecessor Company)/Value of Business Acquired (Successor Company) accounting policy section within this footnote.

The Company reinsures a portion of its in-force GMDB, GMWB, and all of its universal life insurance secondary guarantees. Net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

Reserve for Future Policy Benefits on Traditional Annuity and Other Contracts

Traditional annuities recorded within the reserve for future policy benefits primarily include life-contingent contracts in the payout phase such as structured settlements and terminal funding agreements. Other contracts within the reserve for policyholder benefits include whole life and guaranteed term life insurance contracts. The reserve for future policy benefits is calculated using standard actuarial methods considering the present value of future benefits and related expenses to be paid less the present value of the portion of future premiums required using assumptions “locked in” at the time the policies were issued, including discount rate, withdrawal, mortality and expense assumptions deemed appropriate at the issue date. Future policy benefits are computed at amounts that, with additions from any estimated premiums to be received and with interest on such reserves compounded annually at assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. While assumptions are locked in upon issuance of new contracts and annuitizations of existing contracts, significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. Premium deficiency reserves, if any, are established based on current assumptions without considering a provision for adverse deviation. Changes in or deviations from the assumptions used can significantly affect the Company’s reserve levels and results from operations.

The Company uses reinsurance for a portion of its fixed and payout annuity businesses and its life insurance business.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Other Policyholder Funds and Benefits Payable

Other policyholder funds and benefits payable primarily include the non-variable account values associated with variable annuity and other universal life-type contracts, investment contracts, the non-life contingent portion of GMWBs that are accounted for as embedded derivatives at fair value as well as other policyholder account balances associated with our life insurance businesses. Investment contracts are non-life contingent and include institutional and governmental deposits, structured settlements and fixed annuities. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals, payments and assessments through the financial statement date. For discussion of fair value of GMWBs that represent embedded derivatives, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

Separate Account Liabilities

The Company records the variable account value portion of variable annuities, variable life insurance products and individual, institutional, and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability. Changes in the value of separate account assets and separate account liabilities are reported in the same line item on the Consolidated Statements of Operations. The Company earns fee income for investment management, certain administrative services and mortality and expense risks.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements

The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:

Level 1                              Fair values based primarily on unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.

Level 2                              Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.

Level 3                              Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair values uses considerable judgment and represents the Company’s best estimate of an amount that could be realized in a market exchange for the asset or liability. Also included are securities that are traded within illiquid markets and/or priced by independent brokers.

The Company will classify the financial asset or liability by level based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable inputs (e.g., changes in interest rates) and unobservable inputs (e.g., changes in risk assumptions) are used to determine fair values that the Company has classified within Level 3.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Successor Company
Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2020
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
Asset backed securities (“ABS”)	$444	$—	$444	$—
Collateralized loan obligations (“CLOs”)	1,428	—	1,169	259
Commercial mortgage-backed securities (“CMBS”)	1,215	—	1,161	54
Corporate	8,552	—	8,224	328
Foreign government/government agencies	266	—	266	—
Municipal	875	—	875	—
Residential mortgage-backed securities (“RMBS”)	769	—	615	154
U.S. Treasuries	1,326	117	1,209	—
Total fixed maturities	14,875	117	13,963	795
Equity securities, at fair value	65	11	22	32
Derivative assets
Foreign exchange derivatives	(1)	—	(1)	—
Interest rate derivatives	6	—	4	2
Macro hedge program	7	—	7	—
Total derivative assets [1]	12	—	10	2
Short-term investments	802	586	194	22
Reinsurance recoverable for GMWB	7	—	—	7
Separate account assets [2]	108,748	67,679	40,609	20
Total assets accounted for at fair value on a recurring basis	$124,509	$68,393	$54,798	$878
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$21	$—	$—	$21
Total other policyholder funds and benefits payable	21	—	—	21
Derivative liabilities
Foreign exchange derivatives	(1)	—	(1)	—
Interest rate derivatives	(19)	—	(19)	—
Macro hedge program	(460)	—	(19)	(441)
Total derivative liabilities [3]	(480)	—	(39)	(441)
Modified coinsurance reinsurance contracts	(93)	—	(93)	—
Total liabilities accounted for at fair value on a recurring basis	$(552)	$—	$(132)	$(420)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Successor Company
Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2019
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
ABS	$295	$—	$282	$13
CLOs	1,150	—	1,092	58
CMBS	1,391	—	1,354	37
Corporate	8,121	—	7,734	387
Foreign government/government agencies	409	—	409	—
Municipal	761	—	761	—
RMBS	868	—	621	247
U.S. Treasuries	993	—	993	—
Total fixed maturities	13,988	—	13,246	742
Equity securities, at fair value	45	11	1	33
Derivative assets
GMWB hedging instruments	23	—	—	23
Macro hedge program	49	—	—	49
Total derivative assets [1]	72	—	—	72
Other investments	6	—	6	—
Short-term investments	550	330	214	6
Reinsurance recoverable for GMWB	17	—	—	17
Separate account assets [2]	101,698	63,850	37,825	23
Total assets accounted for at fair value on a recurring basis	$116,376	$64,191	$51,292	$893
Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$5	$—	$—	$5
Total other policyholder funds and benefits payable	5	—	—	5
Derivative liabilities
Credit derivatives	(1)	—	(1)	—
Foreign exchange derivatives	(7)	—	(7)	—
Interest rate derivatives	(39)	—	(37)	(2)
GMWB hedging instruments	50	—	35	15
Macro hedge program	(163)	—	(1)	(162)
Total derivative liabilities [3]	(160)	—	(11)	(149)
Modified coinsurance reinsurance contracts	(43)	—	(43)	—
Total liabilities accounted for at fair value on a recurring basis	$(198)	$—	$(54)	$(144)

[1]           Includes derivative instruments in a net positive fair value position after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law. See footnote 3 to this table for derivative liabilities.

[2]           Approximately $877 and $2.4 billion of investment sales receivables, as of December 31, 2020 and 2019 (Successor Company), respectively, are excluded from this disclosure requirement because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value. Included in the total fair value amount are $441 and $461 of investments, as of December 31, 2020 and 2019 (Successor Company), respectively, for which the fair value is estimated using the net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy.

[3]           Includes derivative instruments in a net negative fair value position (derivative liability) after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Fixed Maturities, Equity Securities, Short-term Investments, and Free-standing Derivatives

Valuation Techniques

The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a “waterfall” approach comprised of the following pricing sources and techniques, which are listed in priority order:

•                  Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.

•                  Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third-party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long-dated securities, such as municipal securities and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.

•                  Internal matrix pricing, which is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer’s financial strength and term to maturity, using an independent public security index, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the inputs are observable or can be corroborated with observable data.

•                  Independent broker quotes, which are typically non-binding use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.

The fair value of free-standing derivative instruments is determined primarily using a discounted cash flow model or option model technique and incorporates counterparty credit risk. In some cases, quoted market prices for exchange-traded and OTC cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company’s view of what other market participants would use when pricing such instruments. Unobservable market data is used in the valuation of customized derivatives that are used to hedge certain GMWB variable annuity riders. See the section “GMWB Embedded, Customized, and Reinsurance Derivatives” below for further discussion of the valuation model used to value these customized derivatives.

Valuation Inputs

Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, certain short-term investments, and exchange traded futures and option contracts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Valuation Inputs Used in Levels 2 and 3 Measurements for Securities and Freestanding Derivatives

Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs
Fixed Maturity Investments
Structured securities (includes ABS, CLOs, CMBS and RMBS)

• Benchmark yields and spreads

• Monthly payment information

• Collateral performance, which varies by vintage year and includes delinquency rates, loss severity rates and refinancing assumptions

• Credit default swap indices

Other inputs for ABS, CLOs, and RMBS:

• Estimate of future principal prepayments, derived from the characteristics of the underlying structure

• Prepayment speeds previously experienced at the interest rate levels projected for the collateral

• Independent broker quotes

• Credit spreads beyond observable curve

• Interest rates beyond observable curve

Other inputs for less liquid securities or those that trade less actively, including subprime RMBS:

• Estimated cash flows

• Credit spreads, which include illiquidity premium

• Constant prepayment rates

• Constant default rates

• Loss severity

Corporates

• Benchmark yields and spreads

• Reported trades, bids, offers of the same or similar securities

• Issuer spreads and credit default swap curves

Other inputs for investment grade privately placed securities that utilize internal matrix pricing:

• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

• Independent broker quotes

• Credit spreads beyond observable curve

• Interest rates beyond observable curve

Other inputs for below investment grade privately placed securities:

• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

U.S Treasuries, Municipals, and Foreign government/government agencies

• Benchmark yields and spreads

• Issuer credit default swap curves

• Political events in emerging market economies

• Municipal Securities Rulemaking Board reported trades and material event notices

• Issuer financial statements

• Credit spreads beyond observable curve • Interest rates beyond observable curve
Equity Securities
• Quoted prices in markets that are not active	• For privately traded equity securities, internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable
Short-term Investments
• Benchmark yields and spreads • Reported trades, bids, offers • Issuer spreads and credit default swap curves • Material event notices and new issue money market rates	• Independent broker quotes
Derivatives
Credit derivatives
• Swap yield curve • Credit default swap curves	Not applicable
Equity derivatives
• Equity index levels • Swap yield curve	• Independent broker quotes • Equity volatility
Foreign exchange derivatives
• Swap yield curve • Currency spot and forward rates • Cross currency basis curves	Not applicable
Interest rate derivatives
• Swap yield curve	• Independent broker quotes • Interest rate volatility • Swap curve beyond 30 years

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Securities
As of December 31, 2020 (Successor Company)
Assets Accounted for at Fair Value on a Recurring Basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CLOs [3]	$259	Discounted cash flows	Spread	249bps	305bps	304bps	Decrease
CMBS [3]	49	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	255bps	1,582bps	570bps	Decrease
Corporate [4]	269	Discounted cash flows	Spread	116bps	1,210bps	304bps	Decrease
RMBS [3]	154	Discounted cash flows	Spread [6]	7bps	592bps	119bps	Decrease
			Constant prepayment rate [6]	—%	10%	5%	Decrease [5]
			Constant default rate [6]	2%	6%	3%	Decrease
			Loss severity [6]	—%	100%	81%	Decrease
As of December 31, 2019 (Successor Company)
Assets accounted for at Fair Value on a Recurring Basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CLOs [3]	$58	Discounted cash flows	Spread	113bps	246bps	243bps	Decrease
CMBS [3]	37	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	9bps	1,832bps	266bps	Decrease
Corporate [4]	309	Discounted cash flows	Spread	93bps	823bps	236bps	Decrease
RMBS [3]	247	Discounted cash flows	Spread [6]	5bps	233bps	82bps	Decrease
			Constant prepayment rate [6]	—%	13%	6%	Decrease [5]
			Constant default rate [6]	2%	5%	3%	Decrease
			Loss severity [6]	—%	100%	70%	Decrease

[1]           The weighted average is determined based on the fair value of the securities.

[2]           Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[3]           Excludes securities for which the Company bases fair value on broker quotations.

[4]           Excludes securities for which the Company bases fair value on broker quotations; however, included are broker-priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.

[5]           Decrease for above market rate coupons and increase for below market rate coupons.

[6]           Generally, a change in the assumption used for the constant default rate would have been accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for constant prepayment rate and would have resulted in wider spreads.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

The tables below exclude certain securities for which fair values are predominately based on independent broker quotes.

Significant Unobservable Inputs for Level 3 - Freestanding Derivatives
As of December 31, 2020 (Successor Company)
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
Interest rate derivatives
Interest rate swaps	$2	Discounted cash flows	Swap curve beyond 30 years	1%	1%	1%	Decrease
Macro hedge program [3], [4]
Equity options	(471)	Option model	Equity volatility	—%	53%	31%	Increase
Customized swaps	21	Discounted cash flows	Equity volatility	16%	26%	19%	Increase
Interest rate swaption	9	Option model	Interest rate volatility	1%	1%	1%	Increase
As of December 31, 2019 (Successor Company)
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
Interest rate derivatives
Interest rate swaps	$(2)	Discounted cash flows	Swap curve beyond 30 years	2%	2%	2%	Decrease
GMWB hedging instruments
Customized swaps	35	Discounted cash flows	Equity volatility	11%	23%	17%	Increase
Interest rate swaption	3	Option model	Interest rate volatility	2%	2%	2%	Increase
Macro hedge program [3]
Equity options	(111)	Option model	Equity volatility	11%	35%	22%	Increase
Interest rate swaption	(3)	Option model	Interest rate volatility	2%	2%	2%	Increase

[1]           The weighted average is determined based on the fair value of the securities.

[2]           Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

[3]           Excludes derivatives for which the Company bases fair value on broker quotations.

[4]           Includes activity previously reported as GMWB hedging instruments. For further discussion please refer to GMWB Derivatives, net in Footnote 4 - Derivative Instruments of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

GMWB Embedded, Customized and Reinsurance Derivatives

GMWB Embedded Derivatives

The Company formerly offered certain variable annuity products with GMWB riders that provide the policyholder with a guaranteed remaining balance (“GRB”) which is generally equal to premiums less withdrawals. If the policyholder’s account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. When payments of the GRB are not life-contingent, the GMWB represents an embedded derivative carried at fair value reported in other policyholder funds and benefits payable on the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains and losses.

Free-standing Customized Derivatives

The Company holds free-standing customized derivative contracts to provide protection from certain capital markets risks for the remaining term of specified blocks of non-reinsured GMWB riders. These customized derivatives are based on policyholder behavior assumptions specified at the inception of the derivative contracts. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. These derivatives are reported on the Consolidated Balance Sheets within other investments or other liabilities, as appropriate, after considering the impact of master netting agreements.

GMWB Reinsurance Derivative

The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives carried at fair value and reported in reinsurance recoverables on the Consolidated Balance Sheets. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.

Valuation Techniques

Fair values for GMWB embedded derivatives, free-standing customized derivatives and reinsurance derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items. In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims. The excess of fees collected from the contract holder in the current period over the portion of fees attributed to the embedded derivative in the current period are associated with the host variable annuity contract and reported in fee income.

Valuation Inputs

The fair value for each of the non-life contingent GMWBs, the free-standing customized derivatives and the GMWB reinsurance derivative is calculated as an aggregation of the following components: Best Estimate Claim Payments; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed, to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.

Best Estimate Claim Payments

The Best Estimate Claim Payments are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior.

Credit Standing Adjustment

The credit standing adjustment is an estimate of the adjustment to the fair value that market participants would require in determining fair value to reflect the risk that GMWB benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of estimates of peer company and reinsurer bond spreads and credit default spreads from capital markets, adjusted for market recoverability.

Margins

The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Valuation Inputs Used in Levels 2 and 3 Measurements for GMWB Embedded, Customized and Reinsurance Derivatives

Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs

• Risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates
• Correlations of 10 years of observed historical returns across underlying well-known market indices
• Correlations of historical index returns compared to separate account fund returns
• Equity index levels

• Market implied equity volatility assumptions
• Credit standing adjustment assumptions

Assumptions about policyholder behavior, including:
• Withdrawal utilization
• Withdrawal rates
• Lapse rates
• Reset elections

Significant Unobservable Inputs for Level 3 GMWB Embedded Customized and Reinsurance Derivatives
As of December 31, 2020 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal Utilization [2]	—%	100%	62%	Increase
Withdrawal Rates [3]	4%	8%	6%	Increase
Lapse Rates [4]	—%	55%	5%	Decrease [8]
Reset Elections [5]	—%	99%	8%	Decrease [8]
Equity Volatility [6]	16%	28%	21%	Increase
Credit standing adjustment [7]	0.18%	0.45%	0.34%	Decrease
As of December 31, 2019 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal Utilization [2]	19%	100%	69%	Increase
Withdrawal Rates [3]	—%	7%	6%	Increase
Lapse Rates [4]	—%	61%	6%	Decrease [8]
Reset Elections [5]	—%	100%	11%	Increase
Equity Volatility [6]	10%	25%	19%	Increase
Credit standing adjustment [7]	0.07%	0.26%	0.17%	Decrease

[1]    Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[2]    Range represents assumed percentages of policyholders taking withdrawals.

[3]    Range represents assumed annual percentage of allowable amount withdrawn.

[4]    Range represents assumed annual percentages of policyholders electing a full surrender.

[5]    Range represents assumed annual percentages of eligible policyholders electing to reset their guaranteed benefit base.

[6]    Range represents implied market volatilities for equity indices based on multiple pricing sources.

[7]    Range represents Company credit spreads, adjusted for market recoverability.

[8]    The impact may be an increase for some contracts, particularly those with out of the money guarantees.

Separate Account Assets

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. For limited partnerships in which fair value represents the separate account’s share of the NAV, 43% and 49% were subject to significant liquidation restrictions as of December 31, 2020 and 2019 (Successor Company), respectively. Total limited partnerships that do not allow any form of redemption were 0% as of December 31, 2020 and 2019 (Successor Company), respectively. Separate account assets classified as Level 3 primarily include long-dated bank loans, subprime RMBS and commercial mortgage loans.

Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs

The Company uses derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated asset or liability. Therefore, the realized and unrealized gains and losses on derivatives reported in the Level 3 roll-forward may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2020 (Successor Company), for which the Company had used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of January 1, 2020	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2020
Assets
Fixed maturities, AFS
ABS	$13	$—	$(1)	$40	$—	$—	$—	$(52)	$—
CLOs	58	—	2	237	(28)	—	—	(10)	259
CMBS	37	—	(3)	18	—	—	2	—	54
Corporate	387	2	12	51	(40)	(24)	357	(417)	328
RMBS	247	—	—	57	(64)	(28)	—	(58)	154
Total fixed maturities, AFS	742	2	10	403	(132)	(52)	359	(537)	795
Equity securities, at fair value	33	—	—	1	—	(2)	—	—	32
Freestanding derivatives
Interest rate	(2)	4	—	—	—	—	—	—	2
GMWB hedging instruments	38	(38)	—	—	—	—	—	—	—
Total freestanding derivatives [5]	36	(34)	—	—	—	—	—	—	2
Reinsurance recoverable for GMWB	17	(21)	—	—	11	—	—	—	7
Separate accounts	23	—	—	12	—	(7)	—	(8)	20
Short-term investments	6	—	—	22	(6)	—	—	—	22
Total assets	$857	$(53)	$10	$438	$(127)	$(61)	$359	$(545)	$878
(Liabilities)
Freestanding derivatives
Macro hedge program	(113)	(456)	—	339	(211)	—	—	—	(441)
Total freestanding derivatives [5]	(113)	(456)	—	339	(211)	—	—	—	(441)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	5	67	—	—	(51)	—	—	—	21
Total other policyholder funds and benefits payable	5	67	—	—	(51)	—	—	—	21
Total liabilities	$(108)	$(389)	$—	$339	$(262)	$—	$—	$—	$(420)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2019 (Successor Company), for which the Company had used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of January 1, 2019	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2019
Assets
Fixed maturities, AFS
ABS	$2	$—	$—	$13	$—	$—	$—	$(2)	$13
CLOs	77	—	—	155	(91)	(5)	—	(78)	58
CMBS	41	—	2	53	(1)	—	—	(58)	37
Corporate	327	(3)	16	41	(15)	(106)	138	(11)	387
RMBS	443	—	1	—	(75)	(105)	—	(17)	247
Total fixed maturities, AFS	890	(3)	19	262	(182)	(216)	138	(166)	742
Equity securities, at fair value	46	(4)	—	2	(1)	(10)	—	—	33
Freestanding derivatives
Equity	—	(1)	—	1	—	—	—	—	—
GMWB hedging instruments	45	(35)	—	—	28	—	—	—	38
Total freestanding derivatives [5]	45	(36)	—	1	28	—	—	—	38
Reinsurance recoverable for GMWB	40	(34)	—	—	11	—	—	—	17
Separate accounts	40	—	—	82	—	(14)	12	(97)	23
Short-term investments	—	—	—	6	—	—	—	—	6
Total assets	$1,061	$(77)	$19	$353	$(144)	$(240)	$150	$(263)	$859
(Liabilities)
Freestanding derivatives
Interest rate	$(27)	$(6)	$—	$—	$31	$—	$—	$—	$(2)
Macro hedge program	247	(359)	—	(1)	—	—	—	—	(113)
Total freestanding derivatives [5]	220	(365)	—	(1)	31	—	—	—	(115)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	(80)	134	—	—	(49)	—	—	—	5
Total other policyholder funds and benefits payable	(80)	134	—	—	(49)	—	—	—	5
Total liabilities	$140	$(231)	$—	$(1)	$(18)	$—	$—	$—	$(110)

[1]           The Company classifies realized and unrealized gains (losses) on GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

[2]           Amounts in these columns are generally reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.

[3]           All amounts are before income taxes and amortization.

[4]           Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs. Transfers into and out of Level 3 for the year ended December 31, 2020, were primarily related to private securities that were priced using internal matrix pricing in the prior period, but changed to broker pricing in the current period and inversely, private securities that were priced using broker pricing in the prior period, but changed to internal matrix pricing in the current period.

[5]           Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported on the Consolidated Balance Sheets in other investments and other liabilities.

[6]           Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Changes          ncial Instruments Classified as Level 3 Still Held at End of Period [1] [2]

	Successor Company
	For the Years Ended December 31,
	2020	2019
Assets
Fixed maturities, AFS
Corporate	$—	$(4)
Total fixed maturities, AFS	—	(4)
Equity securities, at fair value	—	(2)
Freestanding derivatives
Equity	—	(1)
Interest rate	6	(6)
GMWB hedging instruments [3]	(16)	(35)
Total freestanding derivatives	(10)	(42)
Reinsurance recoverable for GMWB	(21)	(34)
Total assets	$(31)	$(82)
(Liabilities)
Freestanding derivatives
Macro hedge program [3]	$(212)	$(359)
Total freestanding derivatives	(212)	(359)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	67	134
Total other policyholder funds and benefits payable	67	134
Total liabilities	$(145)	$(225)

[1]           All amounts presented are reported in net realized capital gains (losses).The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.

[2]           Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.

[3]           The dynamic hedge program, which included GMWB hedging instruments, was closed in the first half of 2020. Any risks previously covered by the dynamic hedging program are now covered by the macro hedge program.

Changes in Unrealized Gains (Losses) included in OCI for Financial Instruments Classified as Level 3 Still Held at End of Period [1]

	Successor Company
	For the Years Ended December 31,
	2020	2019
Assets
Fixed maturities, AFS
CLOs	$1	$—
CMBS	(3)	1
Corporate	7	17
RMBS	(1)	1
Total fixed maturities, AFS	4	19
Total assets	$4	$19

[1]           Changes in unrealized gains (losses) on fixed maturities, AFS are reported in changes in net unrealized gain on securities on the Consolidated Statements of Comprehensive Income (Loss).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Financial Assets and Liabilities Not Carried at Fair Value (Successor Company)

	Fair Value Hierarchy Level	Carrying Amount [1]	Fair Value	Carrying Amount	Fair Value
		December 31, 2020		December 31, 2019
Assets
Policy loans	Level 3	$1,452	$1,452	$1,467	$1,467
Mortgage loans	Level 3	$2,092	$2,248	$2,241	$2,331
Liabilities
Other policyholder funds and benefits payable [2]	Level 3	$5,282	$5,261	$6,049	$5,912
Assumed investment contracts [3]	Level 3	$—	$—	$1	$1

[1]    As of December 31, 2020, carrying amount of mortgage loans is net of ACL of $17.

[2]    Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

[3]    Included in other liabilities on the Consolidated Balance Sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments

Net Investment Income

	Successor Company			Predecessor Company
	For the Years Ended		June 1, 2018	January 1,
	December 31,		to December	2018 to May
(Before tax)	2020	2019	31, 2018	31, 2018
Fixed maturities [1]	$518	$586	$343	$395
Equity securities	7	6	9	4
Mortgage loans	92	92	49	54
Policy loans	82	84	48	32
Limited partnerships and other alternative investments	130	161	67	41
Other investments [2]	13	19	11	13
Investment expenses	(26)	(24)	(18)	(19)
Total net investment income	$816	$924	$509	$520

[1]           Includes net investment income on short-term investments.

[2]           Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities along with income on assets from the Corporate Owned Life Insurance (“COLI”) block of business.

Net Realized Capital Gains (Losses)

	Successor Company			Predecessor Company
	For the Years Ended		June 1, 2018	January 1,
	December 31,		to December	2018 to May
(Before tax)	2020	2019	31, 2018	31, 2018
Gross gains on sales	$166	$67	$12	$49
Gross losses on sales	(32)	(18)	(38)	(112)
Equity securities [1]	1	2	(21)	2
Net credit losses on fixed maturities, AFS [2]	(1)
Change in ACL on mortgage loans [3]	(8)
Intent-to-sell impairments	(6)	—	(1)	—
Net OTTI losses recognized in earnings		(4)	(6)	—
Valuation allowances on mortgage loans		—	(5)	—
Results of variable annuity hedge program:
GMWB derivatives, net	82	53	12	12
Macro hedge program	(414)	(418)	153	(36)
Total results of variable annuity hedge program	(332)	(365)	165	(24)
Transactional foreign currency revaluation	3	(4)	9	(6)
Non-qualifying foreign currency derivatives	(7)	(4)	(10)	7
Other, net [4]	142	51	37	(23)
Net realized capital gains (losses)	$(74)	$(275)	$142	$(107)

[1]           The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2020 (Successor Company), were $4 for the year ended December 31, 2020 (Successor Company).The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2019 (Successor Company), were $(2) for the year ended December 31, 2019 (Successor Company).The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities were $(14) for the period of June 1, 2018 to December 31, 2018 (Successor Company), and $(3) for the period of January 1, 2018 to May 31, 2018 (Predecessor Company).

[2]           Due to the adoption of accounting guidance for credit losses on January 1, 2020, realized capital losses previously reported as OTTI are now presented as credit losses which are net of any recoveries. For further information, refer to Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

[3]           Represents the change in ACL recorded during the period following the adoption of accounting guidance for credit losses on January 1, 2020. For further information, refer to Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

[4]           Includes gains (losses) on non-qualifying derivatives, excluding foreign currency derivatives, of $149 for the year ended December 31, 2020 (Successor Company), $54 for the year ended December 31, 2019 (Successor Company), $35 for the period of June 1, 2018 to December 31, 2018 (Successor Company), and $(10) for the period of January 1, 2018 to May 31, 2018 (Predecessor Company).

Sales of AFS Securities

	Successor Company			Predecessor Company
	For the Years Ended		June 1, 2018	January 1,
	December 31,		to December	2018 to May
	2020	2019	31, 2018	31, 2018
Fixed maturities, AFS
Sale proceeds	$1,789	$2,541	$2,523	$3,523
Gross gains	165	67	12	45
Gross losses	(31)	(16)	(37)	(47)

Sales of AFS securities in 2020 were primarily a result of tactical changes to the portfolio as a result of changing market conditions and to a lesser extent duration and liquidity management.

Accrued Interest Receivable on Fixed Maturities, AFS and Mortgage Loans

As of December 31, 2020 and 2019 (Successor Company), the Company reported accrued interest receivable related to fixed maturities, AFS of $114 and $122, respectively, and accrued interest receivable related to mortgage loans of $7 and $8, respectively. These amounts are recorded in other assets on the Consolidated Balance Sheets and are not included in the amortized cost or fair value of the fixed maturities or mortgage loans. The Company does not include the current accrued interest receivable balance when estimating the ACL. The Company has a policy to write-off accrued interest receivable balances that are more than 90 days past due. Write-offs of accrued interest receivable are recorded as a credit loss component of realized capital gains and losses.

Interest income on fixed maturities and mortgage loans is accrued unless it is past due over 90 days or management deems the interest uncollectible.

Recognition and Presentation of Intent-to-Sell Impairments and ACL on Fixed Maturities, AFS

The Company will record an “intent-to-sell impairment” as a reduction to the amortized cost of fixed maturities, AFS in an unrealized loss position if the Company intends to sell or it is more likely than not that the Company will be required to sell the fixed maturity before a recovery in value. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value on the impairment date and the amortized cost basis of the fixed maturity before recognizing the impairment.

When fixed maturities are in an unrealized loss position and the Company does not record an intent-to-sell impairment, the Company will record an ACL, through net realized capital gains and losses, for the portion of the unrealized loss due to a credit loss. Any remaining unrealized loss on a fixed maturity after recording an ACL is the non-credit amount and is recorded in OCI. The ACL is the excess of the amortized cost over the greater of the Company’s best estimate of the present value of expected future cash flows or the security’s fair value. Cash flows are discounted at the effective yield that is used to record interest income. The ACL cannot exceed the unrealized loss and, therefore, it may fluctuate with changes in the fair value of the fixed maturity if the fair value is greater than the Company’s best estimate of the present value of expected future cash flows. The initial ACL and any subsequent changes are recorded in net realized capital gains and losses. The ACL is written off against the amortized cost in the period in which all or a portion of the related fixed maturity investment is determined to be uncollectible.

Prior to January 1, 2020, the Company recorded an OTTI for those fixed maturities for which the Company did not expect to recover the entire amortized cost basis. For these securities, the excess of the amortized cost basis over its fair value was separated into the portion representing a credit OTTI, which was recorded in net realized capital losses, and the remaining non-credit amount, which was recorded in OCI. The credit OTTI amount is the excess of its amortized cost basis over the Company’s best estimate of discounted expected future cash flows. The non-credit amount is the excess of the best estimate of the discounted expected future cash flows over the fair value.The Company’s best estimate of discounted

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

expected future cash flows became the new cost basis and accreted prospectively into net investment income over the estimated remaining life of the security. Amounts previously recognized in accumulated other comprehensive income as of the ASU 2016-13 guidance adoption date that relate to improvements in cash flows expected to be collected will continue to be accreted into income over the asset’s remaining life.

Developing the Company’s best estimate of expected future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. The Company’s considerations include, but are not limited to (a) changes in the financial condition of the issuer and/or the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) credit ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.

For non-structured securities, assumptions include, but are not limited to, economic and industry-specific trends and fundamentals, instrument-specific developments including changes in credit ratings, industry earnings multiples and the issuer’s ability to restructure, access capital markets, and execute asset sales.

For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ratios (“LTVs”), average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.

ACL on Fixed Maturities, AFS by Type for the Year Ended December 31, 2020 (Successor Company)

(Before tax)	Corporate	Total
Balance, beginning of year	$—	$—
Credit losses on fixed maturities where an allowance was not previously recorded	1	1
Balance as of end of period	$1	$1

Cumulative Credit Impairments on Fixed Maturities, AFS

	Successor Company		Predecessor Company
(Before tax)	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
Balance as of beginning of period	$(6)	$—	$(88)
Additions for credit impairments recognized on [1]:
Fixed maturities not previously impaired	(4)	(6)	—
Reductions for credit impairments previously recognized on:
Fixed maturities that matured or were sold during the period	6	—	17
Fixed maturities due to an increase in expected cash flows	—	—	1
Balance as of end of period	$(4)	$(6)	$(70)

[1]           These additions are included in net realized capital gains (losses) on the Consolidated Statements of Operations.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Fixed Maturities, AFS

Fixed Maturities, AFS by Type
	Successor Company
	December 31, 2020					December 31, 2019
	Amortized Cost [1]	ACL [2]	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost [1]	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non- Credit OTTI [3]
ABS	$436	$—	$8	$—	$444	$291	$4	$—	$295	$—
CLOs	1,425	—	7	(4)	1,428	1,150	6	(6)	1,150	—
CMBS	1,152	—	77	(11)	1,215	1,331	65	(3)	1,391	—
Corporate	7,240	(1)	1,296	(12)	8,552	7,403	696	(7)	8,121	—
Foreign govt./govt. agencies	236	—	32	—	266	382	30	(1)	409	—
Municipal	761	—	115	(1)	875	705	56	—	761	—
RMBS	745	—	26	(2)	769	853	16	(1)	868	—
U.S. Treasuries	1,142	—	192	(8)	1,326	905	88	—	993	—
Total fixed maturities, AFS	$13,137	$(1)	$1,753	$(38)	$14,875	$13,020	$961	$(18)	$13,988	$—

[1]           The cost or amortized cost of assets that support modified coinsurance reinsurance contracts were not adjusted as part of the application of pushdown accounting. As a result, gross unrealized gains (losses) only include subsequent changes in value recorded in AOCI beginning June 1, 2018. Prior changes in value have been recorded in additional paid-in capital.

[2]           Represents the ACL recorded following the adoption of accounting guidance for credit losses on January 1, 2020. For further information refer to Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

[3]           Represents the amount of cumulative non-credit impairment losses recognized in OCI on fixed maturities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2019 (Successor Company).

Fixed maturities, AFS, by Contractual Maturity Year
	Successor Company
	December 31, 2020		December 31, 2019
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$238	$241	$295	$300
Over one year through five years	1,376	1,462	1,260	1,297
Over five years through ten years	1,808	2,052	1,824	1,951
Over ten years	5,957	7,264	6,016	6,736
Subtotal	9,379	11,019	9,395	10,284
Mortgage-backed and asset-backed securities	3,758	3,856	3,625	3,704
Total fixed maturities, AFS	$13,137	$14,875	$13,020	$13,988

Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company’s stockholder’s equity, other than the U.S. government and certain U.S. government agencies as of December 31, 2020 or 2019 (Successor Company). As of December 31, 2020 (Successor Company), other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were the IBM Corporation, Walt Disney Company, and Wells Fargo & Company, which each comprised less than 1% of total invested assets. As of December 31, 2019 (Successor Company), other than U.S. government and certain U.S. government agencies, the Company’s three

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

largest exposures by issuer were the IBM Corporation, Walt Disney Company, and the Microsoft Corporation, which each comprised less than 1% of total invested assets.

The Company’s three largest exposures by sector as of December 31, 2020 (Successor Company), were financial services, utilities, and the CLO sector which comprised approximately 8%, 8%, and 7%, respectively, of total invested assets. The Company’s three largest exposures by sector as of December 31, 2019 (Successor Company) were utilities, CMBS, and financial services which comprised approximately 7%, 7%, and 7%, respectively, of total invested assets.

Unrealized Losses on Fixed Maturities, AFS

Unrealized Loss Aging for Fixed Maturities, AFS by Type and Length of Time as of December 31, 2020
Successor Company
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
ABS	$—	$—	$16	$—	$16	$—
CLOs	346	(1)	411	(3)	757	(4)
CMBS	214	(11)	2	—	216	(11)
Corporate	110	(9)	63	(3)	173	(12)
Foreign govt./govt. agencies	1	—	—	—	1	—
Municipal	28	(1)	—	—	28	(1)
RMBS	223	(1)	39	(1)	262	(2)
U.S. Treasuries	236	(8)	—	—	236	(8)
Total fixed maturities, AFS in an unrealized loss position	$1,158	$(31)	$531	$(7)	$1,689	$(38)

Unrealized Loss Aging for Fixed Maturities, AFS by Type and Length of Time as of December 31, 2019

	Successor Company
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
ABS	$51	$—	$14	$—	$65	$—
CLOs	188	(1)	642	(5)	830	(6)
CMBS	93	(2)	9	(1)	102	(3)
Corporate	144	(3)	176	(4)	320	(7)
Foreign govt./govt. agencies	5	—	30	(1)	35	(1)
Municipal	51	—	—	—	51	—
RMBS	80	—	87	(1)	167	(1)
U.S. Treasuries	13	—	—	—	13	—
Total fixed maturities, AFS in an unrealized loss position	$625	$(6)	$958	$(12)	$1,583	$(18)

As of December 31, 2020 (Successor Company), fixed maturities, AFS in an unrealized loss position consisted of 377 instruments, primarily in the corporate sectors, most notably energy issuers and issuers in the transportation services sector, and CMBS which were depressed largely due to widening of credit spreads since the purchase date. As of December 31, 2020 (Successor Company), 99% of these fixed maturities were depressed less than 20% of cost or amortized cost. The increase in unrealized losses during 2020 was primarily attributable to wider credit spreads within higher yielding corporates and CMBS and higher interest rates on U.S. Treasuries purchased earlier in the year.

Most of the fixed maturities depressed for twelve months or more relate to CLOs and corporates. CLO securities and corporate fixed maturities were primarily depressed because current market spreads are wider than at the respective purchase dates. The Company neither has an intention to sell nor does it expect to be required to sell the fixed maturities outlined in the preceding discussion. The decision to record credit losses on fixed maturities, AFS in the form of an ACL

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

requires us to make qualitative and quantitative estimates of expected future cash flows. Actual cash flows could deviate significantly from our expectations resulting in realized losses in future periods.

Mortgage Loans

ACL on Mortgage Loans

The Company reviews mortgage loans on a quarterly basis to estimate the ACL, with changes in the ACL recorded in net realized capital gains and losses. Apart from an ACL recorded on individual mortgage loans where the borrower is experiencing financial difficulties, the Company records an ACL on the pool of mortgage loans based on lifetime expected credit losses. The Company utilizes a third-party forecasting model to estimate lifetime expected credit losses at a loan level under multiple economic scenarios. The scenarios use macroeconomic data provided by an internationally recognized economics firm that generates forecasts of varying economic factors such as GDP growth, unemployment and interest rates. The economic scenarios are projected over 10 years. The first two to four years of the 10-year period assume a specific modeled economic scenario (including moderate upside, moderate recession and severe recession scenarios) and then revert to historical long-term assumptions over the remaining period. Using these economic scenarios, the forecasting model projects property-specific operating income and capitalization rates used to estimate the value of a future operating income stream. The operating income and the property valuations derived from capitalization rates are compared to loan payment and principal amounts to create debt-service coverage ratios (“DSCRs”) and LTVs over the forecast period. The model overlays historical data about mortgage loan performance based on DSCRs and LTVs and projects the probability of default, amount of loss given a default and resulting expected loss through maturity for each loan under each economic scenario. Economic scenarios are probability-weighted based on a statistical analysis of the forecasted economic factors and qualitative analysis. The Company records the change in the ACL on mortgage loans based on the weighted-average expected credit losses across the selected economic scenarios.

In response to significant economic stress experienced as a result of the COVID-19 pandemic during 2020 the Company increased the weight of both a moderate and severe recession in our estimate of the ACL. The Company continues to monitor economic uncertainty including rising COVID-19 infections leading to short-term lockdowns and the corresponding impact that this might have on the mortgage loan portfolio.

The ultimate impact to the Company’s financial statements could vary significantly from our estimates depending on, among other things, the duration and severity of the pandemic, the duration and severity of the economic downturn and the degree to which federal, state and local government actions to mitigate the economic impact of COVID-19 are effective. The impact on our commercial mortgage loan portfolio will also be impacted by borrower behavior in response to the economic stress. Borrowers with lower LTVs have an incentive to continue to make payments of principal and/or interest in order to preserve the equity they have in the underlying commercial real estate properties. As property values decline, borrowers have less incentive to continue to make payments.

When a borrower is experiencing financial difficulty, including when foreclosure is probable, the Company measures an ACL on individual mortgage loans.The ACL is established for any shortfall between the amortized cost of the loan and the fair value of the collateral less costs to sell. Estimates of collectibility from an individual borrower require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower’s ability to pay and/or the value of underlying collateral such as changes in projected property value estimates. As of December 31, 2020 (Successor Company), the Company did not have any mortgage loans for which an ACL was established on an individual basis.

There were no mortgage loans held-for-sale as of December 31, 2020 or 2019 (Successor Company). As of December 31, 2020 (Successor Company), the Company had no mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract.

Prior to January 1, 2020, the accounting model was based on an incurred loss approach. Mortgage loans were considered to be impaired when management estimated that, based upon current information and events, it was probable that the Company would be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that were deemed impaired, a valuation allowance was established for the difference between the carrying amount and estimated value. Changes in valuation allowances were recorded in net realized capital gains and losses.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

ACL on Mortgage Loans
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Balance as of January 1,	$—	$5	$—	$—
Cumulative effect of accounting changes [1]	9
Adjusted beginning ACL [2]	9	5	—	—
Current period provision (release)	8	(5)	5	—
Balance as of December 31,	$17	$—	$5	$—

[1]           Represents the establishment of ACL recorded on adoption of accounting guidance for credit losses on January 1, 2020. For further information, refer to Note 1 - Basis of Presentation and Significant Accounting Policies.

[2]           Prior to adoption of accounting guidance for credit losses on January 1, 2020, amounts were presented as a valuation allowance on mortgage loans.

The increase in the allowance for the year-ended December 31, 2020 (Successor Company) is the result of the COVID-19 pandemic and its impacts on the economic forecasts, as discussed above, as well as lower estimated property values and operating income as compared to the prior year.

The weighted-average LTV ratio of the Company’s mortgage loan portfolio was 54% as of December 31, 2020 (Successor Company), while the weighted-average LTV ratio at origination of these loans was 62%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan with property values based on appraisals updated no less than annually. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property’s net operating income to its value. DSCR compares a property’s net operating income to the borrower’s principal and interest payments and are updated no less than annually through reviews of underlying properties.

Mortgage Loans LTV & DSCR by Origination Year as of December 31, 2020 (Successor Company)
	2020		2019		2018		2017		2016		2015 & Prior		Total
Loan-to-Value	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost [1]	Avg. DSCR

65% - 80%	6	1.24x	78	1.56x	175	1.75x	94	1.98x	1	2.95x	54	1.12x	408	1.68x
Less than 65%	164	2.26x	207	2.95x	178	2.24x	248	2.35x	176	2.90x	728	2.29x	1,701	2.44x
Total mortgage loans	$170	2.23x	$285	2.56x	$353	1.99x	$342	2.25x	$177	2.90x	$782	2.21x	$2,109	2.29x

[1] Amortized cost of mortgage loans excludes ACL of $17.

Mortgage Loans LTV & DSCR as of December 31, 2019 (Successor Company)
Loan-to-Value	Amortized Cost	Avg. DSCR

65% - 80%	$269	1.74x
Less than 65%	1,972	2.44x
Total mortgage loans	$2,241	2.36x

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Mortgage Loans by Region
	Successor Company
	December 31, 2020		December 31, 2019
	Amortized Cost [1]	Percent of Total	Amortized Cost	Percent of Total
East North Central	$80	3.8%	$67	3.0%
East South Central	19	0.9%	19	0.9%
Middle Atlantic	154	7.3%	204	9.1%
Mountain	78	3.7%	75	3.3%
New England	83	3.9%	85	3.8%
Pacific	562	26.7%	646	28.8%
South Atlantic	569	27.0%	510	22.8%

West South Central	213	10.1%	209	9.3%
Other [2]	351	16.6%	426	19.0%
Total mortgage loans	$2,109	100%	$2,241	100%

[1]           Amortized cost of mortgage loans excludes ACL of $17.

[2]           Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type
	Successor Company
	December 31, 2020		December 31, 2019
	Amortized Cost [1]	Percent of Total	Amortized Cost	Percent of Total
Commercial

Industrial	$602	28.6%	$603	26.9%
Lodging	22	1.0%	24	1.1%
Multifamily	536	25.4%	576	25.7%
Office	481	22.8%	471	21.0%
Retail	418	19.8%	398	17.8%
Single Family	50	2.4%	120	5.3%
Other	—	—%	49	2.2%
Total mortgage loans	$2,109	100%	$2,241	100%

[1]           Amortized cost of mortgage loans excludes ACL of $17.

Past-Due Mortgage Loans

Mortgage loans are considered past due if a payment of principal or interest is not received according to the contractual terms of the loan agreement, which typically includes a grace period. As of December 31, 2020 and 2019 (Successor Company), the Company held no mortgage loans considered past due.

Purchased Financial Assets with Credit Deterioration

Purchased financial assets with credit deterioration (“PCD”) are purchased financial assets with a “more-than-insignificant” amount of credit deterioration since origination. PCD assets are assessed only at initial acquisition date and for any investments identified, the Company records an allowance at acquisition with a corresponding increase to the amortized cost basis. As of December 31, 2020 (Successor Company), the Company held no PCD fixed maturities, AFS or mortgage loans.

Variable Interest Entities

The Company is engaged with various special purpose entities and other entities that are deemed to be variable interest entities (“VIEs”) primarily as an investor through normal investment activities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE on the Company’s Consolidated Financial Statements. As of December 31, 2020 and 2019 (Successor Company), the Company did not hold any VIEs for which it was the primary beneficiary.

Non-Consolidated VIEs

The Company, through normal investment activities, makes passive investments in limited partnerships and other alternative investments. For these non-consolidated VIEs, the Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments. The Company’s maximum exposure to loss as of December 31, 2020 and 2019 (Successor Company) is limited to the total carrying value of $975 and $914, respectively, which are included in limited partnerships and other alternative investments on the Company’s Consolidated Balance Sheets. As of December 31, 2020 and 2019 (Successor Company), the Company had outstanding commitments totaling $461 and $474, respectively, whereby the Company is committed to fund these investments and may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.

In addition, the Company also makes passive investments in structured securities issued by VIEs for which the Company is not the manager. These investments are included in ABS, CLOs, CMBS and RMBS in the Available-for-Sale Securities table on the Company’s Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits and the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.

Repurchase Agreements and Other Collateral Transactions

The Company enters into securities financing transactions as a way to earn additional income or manage liquidity, primarily through repurchase agreements.

Repurchase Agreements

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. The maturity of these transactions is generally of ninety days or less. Repurchase agreements include master netting provisions that provide both parties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, the Company’s current positions do not meet the specific conditions for net presentation.

Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred under specified conditions and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company’s Consolidated Balance Sheets. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company’s Consolidated Balance Sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

From time to time, the Company enters into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The maturity of these transactions is generally within one year. The agreements require additional collateral to be transferred to the Company under specified conditions and the Company has the right to sell or re-pledge the securities received. The Company accounts for reverse repurchase agreements as collateralized financing. The receivable for reverse repurchase agreements is included within short-term investments in the Company’s Consolidated Balance Sheets.

Repurchase Agreements
	Successor Company
	December 31, 2020	December 31, 2019
	Fair Value	Fair Value
Repurchase agreements:
Gross amount of recognized liabilities for repurchase agreements	$262	$269
Gross amount of collateral pledged related to repurchase agreements [1]	$267	$273
Gross amount of recognized receivables for reverse repurchase agreements [2]	$28	$10

[1]    Collateral pledged is included within fixed maturities, AFS and short-term investments on the Company’s Consolidated Balance Sheets.

[2]    Collateral received is included within short-term investments on the Company’s Consolidated Balance Sheets.

Other Collateral Transactions

The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2020 and 2019 (Successor Company), the fair value of securities on deposit was $28 and $24, respectively.

For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 - Derivative Instruments of Notes to Consolidated Financial Statements.

Equity Method Investments

The majority of the Company’s investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, “limited partnerships”), are accounted for under the equity method of accounting. The Company recognized total equity method income of $130 and $161 for the years ended December 31, 2020 and 2019 (Successor Company), respectively, $67 for the period of June 1, 2018 to December 31, 2018 (Successor Company), and $41 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company). Equity method income is reported in net investment income. The Company’s maximum exposure to loss as of December 31, 2020 (Successor Company) is limited to the total carrying value of $999. In addition, the Company has outstanding commitments totaling approximately $463, to fund limited partnership and other alternative investments as of December 31, 2020 (Successor Company).

The Company’s investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2020, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company’s pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company’s limited partnership investments. This aggregated summarized financial data does not represent the Company’s proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $130.7 billion and $140.4 billion as of December 31, 2020 and 2019 (Successor Company), respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $24.3 billion and $25.5 billion as of December 31, 2020 and 2019 (Successor Company), respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.0 billion, $405 and $653 for the years ended December 31, 2020, 2019 and 2018 (Successor Company), respectively. Aggregate net income excluding net investment income of the limited partnerships in which the Company invested totaled $5.9 billion, $10.2 billion, and $8.9 billion for the years ended December 31, 2020, 2019 and 2018 (Successor Company), respectively. As of, and for the year ended, December 31, 2020 (Successor Company), the aggregated summarized financial data reflects the latest available financial information.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives

Derivative Instruments

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.

Strategies that Qualify for Hedge Accounting

Some of the Company’s derivatives satisfy hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. As a result of pushdown accounting, derivative instruments that previously qualified for hedge accounting were de-designated and recorded at fair value through adjustments to additional paid in capital at the acquisition date. The hedge strategies by hedge accounting designation include:

Cash Flow Hedges

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

Non-qualifying Strategies

Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company’s variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.

The non-qualifying strategies include:

Interest Rate Swaps, Swaptions and Futures

The Company uses interest rate swaps, swaptions and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2020 and 2019 (Successor Company), the notional amount of interest rate swaps in offsetting relationships was $1.3 billion for both years.

Foreign Currency Swaps and Forwards

The Company enters into foreign currency swaps to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars. The Company also enters into foreign currency forwards to hedge non-U.S. dollar denominated cash.

Fixed Payout Annuity Hedge

The Company previously had obligations for certain yen denominated fixed payout annuities under an assumed reinsurance contract. The Company had in place swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments. The last swap matured on October 31, 2019.

Credit Contracts

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty or the Company should the referenced security issuers experience a credit event, as defined in the contract. In addition, the

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

Equity Index Swaps and Options

The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio.

Macro Hedge Program

The Company utilizes equity swaps, options and futures as well as interest rate swaps to provide protection against the statutory tail scenario risk to the Company’s statutory surplus arising from higher GMWB and guaranteed minimum death benefits (“GMDB”) claims as well as lower variable annuity fee revenue.

GMWB Derivatives, net

The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative (“GMWB product derivatives”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as free-standing derivatives with a notional amount equal to the GRB reinsured.

During 2020, the Company closed the dynamic hedging program as the targeted risk exposure was no longer significant. Any risks covered previously under the dynamic hedging program are now covered by the macro hedge program. The Company previously utilized derivatives (“GMWB hedging instruments”) as part of a dynamic hedging program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders. The GMWB hedging instruments hedged changes in interest rates, equity market levels, and equity volatility. These derivatives included customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The Company retained the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices.

GMWB Hedging Instruments
	Successor Company
	Notional Amount		Fair Value
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Customized swaps		$3,938		$34
Equity swaps, options, and futures		855		(2)
Interest rate swaps and futures		2,189		41
Total		$6,982		$73

Modified Coinsurance Reinsurance Contracts

As of December 31, 2020 and 2019 (Successor Company), the Company had approximately $843 and $819, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the invested assets which are carried at fair value and support the reinsured reserves.

Derivative Balance Sheet Classification

For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts, where the associated gains and losses accrue directly to policyholders are not included in

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

the table below. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option.

Successor Company
	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
Hedge Designation/ Derivative Type	Dec 31, 2020	Dec 31, 2019	Dec 31, 2020	Dec 31, 2019	Dec 31, 2020	Dec 31, 2019	Dec 31, 2020	Dec 31, 2019
Cash flow hedges
Foreign currency swaps	$25	$10	$(2)	$—	$—	$—	$(2)	$—
Total cash flow hedges	25	10	(2)	—	—	—	(2)	—
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	3,419	3,082	(13)	(39)	28	11	(41)	(50)
Foreign exchange contracts
Foreign currency swaps and forwards	222	225	—	(7)	8	9	(8)	(16)
Credit contracts
Credit derivatives that purchase credit protection	40	40	—	(1)	—	—	—	(1)
Equity contracts
Equity index swaps and options	2,000	2,000	—	—	—	—	—	—
Variable annuity hedge program
GMWB product derivatives [1]	7,803	8,717	21	5	33	23	(12)	(18)
GMWB reinsurance contracts	1,688	1,869	7	17	7	17	—	—
GMWB hedging instruments	—	6,982	—	73	—	89	—	(16)
Macro hedge program	24,188	19,879	(453)	(114)	268	98	(721)	(212)
Other
Modified coinsurance reinsurance contracts	843	819	(93)	(43)	—	—	(93)	(43)
Total non-qualifying strategies	40,203	43,613	(531)	(109)	344	247	(875)	(356)
Total cash flow hedges and non-qualifying strategies	$40,228	$43,623	$(533)	$(109)	$344	$247	$(877)	$(356)
Balance Sheet Location
Fixed maturities, available-for-sale	$49	$43	$—	$—	$—	$—	$—	$—
Other investments	5,791	5,779	12	72	13	83	(1)	(11)
Other liabilities	24,054	26,396	(480)	(160)	291	124	(771)	(284)
Reinsurance recoverables	2,531	2,688	(86)	(26)	7	17	(93)	(43)
Other policyholder funds and benefits payable	7,803	8,717	21	5	33	23	(12)	(18)
Total derivatives	$40,228	$43,623	$(533)	$(109)	$344	$247	$(877)	$(356)

[1] These derivatives are embedded within liabilities and are not held for risk management purposes.

Offsetting of Derivative Assets/Liabilities

The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset on the Company’s Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Offsetting Derivative Assets and Liabilities (Successor Company)
	(i)	(ii)	(iii) = (i) - (ii)			(v) = (iii) - (iv)
			Net Amounts Presented on the Statement of Financial Position		Collateral Disallowed for Offset on the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset on the Statement of Financial Position	Derivative Assets [1] (Liabilities) [2]	Accrued Interest and Cash Collateral (Received) [3] Pledged [2]	Financial Collateral (Received) Pledged [4]	Net Amount
As of December 31, 2020
Other investments	$304	$295	$12	$(3)	$—	$9
Other liabilities	(772)	(279)	(480)	(13)	(488)	(5)
As of December 31, 2019
Other investments	$207	$187	$72	$(52)	$8	$12
Other liabilities	(295)	(91)	(160)	(44)	(204)	—

[1]    Included in other invested assets on the Company’s Consolidated Balance Sheets.

[2]    Included in other liabilities on the Company’s Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

[3]    Included in other investments on the Company’s Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

[4]    Excludes collateral associated with exchange-traded derivative instruments.

Cash Flow Hedges

For derivative instruments that are designated and qualify as cash flow hedges, the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Derivatives in Cash Flow Hedging Relationships
	Gain (Loss) Recognized in OCI
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Interest rate swaps	$—	$—	$—	$(17)
Foreign currency swaps	(2)	—	—	—
Total	$(2)	$—	$—	$(17)

Derivatives in Cash Flow Hedging Relationships (Successor Company)
Gain or (Loss) Reclassified from AOCI into Income
	For the Years Ended December 31,				June 1, 2018 to December 31, 2018
	2020		2019
	Net Capital Gain (Loss)	Net Investment Income	Net Capital Gain (Loss)	Net Investment Income	Net Capital Gain (Loss)	Net Investment Income
Interest rate swaps	—	—	—	—	—	—
Foreign currency swaps	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—
Total Amounts Presented on the Consolidated Statements of Operations	$(74)	$816	$(275)	$924	$142	$509

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Derivatives in Cash Flow Hedging Relationships (Predecessor Company)
	Gain or (Loss) Reclassified from AOCI into Income
	January 1, 2018 to May 31, 2018
	Net Capital Gain/(Loss)	Net Investment Income
Interest rate swaps	$—	$8
Foreign currency swaps	(2)	—
Total	(2)	8
Total Amounts Presented on the Consolidated Statements of Operations	$(107)	$520

As of December 31, 2020, the before tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months is less than $1. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows.

For all periods presented, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

Non-qualifying Strategies

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Variable annuity hedge program
GMWB product derivatives	$67	$134	$(25)	$82
GMWB reinsurance contracts	(27)	(13)	1	(25)
GMWB hedging instruments	42	(68)	36	(45)
Macro hedge program	(414)	(418)	153	(36)
Total variable annuity hedge program	(332)	(365)	165	(24)
Foreign exchange contracts
Foreign currency swaps and forwards	(4)	—	2	(3)
Fixed payout annuity hedge	—	(4)	(15)	10
Total foreign exchange contracts	(4)	(4)	(13)	7
Other non-qualifying derivatives
Interest rate contracts
Interest rate swaps, swaptions, and futures	180	103	23	(40)
Credit contracts
Credit derivatives that purchase credit protection	19	—	—	1
Credit derivatives that assume credit risk	—	7	(1)	(3)
Equity contracts
Equity index swaps and options	—	(1)	—	—

Other

Modified coinsurance reinsurance contracts	(50)	(55)	13	32
Total other non-qualifying derivatives	149	54	35	(10)
Total [1]	$(187)	$(315)	$187	$(27)

[1] Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that are permissible under the Company’s investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings. As of December 31, 2020 and 2019 (Successor Company), the Company did not hold any credit derivatives that assume credit risk.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Derivative Collateral Arrangements

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2020 and 2019 (Successor Company), the Company pledged cash collateral with a fair value of $48 and $10, respectively, associated with derivative instruments. The collateral receivable has been recorded in other assets or other liabilities on the Company’s Consolidated Balance Sheets, as determined by the Company’s election to offset on the balance sheet. As of December 31, 2020 and 2019 (Successor Company), the Company also pledged securities collateral associated with derivative instruments with a fair value of $526 and $214, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties generally have the right to sell or re-pledge these securities. In addition, as of December 31, 2020 and 2019 (Successor Company), the Company has pledged initial margin of securities related to OTC-cleared and exchange traded derivatives with a fair value of $215 and $165, respectively.

As of December 31, 2020 and 2019 (Successor Company), the Company accepted cash collateral associated with derivative instruments of $65 and $188, respectively, which was invested and recorded on the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company’s election to offset on the balance sheet. The Company also accepted securities collateral as of December 31, 2020 and 2019 (Successor Company) with a fair value of $0 and $9, respectively, all of which the Company has the right to sell or repledge. As of December 31, 2020 (Successor Company), the Company has not repledged securities and did not sell any securities. The non-cash collateral accepted was held in separate custodial accounts and was not included on the Company’s Consolidated Balance Sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

5. Reinsurance

The Company cedes insurance to unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly monitors the financial condition and ratings of its reinsurers and structures agreements to provide collateral funds where necessary.

Reinsurance Recoverables

Reinsurance recoverables include balances due from reinsurance companies and are presented net of allowances for uncollectible reinsurance in 2019 and net of ACL in 2020, upon adoption of ASU 2016-13. For further information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements. The ACL represents an estimate of expected credit losses over the lifetime of the contracts that reflect management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ inability to pay. Reinsurance recoverables include an estimate of the amount of policyholder benefits that may be ceded under the terms of the reinsurance agreements. Amounts recoverable from reinsurers are estimated in a manner consistent with assumptions used for the underlying policy benefits. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.

Reinsurance Recoverables, net (Successor Company)
	As of December 31,
	2020	2019
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$18,807	$19,534
Commonwealth	7,579	8,147
Other reinsurers	1,076	1,143
Gross reinsurance recoverables	27,462	28,824
Less: ACL	7
Reinsurance recoverables, net [1]	$27,455	$28,824

[1] As of December 31, 2019 (Successor Company), no allowance for uncollectible reinsurance was required.

As of December 31, 2020 (Successor Company), the Company had reinsurance recoverables from Commonwealth, Massachusetts Mutual Life Insurance Company (“MassMutual”) and Prudential Financial, Inc. (“Prudential”) of approximately $7.6 billion, $7.0 billion and $11.8 billion, respectively. As of December 31, 2019 (Successor Company), the Company had reinsurance recoverables from Commonwealth, MassMutual and Prudential of $8.1 billion, $8.0 billion and $11.5 billion, respectively. The Company’s obligations to its direct policyholders that have been reinsured to Commonwealth, MassMutual and Prudential are primarily secured by invested assets held in trust.

As of December 31, 2020 (Successor Company), the ACL increased to $7 from $5 at January 1, 2020, upon adoption of ASU 2016-13. The Company closely monitors the financial condition, ratings and current market information of all its counterparty reinsurers and records an ACL considering the credit quality of the reinsurer, the invested assets in trust, and the period over which the recoverable balances are expected to be collected. Counterparty risk is assessed on a pooled basis in cases of shared risk characteristics, and separately for individual reinsurers when it is more relevant. The Company evaluates historical events, current conditions, and reasonable and supportable forecasts in developing its ACL estimate. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts and funds held accounts. The ACL is estimated using a probability of default and loss given default model applied to the amount of reinsurance recoverables, net of collateral, exposed to loss. The probability of default factor is assigned based on each reinsurer’s credit rating. The Company reassesses and updates credit ratings on a quarterly basis. The probability of default factors encompass historical industry defaults for liabilities with similar durations to the reinsured liabilities as estimated through multiple economic cycles. The loss given default factors are based on a study of historical recovery rates for general creditors of corporations through multiple economic cycles.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

5. Reinsurance (continued)

Insurance Revenues
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Gross earned premiums, fee income and other	$2,221	$2,375	$1,439	$1,059
Reinsurance assumed	125	115	66	48
Reinsurance ceded	(1,570)	(1,627)	(972)	(684)
Net earned premiums, fee income and other	$776	$863	$533	$423

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $1.5 billion and $1.4 billion for the years ended December 31, 2020 and 2019 (Successor Company), respectively, $731 for the period of June 1, 2018 to December 31, 2018 (Successor Company) and $546 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company). In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

6. Deferred Policy Acquisition Costs and Value of Business Acquired

Changes in the DAC Balance [1]
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Balance, beginning of period	$—	$—	$—	$405
Deferred costs	—	—	—	1
Amortization — DAC	—	—	—	(13)
Amortization — Unlock benefit (charge), pre-tax	—	—	—	(3)
Adjustments to unrealized gains and losses on securities AFS and other	—	—	—	31
Balance, end of period	$—	$—	$—	$421

[1]    Effective with the application of pushdown accounting on May 31, 2018, the Company eliminated its DAC balance through a pushdown accounting adjustment. Please see Note 1, Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements for further discussion of pushdown accounting.

Changes in the VOBA Balance [1]
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Balance, beginning of period	$696	$716	$805	$—
Amortization — VOBA [2]	14	25	(80)	—
Amortization — Unlock benefit (charge), pre-tax	(64)	—	(19)	—
Adjustments to unrealized gains and losses on securities AFS and other	(60)	(45)	10	—
Balance, end of period	$586	$696	$716	$—

[1]    Effective with the application of pushdown accounting on May 31, 2018, the Company established its VOBA balance through a pushdown accounting adjustment. For further discussion of pushdown accounting, please see Note 1, Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

[2]    Negative gross profits due to hedge losses resulted in a write-up of VOBA.

Expected Amortization of VOBA
Successor Company
Years	Expected Amortization
2021	$(10)
2022	$18
2023	$22
2024	$25
2025	$31

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

7. Reserves for Future Policy Benefits and Separate Account Liabilities

Changes in Reserves for Future Policy Benefits
Successor Company
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2020	$450	$3,691	$14,324	$18,465
Incurred [3]	101	526	467	1,094
Paid	(91)	(22)	(821)	(934)

Liability balance as of December 31, 2020	$460	$4,195	$13,970	$18,625
Reinsurance recoverable asset as of January 1, 2020	$269	$3,691	$4,843	$8,803
Incurred [3]	57	526	122	705
Paid	(72)	(22)	(275)	(369)
Reinsurance recoverable asset as of December 31, 2020	$254	$4,195	$4,690	$9,139

Successor Company
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2019	$462	$3,276	$14,585	$18,323
Incurred [3]	78	419	566	1,063
Paid	(90)	(4)	(827)	(921)

Liability balance as of December 31, 2019	$450	$3,691	$14,324	$18,465
Reinsurance recoverable asset as of January 1, 2019	$284	$3,276	$4,972	$8,532
Incurred [3]	57	419	163	639
Paid	(72)	(4)	(292)	(368)
Reinsurance recoverable asset as of December 31, 2019	$269	$3,691	$4,843	$8,803

[1]    These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the GRB are embedded derivatives held at fair value and are excluded from these balances.

[2]    Represents life-contingent reserves for which the company is subject to insurance and investment risk.

[3]    Includes the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Value by GMDB/GMWB Type as of December 31, 2020
	Account Value (“AV”) [9]	Net amount at Risk (“NAR”) [10]	Retained Net Amount at Risk (“RNAR”) [10]	Weighted Average Attained Age of Annuitant
MAV [1]
MAV only	$12,649	$1,500	$225	74
With 5% rollup [2]	928	72	23	75
With earnings protection benefit rider (“EPB”) [3]	3,221	594	83	74
With 5% rollup & EPB	446	101	22	76
Total MAV	17,244	2,267	353
Asset protection benefit (“APB”) [4]	8,332	46	32	72
Lifetime income benefit (“LIB”) — death benefit [5]	369	2	2	74
Reset [6] (5-7 years)	2,420	7	5	72
Return of premium (“ROP”) /other [7]	5,642	46	45	75
Variable annuity without GMDB [8]	2,570	—	—	72
Subtotal variable annuity [11]	$36,577	$2,368	$437	74
Less: general account value	2,801
Subtotal variable annuity separate account liabilities	33,776
Separate account liabilities - other	75,849
Total separate account liabilities	$109,625

[1]           MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).

[2]           Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

[3]           EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

[4]           APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5]           LIB GMDB is the greatest of current AV; net premiums paid; or, for certain contracts, a benefit amount generally based on market performance that ratchets over time.

[6]           Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).

[7]           ROP GMDB is the greater of current AV and net premiums paid.

[8]           Includes account value for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.

[9]           AV includes the contract holder’s investment in the separate account and the general account.

[10]    NAR is defined as the guaranteed minimum death benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

[11]    Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $5.0 billion of total account value and weighted average attained age of 76 years. There is no NAR or retained NAR related to these contracts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Balance Breakdown of Variable Separate Account Investments for Contracts with Guarantees
	Successor Company
Asset Type	December 31, 2020	December 31, 2019
Equity securities (including mutual funds)	$32,011	$31,114
Cash and cash equivalents [1]	1,765	1,319
Total [2]	$33,776	$32,433

[1]           Represents an allocation of the portfolio holdings.

[2]           Includes $2.6 billion and $2.3 billion of account value as of December 31, 2020 and 2019 (Successor Company) for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.

As of December 31, 2020 and 2019 (Successor Company), approximately 18% and 21%, respectively, of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 82% and 79%, respectively, were funds invested in equity securities.

For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

8. Other Intangible Assets

Other Intangible Assets (Successor Company)
As of December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Expected Life
Amortizing intangible assets [1]	$29	$15	$14	5
Total indefinite lived intangible assets [2]	26	—	26	—
Total other intangible assets	$55	$15	$40	5

[1]           Consist of internally developed software

[2]           Consist of state insurance licenses

There have been no additions, renewals or extension since December 31, 2019 (Successor Company).

Expected Pre-tax Amortization Expense (Successor Company)
Years	Expected Future Amortization Expense
2021	$6
2022	$6
2023	$2
2024	$—
2025	$—

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

9. Debt

Collateralized Advances

The Company is a member of the Federal Home Loan Bank of Boston (“FHLBB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the Company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The Connecticut Insurance Department (“CTDOI”) will permit the Company to pledge up to approximately $940 in qualifying assets to secure FHLBB advances for 2021. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2020, the Company had no advances outstanding under the FHLBB facility.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

10. Income Taxes

Provision for Income Taxes
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
Income Tax Expense (Benefit)	2020	2019
Current - U.S. Federal	$10	$(8)	$(15)	$1
Deferred - U.S. Federal	56	52	74	6
Total income tax expense	$66	$44	$59	$7

Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities.

Components of Deferred Tax Assets (Liabilities)
	Successor Company
	As of December 31,
	2020	2019
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$79	$60
Unearned premium reserve and other underwriting related reserves	1	4
VOBA and reserves	567	557
Net operating loss carryover	102	166
Employee benefits	7	4
Foreign tax credit carryover	18	13
Deferred reinsurance gain	198	210
Other	11	15
Total deferred tax assets	983	1,029
Deferred Tax Liabilities
Investment related items	(145)	(150)
Net unrealized gain on investments	(360)	(198)
Total deferred tax liabilities	(505)	(348)
Net deferred tax assets	$478	$681

The federal audits for the Company have been completed through 2013 and the Company is not currently under examination for any open years. The statute of limitations is closed through the 2016 tax year with the exception of net operating loss (“NOL”) carryforwards utilized in open tax years. Management believes that adequate provision has been made on the consolidated financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. For periods ending December 31, 2020 and 2019 (Successor Company), the Company had no reserves for uncertain tax positions. At December 31, 2020 and 2019 (Successor Company), there was no unrecognized tax benefit that if recognized would affect the effective tax rate and that is reasonably possible of significantly increasing or decreasing within the next 12 months.

The Company classifies interest and penalties (if applicable) as income tax expense on the consolidated financial statements. The Company recognized no interest expense for the years ended December 31, 2020 and 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company). The Company had no interest payable as of December 31, 2020 and 2019 (Successor Company). The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not recorded any accrual for penalties.

The application of purchase and pushdown accounting resulted in market value adjustments to the Company’s assets and liabilities, which resulted in a corresponding increase in the Company’s deferred tax asset. For further information, see Note 1- Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

10. Income Taxes (continued)

The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics and business considerations such as asset-liability matching.

Net deferred income taxes include the future tax benefits associated with the net operating loss carryover and foreign tax credit carryover as follows:

Net Operating Loss Carryover

As of December 31, 2020 and 2019 (Successor Company), the net deferred tax asset included the expected tax benefit attributable to net operating losses of $484 and $790, respectively. The totals include U.S. losses that were generated prior to 2017 of $121 and $437, respectively. These losses are subject to limits on the period for which they can be carried forward. If not utilized, these losses will expire from 2028-2030. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income. The totals also include U.S. losses that were generated in 2018 of $363 and $353, respectively, primarily due to the Commonwealth Annuity Reinsurance Agreement. These losses do not expire, but their utilization in any carryforward year is limited to 80% of taxable income in that year.

Given the continued decline of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened, and given the Company’s expected future earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company’s estimate of the likely realization may change over time.

Foreign Tax Credit Carryover

As of December 31, 2020 and 2019 (Successor Company), the net deferred tax asset included the expected tax benefit attributable to foreign tax credit carryovers of $18 and $13 respectively.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Tax provision at the U.S. federal statutory rate	$98	$86	$98	$21
Dividends received deduction (“DRD”)	(28)	(34)	(37)	(12)
Foreign related investments	(4)	(7)	(4)	(3)
Tax reform	—	—	—	(2)
Other		(1)	2	3
Provision for income taxes	$66	$44	$59	$7

The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. Commitments and Contingencies

Contingencies Relating to Corporate Litigation and Regulatory Matters

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its “best estimate,” or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.

Litigation

The Company is involved in claims litigation arising in the ordinary course of business with respect to life and annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.

Lease Commitments

The rent paid to Hartford Fire Insurance Company (“Hartford Fire”) for operating leases was $2 and $2 for the years ended December 31, 2020 and 2019, respectively (Successor Company), $1 for the period of June 1, 2018 to December 31, 2018 (Successor Company) and $1 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company).

Future Minimum Lease Payments (Successor Company)
2021	$1
2022	1
2023	1
2024	—
2025	—
Thereafter	—
Total minimum lease payments	$3

Unfunded Commitments

As of December 31, 2020 (Successor Company), the Company had outstanding commitments totaling $567, of which $463 was committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $4 of the outstanding commitments is primarily related to various funding obligations associated with private debt securities. The remaining outstanding commitments of $100 relate to mortgage loans. Of the $567 in total outstanding commitments, $66 are related to mortgage loan commitments which the Company can cancel unconditionally.

Guaranty Fund and Other Insurance-related Assessments

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. Commitments and Contingencies (continued)

Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities on the Consolidated Balance Sheets. As of December 31, 2020 and 2019 (Successor Company) the liability balance was $7 and $8, respectively. As of December 31, 2020 and 2019 (Successor Company) amounts related to premium tax offsets of $2 were included in other assets.

Derivative Commitments

Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies or risked-based capital (“RBC”) tests, of the individual legal entity that entered into the derivative agreement. If the legal entity’s financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances enable the counterparties to terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2020 (Successor Company) was $539. Of this $539, the legal entities have posted collateral of $572, which is inclusive of initial margin requirements in the normal course of business. In addition, the Company has posted collateral of $23 associated with a customized GMWB derivative. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we post, when required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

12. Transactions with Related Parties

Parent Company Transactions (Successor Company)

As of December 31, 2020 and 2019, the Company had no direct employees as we are managed by TLI, the Company’s parent, pursuant to an Intercompany Services and Cost Allocation Agreement effective as of June 1, 2018 (the “Management Agreement”) between the Company, TLI and other Company affiliates. Pursuant to the Management Agreement, the parties provide a variety of operating services to each other to conduct their day to day business, including employee compensation and management services. Expenses incurred by TLI in providing these services are reimbursed by the Company based on TLI’s actual cost incurred.

For information related to capital contributions to the parent company, see the Dividends section of Note 13 - Statutory Results of Notes to Consolidated Financial Statements.

Parent Company Transactions (Predecessor Company)

Prior to the sale of the Company, substantially all general insurance expenses related to the Company were initially paid by The Hartford. Expenses were allocated to the Company using specific identification if available, or other applicable methods, that would include a blend of revenue, expense and capital.

Reinsurance Ceded to Affiliates (Predecessor Company)

The Company maintained a reinsurance agreement with Hartford Life and Accident Insurance Company (“HLA”) whereby the Company ceded both group life and group accident and health risk business. Under this agreement, the Company ceded group life premiums of $9 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company). The Company also ceded accident and health premiums of $25 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

13. Statutory Results

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition and value of business acquired costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as “statutory capital”.

Statutory Net Income (Loss)
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Combined statutory net income (loss)	$245	$488	$(126)	$181

Statutory Capital
	Successor Company
	As of December 31,
	2020	2019
Statutory capital [1]	$3,142	$3,194

[1]           The Company relies upon a prescribed practice allowed by Connecticut state laws that allow the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. The benefit from this prescribed practice was approximately $51 and $37 as of December 31, 2020 and 2019 (Successor Company), respectively.

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries that report under U.S. GAAP. The combined statutory net income (loss) above represents the total statutory net income (loss) of the Company and its other insurance subsidiaries.

Regulatory Capital Requirements

The Company’s U.S. insurance companies’ states of domicile impose RBC requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level RBC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences (“Company Action Level”) is two times the ACL RBC. The adequacy of a company’s capital is determined by the ratio of a company’s TAC to its Company Action Level, known as the “RBC ratio”. The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2020 and 2019 (Successor Company). The reporting of RBC ratios is not intended for the purpose of ranking any insurance company, or for use in connection with any marketing, advertising or promotional activities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

13. Statutory Results (continued)

Dividends

Dividends to the Company from its insurance subsidiaries and dividends from the Company to its parent are restricted by insurance regulation. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a domiciled insurer exceeds the insurer’s earned surplus or certain other thresholds as calculated under applicable state insurance law, the dividend requires the prior approval of the domestic regulator. In addition to statutory limitations on paying dividends, the Company also takes other items into consideration when determining dividends from subsidiaries. These considerations include, but are not limited to, expected earnings and capitalization of the subsidiary, regulatory capital requirements and liquidity requirements of the individual operating company. As a condition of the sale, Talcott Resolution Life Insurance Company and its affiliates were required to gain pre-approval from the state insurance commissioner for any dividends, regardless of size, through May 31, 2020.

On September 18, 2020 (Successor Company), TL received a $400 dividend from its subsidiary, Talcott Resolution Life and Annuity Insurance Company (“TLA”). On the same date, TL subsequently declared and paid a $319 dividend to its parent, Talcott Resolution Life, Inc. (“TLI”).

On September 16, 2019 (Successor Company), TL received a $250 dividend from its subsidiary, TLA. On the same date, TL subsequently declared and paid a $700 dividend to its parent, TLI.

Prior to the close of the Talcott Resolution Sale Transaction, the Hartford Life Insurance Company (Predecessor Company) paid approximately $619 in dividends to its parent and subsequently to The Hartford. TL, formerly known as Hartford Life Insurance Company, contributed $309 and TLA, formerly known as Hartford Life and Annuity Insurance Company, contributed $308 including other intercompany transactions net settled between TL and The Hartford prior to closing.

After September 18, 2021, the Company is permitted to pay up to a maximum of $597 in dividends and the Company’s subsidiaries are permitted to pay up to a maximum of $335 in dividends without prior approval from the state insurance commissioner.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

14. Changes in and Reclassifications From Accumulated Other Comprehensive Income

Changes in AOCI, Net of Tax for the Year Ended December 31, 2020 (Successor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Unrealized Losses on Fixed Maturities for Which an ACL Has Been Recorded	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$717	$—	$—	$—	$717
OCI before reclassifications	665	(1)	(1)	—	663
Amounts reclassified from AOCI	(100)	1	—	—	(99)
OCI, net of tax	565	—	(1)	—	564
Ending balance	$1,282	$—	$(1)	$—	$1,281

Changes in AOCI, Net of Tax for the Year Ended December 31, 2019 (Successor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$(173)	$—	$2	$(171)
OCI before reclassifications	927	—	(2)	925
Amounts reclassified from AOCI	(37)	—	—	(37)
OCI, net of tax	890	—	(2)	888
Ending balance	$717	$—	$—	$717

Changes in AOCI, Net of Tax for the Period of June 1, 2018 to December 31, 2018 (Successor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$—	$—	$—	$—
OCI before reclassifications	(198)	—	2	(196)
Amounts reclassified from AOCI	25	—	—	25
OCI, net of tax	(173)	—	2	(171)
Ending balance	$(173)	$—	$2	$(171)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

14. Changes in and Reclassifications From Accumulated Other Comprehensive Income (continued)

Changes in AOCI, Net of Tax for the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$1,022	$4	$(3)	$1,023
Cumulative effect of accounting changes, net of tax [1]	182	—	—	182
Adjusted balance, beginning of period	1,204	4	(3)	1,205
OCI before reclassifications	(432)	(13)	1	(444)
Amounts reclassified from AOCI	2	(5)	—	(3)
OCI, net of tax	(430)	(18)	1	(447)
Ending balance	$774	$(14)	$(2)	$758

[1]           Includes reclassification to retained earnings of $193 of stranded tax effects and $11 of net unrealized gains, after tax, related to equity securities. Refer to Note 1 - Basis of Presentation and Significant Accounting Policies for further information.

Reclassification from AOCI
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	Affected Line Item on the Consolidated Statement of Operations
	2020	2019
Net Unrealized Gain on Fixed Maturities
Available-for-sale securities	$127	$47	$(32)	$(2)	Net realized capital gains (losses)
	127	47	(32)	(2)	Income before income taxes
	27	10	(7)	—	Income tax expense
	$100	$37	$(25)	$(2)	Net income
Unrealized Losses on Fixed Maturities for Which an ACL Has Been Recorded
Fixed maturities, AFS	$(1)				Net realized capital gains (losses)
	(1)				Income before income taxes
	—				Income tax expense
	$(1)				Net income
Net Gains on Cash-Flow Hedging Instruments
Interest rate swaps	$—	$—	$—	$—	Net realized capital gains (losses)
Interest rate swaps	—	—	—	8	Net investment income
Foreign currency swaps	—	—	—	(2)	Net realized capital gains (losses)
	—	—	—	6	Income before income taxes
	—	—	—	1	Income tax expense
	$—	$—	$—	$5	Net income
Total amounts reclassified from AOCI	$99	$37	$(25)	$3	Net income

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

15. Subsequent Event

On January 18, 2021 the Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Company and its life and annuity operating subsidiaries. Proceeds from the merger consist of a combined pre-closing dividend and cash at closing totaling approximately $2.25 billion and is subject to certain closing adjustments.